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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment  Company  Act  file
Number: 002-73024

                       GARATMORE VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

                1200 RIVER ROAD, CONSHOHOCKEN, PENNSYLVANIA 19428
       (Address of principal executive offices)                (Zip code)

                            ELIZABETH A. DAVIN, ESQ.
                                NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (Name and address of agent for service)

Registrant's  telephone  number,  including  area  code: (484) 530-1300

Date  of  fiscal  year  end: 12/31/03

Date  of  reporting  period: 06/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

--------------------------------------------------------------------------------
                        GARTMORE VARIABLE INSURANCE TRUST

                        SEMI ANNUAL REPORT JUNE 30, 2003

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2003

                                TABLE OF CONTENTS

Gartmore GVIT Nationwide Fund. . . . . . . . . . . . . . . . . .    2
Gartmore GVIT Growth Fund. . . . . . . . . . . . . . . . . . . .    4
Gartmore GVIT Government Bond Fund . . . . . . . . . . . . . . .    6
GVIT Small Company Fund. . . . . . . . . . . . . . . . . . . . .    8
Gartmore GVIT Money Market Fund. . . . . . . . . . . . . . . . .   17
Gartmore GVIT Money Market Fund II . . . . . . . . . . . . . . .   21
J.P. Morgan GVIT Balanced Fund . . . . . . . . . . . . . . . . .   22
Gartmore GVIT Mid Cap Growth Fund. . . . . . . . . . . . . . . .   30
Nationwide GVIT Strategic Value Fund . . . . . . . . . . . . . .   32
Comstock GVIT Value Fund . . . . . . . . . . . . . . . . . . . .   34
Federated GVIT High Income Bond Fund . . . . . . . . . . . . . .   36
GVIT Equity 500 Index Fund . . . . . . . . . . . . . . . . . . .   42
Van Kampen GVIT Multi Sector Bond Fund . . . . . . . . . . . . .   48
GVIT Small Cap Value Fund. . . . . . . . . . . . . . . . . . . .   56
GVIT Small Cap Growth Fund . . . . . . . . . . . . . . . . . . .   61
Gartmore GVIT Worldwide Leaders Fund . . . . . . . . . . . . . .   63
Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . . . . . . . .   65
Turner GVIT Growth Focus Fund. . . . . . . . . . . . . . . . . .   70
Gartmore GVIT Global Technology and Communications Fund. . . . .   71
Gartmore GVIT Global Health Sciences Fund. . . . . . . . . . . .   72
Gartmore GVIT Nationwide Leaders Fund .. . . . . . . . . . . . .   73
Gartmore GVIT Emerging Markets Fund. . . . . . . . . . . . . . .   74
Gartmore GVIT International Growth Fund. . . . . . . . . . . . .   77
Dreyfus GVIT International Value Fund. . . . . . . . . . . . . .   80
Gartmore GVIT Investor Destinations Aggressive Fund. . . . . . .   84
Gartmore GVIT Investor Destinations Moderately Aggressive Fund .   85
Gartmore GVIT Investor Destinations Moderate Fund. . . . . . . .   86
Gartmore GVIT Investor Destinations Moderately Conservative Fund   87
Gartmore GVIT Investor Destinations Conservative Fund. . . . . .   88
Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . .   89
Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . .   90
Gartmore GVIT Global Financial Services Fund . . . . . . . . . .   92
Gartmore GVIT Developing Markets Fund .. . . . . . . . . . . . .   93
Statements of Assets and Liabilities . . . . . . . . . . . . . .   97
Statements of Operations . . . . . . . . . . . . . . . . . . . .  103
Statements of Changes in Net Assets. . . . . . . . . . . . . . .  109
Financial Highlights . . . . . . . . . . . . . . . . . . . . . .  133
Notes to Financial Statements. . . . . . . . . . . . . . . . . .  177

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                          GARTMORE  GVIT  NATIONWIDE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

-----------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES       VALUE
-----------------------------------------------------------------
COMMON STOCKS (99.7%)

AEROSPACE/DEFENSE (0.8%)
Boeing Co. (The) . . . . . . . . . . . .    341,826  $ 11,731,468
                                                     ------------

BANKS (4.3%)
Bank of America Corp.. . . . . . . . . .    159,678    12,619,352
Bank of New York Co., Inc. (The) . . . .    316,262     9,092,533
J.P. Morgan Chase & Co.. . . . . . . . .    358,525    12,254,385
U.S. Bancorp . . . . . . . . . . . . . .    923,611    22,628,469
Wachovia Corp. . . . . . . . . . . . . .    221,547     8,853,018
                                                     ------------
                                                       65,447,757
                                                     ------------

BIOTECHNOLOGY (1.6%)
Amgen, Inc. (b). . . . . . . . . . . . .    355,695    23,632,376
                                                     ------------

BROADCAST MEDIA/CABLE TELEVISION (2.7%)
AOL Time Warner, Inc. (b). . . . . . . .  1,638,477    26,363,095
Viacom, Inc. Class B (b) . . . . . . . .    335,631    14,653,649
                                                     ------------
                                                       41,016,744
                                                     ------------

CAPITAL GOODS (5.5%)
Deere & Co.. . . . . . . . . . . . . . .    197,985     9,047,915
Dover Corp.. . . . . . . . . . . . . . .    242,474     7,264,521
Eaton Corp.. . . . . . . . . . . . . . .    164,424    12,925,371
General Electric Co. . . . . . . . . . .  1,006,275    28,859,966
PACCAR, Inc. . . . . . . . . . . . . . .    201,048    13,582,803
Pall Corp. . . . . . . . . . . . . . . .    519,224    11,682,540
                                                     ------------
                                                       83,363,116
                                                     ------------

CHEMICALS (2.0%)
Dow Chemical Co. . . . . . . . . . . . .    362,191    11,213,433
Praxair, Inc.. . . . . . . . . . . . . .    310,123    18,638,393
                                                     ------------
                                                       29,851,826
                                                     ------------

COMPUTER EQUIPMENT (3.2%)
Dell Computer Corp. (b). . . . . . . . .    482,354    15,416,034
Hewlett-Packard Co.. . . . . . . . . . .  1,574,002    33,526,242
                                                     ------------
                                                       48,942,276
                                                     ------------

COMPUTER NETWORKS (1.1%)
Cisco Systems, Inc. (b). . . . . . . . .    958,464    15,996,764
                                                     ------------

COMPUTER SOFTWARE & SERVICES (8.0%)
Affiliated Computer Services, Inc.
Class A (b). . . . . . . . . . . . . . .    231,638    10,592,806
Microsoft Corp.. . . . . . . . . . . . .  2,333,846    59,769,796
Oracle Corp. (b) . . . . . . . . . . . .  1,200,689    14,432,282
Sun Microsystems, Inc. (b) . . . . . . .  3,326,843    15,303,478
Unisys Corp. (b) . . . . . . . . . . . .  1,638,085    20,115,684
                                                     ------------
                                                      120,214,046
                                                     ------------

CONGLOMERATES (1.6%)
3M Co. . . . . . . . . . . . . . . . . .    101,821    13,132,873
Ingersoll-Rand Co. . . . . . . . . . . .    236,828    11,206,701
                                                     ------------
                                                       24,339,574
                                                     ------------

CONSTRUCTION & BUILDING MATERIALS (1.8%)
Centex Corp. . . . . . . . . . . . . . .    176,292    13,713,755
Masco Corp.. . . . . . . . . . . . . . .    551,373    13,150,246
                                                     ------------
                                                       26,864,001
                                                     ------------

CONSUMER DURABLE (0.6%)
Fortune Brands, Inc. . . . . . . . . . .    164,864     8,605,901
                                                     ------------
CONSUMER PRODUCTS (1.6%)
Procter & Gamble Co. (The) . . . . . . .    263,696    23,516,409
                                                     ------------

DRUGS (8.7%)
Eli Lilly & Co.. . . . . . . . . . . . .    230,850    15,921,725
Merck & Co., Inc.. . . . . . . . . . . .    426,171    25,804,654
Mylan Laboratories, Inc. . . . . . . . .    234,785     8,163,474
Pfizer, Inc. . . . . . . . . . . . . . .  1,811,716    61,870,102
Wyeth. . . . . . . . . . . . . . . . . .    441,821    20,124,947
                                                     ------------
                                                      131,884,902
                                                     ------------
E-COMMERCE & SERVICES (0.0%)
eBay, Inc. (b) . . . . . . . . . . . . .      1,400       145,852
                                                     ------------
FINANCIAL/BANKS (0.9%)
Mellon Financial Corp. . . . . . . . . .    509,447    14,137,154
                                                     ------------

FINANCIAL SERVICES (7.8%)
Capital One Financial Corp.. . . . . . .    162,089     7,971,537
Citigroup, Inc.. . . . . . . . . . . . .    753,548    32,251,853
Fannie Mae . . . . . . . . . . . . . . .    221,409    14,931,823
FleetBoston Financial Corp.. . . . . . .    397,329    11,804,645
Golden West Financial Corp.. . . . . . .     10,100       808,101
Goldman Sachs Group, Inc.. . . . . . . .    120,830    10,119,513
Merrill Lynch & Co., Inc.. . . . . . . .    175,982     8,214,840
Morgan Stanley . . . . . . . . . . . . .    162,891     6,963,590
Washington Mutual, Inc.. . . . . . . . .    178,421     7,368,787
Wells Fargo & Co.. . . . . . . . . . . .    351,204    17,700,682
                                                     ------------
                                                      118,135,371
                                                     ------------

FOOD & BEVERAGE (2.7%)
Kraft Foods, Inc. Class A. . . . . . . .    231,426     7,532,916
PepsiCo, Inc.. . . . . . . . . . . . . .    517,643    23,035,114
Sysco Corp.. . . . . . . . . . . . . . .    353,362    10,614,994
                                                     ------------
                                                       41,183,024
                                                     ------------

HEALTHCARE (5.7%)
Boston Scientific Corp. (b). . . . . . .    149,178     9,114,776
Johnson & Johnson. . . . . . . . . . . .    542,407    28,042,441
Manor Care, Inc. (b) . . . . . . . . . .    451,618    11,294,966
Medtronic, Inc.. . . . . . . . . . . . .    232,738    11,164,442
St. Jude Medical, Inc. (b) . . . . . . .    280,011    16,100,633
UnitedHealth Group, Inc. . . . . . . . .     13,000       653,250
WellPoint Health Networks, Inc. (b). . .    118,462     9,986,347
                                                     ------------
                                                  `    86,356,855
                                                     ------------

HOTELS/MOTELS (0.5%)
Starwood Hotels & Resorts
Worldwide, Inc.. . . . . . . . . . . . .    261,285     7,470,138
                                                     ------------

INSTRUMENTS - SCIENTIFIC (0.7%)
PerkinElmer, Inc.. . . . . . . . . . . .    808,337    11,163,134
                                                     ------------

INSURANCE (2.5%)
American International Group, Inc. . . .    372,286    20,542,742
Chubb Corp.. . . . . . . . . . . . . . .    164,955     9,897,300
MetLife, Inc.. . . . . . . . . . . . . .    275,920     7,814,054
                                                     ------------
                                                       38,254,096
                                                     ------------
LEISURE PRODUCTS (1.2%)
Brunswick Corp.. . . . . . . . . . . . .    710,671    17,780,988
                                                     ------------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                          GARTMORE  GVIT  NATIONWIDE  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------------------------------
SECURITY DESCRIPTION                 SHARES                        VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

MANUFACTURING (1.6%)
Illinois Tool Works, Inc.. . . . .    283,483                  $  18,667,356
Tyco International Ltd.. . . . . .    280,698                      5,327,648
                                                               --------------
                                                                  23,995,004
                                                               --------------

MEDICAL PRODUCTS (0.5%)
Baxter International, Inc. . . . .    315,849                      8,212,074
                                                               --------------

METALS & MINING (1.3%)
Alcoa, Inc.. . . . . . . . . . . .    366,500                      9,345,750
Phelps Dodge Corp. (b) . . . . . .    263,085                     10,086,679
                                                               --------------
                                                                  19,432,429
                                                               --------------

OIL & GAS (4.2%)
ChevronTexaco Corp.. . . . . . . .    166,353                     12,010,687
ConocoPhillips . . . . . . . . . .    218,636                     11,981,253
Exxon Mobil Corp.. . . . . . . . .    604,890                     21,721,600
Nabors Industries Ltd. (b) . . . .    247,300                      9,780,715
Sunoco, Inc. . . . . . . . . . . .    222,030                      8,379,412
                                                               --------------
                                                                  63,873,667
                                                               --------------

PAPER & FOREST PRODUCTS (1.1%)
International Paper Co.. . . . . .    199,308                      7,121,275
Weyerhaeuser Co. . . . . . . . . .    176,897                      9,552,438
                                                               --------------
                                                                  16,673,713
                                                               --------------

PRINTING & PUBLISHING (1.0%)
Gannett Co., Inc.. . . . . . . . .    189,056                     14,521,391
                                                               --------------

RAILROADS (1.7%)
CSX Corp.. . . . . . . . . . . . .    219,546                      6,606,139
Norfolk Southern Corp. . . . . . .  1,012,566                     19,441,267
                                                               --------------
                                                                  26,047,406
                                                               --------------

RESTAURANTS (2.4%)
McDonald's Corp. . . . . . . . . .    357,941                      7,896,178
Wendy's International, Inc.. . . .    420,855                     12,192,169
Yum! Brands (b). . . . . . . . . .    541,304                     16,000,947
                                                               --------------
                                                                  36,089,294
                                                               --------------

RETAIL (4.3%)
Home Depot, Inc. . . . . . . . . .    470,294                     15,576,137
Linen 'n Things, Inc. (b). . . . .    130,500                      3,081,105
Lowe's Companies, Inc. . . . . . .    346,286                     14,872,984
Office Depot, Inc. (b) . . . . . .    463,400                      6,723,934
Target Corp. . . . . . . . . . . .    432,563                     16,368,184
Wal-Mart Stores, Inc.. . . . . . .    155,402                      8,340,425
                                                               --------------
                                                                  64,962,769
                                                               --------------

SEMICONDUCTORS (4.4%)
Applied Materials, Inc. (b). . . .  1,030,867                     16,349,551
Intel Corp.. . . . . . . . . . . .  1,437,538                     29,877,789
Micron Technology, Inc. (b). . . .    367,900                      4,278,677
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR-TW (b).    858,533                      8,654,013
Texas Instruments, Inc.. . . . . .    388,250                      6,833,200
                                                               --------------
                                                                  65,993,230
                                                               --------------

STEEL (0.5%)
Nucor Corp.. . . . . . . . . . . .    151,586                      7,404,976
                                                               --------------

TECHNOLOGY (0.5%)
United Technologies Corp.. . . . .    109,980                      7,789,883
                                                               --------------

TELECOMMUNICATIONS (5.6%)
AT&T Corp. . . . . . . . . . . . .    204,985                      3,945,961
AT&T Wireless Services, Inc. (b) .    950,807                      7,806,125
BellSouth Corp.. . . . . . . . . .  1,037,394                     27,625,803
SBC Communications, Inc. . . . . .    701,359                     17,919,722
Verizon Communications, Inc. . . .    684,455                     27,001,750
                                                               --------------
                                                                  84,299,361
                                                               --------------

TOBACCO (1.1%)
Altria Group, Inc. . . . . . . . .    351,655                     15,979,203
                                                               --------------

TRAVEL SERVICES (0.7%)
Sabre Holdings Corp. . . . . . . .    418,400                     10,313,560
                                                               --------------

UTILITIES (3.3%)
Cinergy Corp.. . . . . . . . . . .    183,571                      6,753,577
Dominion Resources, Inc. . . . . .    308,021                     19,796,510
Entergy Corp.. . . . . . . . . . .    152,978                      8,074,179
Progress Energy Inc. . . . . . . .    161,799                      7,102,976
Southern Co. (The) . . . . . . . .    245,574                      7,652,086
                                                               --------------
                                                                  49,379,328
                                                               --------------
TOTAL COMMON STOCKS                                            1,505,001,060
                                                               --------------

MUTUAL FUNDS (0.8%)

MUTUAL FUNDS (0.8%)
Biotech HOLDRs Trust . . . . . . .     99,329                     12,242,299
                                                               --------------
TOTAL MUTUAL FUNDS                                                12,242,299
                                                               --------------

TOTAL INVESTMENTS
(COST $1,475,588,189) (A) - 100.5%                             1,517,243,359

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.5)%                                          (6,981,570)
                                                               --------------

NET ASSETS - 100.0%                                           $1,510,261,789
                                                               --------------
                                                               --------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
TW   Taiwan
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GARTMORE  GVIT  GROWTH  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

-------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES      VALUE
-------------------------------------------------------------

COMMON STOCKS (99.2%)

AEROSPACE/DEFENSE (1.0%)
Lockheed Martin Corp. . . . . . . . . .   51,500  $ 2,449,855
                                                  -----------

BANKS (1.0%)
State Street Corp.. . . . . . . . . . .   32,000    1,260,800
The Bank of New York Co., Inc.. . . . .   44,000    1,265,000
                                                  -----------
                                                    2,525,800
                                                  -----------

BIOTECHNOLOGY (2.6%)
Amgen, Inc. (b) . . . . . . . . . . . .   97,000    6,444,680
                                                  -----------

BROADCAST MEDIA/CABLE TELEVISION (4.3%)
AOL Time Warner, Inc. (b) . . . . . . .  170,500    2,743,345
Clear Channel Communications, Inc. (b).   29,700    1,258,983
EchoStar Communications Corp. (b) . . .   58,000    2,007,960
Fox Entertainment Group, Inc. (b) . . .   45,100    1,297,978
Viacom, Inc. Class B (b). . . . . . . .   79,600    3,475,336
                                                  -----------
                                                   10,783,602
                                                  -----------

BUSINESS SERVICES (2.6%)
Aramark Corp. (b) . . . . . . . . . . .   52,400    1,174,808
Bearingpoint, Inc. (b). . . . . . . . .   92,000      887,800
Cendant Corp. (b) . . . . . . . . . . .  149,000    2,729,680
First Data Corp.. . . . . . . . . . . .   43,000    1,781,920
                                                  -----------
                                                    6,574,208
                                                  -----------

CAPITAL GOODS (4.8%)
Dover Corp. . . . . . . . . . . . . . .   27,000      808,920
General Electric Co.. . . . . . . . . .  351,000   10,066,680
Pall Corp.. . . . . . . . . . . . . . .   50,000    1,125,000
                                                  -----------
                                                   12,000,600
                                                  -----------

CHEMICALS (0.4%)
Praxair, Inc. . . . . . . . . . . . . .   17,300    1,039,730
                                                  -----------

COMMUNICATIONS EQUIPMENT (0.3%)
Corning, Inc. (b) . . . . . . . . . . .   90,000      665,100
                                                  -----------

COMPUTER EQUIPMENT (3.4%)
Dell Computer Corp. (b) . . . . . . . .  207,670    6,637,133
Hewlett-Packard Co. . . . . . . . . . .   93,000    1,980,900
                                                  -----------
                                                    8,618,033
                                                  -----------

COMPUTER NETWORKS (3.4%)
Cisco Systems, Inc. (b) . . . . . . . .  342,450    5,715,491
Foundry Networks, Inc. (b). . . . . . .  190,500    2,743,200
                                                  -----------
                                                    8,458,691
                                                  -----------

COMPUTER SOFTWARE & SERVICES (11.2%)
Cognos, Inc. (b). . . . . . . . . . . .   46,600    1,258,200
InterActive Corp. (b) . . . . . . . . .   73,000    2,888,610
Microsoft Corp. . . . . . . . . . . . .  466,340   11,942,966
Oracle Corp. (b). . . . . . . . . . . .  384,000    4,615,680
Symantec Corp. (b). . . . . . . . . . .   45,000    1,973,700
Synaptics, Inc. (b) . . . . . . . . . .   20,000      269,200
VERITAS Software Corp. (b). . . . . . .  180,350    5,170,635
                                                  -----------
                                                   28,118,991
                                                  -----------

CONGLOMERATES (0.5%)
Ingersoll-Rand Co.. . . . . . . . . . .   27,500    1,301,300
                                                  -----------

CONSUMER PRODUCTS (2.0%)
The Procter & Gamble Co.. . . . . . . .   56,110    5,003,890
                                                  -----------

DRUGS (5.0%)
Eli Lilly & Co. . . . . . . . . . . . .   27,400  $ 1,889,778
Forest Laboratories, Inc. Class A (b) .   21,500    1,177,125
Genentech, Inc. (b) . . . . . . . . . .   23,500    1,694,820
Merck & Co., Inc. . . . . . . . . . . .   61,400    3,717,770
Wyeth . . . . . . . . . . . . . . . . .   89,000    4,053,950
                                                  -----------
                                                   12,533,443
                                                  -----------

ENTERPRISE SOFTWARE/SERVICES (0.0%)
Microstrategy, Inc. (b) . . . . . . . .        1           33
                                                  -----------

ENTERTAINMENT (1.6%)
Carnival Corp.. . . . . . . . . . . . .   80,000    2,600,800
The Walt Disney Co. . . . . . . . . . .   65,500    1,293,625
                                                  -----------
                                                    3,894,425
                                                  -----------

FINANCIAL SERVICES (8.3%)
American Express Co.. . . . . . . . . .   59,100    2,470,971
Capital One Financial Corp. . . . . . .   24,800    1,219,664
Citigroup, Inc. . . . . . . . . . . . .  110,500    4,729,400
Fannie Mae. . . . . . . . . . . . . . .   51,250    3,456,300
Legg Mason, Inc.. . . . . . . . . . . .   37,700    2,448,615
MBNA Corp.. . . . . . . . . . . . . . .   92,000    1,917,280
Merrill Lynch & Co., Inc. . . . . . . .   40,000    1,867,200
Morgan Stanley. . . . . . . . . . . . .   37,200    1,590,300
Wells Fargo & Co. . . . . . . . . . . .   24,750    1,247,400
                                                  -----------
                                                   20,947,130
                                                  -----------

FOOD & BEVERAGE (3.2%)
Coca-Cola Co. . . . . . . . . . . . . .   75,800    3,517,878
PepsiCo, Inc. . . . . . . . . . . . . .  103,000    4,583,500
                                                  -----------
                                                    8,101,378
                                                  -----------

HAZARDOUS WASTE DISPOSAL (0.5%)
Stericycle, Inc. (b). . . . . . . . . .   33,200    1,277,536
                                                  -----------

HEALTHCARE (9.1%)
Anthem, Inc. (b). . . . . . . . . . . .   49,500    3,818,925
Barr Laboratories, Inc. (b) . . . . . .   43,600    2,855,800
Boston Scientific Corp. (b) . . . . . .   50,400    3,079,440
Caremark Rx, Inc. (b) . . . . . . . . .    4,200      107,856
Express Scripts, Inc. (b) . . . . . . .   27,700    1,892,464
Guidant Corp. . . . . . . . . . . . . .   32,800    1,455,992
Johnson & Johnson . . . . . . . . . . .  111,800    5,780,060
Medtronic, Inc. . . . . . . . . . . . .   38,000    1,822,860
UnitedHealth Group, Inc.. . . . . . . .   40,800    2,050,200
                                                  -----------
                                                   22,863,597
                                                  -----------

HOTELS & CASINOS (0.6%)
MGM Mirage (b). . . . . . . . . . . . .   47,500    1,623,550
                                                  -----------

INSURANCE (1.3%)
American International Group, Inc.. . .   58,400    3,222,512
                                                  -----------

MANUFACTURING (0.8%)
Danaher Corp. . . . . . . . . . . . . .   30,500    2,075,525
                                                  -----------

OIL & GAS (2.1%)
Apache Corp.. . . . . . . . . . . . . .   21,260    1,383,176
Murphy Oil Corp.. . . . . . . . . . . .   35,900    1,888,340
Patterson-UTI Energy, Inc. (b). . . . .   62,500    2,025,000
                                                  -----------
                                                    5,296,516
                                                  -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GARTMORE  GVIT  GROWTH  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------------
SECURITY DESCRIPTION                  SHARES      VALUE
-----------------------------------------------------------

COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (8.6%)
McKesson Corp. . . . . . . . . . . .   86,600  $  3,095,084
Mylan Laboratories, Inc. . . . . . .   40,000     1,390,800
Pfizer, Inc. . . . . . . . . . . . .  502,840    17,171,986
                                               ------------
                                                 21,657,870
                                               ------------

PIPELINES (0.0%)
Enbridge Energy Management LLC . . .       58         2,648
Kinder Morgan Management LLC . . . .       42         1,573
                                               ------------
                                                      4,221
                                               ------------

RESTAURANTS (1.2%)
Brinker International, Inc. (b). . .   81,200     2,924,824
                                               ------------

RETAIL (9.7%)
Best Buy Co., Inc. (b) . . . . . . .   39,000     1,712,880
Home Depot, Inc. . . . . . . . . . .  110,500     3,659,760
Lowe's Companies, Inc. . . . . . . .  105,000     4,509,750
Office Depot, Inc. (b) . . . . . . .   90,000     1,305,900
Target Corp. . . . . . . . . . . . .  127,200     4,813,248
The Gap, Inc.. . . . . . . . . . . .  180,300     3,382,428
Wal-Mart Stores, Inc.. . . . . . . .   94,300     5,061,081
                                               ------------
                                                 24,445,047
                                               ------------

SEMICONDUCTORS (8.2%)
Applied Materials, Inc. (b). . . . .  205,000     3,251,300
Emulex Corp. (b) . . . . . . . . . .   92,500     2,106,225
Integrated Circuit Systems, Inc. (b)   71,300     2,240,959
Intel Corp.. . . . . . . . . . . . .  406,300     8,444,539
Marvell Technology Group Ltd. (b). .   93,500     3,213,595
QLogic Corp. (b) . . . . . . . . . .   26,000     1,256,580
                                               ------------
                                                 20,513,198
                                               ------------

TELECOMMUNICATIONS (1.5%)
Juniper Networks, Inc. (b) . . . . .   88,200     1,091,034
Nextel Communications, Inc. (b). . .   90,000     1,627,200
Sprint Corp. (PCS Group) (b) . . . .  198,000     1,138,500
                                               ------------
                                                  3,856,734
                                               ------------
TOTAL COMMON STOCKS                             249,222,019
                                               ------------

WARRANTS (0.0%)

ENTERPRISE SOFTWARE/SERVICES (0.0%)
Microstrategy, Inc.                                      78
                                               ------------
TOTAL WARRANTS . . . . . . . . . . .      390  $         78
                                               ------------

-------------------------------------------------------------
SECURITY DESCRIPTION                 PRINCIPAL      VALUE
-------------------------------------------------------------

CONVERTIBLE BONDS (0.0%)

ENTERPRISE SOFTWARE/SERVICES (0.0%)
Microstrategy, Inc.,7.50%, 6/24/07.  $    1,600         1,856
                                                 ------------

TOTAL CONVERTIBLE BONDS                                 1,856
                                                 ------------

TOTAL INVESTMENTS
(COST $233,530,471) (A) -99.2%                    249,223,953

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.8%                               1,977,564
                                                 ------------

NET ASSETS - 100.0%                              $251,201,517
                                                 ------------
                                                 ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                       GARTMORE  GVIT  GOVERNMENT  BOND  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

---------------------------------------------------------------------------
SECURITY DESCRIPTION                             PRINCIPAL       VALUE
---------------------------------------------------------------------------

U.S. TREASURY OBLIGATION (0.2%)

U.S. TREASURY INFLATION PROTECTED BOND (0.2%)
3.88%, 04/15/29. . . . . . . . . . . . . . . .  $  2,830,000  $  4,036,675
                                                              ------------
TOTAL U.S. TREASURY OBLIGATION                                   4,036,675
                                                              ------------

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (74.1%)

AGENCY FOR INTERNATIONAL DEVELOPMENT (1.0%)
Fond's D'Equipment Communication,
7.29%, 05/01/23. . . . . . . . . . . . . . . .     9,000,000    10,951,920
Government Backed Trust T-1,
3.17%, 05/15/07. . . . . . . . . . . . . . . .    10,000,000     9,072,360
                                                              ------------
                                                                20,024,280
                                                              ------------

FEDERAL FARM CREDIT BANK (1.1%)
6.30%, 09/23/04. . . . . . . . . . . . . . . .    10,000,000    10,621,390
5.55%, 03/26/08. . . . . . . . . . . . . . . .    10,000,000    11,323,330
                                                              ------------
                                                                21,944,720
                                                              ------------

FEDERAL HOME LOAN BANK (2.8%)
5.74%, 02/25/05. . . . . . . . . . . . . . . .     4,135,000     4,432,187
7.32%, 04/21/05. . . . . . . . . . . . . . . .     8,500,000     9,410,988
5.80%, 08/12/05. . . . . . . . . . . . . . . .     6,395,000     6,981,031
5.12%, 03/17/06. . . . . . . . . . . . . . . .     5,000,000     5,042,600
5.70%, 06/07/06. . . . . . . . . . . . . . . .     5,835,000     6,080,986
5.24%, 12/18/08. . . . . . . . . . . . . . . .    16,375,000    18,412,705
5.91%, 04/07/09. . . . . . . . . . . . . . . .     6,860,000     7,965,955
                                                              ------------
                                                                58,326,452
                                                              ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (14.7%)
5.00%, 01/15/04. . . . . . . . . . . . . . . .     1,500,000     1,531,667
3.50%, 04/19/04. . . . . . . . . . . . . . . .    25,000,000    25,479,000
2.35%, 10/08/04. . . . . . . . . . . . . . . .    15,000,000    15,048,615
6.80%, 08/22/05. . . . . . . . . . . . . . . .     5,000,000     5,567,885
6.79%, 08/26/05. . . . . . . . . . . . . . . .     5,000,000     5,569,155
2.63%, 02/06/06. . . . . . . . . . . . . . . .    17,000,000    17,160,106
6.75%, 05/30/06. . . . . . . . . . . . . . . .     4,400,000     5,018,024
5.70%, 07/11/06. . . . . . . . . . . . . . . .    10,000,000    10,011,930
5.38%, 08/16/06. . . . . . . . . . . . . . . .    10,000,000    10,455,350
6.70%, 01/09/07. . . . . . . . . . . . . . . .     5,000,000     5,786,830
5.50%, 04/01/07. . . . . . . . . . . . . . . .     4,686,495     4,824,709
3.35%, 04/01/08. . . . . . . . . . . . . . . .    20,000,000    20,512,560
6.00%, 05/25/12. . . . . . . . . . . . . . . .    30,000,000    31,183,200
5.50%, 08/15/13. . . . . . . . . . . . . . . .     8,538,131     8,883,439
6.00%, 06/27/17. . . . . . . . . . . . . . . .    20,000,000    22,114,480
5.50%, 10/15/17. . . . . . . . . . . . . . . .    18,750,000    19,862,829
5.50%, 10/15/17. . . . . . . . . . . . . . . .    15,000,000    15,895,688
6.00%, 03/15/19. . . . . . . . . . . . . . . .    10,000,000    10,703,044
5.50%, 01/15/20. . . . . . . . . . . . . . . .     8,000,000     8,331,841
6.00%, 02/15/21. . . . . . . . . . . . . . . .     8,613,200     9,221,004
6.50%, 09/15/23. . . . . . . . . . . . . . . .    18,000,000    19,218,316
6.00%, 01/15/28. . . . . . . . . . . . . . . .     3,500,000     3,636,060
6.50%, 04/15/30. . . . . . . . . . . . . . . .    18,939,588    19,360,028
6.50%, 03/15/31. . . . . . . . . . . . . . . .     9,271,461     9,695,635
7.50%, 05/01/33. . . . . . . . . . . . . . . .       400,000       423,725
                                                              ------------
                                                               305,495,120
                                                              ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.9%)
3.15%, 07/15/04. . . . . . . . . . . . . . . .     5,890,000     5,894,683
2.65%, 03/25/05. . . . . . . . . . . . . . . .     8,000,000     8,028,784
2.10%, 09/30/05. . . . . . . . . . . . . . . .    30,000,000    30,232,710
2.32%, 10/21/05. . . . . . . . . . . . . . . .    21,400,000    21,619,157
2.75%, 12/16/05. . . . . . . . . . . . . . . .    25,000,000    25,194,950
5.50%, 05/03/06. . . . . . . . . . . . . . . .    10,000,000    10,377,360
2.50%, 05/19/06. . . . . . . . . . . . . . . .    14,000,000    14,073,850
5.15%, 05/03/07. . . . . . . . . . . . . . . .    10,000,000    10,595,950
6.50%, 07/25/08. . . . . . . . . . . . . . . .     5,000,000     5,393,647
5.00%, 09/01/09. . . . . . . . . . . . . . . .     8,010,166     8,261,150
4.50%, 04/01/10. . . . . . . . . . . . . . . .    31,136,693    32,062,361
7.41%, 04/01/10. . . . . . . . . . . . . . . .    14,624,719    16,946,801
4.00%, 05/01/10. . . . . . . . . . . . . . . .    24,957,029    25,418,214
6.25%, 07/19/11. . . . . . . . . . . . . . . .    12,000,000    12,551,532
5.38%, 11/15/11. . . . . . . . . . . . . . . .        40,000        44,989
6.68%, 05/01/16. . . . . . . . . . . . . . . .     4,579,023     5,311,037
6.00%, 09/01/17. . . . . . . . . . . . . . . .       986,116     1,029,261
9.25%, 10/25/18. . . . . . . . . . . . . . . .       250,439       278,408
6.30%, 10/17/38. . . . . . . . . . . . . . . .    13,267,846    14,510,767
                                                              ------------
                                                               247,825,611
                                                              ------------

FINANCIAL ASSISTANCE CORPORATION (1.0%)
8.80%, 06/10/05. . . . . . . . . . . . . . . .    18,825,000    21,478,873
                                                              ------------

GUARANTEED EXPORT TRUST (0.8%)
7.12%, 04/15/06. . . . . . . . . . . . . . . .    15,698,965    16,775,600
                                                              ------------

HOUSING & URBAN DEVELOPMENT (1.6%)
7.08%, 08/01/16. . . . . . . . . . . . . . . .     9,000,000    10,696,428
6.51%, 08/01/18. . . . . . . . . . . . . . . .    10,000,000    11,460,840
6.62%, 08/01/20. . . . . . . . . . . . . . . .    10,000,000    11,230,770
                                                              ------------
                                                                33,388,038
                                                              ------------

PRIVATE EXPORT FUNDING (0.3%)
5.80%, 02/01/04. . . . . . . . . . . . . . . .     1,600,000     1,643,760
6.86%, 04/30/04. . . . . . . . . . . . . . . .     4,764,000     4,978,999
                                                              ------------
                                                                 6,622,759
                                                              ------------

RESOLUTION FUNDING STRIPS (4.1%)
5.91%-6.53%, 01/15/13. . . . . . . . . . . . .   100,000,000    68,583,800
6.76%-7.16%, 07/15/13. . . . . . . . . . . . .    25,000,000    16,611,050
                                                              ------------
                                                                85,194,850
                                                              ------------

U.S. TREASURY BONDS (27.6%)
12.75%, 11/15/10 . . . . . . . . . . . . . . .    45,000,000    56,696,490
13.88%, 05/15/11 . . . . . . . . . . . . . . .    10,000,000    13,393,360
11.25%, 02/15/15 . . . . . . . . . . . . . . .    85,000,000   144,845,270
7.50%, 11/15/16. . . . . . . . . . . . . . . .    27,000,000    36,651,447
8.75%, 05/15/17. . . . . . . . . . . . . . . .    35,000,000    52,389,260
8.88%, 08/15/17. . . . . . . . . . . . . . . .    45,000,000    68,076,540
9.00%, 11/15/18. . . . . . . . . . . . . . . .    40,000,000    61,754,680
8.75%, 05/15/20. . . . . . . . . . . . . . . .    50,000,000    76,494,150
8.00%, 11/15/21. . . . . . . . . . . . . . . .    22,000,000    31,871,642
6.25%, 08/15/23. . . . . . . . . . . . . . . .    13,000,000    15,923,986
5.25%, 11/15/28. . . . . . . . . . . . . . . .    14,000,000    15,239,770
                                                              ------------
                                                               573,336,595
                                                              ------------

U.S. TREASURY NOTES (4.3%)
1.63%, 03/31/05. . . . . . . . . . . . . . . .    28,250,000    28,444,219
10.00%, 05/15/10 . . . . . . . . . . . . . . .    35,000,000    40,526,185
5.00%, 02/15/11. . . . . . . . . . . . . . . .    15,000,000    16,836,915
3.88%, 02/15/13. . . . . . . . . . . . . . . .     2,410,000     2,479,945
                                                              ------------
                                                                88,287,264
                                                              ------------

--------------------------------------------------------------------------------
                                        6

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                       GARTMORE  GVIT  GOVERNMENT  BOND  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
--------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (CONTINUED)

U.S. TREASURY STRIPS (2.9%)
9.04%, 05/15/11 . . . . . . . . . . . . . . .  $10,000,000  $    9,455,190
8.43%, 11/15/11 . . . . . . . . . . . . . . .   45,000,000      41,841,090
5.33%, 11/15/24 . . . . . . . . . . . . . . .   25,000,000       8,556,800
                                                            --------------
                                                                59,853,080
                                                            --------------
TOTAL U.S. GOVERNMENT SPONSORED &
AGENCY OBLIGATIONS                                           1,538,553,242
                                                            --------------

MORTGAGE-BACKED SECURITIES (21.7%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (8.5%)
Gold Pool #C01184, 6.50%, 06/01/31. . . . . .       69,316          72,131
Gold Pool #C60657, 6.50%, 11/01/31. . . . . .      327,077         340,362
Pool #170217, 8.00%, 03/01/17 . . . . . . . .        5,081           5,505
Pool #309774, 8.00%, 11/01/08 . . . . . . . .       57,742          61,297
Pool #C01172, 6.50%, 05/01/31 . . . . . . . .      324,616         337,801
Series 107-F, 8.65%, 12/15/04 . . . . . . . .      191,182         191,566
Series 1136-H, 6.00%, 09/15/21. . . . . . . .    1,677,827       1,707,697
Series 13-PL, 7.00%, 08/25/22 . . . . . . . .   15,000,000      15,414,528
Series 1541-H, 7.00%, 10/15/22. . . . . . . .    4,750,000       4,843,966
Series 1583-J, 6.50%, 03/15/22. . . . . . . .    3,785,566       3,808,560
Series 1711-PD, 6.75%, 06/15/23 . . . . . . .    4,396,000       4,505,199
Series 2043-VH, 6.50%, 05/15/14 . . . . . . .    3,271,000       3,424,417
Series 2050-PG, 6.00%, 12/15/11 . . . . . . .   18,715,202      18,992,641
Series 2063-PL, 6.25%, 04/15/12 . . . . . . .    8,309,107       8,462,381
Series 2102-TR, 6.00%, 10/15/11 . . . . . . .    8,926,402       9,033,449
Series 2115-PL, 6.00%, 11/15/10 . . . . . . .    6,356,167       6,384,682
Series 2138-JN, 6.00%, 12/15/11 . . . . . . .   10,228,087      10,327,896
Series 2149-TG, 6.50%, 09/15/27 . . . . . . .   10,000,000      10,210,036
Series 2348-JE, 6.50%, 11/15/14 . . . . . . .   10,000,000      10,396,831
Series 2353-PC, 6.50%, 09/15/15 . . . . . . .   10,000,000      10,413,017
Series 2362-VD, 7.00%, 07/15/21 . . . . . . .   10,000,000      10,566,878
Series 2458-TE, 6.00%, 08/15/31 . . . . . . .   15,000,000      15,549,158
Series 2485-PQ, 6.00%, 12/15/26 . . . . . . .    8,365,666       8,575,109
Series 2496-VK, 6.00%, 02/15/19 . . . . . . .   15,000,000      16,029,431
Series 2580-VA, 5.50%, 09/15/10 . . . . . . .    6,957,375       7,335,683
                                                            --------------
                                                               176,990,221
                                                            --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.0%)
6.50%, 05/01/30 (b) . . . . . . . . . . . . .    1,500,000       1,578,914
Pool #250559, 7.50%, 03/01/26 . . . . . . . .      173,156         186,512
Pool #251532, 10.50%, 11/01/17. . . . . . . .       41,964          48,028
Pool #252228, 7.00%, 12/01/28 . . . . . . . .      109,346         116,141
Pool #252396, 7.00%, 09/01/28 . . . . . . . .      389,367         411,206
Pool #252471, 8.50%, 04/01/28 . . . . . . . .      407,290         443,732
Pool #323286, 7.13%, 09/01/07 . . . . . . . .    9,127,206      10,114,592
Pool #375411, 6.97%, 10/01/07 . . . . . . . .    3,841,838       4,409,518
Pool #375593, 6.68%, 12/01/07 . . . . . . . .    8,681,506       9,262,628
Pool #380276, 6.36%, 04/01/08 . . . . . . . .    4,866,439       5,526,233
Pool #380348, 6.28%, 05/01/08 . . . . . . . .   14,043,254      15,918,461
Pool #380538, 6.24%, 08/01/08 . . . . . . . .    6,385,979       7,239,445
Pool #381089, 5.70%, 01/01/09 . . . . . . . .    4,743,180       5,274,745
Pool #383661, 6.62%, 06/01/16 . . . . . . . .   11,257,465      13,535,765
Pool #50544, 8.00%, 03/01/22. . . . . . . . .      102,397         111,552
Pool #535159, 7.00%, 02/01/30 . . . . . . . .      300,000         316,082
Pool #535723, 7.00%, 02/01/31 . . . . . . . .      269,988         284,401
Pool #538673, 8.00%, 06/01/23 . . . . . . . .       88,391          96,150
Pool #555456, 5.50%, 04/01/18 . . . . . . . .      288,387         301,004
Pool #591224, 7.00%, 08/01/31 . . . . . . . .      659,004         693,996
Pool #633937, 6.50%, 03/01/32 . . . . . . . .      720,235         751,085
Pool #649431, 6.50%, 07/01/32 . . . . . . . .      436,071         454,748
Pool #650872, 7.00%, 07/01/32 . . . . . . . .      941,217         991,193
Pool #672366, 5.50%, 12/01/17 . . . . . . . .    3,661,675       3,803,772

------------------------------------------------------------------------------
SECURITY DESCRIPTION                                PRINCIPAL       VALUE
------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
Pool #703444, 5.00%, 05/01/18 . . . . . . . . . .  $   199,980  $      206,825
Pool #73442, 7.08%, 05/01/06. . . . . . . . . . .    7,457,545       8,269,416
Pool #M80696, 6.00%, 08/01/08 . . . . . . . . . .    3,494,800       3,602,275
Series 1991-73A, 8.00%, 07/25/21. . . . . . . . .      279,506         304,483
Series 1992-192J, 6.50%, 08/25/07 . . . . . . . .    1,851,493       1,899,912
Series 1992-68Z, 8.00%, 05/25/07. . . . . . . . .    5,428,590       5,800,608
Series 1993-149M, 7.00%, 08/25/23 . . . . . . . .   10,000,000      10,863,350
Series 1993-188PH, 6.25%, 03/25/13. . . . . . . .    2,797,068       2,910,137
Series 1993-223C, 6.50%, 05/25/23 . . . . . . . .    5,000,000       5,099,533
Series 1994-33H, 6.00%, 03/25/09. . . . . . . . .    4,860,170       5,171,184
Series 1994-76H, 5.00%, 02/25/24. . . . . . . . .   10,000,000      10,356,659
Series 1997-26B, 7.00%, 05/18/27. . . . . . . . .    5,000,000       5,458,239
Series 1998-M2C, 6.43%, 02/17/30. . . . . . . . .    4,500,000       4,978,089
Series 1999-64LF, 7.00%, 07/25/26 . . . . . . . .    2,367,447       2,373,697
Series 2001-25N, 6.50%, 02/25/15. . . . . . . . .    6,924,000       7,180,136
Series 2001-41QN, 6.50%, 01/25/15 . . . . . . . .   14,944,800      15,579,098
Series 2001-60VD, 6.00%, 04/25/19 . . . . . . . .   15,160,363      15,910,088
Series 2001-T11B, 5.50%, 09/25/11 . . . . . . . .    6,215,000       6,994,061
Series 2002-49KC, 5.50%, 09/25/11 . . . . . . . .   10,000,000      10,206,368
                                                                  ------------
                                                                   205,034,061
                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.6%)
7.00%, 05/15/30 (b) . . . . . . . . . . . . . . .      400,000         421,665
Pool #348813, 7.50%, 06/15/23 . . . . . . . . . .      294,042         314,789
Pool #366564, 7.50%, 09/15/23 . . . . . . . . . .      329,295         352,530
Pool #387078, 7.00%, 04/15/09 . . . . . . . . . .      155,722         167,295
Pool #536369, 7.50%, 11/15/30 . . . . . . . . . .       49,642          52,763
Pool #551733, 7.00%, 03/15/32 . . . . . . . . . .      400,000         422,487
Pool #552525, 7.00%, 04/15/32 . . . . . . . . . .    1,000,000       1,056,218
Pool #781525, 6.50%, 11/15/32 . . . . . . . . . .    5,299,474       5,570,481
Pool #781572, 6.00%, 01/15/33 . . . . . . . . . .      350,000         367,328
Pool #781613, 7.00%, 02/15/33 . . . . . . . . . .      999,900       1,056,638
Series 2002-29VC, 6.50%, 02/16/13 . . . . . . . .   27,830,766      28,895,719
Series 2002-49VB, 6.50%, 08/20/17 . . . . . . . .   10,000,000      10,726,887
Series 96-22VB, 7.00%, 08/16/13 . . . . . . . . .    4,640,000       4,790,817
                                                                  ------------
                                                                    54,195,617
                                                                  ------------

VETERANS ADMINISTRATION (0.6%)
Vendee Mortgage Trust,
Series 1996-2, 6.75%, 06/15/26. . . . . . . . . .   11,693,702      13,163,600
                                                                  ------------
TOTAL MORTGAGE-BACKED SECURITIES                                   449,383,499
                                                                  ------------

SOVEREIGN AGENCIES (2.8%)

UNITED STATES (2.8%)
Overseas Private Investment Corp.,
4.05%, 11/15/14 . . . . . . . . . . . . . . . . .   26,717,600      27,805,006
Overseas Private Investment Corp.,
4.10%, 11/15/14 . . . . . . . . . . . . . . . . .   28,752,000      29,908,406
                                                                  ------------
TOTAL SOVEREIGN AGENCIES                                            57,713,412
                                                                  ------------
TOTAL INVESTMENTS
(COST $1,950,118,228) (A) - 98.8%                                2,049,686,828

OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.2%                                               25,929,674
                                                                  ------------

NET ASSETS - 100.0%                                             $2,075,616,502
                                                                  ------------
                                                                  ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Mortgage  Dollar  Roll  Security
STRIPS Separate Trading of Registered Interest and Principal Securities See notes to financial statements.

--------------------------------------------------------------------------------
                                        7

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

--------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES     VALUE
--------------------------------------------------------------------

COMMON STOCKS (93.7%)

AUSTRALIA (0.7%)

BUILDING & CONSTRUCTION (0.1%)
James Hardie Industries NV. . . . . . . . . . .  152,691  $  720,912
                                                          ----------

CLOTHING (0.1%)
Billabong International Ltd.. . . . . . . . . .  167,898     691,369
                                                          ----------

COMMERCIAL SERVICES (0.1%)
Mayne Group Ltd.. . . . . . . . . . . . . . . .  291,287     535,263
                                                          ----------

FOOD/BEVERAGE (0.1%)
Coca-Cola Amatil Ltd. . . . . . . . . . . . . .  178,105     682,037
                                                          ----------

METALS (0.1%)
BHP Steel Ltd.. . . . . . . . . . . . . . . . .  451,234   1,125,747
                                                          ----------

MULTI-MEDIA (0.1%)
Publishing and Broadcasting Ltd.. . . . . . . .   60,418     400,331
                                                          ----------

PUBLISHING (0.1%)
John Fairfax Holdings Ltd.. . . . . . . . . . .  306,199     591,415
                                                          ----------
                                                           4,747,074
                                                          ----------

BELGIUM (0.2%)

CONSUMER CYCLICALS (0.1%)
D'Ieteren Trading . . . . . . . . . . . . . . .    4,468     640,327
                                                          ----------

MEDICAL - DRUGS (0.1%)
Omega Pharma SA . . . . . . . . . . . . . . . .   27,093     824,475
                                                          ----------
                                                           1,464,802
                                                          ----------

BRAZIL (0.2%)

AEROSPACE/DEFENSE (0.2%)
Empresa Brasileira de Aeronautica SA. . . . . .   62,885   1,201,104
                                                          ----------

CANADA (0.2%)

FOOD/BEVERAGE (0.2%)
Cott Corp. (b). . . . . . . . . . . . . . . . .   51,000   1,055,190
                                                          ----------

FINLAND (0.2%)

MANUFACTURING - CAPITAL GOODS (0.1%)
Uponor Oyj. . . . . . . . . . . . . . . . . . .   32,291     749,044
                                                          ----------

TELECOMMUNICATIONS (0.1%)
Elisa Communications Oyj (b). . . . . . . . . .   53,321     458,009
                                                          ----------
                                                           1,207,053
                                                          ----------

FRANCE (0.9%)

BUILDING & CONSTRUCTION (0.1%)
Eiffage SA. . . . . . . . . . . . . . . . . . .   16,479   1,548,901
                                                          ----------

DIVERSIFIED OPERATIONS (0.1%)
Financiere Marc de Lacharriere SA . . . . . . .   15,731     433,553
                                                          ----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.0%)
Confidur (b). . . . . . . . . . . . . . . . . .  105,000      30,144
                                                          ----------

MEDIA (0.2%)
Trader NV (b) . . . . . . . . . . . . . . . . .  143,237   1,266,544
                                                          ----------

MEDICAL - HOSPITAL MANAGEMENT & SERVICES (0.2%)
Generale de Sante (b) . . . . . . . . . . . . .  104,865   1,246,365
                                                          ----------

MISCELLANEOUS MANUFACTURING (0.2%)
Bacou-Dalloz (b). . . . . . . . . . . . . . . .   11,086   1,085,921
                                                          ----------

TRANSPORTATION (0.1%)
Norbert Dentressangle . . . . . . . . . . . . .   13,998  $  385,469
                                                          ----------
                                                           5,996,897
                                                          ----------

GERMANY (0.2%)

ELECTRONIC COMPONENTS/INSTRUMENTS (0.1%)
Epcos AG (b). . . . . . . . . . . . . . . . . .   50,386     642,254
                                                          ----------

RETAIL (0.1%)
Takkt AG. . . . . . . . . . . . . . . . . . . .  177,530     876,627
                                                          ----------
                                                           1,518,881
                                                          ----------

GREECE (0.2%)

BUILDING - HEAVY CONSTRUCTION (0.0%)
Aktor SA Technical Co.. . . . . . . . . . . . .   21,063     120,455
                                                          ----------

TELECOMMUNICATIONS (0.2%)
Germanos SA . . . . . . . . . . . . . . . . . .   39,558     662,317
Vodafone Panafon. . . . . . . . . . . . . . . .   66,488     441,312
                                                          ----------
                                                           1,103,629
                                                          ----------
                                                           1,224,084
                                                          ----------

HUNGARY (0.1%)

MEDICAL - DRUGS (0.1%)
Gedeon Richter Rt. GDR. . . . . . . . . . . . .   12,114     860,094
                                                          ----------

IRELAND (0.2%)

FINANCIAL SERVICES (0.1%)
Depfa Bank PLC. . . . . . . . . . . . . . . . .   11,485     881,012
                                                          ----------

FOOD PRODUCTS (0.1%)
Greencore Group . . . . . . . . . . . . . . . .  234,886     782,221
                                                          ----------
                                                           1,663,233
                                                          ----------

ISRAEL (0.1%)

ELECTRONIC COMPONENTS/INSTRUMENTS (0.1%)
M-SYSTEMS Flash Disk Pioneer (b). . . . . . . .   42,213     469,831
                                                          ----------

ITALY (0.5%)

BUILDING & CONSTRUCTION (0.1%)
Buzzi Unicem SpA. . . . . . . . . . . . . . . .   98,303     668,287
                                                          ----------

BUILDING - HEAVY CONSTRUCTION (0.1%)
Astaldi SpA . . . . . . . . . . . . . . . . . .  328,386     780,601
                                                          ----------

CERAMIC PRODUCTS (0.0%)
Granitifiandre SpA. . . . . . . . . . . . . . .   34,387     267,731
                                                          ----------

MACHINERY & EQUIPMENT (0.2%)
Interpump Group SpA . . . . . . . . . . . . . .  274,460   1,112,571
                                                          ----------

PUBLISHING (0.1%)
Mondadori (Arnoldo) Editore SpA . . . . . . . .  103,400     750,433
                                                          ----------
                                                           3,579,623
                                                          ----------

JAPAN (3.9%)

AUDIO/VIDEO PRODUCTS (0.1%)
D & M Holdings, Inc. (b). . . . . . . . . . . .  168,000     449,119
                                                          ----------

BROKERAGE SERVICES (0.2%)
Matsui Securities Co. Ltd.. . . . . . . . . . .  116,300   1,186,488
                                                          ----------

--------------------------------------------------------------------------------
                                        8

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
----------------------------------------------------------------

COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)

CHEMICALS - DIVERSIFIED (0.2%)
Dainippon Ink & Chemical, Inc.. . . . . .  293,000  $   592,954
Kaneka Corp.. . . . . . . . . . . . . . .  108,000      665,585
Sumitomo Bakelite Co. Ltd.. . . . . . . .   85,000      354,653
                                                    -----------
                                                      1,613,192
                                                    -----------

COMMERCIAL SERVICES (0.1%)
Nichii Gakkan Co. . . . . . . . . . . . .   13,800      689,569
                                                    -----------

COMPUTERS - INTEGRATED SYSTEMS (0.3%)
AGrex, Inc. . . . . . . . . . . . . . . .   15,400      257,789
Argo Graphics, Inc. . . . . . . . . . . .   32,100      513,279
NEC Soft Ltd. . . . . . . . . . . . . . .   37,200      817,889
Net One Systems Co. Ltd.. . . . . . . . .      131      642,590
                                                    -----------
                                                      2,231,547
                                                    -----------

DIVERSIFIED (0.1%)
Amano Corp. . . . . . . . . . . . . . . .   84,000      489,694
                                                    -----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.6%)
Dainippon Screen Mfg. Co. Ltd. (b). . . .  152,000      744,335
Hosiden Corp. . . . . . . . . . . . . . .   84,800      632,778
Kinseki Ltd.. . . . . . . . . . . . . . .  112,000      638,934
Shinko Electric Industries Co. Ltd. . . .   35,000      682,074
UMC Japan (b) . . . . . . . . . . . . . .    1,022    1,089,451
Yamaichi Electronics Co. Ltd. . . . . . .   45,600      473,184
                                                    -----------
                                                      4,260,756
                                                    -----------

ELECTRONICS (0.1%)
Anritsu Corp. . . . . . . . . . . . . . .  101,000      550,947
Denki Kogyo . . . . . . . . . . . . . . .  112,000      299,413
                                                    -----------
                                                        850,360
                                                    -----------

ENGINEERING SERVICES (0.1%)
Meitec Corp.. . . . . . . . . . . . . . .   15,900      483,323
                                                    -----------

ENTERTAINMENT SOFTWARE (0.1%)
Capcom Co. Ltd. . . . . . . . . . . . . .   41,000      422,719
                                                    -----------

FINANCIAL SERVICES (0.2%)
Shohkoh Fund & Co. Ltd. . . . . . . . . .    6,030      557,929
The Chiba Bank Ltd. . . . . . . . . . . .  165,000      585,384
The Joyo Bank Ltd.. . . . . . . . . . . .  144,000      401,749
                                                    -----------
                                                      1,545,062
                                                    -----------

GAS UTILITY (0.0%)
Shizuokagas Co. Ltd.. . . . . . . . . . .   94,000      256,773
                                                    -----------

INSTRUMENTS - SCIENTIFIC (0.1%)
Jeol Ltd. . . . . . . . . . . . . . . . .  139,000      443,365
                                                    -----------

LEASE/RENTAL (0.1%)
Diamond Lease Co. Ltd.. . . . . . . . . .   56,000      935,082
                                                    -----------

MACHINERY/MACHINE TOOLS (0.3%)
Hitachi Construction Machinery Co. Ltd. .   77,000      533,533
Modec, Inc. (b) . . . . . . . . . . . . .    1,600       13,325
Mori Seiki Co. Ltd. . . . . . . . . . . .   95,800      563,271
Tsubaki Nakashima Co. Ltd.. . . . . . . .   89,500      643,253
                                                    -----------
                                                      1,753,382
                                                    -----------

MANUFACTURING (0.2%)
Kawasaki Heavy Industries Ltd.. . . . . .  644,000      659,688
Mitsui Engineering & Shipbuilding
Co. Ltd.. . . . . . . . . . . . . . . . .  606,000      762,073
                                                    -----------
                                                      1,421,761
                                                    -----------

METALS (0.2%)
Mitsubishi Materials Corp. (b). . . . . .  602,000      772,084
Tokyo Steel Manufacturing Co. Ltd.. . . .   96,400      378,134
                                                    -----------
                                                      1,150,218
                                                    -----------

REAL ESTATE (0.2%)
Heiwa Real Estate Co. Ltd.. . . . . . . .  328,000      734,807
Urban Corp. . . . . . . . . . . . . . . .   80,800      510,068
                                                    -----------
                                                      1,244,875
                                                    -----------

RETAIL (0.2%)
Parco Co. Ltd.. . . . . . . . . . . . . .  169,000      598,168
The Daimura, Inc. . . . . . . . . . . . .   95,000      381,345
Toys "R" Us - Japan Ltd.. . . . . . . . .   53,700      661,886
                                                    -----------
                                                      1,641,399
                                                    -----------

SOFTWARE (0.4%)
Fuji Soft Abc, Inc. . . . . . . . . . . .   22,800      407,295
Hitachi Software Engineering Co. Ltd. . .   25,300      524,647
Nippon System development Co. Ltd.. . . .   58,100      804,183
Nomura Research Institute Ltd.. . . . . .    8,900      685,613
                                                    -----------
                                                      2,421,738
                                                    -----------

TELECOMMUNICATIONS (0.1%)
ITX Corp. (b) . . . . . . . . . . . . . .      756      496,760
                                                    -----------
                                                     25,987,182
                                                    -----------

MEXICO (0.4%)

FINANCIAL SERVICES (0.2%)
Grupo Financiero Banorte. . . . . . . . .  360,277    1,019,587
                                                    -----------

RETAIL (0.1%)
Grupo Elektra, S.A. de C.V. . . . . . . .   57,477      706,392
                                                    -----------

TELEVISION (0.1%)
TV Azteca SA. . . . . . . . . . . . . . .  150,000      975,000
                                                    -----------
                                                      2,700,979
                                                    -----------

NETHERLANDS (0.3%)

BROADCASTING & TELEVISION (0.2%)
Fox Kids Europe (b) . . . . . . . . . . .  146,882      910,829
                                                    -----------

SATELLITE TELECOMMUNICATIONS (0.1%)
New Skies Satellites NV (b) . . . . . . .  160,354      902,298
                                                    -----------
                                                      1,813,127
                                                    -----------

SOUTH AFRICA (0.1%)

METALS & MINING (0.1%)
Northam Platinum Ltd. . . . . . . . . . .  593,714      972,394
                                                    -----------

SOUTH KOREA (0.3%)

ELECTRONICS & ELECTRICAL EQUIPMENT (0.2%)
KH Vatec Co. Ltd. . . . . . . . . . . . .    4,152      378,877
Wooyoung Co. Ltd. . . . . . . . . . . . .  196,379      891,062
                                                    -----------
                                                      1,269,939
                                                    -----------

--------------------------------------------------------------------------------
                                        9

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES               VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)

FINANCIAL SERVICES (0.1%)
Daishin Securities Co.. . . . . . . . . .   53,990           $   935,616
                                                             -----------
                                                               2,205,555
                                                             -----------

SPAIN (0.1%)

BUSINESS SERVICES (0.1%)
Prosegur, Cia de Seguridad SA . . . . . .   48,717               720,001
                                                             -----------

MULTI-MEDIA (0.0%)
Recoletos Grupo de Communication SA . . .   24,527               149,278
                                                             -----------
                                                                 869,279
                                                             -----------

SWITZERLAND (0.2%)

BROKERAGE SERVICES (0.1%)
CIE Financiere Tradition. . . . . . . . .   12,036               706,406
                                                             -----------

MEDICAL PRODUCTS (0.1%)
Centerpulse (b) . . . . . . . . . . . . .    1,344               361,661
                                                             -----------
                                                               1,068,067
                                                             -----------

TAIWAN (0.1%)

COMPUTER EQUIPMENT (0.1%)
U-TECH Media Corp.. . . . . . . . . . . .  421,000               389,252
                                                             -----------

UNITED KINGDOM (1.4%)

AIRLINES (0.1%)
EasyJet PLC (b) . . . . . . . . . . . . .  115,814               439,554
                                                             -----------

AUTO/RELATED PRODUCTS (0.2%)
Vardy PLC . . . . . . . . . . . . . . . .  160,941             1,107,455
                                                             -----------

BREWERY (0.1%)
Majestic Wine PLC . . . . . . . . . . . .   46,572               488,002
                                                             -----------

BROADCASTING & PUBLISHING (0.1%)
Hit Entertainment PLC . . . . . . . . . .  216,650               883,824
                                                             -----------

BUILDING & CONSTRUCTION (0.2%)
Westbury PLC. . . . . . . . . . . . . . .  172,176             1,054,071
                                                             -----------
ELECTRONIC EQUIPMENT (0.1%)
Chubb PLC . . . . . . . . . . . . . . . .  981,075             1,222,286
                                                             -----------

EQUIPMENT  PROVIDERS  (0.1%)
Spirent  PLC . . . . . . . . . . . . . . 1,579,290               684,092
                                                             -----------

INSURANCE (0.1%)
Cox Insurance Holdings PLC (b). . . . . .  599,751               901,959
                                                             -----------

INTERNET SERVICES (0.1%)
NDS Group PLC ADR (b) . . . . . . . . . .   56,160               869,918
                                                             -----------

RETAIL (0.1%)
HMV Group PLC . . . . . . . . . . . . . .  278,612               614,918
                                                             -----------

TECHNOLOGY (0.1%)
Eidos PLC (b) . . . . . . . . . . . . . .  177,551               399,926
                                                             -----------

TELEVISION (0.1%)
Chrysalis Group PLC . . . . . . . . . . .  251,792               845,531
                                                             -----------
                                                               9,511,536
                                                             -----------

UNITED STATES (83.1%)

ADVERTISING/MARKETING (0.5%)
Getty Images, Inc. (b). . . . . . . . . .   79,400             3,279,220
                                                             -----------

AEROSPACE/DEFENSE (1.7%)
Alliant Techsystems, Inc. (b) . . . . . .   40,175             2,085,484
Armor Holdings, Inc. (b). . . . . . . . .   27,200               364,480
Ducommun, Inc. (b). . . . . . . . . . . .   22,200               313,020
Herley Industries, Inc. (b) . . . . . . .   31,200               529,776
MTC Technologies, Inc. (b). . . . . . . .   35,400               830,484
Orbital Sciences Corp. (b). . . . . . . .  126,600               924,180
Titan Corp. (b) . . . . . . . . . . . . .   53,200               547,428
United Defense Industries, Inc. (b) . . .  153,500             3,981,790
Veridian Corp. (b). . . . . . . . . . . .   53,101             1,852,694
                                                             -----------
                                                              11,429,336
                                                             -----------

AUCTION HOUSE (0.2%)
Ritchie Brothers Auctioneers, Inc. (b). .   40,500             1,559,655
                                                             -----------

AUTO & AUTO PARTS (1.6%)
Donaldson Co., Inc. . . . . . . . . . . .   48,600             2,160,270
Gentex Corp. (b). . . . . . . . . . . . .  115,600             3,538,516
Lear Corp. (b). . . . . . . . . . . . . .   14,500               667,290
O'Reilly Automotive, Inc. (b) . . . . . .   72,300             2,414,097
Terex Corp. (b) . . . . . . . . . . . . .   87,500             1,708,000
                                                             -----------
                                                              10,488,173
                                                             -----------

AUTO - RETAIL (0.2%)
Aftermarket Technology Corp. (b). . . . .   35,900               377,309
Group 1 Automotive, Inc. (b). . . . . . .   12,700               411,607
Sonic Automotive, Inc. (b). . . . . . . .   20,600               451,346
                                                             -----------
                                                               1,240,262
                                                             -----------

BANKING (1.1%)
Bank United Corp. (b) . . . . . . . . . .   40,000                 3,200
BankAtlantic Bancorp, Inc. Class A. . . .  122,830             1,460,449
BOK Financial Corp. (b) . . . . . . . . .   35,495             1,369,042
Boston Private Financial Holdings, Inc. .   74,500             1,570,460
Cathay Bancorp, Inc.. . . . . . . . . . .   35,000             1,560,300
First Niagara Financial Group, Inc. . . .   55,300               771,988
Sky Financial Group, Inc. . . . . . . . .   41,600               903,552
                                                             -----------
                                                               7,638,991
                                                             -----------

BEVERAGES/ALCOHOLIC (0.1%)
The Robert Mondavi Corp. Class A (b). . .   39,400               997,214
                                                             -----------

BIOTECHNOLOGY (0.2%)
Edwards Lifesciences Corp. (b). . . . . .   45,000             1,446,300
                                                             -----------

BREWERY (0.1%)
Adolph Coors Co.. . . . . . . . . . . . .   13,300               651,434
                                                             -----------

BUILDING & CONSTRUCTION (0.5%)
Beazer Homes USA, Inc. (b). . . . . . . .    5,600               467,600
Chicago Bridge & Iron Co. . . . . . . . .   38,400               870,912
NVR, Inc. (b) . . . . . . . . . . . . . .    4,000             1,644,000
York International Corp.. . . . . . . . .   22,100               517,140
                                                             -----------
                                                               3,499,652
                                                             -----------

BUSINESS SERVICES (0.3%)
Dollar Thrifty Automotive Group, Inc. (b)   24,900               461,895
Modis Professional Services, Inc. (b) . .  112,492               773,945
The BISYS Group, Inc. (b) . . . . . . . .   45,800               841,346
                                                             -----------
                                                               2,077,186
                                                             -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

CHEMICALS (0.8%)
Cabot Microelectronics Corp. (b). . . . . . . .   26,300             $ 1,327,361
Lubrizol Corp.. . . . . . . . . . . . . . . . .   27,200                 842,928
Olin Corp.. . . . . . . . . . . . . . . . . . .   95,000               1,624,500
OM Group, Inc.. . . . . . . . . . . . . . . . .  117,000               1,723,410
                                                                     -----------
                                                                       5,518,199
                                                                     -----------

COMMUNICATIONS & MEDIA (1.4%)
Adtran, Inc. (b). . . . . . . . . . . . . . . .   28,000               1,436,120
Emmis Communications Corp.
Class A (b) . . . . . . . . . . . . . . . . . .   96,700               2,219,265
Foundry Networks, Inc. (b). . . . . . . . . . .   54,900                 790,560
Harte-Hanks, Inc. . . . . . . . . . . . . . . .  134,400               2,553,600
R.H. Donnelley Corp. (b). . . . . . . . . . . .   64,000               2,334,080
                                                                     -----------
                                                                       9,333,625
                                                                     -----------

COMPUTER SERVICE (1.1%)
Advanced Digital Information Corp. (b). . . . .   88,100                 880,119
Cerner Corp. (b). . . . . . . . . . . . . . . .   97,500               2,237,625
CIBER, Inc. (b) . . . . . . . . . . . . . . . .   38,000                 266,760
Compuware Corp. (b) . . . . . . . . . . . . . .  153,200                 883,964
Earthlink, Inc. (b) . . . . . . . . . . . . . .  118,600                 935,754
Extreme Networks, Inc. (b). . . . . . . . . . .  158,000                 837,400
MICROS Systems, Inc. (b). . . . . . . . . . . .   31,600               1,042,168
Unisys Corp. (b). . . . . . . . . . . . . . . .   43,000                 528,040
                                                                     -----------
                                                                       7,611,830
                                                                     -----------

COMPUTER SOFTWARE (3.0%)
Altiris, Inc. (b) . . . . . . . . . . . . . . .   25,999                 521,280
Autodesk, Inc.. . . . . . . . . . . . . . . . .   50,000                 808,000
Avid Technology, Inc. (b) . . . . . . . . . . .   28,000                 981,960
Cognos, Inc. (b). . . . . . . . . . . . . . . .   35,000                 945,000
Concerto Software, Inc. (b) . . . . . . . . . .   59,900                 550,481
EPIQ Systems, Inc. (b). . . . . . . . . . . . .   72,700               1,248,259
FileNET Corp. (b) . . . . . . . . . . . . . . .   19,800                 357,192
Group 1 Software, Inc. (b). . . . . . . . . . .    8,900                 163,137
Jack Henry & Associates, Inc. . . . . . . . . .   50,500                 898,395
Legato Systems, Inc. (b). . . . . . . . . . . .   69,000                 578,910
Mantech International Corp. Class A (b) . . . .   86,400               1,657,152
McData Corp. (b). . . . . . . . . . . . . . . .  138,000               2,001,000
Micromuse, Inc. (b) . . . . . . . . . . . . . .   94,500                 755,055
MicroStrategy, Inc. (b) . . . . . . . . . . . .    8,400                 306,012
Neoware Systems, Inc. (b) . . . . . . . . . . .   46,000                 705,640
Novell, Inc. (b). . . . . . . . . . . . . . . .  244,500                 753,060
Parametric Technology Corp. (b) . . . . . . . .  247,100                 753,655
SanDisk Corp. (b) . . . . . . . . . . . . . . .   34,000               1,371,900
Scientific Games Corp. (b). . . . . . . . . . .  105,500                 991,700
Verint Systems, Inc. (b). . . . . . . . . . . .   56,700               1,440,747
Western Digital Corp. (b) . . . . . . . . . . .  197,500               2,034,250
                                                                     -----------
                                                                      19,822,785
                                                                     -----------

COMPUTER SYSTEMS (0.2%)
Brocade Communications Systems,
Inc. (b). . . . . . . . . . . . . . . . . . . .   85,200                 501,828
Cray, Inc. (b). . . . . . . . . . . . . . . . .  111,779                 883,054
                                                                     -----------
                                                                       1,384,882
                                                                     -----------

CONSTRUCTION & HOUSING (1.1%)
D. R. Horton, Inc.. . . . . . . . . . . . . . .   49,000               1,376,900
Emcor Group, Inc. (b) . . . . . . . . . . . . .    8,700                 429,432
Hovnanian Enterprises, Inc. Class A (b) . . . .   31,000               1,827,450
Ryland Group, Inc.. . . . . . . . . . . . . . .   30,000               2,082,000
Simpson Manufacturing Co., Inc. (b) . . . . . .   51,000               1,866,600
                                                                     -----------
                                                                       7,582,382
                                                                     -----------

CONSULTING SERVICES (0.7%)
FTI Consulting, Inc. (b). . . . . . . . . . . .   51,600               1,288,452
Maximus, Inc. (b) . . . . . . . . . . . . . . .   66,200               1,829,106
MemberWorks, Inc. (b) . . . . . . . . . . . . .   83,600               1,651,100
The Advisory Board Co. (b). . . . . . . . . . .    5,400                 218,808
                                                                     -----------
                                                                       4,987,466
                                                                     -----------

CONSUMER GOODS & SERVICES (2.5%)
AptarGroup, Inc.. . . . . . . . . . . . . . . .  138,100               4,971,600
Blyth, Inc. . . . . . . . . . . . . . . . . . .   26,900                 731,680
Church & Dwight Co., Inc. . . . . . . . . . . .  110,900               3,629,757
Harman International Industries, Inc. . . . . .   21,000               1,661,940
International Flavors & Fragrances, Inc.. . . .   15,000                 478,950
Lancaster Colony Corp.. . . . . . . . . . . . .   31,400               1,213,924
Matthews International Corp. Class A. . . . . .   89,900               2,225,924
Russ Berrie & Company, Inc. . . . . . . . . . .   29,900               1,091,649
The Dial Corp.. . . . . . . . . . . . . . . . .   50,800                 988,060
                                                                     -----------
                                                                      16,993,484
                                                                     -----------

CONTAINERS (0.5%)
Ball Corp.. . . . . . . . . . . . . . . . . . .    7,300                 332,223
Constar International, Inc. (b) . . . . . . . .  110,500                 838,695
Crown Holdings, Inc. (b). . . . . . . . . . . .  200,000               1,428,000
Temple-Inland, Inc. . . . . . . . . . . . . . .   20,400                 875,364
                                                                     -----------
                                                                       3,474,282
                                                                     -----------

CORRECTIONAL SERVICES & FACILITIES (0.2%)
Corrections Corp. of America (b). . . . . . . .   49,000               1,241,170
                                                                     -----------

COSMETICS (0.5%)
Alberto-Culver Co. Class A. . . . . . . . . . .   65,100               3,240,678
                                                                     -----------

DATA PROCESSING & REPRODUCTION (0.7%)
Documentum, Inc. (b). . . . . . . . . . . . . .   68,500               1,347,395
Fair, Issac and Co., Inc. . . . . . . . . . . .   60,750               3,125,588
                                                                     -----------
                                                                       4,472,983
                                                                     -----------

DIAGNOSTIC EQUIPMENT (0.2%)
Biosite Diagnostics, Inc. (b) . . . . . . . . .   26,000               1,250,600
                                                                     -----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.3%)
A.O. Smith Corp.. . . . . . . . . . . . . . . .    9,600                 270,240
Pall Corp.. . . . . . . . . . . . . . . . . . .   20,300                 456,750
Pentair, Inc. . . . . . . . . . . . . . . . . .   37,500               1,464,750
                                                                     -----------
                                                                       2,191,740
                                                                     -----------

E - COMMERCE (0.1%)
Freemarkets, Inc. (b) . . . . . . . . . . . . .   67,300                 468,408
                                                                     -----------

EDUCATION (0.9%)
Corinthian Colleges, Inc. (b) . . . . . . . . .   27,800               1,350,246
DeVry, Inc. (b) . . . . . . . . . . . . . . . .   70,000               1,630,300
Education Management Corp. (b). . . . . . . . .    4,600                 244,628
ITT Educational Services, Inc. (b). . . . . . .   96,500               2,822,625
                                                                     -----------
                                                                       6,047,799
                                                                     -----------

ELECTRIC INTEGRATED (0.3%)
Black Hills Corp. . . . . . . . . . . . . . . .   24,250                 744,475
DQE, Inc. . . . . . . . . . . . . . . . . . . .   76,200               1,148,334
                                                                     -----------
                                                                       1,892,809
                                                                     -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------------------
SECURITY DESCRIPTION                                  SHARES      VALUE
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

ELECTRONIC COMPONENTS/INSTRUMENTS (0.9%)
Agere Systems, Inc. Class A (b). . . . . . . . . . .  224,600  $   523,318
Artisan Components, Inc. (b) . . . . . . . . . . . .   47,000    1,062,670
ChipPAC, Inc. (b). . . . . . . . . . . . . . . . . .  122,000      935,740
FLIR Systems, Inc. (b) . . . . . . . . . . . . . . .   38,000    1,145,700
Itron, Inc. (b). . . . . . . . . . . . . . . . . . .   15,600      336,336
MEMC Electronic Materials, Inc. (b). . . . . . . . .  146,000    1,430,800
Microsemi Corp. (b). . . . . . . . . . . . . . . . .   56,000      896,000
                                                               -----------
                                                                 6,330,564
                                                               -----------

ELECTRONICS (2.0%)
Actel Corp. (b). . . . . . . . . . . . . . . . . . .   64,900    1,330,450
Aeroflex, Inc. (b) . . . . . . . . . . . . . . . . .   92,300      714,402
Brady Corp. Class A. . . . . . . . . . . . . . . . .   46,000    1,534,100
Cree Research, Inc. (b). . . . . . . . . . . . . . .   60,700      988,196
Electro Scientific Industries, Inc. (b). . . . . . .   27,100      410,836
Engineered Support Systems, Inc. . . . . . . . . . .   43,750    1,830,938
Hubbell, Inc.. . . . . . . . . . . . . . . . . . . .   26,800      887,080
Invision Technologies, Inc. (b). . . . . . . . . . .   25,400      631,190
Power Integrations, Inc. (b) . . . . . . . . . . . .   85,000    2,067,200
Trimble Navigation Ltd. (b). . . . . . . . . . . . .   20,100      460,893
Varian Semicondutor Equipment
Associates, Inc. (b) . . . . . . . . . . . . . . . .   81,000    2,410,560
                                                               -----------
                                                                13,265,845
                                                               -----------

ENERGY SOURCES (0.4%)
Headwaters, Inc. (b) . . . . . . . . . . . . . . . .   40,900      600,821
Maverick Tube Corp. (b). . . . . . . . . . . . . . .  104,273    1,996,828
                                                               -----------
                                                                 2,597,649
                                                               -----------

ENTERTAINMENT (0.0%)
Ameristar Casinos (b). . . . . . . . . . . . . . . .   13,800      294,630
                                                               -----------

ENTERTAINMENT SOFTWARE (0.6%)
Take-Two Interactive Software, Inc. (b). . . . . . .  143,500    4,066,790
                                                               -----------

FINANCIAL (5.2%)
Affiliated Managers Group, Inc. (b). . . . . . . . .   22,900    1,395,755
American Capital Strategies Ltd. . . . . . . . . . .   32,800      818,032
Central Pacific Financial Corp.. . . . . . . . . . .   88,100    2,440,370
Colonial Bancgroup, Inc. . . . . . . . . . . . . . .   56,100      778,107
Community First Bankshares, Inc. . . . . . . . . . .   49,200    1,343,160
Cullen/Frost Bankers, Inc. . . . . . . . . . . . . .   58,100    1,865,010
Digital Insight Corp. (b). . . . . . . . . . . . . .  159,200    3,032,760
Doral Financial Corp.. . . . . . . . . . . . . . . .   39,000    1,741,350
Financial Federal Corp. (b). . . . . . . . . . . . .   92,700    2,261,880
First Midwest Bancorp, Inc.. . . . . . . . . . . . .   63,000    1,815,030
First State Bancorp. . . . . . . . . . . . . . . . .   30,000      825,300
Hudson United Bancorp. . . . . . . . . . . . . . . .   26,100      891,315
Legg Mason, Inc. . . . . . . . . . . . . . . . . . .   24,000    1,558,800
Portfolio Recovery Associates, Inc. (b). . . . . . .   15,400      480,326
Southwest Bancorp of Texas, Inc. (b) . . . . . . . .   45,000    1,462,950
Sterling Bancshares, Inc.. . . . . . . . . . . . . .   99,037    1,295,404
Texas Regional Bancshares, Inc. Class A. . . . . . .   42,670    1,480,649
The Chicago Mercantile Exchange. . . . . . . . . . .   18,797    1,308,835
UCBH Holdings, Inc.. . . . . . . . . . . . . . . . .   48,000    1,376,640
Webster Financial Corp.. . . . . . . . . . . . . . .   74,600    2,819,880
Westamerica Bankcorp.. . . . . . . . . . . . . . . .   69,900    3,011,292
                                                               -----------
                                                                34,002,845
                                                               -----------

FINANCIAL SERVICES (2.6%)
Bank of Hawaii Corp. . . . . . . . . . . . . . . . .   30,000      994,500
Corporate Executive Board Co. (b). . . . . . . . . .  103,600    4,228,952
East-West Bancorp, Inc.. . . . . . . . . . . . . . .   81,798    2,956,180
Factset Research Systems, Inc. . . . . . . . . . . .   67,300    2,964,565
iPayment Holdings, Inc. (b). . . . . . . . . . . . .   15,100      362,400
Mid-State Bancshares . . . . . . . . . . . . . . . .   76,700    1,514,825
Prosperity Bancshares, Inc.. . . . . . . . . . . . .   40,600      781,550
Provident Financial Group, Inc.. . . . . . . . . . .   50,570    1,296,109
Provident Financial Services, Inc. . . . . . . . . .   61,900    1,179,195
R & G Finanical Corp. Class B. . . . . . . . . . . .   29,000      861,300
TierOne, Corp. (b) . . . . . . . . . . . . . . . . .   30,000      584,100
                                                               -----------
                                                                17,723,676
                                                               -----------

FOOD & BEVERAGE (1.7%)
AFC Enterprises, Inc. (b). . . . . . . . . . . . . .   43,600      708,064
American Italian Pasta Co. (b) . . . . . . . . . . .   80,100    3,336,165
Darden Restaurants, Inc. . . . . . . . . . . . . . .   20,050      380,549
Del Monte Foods Co. (b). . . . . . . . . . . . . . .   70,000      618,800
Hormel Foods Corp. . . . . . . . . . . . . . . . . .   31,000      734,700
Krispy Kreme Doughnuts, Inc. (b) . . . . . . . . . .   13,200      543,576
P.F. Chang's China Bistro, Inc. (b). . . . . . . . .   24,000    1,181,040
Performance Food Group Co. (b) . . . . . . . . . . .   45,000    1,665,000
Ruddick Corp.. . . . . . . . . . . . . . . . . . . .   25,500      400,860
Smithfield Foods, Inc. (b) . . . . . . . . . . . . .   74,500    1,707,540
                                                               -----------
                                                                11,276,294
                                                               -----------

FOOD - RETAIL (0.2%)
The J.M. Smucker Co. . . . . . . . . . . . . . . . .   39,000    1,555,710
                                                               -----------

FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS (0.1%)
SUPERVALU, Inc.. . . . . . . . . . . . . . . . . . .   35,900      765,388
                                                               -----------

GAMING/HOTELS (1.0%)
Global Payment, Inc. . . . . . . . . . . . . . . . .   53,000    1,881,500
Kerzner International Ltd. (b) . . . . . . . . . . .      100        3,221
Penn National Gaming, Inc. (b) . . . . . . . . . . .   77,500    1,592,625
Shuffle Master, Inc. (b) . . . . . . . . . . . . . .   61,000    1,792,790
Station Casinos, Inc. (b). . . . . . . . . . . . . .   46,000    1,161,500
                                                               -----------
                                                                 6,431,636
                                                               -----------

HEALTHCARE (7.4%)
American Healthways, Inc. (b). . . . . . . . . . . .   94,400    3,409,728
Apria Healthcare Group, Inc. (b) . . . . . . . . . .  115,300    2,868,664
Charles River Laboratories
International, Inc. (b). . . . . . . . . . . . . . .   71,200    2,291,216
Coventry Health Care, Inc. (b) . . . . . . . . . . .   68,600    3,166,576
Datascope Corp.. . . . . . . . . . . . . . . . . . .   19,800      584,694
Davita, Inc. (b) . . . . . . . . . . . . . . . . . .   63,000    1,687,140
Haemonetics Corp. (b). . . . . . . . . . . . . . . .   77,100    1,441,770
Henry Schein, Inc. (b) . . . . . . . . . . . . . . .   62,000    3,245,080
IDEXX Laboratories, Inc. (b) . . . . . . . . . . . .   82,700    2,785,336
Immucor, Inc. (b). . . . . . . . . . . . . . . . . .   30,000      653,700
K-V Pharmaceutical Co. (b) . . . . . . . . . . . . .  126,400    3,513,920
Mentor Corp. . . . . . . . . . . . . . . . . . . . .  206,000    3,992,279
Mid Atlantic Medical Services, Inc. (b). . . . . . .   58,400    3,054,320
Odyssey Healthcare, Inc. (b) . . . . . . . . . . . .   84,700    3,133,900
Patterson Dental Co. (b) . . . . . . . . . . . . . .   52,800    2,396,064
Protein Design Labs, Inc. (b). . . . . . . . . . . .  109,000    1,523,820

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

HEALTHCARE (CONTINUED)
Renal Care Group, Inc. (b) . . . . . . .   59,200  $ 2,084,432
Respironics, Inc. (b). . . . . . . . . .   47,500    1,782,200
Serologicals Corp. (b) . . . . . . . . .   46,900      639,247
Techne Corp. (b) . . . . . . . . . . . .   29,000      879,860
VISX, Inc. (b) . . . . . . . . . . . . .  224,500    3,895,075
                                                   -----------
                                                    49,029,021
                                                   -----------

HEALTHCARE SERVICES (2.0%)
Amsurg Corp. (b) . . . . . . . . . . . .   82,000    2,501,000
Cholestech Corp. (b) . . . . . . . . . .  110,000    1,085,700
Dendrite International, Inc. (b) . . . .  228,200    2,939,216
Gene Logic, Inc. (b) . . . . . . . . . .   24,750      147,758
Omnicare, Inc. . . . . . . . . . . . . .  103,300    3,490,507
Surmodics, Inc. (b). . . . . . . . . . .   30,200      921,100
Wilson Greatbatch Technologies, Inc. (b)   57,990    2,093,439
                                                   -----------
                                                    13,178,720
                                                   -----------

HOUSEHOLD FURNISHING & APPLIANCES (0.2%)
La-Z-Boy, Inc. . . . . . . . . . . . . .   37,700      843,726
Select Comfort Corp. (b) . . . . . . . .   24,700      404,586
                                                   -----------
                                                     1,248,312
                                                   -----------

INDUSTRIAL/MISCELLANEOUS (0.2%)
Agnico-Eagle Mines Ltd.. . . . . . . . .  135,000    1,566,000
                                                   -----------

INFORMATION TECHNOLOGY (0.1%)
Symbol Technologies, Inc.. . . . . . . .   69,300      901,593
                                                   -----------

INSTRUMENTS - CONTROLS (0.3%)
PerkinElmer, Inc.. . . . . . . . . . . .  167,399    2,311,780
                                                   -----------

INSURANCE (3.2%)
Arch Capital Group Ltd. (b). . . . . . .   58,000    2,014,340
Brown & Brown, Inc.. . . . . . . . . . .   82,600    2,684,500
Endurance Specialty Holdings Ltd.. . . .   21,100      629,835
HCC Insurance Holdings, Inc. . . . . . .   86,000    2,543,020
Hilb, Rogal & Hamilton Co. . . . . . . .   43,900    1,494,356
IPC Holdings Ltd.. . . . . . . . . . . .   25,000      837,500
Max Re Capital Ltd.. . . . . . . . . . .   95,000    1,422,150
Montpelier Re Holdings Ltd. (b). . . . .   45,400    1,434,640
Proassurance Corp. (b) . . . . . . . . .   55,700    1,503,343
Reinsurance Group of America, Inc. . . .   49,000    1,572,900
RLI Corp.. . . . . . . . . . . . . . . .   22,431      737,980
Stancorp Financial Group, Inc. . . . . .   23,600    1,232,392
W. R. Berkley Corp.. . . . . . . . . . .   54,650    2,880,055
                                                   -----------
                                                    20,987,011
                                                   -----------

INTERNET (0.6%)
CheckFree Corp. (b). . . . . . . . . . .  135,785    3,780,254
                                                   -----------

INTERNET APPLICATIONS SOFTWARE (0.4%)
Avocent Corp. (b). . . . . . . . . . . .   26,000      778,180
eResearch Technology, Inc. (b) . . . . .   34,000      753,440
Network Associates, Inc. (b) . . . . . .   47,500      602,300
Packeteer, Inc. (b). . . . . . . . . . .   51,000      794,070
                                                   -----------
                                                     2,927,990
                                                   -----------

INTERNET CONTENT (0.1%)
CNET Networks, Inc. (b). . . . . . . . .   77,300      481,579
                                                   -----------

INTERNET FINANCIAL SERVICES (0.1%)
NetBank, Inc.. . . . . . . . . . . . . .   63,700      838,292
                                                   -----------

INTERNET SERVICES (0.5%)
J2 Global Communications, Inc. (b) . . .   22,526    1,035,745
Macromedia, Inc. (b) . . . . . . . . . .   17,000      357,680
Riverstone Networks, Inc. (b). . . . . .        1            1
United Online, Inc. (b). . . . . . . . .   75,000    1,900,501
                                                   -----------
                                                     3,293,927
                                                   -----------

MACHINERY (0.1%)
Joy Global, Inc. (b) . . . . . . . . . .   39,200      578,984
                                                   -----------

MACHINERY & CAPITAL GOODS (2.1%)
Circor International, Inc. . . . . . . .   91,500    1,631,445
Cognex Corp. (b) . . . . . . . . . . . .   54,200    1,211,370
Dionex Corp. (b) . . . . . . . . . . . .   56,600    2,249,850
IDEX Corp. . . . . . . . . . . . . . . .   20,600      746,544
Kaydon Corp. . . . . . . . . . . . . . .   24,900      517,920
Kennametal, Inc. . . . . . . . . . . . .   21,400      724,176
Manitowoc Co., Inc.. . . . . . . . . . .   23,300      519,590
Roper Industries, Inc. . . . . . . . . .   47,900    1,781,880
Zebra Technologies Corp. (b) . . . . . .   61,710    4,639,975
                                                   -----------
                                                    14,022,750
                                                   -----------

MATERIALS & COMMODITIES (0.3%)
Delta & Pine Land Co.. . . . . . . . . .   47,300    1,039,654
Mueller Industries, Inc. (b) . . . . . .   25,000      677,750
                                                   -----------
                                                     1,717,404
                                                   -----------

MEDICAL - INFORMATION SYSTEMS (0.4%)
IMPAC Medical Systems, Inc. (b). . . . .   36,200      755,856
NDC Health Corp. . . . . . . . . . . . .  108,200    1,985,470
                                                   -----------
                                                     2,741,326
                                                   -----------

MEDICAL EQUIPMENT & SUPPLIES (0.4%)
Advanced Neuromodulation
Systems, Inc. (b). . . . . . . . . . . .   15,000      776,550
Biolase Technology, Inc. (b) . . . . . .   71,000      761,830
Cyberonics, Inc. (b) . . . . . . . . . .   62,000    1,333,620
                                                   -----------
                                                     2,872,000
                                                   -----------

MEDICAL INSTRUMENTS (0.1%)
Thoratec Corp. (b) . . . . . . . . . . .   61,000      908,900
                                                   -----------

MEDICAL PRODUCTS (1.3%)
ALARIS Medical Systems, Inc. (b) . . . .   81,500    1,055,425
Dade Behring Holdings, Inc. (b). . . . .   49,300    1,143,267
Digene Corp. (b) . . . . . . . . . . . .   50,000    1,361,500
Gen-Probe, Inc. (b). . . . . . . . . . .   32,700    1,336,449
Integra LifeSciences Holdings (b). . . .   18,000      474,840
Interpore International, Inc. (b). . . .   42,000      534,660
Invitrogen Corp. (b) . . . . . . . . . .   15,200      583,224
Martek Biosciences Corp. (b) . . . . . .   25,100    1,077,794
Owens & Minor, Inc.. . . . . . . . . . .   55,100    1,231,485
                                                   -----------
                                                     8,798,644
                                                   -----------

MEDICAL PROVIDERS (0.3%)
AMERIGROUP Corp. (b) . . . . . . . . . .    5,048      187,786
Select Medical Corp. (b) . . . . . . . .   49,800    1,236,534
WellChoice, Inc. (b) . . . . . . . . . .   24,200      708,576
                                                   -----------
                                                     2,132,896
                                                   -----------

METALS (0.1%)
USEC, Inc. . . . . . . . . . . . . . . .  125,500      881,010
                                                   -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------------------
SECURITY DESCRIPTION                                SHARES      VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

METALWORKING WHOLESALE INDUSTRIAL MACHINERY (0.3%)
MSC Industrial Direct Co. Class A (b). . . . . . .  106,500  $ 1,906,350
                                                             -----------

MULTI-MEDIA (0.6%)
Cumulus Media, Inc. (b). . . . . . . . . . . . . .   62,865    1,190,034
Metro-Goldwyn-Mayer, Inc. (b). . . . . . . . . . .   78,600      976,212
Sinclair Broadcast Group, Inc.
Class A (b). . . . . . . . . . . . . . . . . . . .  182,600    2,119,986
                                                             -----------
                                                               4,286,232
                                                             -----------

OFFICE EQUIPMENT & SUPPLIES (0.4%)
United Stationers, Inc. (b). . . . . . . . . . . .   68,100    2,463,177
                                                             -----------

OIL & GAS (6.1%)
Cabot Oil & Gas Corp. Class A. . . . . . . . . . .   62,500    1,725,625
Cal Dive International, Inc. (b) . . . . . . . . .   77,800    1,696,040
Cimarex Energy Co. (b) . . . . . . . . . . . . . .   82,848    1,967,640
FMC Technologies, Inc. (b) . . . . . . . . . . . .   79,500    1,673,475
Helmerich & Payne, Inc.. . . . . . . . . . . . . .   67,800    1,979,760
Key Energy Services, Inc. (b). . . . . . . . . . .  189,700    2,033,584
National-Oilwell, Inc. (b) . . . . . . . . . . . .   92,052    2,025,144
New Jersey Resources Corp. . . . . . . . . . . . .   42,150    1,496,325
Newfield Exploration Co. (b) . . . . . . . . . . .  110,700    4,156,784
Oceaneering International, Inc. (b). . . . . . . .   90,100    2,302,055
Offshore Logistics, Inc. (b) . . . . . . . . . . .   43,500      946,125
Patterson-UTI Energy, Inc. (b) . . . . . . . . . .   38,662    1,252,649
Precision Drilling Corp. (b) . . . . . . . . . . .   17,000      641,920
Pride Intl, Inc. (b) . . . . . . . . . . . . . . .  100,000    1,882,000
Questar Corp.. . . . . . . . . . . . . . . . . . .   42,900    1,435,863
Rowan Cos., Inc. (b) . . . . . . . . . . . . . . .   50,700    1,135,680
Smith International, Inc. (b). . . . . . . . . . .   28,000    1,028,720
St. Mary Land & Exploration Co.. . . . . . . . . .   64,400    1,758,120
Superior Energy Services, Inc. (b) . . . . . . . .  130,000    1,232,400
Swift Energy Co. (b) . . . . . . . . . . . . . . .   46,400      510,400
Ultra Petroleum Corp. (b). . . . . . . . . . . . .  148,983    1,923,371
Unit Corp. (b) . . . . . . . . . . . . . . . . . .  112,900    2,360,738
Varco International, Inc. (b). . . . . . . . . . .   63,900    1,252,440
XTO Energy, Inc. . . . . . . . . . . . . . . . . .   94,899    1,908,419
                                                             -----------
                                                              40,325,277
                                                             -----------

OIL & GAS EXPLORATION SERVICES (0.7%)
Denbury Resources, Inc. (b). . . . . . . . . . . .  125,000    1,678,750
Evergreen Resources, Inc. (b). . . . . . . . . . .    9,124      495,524
Pogo Producing Co. . . . . . . . . . . . . . . . .   22,000      940,500
Western Gas Resources, Inc.. . . . . . . . . . . .   38,100    1,508,760
                                                             -----------
                                                               4,623,534
                                                             -----------

PAINT, VARNISHES, ENAMELS (0.3%)
RPM, Inc.. . . . . . . . . . . . . . . . . . . . .   66,400      913,000
Valspar Corp.. . . . . . . . . . . . . . . . . . .   19,800      835,956
                                                             -----------
                                                               1,748,956
                                                             -----------

PAPER PRODUCTS (0.2%)
Bowater, Inc.. . . . . . . . . . . . . . . . . . .   13,100      490,595
Pope & Talbot, Inc.. . . . . . . . . . . . . . . .   95,000    1,049,750
                                                             -----------
                                                               1,540,345
                                                             -----------

PHARMACEUTICALS (3.0%)
AdvancePCS (b) . . . . . . . . . . . . . . . . . .   38,700    1,479,501
American Pharmaceutical Partners, Inc. (b) . . . .   23,800      806,820
Amylin Pharmaceuticals, Inc. (b) . . . . . . . . .   42,000      919,380
Angiotech Pharmaceuticals, Inc. (b). . . . . . . .   21,500      875,910
Biomarin Pharmaceutical, Inc. (b). . . . . . . . .   42,500      414,800
Bradley Pharmaceuticals, Inc. (b). . . . . . . . .   85,500    1,410,750
Connetics Corp. (b). . . . . . . . . . . . . . . .   45,000      673,650
CV Therapeutics, Inc. (b). . . . . . . . . . . . .   18,000      533,880
Enzon Pharmaceuticals, Inc. (b). . . . . . . . . .   60,400      756,208
Eon Labs, Inc. (b) . . . . . . . . . . . . . . . .   34,000    1,195,100
Medicis Pharmaceutical Corp. Class A . . . . . . .   27,500    1,559,250
Millennium Pharmaceuticals, Inc. (b) . . . . . . .   31,500      495,495
NBTY, Inc. (b) . . . . . . . . . . . . . . . . . .   53,600    1,128,816
Neurocrine Biosciences, Inc. (b) . . . . . . . . .   21,000    1,048,740
Pharmaceutical Resources, Inc. (b) . . . . . . . .   55,300    2,690,898
SICOR, Inc. (b). . . . . . . . . . . . . . . . . .   79,500    1,617,030
Taro Pharmaceuticals USA, Inc. (b) . . . . . . . .   30,000    1,646,400
United Therapeutics Corp. (b). . . . . . . . . . .   33,600      731,808
                                                             -----------
                                                              19,984,436
                                                             -----------

PRINTING & PUBLISHING (0.9%)
Lee Enterprises, Inc.. . . . . . . . . . . . . . .   23,700      889,461
Moore Wallace, Inc. (b). . . . . . . . . . . . . .  253,929    3,727,677
Valassis Communications, Inc. (b). . . . . . . . .   56,100    1,442,892
                                                             -----------
                                                               6,060,030
                                                             -----------

REAL ESTATE INVESTMENT TRUST (1.0%)
American Financial Realty Trust. . . . . . . . . .   46,700      696,297
CBL & Associates Properties, Inc.. . . . . . . . .   33,500    1,440,500
Developers Diversified Realty Corp.. . . . . . . .   29,000      824,760
Friedman, Billings, Ramsey Group, Inc.
Class A. . . . . . . . . . . . . . . . . . . . . .   88,980    1,192,332
Liberty Property Trust . . . . . . . . . . . . . .   33,000    1,141,800
SL Green Realty Corp.. . . . . . . . . . . . . . .   33,700    1,175,793
                                                             -----------
                                                               6,471,482
                                                             -----------

RESORTS/THEME PARKS (0.2%)
Vail Resorts, Inc. (b) . . . . . . . . . . . . . .   84,700    1,140,909
                                                             -----------

RESTAURANTS (1.4%)
Applebee's International, Inc. . . . . . . . . . .   50,000    1,571,500
CEC Entertainment, Inc. (b). . . . . . . . . . . .   70,200    2,592,486
IHOP Corp. . . . . . . . . . . . . . . . . . . . .   39,600    1,250,172
Panera Bread Co. (b) . . . . . . . . . . . . . . .   35,800    1,432,000
Ruby Tuesday, Inc. . . . . . . . . . . . . . . . .  105,000    2,596,650
                                                             -----------
                                                               9,442,808
                                                             -----------

RETAIL (2.9%)
American Eagle Outfitters, Inc. (b). . . . . . . .   27,200      492,864
AnnTaylor Stores Corp. (b) . . . . . . . . . . . .   31,500      911,925
Big Lots, Inc. (b) . . . . . . . . . . . . . . . .   54,900      825,696
Callaway Golf Co.. . . . . . . . . . . . . . . . .   95,000    1,255,900
Chico's FAS, Inc. (b). . . . . . . . . . . . . . .   16,600      349,430
Claire's Stores, Inc.. . . . . . . . . . . . . . .   44,400    1,125,984
CSK Auto Corp. (b) . . . . . . . . . . . . . . . .  140,000    2,023,000
Dress Barn, Inc. (b) . . . . . . . . . . . . . . .   41,100      520,737
Guitar Center, Inc. (b). . . . . . . . . . . . . .   28,000      812,000
Hancock Fabrics, Inc.. . . . . . . . . . . . . . .   91,200    1,472,880
Hot Topic, Inc. (b). . . . . . . . . . . . . . . .   48,000    1,291,680
Linen 'n Things, Inc. (b). . . . . . . . . . . . .   91,500    2,160,315
Michaels Stores, Inc. (b). . . . . . . . . . . . .   36,600    1,392,996
Pacific Sunwear of California, Inc. (b). . . . . .   78,500    1,891,065

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES      VALUE
------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

RETAIL (CONTINUED)
Payless ShoeSource, Inc. (b) . . . . .   28,500  $   356,250
Petco Animal Supplies, Inc. (b). . . .   85,200    1,852,248
Quiksilver, Inc. (b) . . . . . . . . .   37,600      620,024
                                                 -----------
                                                  19,354,994
                                                 -----------

SCHOOLS (0.2%)
Career Education Corp. (b) . . . . . .   17,800    1,217,876
                                                 -----------

SEMICONDUCTOR EQUIPMENT (0.6%)
Atmel Corp. (b). . . . . . . . . . . .  247,900      627,187
Atmi, Inc. (b) . . . . . . . . . . . .   29,000      724,130
EDO Corp.. . . . . . . . . . . . . . .   29,200      516,840
Entegris, Inc. (b) . . . . . . . . . .   33,200      446,208
Fairchild Semiconductor International
Corp. Class A (b). . . . . . . . . . .   36,700      469,393
Photronics, Inc. (b) . . . . . . . . .   56,800      991,160
Tektronix, Inc. (b). . . . . . . . . .   25,700      555,120
                                                 -----------
                                                   4,330,038
                                                 -----------

SEMICONDUCTORS (1.5%)
02Micro International Ltd. (b) . . . .   77,000    1,240,470
GlobespanVirata, Inc. (b). . . . . . .  307,500    2,536,875
Integrated Circuit Systems, Inc. (b) .   98,400    3,092,712
PMC-Sierra, Inc. (b) . . . . . . . . .  160,000    1,876,800
Skyworks Solutions, Inc. (b) . . . . .  185,000    1,252,450
                                                 -----------
                                                   9,999,307
                                                 -----------

STEEL (0.2%)
Carpenter Technology Corp. . . . . . .   23,900      372,840
Reliance Steel & Aluminum Co.. . . . .   60,000    1,242,000
                                                 -----------
                                                   1,614,840
                                                 -----------

TECHNOLOGY (1.0%)
Black Box Corp.. . . . . . . . . . . .   52,900    1,914,980
CACI International, Inc. Class A (b) .   39,200    1,344,560
Electronics For Imaging, Inc. (b). . .  120,600    2,446,974
Intergraph Corp. (b) . . . . . . . . .   59,500    1,279,250
                                                 -----------
                                                   6,985,764
                                                 -----------

TELECOMMUNICATION EQUIPMENT (1.7%)
Advanced Fibre Communications,
Inc. (b) . . . . . . . . . . . . . . .  112,900    1,836,883
Arris Group, Inc. (b). . . . . . . . .  110,400      547,584
Harris Corp. . . . . . . . . . . . . .   40,700    1,223,035
Plantronics, Inc. (b). . . . . . . . .   24,600      533,082
Polycom, Inc. (b). . . . . . . . . . .  204,300    2,831,598
Tekelec (b). . . . . . . . . . . . . .  152,900    1,727,770
UTStarcom, Inc. (b). . . . . . . . . .   40,000    1,422,800
West Corp. (b) . . . . . . . . . . . .   42,600    1,135,290
                                                 -----------
                                                  11,258,042
                                                 -----------

TELECOMMUNICATION SERVICES (0.1%)
Nextel Partners, Inc. Class A (b). . .   67,400      492,020
                                                 -----------

TELECOMMUNICATIONS (0.3%)
Boston Communications Group, Inc. (b).   31,000      531,030
Enterasys Networks, Inc. (b) . . . . .  581,000    1,760,430
                                                 -----------
                                                   2,291,460
                                                 -----------

TIRE & RUBBER (0.2%)
Cooper Tire & Rubber Co. . . . . . . .   85,000    1,495,150
                                                 -----------

-------------------------------------------------------------------
SECURITY DESCRIPTION                         SHARES       VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

TOYS (0.4%)
Hasbro, Inc.. . . . . . . . . . . . . . .      40,100  $    701,349
Leapfrog Enterprises, Inc. (b). . . . . .      34,000     1,081,540
Marvel Enterprises, Inc. (b). . . . . . .      34,000       649,400
                                                       ------------
                                                          2,432,289
                                                       ------------

TRANSPORTATION (1.3%)
Genesee & Wyoming, Inc. Class A (b) . . .      59,400     1,221,858
J.B. Hunt Transport Services, Inc. (b). .      42,180     1,592,295
Kansas City Southern Industries, Inc. (b)     128,600     1,547,058
OMI Corp. (b) . . . . . . . . . . . . . .     250,000     1,540,000
SkyWest, Inc. . . . . . . . . . . . . . .      73,454     1,400,033
Tidewater, Inc. . . . . . . . . . . . . .      36,500     1,072,005
UTI Worldwide, Inc. . . . . . . . . . . .       6,200       193,378
                                                       ------------
                                                          8,566,627
                                                       ------------

UTILITIES (1.7%)
American States Water Co. . . . . . . . .      28,330       773,409
Arch Coal, Inc. . . . . . . . . . . . . .      70,000     1,608,600
Nstar . . . . . . . . . . . . . . . . . .      21,800       992,990
Peabody Energy Corp.. . . . . . . . . . .      36,000     1,209,240
Time Warner Telecom, Inc. (b) . . . . . .     250,000     1,592,500
UniSource Energy Corp.. . . . . . . . . .      73,500     1,381,800
Waste Connections, Inc. (b) . . . . . . .      29,600     1,037,480
Westar Energy, Inc. . . . . . . . . . . .      90,000     1,460,700
Wisconsin Energy Corp.. . . . . . . . . .      50,500     1,464,500
                                                       ------------
                                                         11,521,219
                                                       ------------

VETERINARY DIAGNOSTICS (0.1%)
VCA Antech, Inc. (b). . . . . . . . . . .      35,000       684,950
                                                       ------------
                                                        556,577,087
                                                       ------------
TOTAL COMMON STOCKS                                     628,075,314
                                                       ------------

WARRANT (0.0%)

UNITED STATES (0.0%)

WHOLESALE DISTRIBUTION (0.0%)
Timco Aviation Services, Inc. . . . . . .         252             0
                                                       ------------
TOTAL WARRANT                                                     0
                                                       ------------

-------------------------------------------------------------------
SECURITY DESCRIPTION                       PRINCIPAL   VALUE
-------------------------------------------------------------------

CORPORATE BOND (0.0%)

UNITED STATES (0.0%)

WHOLESALE DISTRIBUTION (0.0%)
Timco Aviation Services, Inc.,
8.00%, 01/02/07 . . . . . . . . . . . . .  $      243             0
                                                       ------------
TOTAL CORPORATE BOND                                              0
                                                       ------------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  COMPANY  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------------------
SECURITY DESCRIPTION                PRINCIPAL                    VALUE
--------------------------------------------------------------------------

COMMERCIAL PAPER (0.3%)

FINANCIAL SERVICES (0.3%)
UBS Finance (DE),
1.31%, 07/01/03. . . . . . . . . .  $2,263,000                $  2,263,000
                                                              ------------
TOTAL COMMERCIAL PAPER                                           2,263,000
                                                              ------------

U.S. GOVERNMENT OBLIGATIONS (1.1%)

U.S. TREASURY BILLS (1.1%)
0.75%, 08/07/03. . . . . . . . . .   1,079,000                   1,078,157
0.77-0.87%, 07/24/03 . . . . . . .   4,323,000                   4,320,796
0.79-0.81%, 07/17/03 . . . . . . .     911,000                     910,659
0.89%, 07/10/03. . . . . . . . . .     765,000                     764,813
1.01%, 08/14/03. . . . . . . . . .     124,000                     123,862
                                                              ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                7,198,287
                                                              ------------

TOTAL INVESTMENTS
(COST $536,759,359) (A) - 95.1%                                637,536,601

OTHER ASSETS IN EXCESS
OF LIABILITIES - 4.9%                                           32,671,053
                                                              ------------

NET ASSETS - 100.0%                                           $670,207,654
                                                              ------------
                                                              ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt

AT  JUNE  30,  2003,  THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                           UNREALIZED
DELIVERY                            CONTRACT    MARKET    APPRECIATION
CURRENCY DATE                         VALUE     VALUE    (DEPRECIATION)
------------------------------------------------------------------------
LONG CONTRACT:
Japanese Yen 07/01/03. . . . . . .  $ 156,739  $155,767  $         (972)

See notes to financial statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        GARTMORE  GVIT  MONEY  MARKET  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                    PRINCIPAL      VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER (43.6%)

AGRICULTURAL SERVICES (0.4%)
Cargill, Inc. (c) (0.4%)
0.94%, 08/05/03 . . . . . . . . . . . . . . . . . . .  $10,950,000  $ 10,939,993
                                                                    ------------

BANKS - FOREIGN (12.2%)

HBOS Treasury Services (2.9%)
1.25%, 07/02/03 . . . . . . . . . . . . . . . . . . .   15,859,000    15,858,449
1.26%, 07/02/03 . . . . . . . . . . . . . . . . . . .    1,199,000     1,198,958
1.26%, 07/10/03 . . . . . . . . . . . . . . . . . . .      500,000       499,843
1.26%, 07/14/03 . . . . . . . . . . . . . . . . . . .      500,000       499,773
1.30%, 07/14/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,990,647
1.26%, 07/24/03 . . . . . . . . . . . . . . . . . . .      500,000       499,598
1.27%, 07/24/03 . . . . . . . . . . . . . . . . . . .      600,000       599,513
1.26%, 07/30/03 . . . . . . . . . . . . . . . . . . .    5,700,000     5,694,215
0.95%, 08/07/03 . . . . . . . . . . . . . . . . . . .    2,800,000     2,797,266
1.25%, 08/07/03 . . . . . . . . . . . . . . . . . . .    3,100,000     3,096,017
1.21%, 08/19/03 . . . . . . . . . . . . . . . . . . .    3,464,000     3,458,295
1.26%, 08/20/03 . . . . . . . . . . . . . . . . . . .      200,000       199,650
1.26%, 08/26/03 . . . . . . . . . . . . . . . . . . .      900,000       898,236
0.95%, 08/27/03 . . . . . . . . . . . . . . . . . . .    3,400,000     3,394,886
1.26%, 08/28/03 . . . . . . . . . . . . . . . . . . .      300,000       299,391
0.95%, 09/03/03 . . . . . . . . . . . . . . . . . . .      600,000       598,987
0.93%, 09/12/03 . . . . . . . . . . . . . . . . . . .   12,000,000    11,977,370
0.95%, 09/15/03 . . . . . . . . . . . . . . . . . . .    1,250,000     1,247,493
                                                                    ------------
                                                                      72,808,586
                                                                    ------------

Northern Rock PLC (3.0%)
1.22%, 07/07/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,995,933
1.25%, 07/07/03 . . . . . . . . . . . . . . . . . . .   25,000,000    24,994,792
1.24%, 07/11/03 . . . . . . . . . . . . . . . . . . .    8,030,000     8,027,234
1.23%, 08/04/03 . . . . . . . . . . . . . . . . . . .    2,143,000     2,140,511
1.21%, 08/14/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,977,817
1.05%, 08/18/03 . . . . . . . . . . . . . . . . . . .    7,000,000     6,990,200
                                                                    ------------
                                                                      77,126,486
                                                                    ------------

Svenska Handelsbank, Inc. (3.1%)
1.24%, 07/01/03 . . . . . . . . . . . . . . . . . . .   51,150,000    51,150,000
1.25%, 07/01/03 . . . . . . . . . . . . . . . . . . .    1,438,000     1,438,000
1.05%, 07/02/03 . . . . . . . . . . . . . . . . . . .    2,415,000     2,414,930
1.12%, 07/02/03 . . . . . . . . . . . . . . . . . . .    3,500,000     3,499,891
1.25%, 07/02/03 . . . . . . . . . . . . . . . . . . .    2,000,000     1,999,931
1.26%, 07/02/03 . . . . . . . . . . . . . . . . . . .    3,264,000     3,263,886
1.06%, 07/25/03 . . . . . . . . . . . . . . . . . . .   17,900,000    17,887,351
                                                                    ------------
                                                                      81,653,989
                                                                    ------------

Toronto-Dominion Holdings (1.0%)
1.21%, 08/19/03 . . . . . . . . . . . . . . . . . . .   25,000,000    24,958,826
                                                                    ------------

UBS Finance (DE) LLC (2.0%)
1.31%, 07/01/03 . . . . . . . . . . . . . . . . . . .   30,000,000    30,000,000
1.06%, 07/03/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,998,822
                                                                    ------------
                                                                      49,998,822
                                                                    ------------

Westpac Capital Corp. (0.2%)
0.98%, 07/10/03 . . . . . . . . . . . . . . . . . . .    6,370,000     6,368,439
                                                                    ------------
                                                                     312,915,148
                                                                    ------------

BROKER/DEALER (9.6%)

Bear Stearns Co. (c) (3.7%)
1.22%, 07/18/03 . . . . . . . . . . . . . . . . . . .    1,000,000       999,424
1.25%, 07/24/03 . . . . . . . . . . . . . . . . . . .   11,185,000    11,176,068
1.25%, 07/25/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,991,667
1.20%, 08/22/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,965,333
1.20%, 08/27/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,981,000
1.21%, 09/19/03 . . . . . . . . . . . . . . . . . . .   28,000,000    27,924,710
0.93%, 09/26/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,966,288
                                                                    ------------
                                                                      95,004,490
                                                                    ------------

Goldman Sachs Group, Inc. (1.4%)
1.26%, 07/07/03 . . . . . . . . . . . . . . . . . . .   35,000,000    34,992,650
                                                                    ------------

Morgan Stanley Dean Witter & Co. (2.2%)
1.22%, 07/24/03 . . . . . . . . . . . . . . . . . . .   40,000,000    39,968,822
1.25%, 07/29/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,985,417
                                                                    ------------
                                                                      54,954,239
                                                                    ------------

Salomon Smith Barney Holdings, Inc. (2.3%)
1.26%, 07/09/03 . . . . . . . . . . . . . . . . . . .   24,839,000    24,832,045
1.26%, 07/17/03 . . . . . . . . . . . . . . . . . . .   35,000,000    34,980,400
                                                                    ------------
                                                                      59,812,445
                                                                    ------------
                                                                     244,763,824
                                                                    ------------

BUILDING SOCIETY (7.7%)

Nationwide Building Society (3.8%)
1.28%, 07/21/03 . . . . . . . . . . . . . . . . . . .    2,000,000     1,998,578
1.23%, 08/07/03 . . . . . . . . . . . . . . . . . . .    9,550,000     9,537,927
1.20%, 08/12/03 . . . . . . . . . . . . . . . . . . .   40,000,000    39,944,000
0.91%, 09/23/03 . . . . . . . . . . . . . . . . . . .   45,000,000    44,904,450
                                                                    ------------
                                                                      96,384,955
                                                                    ------------

Yorkshire Building Society (3.9%)
1.07%, 07/03/03 . . . . . . . . . . . . . . . . . . .   29,854,000    29,852,225
1.24%, 07/14/03 . . . . . . . . . . . . . . . . . . .    1,890,000     1,889,154
1.25%, 07/15/03 . . . . . . . . . . . . . . . . . . .   17,900,000    17,891,299
1.24%, 07/21/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,989,667
1.23%, 07/23/03 . . . . . . . . . . . . . . . . . . .   12,400,000    12,390,679
1.24%, 08/06/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,981,400
1.06%, 08/20/03 . . . . . . . . . . . . . . . . . . .    4,000,000     3,994,111
0.93%, 09/18/03 . . . . . . . . . . . . . . . . . . .    5,000,000     4,989,796
                                                                    ------------
                                                                     100,978,331
                                                                    ------------
                                                                     197,363,286
                                                                    ------------

CONSUMER SALES FINANCE (4.2%)

American General Finance Corp. (2.7%)
1.26%, 07/21/03 . . . . . . . . . . . . . . . . . . .   40,000,000    39,972,000
1.20%, 08/29/03 . . . . . . . . . . . . . . . . . . .   30,000,000    29,941,000
                                                                    ------------
                                                                      69,913,000
                                                                    ------------

Harley-Davidson Funding Corp. (c) (1.5%)
1.01%, 07/16/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,995,792
1.00%, 07/22/03 . . . . . . . . . . . . . . . . . . .   17,250,000    17,239,937
1.02%, 08/01/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,991,217
                                                                    ------------
                                                                      37,226,946
                                                                    ------------
                                                                     107,139,946
                                                                    ------------

DATA SERVICES (1.0%)

First Data Corp. (1.0%)
1.00%, 07/01/03 . . . . . . . . . . . . . . . . . . .   25,000,000    25,000,000
                                                                    ------------

DIVERSIFIED FINANCE (1.8%)

General Electric Capital Corp. (0.5%)
1.25%, 07/18/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,994,098
1.17%, 09/23/03 . . . . . . . . . . . . . . . . . . .    3,772,000     3,761,702
                                                                    ------------
                                                                      13,755,800
                                                                    ------------

General Electric Financial Assurance Corp. (c) (1.3%)
1.26%, 07/18/03 . . . . . . . . . . . . . . . . . . .    5,000,000     4,997,025
1.02%, 08/01/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,991,217
1.06%, 08/12/03 . . . . . . . . . . . . . . . . . . .    3,000,000     2,996,290
0.93%, 09/08/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,973,262
                                                                    ------------
                                                                      32,957,794
                                                                    ------------
                                                                      46,713,594
                                                                    ------------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        GARTMORE  GVIT  MONEY  MARKET  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)


--------------------------------------------------------------------------------------
SECURITY DESCRIPTION                           PRINCIPAL                     VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
FINANCE - AUTOMOTIVE (0.6%)
American Honda Finance Corp. (0.3%)
1.23%, 07/28/03. . . . . . . . . . . . . . .  $ 6,390,000                 $  6,384,105
                                                                          ------------

Toyota Motor Credit Corp. (c) (0.3%)
1.21%, 08/26/03. . . . . . . . . . . . . . .   10,000,000                    9,981,178
                                                                          ------------
                                                                            16,365,283
                                                                          ------------

FINANCIAL SERVICES (0.7%)

Allianz Finance Corp. (0.7%)
1.26%, 07/28/03. . . . . . . . . . . . . . .    7,750,000                    7,742,676
1.25%, 08/26/03. . . . . . . . . . . . . . .    5,000,000                    4,990,278
1.05%, 09/09/03. . . . . . . . . . . . . . .    3,876,000                    3,868,087
                                                                          ------------
                                                                            16,601,041
                                                                          ------------

INSURANCE (1.0%)

ING America Insurance Holdings (0.8%)
1.22%, 07/15/03. . . . . . . . . . . . . . .   20,000,000                   19,990,511
New York Life Capital Corp. (c) (0.2%)
1.25%, 07/01/03. . . . . . . . . . . . . . .    6,300,000                    6,300,000
                                                                          ------------
                                                                            26,290,511
                                                                          ------------

MULTIMEDIA (1.3%)

Gannett Co. (c) (1.3%)
1.20%, 07/01/03. . . . . . . . . . . . . . .   17,000,000                   17,000,000
1.31%, 07/02/03. . . . . . . . . . . . . . .   15,028,000                   15,027,453
                                                                          ------------
                                                                            32,027,453
                                                                          ------------

OIL & GAS (0.8%)

Chevron U.K. Investment PLC (c) (0.8%)
1.21%, 08/05/03. . . . . . . . . . . . . . .   20,000,000                   19,976,472
                                                                          ------------

PRINTING & PUBLISHING (0.1%)

E.W. Scripps Co. (c) (0.1%)
1.25%, 07/23/03. . . . . . . . . . . . . . .    2,245,000                    2,243,285
                                                                          ------------

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (0.8%)

Ventures Business Trust (c) (0.8%)
1.31%, 07/01/03. . . . . . . . . . . . . . .   19,700,000                   19,700,000
                                                                          ------------

TRANSPORTATION (1.4%)

Netjets, Inc. (c) (1.4%)
1.30%, 07/01/03. . . . . . . . . . . . . . .   35,000,000                   35,000,000
                                                                          ------------
TOTAL COMMERICAL PAPER                                                   1,113,039,836
                                                                          ------------

ASSET BACKED COMMERICAL PAPER (30.0%)

ASSET BACKED (10.1%)

CC USA, Inc. (c) (1.1%)
1.26%, 07/10/03. . . . . . . . . . . . . . .   25,000,000                   24,992,125
1.25%, 07/22/03. . . . . . . . . . . . . . .    2,000,000                    1,998,542
                                                                          ------------
                                                                            26,990,667
                                                                          ------------

Giro Funding Corp. (c) (0.7%)
1.23%, 07/08/03. . . . . . . . . . . . . . .    1,000,000                      999,761
1.01%, 07/21/03. . . . . . . . . . . . . . .   17,764,000                   17,754,032
                                                                          ------------
                                                                            18,753,793
                                                                          ------------

Greyhawk Funding LLC (c) (0.2%)
1.05%, 07/03/03. . . . . . . . . . . . . . .    5,011,000                    5,010,652
                                                                          ------------

K2 (USA) LLC (c) (0.6%)
1.24%, 07/16/03. . . . . . . . . . . . . . .    5,800,000                    5,797,003
1.22%, 09/02/03. . . . . . . . . . . . . . .   10,000,000                    9,978,650
                                                                          ------------
                                                                            15,775,653
                                                                          ------------

Premier Asset Collateralized Entity
LLC (c) (2.7%)
1.27%, 07/15/03. . . . . . . . . . . . . . .  $15,000,000                 $ 14,992,592
1.28%, 07/15/03. . . . . . . . . . . . . . .   10,000,000                    9,995,022
1.29%, 07/15/03. . . . . . . . . . . . . . .    9,175,000                    9,170,397
1.30%, 07/22/03. . . . . . . . . . . . . . .   15,000,000                   14,988,625
1.30%, 07/25/03. . . . . . . . . . . . . . .    8,650,000                    8,642,503
1.24%, 09/08/03. . . . . . . . . . . . . . .   10,000,000                    9,976,233
                                                                          ------------
                                                                            67,765,372
                                                                          ------------

Sigma Finance, Inc. (c) (1.9%)
1.25%, 07/08/03. . . . . . . . . . . . . . .    4,380,000                    4,378,935
1.25%, 07/16/03. . . . . . . . . . . . . . .    2,000,000                    1,998,958
1.00%, 07/28/03. . . . . . . . . . . . . . .    8,000,000                    7,994,000
1.26%, 07/28/03. . . . . . . . . . . . . . .   10,000,000                    9,990,550
1.25%, 07/30/03. . . . . . . . . . . . . . .   25,000,000                   24,974,827
                                                                          ------------
                                                                            49,337,270
                                                                          ------------

Stanfield Victoria Funding (c) (2.9%)
1.25%, 07/11/03. . . . . . . . . . . . . . .    2,000,000                    1,999,306
1.27%, 07/22/03. . . . . . . . . . . . . . .   26,000,000                   25,980,738
1.00%, 08/08/03. . . . . . . . . . . . . . .    3,000,000                    2,996,833
1.23%, 09/02/03. . . . . . . . . . . . . . .    5,000,000                    4,989,238
0.97%, 09/10/03. . . . . . . . . . . . . . .   10,000,000                    9,980,869
1.06%, 09/10/03. . . . . . . . . . . . . . .    5,500,000                    5,488,502
1.00%, 09/15/03. . . . . . . . . . . . . . .    8,000,000                    7,983,111
0.95%, 09/22/03. . . . . . . . . . . . . . .   15,000,000                   14,967,146
                                                                          ------------
                                                                            74,385,743
                                                                          ------------
                                                                           258,019,150
                                                                          ------------

AUTO RECEIVABLES (5.7%)

Capital One Prime Auto (0.1%)
1.26%, 03/15/04. . . . . . . . . . . . . . .    3,196,610                    3,196,610
                                                                          ------------

CPS Auto Trust (0.2%)
1.53%, 03/15/04. . . . . . . . . . . . . . .    4,702,121                    4,702,121
                                                                          ------------

FCAR Owner Trust I (1.6%)
1.24%, 07/24/03. . . . . . . . . . . . . . .   18,043,000                   18,028,706
1.23%, 07/25/03. . . . . . . . . . . . . . .   24,000,000                   23,980,320
                                                                          ------------
                                                                            42,009,026
                                                                          ------------

New Center Asset Trust (3.8%)
1.35%, 07/01/03. . . . . . . . . . . . . . .   20,000,000                   20,000,000
1.25%, 07/17/03. . . . . . . . . . . . . . .   15,000,000                   14,991,667
1.25%, 07/24/03. . . . . . . . . . . . . . .    5,869,000                    5,864,313
1.23%, 08/12/03. . . . . . . . . . . . . . .   25,000,000                   24,964,125
0.91%, 09/24/03. . . . . . . . . . . . . . .   30,000,000                   29,935,541
                                                                          ------------
                                                                            95,755,646
                                                                          ------------
                                                                           145,663,403
                                                                          ------------

TRADE & TERM RECEIVABLES (14.2%)

Falcon Asset Securitization Corp. (c) (3.7%)
1.25%, 07/01/03. . . . . . . . . . . . . . .   35,000,000                   35,000,001
1.27%, 07/02/03. . . . . . . . . . . . . . .   14,821,000                   14,820,477
1.03%, 07/18/03. . . . . . . . . . . . . . .   20,000,000                   19,990,272
0.97%, 07/22/03. . . . . . . . . . . . . . .   25,456,000                   25,441,596
                                                                          ------------
                                                                            95,252,346
                                                                          ------------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        GARTMORE  GVIT  MONEY  MARKET  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)


----------------------------------------------------------------------------------
SECURITY DESCRIPTION                        PRINCIPAL                    VALUE
----------------------------------------------------------------------------------

ASSET BACKED COMMERICAL PAPER (CONTINUED)

TRADE & TERM RECEIVABLES (CONTINUED)

Golden Funding Corp. (c) (3.9%)
1.27%, 07/07/03 . . . . . . . . . . . . .  $ 10,000,000               $  9,997,883
1.26%, 07/15/03 . . . . . . . . . . . . .     5,125,000                  5,122,489
1.25%, 08/13/03 . . . . . . . . . . . . .    25,851,000                 25,812,404
1.00%, 08/14/03 . . . . . . . . . . . . .     9,218,000                  9,206,734
1.26%, 08/14/03 . . . . . . . . . . . . .     1,130,000                  1,128,260
1.28%, 08/19/03 . . . . . . . . . . . . .    16,728,000                 16,698,856
1.23%, 08/20/03 . . . . . . . . . . . . .     5,200,000                  5,191,117
1.00%, 09/22/03 . . . . . . . . . . . . .    10,000,000                  9,976,944
1.23%, 10/06/03 . . . . . . . . . . . . .     4,573,000                  4,557,844
1.20%, 10/07/03 . . . . . . . . . . . . .    10,000,000                  9,967,333
                                                                      ------------
                                                                        97,659,864
                                                                      ------------

Kitty Hawk Funding Corp. (c) (0.8%)
1.10%, 07/11/03 . . . . . . . . . . . . .    19,733,000                 19,726,970
                                                                      ------------

Old Line Funding Corp. (c) (3.6%)
1.25%, 07/07/03 . . . . . . . . . . . . .    30,000,000                 29,993,775
1.01%, 07/28/03 . . . . . . . . . . . . .    25,000,000                 24,981,063
1.25% 07/28/03. . . . . . . . . . . . . .    21,937,000                 21,916,434
1.07%, 08/13/03 . . . . . . . . . . . . .    15,000,000                 14,980,829
                                                                      ------------
                                                                        91,872,101
                                                                      ------------

Three Rivers Funding Corp. (c) (1.3%)
1.25%, 07/01/03 . . . . . . . . . . . . .    21,613,000                 21,613,000
1.01%, 07/21/03 . . . . . . . . . . . . .    11,291,000                 11,284,665
                                                                      ------------
                                                                        32,897,665
                                                                      ------------

Variable Funding Capital Corp. (c) (0.9%)
1.35%, 07/01/03 . . . . . . . . . . . . .    23,429,000                 23,429,000
                                                                      ------------
                                                                       360,837,946
                                                                      ------------
TOTAL ASSET BACKED COMMERCIAL PAPER . . .                              764,520,499
                                                                      ------------

FLOATING RATE NOTES (B) (14.0%)

BANKS - DOMESTIC (1.9%)

National City Credit Corp. (0.2%)
1.31%, 11/14/03 . . . . . . . . . . . . .     6,000,000                  6,002,621
                                                                      ------------

NorthLake CDO Class I-MM (1.0%)
1.36%, 03/06/33 . . . . . . . . . . . . .    25,000,000                 25,000,000
                                                                      ------------

Wells Fargo & Co. (0.7%)
1.29%, 01/02/08 . . . . . . . . . . . . .    17,000,000                 17,000,000
                                                                      ------------
                                                                        48,002,621
                                                                      ------------

BANKS - FOREIGN (1.6%)

HBOS Treasury Services (0.9%)
1.28%, 11/20/07 . . . . . . . . . . . . .    22,000,000                 22,000,000
                                                                      ------------

Northern Rock PLC (0.7%)
1.20%, 01/16/04 . . . . . . . . . . . . .    15,000,000                 15,000,000
1.30%, 01/16/04 . . . . . . . . . . . . .     4,000,000                  4,000,000
                                                                      ------------
                                                                        19,000,000
                                                                      ------------
                                                                        41,000,000
                                                                      ------------

BROKER/DEALER (1.5%)

Goldman Sachs Group, Inc. (1.5%)
1.46%, 08/28/03 . . . . . . . . . . . . .    38,000,000                 38,000,000
                                                                      ------------

BUSINESS SERVICES (6.4%)

CC USA, Inc. (c) (1.4%)
1.07%, 11/20/03 . . . . . . . . . . . . .    35,000,000                 35,000,000
                                                                      ------------

K2 (USA) LLC (1.8%)
0.99%, 01/27/04 . . . . . . . . . . . . .     9,000,000                  9,000,000
1.29%, 02/03/04 . . . . . . . . . . . . .    40,000,000                 39,999,999
                                                                      ------------
                                                                        48,999,999
                                                                      ------------

Premier Asset Collateralized Entity LLC (1.3%)
1.16%, 07/15/03 . . . . . . . . . . . . .    15,000,000                 15,000,000
1.34%, 10/24/03 . . . . . . . . . . . . .    17,000,000                 17,000,000
                                                                      ------------
                                                                        32,000,000
                                                                      ------------

Sigma Finance Inc. (c) (1.0%)
1.06%, 05/28/04 . . . . . . . . . . . . .    25,000,000                 24,995,440
                                                                      ------------

Stanfield Victoria Funding (c) (0.9%)
1.15%, 12/15/03 . . . . . . . . . . . . .    15,000,000                 15,000,000
1.17%, 02/17/04 . . . . . . . . . . . . .     9,000,000                  9,000,000
                                                                      ------------
                                                                        24,000,000
                                                                      ------------
                                                                       164,995,439
                                                                      ------------

FINANCE - AUTOMOTIVE (1.5%)

American Honda Finance Corp. (1.5%)
1.07%, 02/20/04 . . . . . . . . . . . . .    17,000,000                 17,000,000
1.07%, 02/20/04 . . . . . . . . . . . . .    20,000,000                 20,000,000
                                                                      ------------
                                                                        37,000,000
                                                                      ------------

FINANCIAL SERVICES - DIVERSIFIED (1.1%)

General Electric Capital Corp. (1.1%)
1.34%, 07/09/07 . . . . . . . . . . . . .    21,000,000                 21,000,000
1.17%, 10/17/07 . . . . . . . . . . . . .     8,000,000                  8,000,000
                                                                      ------------
                                                                        29,000,000
                                                                      ------------
TOTAL FLOATING RATE NOTES                                              357,998,060
                                                                      ------------

CERTIFICATES OF DEPOSIT (5.9%)

BANKS - DOMESTIC (3.4%)

State Street Corp. (3.4%)
1.30%, 07/02/04 . . . . . . . . . . . . .    25,000,000                 25,000,000
1.23%, 07/06/04 . . . . . . . . . . . . .    40,000,000                 40,000,000
1.14%, 07/09/04 . . . . . . . . . . . . .    20,000,000                 20,000,000
                                                                      ------------
                                                                        85,000,000
                                                                      ------------

BANKS - FOREIGN (2.5%)

Barclays US Funding Corp. (1.0%)
2.10%, 07/14/03 . . . . . . . . . . . . .    25,000,000                 25,000,000
                                                                      ------------

Westdeutsche Landesbank Giro (c) (1.5%)
2.05%, 07/11/03 . . . . . . . . . . . . .    12,000,000                 12,000,000
1.31%, 01/13/04 . . . . . . . . . . . . .    23,000,000                 23,000,000
1.05%, 06/07/04 . . . . . . . . . . . . .     5,000,000                  5,000,000
                                                                      ------------
                                                                        40,000,000
                                                                      ------------
                                                                        65,000,000
TOTAL CERTIFICATES OF DEPOSIT                                          150,000,000
                                                                      ------------

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (4.8%)

Federal Home Loan Bank (3.8%)
1.41%, 03/08/04 . . . . . . . . . . . . .     7,300,000                  7,300,000
1.40%, 05/12/04 . . . . . . . . . . . . .    23,000,000                 23,000,000
1.45%, 05/14/04 . . . . . . . . . . . . .    33,000,000                 33,000,000
1.40%, 06/02/04 . . . . . . . . . . . . .    18,000,000                 18,000,000
1.27%, 06/25/04 . . . . . . . . . . . . .    15,000,000                 15,000,000
                                                                      ------------
                                                                        96,300,000
                                                                      ------------

Federal National Mortgage Association (1.0%)
1.25%, 07/07/04 . . . . . . . . . . . . .    25,000,000                 25,000,000
                                                                      ------------
TOTAL U.S. GOVERNMENT
SPONSORED & AGENCY OBLIGATIONS                                         121,300,000
                                                                      ------------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        GARTMORE  GVIT  MONEY  MARKET  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)


                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        GARTMORE  GVIT  MONEY  MARKET  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-------------------------------------------------------------------------------
SECURITY DESCRIPTION                PRINCIPAL                        VALUE
-------------------------------------------------------------------------------

TAXABLE MUNICIPAL BONDS (1.8%)

ELECTRIC UTILITY (0.7%)

South Carolina Public Service Authority (0.7%)
1.26%, 07/21/03. . . . . . . . . .  $5,380,000                  $    5,376,234
1.27%, 07/25/03. . . . . . . . . .   2,378,000                       2,375,987
0.95%, 08/22/03. . . . . . . . . .   9,600,000                       9,586,826
                                                                ---------------
                                                                    17,339,047
                                                                ---------------

GOVERNMENT AGENCY (1.1%)

Sunshine State Governmental Financing Commission (1.1%)
1.31%, 07/18/03. . . . . . . . . .   7,200,000                       7,195,563
1.22%, 08/15/03. . . . . . . . . .   5.687,000                       5,678,327
1.25%, 08/15/03. . . . . . . . . .   7,800,000                       7,787,813
1.22%, 08/15/03. . . . . . . . . .   7,047,000                       7,036,253
                                                                ---------------
                                                                    27,697,956
                                                                ---------------
TOTAL TAXABLE MUNICIPAL BONDS                                       45,037,003
                                                                ---------------

TOTAL INVESTMENTS
(COST $2,551,895,398) (A) - 100.1%                               2,551,895,398

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.1)%                                            (1,294,390)
                                                                ---------------

NET ASSETS - 100.0%                                             $2,550,601,008
                                                                ---------------
                                                                ---------------

(a)  Cost  for federal income tax and financial reporting purposes are the same.
(b) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2003. The maturity date represents the actual maturity date.
(c) Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid persuant to procedures approved by the Board of Trustees.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                       GARTMORE  GVIT  MONEY  MARKET  FUND  II

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

----------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL      VALUE
----------------------------------------------------------------

COMMERCIAL PAPER (89.8%)

BANKS - DOMESTIC (3.8%)

State Street Corp. (3.8%)
1.28%, 07/01/03 . . . . . . . . . . . .  $5,300,000  $ 5,300,000
                                                     -----------

BANKS - FOREIGN (14.7%)

National Australia Funding (DE) (3.9%)
1.25%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,001
                                                     -----------

Rabobank Nederland NV (3.9%)
1.30%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------

Svenska Handelsbank, Inc. (3.0%)
1.27%, 07/02/03 . . . . . . . . . . . .   4,200,000    4,199,852
                                                     -----------

UBS Finance (DE) LLC (3.9%)
1.31%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------
                                                      20,099,853
                                                     -----------

BROKER/DEALERS (10.2%)

Bear Stearns Cos., Inc. (2.5%)
1.03%, 07/07/03 . . . . . . . . . . . .   3,500,000    3,499,399
                                                     -----------

Goldman Sachs Group, Inc. (3.9%)
1.31%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------

Morgan Stanley Dean Witter & Co. (3.8%)
1.30%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------
                                                      14,099,399
                                                     -----------

BUILDING SOCIETY (2.9%)

Nationwide Building Society (2.9%)
1.05%, 07/02/03 . . . . . . . . . . . .   4,000,000    3,999,883
                                                     -----------

DATA SERVICES (3.8%)

First Data Corp. (3.8%)
1.28%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------

ELECTRICAL EQUIPMENT (1.1%)

Johnson Controls, Inc. (b) (1.1%)
1.28%, 07/01/03 . . . . . . . . . . . .   1,462,000    1,462,000
                                                     -----------

FINANCE (3.8%)

Prudential Funding LLC (3.8%)
1.10%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------

FINANCE - CONSUMER SALES (11.6%)

American Express Credit Corp. (3.9%)
1.20%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------

American General Finance Corp. (3.9%)
1.25%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------

Household Finance Corp. (3.8%)
1.31%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------
                                                      15,900,000
                                                     -----------

FINANCE - DIVERSIFIED (7.7%)

Citigroup, Inc. (3.9%)
1.25%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------

General Electric Capital Corp. (3.8%)
1.25%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------
                                                      10,600,000
                                                     -----------

FOOD & BEVERAGE (3.8%)

McDonald's Corp. (b) (3.8%)
1.20%, 07/01/03 . . . . . . . . . . . .   5,300,000    5,300,000
                                                     -----------


-----------------------------------------------------------------------
SECURITY DESCRIPTION                          PRINCIPAL       VALUE
-----------------------------------------------------------------------

HEAVY EQUIPMENT FINANCE (3.8%)

Cargill, Inc. (b) (3.8%)
1.27%, 07/01/03. . . . . . . . . . . . . . .  $5,300,000  $  5,300,000
                                                          -------------

INSURANCE (6.0%)

Allstate Corp. (b) (3.8%)
1.28%, 07/01/03. . . . . . . . . . . . . . .   5,300,000     5,300,000
                                                          -------------

New York Life Capital Corp. (b) (2.2%)
1.05%, 07/01/03. . . . . . . . . . . . . . .   3,000,000     3,000,000
                                                          -------------
                                                             8,300,000
                                                          -------------

MULTI-MEDIA (2.2%)

Gannett Co. (2.2%)
1.20%, 07/01/03. . . . . . . . . . . . . . .   3,000,000     3,000,000
                                                          -------------

PACKAGING/CONTAINERS (3.8%)

Bemis Co., Inc. (b) (3.8%)
1.28%, 07/01/03. . . . . . . . . . . . . . .   5,300,000     5,300,000
                                                          -------------

PHARMACEUTICAL/PERSONAL CARE (3.8%)

Gillette Co. (The) (b) (3.8%)
1.26%, 07/01/03. . . . . . . . . . . . . . .   5,300,000     5,300,000
                                                          -------------

PRINTING & PUBLISHING (0.8%)

McGraw-Hill Cos., Inc. (0.8%)
1.26%, 07/01/03. . . . . . . . . . . . . . .   1,100,000     1,100,000
                                                          -------------

REAL ESTATE INVESTMENT TRUSTS -

DIVERSIFIED (3.8%)

Ventures Business Trust (b) (3.8%)
1.31%, 07/01/03. . . . . . . . . . . . . . .   5,300,000     5,300,000
                                                          -------------

TELECOMMUNICATIONS (2.2%)

BellSouth Corp. (b) (2.2%)
1.10%, 07/01/03. . . . . . . . . . . . . . .   3,000,000     3,000,000
                                                          -------------
TOTAL COMMERCIAL PAPER                                     123,961,135
                                                          -------------

ASSET BACKED SECURITIES (10.2%)

AUTO RECEIVABLES (3.9%)

New Center Asset Trust (3.9%)
1.35%, 07/01/03. . . . . . . . . . . . . . .   5,300,000     5,300,000
                                                          -------------

SECURITIES (3.8%)

Giro Funding Corp. (b) (3.8%)
1.31%, 07/01/03. . . . . . . . . . . . . . .   5,300,000     5,300,000
                                                          -------------

TERM & TRADE RECEIVABLES (2.5%)

Falcon Asset Securitization Corp. (b) (2.5%)
1.10%, 07/07/03. . . . . . . . . . . . . . .   3,500,000     3,499,358
                                                          -------------
TOTAL ASSET BACKED SECURITIES                               14,099,358
                                                          -------------

TOTAL INVESTMENTS
(COST $138,060,493) (A) - 100.0%                           138,060,493

LIABILITIES IN EXCESS
OF OTHER ASSETS - 0.0%                                         (37,087)
                                                          -------------

NET ASSETS - 100.0%                                       $138,023,406
                                                          -------------
                                                          -------------

(a)  Cost  for federal income tax and financial reporting purposes are the same.
(b) Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                         J.P.  MORGAN  GVIT  BALANCED  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

-----------------------------------------------------------------
SECURITY DESCRIPTION                         SHARES      VALUE
-----------------------------------------------------------------

COMMON STOCKS (60.5%)

AEROSPACE/DEFENSE (1.2%)
Boeing Co.. . . . . . . . . . . . . . . . .    9,800  $   336,336
Honeywell International, Inc. . . . . . . .   25,100      673,935
Lockheed Martin Corp. . . . . . . . . . . .    6,800      323,476
Northrop Grumman Corp.. . . . . . . . . . .    3,100      267,499
Raytheon Co.. . . . . . . . . . . . . . . .   35,000    1,149,400
                                                      -----------
                                                        2,750,646
                                                      -----------

AGRICULTURAL OPERATIONS (0.3%)
Monsanto Co.. . . . . . . . . . . . . . . .   27,800      601,592
                                                      -----------

APPAREL (0.5%)
Nike, Inc. Class B. . . . . . . . . . . . .   21,600    1,155,384
                                                      -----------

AUTO PARTS & EQUIPMENT (0.1%)
Lear Corp. (b). . . . . . . . . . . . . . .    5,500      253,110
                                                      -----------

BIOTECHNOLOGY (0.0%)
Human Genome Sciences, Inc. (b) . . . . . .    5,400       68,688
                                                      -----------

BROADCAST MEDIA/CABLE TELEVISION (2.2%)
AOL Time Warner, Inc. (b) . . . . . . . . .   58,200      936,438
Comcast Corp. Class A (b) . . . . . . . . .    7,800      235,404
Comcast Corp. Special Class A (b) . . . . .   36,400    1,049,412
E.W. Scripps Co. Class A. . . . . . . . . .    3,500      310,520
Fox Entertainment Group, Inc. (b) . . . . .    6,600      189,948
Liberty Media Corp. (b) . . . . . . . . . .   11,200      129,472
Viacom, Inc. Class B (b). . . . . . . . . .   49,400    2,156,804
                                                      -----------
                                                        5,007,998
                                                      -----------

BUSINESS & CONSUMER SERVICES (1.0%)
Concord EFS, Inc. (b) . . . . . . . . . . .   36,500      537,280
eBay, Inc. (b). . . . . . . . . . . . . . .    8,400      875,112
FedEx Corp. . . . . . . . . . . . . . . . .   13,600      843,608
                                                      -----------
                                                        2,256,000
                                                      -----------

BUSINESS SERVICES (0.2%)
Cendant Corp. (b) . . . . . . . . . . . . .   10,500      192,360
Cintas Corp.. . . . . . . . . . . . . . . .    2,400       85,056
Pitney Bowes, Inc.. . . . . . . . . . . . .    3,500      134,435
                                                      -----------
                                                          411,851
                                                      -----------

CHEMICALS/DIVERSIFIED (0.6%)
Air Products & Chemicals, Inc.. . . . . . .   11,500      478,400
Eastman Chemical Co.. . . . . . . . . . . .   11,100      351,537
PPG Industries, Inc.. . . . . . . . . . . .    5,500      279,070
Praxair, Inc. . . . . . . . . . . . . . . .    5,300      318,530
Rohm & Haas Co. . . . . . . . . . . . . . .      100        3,103
                                                      -----------
                                                        1,430,640
                                                      -----------

COMMUNICATION EQUIPMENT (0.5%)
Lucent Technologies, Inc. (b) . . . . . . .   85,000      172,550
QUALCOMM, Inc.. . . . . . . . . . . . . . .   24,800      886,600
                                                      -----------
                                                        1,059,150
                                                      -----------

COMPUTER EQUIPMENT (2.4%)
Dell Computer Corp. (b) . . . . . . . . . .   41,800    1,335,928
EMC Corp. (b) . . . . . . . . . . . . . . .   66,500      696,255
Hewlett-Packard Co. . . . . . . . . . . . .   32,600      694,380
International Business Machines Corp. . . .   25,500    2,103,750
Juniper Networks, Inc. (b). . . . . . . . .   12,700      157,099
Sun Microsystems, Inc. (b). . . . . . . . .   78,950      363,170
                                                      -----------
                                                        5,350,582
                                                      -----------

COMPUTER SOFTWARE & SERVICES (4.3%)
Cisco Systems, Inc. (b) . . . . . . . . . .  146,800    2,450,092
Computer Sciences Corp. (b) . . . . . . . .    9,000      343,080
First Data Corp.. . . . . . . . . . . . . .   23,500      973,840
Microsoft Corp. . . . . . . . . . . . . . .  189,800    4,860,778
NCR Corp. (b) . . . . . . . . . . . . . . .    9,400      240,828
Oracle Corp. (b). . . . . . . . . . . . . .   31,000      372,620
Siebel Systems, Inc. (b). . . . . . . . . .   38,200      364,428
                                                      -----------
                                                        9,605,666
                                                      -----------

CONGLOMERATES (1.6%)
Johnson Controls, Inc.. . . . . . . . . . .   10,600      907,360
Tyco International Ltd. . . . . . . . . . .   66,600    1,264,068
United Technologies Corp. . . . . . . . . .   19,100    1,352,853
                                                      -----------
                                                        3,524,281
                                                      -----------

CONSTRUCTION & BUILDING MATERIALS (0.2%)
Masco Corp. . . . . . . . . . . . . . . . .   16,500      393,525
                                                      -----------

CONSULTING SERVICES (0.0%)
Bearingpoint, Inc. (b). . . . . . . . . . .    3,400       32,810
                                                      -----------

CONSUMER/NON-CYCLICAL (0.6%)
Gillette Co.. . . . . . . . . . . . . . . .   43,200    1,376,352
                                                      -----------

CONSUMER DURABLE (0.1%)
Black & Decker Corp.. . . . . . . . . . . .    1,500       65,175
Fortune Brands, Inc.. . . . . . . . . . . .    2,400      125,280
                                                      -----------
                                                          190,455
                                                      -----------

CONSUMER PRODUCTS (1.3%)
Procter & Gamble Co.. . . . . . . . . . . .   31,500    2,809,170
                                                      -----------

CONTAINERS (0.0%)
Smurfit-Stone Container Corp. (b) . . . . .    1,100       14,333
                                                      -----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.2%)
Cooper Industries Ltd. Class A. . . . . . .      900       37,170
Ingersoll-Rand Co.. . . . . . . . . . . . .    8,200      388,024
SPX Corp. (b) . . . . . . . . . . . . . . .    1,700       74,902
                                                      -----------
                                                          500,096
                                                      -----------

DRUGS (6.0%)
Abbott Laboratories . . . . . . . . . . . .   22,800      997,728
Amgen, Inc. (b) . . . . . . . . . . . . . .   20,300    1,348,732
Bristol-Myers Squibb Co.. . . . . . . . . .   42,200    1,145,730
Eli Lilly & Co. . . . . . . . . . . . . . .   22,600    1,558,722
Forest Laboratories, Inc. (b) . . . . . . .   16,400      897,900
Johnson & Johnson, Inc. . . . . . . . . . .   25,100    1,297,670
Merck & Co., Inc. . . . . . . . . . . . . .   39,500    2,391,725
Pfizer, Inc.. . . . . . . . . . . . . . . .  102,600    3,503,790
                                                      -----------
                                                       13,141,997
                                                      -----------

ELECTRICAL EQUIPMENT (1.8%)
Eaton Corp. . . . . . . . . . . . . . . . .    1,200       94,332
General Electric Co.. . . . . . . . . . . .  139,200    3,992,256
                                                      -----------
                                                        4,086,588
                                                      -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                         J.P.  MORGAN  GVIT  BALANCED  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ELECTRICAL SERVICES (1.7%)
American Electric Power Co., Inc.. . . .   16,500  $   492,195
Constellation Energy Group, Inc. . . . .      500       17,150
Dominion Resources, Inc. . . . . . . . .    4,300      276,361
DTE Energy Co. . . . . . . . . . . . . .    8,700      336,168
Edison International (b) . . . . . . . .   31,000      509,330
FirstEnergy Corp.. . . . . . . . . . . .    7,600      292,220
PG&E Corp. (b) . . . . . . . . . . . . .   33,400      706,410
Pinnacle West Capital Corp.. . . . . . .   13,000      486,850
Progress Energy, Inc.. . . . . . . . . .    3,300      144,870
Public Service Enterprise Group, Inc.. .      200        8,450
Scana Corp.. . . . . . . . . . . . . . .    2,700       92,556
Xcel Energy, Inc.. . . . . . . . . . . .   35,700      536,928
                                                   -----------
                                                     3,899,488
                                                   -----------

ENTERTAINMENT SOFTWARE (0.2%)
Electronic Arts, Inc. (b). . . . . . . .    4,600      340,354
                                                   -----------

FINANCIAL (6.1%)
Astoria Financial Corp.. . . . . . . . .      100        2,793
Cit Group, Inc.. . . . . . . . . . . . .   11,700      288,405
Citigroup, Inc.. . . . . . . . . . . . .  110,000    4,708,000
Countrywide Credit Industries, Inc.. . .   19,700    1,370,529
E*TRADE Group, Inc. (b). . . . . . . . .   29,300      249,050
Fannie Mae . . . . . . . . . . . . . . .   18,700    1,261,128
Freddie Mac. . . . . . . . . . . . . . .   26,100    1,325,097
Golden West Financial Corp.. . . . . . .    1,200       96,012
Goldman Sachs Group, Inc.. . . . . . . .    9,600      804,000
MBNA Corp. . . . . . . . . . . . . . . .    9,800      204,232
Mellon Financial Corp. . . . . . . . . .   31,700      879,675
Merrill Lynch & Co., Inc.. . . . . . . .    5,500      256,740
Morgan Stanley . . . . . . . . . . . . .   37,400    1,598,850
Washington Mutual, Inc.. . . . . . . . .    6,200      256,060
                                                   -----------
                                                    13,300,571
                                                   -----------

FINANCIAL/BANKS (3.3%)
Bank of America Corp.. . . . . . . . . .   11,500      908,845
Bank One Corp. . . . . . . . . . . . . .    3,700      137,566
Capital One Financial Corp.. . . . . . .   24,500    1,204,910
Compass Bancshares, Inc. . . . . . . . .    5,000      174,650
GreenPoint Financial Corp. . . . . . . .    8,600      438,084
Hibernia Corp. . . . . . . . . . . . . .    5,000       90,800
National Commerce Financial Co.. . . . .    6,800      150,892
North Fork Bancorp, Inc. . . . . . . . .    3,100      105,586
SouthTrust Corp. . . . . . . . . . . . .    2,300       62,560
SunTrust Banks, Inc. . . . . . . . . . .   19,500    1,157,130
U.S. Bancorp . . . . . . . . . . . . . .   87,100    2,133,950
Wachovia Corp. . . . . . . . . . . . . .   19,200      767,232
Wells Fargo Co.. . . . . . . . . . . . .      200       10,080
                                                   -----------
                                                     7,342,285
                                                   -----------

FOOD & BEVERAGE (2.1%)
Archer-Daniels-Midland Co. . . . . . . .   11,000      141,570
Kellogg Co.. . . . . . . . . . . . . . .    6,600      226,842
Kraft Foods, Inc.. . . . . . . . . . . .    9,100      296,205
PepsiCo, Inc.. . . . . . . . . . . . . .   17,000      756,500
SYSCO Corp.. . . . . . . . . . . . . . .    6,500      195,260
The Coca-Cola Co.. . . . . . . . . . . .   67,300    3,123,393
                                                   -----------
                                                     4,739,770
                                                   -----------

HEALTHCARE (2.5%)
Anthem, Inc. (b) . . . . . . . . . . . .    7,000      540,050
Baxter International, Inc. . . . . . . .    7,300      189,800
Becton, Dickinson & Co.. . . . . . . . .    6,300      244,755
Boston Scientific Corp. (b). . . . . . .    3,600      219,960
Gilead Sciences, Inc. (b). . . . . . . .    4,600      255,668
Guidant Corp.. . . . . . . . . . . . . .   37,200    1,651,308
HCA-The Healthcare Co. . . . . . . . . .    2,600       83,304
MedImmune, Inc. (b). . . . . . . . . . .    9,700      352,789
Medtronic, Inc.. . . . . . . . . . . . .    5,000      239,850
St. Jude Medical, Inc. (b) . . . . . . .    3,900      224,250
WellPoint Health Networks, Inc. (b). . .    3,200      269,760
Wyeth. . . . . . . . . . . . . . . . . .   27,400    1,248,070
                                                   -----------
                                                     5,519,564
                                                   -----------

HOTELS/MOTELS (0.0%)
Marriott International, Inc. Class A . .      400       15,368
                                                   -----------

INSURANCE (3.0%)
Aetna, Inc.. . . . . . . . . . . . . . .   21,300    1,282,260
AFLAC, Inc.. . . . . . . . . . . . . . .    8,500      261,375
AMBAC Financial Group, Inc.. . . . . . .   15,000      993,750
American International Group, Inc. . . .   15,500      855,290
AON Corp.. . . . . . . . . . . . . . . .   23,400      563,472
CIGNA Corp.. . . . . . . . . . . . . . .   20,700      971,658
Hartford Financial Services Group, Inc..      300       15,108
MBIA, Inc. . . . . . . . . . . . . . . .   11,500      560,625
Protective Life Corp.. . . . . . . . . .    1,800       48,150
The Allstate Corp. . . . . . . . . . . .   25,100      894,815
Torchmark Corp.. . . . . . . . . . . . .    5,600      208,600
                                                   -----------
                                                     6,655,103
                                                   -----------

LEISURE & AMUSEMENTS (0.1%)
The Walt Disney Co.. . . . . . . . . . .   13,500      266,625
                                                   -----------

LEISURE PRODUCTS (0.2%)
Carnival Corp. . . . . . . . . . . . . .    2,100       68,271
Mattel, Inc. . . . . . . . . . . . . . .   16,100      304,612
                                                   -----------
                                                       372,883
                                                   -----------

METALS & MINING (0.5%)
Alcoa, Inc.. . . . . . . . . . . . . . .   34,400      877,200
United States Steel Corp.. . . . . . . .   18,400      301,208
                                                   -----------
                                                     1,178,408
                                                   -----------

MOTORCYCLE MANUFACTURERS (0.2%)
Harley-Davidson, Inc.. . . . . . . . . .   13,200      526,152
                                                   -----------

OFFICE EQUIPMENT & SERVICES (0.2%)
3M Co. . . . . . . . . . . . . . . . . .    2,800      361,144
                                                   -----------
OIL & GAS (3.7%)
Anadarko Petroleum Corp. . . . . . . . .   16,000      711,520
Baker Hughes, Inc. . . . . . . . . . . .   11,600      389,412
ChevronTexaco Corp.. . . . . . . . . . .   13,700      989,140
ConocoPhillips . . . . . . . . . . . . .   25,900    1,419,320
Cooper Cameron Corp. (b) . . . . . . . .    8,000      403,040
Devon Energy Corp. . . . . . . . . . . .   15,700      838,380
Diamond Offshore Drilling, Inc.. . . . .    1,700       35,683
Dynegy, Inc. . . . . . . . . . . . . . .   23,300       97,860
El Paso Corp.. . . . . . . . . . . . . .   14,000      113,120
ENSCO International, Inc.. . . . . . . .    4,400      118,360
Exxon Mobil Corp.. . . . . . . . . . . .   65,600    2,355,696
Rowan Cos., Inc. (b) . . . . . . . . . .   18,400      412,160

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                         J.P.  MORGAN  GVIT  BALANCED  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES     VALUE
----------------------------------------------------------------

COMMON STOCKS (CONTINUED)

OIL & GAS (CONTINUED)
Transocean Sedco Forex, Inc. . . . . . . .   5,200  $    114,244
Valero Energy Corp.. . . . . . . . . . . .   5,100       185,283
                                                    ------------
                                                       8,183,218
                                                    ------------

PAPER & FOREST PRODUCTS (0.2%)
Bowater, Inc.. . . . . . . . . . . . . . .   6,300       235,935
Georgia Pacific Corp.. . . . . . . . . . .   7,900       149,705
Weyerhaeuser Co. . . . . . . . . . . . . .     600        32,400
                                                    ------------
                                                         418,040
                                                    ------------

PHOTOGRAPHIC (0.0%)
Eastman Kodak Co.. . . . . . . . . . . . .   2,200        60,170
                                                    ------------

POLLUTION CONTROL (0.2%)
Waste Management, Inc. . . . . . . . . . .  22,700       546,843
                                                    ------------

PRINTING & PUBLISHING (0.3%)
Gannett Co., Inc.. . . . . . . . . . . . .     800        61,448
The McGraw-Hill Companies, Inc.. . . . . .   2,300       142,600
Tribune Co.. . . . . . . . . . . . . . . .  10,300       497,490
                                                    ------------
                                                         701,538
                                                    ------------

PROPERTY/CASUALTY INSURANCE (0.3%)
Travelers Property Casualty Corp. Class A.  48,900       777,510
                                                    ------------

RAILROADS (0.3%)
Burlington Northern Santa Fe Corp. . . . .   6,900       196,236
CSX Corp.. . . . . . . . . . . . . . . . .   3,700       111,333
Norfolk Southern Corp. . . . . . . . . . .   6,500       124,800
Union Pacific Corp.. . . . . . . . . . . .   4,100       237,882
                                                    ------------
                                                         670,251
                                                    ------------

REAL ESTATE (0.2%)
CarrAmerica Realty Corp. . . . . . . . . .   3,200        88,992
Highwood Properties, Inc.. . . . . . . . .   1,200        26,760
ProLogis . . . . . . . . . . . . . . . . .   8,500       232,050
Rouse Co.. . . . . . . . . . . . . . . . .   3,900       148,590
The Mills Corp.. . . . . . . . . . . . . .     100         3,355
                                                    ------------
                                                         499,747
                                                    ------------

RESTAURANTS (0.0%)
McDonald's Corp. . . . . . . . . . . . . .     900        19,854
Wendy's International, Inc.. . . . . . . .   1,100        31,867
                                                    ------------
                                                          51,721
                                                    ------------

RETAIL (4.8%)
Abercrombie & Fitch Co. (b). . . . . . . .  13,000       369,330
Bed, Bath & Beyond, Inc. (b) . . . . . . .   6,200       240,622
CVS Corp.. . . . . . . . . . . . . . . . .  30,400       852,112
Family Dollar Stores, Inc. . . . . . . . .   5,700       217,455
Gap, Inc.. . . . . . . . . . . . . . . . .  45,300       849,828
Home Depot, Inc. . . . . . . . . . . . . .  59,000     1,954,080
Jones Apparel Group, Inc. (b). . . . . . .  20,100       588,126
Kohl's Corp. (b) . . . . . . . . . . . . .  12,300       631,974
Kroger Co. (b) . . . . . . . . . . . . . .   1,600        26,688
Lowe's Companies, Inc. . . . . . . . . . .  15,000       644,250
Target Corp. . . . . . . . . . . . . . . .  17,500       662,200
Wal-Mart Stores, Inc.. . . . . . . . . . .  46,000     2,468,820
Walgreen Co. . . . . . . . . . . . . . . .  10,700       322,070
Yum! Brands, Inc. (b). . . . . . . . . . .  30,500       901,580
                                                    ------------
                                                      10,729,135
                                                    ------------
SEMICONDUCTORS (1.9%)
Altera Corp. (b) . . . . . . . . . . . . .  33,300       546,120
Analog Devices, Inc. (b) . . . . . . . . .   8,900       309,898
Applied Materials, Inc. (b). . . . . . . .  17,500       277,550
Intel Corp.. . . . . . . . . . . . . . . .  89,600     1,862,246
Maxim Integrated Products, Inc.. . . . . .  13,600       464,984
Novellus Systems, Inc. (b) . . . . . . . .   3,800       139,160
QLogic Corp. (b) . . . . . . . . . . . . .   3,300       159,489
Xilinx, Inc. (b) . . . . . . . . . . . . .  15,200       384,712
                                                    ------------
                                                       4,144,159
                                                    ------------

TELECOMMUNICATIONS (2.3%)
AT&T Wireless Services, Inc. (b) . . . . .  61,800       507,378
Bellsouth Corp.. . . . . . . . . . . . . .  16,400       436,732
Nextel Communications, Inc. (b). . . . . .   1,000        18,080
Qwest Communications International,
Inc. (b) . . . . . . . . . . . . . . . . .  20,600        98,468
SBC Communications, Inc. . . . . . . . . .  43,800     1,119,090
Sprint Corp. (PCS Group) (b) . . . . . . .  24,700       142,025
Verizon Communications, Inc. . . . . . . .  72,100     2,844,345
                                                    ------------
                                                       5,166,118
                                                    ------------

TOBACCO (0.9%)
Altria Group, Inc. . . . . . . . . . . . .  44,400     2,017,536
                                                    ------------

TRANSPORTATION SERVICES (0.2%)
United Parcel Service, Inc. Class B. . . .   5,700       363,090
                                                    ------------

TOTAL COMMON STOCKS                                  134,867,705
                                                    ------------

----------------------------------------------------------------
                  SECURITY DESCRIPTION     PRINCIPAL     VALUE
----------------------------------------------------------------

COMMERCIAL  PAPER  (7.8%)

FINANCIAL  SERVICES  (7.8%)
Asset  Securitization  Corp.,
1.23%,  07/02/03                        $1,700,000     1,699,932
Banque  Generale  Du  Luxembourg,
1.19%,  07/09/03                         1,700,000     1,699,592
Galaxy  Funding,  Inc.,
1.05%,  09/04/03                         1,800,000     1,796,588
Giro  Balanced  Funding  Corp.,
0.97%,  08/15/03                         1,800,000     1,797,817
Grampian  Funding  Ltd.,
0.95%,  08/28/03                         1,800,000     1,797,244
Macquarie  Bank  Ltd.,
1.05%,  09/05/03                           850,000       848,356
Montauk  Funding  Corp.,
1.05%,  08/18/03                         1,000,000       998,600
Nordea  North  America,  Inc.,
1.18%,  08/07/03                         1,750,000     1,747,878
Tulip  Funding  Corp.,
1.26%,  07/01/03                         1,500,000     1,500,000
West LB, 1.19%, 08/06/03                 1,750,000     1,747,918
Windmill  Funding  Corp.,
1.18%,  07/07/03                         1,700,000     1,699,694
                                                      ----------
TOTAL COMMERCIAL PAPER                                17,333,619
                                                      ----------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                    PRINCIPAL     VALUE
--------------------------------------------------------------

CORPORATE BONDS (12.1%)

AEROSPACE/DEFENSE (0.2%)
Boeing Co., 5.13%, 02/15/13. . . . . .  $   65,000  $   68,347
General Dynamics Corp.,
2.13%, 05/15/06. . . . . . . . . . . .     165,000     167,219
Northrop Grumman Corp.,
7.13%, 02/15/11. . . . . . . . . . . .     125,000     149,740
Northrop Grumman Corp.,
7.75%, 02/15/31. . . . . . . . . . . .      60,000      76,966
Raytheon Co., 6.55%, 03/15/10. . . . .      60,000      67,156
                                                    ----------
                                                       529,428
                                                    ----------

AUTOMOTIVE PARTS AND SUPPLIES (0.0%)
Breed Technologies, Inc.,
0.00%, 04/15/08 ** . . . . . . . . . .     125,000           0
                                                    ----------

BANKS (1.5%)
Abbey National Capital Trust I,
8.96%, 12/29/49. . . . . . . . . . . .      55,000      78,910
ABN Amro Holding NA,
6.52%, 12/31/49 *. . . . . . . . . . .     160,000     181,867
Banc One Corp., 7.88%, 08/01/10. . . .      25,000      31,172
Bank of America Corp.,
7.40%, 01/15/11. . . . . . . . . . . .     165,000     202,721
Bank One Capital III, 8.75%, 09/01/30.      30,000      41,154
Barclays Bank PLC, 6.86%, 06/15/32*. .      55,000      63,581
Barclays Bank PLC, 8.55%, 09/15/49*. .      95,000     121,720
BNP Paribas Capital Trust,
9.00%, 12/29/49* . . . . . . . . . . .     165,000     214,127
Capital One Bank, 4.88%, 05/15/08. . .     125,000     127,564
Deutsche Bank Finance LLC,
5.38%, 03/02/15. . . . . . . . . . . .      65,000      69,281
HSBC Capital Funding LP,
9.55%, 12/29/49 *. . . . . . . . . . .     265,000     349,890
HSBC Capital Funding LP,
4.61%, 12/29/49* . . . . . . . . . . .      95,000      95,000
International Nederland Bank NV,
5.13%, 05/01/15* . . . . . . . . . . .      55,000      57,589
KBC Bank Funding Trust III,
9.86%, 11/29/49* . . . . . . . . . . .     195,000     252,268
KFW International Finance,
4.75%, 01/24/07. . . . . . . . . . . .     200,000     217,078
National City Bank, 6.20%, 12/15/11. .     130,000     148,247
Popular North America, Inc.,
4.25%, 04/01/08. . . . . . . . . . . .      75,000      78,051
RBS Capital Trust I, 4.71%, 12/31/49 .     330,000     330,232
Royal Bank of Scotland,
7.65%, 08/31/49. . . . . . . . . . . .      45,000      57,100
Scotland International Finance No. 2,
4.25%, 05/23/13* . . . . . . . . . . .     105,000     104,577
Sovereign Bank, 5.13%, 03/15/13. . . .      55,000      56,800
Standard Chartered Bank,
8.00%, 05/30/31* . . . . . . . . . . .      40,000      50,834
Swedbank, 9.00%, 12/29/49* . . . . . .      60,000      75,842
U.S. Bancorp, 6.50%, 02/01/08. . . . .     200,000     230,581
Wells Fargo Co., 5.13%, 09/01/12 . . .      40,000      43,081
Wells Fargo Co., 5.00%, 11/15/14 . . .      40,000      42,379
                                                    ----------
                                                     3,321,646
                                                    ----------

BROADCAST MEDIA/CABLE TELEVISION (0.5%)
AOL Time Warner, Inc.,
6.88%, 05/01/12. . . . . . . . . . . .     215,000     245,447
AOL Time Warner, Inc.,
7.63%, 04/15/31. . . . . . . . . . . .     140,000     161,575

-------------------------------------------------------------------
SECURITY DESCRIPTION                         PRINCIPAL     VALUE
-------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

BROADCAST MEDIA/CABLE TELEVISION (CONTINUED)
British Sky Broadcasting,
8.20%, 07/15/09 . . . . . . . . . . . . . .  $   25,000  $   29,625
Comcast Corp., 6.50%, 01/15/15. . . . . . .     225,000     253,043
Liberty Media Corp., 5.70%, 05/15/13. . . .     165,000     167,726
News America, Inc., 6.63%, 01/09/08 . . . .     123,000     140,185
News America, Inc., 8.88%, 04/26/23 . . . .     100,000     127,838
News America, Inc., 7.28%, 06/30/28 . . . .      60,000      68,012
                                                         ----------
                                                          1,193,451
                                                         ----------

BUILDING - RESIDENTIAL/COMMERCIAL (0.1%)
D.R. Horton, Inc., 8.50%, 04/15/12. . . . .      20,000      22,500
Pulte Homes, Inc., 6.25%, 02/15/13. . . . .      10,000      11,094
Pulte Homes, Inc., 6.38%, 05/15/33. . . . .      70,000      70,603
Standard Pacific Corp., 6.88%, 05/15/11*. .      45,000      47,138
                                                         ----------
                                                            151,335
                                                         ----------

CHEMICALS/DIVERSIFIED (0.0%)
Dow Chemical Co., 7.38%, 11/01/29 . . . . .      25,000      29,185
                                                         ----------

COMMERCIAL SERVICES (0.0%)
Cendant Corp., 7.13%, 03/15/15. . . . . . .      70,000      81,159
                                                         ----------

COMPUTER SOFTWARE & SERVICES (0.1%)
Electronic Data Systems,
6.00%, 08/01/13*. . . . . . . . . . . . . .     180,000     175,482
Unisys Corp., 6.88%, 03/15/10 . . . . . . .      15,000      15,600
                                                         ----------
                                                            191,082
                                                         ----------

CONSTRUCTION MACHINERY (0.0%)
Deere & Co., 6.95%, 04/25/14. . . . . . . .      35,000      42,408
                                                         ----------

CONTAINERS (0.1%)
Crown Euro Holdings SA,
9.50%, 03/01/11 * . . . . . . . . . . . . .      20,000      21,600
Owens-Brockway Glass Container,
8.88%, 02/15/09 . . . . . . . . . . . . . .      10,000      10,850
Owens-Brockway Glass Container,
7.75%, 05/15/11 * . . . . . . . . . . . . .      30,000      31,725
Sealed Air Corp., 6.88%, 07/15/33 . . . . .     135,000     134,517
                                                         ----------
                                                            198,692
                                                         ----------

CRUDE PETROLEUM & NATURAL GAS (0.1%)
Lasmo (USA), Inc., 7.30%, 11/15/27. . . . .      30,000      37,543
Occidental Petroleum Corp.,
7.65%, 02/15/06 . . . . . . . . . . . . . .      75,000      84,743
                                                         ----------
                                                            122,286
                                                         ----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.0%)
Bombardier, Inc., 6.75%, 05/01/12 * . . . .      55,000      56,375
                                                         ----------

ELECTRICAL SERVICES (1.1%)
AEP Texas Central Co.,
5.50%, 02/15/13*. . . . . . . . . . . . . .      40,000      42,674
AEP Texas North Co., 5.50%, 03/01/13* . . .     148,000     157,927
Arizona Pub Service Co.,
4.65%, 05/15/15 . . . . . . . . . . . . . .      80,000      79,554
Centerpoint Energy, 6.85%, 06/01/15*. . . .      15,000      15,023
Columbus Southern Power,
5.50%, 03/01/13*. . . . . . . . . . . . . .      40,000      43,005
Consolidated Edison Co. NY,
5.63%, 07/01/12 . . . . . . . . . . . . . .     250,000     276,852
Constellation Energy Group,
6.35%, 04/01/07 . . . . . . . . . . . . . .      35,000      39,118

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                         J.P.  MORGAN  GVIT  BALANCED  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

ELECTRICAL SERVICES (CONTINUED)
Constellation Energy Group,
7.00%, 04/01/12. . . . . . . . . . . . .  $   20,000  $   23,297
Constellation Energy Group,
4.55%, 06/15/15. . . . . . . . . . . . .     125,000     119,331
Dominion Resources, Inc.,
8.13%, 06/15/10. . . . . . . . . . . . .     135,000     167,291
Dominion Resources, Inc.,
5.00%, 03/15/13. . . . . . . . . . . . .     195,000     202,117
DTE Energy Co., 6.38%, 04/15/33. . . . .      40,000      41,684
Duke Capital Corp., 6.25%, 02/15/13. . .      65,000      69,097
Duke Energy Corp., 3.75%, 03/05/08*. . .     195,000     200,720
General Electric Co., 5.00%, 02/01/13. .     445,000     470,033
Midamerican Energy Co.,
6.75%, 12/30/31. . . . . . . . . . . . .      50,000      59,185
Peabody Energy Corp., 6.88%, 03/15/13* .      25,000      26,188
Pepco Holdings, Inc., 6.45%, 08/15/12* .      70,000      79,209
Progress Energy, Inc., 7.10%, 03/01/11 .     105,000     122,147
TXU Energy Co., 7.00%, 03/15/13* . . . .     100,000     110,673
                                                      ----------
                                                       2,345,125
                                                      ----------

FINANCIAL PRODUCTS/SERVICES (3.1%)
American Express Credit,
3.00%, 05/16/08. . . . . . . . . . . . .     170,000     171,172
American General Finance Corp.,
4.50%, 11/15/07. . . . . . . . . . . . .     330,000     350,812
American General Finance Corp.,
5.38%, 10/01/12. . . . . . . . . . . . .      70,000      75,530
Anadarko Finance Co., 7.50%, 05/01/31. .      45,000      56,529
Arch Western Finance, 6.75%, 07/01/13* .      20,000      20,500
Associates Corporation of
North America, 6.95%, 11/01/18 . . . . .     500,000     613,519
Bear Stearns Co., Inc., 5.70%, 11/15/14.     105,000     116,379
CIT Group, Inc., 7.75%, 04/02/12 . . . .      45,000      53,656
Citigroup, Inc., 7.25%, 10/01/10 . . . .     205,000     248,381
Countrywide Home Loans, Inc.,
5.63%, 05/15/07. . . . . . . . . . . . .     110,000     121,151
Countrywide Home Loans, Inc.,
5.50%, 08/25/33. . . . . . . . . . . . .   1,000,000   1,021,874
Credit Suisse First Boston USA, Inc.,
6.13%, 11/15/11. . . . . . . . . . . . .      25,000      28,006
Credit Suisse First Boston USA, Inc.
6.50%, 01/15/12. . . . . . . . . . . . .     160,000     183,609
Credit Suisse First Boston USA, Inc.
7.13%, 07/15/32. . . . . . . . . . . . .      45,000      54,268
Ford Motor Credit Co., 7.38%, 10/28/09 .     200,000     209,662
Ford Motor Credit Co., 7.38%, 02/01/11 .     185,000     191,266
Ford Motor Credit Co., 7.25%, 10/25/11 .     145,000     149,071
Fund American Co., Inc.,
5.88%, 05/15/13. . . . . . . . . . . . .      75,000      78,422
General Electric Capital Corp.,
5.88%, 02/15/12. . . . . . . . . . . . .     300,000     335,582
General Electric Capital Corp.,
5.45%, 01/15/13. . . . . . . . . . . . .      65,000      70,404
General Electric Capital Corp.,
6.75%, 03/15/32. . . . . . . . . . . . .      50,000      58,478
General Motors Acceptance Corp.,
6.13%, 01/22/08. . . . . . . . . . . . .     336,000     347,955
Goldman Sachs Group, Inc.,
6.60%, 01/15/12. . . . . . . . . . . . .      75,000      87,149
Goldman Sachs Group, Inc.,
6.13%, 02/15/33. . . . . . . . . . . . .      55,000      58,981
Household Finance Corp.,
6.40%, 06/17/08. . . . . . . . . . . . .      25,000      28,538
Household Finance Corp.,
6.50%, 11/15/08. . . . . . . . . . . . .      80,000      91,986
Household Finance Corp.,
8.00%, 07/15/10. . . . . . . . . . . . .     160,000     198,485
ING Cap Funding Trust III,
8.44%, 12/29/49. . . . . . . . . . . . .     140,000     174,742
Morgan Stanley Capital I,
6.22%, 06/03/30. . . . . . . . . . . . .     281,508     299,092
Morgan Stanley Dean Witter & Co.,
6.75%, 04/15/11. . . . . . . . . . . . .     305,000     356,753
National Rural Utilities,
3.88%,02/15/08 . . . . . . . . . . . . .     110,000     114,586
National Rural Utilities,
7.25%,03/01/12 . . . . . . . . . . . . .      50,000      59,869
Prudential Holdings LLC,
8.70%, 12/18/23* . . . . . . . . . . . .      55,000      69,602
UBS Preferred Funding Trust I,
8.62%, 10/29/49. . . . . . . . . . . . .     125,000     159,835
Washington Mutual, Inc.,
4.38%, 01/15/08. . . . . . . . . . . . .     330,000     349,224
                                                      ----------
                                                       6,605,068
                                                      ----------

FOOD & BEVERAGE (0.1%)
Archer-Daniels-Midland Co.,
8.13%, 06/01/12. . . . . . . . . . . . .      55,000      70,152
Archer-Daniels-Midland Co.,
5.94%, 10/01/32. . . . . . . . . . . . .      20,000      21,347
Coca-Cola Enterprises, Inc.,
5.38%, 08/15/06. . . . . . . . . . . . .     130,000     142,689
Conagra Foods, Inc., 6.75%, 09/15/11 . .      55,000      64,390
                                                      ----------
                                                         298,578
                                                      ----------

HEALTHCARE (0.0%)
Tenet Healthcare Corp.,
5.00%, 07/01/07. . . . . . . . . . . . .      50,000      46,750
                                                      ----------

INSURANCE (0.3%)
Aegon NV, 4.75%, 06/01/13. . . . . . . .     140,000     141,639
AXA, 8.60%, 12/15/30 . . . . . . . . . .     205,000     264,016
Metlife, Inc., 6.13%, 12/01/11 . . . . .      30,000      34,196
New York Life Insurance,
5.88%, 05/15/33* . . . . . . . . . . . .      65,000      68,216
QBE Insurance Group Ltd.,
5.65%, 07/01/23. . . . . . . . . . . . .      90,000      87,440
                                                      ----------
                                                         595,507
                                                      ----------

LEISURE & AMUSEMENTS (0.0%)
Walt Disney Co., 6.38%, 03/01/12 . . . .      30,000      34,196
                                                      ----------
MOTOR VEHICLES (0.3%)
Daimler Chrysler NA Holding Corp.,
4.75%, 01/15/08. . . . . . . . . . . . .     125,000     128,225
Daimler Chrysler NA Holding Corp.,
8.50%, 01/18/31. . . . . . . . . . . . .      25,000      29,447
General Motors Corp.,
7.20%, 01/15/11. . . . . . . . . . . . .     185,000     186,466
General Motors Corp.,
8.25%, 07/15/23. . . . . . . . . . . . .      90,000      93,141
General Motors Corp.,
8.38%, 07/15/33. . . . . . . . . . . . .     145,000     143,003
                                                      ----------
                                                         580,282
                                                      ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                         J.P.  MORGAN  GVIT  BALANCED  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------------
SECURITY DESCRIPTION                        PRINCIPAL     VALUE
------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

NATURAL GAS TRANSMISSION (0.0%)
Kinder Morgan Energy Partners,
7.40%, 03/15/31. . . . . . . . . . . . . .  $   25,000  $   30,201
TransCanada Pipelines Ltd.,
8.63%, 05/15/12. . . . . . . . . . . . . .      35,000      45,666
                                                        ----------
                                                            75,867
                                                        ----------

OFFICE EQUIPMENT & SERVICES (0.0%)
Xerox Corp., 7.13%, 06/15/10 . . . . . . .      20,000      19,975
Xerox Corp., 7.63%, 06/15/13 . . . . . . .      15,000      15,019
                                                        ----------
                                                            34,994
                                                        ----------

OIL & GAS (0.3%)
Alberta Energy Co. Ltd.,
7.38%, 11/01/31. . . . . . . . . . . . . .      25,000      31,615
Amerada Hess Corp., 7.88%, 10/01/29. . . .      30,000      36,513
Amerada Hess Corp., 7.30%, 08/15/31. . . .      40,000      46,233
Canadian National Resources,
7.20%, 01/15/32. . . . . . . . . . . . . .      25,000      30,719
Chesapeake Energy Corp.,
8.13%, 04/01/11. . . . . . . . . . . . . .      25,000      26,938
Conoco Funding Co., 6.35%, 10/15/11. . . .     225,000     262,816
Conoco Funding Co., 7.25%, 10/15/31. . . .      30,000      37,688
Devon Financing Corp. ULC,
7.88%, 09/30/31. . . . . . . . . . . . . .      90,000     114,283
Kinder Morgan, Inc., 6.50%, 09/01/12 . . .      65,000      74,509
Transocean, Inc., 6.63%, 04/15/11. . . . .      40,000      46,338
Valero Energy Corp., 6.88%, 04/15/12 . . .      20,000      22,671
                                                        ----------
                                                           730,323
                                                        ----------

PAPER & FOREST PRODUCTS (0.2%)
Abitibi Consolidated, Inc.,
6.00%, 06/20/13. . . . . . . . . . . . . .      45,000      42,829
Georgia Pacific Corp., 7.38%, 07/15/08*. .      35,000      35,525
International Paper Co., 6.75%, 09/01/11 .      50,000      57,831
International Paper Co., 5.85%, 10/30/12*.      70,000      76,680
Meadwestvaco Corp., 6.85%, 04/01/12. . . .       5,000       5,772
Westvaco Corp., 8.20%, 01/15/30. . . . . .      15,000      18,616
Westvaco Corp., 7.95%, 02/15/31. . . . . .      35,000      42,938
Weyerhaeuser Co., 6.75%, 03/15/12. . . . .      95,000     107,844
                                                        ----------
                                                           388,035
                                                        ----------

POLLUTION CONTROL (0.0%)
Allied Waste North America, Inc.,
10.00%, 08/01/09 . . . . . . . . . . . . .      20,000      21,250
                                                        ----------

RAILROADS (0.1%)
Burlington Northern Santa Fe Corp.,
6.75%, 07/15/11. . . . . . . . . . . . . .      35,000      40,980
Burlington Northern Santa Fe Corp.,
7.95%, 08/15/30. . . . . . . . . . . . . .      20,000      25,972
CSX Corp., 6.30%, 03/15/12 . . . . . . . .      50,000      56,763
Norfolk Southern Corp.,
7.80%, 05/15/27. . . . . . . . . . . . . .      50,000      62,688
Union Pacific Corp., 6.63%, 02/01/29 . . .      25,000      28,215
                                                        ----------
                                                           214,618
                                                        ----------

RETAIL (0.2%)
Federated Department Stores, Inc.,
6.90%, 04/01/29. . . . . . . . . . . . . .      20,000      22,428
Kroger Co., 6.80%, 04/01/11. . . . . . . .      70,000      79,860
Kroger Co., 7.50%, 04/01/31. . . . . . . .      15,000      17,791
May Department Stores Co.,
6.90%, 01/15/32. . . . . . . . . . . . . .      15,000      16,688
Safeway, Inc., 6.50%, 03/01/11 . . . . . .      65,000      72,556
Sears Roebuck Acceptance Corp.,
7.00%, 02/01/11. . . . . . . . . . . . . .     190,000     220,277
Toys "R" Us, 7.88%, 04/15/13 . . . . . . .      70,000      75,300
                                                        ----------
                                                           504,900
                                                        ----------

SOVEREIGN (2.0%)
Fannie Mae, 6.41%, 03/08/06. . . . . . . .   1,000,000   1,123,256
Federal Home Loan Bank,
5.88%, 11/15/07. . . . . . . . . . . . . .   1,000,000   1,141,391
Federal Republic of Brazil,
10.00%, 01/16/07 . . . . . . . . . . . . .      50,000      51,375
Federal Republic of Brazil,
10.25%, 06/17/13 . . . . . . . . . . . . .      45,000      42,975
Federal Republic of Brazil,
11.00%, 08/17/40 . . . . . . . . . . . . .      40,000      36,500
Freddie Mac, 5.00%, 01/15/04 . . . . . . .   1,000,000   1,021,111
Quebec Province, 7.50%, 09/15/29 . . . . .     105,000     139,941
Region of Lombardy, 5.80%, 10/25/32. . . .      60,000      66,512
Republic of Colombia, 9.75%, 04/09/11. . .      82,476      93,816
Republic of Costa Rica,
6.91%, 01/31/08* . . . . . . . . . . . . .      25,000      26,563
Republic of Costa Rica,
8.05%, 01/31/13* . . . . . . . . . . . . .      55,000      58,988
Republic of Costa Rica,
10.00%, 08/01/20*. . . . . . . . . . . . .      40,000      46,400
Russian Federation, 10.00%, 06/26/07 . . .      15,000      18,263
Russian Federation, 5.00%, 03/31/30. . . .      95,000      92,150
Russian Federation, 8.25%, 03/31/10. . . .      20,000      23,100
United Mexican States, 9.88%, 02/01/10 . .      25,000      32,063
United Mexican States, 7.50%, 01/14/12 . .      15,000      17,175
United Mexican States, 6.38%, 01/16/13 . .     175,000     185,500
United Mexican States, 8.13%, 12/30/19 . .      80,000      91,200
United Mexican States, 8.30%, 08/15/31 . .     110,000     126,665
                                                        ----------
                                                         4,434,944
                                                        ----------

SPECIAL PURPOSE ENTITY (0.5%)
Core Invest Grade Trust,
4.73%, 11/30/07. . . . . . . . . . . . . .     500,000     531,051
Pemex Project Funding Master Trust,
8.50%, 02/15/08. . . . . . . . . . . . . .      90,000     105,075
Principal Life Global,
5.25%, 01/15/13* . . . . . . . . . . . . .      90,000      95,543
TRAINS 10-2002, 6.96%, 01/15/12. . . . . .     280,600     325,357
TRAINS 5-2002, 5.94%, 01/25/07 . . . . . .     144,000     157,770
                                                        ----------
                                                         1,214,796
                                                        ----------

TELECOMMUNICATIONS (1.3%)
AT&T Broadband Corp.,
8.38%, 03/15/13. . . . . . . . . . . . . .     150,000     187,861
AT&T Corp., 6.00%, 03/15/09. . . . . . . .       1,000       1,070
AT&T Corp., 7.80%, 11/15/11. . . . . . . .      35,000      40,009
AT&T Corp., 8.50%, 11/15/31. . . . . . . .      20,000      22,678
AT&T Wireless Services, Inc.,
7.50%, 05/01/07. . . . . . . . . . . . . .     150,000     172,908
AT&T Wireless Services, Inc.,
8.13%, 05/01/12. . . . . . . . . . . . . .      15,000      18,073
AT&T Wireless Services, Inc.,
8.75%, 03/01/31. . . . . . . . . . . . . .      10,000      12,361

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL      VALUE
-----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
BellSouth Capital Funding,
7.88%, 02/15/30 . . . . . . . . . . . .  $   105,000  $   137,007
British Telecom PLC,
8.38%, 12/15/10 . . . . . . . . . . . .      135,000      170,732
Citizens Communications,
9.25%, 05/15/11 . . . . . . . . . . . .       60,000       77,637
Cox Communications, Inc.,
7.75%, 08/15/06 . . . . . . . . . . . .       75,000       86,534
Deutsche Telekom, 8.50%, 06/15/10 . . .      135,000      165,831
Deutsche Telekom, 8.75%, 06/15/30 . . .       85,000      108,298
France Telecom, 10.00%, 03/01/31. . . .      115,000      159,130
France Telecom SA, 9.25%, 03/01/11. . .       65,000       81,807
Koninklijke KPN NV, 8.00%, 10/01/10 . .       30,000       37,139
Sprint Capital Corp., 7.63%, 01/30/11 .      200,000      228,289
Sprint Capital Corp., 8.75%, 03/15/32 .       75,000       89,777
Tele-Communications, Inc.,
7.88%, 08/01/13 . . . . . . . . . . . .       30,000       36,337
Telefonica Europe BV, 7.75%, 09/15/10 .       95,000      117,222
Verizon Global Funding Corp.,
7.38%, 09/01/12 . . . . . . . . . . . .      375,000      457,388
Verizon New York, Inc.,
6.88%, 04/01/12 . . . . . . . . . . . .      165,000      194,232
Vodafone Airtouch PLC,
7.75%, 02/15/10 . . . . . . . . . . . .      225,000      276,846
Vodafone Group PLC, 7.88%, 02/15/30 . .       45,000       57,970
                                                      -----------
                                                        2,937,136
                                                      -----------
TOTAL CORPORATE BONDS                                  26,979,416
                                                      -----------

MORTGAGE-BACKED SECURITIES (22.8%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.0%)
6.25%, 07/15/32 . . . . . . . . . . . .       55,000       64,714
                                                      -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (16.6%)
7.25%, 05/15/30 . . . . . . . . . . . .      635,000      836,877
6.63%, 11/15/30 . . . . . . . . . . . .       30,000       36,862
5.50%, 03/01/33, Pool #694371 . . . . .    5,406,338    5,597,461
TBA, 4.50%, 08/01/18. . . . . . . . . .    1,500,000    1,525,313
TBA, 5.00%, 08/01/33. . . . . . . . . .   16,000,000   16,189,999
TBA, 5.50%, 08/01/33. . . . . . . . . .   10,500,000   10,818,276
TBA, 5.00%, 09/01/33. . . . . . . . . .    2,000,000    2,015,624
                                                      -----------
                                                       37,020,412
                                                      -----------

FINANCIAL SERVICES (4.8%)
American Express Credit Account
Master Trust, Series 03-4, Class A,
1.69%, 01/15/09 . . . . . . . . . . . .      355,000      351,949
Bank One Issuance Trust, Series 03-A5,
Class A, 1.23%, 02/17/09. . . . . . . .      450,000      450,134
Bank One Issuance Trust, Series 03-C3,
Class C3, 4.77%, 02/16/16 . . . . . . .      245,000      238,339
Capital Auto Receivables Asset Trust,
Series 03-2, Class A, 1.96%, 01/15/09 .      275,000      273,332
Capital Auto Receivables Asset Trust,
Series 03-2, Class A3B,
1.15%, 02/15/07 . . . . . . . . . . . .      425,000      425,018
Citibank Credit Card Issuance Trust,
Series 01-A8, Class A8,
4.10%, 12/07/06 . . . . . . . . . . . .    1,770,000    1,838,855
Citibank Credit Card
Issuance Trust, Series 03-C4,
Class C4, 5.00%, 06/10/15 . . . . . . .      180,000      181,125
CS First Boston Mortgage
Securities Corp., Series 02-CKN2,
Class A3, 6.13%, 04/15/37 . . . . . . .      480,000      550,557
Discover Card Master Trust I,
Series 02-5, Class A, 1.36%, 05/16/07 .      265,000      264,896
First Union - Lehman Brothers
Commercial Mortgage Trust,
Series 97-C2, Class A3, 6.65%,
11/18/29, CMO . . . . . . . . . . . . .    1,000,000    1,137,094
LB Commercial Conduit
Mortgage Trust, Series 99-C2,
Class A2, 7.33%, 10/15/32 . . . . . . .      630,000      758,568
LBMLT, Series 03-4, Class AV3,
1.00%, 08/15/33 . . . . . . . . . . . .      525,000      525,000
MASTR, Series 03-8, Class 1A1,
0.00%, 09/25/33 . . . . . . . . . . . .    1,000,000    1,011,875
MBNA Credit Card Master Note
Trust, Series 03-A1, Class A1,
3.30%, 07/15/10 . . . . . . . . . . . .      485,000      497,608
Morgan Stanley Capital I,
Series 98-WF2, Class A1,
6.34%, 07/15/30 . . . . . . . . . . . .      290,684      313,288
Morgan Stanley Dean Witter Capital I,
Series 02-HQ, Class A2,
6.09%, 04/15/34 . . . . . . . . . . . .       20,000       22,600
Residential Asset Securities Corp.,
Series 02-KS4, Class AIIB,
1.67%, 07/25/32 . . . . . . . . . . . .      216,814      216,526
Residential Asset Securities Corp.,
Series 03-KS5, Class AIIB,
1.58%, 07/25/31 . . . . . . . . . . . .      350,000      349,508
Volkswagen Auto Loan Enhanced
Trust, Series 03-1, Class A4,
1.93%, 01/20/10 . . . . . . . . . . . .      665,000      660,844
Wachovia Asset Securitization, Inc.,
Series 02-HE2, Class A,
1.74%, 12/25/32 . . . . . . . . . . . .      260,000      260,645
Wachovia Asset Securitization, Inc.,
Series 03-HE2, Class AII1,
1.32%, 07/25/33 . . . . . . . . . . . .      335,000      335,000
                                                      -----------
                                                       10,662,761
                                                      -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.4%)
TBA, 5.50%, 08/01/33. . . . . . . . . .    3,000,000    3,129,966
                                                      -----------
TOTAL MORTGAGE-BACKED SECURITIES                       50,877,853
                                                      -----------

MUNICIPAL BOND - TAXABLE (0.1%)

GENERAL OBLIGATION (0.1%)
Illinois State, 5.10%, 06/01/33 . . . .      220,000      216,425
                                                      -----------
TOTAL MUNICIPAL BOND - TAXABLE                            216,425
                                                      -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                         J.P.  MORGAN  GVIT  BALANCED  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------------------
SECURITY DESCRIPTION              PRINCIPAL                    VALUE
------------------------------------------------------------------------

U.S. GOVERNMENT LONG TERM OBLIGATIONS (3.3%)

U.S. TREASURY BONDS (2.4%)
7.88%, 02/15/21. . . . . . . . .  $1,400,000               $  1,998,718
6.25%, 08/15/23. . . . . . . . .   1,964,000                  2,405,748
6.25%, 05/15/30. . . . . . . . .     325,000                    404,600
5.38%, 02/15/31. . . . . . . . .     205,000                    230,841
8.88%, 02/15/19 (c). . . . . . .     250,000                    382,871
                                                           -------------
                                                              5,422,778
                                                           -------------

U.S. TREASURY NOTES (0.9%)
2.00%, 05/15/06. . . . . . . . .      30,000                     30,319
2.63%, 05/15/08. . . . . . . . .      75,000                     75,686
3.00%, 07/15/12. . . . . . . . .   1,195,000                  1,346,228
3.63%, 05/15/13. . . . . . . . .     450,000                    453,515
                                                           -------------
                                                              1,905,748
                                                           -------------
TOTAL U.S. GOVERNMENT
LONG TERM OBLIGATIONS                                         7,328,526
                                                           -------------

TOTAL INVESTMENTS
(COST $231,337,515) (A) - 106.6%                             237,603,544
                                                           -------------

LIABILITIES IN EXCESS
OF OTHER ASSETS - (6.6)%                                    (14,633,097)
                                                           -------------

NET ASSETS - 100.0%                                        $222,970,447
                                                           -------------
                                                           -------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.
* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
**   Bond  in  default.
TBA     To  Be  Announced
TRAINS  Targeted  Return  Index  Securities  Trust

AT  JUNE  30,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS  WERE  AS  FOLLOWS:

                                                  MARKET
                                                   VALUE       UNREALIZED
NUMBER OF                                       COVERED BY    APPRECIATION
CONTRACTS          CONTRACTS        EXPIRATION   CONTRACTS   (DEPRECIATION)
----------------------------------------------------------------------------
LONG CONTRACTS:
1 . . . . .  U.S. Long Bond Future     9/19/03  $   117,344  $       (2,443)
46. . . . .  U.S. 2yr Note Future      9/20/03    9,949,656          (3,003)
21. . . . .  90day Euro$Future         3/15/04    5,185,162           9,597
21. . . . .  90day Euro$Future         6/14/04    5,175,187         (10,665)
                                                             ---------------
TOTAL LONG CONTRACTS                                         $       (6,514)
                                                             ---------------
SHORT CONTRACTS:
106 . . . .  U.S. 5yr Note Future      9/20/03  $12,203,250  $       52,999
18. . . . .  U.S. 10yr Note Future     9/20/03    2,113,875           9,323
                                                             ---------------
TOTAL SHORT CONTRACTS                                        $       62,322
                                                             ---------------
TOTAL CONTRACTS                                              $       55,808
                                                             ---------------
                                                             ---------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        GARTMORE  GVIT  MID  CAP  GROWTH  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

-------------------------------------------------------------------
SECURITY DESCRIPTION                           SHARES      VALUE
-------------------------------------------------------------------

COMMON STOCKS (97.3%)

AIRLINES (1.2%)
Ryanair Holdings PLC ADR - GB (b) . . . . . .   55,600  $ 2,496,440
                                                        -----------

APPAREL (1.4%)
Coach, Inc. (b) . . . . . . . . . . . . . . .   59,000    2,934,660
                                                        -----------

BEVERAGES (2.6%)
Constellation Brands, Inc. (b). . . . . . . .  152,200    4,779,080
Cott Corp. (b). . . . . . . . . . . . . . . .   32,000      662,080
                                                        -----------
                                                          5,441,160
                                                        -----------

COMMERCIAL SERVICES (2.4%)
ChoicePoint, Inc. (b) . . . . . . . . . . . .   19,466      671,966
FTI Consulting, Inc. (b). . . . . . . . . . .   33,000      824,010
Manpower, Inc.. . . . . . . . . . . . . . . .   70,800    2,625,972
Stericycle, Inc. (b). . . . . . . . . . . . .   20,000      769,600
Weight Watchers International, Inc. (b) . . .    1,800       81,882
                                                        -----------
                                                          4,973,430
                                                        -----------

COMPUTER EQUIPMENT (2.4%)
Lexmark International, Inc. Class A (b) . . .   30,900    2,186,793
Network Appliance, Inc. (b) . . . . . . . . .  174,900    2,835,129
                                                        -----------
                                                          5,021,922
                                                        -----------

COMPUTER SOFTWARE & SERVICES (12.7%)
Affiliated Computer Services, Inc.
Class A (b) . . . . . . . . . . . . . . . . .   84,400    3,859,612
Alliance Data Systems Corp. (b) . . . . . . .   79,700    1,864,980
Check Point Software Technologies
Ltd. (b). . . . . . . . . . . . . . . . . . .   60,400    1,180,820
CheckFree Corp. (b) . . . . . . . . . . . . .   14,000      389,760
Citrix Systems, Inc. (b). . . . . . . . . . .   49,900    1,015,964
Cognos, Inc. (b). . . . . . . . . . . . . . .   40,000    1,080,000
Electronic Arts, Inc. (b) . . . . . . . . . .   41,300    3,055,787
Factset Research Systems, Inc.. . . . . . . .   65,500    2,885,275
Fiserv, Inc. (b). . . . . . . . . . . . . . .   76,000    2,706,360
i2 Technologies, Inc. (b) . . . . . . . . . .    4,200        4,242
Intuit, Inc. (b). . . . . . . . . . . . . . .   57,700    2,569,381
Mercury Interactive Corp. (b) . . . . . . . .   66,800    2,579,148
Veritas Software Corp. (b). . . . . . . . . .  137,300    3,936,390
                                                        -----------
                                                         27,127,719
                                                        -----------

CONSTRUCTION (1.3%)
D. R. Horton, Inc.. . . . . . . . . . . . . .  100,500    2,824,050
                                                        -----------

CONSUMER PRODUCTS (0.8%)
Church & Dwight Co., Inc. . . . . . . . . . .   22,000      720,060
Fossil, Inc. (b). . . . . . . . . . . . . . .   39,500      930,620
                                                        -----------
                                                          1,650,680
                                                        -----------

EDUCATION (3.0%)
Apollo Group, Inc. Class A (b). . . . . . . .   42,000    2,593,920
Education Management Corp. (b). . . . . . . .   70,000    3,722,600
                                                        -----------
                                                          6,316,520
                                                        -----------

ELECTRONICS (5.3%)
American Power Conversion Corp. (b) . . . . .   47,700      743,643
Garmin Ltd. (b) . . . . . . . . . . . . . . .   62,900    2,507,823
Harman International Industries, Inc. . . . .   20,300    1,606,542
L-3 Communications Holdings, Inc. (b)          144,600    6,288,654
                                                        -----------
                                                         11,146,662
                                                        -----------

FINANCIAL SERVICES (9.2%)
Countrywide Credit Industries, Inc. . . . . .   56,800    3,951,576
First Tennessee National Corp.. . . . . . . .   54,000    2,371,140
GreenPoint Financial Corp.. . . . . . . . . .   40,500    2,063,070
Investors Financial Services Corp.. . . . . .   39,900    1,157,499
New York Community Bancorp, Inc.. . . . . . .  174,133    5,065,529
SLM Corp. . . . . . . . . . . . . . . . . . .   51,300    2,009,421
Zions Bancorporation. . . . . . . . . . . . .   55,400    2,803,794
                                                        -----------
                                                         19,422,029
                                                        -----------

GAMING (3.0%)
Gtech Holdings Corp. (b). . . . . . . . . . .   25,100      945,015
International Game Technology (b) . . . . . .   28,000    2,865,240
Penn National Gaming, Inc. (b). . . . . . . .  121,000    2,486,550
                                                        -----------
                                                          6,296,805
                                                        -----------

HEALTHCARE (9.6%)
Biomet, Inc.. . . . . . . . . . . . . . . . .   18,200      521,612
Express Scripts, Inc. Class A (b) . . . . . .   36,700    2,507,344
First Health Group Corp. (b). . . . . . . . .   35,300      974,280
Gilead Sciences, Inc. (b) . . . . . . . . . .   77,800    4,324,124
Health Management Associates, Inc.
Class A . . . . . . . . . . . . . . . . . . .  145,000    2,675,250
Lincare Holdings, Inc. (b). . . . . . . . . .   59,700    1,881,147
Omnicare, Inc.. . . . . . . . . . . . . . . .  106,800    3,608,772
ResMed, Inc. (b). . . . . . . . . . . . . . .   50,700    1,987,440
STERIS Corp. (b). . . . . . . . . . . . . . .   79,400    1,833,346
                                                        -----------
                                                         20,313,315
                                                        -----------

INSTRUMENTS (1.9%)
Waters Corp. (b). . . . . . . . . . . . . . .  140,200    4,084,026
                                                        -----------

INSURANCE (4.0%)
ACE Ltd.. . . . . . . . . . . . . . . . . . .   78,500    2,691,765
Brown & Brown, Inc. . . . . . . . . . . . . .   52,900    1,719,250
Everest Re Group Ltd. . . . . . . . . . . . .   52,900    4,046,850
                                                        -----------
                                                          8,457,865
                                                        -----------

MANUFACTURING (1.3%)
American Axle & Manufacturing
Holdings, Inc. (b). . . . . . . . . . . . . .   40,600      970,340
Ball Corp.. . . . . . . . . . . . . . . . . .   37,800    1,720,278
                                                        -----------
                                                          2,690,618
                                                        -----------

MINING (0.6%)
Newmont Mining Corp.. . . . . . . . . . . . .   41,400    1,343,844
                                                        -----------

OIL & GAS (11.1%)
Apache Corp.. . . . . . . . . . . . . . . . .   72,445    4,713,272
BJ Services Co. (b) . . . . . . . . . . . . .   59,900    2,237,864
Calpine Corp. (b) . . . . . . . . . . . . . .  361,000    2,382,600
EOG Resources, Inc. . . . . . . . . . . . . .   61,600    2,577,344
Kinder Morgan, Inc. . . . . . . . . . . . . .   62,800    3,432,020
Patterson-UTI Energy, Inc. (b). . . . . . . .   72,700    2,355,480
Pioneer Natural Resources Co. (b) . . . . . .   54,000    1,409,400
Smith International, Inc. (b) . . . . . . . .   60,400    2,219,096
XTO Energy, Inc.. . . . . . . . . . . . . . .  110,899    2,230,179
                                                        -----------
                                                         23,557,255
                                                        -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        GARTMORE  GVIT  MID  CAP  GROWTH  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------------
SECURITY DESCRIPTION                  SHARES      VALUE
-----------------------------------------------------------

COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (5.8%)
AdvancePCS (b) . . . . . . . . . . .   58,400  $  2,232,632
Allergan, Inc. . . . . . . . . . . .   22,500     1,734,750
AmerisourceBergen Corp.. . . . . . .   48,900     3,391,215
MedImmune, Inc. (b). . . . . . . . .   44,500     1,618,465
Taro Pharmaceutical Industries (b) .   25,000     1,372,000
Teva Pharmaceutical Industries Ltd.
ADR - IL . . . . . . . . . . . . . .   33,000     1,878,690
                                               ------------
                                                 12,227,752
                                               ------------

RAW MATERIALS (0.3%)
Airgas, Inc. . . . . . . . . . . . .   43,400       726,950
                                               ------------
RESTAURANTS (1.0%)
Brinker International, Inc. (b). . .   27,600       994,152
Panera Bread Co. Class A (b) . . . .   26,000     1,040,000
                                               ------------
                                                  2,034,152
                                               ------------

RETAIL (6.3%)
Autozone, Inc. (b) . . . . . . . . .   11,000       835,670
Michaels Stores, Inc. (b). . . . . .   42,300     1,609,938
Regis Corp.. . . . . . . . . . . . .   78,800     2,289,140
Rent-A-Center, Inc. (b). . . . . . .   42,800     3,244,668
Ross Stores, Inc.. . . . . . . . . .   23,200       991,568
Staples, Inc. (b). . . . . . . . . .  117,300     2,152,455
Williams Sonoma, Inc. (b). . . . . .   72,300     2,111,160
                                               ------------
                                                 13,234,599
                                               ------------

SEMICONDUCTORS (5.9%)
Cree, Inc. (b) . . . . . . . . . . .   91,700     1,492,876
KLA-Tencor Corp. (b) . . . . . . . .   40,400     1,878,196
Marvel Technology Group Ltd. (b) . .  107,000     3,677,590
Microchip Technology, Inc. . . . . .   13,000       320,190
QLogic Corp. (b) . . . . . . . . . .   51,900     2,508,327
SanDisk Corp. (b). . . . . . . . . .   62,500     2,521,875
                                               ------------
                                                 12,399,054
                                               ------------

TELECOMMUNICATIONS (4.2%)
ADC Telecommunications, Inc. (b) . .  336,200       782,674
Amdocs Ltd. (b). . . . . . . . . . .  102,200     2,452,800
CenturyTel, Inc. . . . . . . . . . .   74,800     2,606,780
Comverse Technology, Inc. (b). . . .  205,000     3,081,150
                                               ------------
                                                  8,923,404
                                               ------------
TOTAL COMMON STOCKS                             205,644,911
                                               ------------

TOTAL INVESTMENTS
(COST $174,097,930) (A) - 97.3%                 205,644,911

OTHER ASSETS IN EXCESS
OF LIABILITIES - 2.7%                             5,762,463
                                               ------------

NET ASSETS - 100.0%                            $211,407,374
                                               ------------
                                               ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
GB   United  Kingdom
IL   Israel
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      NATIONWIDE  GVIT  STRATEGIC  VALUE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES    VALUE
------------------------------------------------------------

COMMON STOCKS (94.7%)

AGRICULTURE (1.4%)
Monsanto Co. . . . . . . . . . . . . . .   9,100  $  196,924
                                                  ----------

AUTO PARTS & EQUIPMENT (1.3%)
Lear Corp. (b) . . . . . . . . . . . . .   4,200     193,284
                                                  ----------

AUTOMOBILES (0.9%)
Nordson Corp.. . . . . . . . . . . . . .   5,400     128,790
                                                  ----------

BANKS (1.3%)
Wachovia Corp. . . . . . . . . . . . . .   4,800     191,808
                                                  ----------

BEVERAGES/SOFT DRINK (1.2%)
Pepsi Bottling Group, Inc. . . . . . . .   8,600     172,172
                                                  ----------

BIOTECHNOLOGY (1.5%)
Biotech Holdrs Trust . . . . . . . . . .   1,700     209,525
                                                  ----------

BROADCAST MEDIA/CABLE TELEVISION (6.3%)
Comcast Corp. Class A (b). . . . . . . .   9,300     268,119
Cox Communications, Inc. Class A (b) . .   6,800     216,920
General Motors Corp. Class H (b) . . . .  13,700     175,497
Liberty Media Corp. (b). . . . . . . . .  21,300     246,228
                                                  ----------
                                                     906,764
                                                  ----------

BUILDING PRODUCTS (1.1%)
American Standard Companies, Inc. (b). .   2,200     162,646
                                                  ----------

BUSINESS SERVICES (5.0%)
Accenture Ltd. (b) . . . . . . . . . . .   9,600     173,664
Interactivecorp, Inc. (b). . . . . . . .   5,700     225,549
Pitney Bowes, Inc. . . . . . . . . . . .   4,200     161,322
Viad Corp. . . . . . . . . . . . . . . .   7,200     161,208
                                                  ----------
                                                     721,743
                                                  ----------

CHEMICALS (1.7%)
Praxair, Inc.. . . . . . . . . . . . . .   4,100     246,410
                                                  ----------

COMPUTER SOFTWARE & SERVICES (4.1%)
CNET Networks, Inc. (b). . . . . . . . .  23,200     144,536
CommScope, Inc. (b). . . . . . . . . . .  21,200     201,400
VeriSign, Inc. (b) . . . . . . . . . . .  18,100     250,323
                                                  ----------
                                                     596,259
                                                  ----------

CONGLOMERATES (1.2%)
Illinois Tool Works, Inc.. . . . . . . .   2,700     177,795
                                                  ----------

CONSTRUCTION MATERIALS (2.6%)
Dover Corp.. . . . . . . . . . . . . . .   7,100     212,716
Masco Corp.. . . . . . . . . . . . . . .   6,700     159,795
                                                  ----------
                                                     372,511
                                                  ----------

ELECTRICAL EQUIPMENT (2.5%)
Eaton Corp.. . . . . . . . . . . . . . .   2,300     180,803
Molex, Inc. Class A. . . . . . . . . . .   8,000     185,432
                                                  ----------
                                                     366,235
                                                  ----------

ELECTRONICS (2.5%)
Flextronics International Ltd. (b) . . .  16,600     172,474
Sanmina Corp. (b). . . . . . . . . . . .  30,200     190,562
                                                  ----------
                                                     363,036
                                                  ----------

ENTERTAINMENT (1.2%)
AOL Time Warner, Inc. (b). . . . . . . .  10,600     170,554
                                                  ----------

FINANCIAL (4.3%)
CIT Group, Inc.. . . . . . . . . . . . .   7,800     192,270
MBIA, Inc. . . . . . . . . . . . . . . .   4,700     229,125
Zions Bancorporation . . . . . . . . . .   4,000     202,440
                                                  ----------
                                                     623,835
                                                  ----------

FINANCIAL/BANKS (2.4%)
Charter One Financial, Inc.. . . . . . .   5,500     171,490
Synovus Financial Corp.. . . . . . . . .   8,200     176,300
                                                  ----------
                                                     347,790
                                                  ----------

FOOD & BEVERAGE (1.9%)
General Mills, Inc.. . . . . . . . . . .   4,100     194,381
Robert Mondavi Corp. (b) . . . . . . . .   3,300      83,523
                                                  ----------
                                                     277,904
                                                  ----------

HEALTHCARE (6.3%)
Bausch & Lomb, Inc.. . . . . . . . . . .   4,500     168,750
Cephalon, Inc. (b) . . . . . . . . . . .   4,300     176,988
HCA, Inc.. . . . . . . . . . . . . . . .   5,900     189,036
King Pharmaceuticals, Inc. (b) . . . . .  10,900     160,884
Province Healthcare Co. (b). . . . . . .  18,600     205,902
                                                  ----------
                                                     901,560
                                                  ----------

INSURANCE (1.4%)
Hartford Financial Services Group, Inc..   3,900     196,404
                                                  ----------

MANUFACTURING (3.3%)
Albany International Corp. Class A . . .   7,300     200,020
IDEX Corp. . . . . . . . . . . . . . . .   4,600     166,704
Integrated Device Technology, Inc. (b) .   9,800     108,290
                                                  ----------
                                                     475,014
                                                  ----------

MEDICAL (1.0%)
IDEXX Laboratories, Inc. (b) . . . . . .   4,400     148,192
                                                  ----------

MEDICAL EQUIPMENT & SUPPLIES (3.2%)
Apogent Technologies, Inc. (b) . . . . .  11,400     228,000
Genentech, Inc. (b). . . . . . . . . . .   3,300     237,996
                                                  ----------
                                                     465,996
                                                  ----------

OIL & GAS (10.5%)
BJ Services Co. (b). . . . . . . . . . .   6,300     235,368
ConocoPhillips . . . . . . . . . . . . .   4,200     230,160
Devon Energy Corp. . . . . . . . . . . .   3,300     176,220
ENSCO International, Inc.. . . . . . . .   6,600     177,540
Global Santa Fe Corp.. . . . . . . . . .   9,571     223,387
NiSource, Inc. . . . . . . . . . . . . .  10,800     205,200
Weatherford International, Inc. (b). . .   6,100     255,590
                                                  ----------
                                                   1,503,465
                                                  ----------

PAPER & FOREST PRODUCTS (1.3%)
Weyerhaeuser Co. . . . . . . . . . . . .   3,600     194,400
                                                  ----------

PHARMACEUTICALS (4.3%)
AdvancePCS (b) . . . . . . . . . . . . .   5,100     194,973
Sicor, Inc. (b). . . . . . . . . . . . .   8,500     172,890
Waters Corp. (b) . . . . . . . . . . . .   8,500     247,605
                                                  ----------
                                                     615,468
                                                  ----------

PRINTING & PUBLISHING (2.9%)
E.W. Scripps Co. Class A . . . . . . . .   2,800     248,416
Tribune Co.. . . . . . . . . . . . . . .   3,500     169,050
                                                  ----------
                                                     417,466
                                                  ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      NATIONWIDE  GVIT  STRATEGIC  VALUE  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------
SECURITY DESCRIPTION             SHARES     VALUE
----------------------------------------------------

COMMON STOCKS (CONTINUED)

RESTAURANTS (0.8%)
Brinker International, Inc. (b)   3,000  $   108,060
                                         -----------

RETAIL (9.1%)
Best Buy Co., Inc. (b). . . . .   3,900      171,288
Jones Apparel Group, Inc. (b) .   5,900      172,634
Linen 'n Things, Inc. (b) . . .   7,100      167,631
Mohawk Industries Co. (b) . . .   2,800      155,484
Nordstrom, Inc. . . . . . . . .  11,400      222,528
Sears, Roebuck & Co.. . . . . .   5,800      195,112
Target Corp.. . . . . . . . . .   5,500      208,120
                                         -----------
                                           1,292,797
                                         -----------

SEMICONDUCTORS (2.4%)
Skyworks Solutions, Inc. (b). .  24,900      168,573
Taiwan Semiconductor ADR (b). .  18,000      181,440
                                         -----------
                                             350,013
                                         -----------

TELECOMMUNICATIONS (2.7%)
Sprint Corp. (PCS Group) (b). .  34,800      200,100
Telephone & Data Systems, Inc..   3,900      193,830
                                         -----------
                                             393,930
                                         -----------

TRANSPORTATION (1.1%)
CNF, Inc. . . . . . . . . . . .   6,100  $   154,818
                                         -----------
TOTAL COMMON STOCKS                       13,643,568
                                         -----------

TOTAL INVESTMENTS
(COST $13,345,905) (A) - 94.7%            13,643,568

OTHER ASSETS IN EXCESS
OF LIABILITIES - 5.3%                        763,043
                                         -----------

NET ASSETS - 100.0%                      $14,406,611
                                         -----------
                                         -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            COMSTOCK  GVIT  VALUE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES      VALUE
------------------------------------------------------------

COMMON STOCKS (92.7%)

BANKS (8.1%)
Bank of America Corp.. . . . . . . . .   28,167  $ 2,226,038
Citigroup, Inc.. . . . . . . . . . . .   44,800    1,917,440
J.P. Morgan Chase & Co.. . . . . . . .   19,400      663,092
PNC Bank Corp. . . . . . . . . . . . .   10,400      507,624
Suntrust Banks, Inc. . . . . . . . . .    6,400      379,776
Wells Fargo & Co.. . . . . . . . . . .   31,900    1,607,760
                                                 -----------
                                                   7,301,730
                                                 -----------

CABLE (0.3%)
Comcast Corp. Class A (b). . . . . . .    9,700      292,746
                                                 -----------

CHEMICALS (3.7%)
Dow Chemical Co. . . . . . . . . . . .   67,400    2,086,704
E.I. du Pont de Nemours & Co.. . . . .   14,600      607,944
Eastman Chemical Co. . . . . . . . . .    4,800      152,016
Lyondell Chemical Co.. . . . . . . . .    6,400       86,592
Monsanto Co. . . . . . . . . . . . . .    6,000      129,840
PPG Industries, Inc. . . . . . . . . .    4,550      230,867
                                                 -----------
                                                   3,293,963
                                                 -----------

COMPUTER HARDWARE (2.2%)
Hewlett-Packard Co.. . . . . . . . . .   48,400    1,030,920
International Business Machines Corp.. 6,200 511,500 Lexmark International Group, Inc.
Class A (b). . . . . . . . . . . . . .    6,095      431,343
                                                 -----------
                                                   1,973,763
                                                 -----------

COMPUTER SOFTWARE & SERVICES (1.1%)
Check Point Software Technologies
Ltd. (b) . . . . . . . . . . . . . . .    7,800      152,490
Cisco Systems, Inc. (b). . . . . . . .   17,400      290,406
Electronics for Imaging, Inc. (b). . .    9,200      186,668
Microsoft Corp.. . . . . . . . . . . .    8,900      227,929
SunGard Data Systems, Inc. (b) . . . .    4,100      106,231
                                                 -----------
                                                     963,724
                                                 -----------

CONSUMER PRODUCTS (3.0%)
Kimberly-Clark Corp. . . . . . . . . .   33,800    1,762,332
Procter & Gamble Co. . . . . . . . . .    5,025      448,130
Sara Lee Corp. . . . . . . . . . . . .   24,100      453,321
                                                 -----------
                                                   2,663,783
                                                 -----------

ELECTRONICS (1.3%)
Credence Systems Corp. (b) . . . . . .   29,600      250,712
Flextronics International Ltd. (b) . .   60,900      632,751
Jabil Circuit, Inc. (b). . . . . . . .   13,153      290,681
                                                 -----------
                                                   1,174,144
                                                 -----------

ENTERTAINMENT (1.9%)
The Walt Disney Co.. . . . . . . . . .   86,325    1,704,919
                                                 -----------

FINANCIAL SERVICES (5.5%)
AMBAC Financial, Inc.. . . . . . . . .   10,150      672,438
Capital One Financial Corp.. . . . . .    6,000      295,080
Fannie Mae . . . . . . . . . . . . . .    6,750      455,220
Freddie Mac. . . . . . . . . . . . . .   44,600    2,264,342
Goldman Sachs Group, Inc.. . . . . . .    1,600      134,000
Merrill Lynch & Co., Inc.. . . . . . .   11,400      532,152
Washington Mutual, Inc.. . . . . . . .   14,700      607,110
                                                 -----------
                                                   4,960,342
                                                 -----------

HEALTHCARE (1.5%)
Aetna, Inc.. . . . . . . . . . . . . .   15,100      909,020
Tenet Healthcare Corp. (b) . . . . . .   37,275      434,254
                                                 -----------
                                                   1,343,274
                                                 -----------

INSURANCE (4.1%)
RenaissanceRe Holdings Ltd.. . . . . .    4,300      195,736
The Allstate Corp. . . . . . . . . . .   35,600    1,269,140
The Chubb Corp.. . . . . . . . . . . .   21,150    1,269,000
Torchmark Corp.. . . . . . . . . . . .   16,000      596,000
Travelers Property Casualty Corp.
Class A. . . . . . . . . . . . . . . .      599        9,524
Travelers Property Casualty Corp.
Class B. . . . . . . . . . . . . . . .   21,305      335,980
                                                 -----------
                                                   3,675,380
                                                 -----------

MANUFACTURING (0.7%)
Cognex Corp. (b) . . . . . . . . . . .   27,000      603,450
                                                 -----------

METALS & MINING (2.2%)
Alcoa, Inc.. . . . . . . . . . . . . .   29,200      744,600
Phelps Dodge Corp. (b) . . . . . . . .   16,700      640,278
United States Steel Corp.. . . . . . .   33,900      554,943
                                                 -----------
                                                   1,939,821
                                                 -----------

OIL & GAS (16.0%)
BP PLC ADR . . . . . . . . . . . . . .   40,500    1,701,810
ConocoPhillips . . . . . . . . . . . .   22,237    1,218,588
Diamond Offshore Drilling, Inc.. . . .   63,100    1,324,469
Global Santa Fe Corp.. . . . . . . . .   58,000    1,353,720
Halliburton Co.. . . . . . . . . . . .  146,576    3,371,248
Schlumberger Ltd.. . . . . . . . . . .   82,300    3,915,010
Total SA ADR . . . . . . . . . . . . .   12,000      909,600
Transocean, Inc. . . . . . . . . . . .   32,300      709,631
                                                 -----------
                                                  14,504,076
                                                 -----------

PAPER & FOREST PRODUCTS (4.4%)
Boise Cascade Corp.. . . . . . . . . .   37,500      896,250
Georgia Pacific Corp.. . . . . . . . .   95,590    1,811,430
International Paper Co.. . . . . . . .   27,600      986,148
MeadWestvaco Corp. . . . . . . . . . .    6,498      160,501
Smurfit-Stone Container Corp. (b). . .    6,900       89,907
Temple-Inland, Inc.. . . . . . . . . .      700       30,037
                                                 -----------
                                                   3,974,273
                                                 -----------

PHARMACEUTICALS (12.3%)
Bristol-Myers Squibb Co. . . . . . . .  142,100    3,858,014
GlaxoSmithKline PLC ADR. . . . . . . .   38,700    1,568,898
Merck & Co., Inc.. . . . . . . . . . .   17,900    1,083,845
Pfizer, Inc. . . . . . . . . . . . . .   42,547    1,452,980
Roche Holding AG . . . . . . . . . . .   13,600    1,066,783
Schering-Plough Corp.. . . . . . . . .   46,700      868,620
Wyeth. . . . . . . . . . . . . . . . .   26,300    1,197,965
                                                 -----------
                                                  11,097,105
                                                 -----------

RESTAURANTS (1.6%)
McDonald's Corp. . . . . . . . . . . .   64,900    1,431,694
                                                 -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            COMSTOCK  GVIT  VALUE  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES      VALUE
------------------------------------------------------------

COMMON STOCKS (CONTINUED)

RETAIL (8.9%)
CVS Corp.. . . . . . . . . . . . . . .   44,400  $ 1,244,532
Federated Department Stores, Inc.. . .   81,900    3,018,015
Jones Apparel Group, Inc. (b). . . . .   17,100      500,346
Kroger Co. (b) . . . . . . . . . . . .  136,500    2,276,820
Limited, Inc. (The). . . . . . . . . .   24,600      381,300
The Home Depot, Inc. . . . . . . . . .    8,300      274,896
The May Department Stores Co.. . . . .   11,800      262,668
                                                 -----------
                                                   7,958,577
                                                 -----------

TELECOMMUNICATIONS (5.5%)
Sprint Corp. . . . . . . . . . . . . .  284,320    4,094,208
Verizon Communications, Inc. . . . . .   22,300      879,735
                                                 -----------
                                                   4,973,943
                                                 -----------

TELECOMMUNICATIONS EQUIPMENT (0.5%)
Andrew Corp. (b) . . . . . . . . . . .    4,600       42,320
Comverse Technology, Inc. (b). . . . .    7,900      118,737
JDS Uniphase Corp. (b) . . . . . . . .   17,700       62,127
Motorola, Inc. . . . . . . . . . . . .   10,100       95,243
Nokia Corp. ADR. . . . . . . . . . . .    9,400      154,442
                                                 -----------
                                                     472,869
                                                 -----------

TOBACCO (1.7%)
Altria Group, Inc. . . . . . . . . . .   32,950    1,497,248
                                                 -----------

TRANSPORTATION & SHIPPING (0.6%)
Burlington Northern Santa Fe Corp. . .   17,500      497,700
                                                 -----------

UTILITIES (5.6%)
Ameren Corp. . . . . . . . . . . . . .    3,300      145,530
American Electric Power Co., Inc.. . .   10,440      311,425
Centerpoint Energy, Inc. . . . . . . .   53,700      437,655
Consolidated Edison, Inc.. . . . . . .    3,600      155,808
Constellation Energy Group, Inc. . . .   13,100      449,330
DTE Energy Co. . . . . . . . . . . . .    1,800       69,552
Exelon Corp. . . . . . . . . . . . . .    3,800      227,278
IDACORP, Inc.. . . . . . . . . . . . .    5,400      141,750
Pinnacle West Capital Corp.. . . . . .    2,200       82,390
PPL Corp.. . . . . . . . . . . . . . .    4,000      172,000
Public Service Enterprise Group, Inc..   13,000      549,250
Scottish Power PLC ADR . . . . . . . .   10,600      257,686
Sempra Energy. . . . . . . . . . . . .    9,200      262,476
TXU Corp.. . . . . . . . . . . . . . .   71,050    1,595,073
Wisconsin Energy Corp. . . . . . . . .    4,800      139,200
                                                 -----------
                                                   4,996,403
                                                 -----------
TOTAL COMMON STOCKS                               83,294,927
                                                 -----------

--------------------------------------------------------
SECURITY DESCRIPTION             PRINCIPAL      VALUE
--------------------------------------------------------

U.S. GOVERNMENT AGENCIES (6.8%)

FEDERAL HOME LOAN BANK (6.8%)
0.95%, 07/01/03 . . . . . . . .  $6,100,000  $ 6,099,839
                                             -----------
TOTAL U.S. GOVERNMENT AGENCIES                 6,099,839
                                             -----------

TOTAL INVESTMENTS
(COST $81,785,873) (A) - 99.5%                89,394,766

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.5%                            415,983
                                             -----------

NET ASSETS - 100.0%                          $89,810,749
                                             -----------
                                             -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

---------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
---------------------------------------------------------------

CORPORATE BONDS (91.7%)

AEROSPACE & DEFENSE (0.6%)
Alliant Techsystems, Inc.,
8.50%, 05/15/11 . . . . . . . . . . . .  $  575,000  $  639,688
Anteon Corp., Sr. Sub. Note,
12.00%, 05/15/09. . . . . . . . . . . .     419,000     462,995
Esterline Technologies,
7.75%, 06/15/13*. . . . . . . . . . . .     200,000     210,500
                                                     ----------
                                                      1,313,183
                                                     ----------

AUTOMOTIVE (4.0%)
Accuride Corp., Series B,
9.25%, 02/01/08 . . . . . . . . . . . .     175,000     161,000
Advanced Acessory Systems LLC,
10.75%, 06/15/11* . . . . . . . . . . .     450,000     481,500
American Axle & Manufacturing Co.,
Sr. Sub. Note, 9.75%, 03/01/09. . . . .   1,000,000   1,082,500
Arvin Industries, Inc.,
7.13%, 03/15/09 . . . . . . . . . . . .     550,000     580,938
ArvinMeritor, Inc., 8.75%, 03/01/12 . .     725,000     817,438
Lear Corp., 8.11%, 05/15/09 . . . . . .   2,625,000   3,038,437
Lear Corp., Series B, 7.96%, 05/15/05 .     225,000     242,438
Stoneridge, Inc., 11.50%, 05/01/12. . .     900,000   1,021,500
TRW Automotive, Inc.,
11.00%, 02/15/13* . . . . . . . . . . .   1,400,000   1,546,999
United Components, Inc.*,
9.38%, 06/15/13 . . . . . . . . . . . .     350,000     370,125
                                                     ----------
                                                      9,342,875
                                                     ----------

BEVERAGE & TOBACCO (0.9%)
Constellation Brands, Inc.,
8.00%, 02/15/08 . . . . . . . . . . . .     650,000     716,625
Cott Beverages, Inc., 8.00%, 12/15/11 .     500,000     543,125
Dimon, Inc., 8.88%, 06/01/06. . . . . .     225,000     229,455
Dimon, Inc., 9.63%, 10/15/11. . . . . .     150,000     165,750
Dimon, Inc., 7.75%, 06/01/13. . . . . .     525,000     543,375
                                                     ----------
                                                      2,198,330
                                                     ----------

BROADCAST RADIO & TELEVISION (3.5%)
Chancellor Media Corp., Sr. Sub. Note,
8.00%, 11/01/08 . . . . . . . . . . . .   1,125,000   1,328,906
Lamar Media Corp., 7.25%, 01/01/13. . .     500,000     535,000
Lamar Media Corp.,*
7.25%, 01/01/13 . . . . . . . . . . . .     200,000     213,500
Liberty Media Group,
7.75%, 07/15/09 . . . . . . . . . . . .     525,000     615,962
Lodgenet Entertainment,
9.50%, 06/15/13 . . . . . . . . . . . .     550,000     572,000
Muzak LLC / Muzak Finance,
10.00%, 02/15/09* . . . . . . . . . . .     475,000     501,125
PanAmSat Corp., 6.38%, 01/15/08 . . . .     250,000     255,625
PanAmSat Corp., 8.50%, 02/01/12 . . . .   1,075,000   1,177,125
Sinclair Broadcast Group,
8.75%, 12/15/11 . . . . . . . . . . . .     475,000     524,875
Sinclair Broadcast Group,
8.00%, 03/15/12*. . . . . . . . . . . .     500,000     538,750
Vivendi Universal, 9.25%, 04/15/10* . .     775,000     902,875
XM Satellite Radio, Inc.,
14.00%, 12/31/09. . . . . . . . . . . .     591,800     429,055
XM Satellite Radio, Inc.,
12.00%, 06/15/10* . . . . . . . . . . .     475,000     472,625
                                                     ----------
                                                      8,067,423
                                                     ----------

BUILDING & DEVELOPMENT (2.2%)
American Builders & Contractors
Supply Co., Inc.,
10.63%, 05/15/07. . . . . . . . . . . .     250,000     261,250
Associated Materials, Inc.,
9.75%, 04/15/12 . . . . . . . . . . . .     475,000     520,125
Brand Services, Inc.,
12.00%, 10/15/12. . . . . . . . . . . .     650,000     744,250
Collins & Aikman Floorcoverings,
9.75%, 02/15/10 . . . . . . . . . . . .     450,000     472,500
Fimep S.A., 10.50%, 02/15/13* . . . . .     400,000     452,920
Interline Brands, Inc.,
11.50%, 05/15/11* . . . . . . . . . . .     650,000     689,000
NCI Building Systems, Inc., Series B,
9.25%, 05/01/09 . . . . . . . . . . . .     600,000     642,000
Nortek Holdings, Inc., 9.25%, 03/15/07.     100,000     104,000
Nortek Holdings, Inc., 9.13%, 09/01/07.     550,000     573,375
Shaw Group, Inc., 10.75%, 03/15/10* . .     600,000     606,000
                                                     ----------
                                                      5,065,420
                                                     ----------

BUSINESS EQUIPMENT & SERVICES (1.8%)
Buhrmann US, Inc., 12.25%, 11/01/09 . .   1,050,000   1,123,500
Danka Business Systems,
11.00%, 06/15/10* . . . . . . . . . . .     450,000     444,375
U.S. Office Products Co.,
Sr. Sub. Note, 0.00%, 06/15/08**. . . .     475,000       5,938
Xerox Capital Europe,
5.88%, 05/15/04 . . . . . . . . . . . .     325,000     329,063
Xerox Corp., 7.63%, 06/15/13. . . . . .     775,000     782,750
Xerox Corp., 9.75%, 01/15/09* . . . . .   1,400,000   1,578,499
                                                     ----------
                                                      4,264,125
                                                     ----------

CABLE TELEVISION (4.3%)
Charter Communications Holdings,
13.50%, 01/15/11. . . . . . . . . . . .   1,075,000     564,375
Charter Communications Holdings,
10.00%, 05/15/11. . . . . . . . . . . .     450,000     326,250
Charter Communications Holdings,
Sr. Disc Note, 9.92%, 04/01/11. . . . .   2,675,000   1,778,875
CSC Holdings, Inc., 7.88%, 12/15/07 . .   1,200,000   1,230,000
CSC Holdings, Inc., 8.13%, 07/15/09 . .     850,000     881,875
CSC Holdings, Inc.,
9.88%, 02/15/13 . . . . . . . . . . . .     700,000     717,500
DIRECTV Holdings Finance,
8.38%, 03/15/13*. . . . . . . . . . . .     800,000     898,000
Echostar DBS Corp.,
10.38%, 10/01/07. . . . . . . . . . . .   1,600,000   1,779,999
Echostar DBS Corp., 9.38%, 02/01/09 . .     300,000     321,750
Lenfest Communications, Inc.,
10.50%, 06/15/06. . . . . . . . . . . .     375,000     446,250
Quebecor Media, Inc., 13.75%, 07/15/11.     425,000     358,063
Quebecor Media, Inc.,
11.13%, 07/15/11. . . . . . . . . . . .     500,000     577,500
                                                     ----------
                                                      9,880,437
                                                     ----------

CHEMICALS & PLASTICS (3.3%)
Compass Mineral Group,
10.00%, 08/15/11. . . . . . . . . . . .     500,000     562,500
Equistar Chemical, 10.13%, 09/01/08 . .     750,000     774,375
FMC Corp., 10.25%, 11/01/09 . . . . . .     425,000     482,375
Foamex, 9.88%, 06/15/07 . . . . . . . .     450,000     173,250
Foamex, 10.75%, 04/01/09. . . . . . . .     275,000     218,625

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

---------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
---------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

CHEMICALS & PLASTICS (CONTINUED)
Foamex, Sr. Sub. Note,
13.50%, 08/15/05. . . . . . . . . . . .  $  375,000  $  151,875
General Chemical Industries,
Sr. Note, 0.00%, 05/01/09** . . . . . .     400,000     106,000
Huntsman Adv Materials,
11.00%, 07/15/10* . . . . . . . . . . .     225,000     233,438
Huntsman Corp., 10.13%, 07/01/09. . . .   1,125,000   1,096,875
Lyondell Chemical Co.,
9.63%, 05/01/07 . . . . . . . . . . . .     325,000     321,750
Lyondell Chemical Co.,
9.88%, 05/01/07 . . . . . . . . . . . .     600,000     594,000
Lyondell Chemical Co.,
9.50%, 12/15/08 . . . . . . . . . . . .     450,000     434,250
Lyondell Chemical Co.,
10.88%, 05/01/09. . . . . . . . . . . .   1,050,000   1,002,750
Rhodia SA, 7.63%, 06/01/10* . . . . . .     150,000     159,750
Rhodia SA, 8.88%, 06/01/11* . . . . . .     275,000     286,000
Salt Holdings Corp., 12.75%, 12/15/12*.     500,000     347,500
Salt Holdings Corp., 12.00%, 06/01/13*.   1,050,000     614,250
Texas Petrochem Corp.,
11.13%, 07/01/06. . . . . . . . . . . .     400,000     114,000
                                                     ----------
                                                      7,673,563
                                                     ----------

CLOTHING & TEXTILES (1.7%)
GFSI, Inc., Series B, 9.63%, 03/01/07 .     675,000     577,125
Glenoit Corp., Sr. Sub. Note,
0.00%, 04/15/07** . . . . . . . . . . .     125,000           1
Levi Strauss & Co., 11.63%, 01/15/08. .     650,000     562,250
Levi Strauss & Co., 12.25%, 12/15/12* .     300,000     251,250
Phillips Van-Heusen Corp.,
8.13%, 05/01/13*. . . . . . . . . . . .     475,000     489,250
Russell Corp., 9.25%, 05/01/10. . . . .     525,000     577,500
Warnaco, Inc., 8.88%, 06/15/13* . . . .     625,000     656,250
William Carter Co., 10.88%, 08/15/11. .     650,000     736,938
                                                     ----------
                                                      3,850,564
                                                     ----------

CONGLOMERATES (0.4%)
Eagle-Picher Industries, Inc.,
Sr. Sub. Note, 9.38%, 03/01/08. . . . .   1,050,000     971,250
                                                     ----------

CONSUMER CYCLICAL - AUTOMOTIVE (0.5%)
General Motors Corp.,
7.13%, 07/15/13 . . . . . . . . . . . .     550,000     551,727
General Motors Corp.,
8.38%, 07/15/33 . . . . . . . . . . . .     575,000     566,236
                                                     ----------
                                                      1,117,963
                                                     ----------

CONSUMER PRODUCTS (5.0%)
Albecca, Inc., Sr. Sub. Note,
10.75%, 08/15/08. . . . . . . . . . . .     500,000     531,875
Alltrista Corp., 9.75%, 05/01/12. . . .     500,000     538,750
Amercian Achievement Corp,
11.63%, 01/01/07. . . . . . . . . . . .     675,000     740,813
American Greetings Corp.,
11.75%, 07/15/08. . . . . . . . . . . .     775,000     897,062
Amscan Holdings, Inc.,
9.88%, 12/15/07 . . . . . . . . . . . .     550,000     552,750
Armkel Finance, Inc., 9.50%, 08/15/09 .     625,000     709,375
Chattem, Inc., Sr. Sub. Note,
Series B, 8.88%, 04/01/08 . . . . . . .     750,000     772,500
Commemorative Brands, Inc.,
11.00%, 01/15/07. . . . . . . . . . . .     325,000     315,250

--------------------------------------------------------------------
SECURITY DESCRIPTION                         PRINCIPAL      VALUE
--------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

CONSUMER PRODUCTS (CONTINUED)
Diamond Brands, Inc., Sr. Disc.
Note, 0.00%, 04/15/09** . . . . . . . . . .  $   50,000  $         5
ICON Health & Fitness, 11.25%, 04/01/12 . .     275,000      294,250
Jarden Corp., 9.75%, 05/01/12 . . . . . . .     350,000      379,750
Josten's, Inc., 12.75%, 05/01/10. . . . . .     675,000      806,625
Le-Natures, Inc., 9.00%, 06/15/13*. . . . .     450,000      468,000
PCA International, Inc., 11.88%, 08/01/09 .     800,000      892,000
Playtex Products, Inc., 11.38%, 06/01/11. .     875,000      879,375
Remington Arms Co., 10.50%, 02/01/11* . . .     225,000      231,750
Sealy Mattress Co., 9.88%, 12/15/07*. . . .     200,000      199,000
Sealy Mattress Co., Sr. Disc. Note,
Series B, 10.88%, 12/15/07. . . . . . . . .     325,000      329,875
Sealy Mattress Co., Sr. Sub. Note,
Series B, 9.88%, 12/15/07 . . . . . . . . .     300,000      298,500
Sleepmaster LLC, 0.00%, 05/15/09**. . . . .     175,000       48,563
True Temper Sports, Inc., Series B,
10.88%, 12/01/08. . . . . . . . . . . . . .     450,000      481,500
United Industries, Series B,
9.88%, 04/01/09 . . . . . . . . . . . . . .     975,000    1,038,374
Volume Services America, Inc.,
Sr. Sub. Note, 11.25%, 03/01/09 . . . . . .     250,000      250,000
                                                         -----------
                                                          11,655,942
                                                         -----------

CONTAINER & GLASS PRODUCTS (3.6%)
Berry Plastics Corp., 10.75%, 07/15/12. . .     425,000      471,750
Graham Packaging Co.,
5.02%, 01/15/08 . . . . . . . . . . . . . .     500,000      457,500
Graham Packaging Co.,
8.75%, 01/15/08*. . . . . . . . . . . . . .     225,000      223,875
Graham Packaging Co.,
8.75%, 01/15/08*. . . . . . . . . . . . . .     600,000      600,000
Greif Brothers Corp., 8.88%, 08/01/12 . . .     525,000      567,000
Huntsman Packaging Corp.,
13.00%, 06/01/10. . . . . . . . . . . . . .     725,000      685,125
Owens-Brockway Glass Container,
8.88%, 02/15/09 . . . . . . . . . . . . . .     300,000      327,000
Owens-Brockway Glass Container,
7.75%, 05/15/11*. . . . . . . . . . . . . .     475,000      502,313
Owens-Brockway Glass
Container, 8.25%, 05/15/13* . . . . . . . .     375,000      391,875
Owens-Illinois, Inc.,
8.10%, 05/15/07 . . . . . . . . . . . . . .     825,000      849,750
Owens-Illinois, Inc., 7.35%, 05/15/08 . . .     300,000      303,000
Owens-Illinois, Inc., Sr. Note,
7.15%, 05/15/05 . . . . . . . . . . . . . .     750,000      768,750
Plastipak Holdings, Inc., 10.75%, 09/01/11.     575,000      623,875
Pliant Corp., 13.00%, 06/01/10. . . . . . .     325,000      307,125
Pliant Corp., 11.13%, 09/01/09* . . . . . .     150,000      160,125
Russell Stanley Holdings, Inc.,
9.00%, 11/30/08*. . . . . . . . . . . . . .      30,578       12,308
Tekni-Plex, Inc., 12.75%, 06/15/10* . . . .     275,000      272,938
Tekni-Plex, Inc., Sr. Sub. Note,
12.75%, 06/15/10. . . . . . . . . . . . . .     900,000      893,249
                                                         -----------
                                                           8,417,558
                                                         -----------

EQUIPMENT (2.1%)
Allied Waste North America, Inc.,
8.88%, 04/01/08 . . . . . . . . . . . . . .     750,000      819,375
Allied Waste North America, Inc.,
7.88%, 01/01/09 . . . . . . . . . . . . . .     200,000      208,000
Allied Waste North America, Inc.,
10.00%, 08/01/09. . . . . . . . . . . . . .   1,800,000    1,926,000

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------
SECURITY DESCRIPTION                        PRINCIPAL      VALUE
-------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

EQUIPMENT (CONTINUED)
Allied Waste North America, Inc.,
Sr. Note, Series B, 7.63%, 01/01/06. . . .  $  950,000  $   990,375
Allied Waste North America, Inc.,
Series B, 8.50%, 12/01/08. . . . . . . . .     225,000      243,563
Synagro Technologies, Inc.,
9.50%, 04/01/09. . . . . . . . . . . . . .     550,000      591,250
                                                        -----------
                                                          4,778,563
                                                        -----------

FOOD & DRUG RETAILERS (0.2%)
Ahold Finance USA, Inc.,
8.25%, 07/15/10. . . . . . . . . . . . . .     225,000      231,750
Ahold Finance USA, Inc.,
6.88%, 05/01/29. . . . . . . . . . . . . .     150,000      129,000
Jitney-Jungle Stores of America, Inc.,
Sr. Sub. Note, 0.00%, 09/15/07** . . . . .     100,000            0
                                                        -----------
                                                            360,750
                                                        -----------

FOOD PRODUCTS (4.2%)
Agrilink Foods, Inc., Sr. Note,
11.88%, 11/01/08 . . . . . . . . . . . . .     975,000    1,060,312
American Seafood Group, Inc.,
10.13%, 04/15/10 . . . . . . . . . . . . .     825,000      936,374
B&G Foods, Inc., 9.63%, 08/01/07 . . . . .     500,000      518,750
Del Monte Corp., 9.25%, 05/15/11 . . . . .     700,000      766,500
Del Monte Corp., 8.63%, 12/15/12*. . . . .     475,000      516,563
Dole Foods Co., 7.25%, 05/01/09. . . . . .     450,000      479,250
Dole Foods Co., 7.25%, 06/15/10* . . . . .     650,000      653,250
Eagle Family Foods, Inc., Series B,
8.75%, 01/15/08. . . . . . . . . . . . . .     250,000      171,250
Land O Lakes, Inc., 8.75%, 11/15/11. . . .     400,000      318,000
Michael Foods, 11.75%, 04/01/11. . . . . .     600,000      693,000
New World Pasta Co., 9.25%, 02/15/09 . . .     500,000      162,500
Pilgrim's Pride Corp., 9.63%, 09/15/11 . .     875,000      927,500
Smithfield Foods, Inc., 7.63%, 02/15/08. .     300,000      311,250
Smithfield Foods, Inc., 8.00%, 10/15/09. .     650,000      703,625
Smithfield Foods, Inc., 7.75%, 05/15/13* .     675,000      720,563
Swift & Co., 10.13%, 10/01/09* . . . . . .     375,000      391,875
Swift & Co., 12.50%, 01/01/10* . . . . . .     300,000      310,500
                                                        -----------
                                                          9,641,062
                                                        -----------

FOOD SERVICES (0.8%)
Advantica Restaurant
Group, Inc., 11.25%, 01/15/08. . . . . . .     425,000      341,063
Buffets, Inc., 11.25%, 07/15/10. . . . . .     425,000      420,750
Carrols Corp., Sr. Sub. Note,
9.50%, 12/01/08. . . . . . . . . . . . . .     850,000      835,124
Dominos, Inc., 8.25%, 07/01/11*. . . . . .     225,000      233,438
                                                        -----------
                                                          1,830,375
                                                        -----------

FOREST PRODUCTS (3.2%)
Georgia Pacific Corp., 7.50%, 05/15/06 . .     500,000      513,750
Georgia Pacific Corp., 8.13%, 05/15/11 . .   1,625,000    1,681,875
Georgia Pacific Corp., 9.38%, 02/01/13*. .   1,375,000    1,519,375
Jefferson Smurfit Corp., 8.25%, 10/01/12 .     450,000      488,250
Jefferson Smurfit Corp., 7.50%, 06/01/13*.     400,000      412,000
MDP Acquisitions, 9.63%, 10/01/12. . . . .     650,000      721,500
MDP Acquisitions, 15.50%, 10/01/13 . . . .     323,565      357,539
Riverwood International Co.,
10.63%, 08/01/07 . . . . . . . . . . . . .     400,000      422,000
Riverwood International Co.,
10.88%, 04/01/08 . . . . . . . . . . . . .     425,000      437,750
Stone Container Corp., 9.75%, 02/01/11 . .     775,000      848,625
                                                        -----------
                                                          7,402,664
                                                        -----------

GAMING (6.9%)
Boyd Gaming Corp., 8.75%, 04/15/12 . . . .  $  525,000      577,500
Boyd Gaming Corp., 7.75%, 12/15/12 . . . .     475,000      505,875
Coast Hotels and Casinos, Inc.,
9.50%, 04/01/09. . . . . . . . . . . . . .     600,000      645,000
Harrah's Operating Co., Inc.,
7.88%, 12/15/05. . . . . . . . . . . . . .   2,000,000    2,179,999
Isle of Capri Casinos, 8.75%, 04/15/09 . .     250,000      268,750
Isle of Capri Casinos, 9.00%, 03/15/12 . .     425,000      461,125
Mandalay Resort Group,
10.25%, 08/01/07 . . . . . . . . . . . . .   1,150,000    1,299,500
Mandalay Resort Group,
9.50%, 08/01/08. . . . . . . . . . . . . .     250,000      287,500
Mandalay Resort Group,
9.38%, 02/15/10. . . . . . . . . . . . . .     500,000      566,250
MGM Grand, Inc., 9.75%, 06/01/07 . . . . .   1,925,000    2,189,687
MGM Grand, Inc., 8.50%, 09/15/10 . . . . .     350,000      412,125
MGM Grand, Inc., 8.38%, 02/01/11 . . . . .     200,000      227,000
Mohegan Tribal Gaming, 8.38%, 07/01/11 . .     350,000      379,750
Mohegan Tribal Gaming, 8.00%, 04/01/12 . .     400,000      433,000
MTR Gaming Group, 9.75%, 04/01/10* . . . .     500,000      520,000
Park Place Entertainment Corp.,
9.38%, 02/15/07. . . . . . . . . . . . . .     375,000      416,250
Park Place Entertainment Corp.,
7.88%, 03/15/10. . . . . . . . . . . . . .     650,000      697,938
Park Place Entertainment Corp.,
8.13%, 05/15/11. . . . . . . . . . . . . .   1,000,000    1,095,000
Penn National Gaming, Inc.,
11.13%, 03/01/08 . . . . . . . . . . . . .     625,000      696,875
Penn National Gaming, Inc.,
8.88%, 03/15/10. . . . . . . . . . . . . .     175,000      187,250
Sun International Hotels Ltd.,
8.88%, 08/15/11. . . . . . . . . . . . . .     650,000      708,500
Venitian Casino/LV Sands,
11.00%, 06/15/10 . . . . . . . . . . . . .     800,000      908,000
Wynn Las Vegas LLC Corp.,
12.00%, 11/01/10 . . . . . . . . . . . . .     425,000      473,875
                                                        -----------
                                                         16,136,749
                                                        -----------

HEALTHCARE (4.9%)
Advanced Medical Optics, Inc.,
9.25%, 07/15/10. . . . . . . . . . . . . .     750,000      817,500
Alaris Medical Systems,
9.75%, 12/01/06. . . . . . . . . . . . . .     125,000      130,156
Alaris Medical Systems,
11.63%, 12/01/06 . . . . . . . . . . . . .     450,000      551,250
Alaris Medical, Inc., 7.25%, 07/01/11. . .     150,000      153,375
AmeriPath, Inc., 10.50%, 04/01/13* . . . .     550,000      591,250
CONMED Corp., 9.00%, 03/15/08. . . . . . .     531,000      557,550
Hanger Orthopedic Group, Inc.,
10.38%, 02/15/09 . . . . . . . . . . . . .     450,000      499,500
Hanger Orthopedic Group, Inc.,
11.25%, 06/15/09 . . . . . . . . . . . . .     775,000      852,500
HCA, Inc., 6.91%, 06/15/05 . . . . . . . .     950,000    1,007,979
HCA, Inc., 8.75%, 09/01/10 . . . . . . . .     950,000    1,126,015
HCA, Inc., 7.88%, 02/01/11 . . . . . . . .     375,000      416,295
Hudson Respiratory Care, Inc.,
0.00%, 04/15/08**. . . . . . . . . . . . .     150,000       83,250
Kinetic Concepts, Inc., Sr. Sub. Note,
Series B, 9.63%, 11/01/07. . . . . . . . .   1,050,000    1,107,749
Magellan Health Services,
0.00%, 11/15/07*,**. . . . . . . . . . . .     450,000      450,000

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL      VALUE
----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

HEALTHCARE (CONTINUED)
Manor Care, Inc.,
8.00%, 03/01/08 . . . . . . . . . . . .  $  575,000  $   653,344
Sybron Dental Specialties, Inc.,
8.13%, 06/15/12 . . . . . . . . . . . .     475,000      508,250
Tenet Healthcare Corp.,
5.38%, 11/15/06 . . . . . . . . . . . .     300,000      291,375
Tenet Healthcare Corp.,
6.38%, 12/01/11 . . . . . . . . . . . .     175,000      165,813
US Oncology, Inc., 9.63%, 02/01/12. . .     275,000      295,625
Vanguard Health Systems Co.,
9.75%, 08/01/11 . . . . . . . . . . . .   1,075,000    1,099,188
                                                     -----------
                                                      11,357,964
                                                     -----------

HOTELS, MOTELS & INNS (3.1%)
Courtyard By Marriott,
Series B, 10.75%, 02/01/08. . . . . . .     475,000      477,375
Felcor Lodging LP, 9.50%, 09/15/08. . .     250,000      261,250
Felcor Lodging LP, 8.50%, 06/01/11. . .     125,000      126,563
Florida Panthers Holdings,
Sr. Sub. Note, 9.88%, 04/15/09. . . . .     900,000      971,999
Hilton Hotels Corp., 7.63%, 05/15/08. .     250,000      269,063
Hilton Hotels Corp., 8.25%, 02/15/11. .     550,000      617,375
Hilton Hotels Corp., 7.63%, 12/01/12. .     400,000      439,000
HMH Properties, Inc., Series C,
8.45%, 12/01/08 . . . . . . . . . . . .     800,000      833,536
HMH Properties, Inc., Sr. Note,
Series B, 7.88%, 08/01/08 . . . . . . .     750,000      766,875
ITT Corp., 6.75%, 11/15/05. . . . . . .      75,000       78,375
MeriStar Hospitality Corp.,
10.50%, 06/15/09. . . . . . . . . . . .     200,000      205,500
MeriStar Hospitality Corp.,
9.13%, 01/15/11 . . . . . . . . . . . .     375,000      368,438
RFS Partnership LP Co.,
9.75%, 03/01/12 . . . . . . . . . . . .     300,000      305,250
Starwood Hotels Resorts,
7.38%, 05/01/07 . . . . . . . . . . . .     875,000      927,500
Starwood Hotels Resorts,
7.88%,05/01/12. . . . . . . . . . . . .     450,000      495,000
                                                     -----------
                                                       7,143,099
                                                     -----------

INDUSTRIAL PRODUCTS & EQUIPMENT (2.0%)
Cabot Safety Corp., Sr. Sub. Note,
12.50%, 07/15/05. . . . . . . . . . . .     300,000      307,500
Euramax International PLC,
11.25%, 10/01/06. . . . . . . . . . . .     600,000      621,000
Hexcel Corp., 9.75%, 01/15/09 . . . . .     825,000      825,000
Hexcel Corp., 9.88%, 10/01/08*. . . . .     225,000      246,375
MMI Products, Inc., Series B,
11.25%, 04/15/07. . . . . . . . . . . .     700,000      493,500
Neenah Corp., Series B,
0.00%, 05/01/07** . . . . . . . . . . .     400,000      186,000
Neenah Corp., Series F,
0.00%, 05/01/07** . . . . . . . . . . .     350,000      162,750
Rexnord Corp., 10.13%, 12/15/12*. . . .     675,000      745,875
Unifrax Investment Corp.,
10.50%, 11/01/03. . . . . . . . . . . .     403,000      405,015
WESCO Distribution, Inc., Sr. Sub.
Note, Series B, 9.13%, 06/01/08 . . . .     575,000      540,500
                                                     -----------
                                                       4,533,515
                                                     -----------

LEISURE & ENTERTAINMENT (2.8%)
AMC Entertainment, Inc.,
9.50%, 03/15/09 . . . . . . . . . . . .     175,000      179,813
AMC Entertainment, Inc.,
9.88%, 02/01/12 . . . . . . . . . . . .     850,000      922,250
AMF Bowling Worldwide, Inc.,
13.00%, 02/28/08* . . . . . . . . . . .     525,000      577,500
Cinemark USA, Inc., 9.00%, 02/01/13*. .     600,000      657,000
Intrawest Corp., 10.50%, 02/01/10 . . .     575,000      623,875
Premier Parks, Inc., 9.75%, 06/15/07. .     525,000      522,375
Regal Cinemas, Inc., 9.38%, 02/01/12. .     800,000      884,000
Royal Caribbean Cruises,
8.00%, 05/15/10 . . . . . . . . . . . .     600,000      622,500
Six Flags, Inc., 9.75%, 04/15/13* . . .     225,000      222,750
Universal City Development,
11.75%, 04/01/10* . . . . . . . . . . .   1,150,000    1,273,625
                                                     -----------
                                                       6,485,688
                                                     -----------

MACHINERY & EQUIPMENT (1.6%)
AGCO Corp., 9.50%, 05/01/08 . . . . . .     750,000      828,750
Briggs & Stratton Corp.,
8.88%, 03/15/11 . . . . . . . . . . . .     350,000      400,750
Clark Materials Handling, Inc.,
Sr. Note, Series D, 0.00%, 11/15/06** .     100,000           10
Columbus McKinnon Corp.,
Sr. Sub. Note, 8.50%, 04/01/08. . . . .     725,000      540,125
Simonds Industries, Inc.,
0.00%, 07/01/08** . . . . . . . . . . .     450,000      136,125
United Rentals, Inc., 10.75%, 04/15/08.   1,475,000    1,618,813
United Rentals, Inc., Sr. Sub. Note,
Series B, 9.00%, 04/01/09 . . . . . . .     250,000      245,000
                                                     -----------
                                                       3,769,573
                                                     -----------

MANUFACTURING (1.6%)
Tyco International Group,
6.38%, 06/15/05 . . . . . . . . . . . .     200,000      211,250
Tyco International Group,
6.38%, 02/15/06 . . . . . . . . . . . .     850,000      904,188
Tyco International Group,
5.80%, 08/01/06 . . . . . . . . . . . .   2,525,000    2,654,406
                                                     -----------
                                                       3,769,844
                                                     -----------

OIL & GAS (3.1%)
BRL Universal Equipment,
8.88%, 02/15/08 . . . . . . . . . . . .     250,000      273,750
CITGO Petroleum Corp.,
11.38%, 02/01/11* . . . . . . . . . . .     700,000      787,500
Compton Petroleum Corp.,
9.90%, 05/15/09 . . . . . . . . . . . .     650,000      715,000
Continental Resources, Inc.,
Sr. Sub. Note, 10.25%, 08/01/08 . . . .     575,000      583,625
Dresser, Inc., 9.38%, 04/15/11. . . . .     250,000      260,000
El Paso Production Holding,
7.75%, 06/01/13*. . . . . . . . . . . .     525,000      530,250
Lone Star Technologies, Inc.,
9.00%, 06/01/11 . . . . . . . . . . . .     650,000      679,250
Magnum Hunter Resources,
9.60%, 03/15/12 . . . . . . . . . . . .     250,000      277,500
Petroleum Helicoptors, 9.38%, 05/01/09.     475,000      534,375
Pogo Producing Co., Series B,
10.38%, 02/15/09. . . . . . . . . . . .     900,000      985,500

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------------------
SECURITY DESCRIPTION                       PRINCIPAL     VALUE
-----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

OIL & GAS (CONTINUED)
Swift Energy Co., 9.38%, 05/01/12 . . . .  $  650,000  $  705,250
Tesoro Petroleum Corp., 9.00%, 07/01/08 .     150,000     138,000
Tesoro Petroleum Corp., 9.63%, 11/01/08 .     525,000     490,875
Tesoro Petroleum Corp., 8.00%, 04/15/08*.     150,000     155,250
                                                       ----------
                                                        7,116,125
                                                       ----------

PRINTING & PUBLISHING (4.0%)
Advanstar Communications, Inc.,
12.00%, 02/15/11. . . . . . . . . . . . .   1,025,000     971,188
Advanstar, Inc., Series B,
15.00%, 10/15/11. . . . . . . . . . . . .     150,000      83,625
American Color Graphics,
10.00%, 06/15/10* . . . . . . . . . . . .     300,000     300,000
American Media Operation,
10.25%, 05/01/09. . . . . . . . . . . . .     650,000     705,250
American Media Operation,
8.88%, 01/15/11*. . . . . . . . . . . . .     175,000     189,875
Block Communications, Inc.,
9.25%, 04/15/09 . . . . . . . . . . . . .     550,000     596,750
Dex Media East LLC,
12.13%, 11/15/12. . . . . . . . . . . . .   1,350,000   1,613,250
Moore North American Finance,
7.88%, 01/15/11*. . . . . . . . . . . . .     250,000     262,500
R.H. Donnelly Finance Corp.,
10.88%, 12/15/12* . . . . . . . . . . . .     925,000   1,077,625
Sun Media Corp., 7.63%, 02/15/13. . . . .     425,000     454,750
Vertis, Inc., 10.88%, 06/15/09. . . . . .   1,225,000   1,255,625
Vertis, Inc., 9.75%, 04/01/09*. . . . . .     250,000     267,500
Yell Finance BV, 13.50%, 08/01/11 . . . .     825,000     701,250
Yell Finance BV, 10.75%, 08/01/11 . . . .     625,000     725,000
Ziff Davis Media, Inc.,
12.00%, 08/12/09. . . . . . . . . . . . .      38,000      18,240
                                                       ----------
                                                        9,222,428
                                                       ----------

REAL ESTATE (0.1%)
CBRE Escrow, Inc., 9.75%, 05/15/10* . . .     175,000     184,625
                                                       ----------
RETAILERS (1.8%)
Michaels Stores, Inc., 9.25%, 07/01/09. .     400,000     445,000
Mothers Work, Inc., 11.25%, 08/01/10* . .     400,000     438,000
Penney (J.C.) Co., Inc., 7.60%, 04/01/07.     650,000     682,500
Penney (J.C.) Co., Inc., 9.00%, 08/01/12.     629,000     682,465
Rite Aid Corp., 6.88%, 08/15/13 . . . . .     475,000     413,250
Rite Aid Corp., 8.13%, 05/01/10*. . . . .     800,000     840,000
Rite Aid Corp., 9.50%, 02/15/11*. . . . .     175,000     190,313
United Auto Group, Inc.,
9.63%, 03/15/12 . . . . . . . . . . . . .     500,000     532,500
                                                       ----------
                                                        4,224,028
                                                       ----------

SERVICES (0.7%)
Brickman Group Ltd.,
11.75%, 12/15/09* . . . . . . . . . . . .     600,000     675,000
Coinmach Corp., 9.00%, 02/01/10 . . . . .     300,000     327,000
SITEL Corp., Sr. Sub. Note,
9.25%, 03/15/06 . . . . . . . . . . . . .     575,000     546,250
                                                       ----------
                                                        1,548,250
                                                       ----------

STEEL (0.5%)
Republic Engineered Products,
10.00%, 08/16/09. . . . . . . . . . . . .      37,647       3,200
Republic Technologies International,
0.00%, 07/15/09** . . . . . . . . . . . .     200,000       2,500
Ryerson Tull, Inc.,
9.13%, 07/15/06. . . . . . . . . . . . .      525,000     519,750
United States Steel Corp.,
9.75%, 05/15/10. . . . . . . . . . . . .      600,000     618,000
                                                      -----------
                                                        1,143,450
                                                      -----------

SURFACE TRANSPORTATION (0.9%)
Allied Holdings, Inc., Sr. Note,
Series B, 8.63%, 10/01/07. . . . . . . .      675,000     610,875
Stena AB, 8.75%, 06/15/07. . . . . . . .      800,000     829,000
Stena AB, 9.63%, 12/01/12. . . . . . . .      600,000     661,500
The Holt Group, Inc., 0.00%, 01/15/06**.       50,000       1,563
                                                      -----------
                                                        2,102,938
                                                      -----------

TECHNOLOGY (1.7%)
AMI Semiconductor, Inc.,
10.75%, 02/01/13*. . . . . . . . . . . .      575,000     646,875
Cooperative Computing,
10.50%, 06/15/11*. . . . . . . . . . . .      275,000     286,000
Fairchild Semiconductor Corp.,
Sr. Note, 10.38%, 10/01/07 . . . . . . .      700,000     741,125
Ingram Micro, Inc., 9.88%, 08/15/08. . .      825,000     895,125
Seagate Technology HDD Holding,
8.00%, 05/15/09. . . . . . . . . . . . .      575,000     621,000
Unisys Corp., 6.88%, 03/15/10. . . . . .      600,000     627,000
Worldspan LP, 9.63%, 06/15/11* . . . . .      175,000     182,000
                                                      -----------
                                                        3,999,125
                                                      -----------

TELECOMMUNICATIONS & CELLULAR (7.0%)
AirGate PCS, Inc., 13.50%, 10/01/09. . .      750,000     356,250
Alamosa PCS Holdings, Inc.,
12.88%, 02/15/10 . . . . . . . . . . . .    1,200,000     702,000
Horizon PCS, Inc., 13.75%, 06/15/11. . .      425,000      78,625
Nextel Communications, Inc.,
10.65%, 09/15/07 . . . . . . . . . . . .    1,000,000   1,040,000
Nextel Communications, Inc.,
9.95%, 02/15/08 . . . . . . . . . . . .     1,075,000   1,126,063
Nextel Communications, Inc.,
9.38%, 11/15/09 . . . . . . . . . . . .     2,175,000   2,359,875
Nextel Partners, Inc., 12.50%, 11/15/09.      300,000     342,000
Nextel Partners, Inc., 11.00%, 03/15/10.      450,000     490,500
Nextel Partners, Inc., 8.13%, 07/01/11*.      100,000      99,500
Qwest Communications International,
7.50%, 11/01/08. . . . . . . . . . . . .      675,000     627,750
Qwest Corp., 8.88%, 03/15/12*. . . . . .    2,200,000   2,464,000
Qwest Services Corp.,
13.50%, 12/15/10*. . . . . . . . . . . .    3,175,000   3,603,624
Rogers Cantel, Inc., 8.80%, 10/01/07 . .      475,000     489,250
TeleCorp PCS, Inc., 11.63%, 04/15/09 . .      500,000     519,375
Tritel PCS, Inc., 12.75%, 05/15/09 . . .      504,000     523,530
Triton PCS, Inc., 8.50%, 06/01/13* . . .    1,075,000   1,161,000
VoiceStream Wireless Corp.,
11.88%,11/15/09. . . . . . . . . . . . .      494,000     512,994
                                                      -----------
                                                       16,496,336
                                                      -----------

UTILITIES (6.7%)
ANR Pipeline Co., 8.88%, 03/15/10* . . .      150,000     165,000
Caithness Coso Fund, Sr. Note,
Series B, 9.05%, 12/15/09. . . . . . . .      917,831     968,312
Calpine Canada Energy Financing Co.,
8.50%, 05/01/08. . . . . . . . . . . . .      150,000     118,125

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      FEDERATED  GVIT  HIGH  INCOME  BOND  FUND
        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------------
SECURITY DESCRIPTION                        PRINCIPAL      VALUE
--------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

UTILITIES (CONTINUED)
Calpine Corp., 8.50%, 02/15/11 . . . . . .  $1,375,000  $  1,038,124
CMS Energy Corp., 8.90%, 07/15/08. . . . .     475,000       501,125
CMS Energy Corp., 8.50%, 04/15/11. . . . .     675,000       705,375
CMS Energy Corp., Sr. Note,
7.50%, 01/15/09. . . . . . . . . . . . . .     525,000       522,375
El Paso Corp., 6.75%, 05/15/09 . . . . . .     825,000       754,875
El Paso Corp., 8.05%, 10/15/30 . . . . . .     675,000       590,625
El Paso Corp., 7.80%, 08/01/31 . . . . . .   2,025,000     1,731,374
El Paso Energy Partners,
8.50%, 06/01/11. . . . . . . . . . . . . .     275,000       296,313
El Paso Energy Partners,
10.63%, 12/01/12*. . . . . . . . . . . . .     250,000       291,250
El Paso Natural Gas, 6.75%, 11/15/03 . . .     600,000       604,500
Illinois Power Corp., 11.50%, 12/15/10*. .     875,000     1,004,062
PG&E Corp., 6.88%, 07/15/08* . . . . . . .     325,000       325,650
PSEG Energy Holdings, 8.63%, 02/15/08. . .     700,000       753,375
PSEG Energy Holdings, 10.00%, 10/01/09 . .     725,000       824,688
Reliant Resources, Inc., 9.25%, 07/15/10*.     375,000       381,563
Reliant Resources, Inc., 9.50%, 07/15/13*.     475,000       480,344
Semco Energy, Inc., 7.13%, 05/15/08* . . .     400,000       418,000
Tennessee Gas Pipeline, 7.50%, 04/01/17. .     200,000       205,500
Tennessee Gas Pipeline, 8.38%, 06/15/32. .     475,000       516,563
Transcont Gas Pipe Corp.,
7.00%, 08/15/11. . . . . . . . . . . . . .     150,000       154,500
Williams Cos., Inc., 8.63%, 06/01/10 . . .     525,000       551,250
Williams Cos., Inc., 7.63%, 07/15/19 . . .     750,000       731,250
Williams Cos., Inc., 7.88%, 09/01/21 . . .   1,050,000     1,036,874
                                                        ------------
                                                          15,670,992
                                                        ------------
TOTAL CORPORATE BONDS                                    212,736,776
                                                        ------------

------------------------------------------------------------------
SECURITY DESCRIPTION                          SHARES     VALUE
------------------------------------------------------------------

COMMON STOCKS (0.1%)

CABLE TELEVISION (0.1%)
NTL, Inc.. . . . . . . . . . . . . . . . . .   6,988       238,430
                                                        ----------

CONTAINER & GLASS PRODUCTS (0.0%)
Russell Stanley Holdings, Inc. . . . . . . .   4,000             0
                                                        ----------

LEISURE & ENTERTAINMENT (0.0%)
AMF Bowling Worldwide, Inc.. . . . . . . . .     353         9,196
                                                        ----------

TELECOMMUNICATIONS & CELLULAR (0.0%)
Call-Net Enterprises, Inc. Class B . . . . .  10,292        25,730
Viatel Holding (Bermuda) Ltd.. . . . . . . .   1,922           961
                                                        ----------
                                                            26,691
                                                        ----------
TOTAL COMMON STOCKS                                        274,317
                                                        ----------

PREFERRED STOCKS (1.0%)

BROADCAST RADIO & TELEVISION (0.5%)
Sinclair Broadcast Group, Inc.,
PIK, HYTOPS, 11.63%. . . . . . . . . . . . .  10,175     1,067,358
                                                        ----------
CABLE TELEVISION (0.0%)
Pegasus Communications, 12.75% . . . . . . .       0           140
                                                        ----------

HEALTHCARE (0.0%)
River Holdings Corp.,
Series B, PIK, 11.50%. . . . . . . . . . . .     872             9
                                                        ----------

PRINTING & PUBLISHING (0.5%)
Primedia, Inc., Series E, 9.20%. . . . . . .   8,000       767,999
Primedia, Inc., Series H, 8.63%. . . . . . .   3,650       333,975
Ziff Davis Media, Inc. . . . . . . . . . . .      12             0
                                                        ----------
                                                         1,101,974
                                                        ----------

TELECOMMUNICATIONS & CELLULAR (0.0%)
McLeodUSA, Inc., Series A, 2.50% . . . . . .   4,671        33,818
                                                        ----------
TOTAL PREFERRED STOCKS                                   2,203,299
                                                        ----------

WARRANTS (0.0%)

BROADCAST RADIO & TV (0.0%)
XM Satellite Radio, expiring 03/15/10* . . .     300             0
                                                        ----------

CONSUMER PRODUCTS (0.0%)
Jostens, Inc., expiring 05/01/10*. . . . . .     300        21,075
                                                        ----------

CONTAINER & GLASS PRODUCTS (0.0%)
Pliant Corp., expiring 06/01/10* . . . . . .     275           206
                                                        ----------

FOREST PRODUCTS (0.0%)
MDP Acquisitions, expiring 10/01/13* . . . .     300         2,100
                                                        ----------

LEISURE & ENTERTAINMENT (0.0%)
AMF Bowling Worldwide, Inc. Class A,
expiring 03/09/09. . . . . . . . . . . . . .     830         5,810
AMF Bowling Worldwide, Inc. Class B,
expiring 03/09/09. . . . . . . . . . . . . .     811         2,433
                                                        ----------
                                                             8,243
                                                        ----------

PRINTING & PUBLISHING (0.0%)
Advanstar Holdings Corp., expiring 10/15/11.     150             0
Ziff Davis Media, Inc., expiring 08/12/12. .   2,200            22
                                                        ----------

STEEL (0.0%)
Republic Technologies, expiring 07/15/09 . .     200             0
                                                        ----------

TELECOMMUNICATIONS & CELLULAR (0.0%)
McLeodUSA, Inc., expiring 04/16/07 . . . . .  10,348         4,243
                                                        ----------
TOTAL WARRANTS                                              35,889
                                                        ----------

TOTAL INVESTMENTS
(COST $207,959,338) (A) - 92.8%                        215,250,281

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%            16,603,472

NET ASSETS                                            $231,853,753
                                                        ----------
                                                        ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
**   Bond  in  default.
HYTOPS  High  Yield  Trust  Offered  Preferred  Securities
PIK     Paid-In-Kind

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                           GVIT  EQUITY  500  INDEX  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

-----------------------------------------------------------
SECURITY DESCRIPTION                    SHARES     VALUE
-----------------------------------------------------------

COMMON STOCKS (99.3%)

AEROSPACE/DEFENSE (1.5%)
Boeing Co. . . . . . . . . . . . . . .  23,262  $   798,352
General Dynamics Corp. . . . . . . . .   5,600      406,000
Goodrich Corp. . . . . . . . . . . . .   3,200       67,200
Lockheed Martin Corp.. . . . . . . . .  12,800      608,896
Northrop Grumman Corp. . . . . . . . .   5,131      442,754
Raytheon Co. . . . . . . . . . . . . .  11,500      377,660
Rockwell Collins, Inc. . . . . . . . .   5,014      123,495
United Technologies Corp.. . . . . . .  13,100      927,873
                                                 ----------
                                                  3,752,230
                                                 ----------

AGRICULTURAL OPERATIONS (0.1%)
Monsanto Co. . . . . . . . . . . . . .   7,295      157,864
                                                 ----------

AIRLINES (0.2%)
Delta Air Lines, Inc.. . . . . . . . .   3,800       55,784
Southwest Airlines Co. . . . . . . . .  21,150      363,780
                                                 ----------
                                                    419,564
                                                 ----------

APPAREL (0.4%)
Jones Apparel Group, Inc. (b). . . . .   3,700      108,262
Limited, Inc.. . . . . . . . . . . . .  14,200      220,100
Liz Claiborne, Inc.. . . . . . . . . .   2,900      102,225
Nike, Inc. Class B . . . . . . . . . .   7,400      395,826
Reebok International Ltd. (b). . . . .   1,700       57,171
V.F. Corp. . . . . . . . . . . . . . .   3,200      108,704
                                                 ----------
                                                    992,288
                                                 ----------

AUTOMOBILES (0.4%)
Ford Motor Co. . . . . . . . . . . . .  51,332      564,139
General Motors Corp. . . . . . . . . .  15,552      559,872
                                                 ----------
                                                  1,124,011
                                                 ----------

AUTOMOTIVE (0.1%)
AutoZone, Inc. (b) . . . . . . . . . .   2,600      197,522
                                                 ----------
AUTOMOTIVE & EQUIPMENT (0.5%)
AutoNation, Inc. (b) . . . . . . . . .   7,700      121,044
Cooper Tire & Rubber Co. . . . . . . .   1,800       31,662
Dana Corp. . . . . . . . . . . . . . .   4,300       49,708
Delphi Automotive Systems Corp.. . . .  16,000      138,080
Genuine Parts Co.. . . . . . . . . . .   5,000      160,050
Goodyear Tire & Rubber Co. . . . . . .   4,800       25,200
Harley-Davidson, Inc.. . . . . . . . .   8,400      334,824
Navistar International Corp. (b) . . .   1,700       55,471
Paccar, Inc. . . . . . . . . . . . . .   3,150      212,814
Visteon Corp.. . . . . . . . . . . . .   3,723       25,577
                                                 ----------
                                                  1,154,430
                                                 ----------

BANKS (7.2%)
AmSouth Bancorp. . . . . . . . . . . .  10,000      218,400
Bank of America Corp.. . . . . . . . .  41,749    3,299,424
Bank of New York Co., Inc. . . . . . .  21,428      616,055
Bank One Corp. . . . . . . . . . . . .  32,200    1,197,196
BB&T Corp. . . . . . . . . . . . . . .  13,000      445,900
Comerica, Inc. . . . . . . . . . . . .   4,900      227,850
Fifth Third Bancorp. . . . . . . . . .  15,985      916,580
First Tennessee National Corp. . . . .   3,400      149,294
Golden West Financial Corp.. . . . . .   4,300      344,043
Huntington Bancshares, Inc.. . . . . .   6,710      130,979
J.P. Morgan Chase & Co.. . . . . . . .  56,493    1,930,931
KeyCorp. . . . . . . . . . . . . . . .  11,800      298,186
Marshall & Ilsley Corp.. . . . . . . .   6,000      183,480
Mellon Financial Corp. . . . . . . . .  11,800      327,450
National City Corp.. . . . . . . . . .  17,200      562,612
Northern Trust Corp. . . . . . . . . .   6,100      254,919
PNC Bank Corp. . . . . . . . . . . . .   7,800      380,718
Regions Financial Corp.. . . . . . . .   6,200      209,436
SouthTrust Corp. . . . . . . . . . . .   9,600      261,120
SunTrust Banks, Inc. . . . . . . . . .   7,800      462,852
Synovus Financial Corp.. . . . . . . .   8,700      187,050
U.S. Bancorp . . . . . . . . . . . . .  53,268    1,305,066
Union Planters Corp. . . . . . . . . .   5,600      173,768
Wachovia Corp. . . . . . . . . . . . .  37,900    1,514,484
Wells Fargo Co.. . . . . . . . . . . .  46,859    2,361,694
Zions Bancorp. . . . . . . . . . . . .   2,400      121,464
                                                 ----------
                                                 18,080,951
                                                 ----------

BEVERAGES (2.8%)
Adolph Coors Co. . . . . . . . . . . .   1,100       53,878
Anheuser-Busch Companies, Inc. . . . .  23,643    1,206,975
Brown-Forman Corp. . . . . . . . . . .   1,600      125,792
Coca-Cola Co.. . . . . . . . . . . . .  68,812    3,193,565
Coca-Cola Enterprises, Inc.. . . . . .  12,600      228,690
Pepsi Bottling Group, Inc. . . . . . .   7,800      156,156
PepsiCo, Inc.. . . . . . . . . . . . .  48,130    2,141,785
                                                 ----------
                                                  7,106,841
                                                 ----------

BROADCASTING & PUBLISHING (1.1%)
American Greetings Corp. Class A (b) .   2,000       39,280
Clear Channel Communications, Inc. (b)  17,100      724,869
Donnelley (R.R.) & Sons Co. Class A. .   3,300       86,262
Dow Jones & Company, Inc.. . . . . . .   2,100       90,363
Gannett, Inc.. . . . . . . . . . . . .   7,400      568,394
Knight-Ridder, Inc.. . . . . . . . . .   2,200      151,646
McGraw-Hill Cos., Inc. . . . . . . . .   5,400      334,800
Meredith Corp. . . . . . . . . . . . .   1,500       66,000
New York Times Co. . . . . . . . . . .   4,200      191,100
Tribune Co.. . . . . . . . . . . . . .   8,564      413,641
                                                 ----------
                                                  2,666,355
                                                 ----------

BUILDING & BUILDING SUPPLIES (0.4%)
American Standard Cos., Inc. (b) . . .   2,000      147,860
Centex Corp. . . . . . . . . . . . . .   1,800      140,022
KB Home. . . . . . . . . . . . . . . .   1,200       74,376
Masco Corp.. . . . . . . . . . . . . .  13,381      319,137
Pulte Corp.. . . . . . . . . . . . . .   1,700      104,822
Vulcan Materials Co. . . . . . . . . .   2,792      103,499
                                                 ----------
                                                    889,716
                                                 ----------

BUSINESS & CONSUMER SERVICES (2.7%)
Apollo Group, Inc. (b) . . . . . . . .   4,800      296,448
Automatic Data Processing, Inc.. . . .  16,708      565,733
Cendant Corp. (b). . . . . . . . . . .  29,000      531,280
Cintas Corp. . . . . . . . . . . . . .   4,700      166,568
Concord EFS, Inc. (b). . . . . . . . .  14,600      214,912
Convergys Corp. (b). . . . . . . . . .   4,500       72,000
Deluxe Corp. . . . . . . . . . . . . .   1,700       76,160
eBay, Inc. (b) . . . . . . . . . . . .   8,800      916,784
Electronic Data Systems Corp.. . . . .  13,200      283,140
FedEx Corp.. . . . . . . . . . . . . .   8,400      521,052
First Data Corp. . . . . . . . . . . .  20,900      866,096
Fiserv, Inc. (b) . . . . . . . . . . .   5,450      194,075
Fluor Corp.. . . . . . . . . . . . . .   2,300       77,372

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                           GVIT  EQUITY  500  INDEX  FUND
        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (CONTINUED)

BUSINESS & CONSUMER SERVICES (CONTINUED)
Interpublic Group of Cos., Inc.. . . . .   11,100  $   148,518
Monster Worldwide, Inc. (b). . . . . . .    3,400       67,082
Moody's Corp.. . . . . . . . . . . . . .    4,054      213,686
Omnicom Group, Inc.. . . . . . . . . . .    5,300      380,010
PerkinElmer, Inc.. . . . . . . . . . . .    3,500       48,335
Pitney Bowes, Inc. . . . . . . . . . . .    6,500      249,665
Quintiles Transnational Corp. (b). . . .    3,600       51,084
Robert Half International, Inc. (b). . .    4,900       92,806
W.W. Grainger, Inc.. . . . . . . . . . .    2,600      121,576
Yahoo!, Inc. (b) . . . . . . . . . . . .   16,400      537,264
                                                    ----------
                                                     6,691,646
                                                    ----------

CASINOS & GAMBLING (0.1%)
International Game Technology, Inc. (b).    2,400      245,592
                                                    ----------

CHEMICALS & ALLIED PRODUCTS (1.3%)
Air Products & Chemicals, Inc. . . . . .    6,200      257,920
Dow Chemical Co. . . . . . . . . . . . .   25,366      785,331
Du Pont (E.I.) de Nemours & Co.. . . . .   27,700    1,153,428
Eastman Chemical Co. . . . . . . . . . .    2,300       72,841
Ecolab, Inc. . . . . . . . . . . . . . .    7,200      184,320
Engelhard Corp.. . . . . . . . . . . . .    3,300       81,741
Great Lakes Chemical Corp. . . . . . . .    1,500       30,600
Hercules, Inc. (b) . . . . . . . . . . .    3,200       31,680
Praxair, Inc.. . . . . . . . . . . . . .    4,600      276,460
Rohm & Haas Co.. . . . . . . . . . . . .    6,200      192,386
Sigma Aldrich Corp.. . . . . . . . . . .    2,100      113,778
                                                    ----------
                                                     3,180,485
                                                    ----------

COMMUNICATIONS (6.2%)
ADC Telecommunications, Inc. (b) . . . .   23,700       55,174
ALLTEL Corp. . . . . . . . . . . . . . .    8,700      419,514
Andrew Corp. (b) . . . . . . . . . . . .    2,600       23,920
AOL Time Warner, Inc. (b). . . . . . . .  124,421    2,001,934
AT&T Corp. . . . . . . . . . . . . . . .   21,462      413,144
AT&T Wireless Services, Inc. (b) . . . .   75,915      623,262
Avaya, Inc. (b). . . . . . . . . . . . .    8,966       57,920
BellSouth Corp.. . . . . . . . . . . . .   51,700    1,376,771
CenturyTel, Inc. . . . . . . . . . . . .    3,900      135,915
Ciena Corp. (b). . . . . . . . . . . . .   10,939       56,773
Citizens Communications Co. (b). . . . .    8,200      105,698
Comcast Corp. Class A (b). . . . . . . .   62,548    1,887,699
Comverse Technology, Inc. (b). . . . . .    5,300       79,659
Corning, Inc. (b). . . . . . . . . . . .   35,200      260,128
JDS Uniphase Corp. (b) . . . . . . . . .   39,300      137,943
Lucent Technologies, Inc. (b). . . . . .  115,100      233,653
Nextel Communications, Inc.
Non-Voting (b) . . . . . . . . . . . . .   28,100      508,048
Qualcomm, Inc. . . . . . . . . . . . . .   21,900      782,925
Qwest Communications International,
Inc. (b) . . . . . . . . . . . . . . . .   47,323      226,204
SBC Communications, Inc. . . . . . . . .   91,958    2,349,527
Scientific-Atlanta, Inc. . . . . . . . .    3,900       92,976
Sprint Corp. . . . . . . . . . . . . . .   25,400      365,760
Sprint Corp., PCS Group (b). . . . . . .   26,500      152,375
Tellabs, Inc. (b). . . . . . . . . . . .   11,000       72,270
Univision Communications, Inc.
Class A (b). . . . . . . . . . . . . . .    6,300      191,520
Verizon Communications, Inc. . . . . . .   76,502    3,018,003
                                                    ----------
                                                    15,628,715
                                                    ----------

COMPUTERS (5.6%)
Apple Computer, Inc. (b) . . . . . . . .    9,800      187,376
Cisco Systems, Inc. (b). . . . . . . . .  195,257    3,258,839
Computer Sciences Corp. (b). . . . . . .    5,400      205,848
Dell Computer Corp. (b). . . . . . . . .   71,400    2,281,944
Electronic Arts, Inc. (b). . . . . . . .    4,000      295,960
EMC Corp. (b). . . . . . . . . . . . . .   60,500      633,435
Gateway, Inc. (b). . . . . . . . . . . .    9,900       36,135
Hewlett Packard Co.. . . . . . . . . . .   85,000    1,810,500
International Business Machines Corp.. .   48,117    3,969,652
Lexmark International, Inc. (b). . . . .    3,500      247,695
NCR Corp. (b). . . . . . . . . . . . . .    2,900       74,298
Network Appliance, Inc. (b). . . . . . .    9,200      149,132
Siebel Systems, Inc. (b) . . . . . . . .   13,500      128,790
Sun Microsystems, Inc. (b) . . . . . . .   87,356      401,838
Symbol Technologies, Inc.. . . . . . . .    6,600       85,866
Unisys Corp. (b) . . . . . . . . . . . .    9,600      117,888
Veritas Software Corp. (b) . . . . . . .   11,200      321,104
                                                    ----------
                                                    14,206,300
                                                    ----------

CONSUMER PRODUCTS (2.6%)
Avon Products, Inc.. . . . . . . . . . .    6,600      410,520
Bemis Co., Inc.. . . . . . . . . . . . .    1,600       74,880
Black & Decker Corp. . . . . . . . . . .    2,300       99,935
Clorox Co. (The) . . . . . . . . . . . .    6,199      264,387
Colgate-Palmolive Co.. . . . . . . . . .   14,961      866,990
Fortune Brands, Inc. . . . . . . . . . .    4,000      208,800
Ingersoll Rand Co. . . . . . . . . . . .    4,700      222,404
Kimberly-Clark Corp. . . . . . . . . . .   14,300      745,602
Maytag Corp. . . . . . . . . . . . . . .    2,400       58,608
Newell Rubbermaid, Inc.. . . . . . . . .    7,500      210,000
Pall Corp. . . . . . . . . . . . . . . .    3,700       83,250
Stanley Works, Inc.. . . . . . . . . . .    2,300       63,480
The Procter & Gamble Co. . . . . . . . .   35,921    3,203,435
Tupperware Corp. . . . . . . . . . . . .    1,700       24,412
Whirlpool Corp.. . . . . . . . . . . . .    2,000      127,400
                                                    ----------
                                                     6,664,103
                                                    ----------

CONTAINERS (0.0%)
Ball Corp. . . . . . . . . . . . . . . .    1,500       68,265
                                                    ----------

COSMETICS & TOILETRIES (0.4%)
Alberto Culver Co. Class B . . . . . . .    1,700       86,870
Gillette Co. . . . . . . . . . . . . . .   29,000      923,940
International Flavor & Fragrances, Inc..    2,700       86,211
                                                    ----------
                                                     1,097,021
                                                    ----------

DRUGS & HEALTHCARE (11.7%)
Abbott Laboratories. . . . . . . . . . .   43,367    1,897,740
Allergan, Inc. . . . . . . . . . . . . .    3,700      285,270
Amerisource Bergen Corp. . . . . . . . .    2,954      204,860
Bausch & Lomb, Inc.. . . . . . . . . . .    1,600       60,000
Baxter International, Inc. . . . . . . .   16,600      431,600
Becton Dickinson & Co. . . . . . . . . .    7,000      271,950
Biogen, Inc. (b) . . . . . . . . . . . .    4,121      156,598
Bristol-Myers Squibb Co. . . . . . . . .   53,662    1,456,923
Cardinal Health, Inc.. . . . . . . . . .   12,453      800,728
Chiron Corp. (b) . . . . . . . . . . . .    5,200      227,344
CVS Corp.. . . . . . . . . . . . . . . .   11,154      312,647
Eli Lilly & Co.. . . . . . . . . . . . .   31,270    2,156,692
Forest Laboratories, Inc. (b). . . . . .   10,200      558,450
HCA, Inc.. . . . . . . . . . . . . . . .   14,300      458,172

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                           GVIT  EQUITY  500  INDEX  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (CONTINUED)

DRUGS & HEALTHCARE (CONTINUED)
Health Management Associates, Inc.
Class A. . . . . . . . . . . . . . . . .    6,800  $   125,460
Humana, Inc. (b) . . . . . . . . . . . .    5,000       75,500
IMS Health, Inc. . . . . . . . . . . . .    7,253      130,481
Johnson & Johnson. . . . . . . . . . . .   82,511    4,265,819
King Pharmaceuticals, Inc. (b) . . . . .    7,033      103,807
McKesson HBOC, Inc.. . . . . . . . . . .    8,200      293,068
Medimmune, Inc. (b). . . . . . . . . . .    7,009      254,917
Merck & Co., Inc.. . . . . . . . . . . .   62,364    3,776,140
Pfizer, Inc. . . . . . . . . . . . . . .  219,661    7,501,424
Schering Plough Corp.. . . . . . . . . .   41,000      762,600
Tenet Healthcare Corp. (b) . . . . . . .   12,900      150,285
UnitedHealth Group, Inc. . . . . . . . .   16,722      840,281
Watson Pharmaceutical, Inc. (b). . . . .    2,800      113,036
Wellpoint Health Networks, Inc. (b). . .    4,200      354,060
Wyeth. . . . . . . . . . . . . . . . . .   36,700    1,671,685
                                                   -----------
                                                    29,697,537
                                                   -----------

ELECTRONICS (4.4%)
Advanced Micro Devices, Inc. (b) . . . .   10,000       64,100
Agilent Technologies, Inc. (b) . . . . .   13,037      254,873
American Power Conversion Corp. (b). . .    5,200       81,068
General Electric Co. . . . . . . . . . .  278,048    7,974,417
Johnson Controls, Inc. . . . . . . . . .    2,500      214,000
Molex, Inc.. . . . . . . . . . . . . . .    5,125      138,324
Motorola, Inc. . . . . . . . . . . . . .   64,400      607,292
Power-One, Inc. (b). . . . . . . . . . .    2,300       16,445
Radioshack Corp. . . . . . . . . . . . .    4,500      118,395
Rockwell International Corp. . . . . . .    5,000      119,200
Sanmina Corp. (b). . . . . . . . . . . .   13,000       82,030
Solectron Corp. (b). . . . . . . . . . .   24,600       92,004
Tektronix, Inc. (b). . . . . . . . . . .    2,100       45,360
Teradyne, Inc. (b) . . . . . . . . . . .    5,500       95,205
Texas Instruments, Inc.. . . . . . . . .   48,100      846,560
Thomas & Betts Corp. (b) . . . . . . . .    1,700       24,565
Xilinx, Inc. (b) . . . . . . . . . . . .    9,200      232,852
                                                   -----------
                                                    11,006,690
                                                   -----------

ENTERTAINMENT (0.4%)
Walt Disney Co.. . . . . . . . . . . . .   56,800    1,121,800
                                                   -----------

FINANCE (6.9%)
AMBAC Financial Group, Inc.. . . . . . .    2,950      195,438
American Express Co. . . . . . . . . . .   36,600    1,530,245
Bear Stearns Cos., Inc.. . . . . . . . .    2,800      202,776
Capital One Financial Corp.. . . . . . .    6,100      299,998
Citigroup, Inc.. . . . . . . . . . . . .  142,854    6,114,150
Countrywide Credit Industries, Inc.. . .    3,600      250,452
Equifax, Inc.. . . . . . . . . . . . . .    3,700       96,200
FleetBoston Financial Corp.. . . . . . .   29,212      867,889
Franklin Resources, Inc. . . . . . . . .    7,300      285,211
H&R Block, Inc.. . . . . . . . . . . . .    5,000      216,250
Hartford Financial Services Group, Inc..    7,600      382,736
Lehman Brothers Holdings, Inc. . . . . .    6,667      443,222
MBNA Corp. . . . . . . . . . . . . . . .   35,850      747,114
Merrill Lynch & Co.. . . . . . . . . . .   25,700    1,199,676
Morgan Stanley Dean Witter & Co. . . . .   30,100    1,286,775
North Fork Bancorp, Inc. . . . . . . . .    4,700      160,082
Paychex, Inc.. . . . . . . . . . . . . .   10,250      300,428
Providian Financial Corp. (b). . . . . .    8,800       81,488
Prudential Financial, Inc. . . . . . . .   15,600      524,940
SLM Corp.. . . . . . . . . . . . . . . .   12,900      505,293
State Street Corp. . . . . . . . . . . .    9,300      366,420
T Rowe Price Group, Inc. . . . . . . . .    3,300      124,575
Washington Mutual, Inc.. . . . . . . . .   26,315    1,086,810
                                                   -----------
                                                    17,268,168
                                                   -----------

FINANCE - INVESTMENT & OTHER (1.9%)
Charter One Financial, Inc.. . . . . . .    6,378      198,866
Fannie Mae . . . . . . . . . . . . . . .   27,286    1,840,167
Federated Investors, Inc.. . . . . . . .    2,600       71,292
Freddie Mac. . . . . . . . . . . . . . .   19,300      979,861
Goldman Sachs Group, Inc.. . . . . . . .   13,100    1,097,125
Janus Capital Group, Inc.. . . . . . . .    6,200      101,680
Schwab (Charles) Corp. . . . . . . . . .   37,850      381,907
                                                   -----------
                                                     4,670,898
                                                   -----------

FOOD & FOOD DISTRIBUTORS (1.8%)
Albertson's, Inc.. . . . . . . . . . . .   10,659      204,653
Archer-Daniels Midland Co. . . . . . . .   18,537      238,571
Campbell Soup Co.. . . . . . . . . . . .   11,600      284,200
ConAgra, Inc.. . . . . . . . . . . . . .   15,000      354,000
General Mills, Inc.. . . . . . . . . . .   10,300      488,323
Heinz (H.J.) Co. . . . . . . . . . . . .    9,800      323,204
Hershey Foods Corp.. . . . . . . . . . .    3,800      264,708
Kellogg Co.. . . . . . . . . . . . . . .   11,400      391,818
Kroger Co. (b) . . . . . . . . . . . . .   20,800      346,944
McCormick & Co.. . . . . . . . . . . . .    3,900      106,080
Safeway, Inc. (b). . . . . . . . . . . .   12,400      253,704
Sara Lee Corp. . . . . . . . . . . . . .   21,829      410,603
Sysco Corp.. . . . . . . . . . . . . . .   18,400      552,736
Wrigley (Wm.) Jr. Co.. . . . . . . . . .    6,200      348,626
                                                   -----------
                                                     4,568,170
                                                   -----------

FORESTRY (0.1%)
Plum Creek Timber Co., Inc.. . . . . . .    5,124      132,968
                                                   -----------

HOTELS & RESTAURANTS (0.3%)
Harrah's Entertainment, Inc. (b) . . . .    3,100      124,744
Hilton Hotels Corp.. . . . . . . . . . .   10,400      133,016
Marriott International, Inc. Class A . .    6,600      253,572
Starwood Hotels & Resorts
Worldwide, Inc.. . . . . . . . . . . . .    5,800      165,822
                                                   -----------
                                                       677,154
                                                   -----------

INDUSTRIAL CONGLOMERATE (0.6%)
3M Co. . . . . . . . . . . . . . . . . .   10,819    1,395,435
                                                   -----------

INDUSTRIAL DIVERSIFIED (0.1%)
Parker-Hannifin Corp.. . . . . . . . . .    3,200      134,368
Sherwin Williams Co. . . . . . . . . . .    4,100      110,208
                                                   -----------
                                                       244,576
                                                   -----------

INSURANCE (4.4%)
ACE Ltd. . . . . . . . . . . . . . . . .    7,412      254,157
Aetna, Inc.. . . . . . . . . . . . . . .    4,300      258,860
AFLAC, Inc.. . . . . . . . . . . . . . .   14,400      442,800
Allstate Corp. . . . . . . . . . . . . .   19,500      695,175
American International Group, Inc. . . .   72,468    3,998,785
AON Corp.. . . . . . . . . . . . . . . .    8,600      207,088
Chubb Corp.. . . . . . . . . . . . . . .    5,100      306,000
Cigna Corp.. . . . . . . . . . . . . . .    3,800      178,372
Cincinnati Financial Corp. . . . . . . .    4,400      163,196

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                           GVIT  EQUITY  500  INDEX  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES      VALUE
------------------------------------------------------------

COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Jefferson-Pilot Corp.. . . . . . . . .    3,981  $   165,052
John Hancock Financial Services, Inc..    7,900      242,767
Lincoln National Corp. . . . . . . . .    4,700      167,461
Loews Corp.. . . . . . . . . . . . . .    5,067      239,618
Marsh & McLennan Cos., Inc.. . . . . .   14,800      755,836
MBIA, Inc. . . . . . . . . . . . . . .    4,050      197,438
MetLife, Inc.. . . . . . . . . . . . .   21,200      600,384
MGIC Investment Corp.. . . . . . . . .    2,800      130,592
Principal Financial Group. . . . . . .    8,800      283,800
Progressive Corp.. . . . . . . . . . .    6,000      438,600
Safeco Corp. . . . . . . . . . . . . .    3,700      130,536
St. Paul Cos., Inc.. . . . . . . . . .    6,300      230,013
Torchmark Corp.. . . . . . . . . . . .    3,100      115,475
Travelers Property Casualty Corp.
Class B. . . . . . . . . . . . . . . .   27,686      436,608
UnumProvident Corp.. . . . . . . . . .    6,800       91,188
XL Capital Ltd. Class A. . . . . . . .    3,800      315,400
                                                 -----------
                                                  11,045,201
                                                 -----------

LEISURE & AMUSEMENTS (0.1%)
Mattel, Inc. . . . . . . . . . . . . .   12,000      227,040
                                                 -----------

LEISURE & ENTERTAINMENT (0.2%)
Carnival Corp. Class A . . . . . . . .   17,300      562,423
                                                 -----------

LEISURE & RECREATION PRODUCTS (0.0%)
Brunswick Corp.. . . . . . . . . . . .    2,800       70,056
                                                 -----------

MACHINERY & HEAVY EQUIPMENT (0.4%)
Caterpillar, Inc.. . . . . . . . . . .    9,600      534,336
Deere & Co.. . . . . . . . . . . . . .    6,700      306,190
Dover Corp.. . . . . . . . . . . . . .    5,400      161,784
McDermott International, Inc. (b). . .    1,700       10,761
                                                 -----------
                                                   1,013,071
                                                 -----------

MACHINERY & INSTRUMENTATION (0.0%)
Snap-On, Inc.. . . . . . . . . . . . .    1,400       40,642
                                                 -----------

MANUFACTURING (1.4%)
Alcoa, Inc.. . . . . . . . . . . . . .   23,440      597,720
Cooper Industries, Inc.. . . . . . . .    2,515      103,870
Crane Co.. . . . . . . . . . . . . . .    1,900       42,997
Cummins Engine Co., Inc. . . . . . . .    1,300       46,657
Danaher Corp.. . . . . . . . . . . . .    4,300      292,615
Eaton Corp.. . . . . . . . . . . . . .    2,000      157,220
Honeywell International, Inc.. . . . .   23,600      633,660
Millipore Corp. (b). . . . . . . . . .    1,400       62,118
PPG Industries, Inc. . . . . . . . . .    4,600      233,404
Sealed Air Corp. (b) . . . . . . . . .    2,200      104,852
Textron, Inc.. . . . . . . . . . . . .    3,600      140,472
Thermo Electron Corp. (b). . . . . . .    4,500       94,590
Tyco International Ltd.. . . . . . . .   55,856    1,060,146
                                                 -----------
                                                   3,570,321
                                                 -----------

MANUFACTURING EQUIPMENT (0.3%)
Illinois Tool Works, Inc.. . . . . . .    8,500      559,725
ITT Industries, Inc. . . . . . . . . .    2,500      163,650
                                                 -----------
                                                     723,375
                                                 -----------

MEDIA (0.8%)
Viacom, Inc. Class B (b) . . . . . . .   48,735    2,127,770
                                                 -----------

MEDICAL & MEDICAL SERVICES (1.1%)
Amgen Corp. (b). . . . . . . . . . . .   35,032  $ 2,327,526
Anthem, Inc. (b) . . . . . . . . . . .    4,000      308,600
Manor Care, Inc. (b) . . . . . . . . .    2,200       55,022
Quest Diagnostics, Inc. (b). . . . . .    3,000      191,400
                                                 -----------
                                                   2,882,548
                                                 -----------

MEDICAL EQUIPMENT & SUPPLIES (1.5%)
Applera Corp.. . . . . . . . . . . . .    5,600      106,568
Bard (C.R.), Inc.. . . . . . . . . . .    1,400       99,834
Boston Scientific Corp. (b). . . . . .   11,300      690,430
Genzyme Corp. (b). . . . . . . . . . .    5,800      242,440
Guidant Corp.. . . . . . . . . . . . .    8,600      381,754
Medtronic, Inc.. . . . . . . . . . . .   33,800    1,621,386
Stryker Corp.. . . . . . . . . . . . .    5,600      388,472
Waters Corp. (b) . . . . . . . . . . .    3,400       99,042
Zimmer Holdings, Inc. (b). . . . . . .    5,326      239,936
                                                 -----------
                                                   3,869,862
                                                 -----------

MEDICAL INSTRUMENTS (0.2%)
Biomet, Inc. . . . . . . . . . . . . .    7,151      204,948
St. Jude Medical, Inc. (b) . . . . . .    4,900      281,750
                                                 -----------
                                                     486,698
                                                 -----------

METALS & MINING (0.2%)
Freeport-McMoRan Copper & Gold, Inc. .    4,000       98,000
Newmont Mining Corp. . . . . . . . . .   10,958      355,697
Phelps Dodge Corp. (b) . . . . . . . .    2,500       95,850
Worthington Industries, Inc. . . . . .    2,700       36,180
                                                 -----------
                                                     585,727
                                                 -----------

OFFICE EQUIPMENT & SUPPLIES (0.2%)
Avery Dennison Corp. . . . . . . . . .    3,000      150,600
Xerox Corp. (b). . . . . . . . . . . .   21,700      229,803
                                                 -----------
                                                     380,403
                                                 -----------

OIL & GAS (5.7%)
Amerada Hess Corp. . . . . . . . . . .    2,600      127,868
Anadarko Petroleum Corp. . . . . . . .    6,949      309,022
Apache Corp. . . . . . . . . . . . . .    4,399      286,199
Ashland, Inc.. . . . . . . . . . . . .    1,700       52,156
Baker Hughes, Inc. . . . . . . . . . .    9,500      318,915
Burlington Resources, Inc. . . . . . .    5,600      302,792
ChevronTexaco Corp.. . . . . . . . . .   29,590    2,136,398
ConocoPhillips . . . . . . . . . . . .   18,766    1,028,377
Devon Energy Corp. . . . . . . . . . .    6,400      341,760
El Paso Corp.. . . . . . . . . . . . .   16,377      132,326
EOG Resources, Inc.. . . . . . . . . .    3,200      133,888
Exelon Corp. . . . . . . . . . . . . .    8,812      527,046
Exxon Mobil Corp.. . . . . . . . . . .  185,754    6,670,426
Kerr-McGee Corp. . . . . . . . . . . .    2,700      120,960
KeySpan Corp.. . . . . . . . . . . . .    4,200      148,890
Kinder Morgan, Inc.. . . . . . . . . .    3,300      180,345
Marathon Oil Corp. . . . . . . . . . .    8,600      226,610
Nabors Industries, Inc. (b). . . . . .    4,100      162,155
Noble Corp. (b). . . . . . . . . . . .    3,600      123,480
Occidental Petroleums Corp.. . . . . .   10,500      352,275
Sunoco, Inc. . . . . . . . . . . . . .    2,100       79,254
Transocean Sedco Forex, Inc. . . . . .    8,800      193,336
Unocal Corp. . . . . . . . . . . . . .    7,200      206,568
Williams Cos., Inc.. . . . . . . . . .   13,600      107,440
                                                 -----------
                                                  14,268,486
                                                 -----------

                                       45
--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                           GVIT  EQUITY  500  INDEX  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------------
SECURITY DESCRIPTION                          SHARES      VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

OIL EQUIPMENT & SERVICES (0.5%)
BJ Services Co. (b). . . . . . . . . . . . .    4,300  $   160,648
Halliburton Co.. . . . . . . . . . . . . . .   12,100      278,300
Rowan Cos., Inc. (b) . . . . . . . . . . . .    2,900       64,960
Schlumberger Ltd.. . . . . . . . . . . . . .   16,290      774,915
                                                       -----------
                                                         1,278,823
                                                       -----------

PAPER & FOREST PRODUCTS (0.4%)
Boise Cascade Corp.. . . . . . . . . . . . .    1,700       40,630
Georgia-Pacific Corp.. . . . . . . . . . . .    6,790      128,671
International Paper Co.. . . . . . . . . . .   13,221      472,386
Louisiana-Pacific Corp. (b). . . . . . . . .    2,300       24,932
MeadWestvaco Corp. . . . . . . . . . . . . .    5,707      140,963
Pactiv Corp. (b) . . . . . . . . . . . . . .    4,500       88,695
Temple Inland, Inc.. . . . . . . . . . . . .    1,500       64,365
                                                       -----------
                                                           960,642
                                                       -----------

PHOTOGRAPHY EQUIPMENT & SUPPLIES (0.1%)
Eastman Kodak Co.. . . . . . . . . . . . . .    8,200      224,270
                                                       -----------

RAILROADS (0.4%)
Burlington Northern Santa Fe Corp. . . . . .   10,400      295,776
CSX Corp.. . . . . . . . . . . . . . . . . .    6,200      186,558
Norfolk Southern Corp. . . . . . . . . . . .   10,500      201,600
Union Pacific Corp. Series A . . . . . . . .    7,000      406,140
                                                       -----------
                                                         1,090,074
                                                       -----------

REAL ESTATE (0.1%)
Weyerhaeuser Co. . . . . . . . . . . . . . .    6,100      329,400
                                                       -----------

REITS (0.3%)
Apartment Investment & Management Co.           2,600       89,960
Equity Office Properties Trust . . . . . . .   11,400      307,914
Equity Residential Property Trust. . . . . .    7,500      194,625
Simon Property Group, Inc. . . . . . . . . .    5,200      202,956
                                                       -----------
                                                           795,455
                                                       -----------

RESTAURANTS (0.6%)
Darden Restaurants, Inc. . . . . . . . . . .    4,450       84,461
McDonald's Corp. . . . . . . . . . . . . . .   35,200      776,512
Starbucks Corp. (b). . . . . . . . . . . . .   10,800      264,816
Wendy's International, Inc.. . . . . . . . .    3,200       92,704
Yum! Brands, Inc. (b). . . . . . . . . . . .    8,000      236,480
                                                       -----------
                                                         1,454,973
                                                       -----------

RETAIL MERCHANDISING (6.4%)
Bed Bath & Beyond, Inc. (b). . . . . . . . .    8,200      318,242
Best Buy Co., Inc. (b) . . . . . . . . . . .    8,850      388,692
Big Lots, Inc. (b) . . . . . . . . . . . . .    3,200       48,128
Circuit City Stores, Inc.. . . . . . . . . .    6,300       55,440
Costco Wholesale Corp. (b) . . . . . . . . .   12,700      464,820
Dillards, Inc. . . . . . . . . . . . . . . .    2,300       30,981
Dollar General Corp. . . . . . . . . . . . .    8,875      162,058
Family Dollar Stores, Inc. . . . . . . . . .    4,900      186,935
Federated Department Stores, Inc.. . . . . .    5,400      198,990
Gap, Inc.. . . . . . . . . . . . . . . . . .   24,900      467,124
Hasbro, Inc. . . . . . . . . . . . . . . . .    4,400       76,956
Home Depot, Inc. . . . . . . . . . . . . . .   64,482    2,135,644
Kohl's Corp. (b) . . . . . . . . . . . . . .    9,400      482,972
Leggett & Platt, Inc.. . . . . . . . . . . .    5,500      112,750
Lowe's Companies, Inc. . . . . . . . . . . .   21,586      927,119
May Department Stores Co.. . . . . . . . . .    8,200      182,532
Nordstrom, Inc.. . . . . . . . . . . . . . .    3,500       68,320
Office Depot, Inc. (b) . . . . . . . . . . .    9,000      130,590
Penney (J.C) Co., Inc. . . . . . . . . . . .    7,400      124,690
Sears, Roebuck & Co. . . . . . . . . . . . .    8,600      289,304
Staples, Inc. (b). . . . . . . . . . . . . .   13,100      240,385
Supervalu, Inc.. . . . . . . . . . . . . . .    4,000       85,280
Target Corp. . . . . . . . . . . . . . . . .   25,116      950,389
Tiffany & Co.. . . . . . . . . . . . . . . .    4,100      133,988
TJX Cos., Inc. . . . . . . . . . . . . . . .   14,700      276,948
Toys "R" Us, Inc. (b). . . . . . . . . . . .    6,100       73,932
Wal-Mart Stores, Inc.. . . . . . . . . . . .  121,788    6,536,361
Walgreen Co. . . . . . . . . . . . . . . . .   28,700      863,870
Winn-Dixie Stores, Inc.. . . . . . . . . . .    3,700       45,547
                                                       -----------
                                                        16,058,987
                                                       -----------

SEMICONDUCTORS (2.8%)
Altera Corp. (b) . . . . . . . . . . . . . .   10,400      170,560
Analog Devices, Inc. (b) . . . . . . . . . .   10,200      355,164
Applied Materials, Inc. (b). . . . . . . . .   46,000      729,560
Applied Micro Circuits Corp. (b) . . . . . .    9,200       55,660
Broadcom Corp. Class A (b) . . . . . . . . .    7,400      184,334
Intel Corp.. . . . . . . . . . . . . . . . .  181,773    3,777,970
Jabil Circuit, Inc. (b). . . . . . . . . . .    5,800      128,180
KLA-Tencor Corp. (b) . . . . . . . . . . . .    5,200      241,748
Linear Technology Corp.. . . . . . . . . . .    8,900      286,669
LSI Logic Corp. (b). . . . . . . . . . . . .   11,100       78,588
Maxim Integrated Products, Inc.. . . . . . .    9,100      311,129
Micron Technology, Inc. (b). . . . . . . . .   17,300      201,199
National Semiconductor Corp. (b) . . . . . .    5,300      104,516
Novellus Systems, Inc. (b) . . . . . . . . .    4,300      157,470
NVIDIA Corp. (b) . . . . . . . . . . . . . .    4,500      103,545
PMC-Sierra, Inc. (b) . . . . . . . . . . . .    5,000       58,650
QLogic Corp. (b) . . . . . . . . . . . . . .    2,600      125,658
                                                       -----------
                                                         7,070,600
                                                       -----------

SOFTWARE (4.5%)
Adobe Systems, Inc.. . . . . . . . . . . . .    6,300      202,041
Autodesk, Inc. . . . . . . . . . . . . . . .    2,865       46,298
BMC Software, Inc. (b) . . . . . . . . . . .    6,800      111,044
Citrix Systems, Inc. (b) . . . . . . . . . .    4,600       93,656
Computer Associates International, Inc.. . .   15,800      352,024
Compuware Corp. (b). . . . . . . . . . . . .   11,200       64,624
Intuit, Inc. (b) . . . . . . . . . . . . . .    5,600      249,368
Mercury Interactive Corp. (b). . . . . . . .    2,500       96,525
Microsoft Corp.. . . . . . . . . . . . . . .  298,640    7,648,171
Novell, Inc. (b) . . . . . . . . . . . . . .   10,200       31,416
Oracle Corp. (b) . . . . . . . . . . . . . .  146,808    1,764,632
Parametric Technology Corp. (b). . . . . . .    8,400       25,620
PeopleSoft, Inc. (b) . . . . . . . . . . . .    8,700      153,033
Sungard Data Systems, Inc. (b) . . . . . . .    7,700      199,507
Symantec Corp. (b) . . . . . . . . . . . . .    4,000      175,440
                                                       -----------
                                                        11,213,399
                                                       -----------

STEEL (0.1%)
Allegheny Teledyne, Inc. . . . . . . . . . .    2,800       18,480
Nucor Corp.. . . . . . . . . . . . . . . . .    2,300      112,355
USX- U.S. Steel Corp.. . . . . . . . . . . .    2,900       47,473
                                                       -----------
                                                           178,308
                                                       -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                           GVIT  EQUITY  500  INDEX  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES     VALUE
------------------------------------------------------------

COMMON STOCKS (CONTINUED)

TOBACCO (1.1%)
Altria Group, Inc. . . . . . . . . . .  56,300  $  2,558,272
R.J. Reynolds Tobacco. . . . . . . . .   2,200        81,862
UST, Inc.. . . . . . . . . . . . . . .   4,600       161,138
                                                ------------
                                                   2,801,272
                                                ------------

TRAVEL (0.0%)
Sabre Holdings, Inc. . . . . . . . . .   4,168       102,741
                                                ------------

TRUCKING (0.8%)
Ryder System, Inc. . . . . . . . . . .   2,000        51,240
United Parcel Service Class B. . . . .  31,300     1,993,810
                                                ------------
                                                   2,045,050
                                                ------------

UTILITIES (2.7%)
AES Corp. (b). . . . . . . . . . . . .  17,000       107,950
Allegheny Energy, Inc. . . . . . . . .   3,800        32,110
Ameren Corp. . . . . . . . . . . . . .   4,300       189,630
American Electric Power Co.. . . . . .  10,560       315,005
Calpine Corp. (b). . . . . . . . . . .  10,600        69,960
Centerpoint Energy, Inc. . . . . . . .   9,200        74,980
Cinergy Corp.. . . . . . . . . . . . .   4,600       169,234
CMS Energy Corp. . . . . . . . . . . .   4,000        32,400
Consolidated Edison, Inc.. . . . . . .   6,100       264,008
Constellation Energy Group, Inc. . . .   4,500       154,350
Dominion Resources, Inc. . . . . . . .   8,500       546,295
DTE Energy Co. . . . . . . . . . . . .   4,700       181,608
Duke Energy Corp.. . . . . . . . . . .  24,500       488,775
Dynegy, Inc. Class A . . . . . . . . .  10,900        45,780
Edison International (b) . . . . . . .   8,800       144,584
Emerson Electric Co. . . . . . . . . .  11,800       602,980
Entergy Corp.. . . . . . . . . . . . .   6,100       321,958
FirstEnergy Corp.. . . . . . . . . . .   8,086       310,907
FPL Group, Inc.. . . . . . . . . . . .   5,000       334,250
Mirant Corp. (b) . . . . . . . . . . .  12,529        36,334
Nicor, Inc.. . . . . . . . . . . . . .   1,300        48,243
NiSource, Inc. . . . . . . . . . . . .   6,664       126,616
People's Energy Corp.. . . . . . . . .   1,100        47,179
PG&E Corp. (b) . . . . . . . . . . . .  11,100       234,765
Pinnacle West Capital Corp.. . . . . .   2,400        89,880
PP&L Corp. . . . . . . . . . . . . . .   4,500       193,500
Progress Energy, Inc.. . . . . . . . .   6,626       290,881
Public Service Enterprise Group, Inc..   6,200       261,950
Sempra Energy. . . . . . . . . . . . .   5,607       159,968
Southern Co. . . . . . . . . . . . . .  20,000       623,200
Teco Energy, Inc.. . . . . . . . . . .   4,500        53,955
TXU Corp.. . . . . . . . . . . . . . .   8,900       199,805
Xcel Energy, Inc.. . . . . . . . . . .  10,680       160,627
                                                ------------
                                                   6,913,667
                                                ------------

WASTE MANAGEMENT (0.2%)
Allied Waste Industries, Inc. (b). . .   5,900        59,295
Waste Management, Inc. . . . . . . . .  16,300       392,667
                                                ------------
                                                     451,962
                                                ------------
TOTAL COMMON STOCKS                              249,930,541
                                                ------------

TOTAL INVESTMENTS
(COST $331,967,381) (A) - 99.3%                  249,930,541

OTHER ASSETS IN
EXCESS OF LIABILITIES - 0.7%                       1,736,425
                                                ------------

NET ASSETS - 100.0%                             $251,666,966
                                                ------------
                                                ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
REIT  Real  Estate  Investment  Trust

AT  JUNE  30,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS  WERE  AS  FOLLOWS:

                                          MARKET
                                           VALUE       UNREALIZED
NUMBER OF  SHORT                        COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS*       EXPIRATION   CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------------
        8  S&P 500 Fortune     9/20/03  $ 1,946,600  $      (65,139)

*  Cash  pledged  as  collateral

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                     VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

---------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
---------------------------------------------------------------

CORPORATE BONDS (35.0%)

ADVERTISING (0.2%)
Interep National Radio Sales, Inc.,
10.00%, 07/01/08 $. . . . . . . . . . .     250,000  $  212,500
RH Donnelley Financial Corp.,
10.88%, 12/15/12 (c). . . . . . . . . .     120,000     139,800
                                                     ----------
                                                        352,300
                                                     ----------

AEROSPACE/DEFENSE (0.4%)
Goodrich (BF) Corp., 7.63%, 12/15/12. .     150,000     171,102
Lockheed Martin, 7.75%, 05/01/26. . . .     190,000     237,053
Lockheed Martin, 8.50%, 12/01/29. . . .     275,000     373,778
Raytheon Co., 8.30%, 03/01/10 . . . . .     150,000     184,279
                                                     ----------
                                                        966,212
                                                     ----------

AGRICULTURAL PRODUCTS (0.1%)
Monsanto Co., 7.38%, 08/15/12 . . . . .     160,000     190,774
                                                     ----------

AIRLINES (0.2%)
Air Canada, 10.25%, 03/15/11 (f). . . .     175,000      78,750
Continental Airlines, Inc.,
6.65%, 09/15/17 . . . . . . . . . . . .      78,433      75,653
Continental Airlines, Inc.,
6.90%, 01/02/18 . . . . . . . . . . . .     365,010     354,471
                                                     ----------
                                                        508,874
                                                     ----------

AUTO PARTS & EQUIPMENT (0.6%)
Arvinmeritor, Inc., 6.63%, 06/15/07 . .      85,000      88,188
Arvinmeritor, Inc., 8.75%, 03/01/12 . .     300,000     336,000
Collins & Aikman Products,
10.75%, 12/31/11. . . . . . . . . . . .     120,000     105,600
Lear Corp., 8.11%, 05/15/09 . . . . . .     360,000     412,200
Metaldyne Corp., 11.00%, 06/15/12 . . .     225,000     186,750
TRW Automotive, 9.38%, 02/15/13 (c) . .     265,000     287,525
                                                     ----------
                                                      1,416,263
                                                     ----------

AUTOMOTIVE (0.6%)
Autonation, Inc., 9.00%, 08/01/08 . . .     195,000     216,450
Daimler Chrysler NA Holdings,
8.50%, 01/18/31 . . . . . . . . . . . .     340,000     400,474
Ford Motor Co., 6.63%, 10/01/28 . . . .      75,000      62,408
Ford Motor Co., 7.45%, 07/16/31 . . . .     265,000     242,757
General Motors Corp., 8.38%, 07/15/33 .     300,000     295,869
Sonic Automotive, Inc.,
11.00%, 08/01/08. . . . . . . . . . . .     175,000     185,500
                                                     ----------
                                                      1,403,458
                                                     ----------

BANKING (0.9%)
Bank One Corp., 6.00%, 02/17/09 . . . .     295,000     333,652
Chase Manhattan Corp.,
7.00%, 11/15/09 . . . . . . . . . . . .     240,000     284,670
JP Morgan Chase & Co.,
5.35%, 03/01/07 . . . . . . . . . . . .     295,000     323,023
KFW International Finance,
2.05%, 09/21/09 JP. . . . . . . . . . .  94,000,000     857,428
Washington Mutual Bank,
5.50%, 01/15/13 . . . . . . . . . . . .     300,000     327,035
                                                     ----------
                                                      2,125,808
                                                     ----------

BROADCAST MEDIA (1.0%)
Clear Channel Communications,
7.65%, 09/15/10 . . . . . . . . . . . .     305,000     367,036
Echostar DBS Corp., 9.13%, 01/15/09 . .     440,000     491,700
Echostar DBS Corp., 9.38%, 02/01/09 . .     200,000     213,250
Liberty Media Corp.,
5.70%, 05/15/13 . . . . . . . . . . . .     325,000     330,369
News America, Inc., 7.30%, 04/30/28 . .     105,000     119,233
NextMedia Operating, Inc.,
10.75%, 07/01/11. . . . . . . . . . . .     175,000     196,000
Pegasus Communications Corp.,
12.38%, 08/01/06. . . . . . . . . . . .     200,000     187,000
Salem Communications Holding Corp.,
9.00%, 07/01/11 . . . . . . . . . . . .     350,000     376,688
Vivendi Universal SA,
9.25%, 04/15/10 (c) . . . . . . . . . .      85,000      96,688
                                                     ----------
                                                      2,377,964
                                                     ----------

BUSINESS SERVICES (0.4%)
Electronic Data Systems,
6.00%, 08/01/13 (c) . . . . . . . . . .     235,000     229,102
Iron Mountain, Inc., 8.63%, 04/01/13. .     195,000     208,650
Iron Mountain, Inc., 7.75%, 01/15/15. .     100,000     105,750
Iron Mountain, Inc., 6.63%, 01/01/16. .      90,000      88,650
Muzak LLC, 10.00%, 02/15/09 (c) . . . .     170,000     178,075
Muzak LLC, 9.88%, 03/15/09. . . . . . .     110,000     104,500
                                                     ----------
                                                        914,727
                                                     ----------

CABLE (1.6%)
British Sky Broadcasting Group,
6.88%, 02/23/09 . . . . . . . . . . . .     325,000     367,250
British Sky Broadcasting Group,
8.20%, 07/15/09 . . . . . . . . . . . .     520,000     616,199
Charter Communications, LLC,
8.63%, 04/01/09 . . . . . . . . . . . .     465,000     334,800
Charter Communications, LLC,
Series B, 10.25%, 01/15/10. . . . . . .     140,000     105,700
Comcast Cable Communication, Inc.
6.75%, 01/30/11 . . . . . . . . . . . .     480,000     550,978
Cox Communications, Inc.,
7.13%, 10/01/12 . . . . . . . . . . . .     240,000     286,592
CSC Holdings, Inc., 8.13%, 07/15/09 . .     325,000     335,563
CSC Holdings, Inc., 9.88%, 02/15/13 . .     155,000     161,975
DIRECTV Holdings,
8.38%, 03/15/13 (c) . . . . . . . . . .     515,000     574,225
LodgeNet Entertainment Corp.,
9.50%, 06/15/13 . . . . . . . . . . . .      65,000      66,625
Rogers Cable, Inc., 6.25%, 06/15/13 (c)      85,000      84,788
TCI Communications, Inc.,
7.88%, 02/15/26 . . . . . . . . . . . .     155,000     181,698
                                                     ----------
                                                      3,666,393
                                                     ----------

CHEMICALS/PLASTICS (0.9%)
Ashland, Inc., 7.83%, 08/15/05. . . . .     200,000     215,985
Equistar Chemical, 10.13%, 09/01/08 . .     330,000     339,900
FMC Corp., 10.25%, 11/01/09 . . . . . .     105,000     118,125
Huntsman Corp., 10.13%, 07/01/09. . . .     360,000     345,600
ISP, Inc., 10.63%, 12/15/09 . . . . . .     410,000     435,625
JohnsonDiversey, Inc., 9.63%, 05/15/12.     180,000     201,150
Lyondell Chemical Co., 9.63%, 05/01/07.     110,000     107,800
Millennium America, Inc.,
9.25%, 06/15/08 . . . . . . . . . . . .     260,000     279,500
                                                     ----------
                                                      2,043,685
                                                     ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                     VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND

STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------------------
SECURITY DESCRIPTION                       PRINCIPAL     VALUE
-----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

CONSTRUCTION & BUILDING MATERIALS (1.3%)
Centex Corp., 7.50%, 01/15/12 . . . . . .  $  160,000  $  190,200
KB Home, 7.75%, 02/01/10. . . . . . . . .     190,000     205,438
Kennametal, Inc., 7.20%, 06/15/12 . . . .     280,000     306,444
M.D.C. Holdings, Inc., 7.00%, 12/01/12. .      55,000      60,867
Meadwestvaco Corp., 6.85%, 04/01/12 . . .     170,000     196,241
Meadwestvaco Corp., 6.50%, 08/15/32 . . .      70,000      77,692
Meritage Corp., 9.75%, 06/01/11 (c) . . .      75,000      82,875
Nortek Holdings, Inc., 9.25%, 03/15/07. .      80,000      82,400
Pulte Homes, Inc., 7.88%, 08/01/11. . . .     300,000     364,273
Pulte Homes, Inc., 6.38%, 05/15/33. . . .     165,000     166,423
Schuler Homes Inc., 9.38%, 07/15/09 . . .     250,000     282,500
Technical Olympic USA, Inc.,
9.00%, 07/01/10 (c) . . . . . . . . . . .     200,000     216,000
Technical Olympic USA, Inc.,
10.38%, 07/01/12 (c). . . . . . . . . . .     280,000     298,200
Toll Brothers, Inc., 8.25%, 02/01/11. . .     450,000     501,749
                                                       ----------
                                                        3,031,302
                                                       ----------

DIVERSIFIED (0.2%)
Cendant Corp., 7.38%, 01/15/13. . . . . .     335,000     394,464
Cendant Corp., 7.13%, 03/15/15. . . . . .     135,000     156,520
Murrin Murrin Holdings,
9.38%, 08/31/07 (f) . . . . . . . . . . .     125,000           0
                                                       ----------
                                                          550,984
                                                       ----------

ELECTRONICS (0.1%)
Arrow Electronics, Inc., 6.88%, 07/01/13.     185,000     183,221
Arrow Electronics, Inc., 6.88%, 06/01/18.      80,000      77,427
                                                       ----------
                                                          260,648
                                                       ----------

ENTERTAINMENT (0.4%)
Horseshoe Gaming Holdings,
8.63%, 05/15/09 . . . . . . . . . . . . .     550,000     583,000
International Game Technology,
8.38%, 05/15/09 . . . . . . . . . . . . .     370,000     453,918
                                                       ----------
                                                        1,036,918
                                                       ----------

ENVIRONMENTAL CONTROLS (0.9%)
Allied Waste North America Inc,
8.88%, 04/01/08 . . . . . . . . . . . . .     575,000     623,875
Republic Services, Inc., 6.75%, 08/15/11.     280,000     324,487
Waste Management, Inc.,
7.13%, 10/01/07 . . . . . . . . . . . . .     450,000     516,276
Waste Management, Inc.,
7.38%, 08/01/10 . . . . . . . . . . . . .     595,000     713,956
                                                       ----------
                                                        2,178,594
                                                       ----------

FINANCIAL SERVICES (2.9%)
Boeing Capital Corp., 6.10%, 03/01/11 . .      95,000     104,857
Boeing Capital Corp., 6.50%, 02/15/12 . .     125,000     140,965
Boeing Capital Corp., 5.80%, 01/15/13 . .     120,000     129,689
Citigroup, Inc., 6.00%, 02/21/12. . . . .      30,000      34,127
Citigroup, Inc., 5.63%, 08/27/12. . . . .      50,000      55,087
Citigroup, Inc., 6.63%, 06/15/32. . . . .      50,000      57,777
Countrywide Home Loans, Inc.,
3.25%, 05/21/08 . . . . . . . . . . . . .     170,000     170,821
Farmers Exchange Capital,
7.05%, 07/15/28 (c) . . . . . . . . . . .     400,000     359,508
Ford Motor Credit Co., 7.25%, 10/25/11. .     330,000     339,264
General Electric Capital Corp.,
6.75%, 03/15/32 . . . . . . . . . . . . .     685,000     801,152
General Motors Acceptance Corp.,
4.50%, 07/15/06 . . . . . . . . . . . . .     215,000     214,834
General Motors Acceptance Corp.,
6.88%, 09/15/11 . . . . . . . . . . . . .     520,000     521,735
General Motors Acceptance Corp.,
8.00%, 11/01/31 . . . . . . . . . . . . .     510,000     500,394
Goldman Sachs Group, 6.88%, 01/15/11. . .     220,000     259,589
Goldman Sachs Group, 6.60%, 01/15/12. . .     145,000     168,487
Goldman Sachs Group, 6.13%, 02/15/33. . .     180,000     193,028
Household Finance Corp.,
6.40%, 06/17/08 . . . . . . . . . . . . .     150,000     171,228
Household Finance Corp.,
5.88%, 02/01/09 . . . . . . . . . . . . .     345,000     384,630
Household Finance Corp.,
8.00%, 07/15/10 . . . . . . . . . . . . .     250,000     310,133
John Hancock, 7.38%, 02/15/24 (c) . . . .     295,000     347,779
Merrill Lynch & Co., 6.00%, 11/15/04. . .      30,000      31,785
Prudential Holdings LLC,
7.25%, 12/18/23 (c) . . . . . . . . . . .     360,000     424,357
Prudential Holdings LLC,
8.70%, 12/18/23 (c) . . . . . . . . . . .     520,000     658,055
UCAR Finance, Inc., 10.25%, 02/15/12. . .     200,000     196,000
                                                       ----------
                                                        6,575,281
                                                       ----------

FOOD PRODUCTS/SERVICES (1.3%)
Ahold Finance USA, Inc.,
8.25%, 07/15/10 . . . . . . . . . . . . .     200,000     205,000
Albertson's, Inc., 7.50%, 02/15/11. . . .     160,000     186,922
Albertson's, Inc., 7.45%, 08/01/29. . . .      45,000      50,827
Dominos, Inc., 8.25%, 07/01/11 (c). . . .      45,000      46,463
Kraft Foods, Inc., 5.63%, 11/01/11. . . .     160,000     174,347
Kraft Foods, Inc., 6.25%, 06/01/12. . . .     215,000     243,204
Kroger Co., 8.00%, 09/15/29 . . . . . . .     240,000     298,496
Kroger Co., 7.50%, 04/01/31 . . . . . . .     300,000     355,811
Merisant Co., 9.50%, 07/15/13 (c) . . . .      35,000      36,225
Michael Foods, Inc., 11.75%, 04/01/11 . .     100,000     115,000
Pilgrim's Pride Corp., Class B,
9.63%, 09/15/11 . . . . . . . . . . . . .     160,000     170,800
Smithfield Foods, Inc.,
7.63%, 02/15/08 . . . . . . . . . . . . .     625,000     642,187
Smithfield Foods, Inc.,
8.00%, 10/15/09 . . . . . . . . . . . . .     565,000     611,612
                                                       ----------
                                                        3,136,894
                                                       ----------

FORESTRY (0.3%)
Tembec Industries, Inc., 8.50%, 02/01/11.     425,000     420,750
Weyerhaeuser Co., 6.75%, 03/15/12 . . . .     300,000     340,560
                                                       ----------
                                                          761,310
                                                       ----------

HEALTHCARE/HEALTHCARE SERVICES (1.3%)
Aetna, Inc., 7.88%, 03/01/11. . . . . . .     220,000     267,362
HCA, Inc., 6.91%, 06/15/05. . . . . . . .     200,000     212,178
HCA, Inc., 8.75%, 09/01/10. . . . . . . .     500,000     582,438
HCA, Inc., 6.30%, 10/01/12. . . . . . . .      60,000      61,341
Health Net, Inc., 8.38%, 04/15/11 . . . .     795,000     966,310
Manor Care, Inc., 8.00%, 03/01/08 . . . .     490,000     551,250
Tenet Healthcare Corp., 6.88%, 11/15/31 .     480,000     422,400
                                                       ----------
                                                        3,063,279
                                                       ----------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

HOTELS/CASINOS (2.3%)
Harrahs Entertainment,
8.00%, 02/01/11. . . . . . . . . . . . .  $  625,000  $  753,442
Hilton Hotels Corp., 7.63%, 12/01/12 . .     345,000     377,775
HMH Properties, Inc., Series A,
7.88%, 08/01/05. . . . . . . . . . . . .     250,000     254,375
HMH Properties, Inc., Series B,
7.88%, 08/01/08. . . . . . . . . . . . .     300,000     304,500
Hyatt Equities, LLC,
6.88%, 06/15/07 (c). . . . . . . . . . .     130,000     135,389
MGM Mirage, Inc., 8.50%, 09/15/10. . . .     365,000     428,875
Park Place Entertainment,
7.88%, 12/15/05. . . . . . . . . . . . .     350,000     373,188
Park Place Entertainment,
7.50%, 09/01/09. . . . . . . . . . . . .   1,250,000   1,368,750
Starwood Hotels & Resorts,
7.38%, 05/01/07 (c). . . . . . . . . . .     150,000     157,875
Starwood Hotels & Resorts,
7.88%, 05/01/12 (c). . . . . . . . . . .     410,000     448,950
Station Casinos, Inc., 8.88%, 12/01/08 .     375,000     393,750
Station Casinos, Inc., 9.88%, 07/01/10 .     200,000     220,000
Venetian Casino/LV Sands,
11.00%, 06/15/10 . . . . . . . . . . . .     180,000     202,950
                                                      ----------
                                                       5,419,819
                                                      ----------

INSURANCE (1.2%)
AIG Sunamerica Global Finance,
6.90%, 03/15/32 (c). . . . . . . . . . .     605,000     720,524
Anthem Insurance, 9.13%, 04/01/10 (c). .     240,000     302,202
Anthem Insurance, 9.00%, 04/01/27 (c). .     170,000     228,286
AXA Financial, Inc., 7.75%, 08/01/10 . .     460,000     560,355
Cigna Corp., 6.38%, 10/15/11 . . . . . .     175,000     195,945
Farmers Insurance Exchange,
8.63%, 05/01/24 (c). . . . . . . . . . .     250,000     243,750
Hartford Financial Services Group,
2.38%, 06/01/06. . . . . . . . . . . . .      90,000      89,921
Hartford Financial Services Group,
7.90%, 06/15/10. . . . . . . . . . . . .     350,000     426,736
Hartford Life, Inc., 7.38%, 03/01/31 . .     110,000     130,282
                                                      ----------
                                                       2,898,001
                                                      ----------

INTERNET (0.0%)
Exodus Communications, Inc.,
11.63%, 07/15/10 (f) . . . . . . . . . .     138,427           0
Rhythms Netconnections,
14.00%, 02/15/10 (f) . . . . . . . . . .     370,330           0
                                                      ----------
                                                               0
                                                      ----------

MACHINERY - CONSTRUCTION/MINING (0.2%)
Flowserve Corp., 12.25%, 08/15/10. . . .     129,000     150,285
Manitowoc Co., Inc., 10.50%, 08/01/12. .     330,000     366,300
                                                      ----------
                                                         516,585
                                                      ----------

MANUFACTURING (1.3%)
ABB Finance Inc., 6.75%, 06/03/04. . . .     210,000     205,800
Honeywell International Inc.,
6.13%, 11/01/11. . . . . . . . . . . . .     410,000     467,116
Hutchison Whamp International., Ltd.,
6.50%, 02/13/13 (c). . . . . . . . . . .     120,000     125,897
Louisiana Pacific Corp.,
10.88%, 11/15/08 . . . . . . . . . . . .     265,000     302,100
Louisiana Pacific Corp.,
8.88%, 08/15/10. . . . . . . . . . . . .     120,000     137,400
Pacifica Papers, Inc., 10.00%, 03/15/09.     400,000     426,000

-----------------------------------------------------------------
SECURITY DESCRIPTION                       PRINCIPAL     VALUE
-----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

MANUFACTURING (CONTINUED)
TriMas Corp., 9.88%, 06/15/12 . . . . . .  $  200,000  $  205,000
Tyco International Group SA,
6.75%, 02/15/11 . . . . . . . . . . . . .     290,000     307,400
Tyco International Group SA,
6.38%, 10/15/11 . . . . . . . . . . . . .     510,000     538,050
Xerox Corp., 7.13%, 06/15/10. . . . . . .     415,000     414,481
                                                       ----------
                                                        3,129,244
                                                       ----------

MEDICAL INSTRUMENTS (0.3%)
Apogent Technologies, Inc.,
6.50%, 05/15/13 (c) . . . . . . . . . . .      85,000      87,763
Fisher Scientific International,
8.13%, 05/01/12 (c) . . . . . . . . . . .     275,000     294,250
Fresenius Medical Cap Trust II,
7.88%, 02/01/08 . . . . . . . . . . . . .     350,000     368,375
                                                       ----------
                                                          750,388
                                                       ----------

METALS (0.3%)
Inco Ltd., 7.75%, 05/15/12. . . . . . . .      80,000      94,775
Inco Ltd., 7.20%, 09/15/32. . . . . . . .     325,000     358,203
Intermet Corp., 9.75%, 06/15/09 . . . . .     220,000     211,200
Phelps Dodge Corp., 8.75%, 06/01/11 . . .     120,000     141,087
                                                       ----------
                                                          805,265
                                                       ----------

MULTIMEDIA (0.4%)
News America Holdings, Inc.,
8.88%, 04/26/23 . . . . . . . . . . . . .     460,000     588,053
Time Warner, Inc., 6.63%, 05/15/29. . . .     240,000     247,469
                                                       ----------
                                                          835,522
                                                       ----------

OIL & GAS (2.9%)
Amerada Hess Corp., 7.88%, 10/01/29 . . .     275,000     334,702
Chesapeake Energy Corp.,
8.13%, 04/01/11 . . . . . . . . . . . . .     555,000     598,012
CITGO Petroleum Corp.,
11.38%, 02/01/11 (c). . . . . . . . . . .     200,000     223,000
Conoco, Inc., 6.95%, 04/15/29 . . . . . .     450,000     541,420
Consolidated Natural Gas,
6.25%, 11/01/11 . . . . . . . . . . . . .     225,000     258,361
Devon Financing Corp., 6.88%, 09/30/11. .      50,000      58,652
Devon Financing Corp., 7.88%, 09/30/31. .     200,000     253,962
Emp Nacional Del Petrole,
6.75%, 11/15/12 (c) . . . . . . . . . . .     520,000     585,017
Husky Oil Ltd., 8.90%, 08/15/28 . . . . .     525,000     606,374
Key Energy Services, Inc.,
6.38%, 05/01/13 . . . . . . . . . . . . .      80,000      81,200
Magnum Hunter Resources,
9.60%, 03/15/12 . . . . . . . . . . . . .      45,000      49,500
Marathon Oil Corp., 6.80%, 03/15/32 . . .     270,000     305,434
Pemex Project Funding Master Trust,
9.13%, 10/13/10 . . . . . . . . . . . . .     730,000     883,299
Pemex Project Fundings Master Trust,
8.63%, 02/01/22 . . . . . . . . . . . . .     190,000     217,075
Petro-Canada, 5.35%, 07/15/33 . . . . . .     185,000     176,836
Petroleos Mexicanos, 9.50%, 09/15/27. . .     300,000     373,500
RAS Laffan Liquid Natural Gas,
8.29%, 03/15/14 (c) . . . . . . . . . . .     265,000     306,075
Tesoro Petroleum Corp.,
9.63%, 04/01/12 . . . . . . . . . . . . .     310,000     283,650
Vintage Petroleum, Inc., 7.88%, 05/15/11.     345,000     370,013
                                                       ----------
                                                        6,506,082
                                                       ----------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     VAN KAMPEN GVIT MULTI SECTOR BOND FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

PACKAGING/CONTAINERS (0.5%)
Norampac, Inc., 6.75%,
06/01/13 (c) . . . . . . . . . . . . . .  $  100,000  $  105,000
Owens-Illinois, Inc., 7.35%, 05/15/08. .     175,000     175,000
Owens-Illinois, Inc., 7.50%, 05/15/10. .     620,000     607,600
Owens-Illinois, Inc., 8.75%, 11/15/12. .      55,000      59,675
Riverwood International Co.,
10.88%, 04/01/08 . . . . . . . . . . . .     175,000     179,375
                                                      ----------
                                                       1,126,650
                                                      ----------

PAPER & FOREST PRODUCTS (1.2%)
Abitibi-Consolidated, Inc.,
8.55%, 08/01/10. . . . . . . . . . . . .     310,000     347,249
Abitibi-Consolidated, Inc.,
8.85%, 08/01/30. . . . . . . . . . . . .     160,000     170,006
Bowater, Inc., 7.95%, 11/15/11 . . . . .     450,000     477,253
Georgia-Pacific Corp.,
8.88%, 02/01/10 (c). . . . . . . . . . .     360,000     390,600
International Paper Co.,
5.85%, 10/30/12 (c). . . . . . . . . . .     160,000     174,382
International Paper Co.,
5.30%, 04/01/15 (c). . . . . . . . . . .     130,000     133,652
Norske Skog Canada Ltd.,
8.63%, 06/15/11. . . . . . . . . . . . .     200,000     209,000
Pindo Deli Financial Mauritius,
10.75%, 10/01/07 (f) . . . . . . . . . .   1,520,000     391,400
Sappi Papier Holding AG,
6.75%, 06/15/12 (c). . . . . . . . . . .     240,000     274,094
Tjiwi Kimia Finance Mauritius,
10.00%, 08/01/04 (f) . . . . . . . . . .     395,000     127,388
Tjiwi Kimia International BV,
13.25%, 08/01/49 (f) . . . . . . . . . .     420,000     135,450
                                                      ----------
                                                       2,830,474
                                                      ----------

PHARMACY SERVICES (0.4%)
Amerisourcebergen Corp.,
8.13%, 09/01/08. . . . . . . . . . . . .     520,000     572,000
Omnicare, Inc., 8.13%, 03/15/11. . . . .     260,000     282,100
                                                      ----------
                                                         854,100
                                                      ----------

PIPELINES (0.5%)
El Paso Energy Partners LP,
8.50%, 06/01/10 (c). . . . . . . . . . .      20,000      21,400
El Paso Energy Partners LP,
10.63%, 12/01/12 (c) . . . . . . . . . .     185,000     213,675
El Paso Energy Partners LP,
7.75%, 06/01/13 (c). . . . . . . . . . .     205,000     204,488
GulfTerra Energy Partners, LP,
6.25%, 06/01/10 (c). . . . . . . . . . .     170,000     169,575
Southern Natural Gas Co.,
8.88%, 03/15/10 (c). . . . . . . . . . .     185,000     201,650
The Williams Cos, Inc.,
9.25%, 03/15/04. . . . . . . . . . . . .     100,000     102,500
The Williams Cos., Inc.,
7.88%, 09/01/21. . . . . . . . . . . . .     125,000     121,875
Transcontinental Gas Pipe Line Corp.,
8.88%, 07/15/12. . . . . . . . . . . . .      95,000     107,350
                                                      ----------
                                                       1,142,513
                                                      ----------

PRINTING & PUBLISHING (0.7%)
Belo Corp., 8.00%, 11/01/08. . . . . . .     370,000     448,015
Houghton Mifflin Co.,
8.25%, 02/01/11 (c). . . . . . . . . . .     155,000     163,525
Houghton Mifflin Co.,
9.88%, 02/01/13 (c). . . . . . . . . . .     105,000     113,925
PEI Holdings, Inc., 11.00%, 03/15/10 (c)     180,000     198,450
Primedia, Inc., 8.88%, 05/15/11. . . . .     575,000     605,187
                                                      ----------
                                                       1,529,102
                                                      ----------

REAL ESTATE (1.4%)
Boston Properties, Inc.,
6.25%, 01/15/13 (c). . . . . . . . . . .     155,000     169,734
CB Richard Ellis, 11.25%, 06/15/11 . . .     225,000     241,313
EOP Operating LP, 7.25%, 06/15/28. . . .     275,000     307,632
EOP Operating LP, 7.88%, 07/15/31. . . .      75,000      90,680
Istar Financial, Inc., 7.00%, 03/15/08 .     160,000     167,481
Istar Financial, Inc., 8.75%, 08/15/08 .     650,000     708,499
LNR Property Corp., 7.63%, 07/15/13 (c).     390,000     394,637
Simon Debartolo Property,
6.38%, 11/15/07. . . . . . . . . . . . .     345,000     384,910
Vornado Realty, 5.63%, 06/15/07. . . . .     155,000     166,311
World Financial, 6.91%, 09/01/13 (c) . .     453,702     518,221
                                                      ----------
                                                       3,149,418
                                                      ----------

RENTAL AUTO/EQUIPMENT (0.2%)
Hertz Corp., 7.63%, 08/15/07 . . . . . .     265,000     279,688
Hertz Corp., 7.40%, 03/01/11 . . . . . .      90,000      92,177
                                                      ----------
                                                         371,865
                                                      ----------

RETAIL (0.6%)
Delhaize America, Inc., 8.13%, 04/15/11.     310,000     339,449
Federated Department Stores Inc.,
6.90%, 04/01/29. . . . . . . . . . . . .     260,000     291,562
Federated Department Stores Inc.,
7.00%, 02/15/28. . . . . . . . . . . . .     185,000     209,400
Gap, Inc., 6.90%, 09/15/07 . . . . . . .      95,000     102,363
Gap, Inc., 10.55%, 12/15/08. . . . . . .      80,000      97,200
Lowe's Company, Inc., 6.50%, 03/15/29. .     200,000     226,812
Penney (JC) Co., Inc., 7.60%, 04/01/07 .      55,000      57,750
Penney (JC) Co., Inc., 8.00%, 03/01/10 .      20,000      20,950
Penney (JC) Co., Inc., 9.00%, 08/01/12 .     120,000     130,200
                                                      ----------
                                                       1,475,686
                                                      ----------

STEEL MANUFACTURING/PRODUCTS (0.2%)
Oregon Steel Mills, Inc.,
10.00%, 07/15/09 . . . . . . . . . . . .     280,000     252,000
United States Steel Corp.,
9.75%, 05/15/10. . . . . . . . . . . . .     175,000     177,625
                                                      ----------
                                                         429,625
                                                      ----------

TELECOMMUNICATIONS (2.7%)
American Cellular Corp.,
9.50%, 10/15/09. . . . . . . . . . . . .     675,000     337,500
American Tower Corp., 6.25%, 10/15/09. .     250,000     231,250
AT&T Corp., 8.50%, 11/15/31. . . . . . .     400,000     453,556
AT&T Wireless Services, Inc.,
8.75%, 03/01/31. . . . . . . . . . . . .     310,000     383,180
Avaya, Inc., 11.13%, 04/01/09. . . . . .     185,000     202,575
British Telecom PLC, 8.88%, 12/15/30 . .     140,000     191,039
Deutsche Telekom, 8.75%, 06/15/30. . . .     390,000     496,894
Dobson Communications Corp.,
10.88%, 07/01/10 . . . . . . . . . . . .     155,000     167,400
France Telecom SA,
7.00%, 12/23/09 EU . . . . . . . . . . .     175,000     231,206
GTE Corp., 6.94%, 04/15/28 . . . . . . .     435,000     493,662

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                     VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                    PRINCIPAL     VALUE
--------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Nextel Communications, Inc.,
10.65%, 09/15/07 . . . . . . . . . . .  $  225,000  $  232,313
Nextel Communications, Inc.,
9.75%, 10/31/07. . . . . . . . . . . .     500,000     517,499
Nextlink Communications, Inc.,
10.75%, 06/01/09 (f) . . . . . . . . .     500,000           0
Nextlink Communications, Inc.,
12.25%, 06/01/09 (f) . . . . . . . . .     350,000           0
Nextel Communications, Inc.,
11.00%, 03/15/10 . . . . . . . . . . .     135,000     145,800
Nextel Communications, Inc.,
8.13%, 07/01/11 (c). . . . . . . . . .      60,000      59,850
Olivetti Finance NV,
5.88%, 01/24/08 EU . . . . . . . . . .     150,000     185,602
Primus Telecommunications Group,
12.75%, 10/15/09 . . . . . . . . . . .     285,000     283,575
PTC International Finance BV,
10.75%, 07/01/07 . . . . . . . . . . .     157,000     162,625
Qwest Corp., 6.63%, 09/15/05 . . . . .      95,000      96,663
Satelites Mexicanos SA de CV,
10.13%, 11/01/04 . . . . . . . . . . .     590,000     271,400
SBA Communications Corp.,
10.25%, 02/01/09 . . . . . . . . . . .     250,000     230,000
Sprint Capital Corp., 8.38%, 03/15/12.     170,000     203,544
Verizon Global Funding Corp.,
7.75%, 12/01/30. . . . . . . . . . . .     250,000     316,619
Verizon New England, 6.50%, 09/15/11 .     190,000     220,465
Worldcom, Inc., 6.95%, 08/15/28 (f). .     215,000      63,425
Worldcom, Inc., 8.25%, 05/15/31 (f). .     395,000     116,525
                                                    ----------
                                                     6,294,167
                                                    ----------

TEXTILES (0.1%)
Mohawk Industries, Inc., Series D,
7.20%, 04/15/12. . . . . . . . . . . .     110,000     128,901
Oxford Industries, Inc.,
8.88%, 06/01/11 (c). . . . . . . . . .     100,000     105,000
                                                    ----------
                                                       233,901
                                                    ----------

TOBACCO (0.1%)
Altria Group, Inc., 7.75%, 01/15/27. .      80,000      85,746
BAT International. Finance PLC,
4.88%, 02/25/09 EU . . . . . . . . . .     200,000     233,208
                                                    ----------
                                                       318,954
                                                    ----------

TRANSPORTATION - SERVICES (0.1%)
Laidlaw International, Inc.,
10.75%, 06/15/11 (c) . . . . . . . . .     210,000     220,500
                                                    ----------

TRAVEL SERVICES (0.0%)
Worldspan LP/WS Financial Corp.,
9.63%, 06/15/11 (c). . . . . . . . . .      70,000      72,100
                                                    ----------

UTILITIES/POWER PRODUCERS (1.7%)
AES Corp., 9.38%, 09/15/10 . . . . . .      53,000      53,265
AES Corp., 9.00%, 05/15/15 (c) . . . .     305,000     318,725
Appalachian Power, Co.,
5.95%, 05/15/33. . . . . . . . . . . .      40,000      39,891
BRL Universal Equipment,
8.88%, 02/15/08. . . . . . . . . . . .     325,000     352,624
Calpine Corp., 8.50%, 02/15/11 . . . .     165,000     123,750
Cincinnati Gas & Electric Co.,
5.70%, 09/15/12. . . . . . . . . . . .     130,000     142,826

-----------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL      VALUE
-----------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

UTILITIES/POWER PRODUCERS (CONTINUED)
Cincinnati Gas & Electric Co.,
5.38%, 06/15/33 $. . . . . . . . . . . .      90,000  $    86,197
Cincinnati Gas & Electric Co.,
5.40%, 06/15/33. . . . . . . . . . . . .      95,000       91,326
CMS Energy Corp., 7.50%, 01/15/09. . . .     150,000      148,313
CMS Energy Corp., 8.50%, 04/15/11. . . .     150,000      156,563
Constellation Energy Group,
7.60%, 04/01/32. . . . . . . . . . . . .     205,000      246,418
Detroit Edison Co., 6.13%, 10/01/10. . .     230,000      262,624
Exelon Corp., 6.75%, 05/01/11. . . . . .     115,000      133,054
Florida Power & Light Co.,
4.85%, 02/01/13. . . . . . . . . . . . .      50,000       52,848
Monongahela Power Co.,
5.00%, 10/01/06. . . . . . . . . . . . .     170,000      168,938
MSW Energy Holdings,
8.50%, 09/01/10 (c). . . . . . . . . . .      45,000       46,238
NiSource Finance Corp.,
7.63%, 11/15/05. . . . . . . . . . . . .     155,000      169,469
Ohio Edison Co., 5.45%, 05/01/15 (c) . .      65,000       68,072
Ohio Power Co., 6.60%, 02/15/33 (c). . .     115,000      128,352
PSEG Energy Holdings,
9.13%, 02/10/04. . . . . . . . . . . . .     240,000      247,200
PSEG Energy Holdings,
7.75%, 04/16/07 (c). . . . . . . . . . .     180,000      190,350
Sempra Energy, 6.00%, 02/01/13 . . . . .     150,000      165,380
Southern California Edison Co.,
8.00%, 02/15/07 (c). . . . . . . . . . .     100,000      109,625
TNP Enterprises, Inc., 10.25%, 04/01/10.     300,000      300,000
Wisconsin Electric Power Co.,
5.63%, 05/15/33. . . . . . . . . . . . .      60,000       62,019
Wisconsin Energy Corp.,
6.20%, 04/01/33. . . . . . . . . . . . .      75,000       81,278
                                                       ----------
                                                        3,945,345
                                                       ----------

VENTURE CAPITAL (0.1%)
MDP Acquisitions PLC,
10.13%, 10/01/12 EU. . . . . . . . . . .     200,000      248,044
                                                       ----------
TOTAL CORPORATE BONDS                                  81,665,018
                                                       ----------

CASH EQUIVALENTS (30.8%)

FEDERAL HOME LOAN BANK DISCOUNT NOTES (15.8%)
1.14%, 07/07/03. . . . . . . . . . . . .  10,000,000    9,998,420
1.16%, 07/09/03. . . . . . . . . . . . .   9,500,000    9,497,996
1.16%, 08/20/03. . . . . . . . . . . . .  10,000,000    9,986,670
1.71%, 09/03/03. . . . . . . . . . . . .   7,185,000    7,172,735
                                                       ----------
                                                       36,655,821
                                                       ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION

DISCOUNT NOTES (8.6%)
1.18%, 07/29/03. . . . . . . . . . . . .  10,000,000    9,992,610
1.18%, 08/27/03. . . . . . . . . . . . .  10,000,000    9,984,800
                                                       ----------
                                                       19,977,410
                                                       ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT

NOTES (4.3%)
1.13%, 08/11/03. . . . . . . . . . . . .  10,000,000    9,989,070
                                                       ----------

U.S. TREASURY BILL (2.1%)
3.45%, 07/24/03. . . . . . . . . . . . .   5,000,000    4,997,465
                                                       ----------
TOTAL CASH EQUIVALENTS                                 71,619,766
                                                       ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                     VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-------------------------------------------------------------
SECURITY DESCRIPTION                   PRINCIPAL     VALUE
-------------------------------------------------------------

SOVEREIGN BONDS (22.7%)

ARGENTINA (0.2%)
Republic of Argentina,
8.73%, 04/10/05 . . . . . . . . . . .  $  570,000  $  205,200
Republic of Argentina,
6.00%, 03/31/23 . . . . . . . . . . .     440,000     235,400
                                                   ----------
                                                      440,600
                                                   ----------

BRAZIL (2.2%)
Federal Republic of Brazil,
10.00%, 01/16/07. . . . . . . . . . .     480,000     493,200
Federal Republic of Brazil,
11.25%, 07/26/07. . . . . . . . . . .     230,000     239,775
Federal Republic of Brazil,
12.00%, 04/15/10. . . . . . . . . . .   2,460,000   2,562,090
Federal Republic of Brazil,
12.75%, 01/15/20. . . . . . . . . . .     240,000     247,800
Federal Republic of Brazil,
8.88%, 04/15/24 (e) . . . . . . . . .   1,200,000     912,000
Federal Republic of Brazil,
12.25%, 03/06/30. . . . . . . . . . .     110,000     110,550
Federal Republic of Brazil C-Bond,
8.00%, 04/15/14 . . . . . . . . . . .     689,591     601,668
                                                   ----------
                                                    5,167,083
                                                   ----------

BULGARIA (0.5%)
Republic of Bulgaria,
8.25%, 01/15/15 (c) . . . . . . . . .     820,000     967,600
Republic of Bulgaria,
8.25%, 01/15/15 . . . . . . . . . . .      99,000     116,820
                                                   ----------
                                                    1,084,420
                                                   ----------

COLUMBIA (0.9%)
Republic of Columbia,
10.50%, 07/09/10. . . . . . . . . . .     130,000     149,500
Republic of Columbia,
9.75%, 04/09/11 . . . . . . . . . . .     868,164     987,537
Republic of Columbia,
10.00%, 01/23/12. . . . . . . . . . .     410,000     459,200
Republic of Columbia,
10.75%, 01/15/13. . . . . . . . . . .     170,000     198,900
Republic of Columbia,
11.75%, 02/25/20. . . . . . . . . . .     150,000     186,750
                                                   ----------
                                                    1,981,887
                                                   ----------

EL SALVADOR (0.1%)
Republic of El Salvador,
8.25%, 04/10/32 . . . . . . . . . . .     120,000     117,000
                                                   ----------

FRANCE (3.6%)
Government of France,
6.50%, 04/25/11 EU. . . . . . . . . .   6,000,000   8,292,359
                                                   ----------

GERMANY (3.4%)
Bundes Republic of Deutschland,
5.63%, 01/04/28 EU. . . . . . . . . .   3,620,000   4,714,713
Treuhananstalt,
7.50%, 09/09/04 EU. . . . . . . . . .   2,650,000   3,237,565
                                                   ----------
                                                    7,952,278
                                                   ----------

ITALY (0.1%)
Buoni Poliennali Del Tesson,
5.25%, 11/01/29 EU. . . . . . . . . .     120,000     147,216
                                                   ----------
IVORY COAST (0.0%)
Ivory Coast, 2.00%, 03/29/18. . . . .     265,000      49,688
                                                   ----------
MEXICO (2.7%)
United Mexican States,
10.38%, 02/17/09. . . . . . . . . . .     610,000     789,035
United Mexican States,
9.88%, 02/01/10 . . . . . . . . . . .     530,000     679,725
United Mexican States,
8.38%, 01/14/11 . . . . . . . . . . .     840,000   1,006,320
United Mexican States,
11.38%, 09/15/16. . . . . . . . . . .   1,460,000   2,124,300
United Mexican States,
8.00%, 09/24/22 . . . . . . . . . . .     330,000     369,600
United Mexican States,
8.30%, 08/15/31 . . . . . . . . . . .   1,210,000   1,393,315
                                                   ----------
                                                    6,362,295
                                                   ----------

NIGERIA (0.2%)
Central Bank of Nigeria,
6.25%, 11/15/20 . . . . . . . . . . .      500,00     427,500
                                                   ----------

PANAMA (0.3%)
Republic of Panama, 9.63%, 02/08/11 .     180,000     208,800
Republic of Panama, 9.38%, 04/01/29 .     520,000     600,600
                                                   ----------
                                                      809,400
                                                   ----------

PERU (0.6%)
Republic of Peru, 9.13%, 02/21/12 . .     200,000     213,200
Republic of Peru, 9.88%, 02/06/15 . .   1,040,000   1,141,400
                                                   ----------
                                                    1,354,600
                                                   ----------

PHILIPPINES (0.5%)
Republic of Philippines,
9.38%, 01/18/17 . . . . . . . . . . .     400,000     439,000
Republic of Philippines,
9.88%, 01/15/19 . . . . . . . . . . .     440,000     485,650
Republic of Philippines,
10.63%, 3/16/25 . . . . . . . . . . .     270,000     314,213
                                                   ----------
                                                    1,238,863
                                                   ----------

QATAR(0.1%)
State of Qatar, 9.75%, 06/15/30 . . .     170,000     235,960
                                                   ----------

RUSSIA (2.5%)
Russian Federation, 8.75%, 07/24/05 .     520,000     580,320
Russian Federation, 12.75%, 06/24/28.   1,780,000   2,990,400
Russian Federation, 5.00%, 03/31/30 .   2,391,948   2,320,190
                                                   ----------
                                                    5,890,910
                                                   ----------

SPAIN (4.1%)
Bonos Y Oblig Del Estado,
5.15%, 07/30/09 EU. . . . . . . . . .   7,250,000   9,171,186
Bonos Y Oblig Del Estado,
6.15%, 01/31/13 EU. . . . . . . . . .     330,000     449,567
                                                   ----------
                                                    9,620,753
                                                   ----------

TUNISIA (0.1%)
Banque Cent De Tunisie,
7.38%, 04/25/12 . . . . . . . . . . .     110,000     128,150
                                                   ----------

UKRAINE (0.2%)
Ukraine Government, 11.00%, 03/15/07.     336,748     370,086
                                                   ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                     VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)


------------------------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL                   VALUE
------------------------------------------------------------------------------

SOVEREIGN BONDS (CONTINUED)


URUGUAY (0.0%)
Republic of Uruguay,
7.25%, 02/15/11 . . . . . . . . . . . .  $  117,244              $     93,795
                                                                 -------------

VENEZUELA (0.4%)
Republic of Venezuela,
9.25%, 09/15/27 . . . . . . . . . . . .     820,000                   606,800
Venezuela Government, Series A,
1.88%, 12/18/07 (e) . . . . . . . . . .     428,571                   339,643
                                                                 -------------
                                                                      946,443
                                                                 -------------
TOTAL SOVEREIGN BONDS                                              52,711,286
                                                                 -------------

MORTGAGE-BACKED OBLIGATIONS (7.9%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.3%)
Gold, Pool # C29979, 7.50%, 08/01/29. .      23,935                    25,450
Gold, Pool # C41333, 7.50%, 08/01/30. .     152,321                   161,883
Gold, Pool # C44964, 7.50%, 11/01/30. .     334,337                   355,326
Gold, Pool # C60019, 7.50%, 11/01/31. .      42,024                    44,663
                                                                 -------------
                                                                      587,322
                                                                 -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.7%)
Pool # 253113, 7.50%, 03/01/30. . . . .     121,133                   128,769
Pool # 253673, 7.50%, 03/01/31. . . . .     171,603                   182,323
Pool # 323961, 7.00%, 10/01/29. . . . .   3,683,291                 3,880,745
Pool # 511954, 7.50%, 10/01/29. . . . .     151,487                   161,022
Pool # 517874, 7.50%, 02/01/30. . . . .     291,734                   309,958
Pool # 519145, 7.50%, 10/01/29. . . . .     127,646                   135,680
Pool # 523284, 7.50%, 11/01/29. . . . .      70,089                    74,500
Pool # 527589, 7.50%, 01/01/30. . . . .      85,793                    91,193
Pool # 535533, 8.00%, 10/01/30. . . . .     813,792                   877,555
Pool # 540091, 7.50%, 06/01/30. . . . .     112,188                   119,196
Pool # 545551, 8.00%, 04/01/32. . . . .     181,887                   196,139
Pool # 545604, 8.00%, 09/01/31. . . . .     102,730                   110,867
Pool # 562158, 7.50%, 12/01/30. . . . .     157,033                   166,842
Pool # 564363, 8.00%, 01/01/31. . . . .      25,327                    27,311
Pool # 564993, 7.50%, 03/01/31. . . . .     142,640                   151,551
Pool # 577304, 7.50%, 04/01/31. . . . .      91,844                    97,584
Pool # 577407, 7.50%, 07/01/31. . . . .      68,750                    73,046
Pool # 606566, 7.50%, 10/01/31. . . . .     290,657                   308,822
Pool # 615613, 7.00%, 01/01/32. . . . .     602,772                   634,778
Pool # 624139, 7.00%, 01/01/32. . . . .   1,655,280                 1,743,172
Pool # 637417, 7.00%, 05/01/32. . . . .   1,006,647                 1,060,098
Pool # 642656, 7.00%, 07/01/32. . . . .     617,217                   649,989
Pool # 648176, 7.00%, 06/01/32. . . . .     239,818                   252,552
Pool # 652067, 7.00%, 08/01/32. . . . .     630,420                   663,894
Pool # 666097, 7.00%, 10/01/32. . . . .     652,480                   687,125
Pool # 689828, 7.00%, 06/01/32. . . . .     406,730                   428,326
                                                                 -------------
                                                                   13,213,037
                                                                 -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.9%)
Pool # 170271, 12.00%, 08/01/15 . . . .     726,741                   839,985
Pool # 780141, 10.00%, 12/15/20 . . . .     594,077                   684,000
Pool # 780349, 10.00%, 09/15/21 . . . .     718,797                   827,394
Pool # 780378, 11.00%, 01/15/19 . . . .     620,071                   720,859
Pool # 780699, 9.50%, 12/15/17. . . . .     600,891                   675,995
Pool # 780709, 11.00%, 01/15/21 . . . .     634,339                   736,697
                                                                    4,484,930
                                                                 -------------
TOTAL MORTGAGE-BACKED OBLIGATIONS . . .                             18,285,289
                                                                 -------------

U.S. GOVERNMENT AGENCIES (7.5%)

FEDERAL GOVERNMENT LOAN MORTGAGE CORPORATION (0.3%)
7.50%, 07/01/33 TBA, (d). . . . . . . .     750,000                   797,109
                                                                 -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (4.2%)
6.50%, 07/01/03 TBA, (d). . . . . . . .   9,500,000                 9,885,937
IOETTE, Series 1103, Class N,
1156.50%, 06/15/21. . . . . . . . . . .          53                       312
                                                                 -------------
                                                                    9,886,249
                                                                 -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.1%)
6.00%, 08/15/33 TBA, (d). . . . . . . .   4,600,000                 4,776,815
                                                                 -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.9%)
6.50%, 07/01/32 TBA, (d). . . . . . . .   1,900,000                 1,995,000
                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCIES                                     17,455,173
                                                                 -------------

CONVERTIBLE BOND (0.1%)

ELECTRONIC EQUIPMENT (0.1%)
Solectron Corp., 0.00%, 11/20/20. . . .     255,000                   141,525
                                                                 -------------
TOTAL CONVERTIBLE BOND                                                141,525
                                                                 -------------

------------------------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES                  VALUE
------------------------------------------------------------------------------

COMMON STOCKS (0.0%)

TELECOMMUNICATIONS (0.0%)
Focal Communications Corp. (b). . . . .           1                         0
McLeodUSA, Inc. (b) . . . . . . . . . .       5,437                     2,229
XO Communications, Inc. (b) . . . . . .         739                     5,358
                                                                 -------------
TOTAL COMMON STOCKS                                                     7,587
                                                                 -------------

WARRANTS (0.0%)

BANKING (0.0%)
Central Bank of Nigeria . . . . . . . .         500                         0
                                                                 -------------

FOREIGN GOVERNMENT (0.0%)
Republic of Venezuela, 0.00%, 04/15/20.       1,150                         0
                                                                 -------------

TELECOMMUNICATIONS (0.0%)
McLeodUSA, Inc. . . . . . . . . . . . .       2,454                    17,767
XO Communications, Inc. . . . . . . . .       1,108                         0
XO Communications, Inc. . . . . . . . .       1,108                         0
XO Communications, Inc. . . . . . . . .       1,477                     1,477
                                                                 -------------
TOTAL WARRANTS                                                         19,244
                                                                 -------------

TOTAL INVESTMENTS
(COST $227,339,707) (A) - 104.0%                                  241,904,888

LIABILITIES IN EXCESS
OF OTHER ASSETS - (4.0)%                                           (9,399,860)
                                                                 -------------

NET ASSETS - 100.0%                                              $232,505,028
                                                                 -------------
                                                                 -------------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                     VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
(d)  Mortgage  Dollar  Rolls.
(e) Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on June 30, 2003.
(f)  Security  in  default.
C-Bond  Capitalization  Bond
EU   Principal  amount  denominated  in  Euro.
JP   Principal  amount  denominated  in  Japanese  Yen.
TBA  To  Be  Announced

AT  JUNE  30,  2003, THE FUND'S OPEN FORWARD CURRENCY CONTRACTS WERE AS FOLLOWS:


                                                             UNREALIZED
                       DELIVERY   CONTRACT      MARKET      APPRECIATION
CURRENCY                 DATE       VALUE        VALUE     (DEPRECIATION)
------------------------------------------------------------------------
SHORT CONTRACTS:
Euro. . . . . . . . .   7/24/03  $ 6,405,750  $ 6,711,995     $(306,245)
Euro. . . . . . . . .   7/24/03    1,174,570    1,147,349        27,221
Euro. . . . . . . . .   8/22/03      675,454      661,953        13,501
------------------------------------------------------------------------
TOTAL SHORT CONTRACTS            $ 8,255,774  $ 8,521,297     $(265,523)
------------------------------------------------------------------------
LONG CONTRACTS:
British Pound . . . .   7/22/03  $ 1,276,290  $ 1,342,524     $  66,234
Canadian Dollar . . .   8/21/03    5,535,675    5,562,026        26,351
Japanese Yen. . . . .   9/10/03    5,994,596    5,928,683       (65,913)
------------------------------------------------------------------------
TOTAL LONG CONTRACTS             $12,806,561  $12,833,233        26,672
------------------------------------------------------------------------
TOTAL CONTRACTS                                               $(238,851)
                                                              ----------
                                                              ----------


AT  JUNE  30,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS  WERE  AS  FOLLOWS:

                                                MARKET
                                                 VALUE       UNREALIZED
NUMBER OF  SHORT                              COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS*             EXPIRATION   CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------------------
       90  U.S. 5yr Note Future.     9/20/03  $10,361,250  $         5,053
       38  U.S. 10yr Note Future     9/20/03    4,462,625            7,481
                                                           ---------------
                                                           $        12,534
                                                           ---------------
                                                           ---------------

*  Cash  pledged  as  collateral.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  CAP  VALUE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

--------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES       VALUE
--------------------------------------------------------------

COMMON STOCKS (94.4%)

AEROSPACE (0.7%)
Alliant Techsystems, Inc. (b). . . . .     38,250  $ 1,985,558
Orbital Sciences Corp. (b) . . . . . .    302,200    2,206,060
                                                   -----------
                                                     4,191,618
                                                   -----------

AEROSPACE/DEFENSE (0.6%)
BE Aerospace, Inc. (b) . . . . . . . .    278,700      922,497
Goodrich Corp. . . . . . . . . . . . .     61,400    1,289,400
Titan Corp. (The) (b). . . . . . . . .    143,500    1,476,615
                                                   -----------
                                                     3,688,512
                                                   -----------

AIR TRANSPORT (1.6%)
Atlas Air, Inc. (b). . . . . . . . . .    391,500      575,505
Continental Airlines, Inc. Class B (b)     68,900    1,031,433
EGL, Inc. (b). . . . . . . . . . . . .     68,500    1,041,200
ExpressJet Holdings, Inc. (b). . . . .    214,900    3,244,990
SkyWest, Inc.. . . . . . . . . . . . .    188,876    3,599,977
                                                   -----------
                                                     9,493,105
                                                   -----------

ALTERNATIVE POWER GENERATION (0.5%)
Calpine Corp. (b). . . . . . . . . . .    454,270    2,998,182
                                                   -----------

AUTO PARTS: AFTER MARKET (0.2%)
Aftermarket Technology Corp. (b) . . .     92,100      967,971
                                                   -----------

AUTO PARTS: ORIGINAL EQUIPMENT (1.0%)
Collins & Aikman Corp. (b) . . . . . .    408,200    1,204,190
Dana Corp. . . . . . . . . . . . . . .    161,600    1,868,096
Lear Corp. (b) . . . . . . . . . . . .     37,400    1,721,148
Navistar International Corp. (b) . . .     30,600      998,478
                                                   -----------
                                                     5,791,912
                                                   -----------

BANKS: OUTSIDE NEW YORK CITY (3.2%)
Bank of Hawaii Corp. . . . . . . . . .      4,100      135,915
BOK Financial Corp. (b). . . . . . . .     84,944    3,276,290
Colonial BancGroup, Inc. (The) . . . .     32,700      453,549
Community First Bankshares, Inc. . . .    122,700    3,349,710
East West Bancorp, Inc.. . . . . . . .     92,985    3,360,477
First Financial Bancorp (Ohio) . . . .      9,150      146,400
Hudson United Bancorp. . . . . . . . .     67,100    2,291,465
Provident Financial Group, Inc.. . . .    129,770    3,326,005
Sky Financial Group, Inc.. . . . . . .    106,600    2,315,352
                                                   -----------
                                                    18,655,163
                                                   -----------

BEVERAGE: BREWERS (WINERIES) (0.3%)
Adolph Coors Co. . . . . . . . . . . .     33,400    1,635,932
                                                   -----------

BIOTECHNOLOGY RESEARCH & PRODUCTION (1.8%)
Enzon, Inc. (b). . . . . . . . . . . .    432,300    5,412,396
Invitrogen Corp. (b) . . . . . . . . .     54,900    2,106,513
Millenium Pharmaceuticals, Inc. (b). .     80,900    1,272,557
Serologicals Corp. (b) . . . . . . . .    113,400    1,545,642
                                                   -----------
                                                    10,337,108
                                                   -----------

BROADCASTING (0.2%)
Young Broadcasting, Inc. (b) . . . . .     63,300    1,337,529
                                                   -----------

BUILDING MATERIALS (0.2%)
NCI Building Systems, Inc. (b) . . . .     15,680      261,856
Texas Industries, Inc. . . . . . . . .     26,850      639,030
                                                   -----------
                                                       900,886
                                                   -----------

BUILDING: AIR CONDITIONING (0.4%)
York International Corp. . . . . . . .     98,500    2,304,900
                                                   -----------

BUSINESS SERVICES (0.8%)
Acxiom Corp. (b) . . . . . . . . . . .     48,000      724,320
Catalina Marketing Corp. (b) . . . . .    101,700    1,795,005
NCR Corp. (b). . . . . . . . . . . . .     76,500    1,959,930
                                                   -----------
                                                     4,479,255
                                                   -----------

CAPITAL GOODS (0.4%)
Stanley Works (The). . . . . . . . . .     92,400    2,550,240
                                                   -----------

CASINOS & GAMBLING (0.6%)
Ameristar Casinos, Inc. (b). . . . . .     35,200      751,520
Scientific Games Corp. (b) . . . . . .    270,300    2,540,820
                                                   -----------
                                                     3,292,340
                                                   -----------

CHEMICALS (1.2%)
Agrium, Inc. ADR - CA. . . . . . . . .     76,090      833,946
Albemarle Corp.. . . . . . . . . . . .     11,480      321,096
Cytec Industries, Inc. (b) . . . . . .     12,275      414,895
FMC Corp. (b). . . . . . . . . . . . .     38,700      875,781
Great Lakes Chemical Corp. . . . . . .     44,300      903,720
Lubrizol Corp. . . . . . . . . . . . .     64,400    1,995,756
PolyOne Corp.. . . . . . . . . . . . .    255,900    1,138,755
Wellman, Inc.. . . . . . . . . . . . .     52,000      582,400
                                                   -----------
                                                     7,066,349
                                                   -----------

COAL (1.4%)
Arch Coal, Inc.. . . . . . . . . . . .     76,600    1,760,268
Massey Energy Co.. . . . . . . . . . .    255,500    3,359,825
Peabody Energy Corp. . . . . . . . . .     92,700    3,113,793
                                                   -----------
                                                     8,233,886
                                                   -----------

COMMERCIAL SERVICES (0.2%)
Quanta Services, Inc. (b). . . . . . .    189,500    1,345,450
                                                   -----------

COMMUNICATIONS TECHNOLOGY (2.6%)
3Com Corp. (b) . . . . . . . . . . . .    408,200    1,910,376
Advanced Fibre Communications,
Inc. (b) . . . . . . . . . . . . . . .     88,500    1,439,895
Avaya, Inc. (b). . . . . . . . . . . .    355,800    2,298,468
Brocade Communications Systems,
Inc. (b) . . . . . . . . . . . . . . .    219,300    1,291,677
CommScope, Inc. (b). . . . . . . . . .     21,800      207,100
Harris Corp. . . . . . . . . . . . . .     64,900    1,950,245
Network Associates, Inc. (b) . . . . .    259,900    3,295,531
Symbol Technologies, Inc.. . . . . . .    178,300    2,319,683
                                                   -----------
                                                    14,712,975
                                                   -----------

COMPUTER SERVICES SOFTWARE & SYSTEMS (4.3%)
Autodesk, Inc. . . . . . . . . . . . .    119,600    1,932,736
Black Box Corp.. . . . . . . . . . . .     11,300      409,060
Borland Software Corp. (b) . . . . . .    108,000    1,055,160
CACI International, Inc. (b) . . . . .     56,500    1,937,950
Cadence Design Systems, Inc. (b) . . .    120,300    1,450,818
Compuware Corp. (b). . . . . . . . . .    394,200    2,274,534
Dendrite International, Inc. (b) . . .     43,975      566,398
GlobespanVirata, Inc. (b). . . . . . .    303,200    2,501,400
MicroStrategy, Inc. (b). . . . . . . .     21,500      783,245
MSC Software Corp. (b) . . . . . . . .     27,200      183,328
Novell, Inc. (b) . . . . . . . . . . .    580,000    1,786,400
Parametric Technology Corp. (b). . . .  1,537,600    4,689,679
Tech Data Corp. (b). . . . . . . . . .     96,700    2,582,857
THQ, Inc. (b). . . . . . . . . . . . .     57,200    1,029,600
Verity, Inc. (b) . . . . . . . . . . .     72,800      921,648
                                                   -----------
                                                    24,104,813
                                                   -----------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)

COMPUTER TECHNOLOGY (1.6%)
Advanced Digital Information Corp. (b). .  211,800  $ 2,115,882
Filenet Corp. (b) . . . . . . . . . . . .   51,000      920,040
Intergraph Corp. (b). . . . . . . . . . .  149,200    3,207,800
Palm, Inc. (b). . . . . . . . . . . . . .  113,900    1,853,153
Unisys Corp. (b). . . . . . . . . . . . .   99,100    1,216,948
                                                    -----------
                                                      9,313,823
                                                    -----------

CONSTRUCTION (1.2%)
Chicago Bridge & Iron Co. . . . . . . . .   95,500    2,165,940
MasTec, Inc. (b). . . . . . . . . . . . .  346,700    1,996,992
Terex Corp. (b) . . . . . . . . . . . . .  128,800    2,514,176
                                                    -----------
                                                      6,677,108
                                                    -----------

CONSULTING SERVICES (0.3%)
DiamondCluster International, Inc. (b). .  411,100    1,525,181
                                                    -----------

CONSUMER ELECTRONICS (1.1%)
CNET Networks, Inc. (b) . . . . . . . . .  198,000    1,233,540
EarthLink, Inc. (b) . . . . . . . . . . .  614,250    4,846,433
                                                    -----------
                                                      6,079,973
                                                    -----------

CONSUMER PRODUCTS (0.6%)
Blyth, Inc. . . . . . . . . . . . . . . .   10,100      274,720
International Flavors & Fragrances, Inc..   30,700      980,251
Intertape Polymer Group, Inc. (b) . . . .  131,070      779,867
Rayovac Corp. (b) . . . . . . . . . . . .   77,100      998,445
Snap-On, Inc. . . . . . . . . . . . . . .   13,300      386,099
                                                    -----------
                                                      3,419,382
                                                    -----------

CONTAINERS & PACKAGING: PAPER & PLASTIC (0.3%)
Temple-Inland, Inc. . . . . . . . . . . .   40,500    1,737,855
                                                    -----------

CONTRACT DRILLING (0.7%)
Parker Drilling Co. (b) . . . . . . . . .  738,500    2,149,035
Patterson-UTI Energy, Inc. (b). . . . . .   52,300    1,694,520
                                                    -----------
                                                      3,843,555
                                                    -----------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
BISYS Group, Inc. (The) (b) . . . . . . .  108,700    1,996,819
                                                    -----------

DIVERSIFIED MATERIALS & PROCESSING (0.4%)
Acuity Brands, Inc. . . . . . . . . . . .   33,100      601,427
Armor Holdings, Inc. (b). . . . . . . . .   63,400      849,560
Ball Corp.. . . . . . . . . . . . . . . .   17,100      778,221
Tredegar Industries, Inc. . . . . . . . .   12,390      185,726
                                                    -----------
                                                      2,414,934
                                                    -----------

DRUG & GROCERY STORE CHAINS (0.3%)
SUPERVALU, Inc. . . . . . . . . . . . . .   92,300    1,967,836
                                                    -----------

DRUGS & PHARMACEUTICALS (0.5%)
Pharmaceutical Resources, Inc. (b). . . .   54,600    2,656,836
                                                    -----------

E-COMMERCE & SERVICES (0.1%)
ebookers PLC ADR - GB (b) . . . . . . . .   29,100      467,113
                                                    -----------

ELECTRICAL EQUIPMENT & COMPONENTS (2.0%)
A.O. Smith Corp.. . . . . . . . . . . . .   24,800      698,120
CTS Corp. . . . . . . . . . . . . . . . .  174,500    1,823,525
Artesyn Technologies, Inc. (b). . . . . .  162,580      912,074
Flextronics International Ltd. (b). . . .  249,800    2,595,422
Sanmina Corp. (b) . . . . . . . . . . . .  592,400    3,738,044
Solectron Corp. (b) . . . . . . . . . . .  510,700    1,910,018
                                                    -----------
                                                     11,677,203
                                                    -----------

ELECTRONICS (1.0%)
Aeroflex, Inc. (b). . . . . . . . . . . .  219,100    1,695,835
Del Global Technologies Corp. (b) . . . .      164          377
DuPont Photomasks, Inc. (b) . . . . . . .   84,700    1,594,901
Mattson Technology, Inc. (b). . . . . . .  517,900    1,600,311
Molecular Devices Corp. (b) . . . . . . .   50,400      801,864
Riverstone Networks, Inc. (b) . . . . . .        2            2
                                                    -----------
                                                      5,693,290
                                                    -----------

ELECTRONICS: INSTRUMENTS, GAUGES & METERS (0.4%)
Itron, Inc. (b) . . . . . . . . . . . . .   40,100      864,556
Tektronix, Inc. (b) . . . . . . . . . . .   56,100    1,211,760
                                                    -----------
                                                      2,076,316
                                                    -----------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS (3.0%)
Advanced Micro Devices, Inc. (b). . . . .  330,600    2,119,146
Agere Systems, Inc. (b) . . . . . . . . .  561,700    1,308,761
Atmel Corp. (b) . . . . . . . . . . . . .  588,200    1,488,146
Axcelis Technologies, Inc. (b). . . . . .  699,600    4,281,551
Credence Systems Corp. (b). . . . . . . .  125,190    1,060,359
Fairchild Semiconductor Corp. (b) . . . .  304,325    3,892,317
Integrated Device Technology, Inc. (b). .   35,800      395,590
LTX Corp. (b) . . . . . . . . . . . . . .  319,800    2,756,676
                                                    -----------
                                                     17,302,546
                                                    -----------

ELECTRONICS: TECHNOLOGY (0.6%)
Edo Corp. . . . . . . . . . . . . . . . .   69,200    1,224,840
Herley Industries, Inc. (b) . . . . . . .   74,100    1,258,218
Trimble Navigation Ltd. (b) . . . . . . .   51,900    1,190,067
                                                    -----------
                                                      3,673,125
                                                    -----------

ENGINEERING & CONTRACTING SERVICES (0.1%)
Dycom Industries, Inc. (b). . . . . . . .   28,600      466,180
                                                    -----------

ENTERTAINMENT (0.4%)
Metro-Goldwyn-Mayer, Inc. (b) . . . . . .  196,700    2,443,014
                                                    -----------

FERTILIZERS (0.4%)
IMC Global, Inc.. . . . . . . . . . . . .  336,600    2,258,586
                                                    -----------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.7%)
Jack Henry & Associates, Inc. . . . . . .  129,500    2,303,805
NDCHealth Corp. . . . . . . . . . . . . .  104,500    1,917,575
PRG-Schultz International, Inc. (b) . . .    9,380       55,342
                                                    -----------
                                                      4,276,722
                                                    -----------

FOODS (1.7%)
Del Monte Foods Co. (b) . . . . . . . . .  420,400    3,716,336
Hormel Foods Corp.. . . . . . . . . . . .   77,500    1,836,750
Interstate Bakeries Corp. . . . . . . . .   86,800    1,102,360
NBTY, Inc. (b). . . . . . . . . . . . . .  138,100    2,908,386
Sensient Technologies Corp. . . . . . . .   17,000      390,830
                                                    -----------
                                                      9,954,662
                                                    -----------

HEALTH CARE MANAGEMENT SERVICES (1.7%)
AdvancePCS (b). . . . . . . . . . . . . .  100,600    3,845,938
AMERIGROUP Corp. (b). . . . . . . . . . .   12,800      476,160
Curative Health Services, Inc. (b). . . .   38,200      649,400
Select Medical Corp. (b). . . . . . . . .  106,500    2,644,395
Triad Hospitals, Inc. (b) . . . . . . . .   77,800    1,930,996
                                                    -----------
                                                      9,546,889
                                                    -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  CAP  VALUE  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES     VALUE
-------------------------------------------------------------

COMMON STOCKS (CONTINUED)

HEALTH CARE SERVICES (1.6%)
Apria Healthcare Group, Inc. (b) . . . .  122,500  $3,047,800
PAREXEL International Corp. (b). . . . .   48,700     679,365
PDI, Inc. (b). . . . . . . . . . . . . .   88,500     899,160
Province Healthcare Co. (b). . . . . . .  142,400   1,576,368
Quovadx, Inc. (b). . . . . . . . . . . .  181,300     542,087
RehabCare Group, Inc. (b). . . . . . . .  117,200   1,716,980
Ventiv Health, Inc. (b). . . . . . . . .  240,000     984,240
                                                   ----------
                                                    9,446,000
                                                   ----------

HOMEBUILDING (0.2%)
Beazer Homes USA, Inc. (b) . . . . . . .   14,400   1,202,400
                                                   ----------

HOUSEHOLD FURNISHINGS (1.0%)
Ethan Allen Interiors, Inc.. . . . . . .    8,890     312,572
Furniture Brands International, Inc. (b)   93,125   2,430,563
La-Z-Boy, Inc. . . . . . . . . . . . . .   73,100   1,635,978
Maytag Corp. . . . . . . . . . . . . . .   51,500   1,257,630
                                                   ----------
                                                    5,636,743
                                                   ----------

IDENTIFICATION CONTROL & FILTER DEVICES (1.1%)
Flowserve Corp. (b). . . . . . . . . . .  166,000   3,265,220
Hubbell, Inc. Class B. . . . . . . . . .   60,500   2,002,550
Pall Corp. . . . . . . . . . . . . . . .   52,300   1,176,750
                                                   ----------
                                                    6,444,520
                                                   ----------

INDUSTRIAL SPECIALTIES (0.5%)
Graftech International Ltd. (b). . . . .  501,700   2,734,265
                                                   ----------

INSURANCE: LIFE (0.8%)
Phoenix Co., Inc.. . . . . . . . . . . .  193,525   1,747,531
Unum Provident Corp. . . . . . . . . . .  233,600   3,132,576
                                                   ----------
                                                    4,880,107
                                                   ----------

INSURANCE: MULTI-LINE (1.5%)
Reinsurance Group of America, Inc. . . .  116,200   3,730,020
StanCorp Financial Group, Inc. . . . . .   56,900   2,971,318
Wellchoice, Inc. (b) . . . . . . . . . .   62,200   1,821,216
                                                   ----------
                                                    8,522,554
                                                   ----------

INSURANCE: PROPERTY - CASUALTY (1.6%)
IPC Holdings Ltd.. . . . . . . . . . . .   64,000   2,144,000
PMI Group, Inc. (The). . . . . . . . . .  105,600   2,834,304
ProAssurance Corp. (b) . . . . . . . . .   80,900   2,183,491
RLI Corp.. . . . . . . . . . . . . . . .   56,211   1,849,342
                                                   ----------
                                                    9,011,137
                                                   ----------

INTERNET SOFTWARE/SERVICES (0.4%)
Art Technology Group, Inc. (b) . . . . .  508,500     813,600
Websense, Inc. (b) . . . . . . . . . . .   79,800   1,249,668
                                                   ----------
                                                    2,063,268
                                                   ----------

INVESTMENT BANKS/BROKERS (1.1%)
E*TRADE Group, Inc. (b). . . . . . . . .  403,100   3,426,350
Knight Trading Group, Inc. (b) . . . . .  496,200   3,086,364
                                                   ----------
                                                    6,512,714
                                                   ----------

INVESTMENT MANAGEMENT COMPANIES (0.8%)
Affiliated Managers Group, Inc. (b). . .   58,800   3,583,860
Waddell & Reed Financial, Inc. . . . . .   34,815     893,701
                                                   ----------
                                                    4,477,561
                                                   ----------

LEISURE TIME (1.0%)
Action Performance Companies, Inc. . . .   67,000   1,273,000
Argosy Gaming Co. (b). . . . . . . . . .   80,300   1,679,072
Callaway Golf Co.. . . . . . . . . . . .   26,825     354,627
Intrawest Corp.. . . . . . . . . . . . .   79,300   1,045,174
Midway Games, Inc. (b) . . . . . . . . .  179,825     652,765
Six Flags, Inc. (b). . . . . . . . . . .  141,800     961,404
                                                   ----------
                                                    5,966,042
                                                   ----------

MACHINERY: CONSTRUCTION & HANDLING (0.2%)
Manitowoc Co. (The). . . . . . . . . . .   59,800   1,333,540
                                                   ----------

MACHINERY: INDUSTRIAL/SPECIALTY (0.8%)
Joy Global, Inc. (b) . . . . . . . . . .  120,600   1,781,262
Kennametal, Inc. . . . . . . . . . . . .   82,800   2,801,952
                                                   ----------
                                                    4,583,214
                                                   ----------

MACHINERY: OIL WELL EQUIPMENT & SERVICES (1.4%)
Key Energy Services, Inc. (b). . . . . .  496,255   5,319,854
Rowan Companies, Inc. (b). . . . . . . .  120,000   2,688,000
                                                   ----------
                                                    8,007,854
                                                   ----------

MACHINERY: SPECIALTY (0.0%)
JLG Industries, Inc. . . . . . . . . . .   36,100     245,480
                                                   ----------

MANUFACTURED HOUSING (0.4%)
Champion Enterprises (b) . . . . . . . .  492,300   2,550,114
                                                   ----------

MANUFACTURING (0.2%)
Crane Co.. . . . . . . . . . . . . . . .   23,575     533,502
KEMET Corp. (b). . . . . . . . . . . . .   42,600     430,260
                                                   ----------
                                                      963,762
                                                   ----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (1.4%)
CONMED Corp. (b) . . . . . . . . . . . .   66,200   1,208,812
Mentor Corp. . . . . . . . . . . . . . .   74,400   1,441,872
Ocular Sciences, Inc. (b). . . . . . . .  118,200   2,346,270
Owens & Minor, Inc.. . . . . . . . . . .  132,500   2,961,375
                                                   ----------
                                                    7,958,329
                                                   ----------

MEDICAL SPECIALTIES (0.0%)
VISX, Inc. (b) . . . . . . . . . . . . .   10,825     187,814
                                                   ----------

METAL FABRICATING (1.0%)
Maverick Tube Corp. (b). . . . . . . . .  171,490   3,284,034
Precision Castparts Corp.. . . . . . . .   16,800     522,480
SPS Technologies, Inc. (b) . . . . . . .    3,600      97,344
Timken Co. . . . . . . . . . . . . . . .   93,500   1,637,185
                                                   ----------
                                                    5,541,043
                                                   ----------

MISCELLANEOUS MATERIALS & PROCESSING (0.4%)
USEC, Inc. . . . . . . . . . . . . . . .  313,900   2,203,578
                                                   ----------

OFFICE FURNITURE & BUSINESS EQUIPMENT (0.1%)
HON Industries, Inc. . . . . . . . . . .   17,800     542,900
                                                   ----------

OIL & GAS (0.8%)
Ashland, Inc.. . . . . . . . . . . . . .   18,800     576,784
Chesapeake Energy Corp.. . . . . . . . .  309,300   3,123,930
Tesoro Petroleum Corp. (b) . . . . . . .  172,900   1,189,552
                                                   ----------
                                                    4,890,266
                                                   ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            GVIT  SMALL  CAP  VALUE  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

---------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)

OIL: CRUDE PRODUCERS (1.1%)
Forest Oil Corp. (b). . . . . . . . . . .    6,650  $   167,048
Newfield Exploration Co. (b). . . . . . .   95,100    3,571,005
Noble Energy, Inc.. . . . . . . . . . . .   11,500      434,700
XTO Energy, Inc.. . . . . . . . . . . . .  105,099    2,113,541
                                                    -----------
                                                      6,286,294
                                                    -----------

OILFIELD SERVICES/EQUIPMENT (1.2%)
Global Industries Ltd. (b). . . . . . . .  350,300    1,688,446
Grant Prideco, Inc. (b) . . . . . . . . .  154,000    1,809,500
Trico Marine Services, Inc. (b) . . . . .  511,200    2,003,904
Veritas DGC, Inc. (b) . . . . . . . . . .  118,400    1,361,600
                                                    -----------
                                                      6,863,450
                                                    -----------

PACKAGED SOFTWARE (0.7%)
IONA Technologies PLC ADR - IE (b). . . .  440,700      973,947
Manugistics Group, Inc. (b) . . . . . . .  378,300    1,554,813
MRO Software, Inc. (b). . . . . . . . . .   71,300      615,319
Skillsoft PLC ADR - GB (b). . . . . . . .  194,300      981,215
                                                    -----------
                                                      4,125,294
                                                    -----------

PAINTS & COATINGS (0.8%)
Ferro Corp. . . . . . . . . . . . . . . .   12,460      280,724
RPM International, Inc. . . . . . . . . .  156,800    2,156,000
Valspar Corp. . . . . . . . . . . . . . .   46,500    1,963,230
                                                    -----------
                                                      4,399,954
                                                    -----------

PAPER (0.2%)
Bowater, Inc. . . . . . . . . . . . . . .   31,000    1,160,950
                                                    -----------

PERSONNEL SERVICES (0.1%)
Kforce.com, Inc. (b). . . . . . . . . . .  113,400      547,722
                                                    -----------

PHARMACEUTICALS (1.5%)
Elan Corp. PLC ADR - IE (b) . . . . . . .  210,900    1,189,476
IVAX Corp. (b). . . . . . . . . . . . . .  102,800    1,834,980
King Pharmaceuticals, Inc. (b). . . . . .  152,200    2,246,472
Savient Pharmaceuticals, Inc (b). . . . .  306,100    1,420,304
Shire Pharmaceuticals Group
PLC ADR - GB (b). . . . . . . . . . . . .   94,600    1,863,620
                                                    -----------
                                                      8,554,852
                                                    -----------

PLASTICS (0.1%)
Spartech Corp.. . . . . . . . . . . . . .   18,300      388,143
                                                    -----------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES (0.3%)
Headwaters, Inc. (b). . . . . . . . . . .  105,400    1,548,326
                                                    -----------

PRINTING & COPYING SERVICES (0.1%)
Bowne & Co. . . . . . . . . . . . . . . .   22,825      297,410
                                                    -----------

PRODUCTION TECHNOLOGY EQUIPMENT (1.0%)
Photronics, Inc. (b). . . . . . . . . . .  345,500    6,028,975
                                                    -----------

PUBLISHING: MISCELLANEOUS (0.7%)
Banta Corp. . . . . . . . . . . . . . . .   15,600      504,972
Proquest Co. (b). . . . . . . . . . . . .  120,125    3,099,225
Valassis Communications, Inc. (b) . . . .   27,700      712,444
                                                    -----------
                                                      4,316,641
                                                    -----------

PUBLISHING: NEWSPAPERS (0.5%)
Hollinger International, Inc. . . . . . .   40,750      438,878
Lee Enterprises, Inc. . . . . . . . . . .   60,900    2,285,577
                                                    -----------
                                                      2,724,455
                                                    -----------

RADIO & TV BROADCASTERS (0.9%)
Cumulus Media, Inc. (b) . . . . . . . . .  112,987    2,138,844
Emmis Communications Corp. (b). . . . . .   62,300    1,429,785
Sinclair Broadcast Group, Inc. (b). . . .  139,100    1,614,951
                                                    -----------
                                                      5,183,580
                                                    -----------

RAILROADS (0.5%)
Genesee & Wyoming, Inc. (b) . . . . . . .  152,450    3,135,897
                                                    -----------

REAL ESTATE (0.0%)
Avatar Holdings, Inc. (b) . . . . . . . .    3,980      120,196
                                                    -----------

REAL ESTATE INVESTMENT TRUSTS (2.3%)
American Financial Realty Trust . . . . .  120,700    1,799,637
CBL & Associates Properties, Inc. . . . .   81,000    3,482,999
Developers Diversified Realty Corp. . . .   68,900    1,959,516
Liberty Property Trust. . . . . . . . . .   82,500    2,854,500
SL Green Realty Corp. . . . . . . . . . .   86,300    3,011,007
                                                    -----------
                                                     13,107,659
                                                    -----------

RENTAL & LEASING SERVICES: CONSUMER (0.2%)
Dollar Thrifty Automotive Group, Inc. (b)   59,000    1,094,450
                                                    -----------

RESTAURANTS (0.2%)
Darden Restaurants, Inc.. . . . . . . . .   50,300      954,694
IHOP Corp.. . . . . . . . . . . . . . . .   13,900      438,823
                                                    -----------
                                                      1,393,517
                                                    -----------

RETAIL (4.2%)
American Eagle Outfitters, Inc. (b) . . .   69,900    1,281,966
AnnTaylor Stores Corp. (b). . . . . . . .   81,100    2,347,845
Barnes & Noble, Inc. (b). . . . . . . . .    4,200       96,810
Big Lots, Inc. (b). . . . . . . . . . . .  131,000    1,970,240
BJ's Wholesale Club, Inc. (b) . . . . . .   37,900      570,774
Blockbuster, Inc. . . . . . . . . . . . .   82,200    1,385,070
Claire's Stores, Inc. . . . . . . . . . .   42,300    1,072,728
Freemarkets, Inc. (b) . . . . . . . . . .  172,900    1,203,384
Group 1 Automotive, Inc. (b). . . . . . .   31,700    1,027,397
Linens 'n Things, Inc. (b). . . . . . . .  163,100    3,850,790
Men's Wearhouse (b) . . . . . . . . . . .   60,900    1,330,665
Payless Shoesource, Inc. (b). . . . . . .   49,000      612,500
Saks, Inc. (b). . . . . . . . . . . . . .   81,800      793,460
Sonic Automotive, Inc. (b). . . . . . . .   51,500    1,128,365
Too, Inc. (b) . . . . . . . . . . . . . .  127,500    2,581,875
Wet Seal, Inc. (b). . . . . . . . . . . .   87,300      932,364
Zale Corp. (b). . . . . . . . . . . . . .   41,025    1,641,000
                                                    -----------
                                                     23,827,233
                                                    -----------

SAVINGS & LOANS (2.2%)
BankAtlantic Bancorp, Inc.. . . . . . . .  304,220    3,617,176
Brookline Bancorp, Inc. . . . . . . . . .   25,000      350,000
First Niagara Financial Group, Inc. . . .  154,900    2,162,404
FirstFed Financial Corp. (b). . . . . . .   12,700      448,183
NetBank, Inc. . . . . . . . . . . . . . .  149,300    1,964,788
Provident Financial Services, Inc.. . . .   12,800      243,840
Sovereign Bancorp, Inc. . . . . . . . . .   24,200      378,730
Webster Financial Corp. . . . . . . . . .   98,100    3,708,179
                                                    -----------
                                                     12,873,300
                                                    -----------

SECURITIES BROKERAGE & SERVICES (1.6%)
American Capital Strategies Ltd.. . . . .   84,300    2,102,442
Friedman, Billings, Ramsey Group, Inc.. .  228,605    3,063,307
Legg Mason, Inc.. . . . . . . . . . . . .   57,800    3,754,110
Raymond James Financial, Inc. . . . . . .   10,175      336,284
                                                    -----------
                                                      9,256,143
                                                    -----------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (CONTINUED)

SECURITY SERVICES (0.4%)
Brink's Co. (The) . . . . . . . . . . .  170,475  $  2,483,821
                                                  ------------

SEMICONDUCTORS (0.8%)
ANADIGICS, Inc. (b) . . . . . . . . . .  392,350     1,290,832
Brooks Automation, Inc (b). . . . . . .  124,800     1,415,232
TriQuint Semiconductor, Inc. (b). . . .  355,700     1,479,712
Ultratech Stepper, Inc. (b) . . . . . .   31,900       589,831
                                                  ------------
                                                     4,775,607
                                                  ------------

SERVICES: COMMERCIAL (0.8%)
MPS Group, Inc. (b) . . . . . . . . . .  288,341     1,983,786
Waste Connections, Inc. (b) . . . . . .   70,200     2,460,510
                                                  ------------
                                                     4,444,296
                                                  ------------

SOAPS & HOUSEHOLD CHEMICALS (0.4%)
Dial Corp. (The). . . . . . . . . . . .  125,700     2,444,865
                                                  ------------

SPECIALTY STORES (1.4%)
CSK Auto Corp. (b). . . . . . . . . . .  108,600     1,569,270
Electronics Boutique Holdings Corp. (b)   39,200       905,912
Finlay Enterprises, Inc. (b). . . . . .   81,500     1,348,825
Gamestop Corp. Class A (b). . . . . . .   56,600       731,272
Officemax, Inc. (b) . . . . . . . . . .  271,200     1,776,360
Radioshack Corp.. . . . . . . . . . . .   59,000     1,552,290
                                                  ------------
                                                     7,883,929
                                                  ------------

STEEL (0.8%)
Carpenter Technology Corp.. . . . . . .   59,800       932,880
United States Steel Corp. . . . . . . .  214,700     3,514,639
                                                  ------------
                                                     4,447,519
                                                  ------------

TELECOMMUNICATIONS EQUIPMENT (1.7%)
Andrew Corp. (b). . . . . . . . . . . .   72,300       665,160
Arris Group, Inc. (b) . . . . . . . . .  754,785     3,743,734
Belden, Inc.. . . . . . . . . . . . . .   29,125       462,796
Comverse Technology, Inc. (b) . . . . .   48,200       724,446
Intervoice, Inc. (b). . . . . . . . . .  110,900       547,846
Polycom, Inc. (b) . . . . . . . . . . .  250,500     3,471,930
                                                  ------------
                                                     9,615,912
                                                  ------------

TEXTILE APPAREL MFRS. (0.7%)
Kellwood Co.. . . . . . . . . . . . . .    8,925       282,298
Polo Ralph Lauren Corp. . . . . . . . .   22,200       572,538
Quiksilver, Inc. (b). . . . . . . . . .   88,400     1,457,716
Tommy Hilfiger Corp. (b). . . . . . . .  177,400     1,639,176
                                                  ------------
                                                     3,951,728
                                                  ------------

TEXTILE PRODUCTS (0.2%)
Footstar, Inc. (b). . . . . . . . . . .   38,350       498,550
G & K Services, Inc.. . . . . . . . . .   20,300       600,880
Unifi, Inc. (b) . . . . . . . . . . . .   10,150        62,930
                                                  ------------
                                                     1,162,360
                                                  ------------

TOILETRIES (0.1%)
Playtex Products, Inc. (b). . . . . . .   93,900       602,838
                                                  ------------

TOYS (0.3%)
Hasbro, Inc.. . . . . . . . . . . . . .  104,200     1,822,458
                                                  ------------

TRANSPORTATION (0.4%)
CNF Transportation, Inc.. . . . . . . .   12,500       317,250
Tidewater, Inc. . . . . . . . . . . . .   71,600     2,102,892
                                                  ------------
                                                     2,420,142
                                                  ------------

TRUCKERS (0.9%)
Arkansas Best Corp. . . . . . . . . . .   11,800       280,722
J.B. Hunt Transport Services, Inc. (b).   78,300     2,955,825
Roadway Express . . . . . . . . . . . .   40,600     1,158,318
USF Corp. . . . . . . . . . . . . . . .   19,200       517,824
                                                  ------------
                                                     4,912,689
                                                  ------------

UTILITIES: ELECTRICAL (1.9%)
Black Hills Corp. . . . . . . . . . . .   62,320     1,913,224
DQE, Inc. . . . . . . . . . . . . . . .  190,500     2,870,835
NSTAR . . . . . . . . . . . . . . . . .   56,000     2,550,800
Wisconsin Energy Corp.. . . . . . . . .  129,900     3,767,100
                                                  ------------
                                                    11,101,959
                                                  ------------

UTILITIES: GAS DISTRIBUTORS (1.8%)
New Jersey Resources Corp.. . . . . . .   96,100     3,411,550
Questar Corp. . . . . . . . . . . . . .  107,200     3,587,984
Western Gas Resources, Inc. . . . . . .   90,200     3,571,920
                                                  ------------
                                                    10,571,454
                                                  ------------

UTILITIES: MISCELLANEOUS (0.1%)
Vectren, Inc. . . . . . . . . . . . . .   15,800       395,790
                                                  ------------

UTILITIES: TELECOMMUNICATIONS (0.2%)
Nextel Partners, Inc. (b) . . . . . . .  158,600     1,157,780
                                                  ------------

UTILITIES: WATER (0.3%)
American States Water Co. . . . . . . .   68,252     1,863,280
                                                  ------------

WASTE MANAGEMENT (0.4%)
Allied Waste Industries, Inc. (b) . . .  221,300     2,224,065
                                                  ------------

WIRELESS TELECOMMUNICATIONS (0.5%)
Alamosa Holdings, Inc. (b). . . . . . .  657,000     1,005,210
Western Wireless Corp. (b). . . . . . .  167,200     1,927,816
                                                  ------------
                                                     2,933,026
                                                  ------------
TOTAL COMMON STOCKS                                543,912,238
                                                  ------------

WARRANT (0.0%)

ELECTROMEDICAL EQUIPMENT (0.0%)
Del Global Technologies Corp. . . . . .       66            30
                                                  ------------
TOTAL WARRANT                                               30
                                                  ------------

TOTAL INVESTMENTS
(COST $534,847,895) (A) - 94.4%                    543,912,268

OTHER ASSETS IN EXCESS
OF LIABILITIES - 5.6%                               32,296,973
                                                  ------------

NET ASSETS - 100.0%                               $576,209,241
                                                  ------------
                                                  ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Denotes a non-income producing security. ADR American Depositary Receipt CA Canada
GB  United  Kingdom
IE  Ireland
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND

              STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (82.1%)

ADVERTISING SERVICES (2.7%)
Getty Images, Inc. (b) . . . . . . . . .   83,000  $ 3,427,900
                                                   -----------

AUDIO/VIDEO PRODUCTS (0.7%)
Harman International Industries, Inc.. .   10,400      823,056
                                                   -----------

AUTO PARTS & EQUIPMENT (2.8%)
Gentex Corp. (b) . . . . . . . . . . . .   64,500    1,974,345
O'Reilly Automotive, Inc. (b). . . . . .   46,400    1,549,296
                                                   -----------
                                                     3,523,641
                                                   -----------

BROADCAST MEDIA (1.3%)
Lin TV Corp., Class A (b). . . . . . . .   20,300      478,065
Radio One, Inc. (b). . . . . . . . . . .   64,300    1,142,611
                                                   -----------
                                                     1,620,676
                                                   -----------

CASINOS & GAMBLING (1.2%)
Alliance Gaming Corp. (b). . . . . . . .   42,400      801,784
Station Casinos, Inc. (b). . . . . . . .   25,400      641,350
                                                   -----------
                                                     1,443,134
                                                   -----------

CHEMICALS (0.7%)
Cabot Microelectronics Corp. (b) . . . .   17,200      868,084
                                                   -----------

COMMERCIAL BANKS - WESTERN U.S.(0.7%)
Cathay Bancorp, Inc. . . . . . . . . . .   11,600      517,128
Glacier Bancorp, Inc.. . . . . . . . . .   16,060      395,397
                                                   -----------
                                                       912,525
                                                   -----------

COMMERCIAL SERVICES (0.4%)
Euronet Worldwide, Inc. (b). . . . . . .   48,500      524,285
                                                   -----------

COMPUTER HARDWARE (0.5%)
Western Digital Corp. (b). . . . . . . .   64,300      662,290
                                                   -----------

COMPUTER SOFTWARE & SERVICES (4.4%)
Cerner Corp. (b) . . . . . . . . . . . .   71,100    1,631,745
Concord Communications, Inc. (b) . . . .   36,200      497,026
EPIQ Systems, Inc. (b) . . . . . . . . .   52,750      905,718
Manhattan Associates, Inc. (b) . . . . .   27,100      703,787
MemberWorks, Inc. (b). . . . . . . . . .   55,200    1,090,200
NetScreen Technologies, Inc. (b) . . . .   32,300      728,365
                                                   -----------
                                                     5,556,841
                                                   -----------

CONSTRUCTION & HOUSING (0.7%)
Meritage Corp. (b) . . . . . . . . . . .   16,800      827,568
                                                   -----------

CONSULTING SERVICES (2.1%)
FTI Consulting, Inc. (b) . . . . . . . .   38,100      951,357
MAXIMUS, Inc. (b). . . . . . . . . . . .   45,600    1,259,928
The Advisory Board Co. (b) . . . . . . .   11,900      482,188
                                                   -----------
                                                     2,693,473
                                                   -----------

CONSUMER PRODUCTS (0.5%)
Central Garden & Pet Co. (b) . . . . . .   25,800      615,330
                                                   -----------

DATA PROCESSING SERVICES (1.0%)
Documentum, Inc. (b) . . . . . . . . . .   33,900      666,813
Group 1 Software, Inc. (b) . . . . . . .   33,600      620,592
                                                   -----------
                                                     1,287,405
                                                   -----------

EDUCATION (2.6%)
ITT Educational Services, Inc. (b) . . .   67,100    1,962,675
Sylvan Learning Systems, Inc. (b). . . .   57,000    1,301,880
                                                   -----------
                                                     3,264,555
                                                   -----------

ELECTRONICS (3.8%)
Artisan Components, Inc. (b) . . . . . .   31,100      703,171
Cree, Inc. (b) . . . . . . . . . . . . .   44,100      717,948
Flir Systems, Inc. (b) . . . . . . . . .   21,000      633,150
PerkinElmer, Inc.. . . . . . . . . . . .  109,131    1,507,099
Photon Dynamics, Inc. (b). . . . . . . .   25,500      704,565
Planar Systems, Inc. (b) . . . . . . . .   25,000      489,000
                                                   -----------
                                                     4,754,933
                                                   -----------

ENTERTAINMENT SOFTWARE (1.9%)
Take-Two Interactive Software, Inc. (b).   83,200    2,357,888
                                                   -----------

ENVIRONMENTAL (0.4%)
Stericycle, Inc. (b) . . . . . . . . . .   14,000      538,720
                                                   -----------

FINANCIAL (4.0%)
AmeriCredit Corp. (b). . . . . . . . . .   52,800      451,440
Chicago Mercantile Exchange. . . . . . .   13,309      926,706
Financial Federal Corp. (b). . . . . . .   59,500    1,451,800
Jefferies Group, Inc.. . . . . . . . . .   17,100      851,409
Raymond James Financial, Inc.. . . . . .   23,800      786,590
Seacoast Banking Corp. of Florida. . . .   29,200      497,568
                                                   -----------
                                                     4,965,513
                                                   -----------

FINANCIAL SERVICES (4.5%)
Digital Insight Corp. (b). . . . . . . .   77,100    1,468,755
FactSet Research Systems, Inc. . . . . .   43,900    1,933,795
The Corporate Executive Board Co. (b). .   55,300    2,241,308
                                                   -----------
                                                     5,643,858
                                                   -----------

FOOD & BEVERAGE (2.8%)
American Italian Pasta Co. (b) . . . . .   57,300    2,386,545
Krispy Kreme Doughnuts, Inc. (b) . . . .    8,700      358,266
Robert Mondavi Corp. (The) (b) . . . . .   28,800      728,928
                                                   -----------
                                                     3,473,739
                                                   -----------

HEALTHCARE SERVICES (13.7%)
American Healthways, Inc. (b). . . . . .   97,100    3,507,251
AmSurg Corp. (b) . . . . . . . . . . . .   58,300    1,778,150
Cholestech Corp. (b) . . . . . . . . . .   79,500      784,665
Dendrite International, Inc. (b) . . . .  168,300    2,167,704
Gene Logic, Inc. (b) . . . . . . . . . .   15,110       90,207
Odyssey Healthcare, Inc. (b) . . . . . .   64,100    2,371,700
Omnicare, Inc. . . . . . . . . . . . . .   66,300    2,240,277
SurModics, Inc. (b). . . . . . . . . . .   22,100      674,050
VISX, Inc. (b) . . . . . . . . . . . . .  123,100    2,135,785
Wilson Greatbatch Technologies, Inc. (b)   35,820    1,293,102
                                                   -----------
                                                    17,042,891
                                                   -----------

HUMAN RESOURCES (0.4%)
Resources Connection, Inc. (b) . . . . .   19,800      472,428
                                                   -----------

INSURANCE (0.3%)
ProAssurance Corp. (b) . . . . . . . . .   14,600      394,054
                                                   -----------

INTERNET (4.3%)
Ask Jeeves, Inc. (b) . . . . . . . . . .   36,100      496,375
Avocent Corp. (b). . . . . . . . . . . .   21,600      646,488
CheckFree Corp. (b). . . . . . . . . . .   90,706    2,525,255
Netease.com, Inc. ADR - KY (b) . . . . .   16,000      583,360
RADWARE Ltd. (b) . . . . . . . . . . . .   34,200      585,846
Sohu.com, Inc. (b) . . . . . . . . . . .   17,500      597,800
                                                   -----------
                                                     5,435,124
                                                   -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                           GVIT  SMALL  CAP  GROWTH  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
----------------------------------------------------------------

COMMON STOCKS (CONTINUED)

MACHINERY, EQUIPMENT, & SUPPLIES (0.6%)
Zebra Technologies Corp., Class A (b) . .   10,700  $    804,533
                                                    ------------

MEDICAL (3.2%)
Advanced Neuromodulation Systems,
Inc. (b). . . . . . . . . . . . . . . . .   19,500     1,009,515
Angiotech Pharmaceuticals, Inc. (b) . . .   12,600       513,324
Edwards Lifesciences Corp. (b). . . . . .   15,900       511,026
Martek Biosciences Corp. (b). . . . . . .   17,700       760,038
Regeneration Technologies, Inc. (b) . . .   54,200       720,318
Techne Corp. (b). . . . . . . . . . . . .   16,300       494,542
                                                    ------------
                                                       4,008,763
                                                    ------------

METALWORKING & REPAIR (WHOLESALE
INDUSTRIAL MACHINERY) (1.5%)
MSC Industrial Direct Co., Inc. (b) . . .  102,600     1,836,540
                                                    ------------

NETWORKING PRODUCTS (0.4%)
Foundry Networks, Inc. (b). . . . . . . .   38,900       560,160
                                                    ------------

OIL & GAS (3.2%)
Evergreen Resources, Inc. (b) . . . . . .   14,000       760,340
Newfield Exploration Co. (b). . . . . . .   49,700     1,866,235
Patina Oil & Gas Corp.. . . . . . . . . .   23,200       745,880
Ultra Petroleum Corp. (b) . . . . . . . .   53,500       690,685
                                                    ------------
                                                       4,063,140
                                                    ------------

PHARMACEUTICALS (4.3%)
Alkermes, Inc. (b). . . . . . . . . . . .   37,900       407,425
Biosite, Inc. (b) . . . . . . . . . . . .   10,200       490,620
Eon Labs, Inc. (b). . . . . . . . . . . .   18,900       664,335
Medicis Pharmaceutical Corp., Class A . .    9,400       532,980
MGI Pharma, Inc. (b). . . . . . . . . . .   24,400       625,372
Neurocrine Biosciences, Inc. (b). . . . .   13,700       684,178
Pharmaceutical Resources, Inc. (b). . . .   24,600     1,197,036
Taro Pharmaceutical Industries Ltd. (b) .   13,700       751,856
                                                    ------------
                                                       5,353,802
                                                    ------------

RESORTS & THEME PARKS (0.6%)
Vail Resorts, Inc. (b). . . . . . . . . .   53,400       719,298
                                                    ------------

RETAIL (2.7%)
Fred's, Inc.. . . . . . . . . . . . . . .   34,800     1,293,864
Guitar Center, Inc. (b) . . . . . . . . .   17,900       519,100
Hot Topic, Inc. (b) . . . . . . . . . . .   26,750       719,843
Tractor Supply Co. (b). . . . . . . . . .   18,600       888,150
                                                    ------------
                                                       3,420,957
                                                    ------------

SEMICONDUCTOR EQUIPMENT (0.4%)
Entegris, Inc. (b). . . . . . . . . . . .   41,800       561,792
                                                    ------------

SEMICONDUCTORS (1.2%)
Integrated Circuit Systems, Inc. (b). . .   25,500       801,465
Microsemi Corp. (b) . . . . . . . . . . .   46,900       750,400
                                                    ------------
                                                       1,551,865
                                                    ------------

TELECOMMUNICATIONS (1.5%)
AO VimpelCom ADR - RU (b) . . . . . . . .   15,400       715,176
Tekelec (b) . . . . . . . . . . . . . . .   98,100     1,108,530
                                                    ------------
                                                       1,823,706
                                                    ------------

THERAPEUTICS (0.7%)
Connetics Corp. (b) . . . . . . . . . . .   32,400       485,028
CV Therapeutics, Inc. (b) . . . . . . . .   13,400       397,444
                                                    ------------
                                                         882,472
                                                    ------------

TRANSPORTATION (2.3%)
J.B. Hunt Transport Services, Inc. (b). .    6,890       260,098
Kansas City Southern Industries, Inc. (b)   82,500       992,475
Old Dominion Freight Line, Inc. (b) . . .   36,450       788,049
UTI Worldwide, Inc. . . . . . . . . . . .   25,200       785,988
                                                    ------------
                                                       2,826,610
                                                    ------------

TRAVEL SERVICES (1.1%)
Ebookers PLC (b). . . . . . . . . . . . .   38,000       609,976
Pegasus Solutions, Inc. (b) . . . . . . .   49,000       796,250
                                                    ------------
                                                       1,406,226
                                                    ------------
TOTAL COMMON STOCKS                                  102,949,775
                                                    ------------

TOTAL INVESTMENTS
(COST $89,977,376) (A) - 82.1%                       102,949,775

OTHER ASSETS IN EXCESS
OF LIABILITIES - 17.9%                                22,465,484
                                                    ------------

NET ASSETS - 100.0%                                 $125,415,259
                                                    ------------
                                                    ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
KY   Cayman  Islands
RU   Russian  Federation

See notes to financial statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

-----------------------------------------------------------
SECURITY DESCRIPTION                   SHARES      VALUE
-----------------------------------------------------------

COMMON STOCKS (98.2%)

BRAZIL (1.7%)

AEROSPACE/DEFENSE (1.7%)
Empresa Brasiliera de Aeronautica
SA ADR. . . . . . . . . . . . . . . .   23,800  $   454,580
                                                -----------

FINLAND (3.3%)

OIL & GAS (3.3%)
Fortum Oyj. . . . . . . . . . . . . .  111,000      889,719
                                                -----------

GERMANY (5.3%)

RETAIL (2.8%)
Puma AG . . . . . . . . . . . . . . .    7,852      772,743
                                                -----------

TELECOMMUNICATIONS (2.5%)
Deutsche Telekom AG . . . . . . . . .   43,900      668,471
                                                -----------
                                                  1,441,214
                                                -----------

JAPAN (16.1%)

BROKERAGE SERVICES (2.5%)
Matsui Securities Co. Ltd.. . . . . .   65,000      663,127
                                                -----------

BUILDING PRODUCTS (3.2%)
Asahi Glass Co. Ltd.. . . . . . . . .  139,000      862,419
                                                -----------

ELECTRONICS (5.3%)
NEC Corp. . . . . . . . . . . . . . .  119,000      594,628
Yokogawa Electric Corp. . . . . . . .  113,000      872,381
                                                -----------
                                                  1,467,009
                                                -----------

MANUFACTURING (3.1%)
Mitsubishi Heavy Industries Ltd.. . .  322,000      833,995
                                                -----------

TELECOMMUNICATIONS (2.0%)
NTT DoCoMo, Inc.. . . . . . . . . . .      245      530,502
                                                -----------
                                                  4,357,052
                                                -----------

KOREA (3.2%)

BANKING (3.2%)
Kookmin Bank ADR. . . . . . . . . . .   28,500      862,125
                                                -----------

NETHERLANDS (2.4%)

RETAIL - FOOD PRODUCTS (2.4%)
Koninklijke Ahold NV. . . . . . . . .   78,800      654,243
                                                -----------

SWITZERLAND (2.0%)

BANKS (2.0%)
Credit Suisse Group . . . . . . . . .   20,200      531,638
                                                -----------

TAIWAN (2.2%)

ELECTRONICS (2.2%)
AU Optronics Corp. ADR (b). . . . . .   86,900      601,348
                                                -----------

UNITED KINGDOM (16.0%)

BUILDING & CONSTRUCTION (4.6%)
George Wimpey PLC . . . . . . . . . .  257,781    1,254,863
                                                -----------

FINANCIAL SERVICES (3.0%)
Amvescap PLC. . . . . . . . . . . . .  117,200      808,402
                                                -----------

INSURANCE (1.6%)
Wellington Underwriting PLC (b) . . .  252,761      428,163
                                                -----------

TELECOMMUNICATIONS (6.8%)
Marconi Corp. PLC (b) . . . . . . . .  538,300      546,290
Vodafone Group PLC. . . . . . . . . .  659,100    1,288,822
                                                -----------
                                                  1,835,112
                                                -----------
                                                  4,326,540
                                                -----------

UNITED STATES (46.0%)

AIRLINES (3.6%)
JetBlue Airways Corp. (b) . . . . . .   23,000      972,670
                                                -----------

BANKS (3.0%)
Federal Home Loan Mortgage Corp.. . .   16,100      817,397
                                                -----------

COMMERCIAL SERVICES (3.1%)
Cendant Corp. (b) . . . . . . . . . .   24,000      439,680
Foundry Networks, Inc. (b). . . . . .   27,000      385,290
                                                -----------
                                                    824,970
                                                -----------

COMPUTERS (4.6%)
Apple Computer, Inc. (b). . . . . . .   21,700      413,602
Microsoft Corp. . . . . . . . . . . .   32,000      819,520
                                                -----------
                                                  1,233,122
                                                -----------

FINANCIAL SERVICES (3.0%)
Merrill Lynch & Co., Inc. . . . . . .   17,600      821,568
                                                -----------

INSURANCE (6.6%)
Allstate Corp.. . . . . . . . . . . .   25,300      901,945
Platinum Underwriters Holdings, Inc..   33,300      903,761
                                                -----------
                                                  1,805,706
                                                -----------

INTERNET SERVICES (2.6%)
Amazon.com, Inc. (b). . . . . . . . .   19,200      700,608
                                                -----------

MEDICAL INSTRUMENTS (4.7%)
St. Jude Medical, Inc. (b). . . . . .   22,100    1,270,750
                                                -----------

OIL & GAS (1.9%)
Apache Corp.. . . . . . . . . . . . .    7,900      513,974
                                                -----------

PHARMACEUTICALS (6.3%)
Barr Laboratories, Inc. (b) . . . . .   12,800      838,400
ICN Pharmaceuticals, Inc. . . . . . .   51,200      858,112
                                                -----------
                                                  1,696,512
                                                -----------

RETAIL - BUILDING (4.1%)
Home Depot, Inc.. . . . . . . . . . .   33,700    1,116,144
                                                -----------

TELECOMMUNICATIONS (2.5%)
Verizon Communications, Inc.. . . . .   16,900      666,705
                                                -----------
                                                 12,440,126
                                                -----------
TOTAL COMMON STOCKS                              26,558,585
                                                -----------

TOTAL INVESTMENTS
(COST $24,507,380) (A) - 98.2%                   26,558,585

OTHER ASSETS IN
EXCESS OF LIABILITIES - 1.8%                        489,145
                                                -----------

NET ASSETS - 100.0%                             $27,047,730
                                                -----------
                                                -----------


--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt

At  June  30,  2003  the Fund's open forward currency contracts were as follows:

                                                   UNREALIZED
                  DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY            DATE      VALUE     VALUE    (DEPRECIATION)
----------------------------------------------------------------
SHORT CONTRACTS:
British Pound. .    7/1/03  $ 315,331  $315,550  $         (219)
Japanese Yen . .    7/2/03     29,829    29,723             106)
----------------------------------------------------------------
TOTAL SHORT
CONTRACTS                   $ 345,160  $345,273  $         (113)
----------------------------------------------------------------
LONG CONTRACTS:
Japanese Yen . .    7/1/03  $ 197,045  $195,822  $       (1,223)
----------------------------------------------------------------
TOTAL CONTRACTS                                  $       (1,336)
                                                 ---------------
                                                 ---------------
See notes to financial statements.
--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        DREYFUS  GVIT  MID  CAP  INDEX  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (98.2%)

AEROSPACE/DEFENSE (0.2%)
Precision Castparts Corp.. . . . . . . .   20,600  $   640,660
Sequa Corp. (b). . . . . . . . . . . . .    4,100      140,630
                                                   -----------
                                                       781,290
                                                   -----------

AGRICULTURAL PRODUCTS (0.1%)
Universal Corp.. . . . . . . . . . . . .    9,700      410,310
                                                   -----------

AIRLINES (0.1%)
Alaska Air Group, Inc. (b) . . . . . . .   10,400      223,080
                                                   -----------

AMUSEMENT & RECREATION (0.5%)
Callaway Golf Co.. . . . . . . . . . . .   29,600      391,312
International Speedway Corp. . . . . . .   20,700      817,857
Six Flags, Inc. (b). . . . . . . . . . .   36,100      244,758
                                                   -----------
                                                     1,453,927
                                                   -----------

AUTO PARTS & EQUIPMENT (1.7%)
Arvinmeritor, Inc. . . . . . . . . . . .   26,725      539,311
Bandag, Inc. . . . . . . . . . . . . . .    7,500      279,525
BorgWarner Automotive, Inc.. . . . . . .   10,400      669,760
Carmax, Inc. (b) . . . . . . . . . . . .   40,300    1,215,045
Gentex Corp. (b) . . . . . . . . . . . .   29,700      909,117
Lear Corp. (b) . . . . . . . . . . . . .   25,700    1,182,714
Modine Manufacturing Co. . . . . . . . .   13,200      255,684
Superior Industries International, Inc..   10,400      433,680
                                                   -----------
                                                     5,484,836
                                                   -----------

BANKS (8.9%)
Associated Banc-Corp.. . . . . . . . . .   28,810    1,062,513
Astoria Financial Corp.. . . . . . . . .   32,100      896,553
Banknorth Group, Inc.. . . . . . . . . .   63,400    1,617,968
City National Corp.. . . . . . . . . . .   18,900      842,184
Colonial Bancgroup, Inc. . . . . . . . .   48,300      669,921
Compass Bancshares, Inc. . . . . . . . .   49,500    1,729,035
First Virginia Banks, Inc. . . . . . . .   26,800    1,155,616
FirstMerit Corp. . . . . . . . . . . . .   33,000      754,380
Greater Bay Bancorp. . . . . . . . . . .   20,300      416,962
GreenPoint Financial Corp. . . . . . . .   36,400    1,854,216
Hibernia Corp. . . . . . . . . . . . . .   61,200    1,111,392
Independence Community Bank Corp.. . . .   21,400      603,908
IndyMac Bancorp, Inc.. . . . . . . . . .   21,500      546,530
M&T Bank Corp. . . . . . . . . . . . . .   46,500    3,916,229
Mercantile Bankshare Corp. . . . . . . .   26,900    1,059,322
National Commerce Financial Co.. . . . .   79,790    1,770,540
New York Community Bancorp, Inc. . . . .   54,766    1,593,143
Provident Financial Group. . . . . . . .   19,000      486,970
Roslyn Bancorp, Inc. . . . . . . . . . .   30,100      646,849
Silicon Valley Bancshares (b). . . . . .   15,100      359,531
Sovereign Bancorp, Inc.. . . . . . . . .  101,900    1,594,735
TCF Financial Corp.. . . . . . . . . . .   28,300    1,127,472
Webster Financial Corp.. . . . . . . . .   17,800      672,840
West America Bancorp . . . . . . . . . .   12,900      555,732
Wilmington Trust Corp. . . . . . . . . .   25,600      751,360
                                                   -----------
                                                    27,795,901
                                                   -----------

BIOTECHNOLOGY (2.9%)
Gilead Sciences, Inc. (b). . . . . . . .   78,000    4,335,240
IDEC Pharmaceuticals Corp. (b) . . . . .   60,500    2,057,000
Millenium Pharmaceuticals, Inc. (b). . .  115,887    1,822,903
Protein Design Labs, Inc. (b). . . . . .   36,400      508,872
Vertex Pharmaceuticals, Inc. (b) . . . .   29,800      435,080
                                                   -----------
                                                     9,159,095
                                                   -----------

BROADCASTING (1.2%)
Emmis Communications Corp. (b) . . . . .   21,100      484,245
Entercom Communications Corp. (b). . . .   20,000      980,200
Hispanic Broadcasting Corp. (b). . . . .   42,500    1,081,625
Westwood One, Inc. (b) . . . . . . . . .   40,000    1,357,200
                                                   -----------
                                                     3,903,270
                                                   -----------

BUSINESS SERVICES (3.1%)
Acxiom Corp. (b) . . . . . . . . . . . .   33,500      505,515
Catalina Marketing Corp. (b) . . . . . .   20,900      368,885
Ceridian Corp. (b) . . . . . . . . . . .   57,900      982,563
CheckFree Corp. (b). . . . . . . . . . .   30,900      860,256
CSG Systems International, Inc. (b). . .   20,400      288,252
DST Systems, Inc. (b). . . . . . . . . .   46,300    1,759,400
Fair Issac Corp. . . . . . . . . . . . .   18,400      946,680
Gartner Group, Inc. (b). . . . . . . . .   31,100      233,250
Harte-Hanks, Inc.. . . . . . . . . . . .   34,450      654,550
Kelly Services, Inc. . . . . . . . . . .   13,900      325,955
Korn/Ferry International (b) . . . . . .   14,600      118,260
Manpower, Inc. . . . . . . . . . . . . .   30,200    1,120,118
MPS Group, Inc. (b). . . . . . . . . . .   39,600      272,448
Overture Services, Inc. (b). . . . . . .   24,800      449,624
The BISYS Group, Inc. (b). . . . . . . .   46,700      857,879
                                                   -----------
                                                     9,743,635
                                                   -----------

CHEMICALS (2.2%)
Airgas, Inc. . . . . . . . . . . . . . .   28,100      470,675
Albemarle Corp.. . . . . . . . . . . . .   16,100      450,317
Cabot Corp.. . . . . . . . . . . . . . .   24,100      691,670
Crompton Corp. . . . . . . . . . . . . .   44,400      313,020
Cytec Industries, Inc. (b) . . . . . . .   15,000      507,000
Ferro Corp.. . . . . . . . . . . . . . .   15,900      358,227
FMC Corp. (b). . . . . . . . . . . . . .   13,700      310,031
IMC Global, Inc. . . . . . . . . . . . .   44,900      301,279
Lubrizol Corp. . . . . . . . . . . . . .   20,100      622,899
Lyondell Chemical Co.. . . . . . . . . .   62,900      851,037
Minerals Technologies, Inc.. . . . . . .    7,800      379,548
Olin Corp. . . . . . . . . . . . . . . .   22,600      386,460
RPM, Inc.. . . . . . . . . . . . . . . .   45,100      620,125
Valspar Corp.. . . . . . . . . . . . . .   19,700      831,734
                                                   -----------
                                                     7,094,022
                                                   -----------

COMMUNICATION EQUIPMENT (2.2%)
Adtran, Inc. (b) . . . . . . . . . . . .   14,800      759,092
Advanced Fibre Communications, Inc. (b).   33,200      540,164
Cincinnati Bell, Inc. (b). . . . . . . .   85,400      572,180
CommScope, Inc. (b). . . . . . . . . . .   23,200      220,400
Harris Corp. . . . . . . . . . . . . . .   25,900      778,295
L-3 Communications Holdings, Inc. (b). .   37,300    1,622,177
Plantronics, Inc. (b). . . . . . . . . .   17,000      368,390
Polycom, Inc. (b). . . . . . . . . . . .   38,600      534,996
Powerwave Technologies, Inc. (b) . . . .   25,700      161,139
Price Communications Corp. (b) . . . . .   21,300      274,983
Telephone & Data Systems, Inc. . . . . .   22,400    1,113,280
                                                   -----------
                                                     6,945,096
                                                   -----------

COMPUTER HARDWARE (0.8%)
Infocus Corp. (b). . . . . . . . . . . .   15,500       73,160
Keane, Inc. (b). . . . . . . . . . . . .   26,000      354,380
National Instruments Corp. (b) . . . . .   20,100      759,378
Quantum Corp. (b). . . . . . . . . . . .   67,500      273,375
Storage Technology Corp. (b) . . . . . .   42,400    1,091,376
                                                   -----------
                                                     2,551,669
                                                   -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        DREYFUS  GVIT  MID  CAP  INDEX  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (CONTINUED)

COMPUTER SOFTWARE & SERVICES (5.1%)
3COM Corp. (b) . . . . . . . . . . . . .  141,000  $   659,880
Activision, Inc. (b) . . . . . . . . . .   38,700      500,004
Advent Software, Inc. (b). . . . . . . .   12,500      211,375
Affiliated Computer Services, Inc. (b) .   51,800    2,368,814
Ascential Software Corp (b). . . . . . .   22,625      371,955
Avocent Corp. (b). . . . . . . . . . . .   17,900      535,747
Cadence Design Systems, Inc. (b) . . . .  104,200    1,256,652
CDW Corp. (b). . . . . . . . . . . . . .   32,700    1,497,660
Henry (Jack) & Associates, Inc.. . . . .   34,200      608,418
Internet Security, Inc. (b). . . . . . .   19,300      279,657
Investment Technology Group, Inc. (b). .   18,400      342,240
Legato Systems, Inc. (b) . . . . . . . .   45,300      380,067
Macromedia, Inc. (b) . . . . . . . . . .   24,100      507,064
Macrovision Corp. (b). . . . . . . . . .   18,900      376,488
McData Corp. (b) . . . . . . . . . . . .   44,700      655,749
Mentor Graphics Corp. (b). . . . . . . .   26,300      380,824
Network Associates, Inc. (b) . . . . . .   61,100      774,748
Retek, Inc. (b). . . . . . . . . . . . .   20,800      133,120
RSA Security, Inc. (b) . . . . . . . . .   22,600      242,950
SanDisk Corp. (b). . . . . . . . . . . .   27,100    1,093,485
Sybase, Inc. (b) . . . . . . . . . . . .   36,900      513,279
Synopsys, Inc. (b) . . . . . . . . . . .   29,200    1,806,020
The Titan Corp. (b). . . . . . . . . . .   31,000      318,990
Transaction Systems Architects, Inc. (b)   14,000      125,440
Wind River Systems, Inc. (b) . . . . . .   31,100      118,491
                                                   -----------
                                                    16,059,117
                                                   -----------

CONSTRUCTION (2.3%)
Clayton Homes, Inc.. . . . . . . . . . .   53,100      666,405
D.R. Horton, Inc.. . . . . . . . . . . .   57,300    1,610,130
Dycom Industries, Inc. (b) . . . . . . .   18,700      304,810
Granite Construction, Inc. . . . . . . .   16,150      309,434
Jacobs Engineering Group, Inc. (b) . . .   21,600      910,440
Lennar Corp. . . . . . . . . . . . . . .   27,540    1,969,110
Martin Marietta Materials, Inc.. . . . .   19,100      641,951
Toll Brothers, Inc. (b). . . . . . . . .   27,300      772,863
                                                   -----------
                                                     7,185,143
                                                   -----------

CONSUMER & COMMERCIAL SERVICES (2.2%)
Career Education Corp. (b) . . . . . . .   18,200    1,245,244
Corinthian Colleges, Inc. (b). . . . . .   17,100      830,547
DeVry, Inc. (b). . . . . . . . . . . . .   27,300      635,817
Dun & Bradstreet Corp. (b) . . . . . . .   29,000    1,191,900
Education Management Corp. (b) . . . . .   13,900      739,202
Quanta Services, Inc. (b). . . . . . . .   45,400      322,340
Rollins, Inc.. . . . . . . . . . . . . .   17,500      329,875
Sotheby's Holdings, Inc. (b) . . . . . .   24,000      178,560
Sylvan Learning Systems, Inc. (b). . . .   16,000      365,440
United Rentals, Inc. (b) . . . . . . . .   30,100      418,089
Viad Corp. . . . . . . . . . . . . . . .   34,400      770,216
                                                   -----------
                                                     7,027,230
                                                   -----------

CONSUMER PRODUCTS (2.3%)
Blyth Industries, Inc. . . . . . . . . .   18,000      489,600
Choicepoint, Inc. (b). . . . . . . . . .   33,833    1,167,915
Church & Dwight, Inc.. . . . . . . . . .   15,600      510,588
Dial Corp. . . . . . . . . . . . . . . .   37,100      721,595
Energizer Holdings, Inc. (b) . . . . . .   32,700    1,026,780
Furniture Brands International, Inc. (b)   21,700      566,370
Lancaster Colony Corp. . . . . . . . . .   14,000      541,240
Mohawk Industries Co. (b). . . . . . . .   25,700    1,427,121
Timberland Co., Class A (b). . . . . . .   14,000      740,040
                                                   -----------
                                                     7,191,249
                                                   -----------

CONTAINERS/PACKAGING (0.5%)
Packaging Corp. of America (b) . . . . .   40,800      751,944
Sonoco Products Co.. . . . . . . . . . .   37,700      905,554
                                                   -----------
                                                     1,657,498
                                                   -----------

ELECTRONICS (4.5%)
Arrow Electronics, Inc. (b). . . . . . .   39,300      598,932
Atmel Corp. (b). . . . . . . . . . . . .  182,900      462,737
Avnet, Inc. (b). . . . . . . . . . . . .   46,600      590,888
Cabot Microelectronics Corp. (b) . . . .    9,482      478,557
Credence Systems Corp. (b) . . . . . . .   24,600      208,362
Cree, Inc. (b) . . . . . . . . . . . . .   28,600      465,608
Cypress Semiconductor Corp. (b). . . . .   49,200      590,400
Hubbell, Inc.. . . . . . . . . . . . . .   23,100      764,610
Integrated Device Technology, Inc. (b) .   40,400      446,420
International Rectifier Corp. (b). . . .   25,000      670,500
Intersil Corp. (b) . . . . . . . . . . .   53,400    1,420,974
Kemet Corp. (b). . . . . . . . . . . . .   33,600      339,360
Lam Research Corp. (b) . . . . . . . . .   49,500      901,395
Lattice Semiconductor Corp. (b). . . . .   43,800      360,474
LTX Corp. (b). . . . . . . . . . . . . .   19,400      167,228
Micrel, Inc. (b) . . . . . . . . . . . .   35,800      371,962
Microchip Technology, Inc. . . . . . . .   79,500    1,958,084
Newport Corp. (b). . . . . . . . . . . .   15,000      222,000
Plexus Corp. (b) . . . . . . . . . . . .   16,500      190,245
RF Micro Devices, Inc. (b) . . . . . . .   71,200      428,624
Semtech Corp. (b). . . . . . . . . . . .   28,500      405,840
SPX Corp. (b). . . . . . . . . . . . . .   30,500    1,343,830
TriQuint Semiconductor, Inc. (b) . . . .   51,791      215,451
Vishay Intertechnology, Inc. (b) . . . .   62,350      823,020
                                                   -----------
                                                    14,425,501
                                                   -----------

FINANCIAL SERVICES (4.1%)
Americredit Corp. (b). . . . . . . . . .   61,000      521,550
Bank of Hawaii Corp. . . . . . . . . . .   23,500      779,025
Certegy, Inc. (b). . . . . . . . . . . .   25,700      713,175
Commerce Bancorp, Inc. . . . . . . . . .   27,000    1,001,700
E*TRADE Group, Inc. (b). . . . . . . . .  139,600    1,186,600
Eaton Vance Corp.. . . . . . . . . . . .   27,000      853,200
Edwards (A.G.), Inc. . . . . . . . . . .   31,300    1,070,460
Investors Financial Services Corp. . . .   25,400      736,854
Labranche & Co., Inc.. . . . . . . . . .   23,200      480,008
Legg Mason, Inc. . . . . . . . . . . . .   25,300    1,643,235
Neuberger Berman, Inc. . . . . . . . . .   27,450    1,095,530
PMI Group, Inc.. . . . . . . . . . . . .   34,700      931,348
SEI Corp.. . . . . . . . . . . . . . . .   40,900    1,308,800
Waddell & Reed Financial, Inc. . . . . .   32,100      824,007
                                                   -----------
                                                    13,145,492
                                                   -----------

FOOD & BEVERAGE (3.9%)
Constellation Brands, Inc. (b) . . . . .   36,800    1,155,520
Dean Foods Co. (b) . . . . . . . . . . .   52,633    1,657,939
Dreyers Grand Ice Cream Holdings, Inc. .   13,700    1,075,724
Hormel Foods Corp. . . . . . . . . . . .   54,000    1,279,800
Interstate Bakeries Corp.. . . . . . . .   17,500      222,250
Krispy Kreme Doughnuts, Inc. (b) . . . .   22,600      930,668
PepsiAmericas, Inc.. . . . . . . . . . .   56,200      705,872
Sensient Technologies Corp.. . . . . . .   18,500      425,315
Smithfield Foods, Inc. (b) . . . . . . .   42,700      978,684
Smucker (J.M.) Co. . . . . . . . . . . .   19,367      772,550
Tootsie Roll Industries, Inc.. . . . . .   20,287      618,551
Tyson Foods, Inc.. . . . . . . . . . . .  136,881    1,453,676
Whole Foods Market, Inc. (b) . . . . . .   23,200    1,102,696
                                                   -----------
                                                    12,379,245
                                                   -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        DREYFUS  GVIT  MID  CAP  INDEX  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES      VALUE
----------------------------------------------------------------

COMMON STOCKS (CONTINUED)

GAMING (0.8%)
GTECH Holdings Corp. (b) . . . . . . . . .   22,100  $   832,065
Mandalay Resort Group. . . . . . . . . . .   23,200      738,920
Park Place Entertainment, Inc. (b) . . . .  117,300    1,066,257
                                                     -----------
                                                       2,637,242
                                                     -----------

HEALTHCARE (10.6%)
AdvancePCS (b) . . . . . . . . . . . . . .   35,200    1,345,696
Apogent Technologies, Inc. (b) . . . . . .   38,700      774,000
Apria Healthcare Group, Inc. (b) . . . . .   21,500      534,920
Barr Laboratories, Inc. (b). . . . . . . .   25,850    1,693,175
Beckman Coulter, Inc.. . . . . . . . . . .   23,800      967,232
Charles River Laboratories International,
Inc. (b) . . . . . . . . . . . . . . . . .   17,700      569,586
Community Health Systems, Inc. (b) . . . .   38,300      738,807
Covance, Inc. (b). . . . . . . . . . . . .   24,000      434,400
Coventry Health Care, Inc. (b) . . . . . .   23,000    1,061,680
Cytyc Corp. (b). . . . . . . . . . . . . .   43,700      459,724
Dentsply International, Inc. . . . . . . .   30,700    1,255,630
Edwards Lifesciences Corp. (b) . . . . . .   23,800      764,932
Express Scripts, Inc. (b). . . . . . . . .   30,500    2,083,759
First Health Group Corp. (b) . . . . . . .   37,200    1,026,720
Health Net, Inc. (b) . . . . . . . . . . .   45,200    1,489,340
Henry Schein, Inc. (b) . . . . . . . . . .   17,200      900,248
ICN Pharmaceuticals, Inc.. . . . . . . . .   32,700      548,052
IVAX Corp. (b) . . . . . . . . . . . . . .   75,925    1,355,261
LifePoint Hospitals, Inc. (b). . . . . . .   15,400      322,476
Lincare Holdings, Inc. (b) . . . . . . . .   40,900    1,288,759
Mylan Laboratories, Inc. . . . . . . . . .   71,750    2,494,747
Omnicare, Inc. . . . . . . . . . . . . . .   39,100    1,321,189
Oxford Health Plans, Inc. (b). . . . . . .   32,500    1,365,975
PacifiCare Health Systems, Inc. (b). . . .   14,500      715,285
Patterson Dental Co. (b) . . . . . . . . .   26,500    1,202,570
Perrigo Co.. . . . . . . . . . . . . . . .   27,100      423,844
Pharmaceutical Resources, Inc. (b) . . . .   13,000      632,580
Sepracor, Inc. (b) . . . . . . . . . . . .   32,800      591,384
SICOR, Inc. (b). . . . . . . . . . . . . .   45,900      933,606
Steris Corp. (b) . . . . . . . . . . . . .   27,100      625,739
Triad Hospitals, Inc. (b). . . . . . . . .   29,308      727,425
Universal Health Services, Inc. (b). . . .   22,800      903,336
Varian Medical Systems, Inc. (b) . . . . .   26,600    1,531,362
Visx, Inc. (b) . . . . . . . . . . . . . .   20,100      348,735
                                                     -----------
                                                      33,432,174
                                                     -----------

HOTELS & LODGING (0.2%)
Extended Stay America, Inc. (b). . . . . .   36,700      495,083
                                                     -----------

INSURANCE (5.1%)
Allmerica Financial Corp. (b). . . . . . .   20,600      370,594
American Financial Group, Inc. . . . . . .   27,100      617,880
AmerUs Group Co. . . . . . . . . . . . . .   15,200      428,488
Arthur J. Gallagher & Co.. . . . . . . . .   35,100      954,720
Brown & Brown, Inc.. . . . . . . . . . . .   26,600      864,500
Everest Re Group Ltd.. . . . . . . . . . .   21,600    1,652,400
Fidelity National Financial, Inc.. . . . .   52,612    1,618,345
First American Financial Corp. . . . . . .   29,700      782,595
HCC Insurance Holdings, Inc. . . . . . . .   24,500      724,465
Horace Mann Educators Corp.. . . . . . . .   16,700      269,371
Leucadia National Corp.. . . . . . . . . .   23,300      864,896
Mony Group, Inc. . . . . . . . . . . . . .   18,300      493,185
Ohio Casualty Corp. (b). . . . . . . . . .   23,700      312,366
Old Republic International Corp. . . . . .   47,100    1,614,117
Protective Life Corp.. . . . . . . . . . .   26,900      719,575
Radian Group, Inc. . . . . . . . . . . . .   36,400    1,334,060
Stancorp Financial Group, Inc. . . . . . .   11,300      590,086
Unitrin, Inc.. . . . . . . . . . . . . . .   26,300      713,256
W.R. Berkley Corp. . . . . . . . . . . . .   21,600    1,138,320
                                                     -----------
                                                      16,063,219
                                                     -----------

MACHINERY (0.2%)
AGCO Corp. (b) . . . . . . . . . . . . . .   29,300      500,444
Tecumseh Products Co.. . . . . . . . . . .    7,200      275,832
                                                     -----------
                                                         776,276
                                                     -----------

MANUFACTURING (2.6%)
Ametek, Inc. . . . . . . . . . . . . . . .   12,800      469,120
Carlisle Cos., Inc.. . . . . . . . . . . .   12,000      505,920
Diebold, Inc.. . . . . . . . . . . . . . .   28,200    1,219,650
Donaldson Co., Inc.. . . . . . . . . . . .   17,000      755,650
Federal Signal Corp. . . . . . . . . . . .   18,600      326,802
Flowserve Corp. (b). . . . . . . . . . . .   21,500      422,905
Harsco Corp. . . . . . . . . . . . . . . .   15,800      569,590
Hillenbrand Industry, Inc. . . . . . . . .   24,100    1,215,845
Nordson Corp.. . . . . . . . . . . . . . .   13,200      314,820
Pentair, Inc.. . . . . . . . . . . . . . .   19,300      753,858
Teleflex, Inc. . . . . . . . . . . . . . .   15,400      655,270
Trinity Industries, Inc. . . . . . . . . .   17,900      331,329
Varian, Inc. (b) . . . . . . . . . . . . .   13,200      457,644
York International Corp. . . . . . . . . .   15,500      362,700
                                                     -----------
                                                       8,361,103
                                                     -----------

METALS (0.2%)
AK Steel Holding Corp. (b) . . . . . . . .   42,200      152,764
Carpenter Technology Corp. . . . . . . . .    8,700      135,720
Kennametal, Inc. . . . . . . . . . . . . .   13,800      466,992
                                                     -----------
                                                         755,476
                                                     -----------

MINING (0.4%)
Arch Coal, Inc.. . . . . . . . . . . . . .   20,500      471,090
Peabody Energy Corp. . . . . . . . . . . .   20,500      688,595
                                                     -----------
                                                       1,159,685
                                                     -----------

OFFICE EQUIPMENT & SUPPLIES (0.6%)
HON Industries, Inc. . . . . . . . . . . .   22,700      692,350
Miller (Herman), Inc.. . . . . . . . . . .   28,400      573,964
Reynolds & Reynolds Co.. . . . . . . . . .   26,100      745,416
                                                     -----------
                                                       2,011,730
                                                     -----------

OIL & GAS (6.5%)
Cooper Cameron Corp. (b) . . . . . . . . .   21,300    1,073,094
ENSCO International, Inc.. . . . . . . . .   58,300    1,568,270
FMC Technologies, Inc. (b) . . . . . . . .   25,721      541,427
Forest Oil Corp. (b) . . . . . . . . . . .   18,800      472,256
Grant Prideco, Inc. (b). . . . . . . . . .   47,400      556,950
Hanover Compressor Co. (b) . . . . . . . .   26,000      293,800
Helmerich & Payne, Inc.. . . . . . . . . .   19,500      569,400
Murphy Oil Corp. . . . . . . . . . . . . .   35,800    1,883,080
National-Oilwell, Inc. (b) . . . . . . . .   32,900      723,800
Noble Energy, Inc. . . . . . . . . . . . .   22,400      846,720
Patterson-UTI Energy, Inc. (b) . . . . . .   31,300    1,014,120
Pioneer Natural Resources Co. (b). . . . .   45,900    1,197,990
Pogo Producing Co. . . . . . . . . . . . .   24,100    1,030,275
Pride International, Inc. (b). . . . . . .   52,500      988,050

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        DREYFUS  GVIT  MID  CAP  INDEX  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES     VALUE
------------------------------------------------------------

COMMON STOCKS (CONTINUED)

OIL & GAS (CONTINUED)
Smith International, Inc. (b) . . . . .  39,800  $ 1,462,252
Tidewater, Inc. . . . . . . . . . . . .  23,600      693,132
Valero Energy Corp. . . . . . . . . . .  44,600    1,620,318
Varco International, Inc. (b) . . . . .  37,808      741,037
Weatherford International Ltd. (b). . .  47,100    1,973,490
XTO Energy, Inc.. . . . . . . . . . . .  71,599    1,439,856
                                                 -----------
                                                  20,689,317
                                                 -----------

PAPER & FOREST PRODUCTS (0.7%)
Bowater, Inc. . . . . . . . . . . . . .  21,600      808,920
Longview Fibre Co.. . . . . . . . . . .  20,100      164,820
P.H. Glatfelter & Co. . . . . . . . . .  17,000      250,750
Potlatch Corp.. . . . . . . . . . . . .  11,200      288,400
Rayonier, Inc.. . . . . . . . . . . . .  16,300      537,900
Wausau-Mosinee Paper Corp.. . . . . . .  20,100      225,120
                                                 -----------
                                                   2,275,910
                                                 -----------

PHOTOGRAPHY/IMAGING (0.2%)
Imation Corp. . . . . . . . . . . . . .  13,900      525,698
                                                 -----------

PUBLISHING & PRINTING (2.1%)
A.H. Belo Corp. . . . . . . . . . . . .  44,100      986,076
Banta Corp. . . . . . . . . . . . . . .   9,900      320,463
Lee Enterprises, Inc. . . . . . . . . .  17,300      649,269
Media General, Inc. . . . . . . . . . .   9,100      520,520
Readers Digest Association. . . . . . .  38,200      514,936
Scholastic Corp. (b). . . . . . . . . .  15,300      455,634
Valassis Communications, Inc. (b) . . .  20,300      522,116
Washington Post Co. . . . . . . . . . .   3,700    2,711,730
                                                 -----------
                                                   6,680,744
                                                 -----------

REAL ESTATE INVESTMENT TRUSTS (1.6%)
AMB Property Corp.. . . . . . . . . . .  31,600      890,172
Hospitality Properties Trust. . . . . .  24,400      762,500
Liberty Property Trust. . . . . . . . .  30,600    1,058,760
Mack-Cali Realty Corp.. . . . . . . . .  22,500      818,550
New Plan Excel Realty Trust . . . . . .  37,800      807,030
United Dominion Realty Trust, Inc.. . .  43,800      754,236
                                                 -----------
                                                   5,091,248
                                                 -----------

RESTAURANTS (1.8%)
Applebee's International, Inc.. . . . .  21,600      678,888
Bob Evans Farms, Inc. . . . . . . . . .  13,700      378,531
Brinker International, Inc. (b) . . . .  37,900    1,365,158
CBRL Group, Inc.. . . . . . . . . . . .  19,300      749,998
Outback Steakhouse, Inc.. . . . . . . .  29,500    1,150,500
Ruby Tuesday, Inc.. . . . . . . . . . .  25,000      618,250
The Cheesecake Factory, Inc. (b). . . .  20,000      717,800
                                                 -----------
                                                   5,659,125
                                                 -----------

RETAIL (5.6%)
99 Cents Only Stores (b). . . . . . . .  27,500      943,800
Abercrombie & Fitch Co. (b) . . . . . .  38,100    1,082,421
American Eagle Outfitters Ltd. (b). . .  27,750      502,830
Barnes & Noble, Inc. (b). . . . . . . .  25,300      583,165
BJ's Wholesale Club, Inc. (b) . . . . .  27,100      408,126
Borders Group, Inc. (b) . . . . . . . .  30,200      531,822
Chico's FAS, Inc. (b) . . . . . . . . .  33,500      705,175
Claire's Stores, Inc. . . . . . . . . .  19,100      484,376
Coach, Inc. (b) . . . . . . . . . . . .  35,400    1,760,796
Copart, Inc. (b). . . . . . . . . . . .  35,700      337,365
Dollar Tree Stores, Inc. (b). . . . . .  44,650    1,416,745
Fastenal Co.. . . . . . . . . . . . . .  29,600    1,004,624
Longs Drug Stores Corp. . . . . . . . .  14,600      242,360
Michael's Stores, Inc. (b). . . . . . .  26,000      989,560
Nieman Marcus Group, Inc. (b) . . . . .  18,500      677,100
Payless Shoesource, Inc. (b). . . . . .  26,500      331,250
PETsMART, Inc. (b). . . . . . . . . . .  54,900      915,183
Pier 1 Imports, Inc.. . . . . . . . . .  35,000      714,000
Ross Stores, Inc. . . . . . . . . . . .  30,100    1,286,474
Ruddick Corp. . . . . . . . . . . . . .  18,200      286,104
Saks, Inc. (b). . . . . . . . . . . . .  55,600      539,320
Tech Data Corp. (b) . . . . . . . . . .  22,100      590,291
Williams Sonoma, Inc. (b) . . . . . . .  44,900    1,311,080
                                                 -----------
                                                  17,643,967
                                                 -----------

SECURITY SERVICES (0.1%)
The Brinks Co.. . . . . . . . . . . . .  21,200      308,884
                                                 -----------

SEMICONDUCTORS (0.3%)
Fairchild Semiconductor International,
Inc. (b). . . . . . . . . . . . . . . .  45,600      583,224
Silicon Laboratories, Inc. (b). . . . .  19,100      508,824
                                                 -----------
                                                   1,092,048
                                                 -----------

SHIPPING/TRANSPORTATION (2.0%)
Airborne, Inc.. . . . . . . . . . . . .  18,900      395,010
Alexander & Baldwin, Inc. . . . . . . .  16,100      427,133
CNF Transportation, Inc.. . . . . . . .  19,300      489,834
EGL, Inc. (b) . . . . . . . . . . . . .  18,400      279,680
Expeditors International of
Washington, Inc.. . . . . . . . . . . .  40,800    1,413,312
GATX Corp.. . . . . . . . . . . . . . .  19,100      312,285
J.B. Hunt Transport Services, Inc. (b).  15,400      581,350
Overseas Shipholding Group, Inc.. . . .  13,400      294,934
Robinson (C.H.) Worldwide, Inc. . . . .  32,900    1,169,924
Swift Transportation Co., Inc. (b). . .  32,400      603,288
Werner Enterprises, Inc.. . . . . . . .  24,900      527,880
                                                 -----------
                                                   6,494,630
                                                 -----------

TEXTILES (0.0%)
Unifi, Inc. (b) . . . . . . . . . . . .  21,000      130,200
                                                 -----------

UTILITIES (7.2%)
AGL Resources, Inc. . . . . . . . . . .  24,700      628,368
Allete, Inc.. . . . . . . . . . . . . .  33,600      892,080
Alliant Energy Corp.. . . . . . . . . .  36,200      688,886
Aquila, Inc.. . . . . . . . . . . . . .  75,800      195,564
Black Hills Corp. . . . . . . . . . . .  12,500      383,750
DPL, Inc. . . . . . . . . . . . . . . .  49,400      787,436
DQE, Inc. . . . . . . . . . . . . . . .  29,200      440,044
Energy East Corp. . . . . . . . . . . .  56,800    1,179,168
Equitable Resources, Inc. . . . . . . .  24,400      994,056
Great Plains Energy, Inc. . . . . . . .  27,000      779,760
Hawaiian Electric Industries, Inc.. . .  14,500      664,825
Idacorp, Inc. . . . . . . . . . . . . .  14,900      391,125
MDU Resources Group, Inc. . . . . . . .  29,000      971,210
National Fuel Gas Co. . . . . . . . . .  31,500      820,575
Northeast Utilities . . . . . . . . . .  51,900      868,806
Nstar . . . . . . . . . . . . . . . . .  20,700      942,885
Oklahoma Gas & Electric Co. . . . . . .  30,900      660,333
Oneok, Inc. . . . . . . . . . . . . . .  29,200      573,196
Pepco Holdings, Inc.. . . . . . . . . .  66,538    1,274,868
Philadelphia Suburban Corp. . . . . . .  26,600      648,508

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                        DREYFUS  GVIT  MID  CAP  INDEX  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

---------------------------------------------------------
SECURITY DESCRIPTION               SHARES       VALUE
---------------------------------------------------------

COMMON STOCKS (CONTINUED)

UTILITIES (CONTINUED)
PNM, Inc. . . . . . . . . . . .      15,300  $    409,275
Puget Energy, Inc.. . . . . . .      36,600       873,642
Questar Corp. . . . . . . . . .      32,200     1,077,734
Scana Corp. . . . . . . . . . .      43,200     1,480,896
Sierra Pacific Resources (b). .      45,700       271,458
Vectren, Inc. . . . . . . . . .      26,600       666,330
Westar Energy, Inc. . . . . . .      28,100       456,063
Western Gas Resources, Inc. . .      12,900       510,840
WGL Holdings, Inc.. . . . . . .      19,000       507,300
Wisconsin Energy Corp.. . . . .      45,400     1,316,600
WPS Resources Corp. . . . . . .      12,600       506,520
                                              -----------
                                               22,862,101
                                              -----------

WASTE DISPOSAL (0.6%)
Republic Services, Inc. (b) . .      62,500     1,416,875
Stericycle, Inc. (b). . . . . .      15,900       611,832
                                              -----------
                                                2,028,707
                                              -----------
TOTAL COMMON STOCKS                           311,791,173
                                              -----------

---------------------------------------------------------
SECURITY DESCRIPTION. . . . . .  PRINCIPAL   VALUE
---------------------------------------------------------

U.S. TREASURY BILL (0.1%)
0.82%, 09/25/03 (c) . . . . . .  $  420,000  $    419,139
                                              -----------
TOTAL U.S. TREASURY BILL                          419,139
                                              -----------

TOTAL INVESTMENTS
(COST $330,643,767) (A) - 98.3%               312,210,312

OTHER ASSETS IN
EXCESS OF LIABILITIES - 1.7%                    5,450,705
                                              -----------

NET ASSETS - 100.0%                          $317,661,017
                                              -----------
                                              -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.

AT  JUNE  30,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS  WERE  AS  FOLLOWS:

                                         MARKET
                                          VALUE       UNREALIZED
NUMBER OF       LONG                   COVERED BY    APPRECIATION
CONTRACTS    CONTRACTS     EXPIRATION   CONTRACTS   (DEPRECIATION)
------------------------------------------------------------------
25         S&P Midcap 400   9/18/03    $6,002,500      $(77,075)

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                          TURNER  GVIT  GROWTH  FOCUS  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

-----------------------------------------------------------
SECURITY DESCRIPTION                    SHARES     VALUE
-----------------------------------------------------------

COMMON STOCKS (96.1%)

CHEMICALS (3.8%)
Air Products & Chemicals, Inc. . . . .    8,210  $  341,536
                                                 ----------

COMMUNICATIONS EQUIPMENT (9.1%)
Nokia Corp. ADR - FI . . . . . . . . .   26,000     427,180
Nortel Networks Corp. ADR - CA (b) . .  147,890     399,303
                                                 ----------
                                                    826,483
                                                 ----------

CONSUMER DISCRETIONARY (10.2%)
InterActiveCorp, Inc. (b). . . . . . .   12,600     498,582
Yahoo!, Inc. (b) . . . . . . . . . . .   12,900     422,605
                                                 ----------
                                                    921,187
                                                 ----------

ENERGY (5.1%)
Apache Corp. . . . . . . . . . . . . .    7,070     459,974
                                                 ----------

FINANCIAL SERVICES (4.1%)
Schwab (Charles) Corp. . . . . . . . .   37,070     374,036
                                                 ----------

INSURANCE (4.5%)
American International Group, Inc. . .    7,430     409,987
                                                 ----------

MEDICAL (8.8%)
MedImmune, Inc. (b). . . . . . . . . .   11,520     418,982
Medtronic, Inc.. . . . . . . . . . . .    7,770     372,727
                                                 ----------
                                                    791,709
                                                 ----------

MOTORCYCLES (4.7%)
Harley-Davidson, Inc.. . . . . . . . .   10,640     424,110
                                                 ----------

MULTI-MEDIA (12.8%)
Clear Channel Communications, Inc. (b)    8,820     373,880
Univision Communications, Inc. (b) . .   12,320     374,528
Viacom, Inc. Class B (b) . . . . . . .    9,350     408,221
                                                 ----------
                                                  1,156,629
                                                 ----------

PRODUCER DURABLES (9.9%)
Applied Materials, Inc. (b). . . . . .   28,340  $  449,472
KLA-Tencor Corp. (b) . . . . . . . . .    9,640     448,164
                                                 ----------
                                                    897,636
                                                 ----------

SEMICONDUCTORS (23.1%)
Analog Devices, Inc. (b) . . . . . . .   13,110     456,490
Intel Corp.. . . . . . . . . . . . . .   26,260     545,788
Micron Technology, Inc. (b). . . . . .   26,050     302,962
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR - TW (b). . . . . . . . .   38,770     390,802
Texas Instruments, Inc.. . . . . . . .   21,870     384,912
                                                 ----------
                                                  2,080,954
                                                 ----------
TOTAL COMMON STOCKS                               8,684,241
                                                 ----------

TOTAL INVESTMENTS
(COST $8,211,921) (A) - 96.1%                     8,684,241

OTHER ASSETS IN EXCESS
OF LIABILITIES - 3.9%                               354,911
                                                 ----------

NET ASSETS - 100.0%                              $9,039,152
                                                 ----------
                                                 ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing security.
ADR  American Depositary Receipt
CA   Canada
FI   Finland
TW   Taiwan

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
            GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

---------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
---------------------------------------------------------------

COMMON STOCKS (102.7%)

FINLAND (0.6%)

TELECOM EQUIPMENT (0.6%)
Nokia Corp. ADR. . . . . . . . . . . . .    8,600  $   141,298
                                                   ------------

UNITED KINGDOM (0.9%)

TELECOM EQUIPMENT (0.9%)
Vodafone Group PLC ADR . . . . . . . . .   11,800      231,870
                                                   ------------

UNITED STATES (101.2%)

BUSINESS SERVICES (1.5%)
Overture Services, Inc. (b). . . . . . .   20,400      369,852
                                                   ------------

COMMERCIAL SERVICES (0.9%)
Iron Mountain, Inc. (b). . . . . . . . .    5,900      218,831
                                                   ------------

COMPUTER EQUIPMENT (2.9%)
ATI Technologies, Inc. (b) . . . . . . .   24,000      244,800
Synaptics, Inc. (b). . . . . . . . . . .   35,000      471,100
                                                   ------------
                                                       715,900
                                                   ------------

COMPUTER HARDWARE (10.7%)
Apple Computer, Inc. (b) . . . . . . . .   37,600      718,912
Dell Computer Corp. (b). . . . . . . . .   10,180      325,353
EMC Corp. (b). . . . . . . . . . . . . .   83,700      876,339
International Business Machines Corp.. .    2,300      189,750
Maxtor Corp. (b) . . . . . . . . . . . .   70,800      531,708
                                                   ------------
                                                     2,642,062
                                                   ------------

COMPUTER SERVICES (7.0%)
Ascential Software Corp. (b) . . . . . .   11,500      189,060
Ask Jeeves, Inc. (b) . . . . . . . . . .   26,200      360,250
CNET Networks, Inc. (b). . . . . . . . .   48,500      302,155
Cognizant Technology Solutions Corp. (b)    9,200      224,112
Yahoo, Inc. (b). . . . . . . . . . . . .   19,600      642,096
                                                   ------------
                                                     1,717,673
                                                   ------------

COMPUTER SOFTWARE (23.4%)
Computer Associates International, Inc..   24,300      541,404
Electronic Arts, Inc. (b). . . . . . . .   11,070      819,069
Hewlett Packard Co.. . . . . . . . . . .   45,700      973,411
Microsoft Corp.. . . . . . . . . . . . .   38,000      973,180
Oracle Corp. (b) . . . . . . . . . . . .   49,700      597,394
Seagate Technology (b) . . . . . . . . .   21,200      374,180
Storagenetworks, Inc. (b). . . . . . . .  262,200      364,458
Unisys Corp. (b) . . . . . . . . . . . .   22,300      273,844
VERITAS Software Corp. (b) . . . . . . .   28,900      828,563
                                                   ------------
                                                     5,745,503
                                                   ------------

COMPUTERS - INTEGRATED SYSTEMS (2.9%)
Cisco Systems, Inc. (b). . . . . . . . .   35,100      585,819
RadiSys Corp. (b). . . . . . . . . . . .   10,400      137,280
                                                   ------------
                                                       723,099
                                                   ------------

CONSULTING SERVICES (2.0%)
Accenture Ltd. (b) . . . . . . . . . . .   26,600      481,194
                                                   ------------

DATA PROCESSING & REPRODUCTION (2.3%)
First Data Corp. . . . . . . . . . . . .   13,360      553,638
                                                   ------------

E - COMMERCE (8.3%)
Amazon.com, Inc. (b) . . . . . . . . . .   13,400      488,966
InterActiveCorp, Inc. (b). . . . . . . .   29,200    1,155,444
Priceline.com, Inc. (b). . . . . . . . .   18,017      403,393
                                                   ------------
                                                     2,047,803
                                                   ------------

ELECTRONIC COMPONENTS (5.0%)
Agere Sysems, Inc. Class A (b) . . . . .  223,000      519,590
Intel Corp.. . . . . . . . . . . . . . .   34,600      719,126
                                                   ------------
                                                     1,238,716
                                                   ------------

MACHINERY/ PRINT TRADE (1.9%)
Zebra Technologies Corp. Class A (b) . .    6,100      458,659
                                                   ------------

MULTIMEDIA (3.0%)
AOL Time Warner (b). . . . . . . . . . .   24,900      400,641
Macrovision Corp. (b). . . . . . . . . .   16,500      328,680
                                                   ------------
                                                       729,321
                                                   ------------

NETWORKING PRODUCTS (5.5%)
Enterasys Networks, Inc. (b) . . . . . .  148,500      449,955
Juniper Networks, Inc. (b) . . . . . . .   51,800      640,766
Polycom, Inc. (b). . . . . . . . . . . .   18,400      255,024
                                                   ------------
                                                     1,345,745
                                                   ------------

SEMICONDUCTORS (13.1%)
Applied Materials, Inc. (b). . . . . . .   30,800      488,488
Broadcom Corp. Class A (b) . . . . . . .    8,600      214,226
GlobespanVirata, Inc. (b). . . . . . . .   90,500      746,625
Intersil Corp. Class A (b) . . . . . . .   18,700      497,607
Marvel Technology Group Ltd. (b) . . . .   14,400      494,928
Rudolph Technologies, Inc. (b) . . . . .   21,200      338,352
Sigma Designs, Inc. (b). . . . . . . . .   41,600      451,776
                                                   ------------
                                                     3,232,002
                                                   ------------

TELECOM EQUIPMENT (4.8%)
Avanex Corp. (b) . . . . . . . . . . . .   24,800       99,200
Comverse Technology, Inc. (b). . . . . .   29,100      437,373
Corning, Inc. (b). . . . . . . . . . . .   44,100      325,899
Tellabs, Inc. (b). . . . . . . . . . . .   48,600      319,302
                                                   ------------
                                                     1,181,774
                                                   ------------

TELECOM SERVICES (2.5%)
Amdocs Ltd. (b). . . . . . . . . . . . .   10,100      242,400
EchoStar Communications Corp.
Class A (b). . . . . . . . . . . . . . .    3,400      117,708
NII Holdings, Inc. Class B (b) . . . . .    6,800      260,236
                                                   ------------
                                                       620,344
                                                   ------------

WIRELESS EQUIPMENT (3.5%)
Motorola, Inc. . . . . . . . . . . . . .   54,275      511,813
QUALCOMM, Inc. . . . . . . . . . . . . .   10,000      357,500
                                                   ------------
                                                       869,313
                                                   ------------
                                                    24,891,429
                                                   ------------
TOTAL COMMON STOCKS                                 25,264,597
                                                   ------------

TOTAL INVESTMENTS
(COST $24,174,833) (A) - 102.7%                     25,264,597

LIABILITIES IN EXCESS
OF OTHER ASSETS - (2.7)%                              (662,127)
                                                   ------------

NET ASSETS - 100.0%                                $24,602,470
                                                   ------------
                                                   ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing security.
ADR  American Depositary Receipt

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                    GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND
              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

-------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES     VALUE
-------------------------------------------------------------

COMMON STOCKS (97.2%)

DRUGS (56.0%)
Amgen, Inc. (b). . . . . . . . . . . . .  33,750  $ 2,242,350
Angiotech Pharmaceuticals, Inc. (b). . .  12,500      509,250
Eli Lilly & Co.. . . . . . . . . . . . .  25,330    1,747,010
Eon Labs, Inc. (b) . . . . . . . . . . .   7,570      266,086
GlaxoSmithKline PLC ADR-UK . . . . . . .   7,080      287,023
Ligand Pharmaceuticals, Inc. (b) . . . .  29,090      395,333
McKesson Corp. . . . . . . . . . . . . .  19,340      691,212
Merck & Co., Inc.. . . . . . . . . . . .  39,110    2,368,110
Mylan Laboratories, Inc. . . . . . . . .  22,280      774,676
Penwest Pharmaceuticals Co. (b). . . . .  27,080      659,940
Pfizer, Inc. . . . . . . . . . . . . . .  70,688    2,413,994
Pharmaceutical Resources, Inc. (b) . . .  14,100      686,106
POZEN Inc. (b) . . . . . . . . . . . . .  34,940      383,641
Shire Pharmaceuticals Group PLC (b). . . 9,200 181,240 Teva Pharmaceutical Industries Ltd.
ADR-IL . . . . . . . . . . . . . . . . .  11,600      660,388
Watson Pharmaceutical, Inc. (b). . . . .  27,340    1,103,716
Wyeth. . . . . . . . . . . . . . . . . .  36,050    1,642,078
                                                  -----------
                                                   17,012,153
                                                  -----------

INSURANCE (11.6%)
Anthem, Inc. (b) . . . . . . . . . . . .  13,530    1,043,840
UnitedHealth Group, Inc. . . . . . . . .  23,720    1,191,929
Wellchoice, Inc. (b) . . . . . . . . . .  17,460      511,229
WellPoint Health Networks, Inc. (b). . .   9,270      781,461
                                                  -----------
                                                    3,528,459
                                                  -----------

MEDICAL INSTRUMENTS (7.2%)
Boston Scientific Corp. (b). . . . . . .  11,280      689,209
Guidant Corp.. . . . . . . . . . . . . .  14,370      637,884
Hologic, Inc. (b). . . . . . . . . . . .   5,800       76,444
Intuitive Surgical, Inc. (b) . . . . . .  23,650      179,267
Kyphon, Inc. (b) . . . . . . . . . . . .  14,870      224,834
PerkinElmer, Inc.. . . . . . . . . . . .  27,790      383,780
                                                  -----------
                                                    2,191,418
                                                  -----------

MEDICAL PRODUCTS (10.1%)
Advanced Medical Optics, Inc. (b). . . .     224        3,819
Alaris Medical, Inc. (b) . . . . . . . .  33,690      436,286
Baxter International, Inc. . . . . . . .  26,410      686,660
Medtronic, Inc.. . . . . . . . . . . . .  25,840    1,239,544
Thermo Electron Corp. (b). . . . . . . .  16,840      353,977
Wilson Greatbatch Technologies, Inc. (b)   9,950      359,195
                                                  -----------
                                                    3,079,481
                                                  -----------

THERAPEUTICS (10.7%)
Amylin Pharmaceuticals, Inc. (b) . . . .   6,620      144,912
Genentech, Inc. (b). . . . . . . . . . .  12,480      900,058
Gilead Sciences, Inc. (b). . . . . . . .  11,810      656,400
MGI Pharma, Inc. (b) . . . . . . . . . .   5,500      140,965
Neurocrine Biosciences, Inc. (b) . . . .   5,880      293,647
NPS Pharmaceuticals, Inc. (b). . . . . .  17,220      419,135
United Therapeutics Corp. (b). . . . . .  31,980      696,524
                                                  -----------
                                                    3,251,641
                                                  -----------

VETERINARY DIAGNOSTICS (1.6%)
VCA Antech, Inc. (b) . . . . . . . . . .  24,090      471,441
                                                  -----------
TOTAL COMMON STOCKS                                29,534,593
                                                  -----------

TOTAL INVESTMENTS
(COST $27,257,432) (A) - 97.2%                     29,534,593

OTHER ASSETS IN EXCESS
OF LIABILITIES - 2.8%                                 860,268
                                                  -----------

NET ASSETS - 100.0%                               $30,394,861
                                                  -----------
                                                  -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
IL  Israel
UK  United  Kingdom
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  NATIONWIDE  LEADERS  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

----------------------------------------------------------
SECURITY DESCRIPTION                    SHARES    VALUE
----------------------------------------------------------

COMMON STOCKS (99.2%)

AIRLINES (4.2%)
JetBlue Airways Corp. (b). . . . . . .   8,200  $  346,778
                                                ----------

BROADCAST MEDIA/CABLE TELEVISION (8.0%)
AOL Time Warner, Inc. (b). . . . . . .  16,000     257,440
EchoStar Communications Corp. (b). . .  11,700     405,054
                                                ----------
                                                   662,494
                                                ----------

CAPITAL GOODS (5.3%)
Eaton Corp.. . . . . . . . . . . . . .   5,570     437,858
                                                ----------

CHEMICALS (2.5%)
Air Products & Chemicals, Inc. . . . .   5,000     208,000
                                                ----------

COMPUTER EQUIPMENT (3.7%)
Hewlett-Packard Co.. . . . . . . . . .  14,200     302,460
                                                ----------

COMPUTER SERVICES (3.3%)
InterActive Corp. (b). . . . . . . . .   6,800     269,076
                                                ----------

CONGLOMERATES (3.4%)
3M Co. . . . . . . . . . . . . . . . .   2,200     283,756
                                                ----------

CONSTRUCTION & BUILDING MATERIALS (3.0%)
Lennar Corp. . . . . . . . . . . . . .   3,500     250,250
                                                ----------

FINANCIAL SERVICES (10.0%)
Fannie Mae . . . . . . . . . . . . . .   5,600     377,664
Goldman Sachs Group, Inc. (The). . . .   5,300     443,875
                                                ----------
                                                   821,539
                                                ----------

FOOD & BEVERAGE (4.0%)
PepsiCo, Inc.. . . . . . . . . . . . .   7,500     333,750
                                                ----------

HEALTHCARE (12.2%)
Boston Scientific Corp. (b). . . . . .   4,701     287,231
St. Jude Medical, Inc. (b) . . . . . .   4,694     269,905
UnitedHealth Group, Inc. . . . . . . .   8,800     442,200
                                                ----------
                                                   999,336
                                                ----------

INSURANCE (4.1%)
Allstate Corp. (The) . . . . . . . . .   9,500     338,675
                                                ----------

OIL & GAS (2.8%)
Apache Corp. . . . . . . . . . . . . .   3,600     234,216
                                                ----------

PHARMACEUTICALS (8.5%)
Mylan Laboratories, Inc. . . . . . . .   8,000     278,160
Pfizer, Inc. . . . . . . . . . . . . .  12,279     419,328
                                                ----------
                                                   697,488
                                                ----------

RAILROADS (4.3%)
Norfolk Southern Corp. . . . . . . . .  18,400     353,280
                                                ----------

SEMICONDUCTORS (3.5%)
Intel Corp.. . . . . . . . . . . . . .  14,000     290,976
                                                ----------

STEEL (5.2%)
Nucor Corp.. . . . . . . . . . . . . .   8,700     424,995
                                                ----------

TRANSPORTATION (2.9%)
J.B. Hunt Transport Services, Inc. (b)   6,365     240,279
                                                ----------

TRAVEL (3.6%)
Royal Caribbean Cruises Ltd. . . . . .  12,900     298,764
                                                ----------

UTILITIES (4.7%)
Dominion Resources, Inc. . . . . . . .   6,030     387,548
                                                ----------
TOTAL COMMON STOCKS                              8,181,518
                                                ----------

TOTAL INVESTMENTS
(COST $7,648,310) (A) - 99.2%                    8,181,518

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.8%                               66,219
                                                ----------

NET ASSETS - 100.0%                             $8,247,737
                                                ----------
                                                ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  EMERGING  MARKETS  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (101.9%)

BRAZIL (11.5%)

AEROSPACE & DEFENSE (0.7%)
Empresa Brasiliera de Aeronautica
SA ADR . . . . . . . . . . . . . . . .       9,800  $  187,180
                                                    ----------

BANKING (2.3%)
Banco Bradesco SA ADR. . . . . . . . .       4,800      89,664
Uniao de Bancos Brasileiros SA GDR . .      30,462     522,728
                                                    ----------
                                                       612,392
                                                    ----------

BEVERAGES (0.7%)
Companhia de Bebidas
das Americas ADR . . . . . . . . . . .       8,600     175,010
                                                    ----------

ELECTRIC UTILITY (1.0%)
Centrais Eletricas Brasileiras SA. . .  18,748,600     144,421
Companhia Energetica
de Minas Gerais. . . . . . . . . . . .  11,500,000     105,821
Companhia Energetica
de Minas Gerais ADR. . . . . . . . . .       1,100      10,153
                                                    ----------
                                                       260,395
                                                    ----------

MINING (0.7%)
Cia Vale Do Rio Doce ADR . . . . . . .       7,200     199,800
                                                    ----------

OIL & GAS (1.6%)
Petroleo Brasileiro SA ADR . . . . . .      24,619     437,233
                                                    ----------

PAPER PRODUCTS (1.0%)
Votorantim Celulose ADR. . . . . . . .      13,700     264,958
                                                    ----------

STEEL (1.0%)
Gerdau SA ADR. . . . . . . . . . . . .      22,260     261,555
                                                    ----------

TELECOMMUNICATIONS (2.5%)
Tele Norte Leste Participacoes SA ADR.      20,550     240,024
Telesp Celular Participacoes SA ADR. .     112,900     440,310
                                                    ----------
                                                       680,334
                                                    ----------
                                                     3,078,857
                                                    ----------

CHINA (3.5%)

METALS (0.5%)
Aluminum Corp. of China Ltd. . . . . .     629,000     140,349
                                                    ----------

OIL & GAS (1.9%)
CNOOC Ltd. . . . . . . . . . . . . . .     303,000     446,836
Sinopec Shanghai Petrochemical
Co. Ltd. . . . . . . . . . . . . . . .     384,000      74,849
                                                    ----------
                                                       521,685
                                                    ----------

STEEL (0.5%)
Angang New Steel Co. Ltd.. . . . . . .     554,000     122,904
                                                    ----------

TRANSPORTATION (0.6%)
China Shipping Development Co. Ltd.. .     462,000     164,404
                                                    ----------
                                                       949,342
                                                    ----------

CZECHOSLOVAKIA (0.7%)

TELECOMMUNICATIONS (0.7%)
Cesky Telecom SA . . . . . . . . . . .      18,500     190,013
                                                    ----------

HONG KONG (4.5%)

AUTOMOBILE (1.2%)
Denway Motors Ltd. . . . . . . . . . .     712,000     321,846
                                                    ----------

BEVERAGES (0.6%)
Harbin Brewery Group Ltd. (b). . . . .     510,000     170,040
                                                    ----------

ELECTRIC UTILITY (0.7%)
Huaneng Power International, Inc.. . .     156,000     178,042
                                                    ----------

OIL & GAS (0.8%)
China Petroleum & Chemical Corp. . . .     886,000     212,463
                                                    ----------

TELECOMMUNICATIONS (1.0%)
China Mobile Ltd.. . . . . . . . . . .     110,000     259,549
                                                    ----------

TRANSPORTATION (0.2%)
China Merchants Holdings
International Co. Ltd. . . . . . . . .      66,000      58,822
                                                    ----------
                                                     1,200,762
                                                    ----------

HUNGARY (1.4%)

PHARMACEUTICALS (1.4%)
Gedeon Richter GDR (b) . . . . . . . .       5,100     362,100
                                                    ----------

INDIA (2.7%)

FINANCIAL SERVICES (0.9%)
ICICI Bank Ltd. ADR (b). . . . . . . .      34,476     250,641
                                                    ----------

PHARMACEUTICALS (1.6%)
Ranbaxy Laboratories Ltd. GDR. . . . .      20,940     404,770
                                                    ----------

SOFTWARE & COMPUTER SERVICES (0.2%)
Infosys Technologies Ltd. ADR. . . . .       1,100      59,015
                                                    ----------
                                                       714,426
                                                    ----------

INDONESIA (2.6%)

AUTOMOBILE (0.2%)
PT Astra International, Inc. (b) . . .      93,384      40,466
                                                    ----------

BANKING (1.3%)
PT Bank Mandiri (b). . . . . . . . . .     567,000      46,391
PT Bank Pan Indonesia (b). . . . . . .   8,699,500     326,890
                                                    ----------
                                                       373,281
                                                    ----------

TELECOMMUNICATIONS (1.1%)
PT Telekomunikasi Indonesia. . . . . .     521,000     292,076
                                                    ----------
                                                       705,823
                                                    ----------

ISRAEL (5.0%)

COMPUTER HARDWARE (2.2%)
M-Systems Flash Disk Pioneer Ltd. (b).      52,499     584,314
                                                    ----------

INTERNET SECURITY (1.6%)
Check Point Software Technologies
Ltd. (b) . . . . . . . . . . . . . . .      21,600     422,280
                                                    ----------

PHARMACEUTICALS (1.2%)
Agis Industries Ltd. . . . . . . . . .       2,600      54,297
Teva Pharmaceutical Industries Ltd.
ADR                                          4,700     267,571
                                                    ----------
                                                       321,868
                                                    ----------
                                                     1,328,462
                                                    ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  EMERGING  MARKETS  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------------
SECURITY DESCRIPTION                   SHARES     VALUE
----------------------------------------------------------

COMMON STOCKS (CONTINUED)

KOREA (21.2%)

AUTOMOBILE (1.7%)
Hyundai Motor Co. Ltd.. . . . . . . .   10,700  $  283,065
Ssangyong Motor Co. (b) . . . . . . .   29,670     161,452
                                                ----------
                                                   444,517
                                                ----------

BANKING (2.7%)
Hana Bank . . . . . . . . . . . . . .   16,500     156,781
Shinhan Financial Group Co. Ltd. GDR.   27,400     570,742
                                                ----------
                                                   727,523
                                                ----------

CHEMICALS (1.9%)
Honam Petrochemical Corp. . . . . . .    5,600     164,554
Hyosung Corp. . . . . . . . . . . . .   12,100     130,674
LG Petrochemical Co. Ltd. . . . . . .   12,200     216,015
                                                ----------
                                                   511,243
                                                ----------

COMPUTER HARDWARE (0.4%)
Kortek Corp.. . . . . . . . . . . . .   21,400     115,555
                                                ----------

CONSTRUCTION (0.5%)
Daelim Industrial Co. Ltd.. . . . . .    7,100     123,633
                                                ----------

ELECTRONICS (8.2%)
LG Electronics, Inc.. . . . . . . . .    9,300     387,727
Samsung Electronics GDR . . . . . . .   25,540   1,831,217
                                                ----------
                                                 2,218,944
                                                ----------

SHIPBUILDING (0.5%)
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (b). . . . . . .   11,950     101,043
Samsung Heavy Industries Co. Ltd. . .   10,500      42,105
                                                ----------
                                                   143,148
                                                ----------

STEEL (1.7%)
Dongkuk Steel Mill Co. Ltd. . . . . .   31,000     135,730
POSCO ADR . . . . . . . . . . . . . .   12,300     322,137
                                                ----------
                                                   457,867
                                                ----------

TELECOMMUNICATIONS (1.7%)
KT Corp.. . . . . . . . . . . . . . .    4,480     175,149
SK Telecom Co. Ltd. . . . . . . . . .    1,630     278,376
                                                ----------
                                                   453,525
                                                ----------

TRANSPORTATION (1.9%)
Hanjin Shipping Co. Ltd.. . . . . . .   40,600     333,773
Korean Air Co. Ltd. . . . . . . . . .   14,900     170,892
                                                ----------
                                                   504,665
                                                ----------
                                                 5,700,620
                                                ----------

MALAYSIA (2.3%)

BANKING (0.9%)
Malayan Banking Berhad. . . . . . . .  113,500     256,869
                                                ----------

OIL & GAS (0.9%)
Petronas Dagangan Berhad. . . . . . .  150,000     242,763
                                                ----------

TELECOMMUNICATIONS (0.5%)
Maxis Communications Berhad . . . . .   85,900     128,850
                                                ----------
                                                   628,482
                                                ----------

MEXICO (11.3%)

BUILDING PRODUCTS (1.0%)
Cemex SA de CV ADR. . . . . . . . . .   11,747     261,841
                                                ----------

CABLE TELEVISION/PROGRAMMING (1.7%)
TV Azteca SA de CV ADR. . . . . . . .   69,000     448,500
                                                ----------

CONSTRUCTION (0.9%)
Consorcio ARA SA de CV (b). . . . . .  122,700     244,246
                                                ----------

DIVERSIFIED (1.5%)
Alfa SA Class A . . . . . . . . . . .   80,400     161,587
Grupo IMSA SA de CV ADR . . . . . . .   18,600     239,940
                                                ----------
                                                   401,527
                                                ----------

FINANCIAL SERVICES (1.9%)
Grupo Financiero Banorte SA de CV . .  181,500     513,646
                                                ----------

MINING (0.9%)
Grupo Mexico SA Class B (b) . . . . .  156,000     239,447
                                                ----------

RETAIL (1.8%)
Grupo Elektra SA de CV ADR. . . . . .   21,950     269,766
Organizacion Soriana SA de CV (b) . .  104,100     217,707
                                                ----------
                                                   487,473
                                                ----------

TELECOMMUNICATIONS (1.6%)
America Movil SA de CV ADR. . . . . .    8,617     161,569
Telefonos de Mexico ADR . . . . . . .    8,300     260,786
                                                ----------
                                                   422,355
                                                ----------
                                                 3,019,035
                                                ----------

POLAND (0.6%)

PETROLEUM (0.6%)
Polski Koncern Naftowy Orlen SA GDR .   15,500     150,970
                                                ----------

RUSSIA (8.0%)

ELECTRIC UTILITY (0.6%)
RAO Unified Energy System GDR . . . .    5,800     153,062
                                                ----------

MINING (0.5%)
JSC MMC Norilsk Nickel ADR. . . . . .    4,173     144,594
                                                ----------

OIL & GAS (6.7%)
OAO Gazprom ADR . . . . . . . . . . .   34,400     644,312
Surgutneftegaz ADR. . . . . . . . . .   36,600     760,548
YUKOS ADR . . . . . . . . . . . . . .    6,875     382,938
                                                ----------
                                                 1,787,798
                                                ----------

TELECOMMUNICATIONS (0.2%)
Rostelecom Sponsored ADR. . . . . . .    4,300      44,505
                                                ----------
                                                 2,129,959
                                                ----------

SOUTH AFRICA (7.8%)

BANKING (1.2%)
ABSA Group Ltd. . . . . . . . . . . .   47,673     223,066
Nedcor Ltd. . . . . . . . . . . . . .    9,100     108,449
                                                ----------
                                                   331,515
                                                ----------

DIVERSIFIED (0.5%)
Nampak Ltd. . . . . . . . . . . . . .   80,000     129,427
                                                ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  EMERGING  MARKETS  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

----------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES        VALUE
----------------------------------------------------------------

COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)

INSURANCE (0.6%)
Old Mutual PLC. . . . . . . . . . . .      114,000  $   167,736
                                                    ------------

MINING (5.0%)
Anglo American PLC. . . . . . . . . .       29,995      462,866
AngloGold Ltd.. . . . . . . . . . . .        8,326      262,751
Impala Platinum Holdings Ltd. . . . .        6,899      409,714
Kumba Resources Ltd.. . . . . . . . .       42,000      168,336
                                                    ------------
                                                      1,303,667
                                                    ------------

OIL & GAS (0.5%)
Sasol Ltd.. . . . . . . . . . . . . .       12,931      143,860
                                                    ------------
                                                      2,076,205
                                                    ------------

TAIWAN (12.0%)

AUDIO/VIDEO PRODUCTS (0.2%)
Action Electronics Co. Ltd. . . . . .       51,000       51,133
                                                    ------------

BANKING (0.6%)
Mega Financial Holding Co. Ltd. (b) .      315,000      148,353
                                                    ------------

CHEMICALS (0.9%)
Formosa Plastic Corp. . . . . . . . .      138,000      192,187
Nan Ya Plastic Corp.. . . . . . . . .       44,760       48,498
                                                    ------------
                                                        240,685
                                                    ------------

COMPUTER HARDWARE (3.0%)
Advantech Co. Ltd.. . . . . . . . . .       51,000       73,678
Asustek Computer, Inc.. . . . . . . .       93,000      235,120
Compal Electronics, Inc. GDR. . . . .       78,800      527,172
                                                    ------------
                                                        835,970
                                                    ------------

ELECTRONICS (2.4%)
AU Optronics Corp. (b). . . . . . . .      161,000      111,644
AU Optronics Corp. ADR (b). . . . . .       23,400      161,928
Pro Mos Technologies, Inc. GDR (b). .       46,000      186,760
United Microelectronics Corp. ADR (b)       46,000      172,500
                                                    ------------
                                                        632,832
                                                    ------------

SEMICONDUCTORS (2.7%)
Advanced Semiconductor Engineering,
Inc. (b). . . . . . . . . . . . . . .      172,000      102,375
Taiwan Semiconductor Manufacturing
Co. Ltd. (b). . . . . . . . . . . . .      327,000      538,544
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (b). . . . . . . . . . .        8,300       83,664
                                                    ------------
                                                        724,583
                                                    ------------

TELECOMMUNICATIONS (0.4%)
Chunghwa Telecom Co. Ltd. . . . . . .       74,000      109,044
                                                    ------------

TEXTILES (0.7%)
Far Eastern Textile Ltd.. . . . . . .      515,000      198,649
                                                    ------------

TRANSPORTATION (1.1%)
Yang Ming Marine Transport (b). . . .      428,000      284,426
                                                    ------------
                                                      3,225,675
                                                    ------------

THAILAND (3.9%)

BUILDING PRODUCTS (0.9%)
The Siam Cement Public Co. Ltd. (c) .       62,400      249,363
                                                    ------------

ELECTRIC UTILITY (0.2%)
Ratchaburi Electricity Generating
Holding Public Co. Ltd. (c) . . . . .       87,000       56,910
                                                    ------------

FINANCIAL SERVICES (2.8%)
Siam Commercial Bank Public Co.
Ltd. (b) (c). . . . . . . . . . . . .      850,600      728,392
                                                    ------------
                                                      1,034,665
                                                    ------------

TURKEY (2.9%)

AUTOMOTIVE (0.3%)
Ford Otomotiv Sanayii AS (b). . . . .    6,925,000       85,967
                                                    ------------

BANKING (2.1%)
Turkiye Garanti Bankasi AS (b). . . .  405,668,200      549,379
                                                    ------------

FINANCIAL SERVICES (0.5%)
Sabanci Holding AS. . . . . . . . . .   55,094,000      132,125
                                                    ------------
                                                        767,471
                                                    ------------
TOTAL COMMON STOCKS                                  27,262,867
                                                    ------------

TOTAL INVESTMENTS
(COST $24,744,146) (A) - 101.9%                      27,262,867

LIABILITIES IN EXCESS
OF OTHER ASSETS - (1.9)%                               (495,281)
                                                    ------------

NET ASSETS - 100.0%                                 $26,767,586
                                                    ------------
                                                    ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Foreign  shares.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt

AT  JUNE  30,  2003,  THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                     UNREALIZED
                    DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY              DATE      VALUE     VALUE    (DEPRECIATION)
-----------------------------------------------------------------
SHORT CONTRACTS:
South African Rand    7/1/03  $  87,323  $ 90,637  $      (3,314)
South African Rand    7/2/03     79,619    80,658         (1,039)
Thai Baht. . . . .    7/2/03     33,591    33,327            264
Thai Baht. . . . .    7/3/03     52,724    52,699             25
-----------------------------------------------------------------
TOTAL SHORT CONTRACTS         $ 253,257  $257,321  $      (4,064)
-----------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                    GARTMORE  GVIT  INTERNATIONAL  GROWTH  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

----------------------------------------------------------
SECURITY DESCRIPTION                      SHARES   VALUE
----------------------------------------------------------

COMMON STOCKS (96.1%)

AUSTRALIA (4.4%)

BANKING (2.1%)
National Australia Bank Ltd. . . . . . .   5,000  $112,333
Westpac Banking Corp.. . . . . . . . . .   9,900   107,891
                                                  --------
                                                   220,224
                                                  --------

INSURANCE (0.5%)
AMP Ltd. . . . . . . . . . . . . . . . .  15,500    51,664
                                                  --------

MULTI-MEDIA (0.7%)
The News Corp. Ltd.. . . . . . . . . . .   9,700    72,859
                                                  --------

TELECOMMUNICATIONS (1.1%)
Telstra Corp. Ltd. . . . . . . . . . . .  37,800   111,543
                                                  --------
                                                   456,290
                                                  --------

BRAZIL (2.1%)

AEROSPACE/DEFENSE (1.1%)
Empresa Brasiliera de Aeronautica
SA ADR . . . . . . . . . . . . . . . . .   6,300   120,330
                                                  --------

BANKING (0.4%)
Unibanco - Uniao de Bancos
Brasileiros SA GDR . . . . . . . . . . .   2,400    41,184
                                                  --------

BREWERY (0.6%)
Companhia de Bebidas
das Americas ADR . . . . . . . . . . . .   2,900    59,015
                                                  --------
                                                   220,529
                                                  --------
CANADA (3.5%)

BANKING (1.3%)
Royal Bank Of Canada . . . . . . . . . .   3,200   135,136
                                                  --------

OIL & GAS (2.2%)
Petro-Canada . . . . . . . . . . . . . .   3,200   127,082
Suncor Energy, Inc.. . . . . . . . . . .   5,700   106,302
                                                  --------
                                                   233,384
                                                  --------
                                                   368,520
                                                  --------

FINLAND (3.4%)

OIL & GAS (1.4%)
Fortum Oyj . . . . . . . . . . . . . . .  17,800   142,676
                                                  --------

TELECOMMUNICATIONS (2.0%)
Nokia Oyj. . . . . . . . . . . . . . . .  12,912   212,626
                                                  --------
                                                   355,302
                                                  --------

FRANCE (3.3%)

BANKING (0.6%)
Societe Generale . . . . . . . . . . . .   1,000    63,389
                                                  --------

OIL & GAS (0.9%)
Total Fina Elf SA. . . . . . . . . . . .     589    89,011
                                                  --------

TELECOMMUNICATIONS (1.4%)
Alcatel SA . . . . . . . . . . . . . . .  17,100   154,149
                                                  --------

UTILITIES (0.4%)
Suez SA. . . . . . . . . . . . . . . . .   2,700    42,974
                                                  --------
                                                   349,523
                                                  --------

GERMANY (9.0%)

AUTOMOTIVE (1.6%)
Bayerische Motoren Werke AG. . . . . . .   2,351    90,307
Porsche AG . . . . . . . . . . . . . . .     200    84,289
                                                  --------
                                                   174,596
                                                  --------

BANKING (1.6%)
Deutsche Bank AG . . . . . . . . . . . .   2,600   167,946
                                                  --------

COMPUTER SOFTWARE SERVICES (0.6%)
SAP AG . . . . . . . . . . . . . . . . .     500    58,566
                                                  --------
FOOD & BEVERAGE (0.5%)
Metro AG . . . . . . . . . . . . . . . .   1,700    54,095
                                                  --------
MANUFACTURING (1.1%)
Siemens AG . . . . . . . . . . . . . . .   2,300   112,647
                                                  --------
RETAIL (1.3%)
Puma AG. . . . . . . . . . . . . . . . .   1,423   140,043
                                                  --------
TELECOMMUNICATIONS (1.3%)
Deutsche Telekom AG. . . . . . . . . . .   8,607   131,060
                                                  --------
UTILITIES (1.0%)
E. ON AG . . . . . . . . . . . . . . . .   2,000   102,548
                                                  --------
                                                   941,501
                                                  --------

HONG KONG (2.2%)

DIVERSIFIED (0.6%)
Hutchison Whampoa Ltd. . . . . . . . . .  11,000    67,003
                                                  --------

FINANCIAL SERVICES (0.6%)
Hong Kong Exchanges & Clearing Ltd.. . .  44,000    63,194
                                                  --------

OIL & GAS (1.0%)
CNOOC Ltd. . . . . . . . . . . . . . . .  71,000   104,705
                                                  --------
                                                   234,902
                                                  --------

INDIA (0.6%)

BANKING (0.6%)
State Bank of India GDR. . . . . . . . .   2,900    59,218
                                                  --------

IRELAND (1.7%)

BANKING (0.8%)
Allied Irish Banks . . . . . . . . . . .   5,500    82,675
                                                  --------

BUILDING & CONSTRUCTION (0.9%)
CRH PLC. . . . . . . . . . . . . . . . .   6,100    95,618
                                                  --------
                                                   178,293
                                                  --------

ISRAEL (0.9%)

PHARMACEUTICALS (0.9%)
Teva Pharmaceutical Industries Ltd. ADR.   1,700    96,781
                                                  --------

ITALY (1.9%)

BANKING (0.9%)
Banca Nazionale del Lavoro SpA (b) . . .  58,400    97,913
                                                  --------

TELECOMMUNICATIONS (1.0%)
Telecom Italia SpA . . . . . . . . . . .  11,600   104,968
                                                  --------
                                                   202,881
                                                  --------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                    GARTMORE  GVIT  INTERNATIONAL  GROWTH  FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------
SECURITY DESCRIPTION                         SHARES    VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)

JAPAN (15.9%)

AUTOMOTIVE (0.5%)
Honda Motor Co. Ltd.. . . . . . . . . . . .   1,400  $   53,050
                                                     ----------

BROKERAGE SERVICES (1.9%)
Matsui Securities Co. Ltd.. . . . . . . . .  19,000     193,838
                                                     ----------

BUILDING & CONSTRUCTION (0.7%)
Daito Trust Construction Co. Ltd. . . . . .   3,600      75,703
                                                     ----------

BUILDING PRODUCTS (1.2%)
Asahi Glass Co. Ltd.. . . . . . . . . . . .  20,000     124,089
                                                     ----------

CHEMICALS (1.5%)
Mitsubishi Chemical Corp. (b) . . . . . . .  47,000      95,898
Shin-Etsu Chemical Co. Ltd. . . . . . . . .   1,700      58,047
                                                     ----------
                                                        153,945
                                                     ----------

ELECTRONIC COMPONENTS (0.9%)
UMC Japan . . . . . . . . . . . . . . . . .      84      89,544
                                                     ----------

ELECTRONICS (4.2%)
Canon, Inc. . . . . . . . . . . . . . . . .   2,000      91,776
Matsushita Electric Industrial Co. Ltd. . .   9,000      89,119
NEC Corp. . . . . . . . . . . . . . . . . .  23,000     114,928
Sanyo Electric Co., Ltd.. . . . . . . . . .  15,000      51,343
Yokogawa Electric Corp. . . . . . . . . . .  14,000     108,082
                                                     ----------
                                                        455,248
                                                     ----------

FINANCIAL SERVICES (0.5%)
Acom Co. Ltd. . . . . . . . . . . . . . . .   1,530      55,300
                                                     ----------

MANUFACTURING (1.6%)
Mitsubishi Heavy Industries Ltd.. . . . . .  63,000     163,174
                                                     ----------

RETAIL (0.8%)
Marui Co. Ltd.. . . . . . . . . . . . . . .   9,200      81,752
                                                     ----------

TELECOMMUNICATIONS (2.1%)
Nippon Telegraph & Telephone Corp.. . . . .      15      58,838
NTT DoCoMo, Inc.. . . . . . . . . . . . . .      73     158,068
                                                     ----------
                                                        216,906
                                                     ----------
                                                      1,662,549
                                                     ----------

KOREA (3.5%)

ADVERTISING (0.6%)
Cheil Communications, Inc.. . . . . . . . .     610      60,004
                                                     ----------

BANKING (2.2%)
Kookmin Bank ADR. . . . . . . . . . . . . .   7,800     235,950
                                                     ----------

ELECTRONICS (0.7%)
Samsung Electronics Co. Ltd.. . . . . . . .     500      74,375
                                                     ----------
                                                        370,329
                                                     ----------
MALAYSIA (0.5%)

BANKING (0.5%)
Commerce Asset-Holding Berhad . . . . . . .  58,000      52,811
                                                     ----------

NETHERLANDS (4.4%)

ELECTRONICS (0.5%)
Koninklijke (Royal) Philips Electronics NV.   2,900      55,148
                                                     ----------

INSURANCE (0.6%)
ING Groep NV. . . . . . . . . . . . . . . .   3,900      67,761
                                                     ----------

OIL & GAS (1.5%)
Royal Dutch Petroleum Co. . . . . . . . . .   3,200     148,533
                                                     ----------

RETAIL (1.3%)
Koninklijke Ahold NV. . . . . . . . . . . .  16,500     136,992
                                                     ----------

TRANSPORTATION (0.5%)
TPG NV. . . . . . . . . . . . . . . . . . .   3,100      53,825
                                                     ----------
                                                        462,259
                                                     ----------

PORTUGAL (0.7%)

TELECOMMUNICATIONS (0.7%)
Portugal Telecom SA . . . . . . . . . . . .  10,200      73,090
                                                     ----------

SPAIN (1.4%)

TELECOMMUNICATIONS (0.5%)
Telefonica SA (b) . . . . . . . . . . . . .   4,429      51,420
                                                     ----------

UTILITIES (0.9%)
Endesa SA . . . . . . . . . . . . . . . . .   5,800      97,109
                                                     ----------
                                                        148,529
                                                     ----------

SWITZERLAND (9.0%)

BANKING (2.7%)
Credit Suisse Group . . . . . . . . . . . .   4,300     113,170
UBS AG. . . . . . . . . . . . . . . . . . .   3,000     166,882
                                                     ----------
                                                        280,052
                                                     ----------

CHEMICALS (0.9%)
Givaudan SA . . . . . . . . . . . . . . . .     220      92,577
                                                     ----------

FOOD & BEVERAGE (0.6%)
Nestle SA . . . . . . . . . . . . . . . . .     290      59,839
                                                     ----------

HEALTH & PERSONAL CARE (1.7%)
Roche Holding AG. . . . . . . . . . . . . .   2,300     180,410
                                                     ----------

PHARMACEUTICALS (3.1%)
Alcon, Inc. . . . . . . . . . . . . . . . .   2,300     105,110
Novartis AG . . . . . . . . . . . . . . . .   5,600     221,595
                                                     ----------
                                                        326,705
                                                     ----------
                                                        939,583
                                                     ----------

TAIWAN (1.7%)

ELECTRONICS (1.2%)
AU Optronics Corp. ADR (b). . . . . . . . .  17,900     123,868
                                                     ----------

SEMICONDUCTORS (0.5%)
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (b). . . . . . . . . . . . . .   5,200      52,416
                                                     ----------
                                                        176,284
                                                     ----------

UNITED KINGDOM (26.0%)

BANKING (5.6%)
Barclays PLC. . . . . . . . . . . . . . . .  16,000     118,811
HSBC Holdings PLC . . . . . . . . . . . . .  14,900     176,045
Lloyds TSB Group PLC. . . . . . . . . . . .  17,000     120,696
Royal Bank of Scotland Group PLC. . . . . .   5,800     162,705
                                                     ----------
                                                        578,257
                                                     ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                    GARTMORE  GVIT  INTERNATIONAL  GROWTH  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------
SECURITY DESCRIPTION             SHARES      VALUE
-----------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)

BUILDING & CONSTRUCTION (1.8%)
George Wimpey PLC . . . . . . .   21,400  $   104,174
Westbury PLC. . . . . . . . . .   14,100       86,321
                                          -----------
                                              190,495
                                          -----------

DIVERSIFIED (0.7%)
Unilever PLC. . . . . . . . . .    9,069       72,207
                                          -----------

FINANCIAL SERVICES (2.6%)
Amvescap PLC. . . . . . . . . .   30,600      211,067
Man Group PLC . . . . . . . . .    3,100       61,181
                                          -----------
                                              272,248
                                          -----------

FOOD & BEVERAGE (0.4%)
Diageo PLC. . . . . . . . . . .    3,600       38,435
                                          -----------

GAMBLING (0.7%)
Hilton Group PLC. . . . . . . .   25,700       78,032
                                          -----------

HOUSEHOLD PRODUCTS (1.0%)
Reckitt Benckiser PLC . . . . .    5,600      102,758
                                          -----------

INSURANCE (0.6%)
Wellington Underwriting PLC (b)   38,021       64,405
                                          -----------

MINING (0.5%)
Anglo American PLC. . . . . . .    3,500       53,424
                                          -----------

OIL & GAS (1.0%)
BP PLC. . . . . . . . . . . . .   14,656      101,636
                                          -----------

PHARMACEUTICALS (3.0%)
AstraZeneca PLC . . . . . . . .    3,600      144,355
GlaxoSmithKline PLC . . . . . .    8,500      171,541
                                          -----------
                                              315,896
                                          -----------

RETAIL (2.8%)
Boots Group PLC . . . . . . . .    5,200       55,646
Matalan PLC . . . . . . . . . .   25,000       71,266
Safeway PLC . . . . . . . . . .   12,000       50,990
Tesco PLC . . . . . . . . . . .   17,000       61,505
Whitbread PLC . . . . . . . . .    5,100       57,059
                                          -----------
                                              296,466
                                          -----------

TELECOMMUNICATIONS (4.3%)
Marconi Corp. PLC (b) . . . . .   94,500       95,903
Vodafone Group PLC. . . . . . .  180,470      352,895
                                          -----------
                                              448,798
                                          -----------

UTILITIES (1.0%)
National Grid Group PLC . . . .   15,000      101,732
                                          -----------
                                            2,714,789
                                          -----------
TOTAL COMMON STOCKS                        10,063,963
                                          -----------

TOTAL INVESTMENTS
(COST $9,267,375) (A) - 96.1%              10,063,963

OTHER ASSETS IN EXCESS
OF LIABILITIES - 3.9%                         406,512
                                          -----------

NET ASSETS - 100.0%                       $10,470,475
                                          -----------
                                          -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing security.
ADR  American Depositary Receipt
GDR  Global  Depositary  Receipt

AT  JUNE  30,  2003,  THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                   UNREALIZED
                  DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY            DATE      VALUE     VALUE    (DEPRECIATION)
---------------------------------------------------------------
SHORT CONTRACTS:
British Pound      7/1/03    $93,884   $93,949        $    (65)
Japanese Yen       7/2/03      1,835    10,797              38
                           ------------------------------------
TOTAL SHORT
CONTRACTS                   $104,719  $104,746        $    (27)
                           ------------------------------------
LONG CONTRACTS:
Euro               7/1/03    $83,884   $84,240        $    356
                           ------------------------------------
TOTAL CONTRACTS                                       $    329
                                                      ---------
                                                      ---------

AT  JUNE  30,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS  WERE  AS  FOLLOWS:

                                                 MARKET
                                                  VALUE       UNREALIZED
NUMBER OF                                      COVERED BY    APPRECIATION
CONTRACTS        CONTRACTS*        EXPIRATION   CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------------------
LONG  CONTRACTS:
8          Nikkei 225 U.S. Future   9/11/03     $363,800        $(952)

*  Cash  pledged  as  collateral.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

---------------------------------------------------------
SECURITY DESCRIPTION                  SHARES     VALUE
---------------------------------------------------------

COMMON STOCKS (85.0%)

AUSTRALIA (1.9%)

BANKING (0.5%)
Australia & New Zealand Banking
Group Ltd. . . . . . . . . . . . . .   30,470  $  380,290
                                               ----------

OIL & GAS (1.4%)
Santos Ltd.. . . . . . . . . . . . .  252,300     998,309
                                               ----------
                                                1,378,599
                                               ----------

BELGIUM (1.1%)

BANKING (1.1%)
Dexia. . . . . . . . . . . . . . . .   61,560     778,324
                                               ----------

BRAZIL (0.6%)

OIL & GAS (0.3%)
Petroleo Brasileiro SA ADR . . . . .    3,250      64,220
Petroleo Brasileiro SA ADR . . . . .   10,900     193,584
                                               ----------
                                                  257,804
                                               ----------

TELECOMMUNICATIONS (0.3%)
Telecomunicacoes Brasileiras SA ADR.    7,011     193,153
                                               ----------
                                                  450,957
                                               ----------

FINLAND (1.8%)

FINANCIAL SERVICES (0.6%)
Sampo Oyj. . . . . . . . . . . . . .   55,650     408,357
                                               ----------

PAPER PRODUCTS (0.6%)
UPM-Kymmene Oyj. . . . . . . . . . .   31,400     458,300
                                               ----------

TELECOMMUNICATIONS (0.6%)
Nokia Oyj ADR. . . . . . . . . . . .   28,346     465,725
                                               ----------
                                                1,332,382
                                               ----------

FRANCE (7.5%)

AIRLINES (0.2%)
Air France . . . . . . . . . . . . .    9,110     117,796
                                               ----------

ALUMINUM (0.9%)
Pechiney SA Class A. . . . . . . . .   18,500     664,102
                                               ----------

AUDIO/VIDEO PRODUCTS (0.9%)
Thomson. . . . . . . . . . . . . . .   44,800     690,921
                                               ----------

BANKING (0.6%)
Banque Nationale de Paris SA . . . .    8,330     423,285
Dexia Strips (b) . . . . . . . . . .   45,100         518
                                               ----------
                                                  423,803
                                               ----------

INSURANCE (0.6%)
Assurances Generales de France . . .   10,678     439,841
                                               ----------

MACHINERY (0.7%)
Schneider Electric SA. . . . . . . .   11,460     538,774
                                               ----------

MEDICAL (1.2%)
Aventis SA . . . . . . . . . . . . .   16,350     899,535
                                               ----------

OIL & GAS (1.7%)
TotalFinaElf SA. . . . . . . . . . .    2,700     408,032
TotalFinaElf SA ADR. . . . . . . . .    9,741     738,368
                                               ----------
                                                1,146,400
                                               ----------

RUBBER - TIRES (0.7%)
Michelin . . . . . . . . . . . . . .   13,053     509,640
                                               ----------
                                                5,430,812
                                               ----------

GERMANY (4.9%)

AIRLINES (0.5%)
Deutsche Lufthansa AG. . . . . . . .   29,310  $  342,303
                                               ----------

AUTOMOTIVE (1.0%)
Volkswagen AG. . . . . . . . . . . .   17,120     719,547
                                               ----------

BANKING (0.6%)
Deutsche Bank AG . . . . . . . . . .    6,500     419,865
                                               ----------

ELECTRIC & GAS (1.3%)
E. ON AG . . . . . . . . . . . . . .   18,672     957,385
                                               ----------

RETAIL (0.8%)
KarstadtQuelle AG. . . . . . . . . .   28,700     606,421
                                               ----------

TRANSPORTATION (0.7%)
Deutsche Post AG . . . . . . . . . .   36,060     525,901
                                               ----------
                                                3,571,422
                                               ----------

GREECE (1.1%)

TELECOMMUNICATIONS (1.1%)
Hellenic Telecommunications
Organization SA. . . . . . . . . . .   65,447     774,107
Hellenic Telecommunications
Organization SA ADR. . . . . . . . .        1           6
                                               ----------
                                                  774,113
                                               ----------

HONG KONG (2.6%)

BANKING (0.5%)
Bank of East Asia Ltd. . . . . . . .  185,830     366,982
                                               ----------

DIVERSIFIED OPERATIONS (0.5%)
Swire Pacific Ltd. Class A . . . . .   82,000     358,572
                                               ----------

REAL ESTATE DEVELOPMENT (0.5%)
Sun Hung Kai Properties Ltd. . . . .   77,000     389,041
                                               ----------

TELECOMMUNICATIONS (0.5%)
China Mobile (Hong Kong) Ltd.. . . .  167,000     394,042
                                               ----------

TRANSPORTATION (0.6%)
MTR Corp. Ltd. . . . . . . . . . . .  347,715     399,076
                                               ----------
                                                1,907,713
                                               ----------

IRELAND (1.2%)

BANKING (1.2%)
Bank of Ireland. . . . . . . . . . .   73,055     881,712
                                               ----------

ITALY (2.6%)

AEROSPACE & DEFENSE (0.9%)
Finmeccanica SpA . . . . . . . . . .  986,640     632,218
                                               ----------

BANKING (1.1%)
Banca Popolare di Bergamo Credito
Varesino SpA . . . . . . . . . . . .   21,000     482,067
Sanpaolo IMI SpA . . . . . . . . . .   36,782     341,710
                                               ----------
                                                  823,777
                                               ----------

OIL & GAS (0.6%)
Eni SpA. . . . . . . . . . . . . . .   29,360     444,034
                                               ----------
                                                1,900,029
                                               ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------

COMMON STOCKS (CONTINUED)

JAPAN (20.2%)

ADVERTISING (0.5%)
Dentsu, Inc. . . . . . . . . . . . . . .      126  $   392,455
                                                   -----------

APPLIANCES (0.9%)
Rinnai Corp. . . . . . . . . . . . . . .   30,900      649,781
                                                   -----------

AUDIO/VIDEO PRODUCTS (0.5%)
Matsushita Electric Industrial Co. Ltd..   38,000      376,281
                                                   -----------

AUTOMOTIVE (2.8%)
Fuji Heavy Industries Ltd. . . . . . . .   72,500      327,254
Honda Motor Co. Ltd. . . . . . . . . . .   19,400      735,123
Toyota Motor Corp. . . . . . . . . . . .   16,500      427,358
Yamaha Motor Co. Ltd.. . . . . . . . . .   75,000      632,729
                                                   -----------
                                                     2,122,464
                                                   -----------

BANKING (0.6%)
The 77 Bank Ltd. . . . . . . . . . . . .  103,000      467,499
                                                   -----------

BUILDING & CONSTRUCTION (0.6%)
Sekisui House Ltd. . . . . . . . . . . .   53,500      405,455
                                                   -----------

CHEMICALS (1.3%)
Shin-Etsu Chemical Co. Ltd.. . . . . . .   17,400      594,129
Sumitomo Bakelite Co. Ltd. . . . . . . .   84,000      350,481
                                                   -----------
                                                       944,610
                                                   -----------

COMPUTERS (0.4%)
TDK Corp.. . . . . . . . . . . . . . . .    6,500      321,008
                                                   -----------

CONVENIENCE STORES (0.4%)
Lawson, Inc. . . . . . . . . . . . . . .   10,900      299,563
                                                   -----------

COSMETICS & TOILETRIES (0.9%)
Kao Corp.. . . . . . . . . . . . . . . .   35,000      651,468
                                                   -----------

DRUGSTORES (0.8%)
Matsumotokiyoshi Co. Ltd.. . . . . . . .   13,300      563,789
                                                   -----------

ELECTRONIC COMPONENTS (1.9%)
Mabuchi Motor Co. Ltd. . . . . . . . . .    6,900      527,520
Minebea Co. Ltd. . . . . . . . . . . . .  115,000      455,882
Murata Manufacturing Co. Ltd.. . . . . .   10,300      404,880
                                                   -----------
                                                     1,388,282
                                                   -----------

ENTERTAINMENT SOFTWARE (0.5%)
Konami Co. Ltd.. . . . . . . . . . . . .   19,200      343,785
                                                   -----------

FINANCIAL SERVICES (2.8%)
Aiful Corp.. . . . . . . . . . . . . . .   11,750      501,020
Credit Saison Co.. . . . . . . . . . . .   63,200    1,036,359
Shohkoh Fund & Co. Ltd.. . . . . . . . .    5,250      485,759
                                                   -----------
                                                     2,023,138
                                                   -----------

MACHINERY (0.3%)
Fuji Machine Manufacturing Co. Ltd.. . .   17,700      204,897
                                                   -----------

OFFICE AUTOMATION EQUIPMENT (0.9%)
Canon, Inc.. . . . . . . . . . . . . . .   15,000      688,320
                                                   -----------

PHARMACEUTICALS (1.8%)
Eisai Co. Ltd. . . . . . . . . . . . . .   27,000      555,403
Takeda Chemical Industries Ltd.. . . . .   19,700      726,804
                                                   -----------
                                                     1,282,207
                                                   -----------

RESTAURANTS (0.6%)
Skylark Co. Ltd. . . . . . . . . . . . .   38,600      458,089
                                                   -----------

TELECOMMUNICATIONS (0.7%)
Nippon Telegraph & Telephone Corp. . . .      128      502,086
                                                   -----------

TRANSPORTATION (1.0%)
Nippon Express Co. Ltd.. . . . . . . . .  188,000      729,611
                                                   -----------
                                                    14,814,788
                                                   -----------

KOREA (1.0%)

STEEL (0.5%)
POSCO ADR. . . . . . . . . . . . . . . .   13,000      340,470
                                                   -----------

UTILITIES (0.5%)
Korea Electric Power Corp. ADR . . . . .   44,700      398,277
                                                   -----------
                                                       738,747
                                                   -----------

LUXEMBOURG (0.7%)

STEEL (0.7%)
Arcelor. . . . . . . . . . . . . . . . .   44,020      512,581
                                                   -----------

MEXICO (0.5%)

TELECOMMUNICATIONS (0.5%)
Telefonos de Mexico SA de CV ADR . . . .   12,616      396,395
                                                   -----------

NETHERLANDS (6.1%)

BANKING (2.1%)
ABN AMRO Holding NV. . . . . . . . . . .   35,547      679,660
Fortis NV. . . . . . . . . . . . . . . .   50,860      876,075
                                                   -----------
                                                     1,555,735
                                                   -----------

CHEMICALS (1.0%)
Akzo Nobel NV. . . . . . . . . . . . . .   27,690      733,894
                                                   -----------

ELECTRONICS (0.7%)
Koninklijke (Royal) Philips
Electronics NV . . . . . . . . . . . . .    3,400       64,657
Koninklijke (Royal) Philips
Electronics NV ADR . . . . . . . . . . .   24,150      461,506
                                                   -----------
                                                       526,163
                                                   -----------

HOME FURNISHING (0.6%)
Hunter Douglas NV. . . . . . . . . . . .   12,721      423,637
                                                   -----------

HUMAN RESOURCES (0.5%)
Vedior NV. . . . . . . . . . . . . . . .   36,763      333,090
                                                   -----------

PRINTING & PUBLISHING (0.9%)
Wolters Kluwer NV. . . . . . . . . . . .   54,869      661,593
                                                   -----------

WHOLESALE DISTRIBUTION (0.3%)
Buhrmann NV. . . . . . . . . . . . . . .   33,848      233,605
                                                   -----------
                                                     4,467,717
                                                   -----------
NEW ZEALAND (0.6%)

TELECOMMUNICATIONS (0.6%)
Telecom Corp. of New Zealand Ltd.. . . .  136,464      418,639
                                                   -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------------
SECURITY DESCRIPTION                   SHARES      VALUE
-----------------------------------------------------------

COMMON STOCKS (CONTINUED)

NORWAY (1.2%)

OIL & GAS (1.2%)
Norsk Hydro ASA . . . . . . . . . . .    9,350  $   459,832
Statoil ASA . . . . . . . . . . . . .   45,390      386,718
                                                -----------
                                                    846,550
                                                -----------

PORTUGAL (1.3%)

TELECOMMUNICATIONS (0.5%)
Portugal Telecom SA . . . . . . . . .   46,548      333,549
                                                -----------

UTILITIES (0.8%)
Electricidade de Portugal SA. . . . .  271,420      579,735
                                                -----------
                                                    913,284
                                                -----------

SINGAPORE (1.9%)

BANKING (1.1%)
DBS Group Holdings Ltd. . . . . . . .  146,100      854,531
                                                -----------

COMPUTER PERIPHERALS (0.3%)
Creative Technology Ltd.. . . . . . .   24,750      198,169
                                                -----------

TELECOMMUNICATIONS (0.5%)
MobileOne Ltd.. . . . . . . . . . . .  444,100      337,930
                                                -----------
                                                  1,390,630
                                                -----------

SPAIN (2.3%)

OIL & GAS (0.9%)
Repsol YPF SA ADR . . . . . . . . . .   40,870      660,868
                                                -----------

UTILITIES (1.4%)
Endesa SA . . . . . . . . . . . . . .   60,246    1,008,695
                                                -----------
                                                  1,669,563
                                                -----------

SWEDEN (1.5%)

AUTO PARTS & EQUIPMENT (0.4%)
Autoliv, Inc. SDR . . . . . . . . . .   10,090      271,631
                                                -----------

BANKING (0.5%)
Nordea AB . . . . . . . . . . . . . .   74,100      357,311
                                                -----------

FINANCIAL SERVICES (0.6%)
Investor AB Class B . . . . . . . . .   58,680      428,833
                                                -----------
                                                  1,057,775
                                                -----------

SWITZERLAND (5.8%)

BANKING (1.2%)
United Bank of Switzerland AG . . . .   15,390      856,105
                                                -----------

CHEMICALS (0.7%)
Clariant AG (b) . . . . . . . . . . .   58,840      538,641
                                                -----------

FOOD & BEVERAGES (1.5%)
Barry Callebaut AG. . . . . . . . . .    1,208      166,768
Nestle SA . . . . . . . . . . . . . .    4,640      957,425
                                                -----------
                                                  1,124,193
                                                -----------

PHARMACEUTICALS (2.4%)
Novartis AG . . . . . . . . . . . . .   25,290    1,000,733
Roche Holding AG. . . . . . . . . . .    8,840      693,404
                                                -----------
                                                  1,694,137
                                                -----------
                                                  4,213,076
                                                -----------

TAIWAN (0.5%)

SEMICONDUCTOR COMPONENTS (0.5%)
United Microelectronics Corp. ADR (b)  101,850      381,938
                                                -----------

UNITED KINGDOM (16.1%)

AEROSPACE & DEFENSE (0.8%)
British Aerospace PLC . . . . . . . .  236,366      555,806
                                                -----------

AUTO PARTS & EQUIPMENT (1.2%)
GKN PLC . . . . . . . . . . . . . . .  228,900      840,426
                                                -----------

BANKING (1.3%)
Barclays PLC. . . . . . . . . . . . .  128,732      955,922
                                                -----------

CHEMICALS (1.1%)
BOC Group PLC . . . . . . . . . . . .   61,703      791,644
                                                -----------

CONTAINERS - METAL/GLASS (0.2%)
Rexam PLC . . . . . . . . . . . . . .   19,900      125,113
                                                -----------

FOOD & BEVERAGES (4.0%)
Allied Domecq PLC . . . . . . . . . .  194,400    1,071,436
Cadbury Schweppes PLC . . . . . . . .  173,168    1,022,996
Sainsbury (J) PLC . . . . . . . . . .  200,816      841,696
                                                -----------
                                                  2,936,128
                                                -----------

INDUSTRIAL GOODS & SERVICES (0.9%)
Bunzl PLC . . . . . . . . . . . . . .   97,982      686,757
                                                -----------

INSURANCE (0.5%)
Old Mutual PLC. . . . . . . . . . . .  275,400      397,645
                                                -----------

MINING (0.9%)
Rio Tinto PLC . . . . . . . . . . . .   35,270      663,489
                                                -----------

OIL & GAS (2.2%)
Centrica PLC. . . . . . . . . . . . .  178,300      517,095
Shell Transportation &
Trading Co. PLC . . . . . . . . . . .  167,517    1,105,712
                                                -----------
                                                  1,622,807
                                                -----------

PHARMACEUTICALS (1.4%)
GlaxoSmithKline PLC . . . . . . . . .   51,520    1,039,742
                                                -----------

RETAIL (0.1%)
Marks & Spencer Group PLC . . . . . .   11,000       57,314
                                                -----------

TELECOMMUNICATIONS (0.7%)
BT Group PLC. . . . . . . . . . . . .  141,700      476,421
                                                -----------

UTILITIES (0.8%)
Scottish & Southern Energy PLC. . . .   55,510      571,583
                                                -----------
                                                 11,720,797
                                                -----------
TOTAL COMMON STOCKS                              61,948,543
                                                -----------

TOTAL INVESTMENTS
(COST $64,940,053) (A) - 85.0%                   61,948,543

OTHER ASSETS IN
EXCESS OF LIABILITIES - 15.0%                    10,893,677
                                                -----------

NET ASSETS - 100.0%                             $72,842,220
                                                -----------
                                                -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing security.
ADR  American Depositary Receipt
SDR  Swedish  Depositary  Receipt

AT  JUNE  30,  2003,  THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                  UNREALIZED
                 DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY           DATE      VALUE     VALUE    (DEPRECIATION)
--------------------------------------------------------------
LONG CONTRACTS:
British Pound .    7/1/03  $ 288,859  $288,763  $         (96)

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
              GARTMORE  GVIT  INVESTOR  DESTINATIONS  AGGRESSIVE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

--------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES       VALUE
--------------------------------------------------------------

MUTUAL FUNDS (100.0%)

EQUITY FUNDS (95.0%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .  2,091,407  $12,025,592
Nationwide Mid Cap Market
Index Fund, Institutional Class*. . .    576,631    6,025,793
Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .  1,438,153   12,080,485
Nationwide Small Cap Index Fund,
Institutional Class*. . . . . . . . .    460,253    4,036,416
One Group Equity Index Fund,
Institutional Class . . . . . . . . .    180,685    4,022,041
                                                  ------------
                                                   38,190,327
                                                  ------------

FIXED INCOME FUNDS (5.0%)
Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .    179,556    2,021,799
                                                  ------------
TOTAL MUTUAL FUNDS                                 40,212,126
                                                  ------------

TOTAL INVESTMENTS
(COST $37,129,709) (A) - 100.0%                    40,212,126

LIABILITIES IN EXCESS
OF OTHER ASSETS - 0.0%                                 (3,754)
                                                  ------------

NET ASSETS - 100.0%                               $40,208,372
                                                  ------------
                                                  ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
         GARTMORE  GVIT  INVESTOR  DESTINATIONS  MODERATELY  AGGRESSIVE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

---------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES       VALUE
---------------------------------------------------------------

MUTUAL FUNDS (97.5%)

EQUITY FUNDS (79.9%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .   6,107,584  $ 35,118,610
Nationwide Mid Cap Market
Index Fund, Institutional Class*. . . 2,020,738 21,116,711 Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .   4,199,871    35,278,916
Nationwide Small Cap Index Fund,
Institutional Class*. . . . . . . . .     806,452     7,072,583
One Group Equity Index Fund,
Institutional Class . . . . . . . . .     633,126    14,093,383
                                                   ------------
                                                    112,680,203
                                                   ------------

FIXED INCOME FUNDS (17.6%)
Gartmore Morley Enhanced
Income Fund, Institutional Class* . . 376,602 3,540,057 Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .   1,887,700    21,255,503
                                                   ------------
                                                     24,795,560
                                                   ------------
TOTAL MUTUAL FUNDS                                  137,475,763
                                                   ------------

---------------------------------------------------------------
SECURITY DESCRIPTION                   PRINCIPAL   VALUE
---------------------------------------------------------------

FIXED CONTRACT (2.5%)
Nationwide Fixed Contract,
3.80%* (b). . . . . . . . . . . . . .  $3,537,290  $  3,537,290
                                                   ------------
TOTAL FIXED CONTRACT                                  3,537,290
                                                   ------------

TOTAL INVESTMENTS
(COST $132,564,313) (A) - 100.0%                    141,013,053

OTHER ASSETS IN
EXCESS OF LIABILITIES - 0.0%                             43,177
                                                   ------------

NET ASSETS - 100.0%                                $141,056,230
                                                   ------------
                                                   ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                GARTMORE  GVIT  INVESTOR  DESTINATIONS  MODERATE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

----------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES        VALUE
----------------------------------------------------------------

MUTUAL FUNDS (92.4%)

EQUITY FUNDS (59.8%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .    8,209,854  $ 47,206,659
Nationwide Mid Cap Market Index
Fund, Institutional Class*. . . . . .    3,018,099    31,539,130
Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .   11,290,986    94,844,287
Nationwide Small Cap Index Fund,
Institutional Class*. . . . . . . . .    1,806,729    15,845,018
                                                    ------------
                                                     189,435,094
                                                    ------------

FIXED INCOME FUNDS (32.6%)
Gartmore Morley Enhanced Income
Fund, Institutional Class*. . . . . .    2,531,153    23,792,838
Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .    7,048,495    79,366,058
                                                    ------------
                                                     103,158,896
                                                    ------------
TOTAL MUTUAL FUNDS                                   292,593,990
                                                    ------------

----------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . . .  PRINCIPAL    VALUE
----------------------------------------------------------------

FIXED CONTRACT (7.5%)
Nationwide Fixed Contract,
3.80%* (b). . . . . . . . . . . . . .  $23,774,408  $ 23,774,408
                                                    ------------
TOTAL FIXED CONTRACT                                  23,774,408
                                                    ------------

TOTAL INVESTMENTS
(COST $299,466,355) (A) - 99.9%                      316,368,398

OTHER ASSETS IN
EXCESS OF LIABILITIES - 0.1%                             160,110
                                                    ------------

NET ASSETS - 100.0%                                 $316,528,508
                                                    ------------
                                                    ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
        GARTMORE  GVIT  INVESTOR  DESTINATIONS  MODERATELY  CONSERVATIVE  FUND
              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

----------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES        VALUE
----------------------------------------------------------------

MUTUAL FUNDS (87.4%)

EQUITY FUNDS (39.8%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .    3,056,378  $ 17,574,173
Nationwide Mid Cap Market
Index Fund, Institutional Class*. . . 1,685,374 17,612,160 Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .    4,203,427    35,308,788
                                                    ------------
                                                      70,495,121
                                                    ------------

FIXED INCOME FUNDS (47.6%)
Gartmore Morley Enhanced
Income Fund, Institutional Class* . . 2,355,755 22,144,093 Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .    5,510,454    62,047,707
                                                    ------------
                                                      84,191,800
                                                    ------------
TOTAL MUTUAL FUNDS                                   154,686,921
                                                    ------------

----------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . . .  PRINCIPAL    VALUE
----------------------------------------------------------------

FIXED CONTRACT (12.5%)
Nationwide Fixed Contract,
3.80%* (b). . . . . . . . . . . . . .  $22,127,080  $ 22,127,080
                                                    ------------
TOTAL FIXED CONTRACT                                  22,127,080
                                                    ------------

TOTAL INVESTMENTS
(COST $169,351,250) (A) - 99.9%                      176,814,001

OTHER ASSETS IN
EXCESS OF LIABILITIES - 0.1%                             171,914
                                                    ------------

NET ASSETS - 100.0%                                 $176,985,915
                                                    ------------
                                                    ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
              GARTMORE  GVIT  INVESTOR  DESTINATIONS  CONSERVATIVE  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

----------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES        VALUE
----------------------------------------------------------------

MUTUAL FUNDS (79.9%)

EQUITY FUNDS (19.9%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .    1,281,795  $  7,370,323
Nationwide Mid Cap Market
Index Fund, Institutional Class*. . . 706,819 7,386,254 Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .    1,762,849    14,807,933
                                                    ------------
                                                      29,564,510
                                                    ------------

FIXED INCOME FUNDS (55.0%)
Gartmore Morley Enhanced
Income Fund, Institutional Class* . . 3,161,489 29,717,995 Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .    4,621,990    52,043,605
                                                    ------------
                                                      81,761,600
                                                    ------------

MONEY MARKET FUND (5.0%)
Gartmore Money Market Fund,
Institutional Class*. . . . . . . . .    7,421,595     7,421,595
                                                    ------------
TOTAL MUTUAL FUNDS                                   118,747,705
                                                    ------------

----------------------------------------------------------------
SECURITY DESCRIPTION                   PRINCIPAL    VALUE
----------------------------------------------------------------

FIXED CONTRACT (20.0%)
Nationwide Fixed Contract,
3.80%* (b). . . . . . . . . . . . . .  $29,695,372  $ 29,695,372
                                                    ------------
TOTAL FIXED CONTRACT                                  29,695,372
                                                    ------------

TOTAL INVESTMENTS
(COST $144,459,250) (A) - 99.9%                      148,443,077

OTHER ASSETS IN
EXCESS OF LIABILITIES - 0.1%                             180,202
                                                    ------------

NET ASSETS - 100.0%                                 $148,623,279
                                                    ------------
                                                    ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                     GARTMORE  GVIT  U.S.  GROWTH  LEADERS  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

----------------------------------------------------------
SECURITY DESCRIPTION                  SHARES      VALUE
----------------------------------------------------------

COMMON STOCKS (95.0%)

BIOTECHNOLOGY (3.5%)
Amgen, Inc. (b). . . . . . . . . . .   18,000  $ 1,195,920
                                               -----------

COMMUNICATIONS EQUIPMENT (3.2%)
Corning, Inc. (b). . . . . . . . . .  148,400    1,096,676
                                               -----------

COMPUTER EQUIPMENT (3.7%)
Dell Computer Corp. (b). . . . . . .   40,000    1,278,400
                                               -----------

COMPUTER NETWORKS (4.2%)
Foundry Networks, Inc. (b) . . . . .  100,000    1,440,000
                                               -----------

COMPUTER SERVICES (5.3%)
InterActive Corp. (b). . . . . . . .   45,900    1,816,263
                                               -----------

COMPUTER SOFTWARE & SERVICES (12.8%)
Amdocs Ltd. (b). . . . . . . . . . .    3,000    1,272,000
Ask Jeeves, Inc. (b) . . . . . . . .  112,000    1,540,000
VERITAS Software Corp. (b) . . . . .   55,700    1,596,919
                                               -----------
                                                 4,408,919
                                               -----------

CONSUMER PRODUCTS (3.9%)
Procter & Gamble Co. (The) . . . . .   15,200    1,355,536
                                               -----------

DRUGS (6.8%)
Mylan Laboratories, Inc. . . . . . .   33,400    1,161,318
Pfizer, Inc. . . . . . . . . . . . .   34,400    1,174,760
                                               -----------
                                                 2,336,078
                                               -----------

FINANCIAL SERVICES (7.3%)
Citigroup, Inc.. . . . . . . . . . .   32,000    1,369,600
Morgan Stanley . . . . . . . . . . .   27,000    1,154,250
                                               -----------
                                                 2,523,850
                                               -----------

HEALTHCARE (7.6%)
Anthem, Inc. (b) . . . . . . . . . .   20,800    1,604,720
Boston Scientific Corp. (b). . . . .   16,600    1,014,260
                                               -----------
                                                 2,618,980
                                               -----------

HOTELS & CASINOS (3.8%)
MGM Mirage (b) . . . . . . . . . . .   37,900    1,295,422
                                               -----------

MEDIA (3.6%)
AOL Time Warner, Inc. (b). . . . . .   77,000    1,238,930
                                               -----------

OIL & GAS (3.2%)
Patterson-UTI Energy, Inc. (b) . . .   34,400    1,114,560
                                               -----------

PHARMACEUTICALS (4.0%)
McKesson Corp. . . . . . . . . . . .   39,000    1,393,860
                                               -----------

RETAIL (6.9%)
Lowe's Companies, Inc. . . . . . . .   27,000    1,159,650
Target Corp. . . . . . . . . . . . .   31,900    1,207,096
                                               -----------
                                                 2,366,746
                                               -----------

SEMICONDUCTORS (15.2%)
Applied Materials, Inc. (b). . . . .   67,000    1,062,620
Emulex Corp. (b) . . . . . . . . . .   61,000    1,388,970
Integrated Circuit Systems, Inc. (b)   39,400    1,238,342
Marvell Technology Group Ltd. (b). .   45,100    1,550,087
                                               -----------
                                                 5,240,019
                                               -----------
TOTAL COMMON STOCKS                             32,720,159
                                               -----------

TOTAL INVESTMENTS
(COST $31,454,917) (A) - 95.0%                  32,720,159

OTHER ASSETS IN
EXCESS OF LIABILITIES - 5.0%                     1,723,407
                                               -----------

NET ASSETS - 100.0%                            $34,443,566
                                               -----------
                                               -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  GLOBAL  UTILITIES  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

---------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
---------------------------------------------------------------

COMMON STOCKS (94.6%)

FINLAND (1.7%)
OIL & GAS UTILITY (1.7%)
Fortum Oyj. . . . . . . . . . . . . . .      13,971  $  111,984
                                                     ----------

FRANCE (4.5%)

TELECOMMUNICATIONS (1.9%)
France Telecom SA . . . . . . . . . . .       5,000     122,644
                                                     ----------

WATER UTILITY (2.6%)
Suez SA . . . . . . . . . . . . . . . .       9,000     143,245
Veolia Environment. . . . . . . . . . .       1,272      26,147
                                                     ----------
                                                        169,392
                                                     ----------
                                                        292,036
                                                     ----------

GERMANY (9.3%)

GAS & ELECTRIC UTILITY (5.6%)
E. ON AG. . . . . . . . . . . . . . . .       4,161     213,350
RWE AG. . . . . . . . . . . . . . . . .       5,000     151,008
                                                     ----------
                                                        364,358
                                                     ----------

TELECOMMUNICATIONS (3.7%)
Deutsche Telekom AG . . . . . . . . . .      15,687     238,868
                                                     ----------
                                                        603,226
                                                     ----------

ITALY (1.3%)

ELECTRIC UTILITY (1.3%)
Enel SpA. . . . . . . . . . . . . . . .      14,000      87,298
                                                     ----------

JAPAN (10.0%)

ELECTRIC UTILITY (4.8%)
Chubu Electric Power Co., Inc.. . . . .       5,500     100,312
Kansai Electric Power Co., Inc. . . . .       6,000      94,641
Tokyo Electric Power Co., Inc.. . . . .       6,000     114,678
                                                     ----------
                                                        309,631
                                                     ----------

TELECOMMUNICATIONS (5.2%)
Nippon Telegraph & Telephone Corp.. . .          46     180,437
NTT DoCoMo, Inc.. . . . . . . . . . . .          75     162,399
                                                     ----------
                                                        342,836
                                                     ----------
                                                        652,467
                                                     ----------

NETHERLANDS (1.1%)

TELECOMMUNICATIONS (1.1%)
Koninklijke KPN NV (b). . . . . . . . .       9,990      70,782
                                                     ----------

PORTUGAL (2.0%)

ELECTRIC UTILITY (0.7%)
Electricidade de Portugal SA. . . . . .      20,000      42,719
                                                     ----------

TELECOMMUNICATIONS (1.3%)
Portugal Telecom SA . . . . . . . . . .      12,000      85,988
                                                     ----------
                                                        128,707
                                                     ----------

RUSSIA (1.3%)

ELECTRIC UTILITY (1.3%)
RAO Unified Energy Systems GDR. . . . .       3,205      84,580
                                                     ----------

SPAIN (7.5%)

ELECTRIC UTILITY (2.9%)
Endesa SA . . . . . . . . . . . . . . .       6,000     100,457
Iberdrola SA. . . . . . . . . . . . . .       5,000      86,586
                                                     ----------
                                                        187,043
                                                     ----------

TELECOMMUNICATIONS (4.6%)
Telefonica SA (b) . . . . . . . . . . .      26,000     301,856
                                                     ----------
                                                        488,899
                                                     ----------

UNITED KINGDOM (17.4%)

ELECTRIC UTILITY (2.1%)
National Grid Group PLC . . . . . . . .      20,000     135,642
                                                     ----------

GAS UTILITY (1.6%)
Centrica PLC. . . . . . . . . . . . . .      35,000     101,505
                                                     ----------

TELECOMMUNICATIONS (12.2%)
BT Group PLC. . . . . . . . . . . . . .      45,567     153,204
Vodafone Group PLC. . . . . . . . . . .     331,354     647,939
                                                     ----------
                                                        801,143
                                                     ----------

WATER UTILITY (1.5%)
AWG PLC - Special Redeemable
Shares (b). . . . . . . . . . . . . . .  10,000,000      16,502
AWG PLC (b) . . . . . . . . . . . . . .       8,040      74,296
AWG PLC - Redeemable Shares (b) . . . .   3,240,000       5,079
                                                     ----------
                                                         95,877
                                                     ----------
                                                      1,134,167
                                                     ----------

UNITED STATES (38.5%)

ELECTRIC UTILITY (10.8%)
American Electric Power Co., Inc. . . .       3,688     110,013
Calpine Corp. (b) . . . . . . . . . . .       9,093      60,014
Dominion Resources, Inc.. . . . . . . .       3,000     192,810
Duke Energy Corp. . . . . . . . . . . .       4,656      92,887
FPL Group, Inc. . . . . . . . . . . . .       2,500     167,125
Southern Co. (The). . . . . . . . . . .       2,500      77,900
                                                     ----------
                                                        700,749
                                                     ----------

GAS & ELECTRIC UTILITY (2.0%)
Exelon Corp.. . . . . . . . . . . . . .       1,091      65,253
TXU Corp. . . . . . . . . . . . . . . .       2,950      66,227
                                                     ----------
                                                        131,480
                                                     ----------

TELECOMMUNICATIONS (24.6%)
ALLTEL Corp.. . . . . . . . . . . . . .       2,515     121,273
AT&T Corp. Class A. . . . . . . . . . .       5,417     104,277
Comcast Corp. Class A (b) . . . . . . .       3,000      90,540
Nextel Communications, Inc. Class A (b)       3,718      67,221
SBC Communications, Inc.. . . . . . . .      21,399     546,745
Sprint Corp. (PCS Group) (b). . . . . .      27,300     156,975
Verizon Communications, Inc.. . . . . .      12,936     510,326
                                                     ----------
                                                      1,597,357
                                                     ----------

WATER UTILITY (1.1%)
Philadelphia Suburban Corp. . . . . . .       3,070      74,847
                                                     ----------
                                                      2,504,433
                                                     ----------
TOTAL COMMON STOCKS                                   6,158,579
                                                     ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  GLOBAL  UTILITIES  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-------------------------------------------------
SECURITY DESCRIPTION           SHARES    VALUE
-------------------------------------------------

TOTAL INVESTMENTS
(COST $5,555,986) (A) - 94.6%          $6,158,579

OTHER ASSETS IN
EXCESS OF LIABILITIES - 5.4%              352,134
                                       ----------

NET ASSETS - 100.0%                    $6,510,713
                                       ----------
                                       ----------

(a) See notes to financial statements unrealized appreciation (depreciation) of securities.
(b)  Denotes  a non-income producing security.
GDR  Global  Depositary  Receipt
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                  GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

----------------------------------------------------------
SECURITY DESCRIPTION                  SHARES      VALUE
----------------------------------------------------------

COMMON STOCKS (95.9%)

BELGIUM (1.4%)

FINANCIAL SERVICES (1.4%)
Fortis. . . . . . . . . . . . . . .      7,310  $  125,917
                                                ----------

GERMANY (0.5%)

BANKING (0.5%)
Aareal Bank AG. . . . . . . . . . .      2,000      41,341
                                                ----------

INDIA (5.1%)

BANKING (5.1%)

State Bank of India GDR . . . . . .     21,780     444,748
                                                ----------

INDONESIA (1.7%)

BANKING (1.7%)
PT Bank Mandiri (b) . . . . . . . .  1,800,000     147,273
                                                ----------

IRELAND (4.0%)

BANKING (4.0%)
Depfa Bank PLC. . . . . . . . . . .      4,540     348,262
                                                ----------

ITALY (1.0%)

BANKING (1.0%)
UniCredito Italiano SpA . . . . . .     18,050      86,020
                                                ----------

JAPAN (4.4%)

FINANCIAL SERVICES (4.4%)
ACOM Co. Ltd. . . . . . . . . . . .     10,690     386,380
                                                ----------

KOREA (6.0%)

BANKING (6.0%)
Kookmin Bank ADR. . . . . . . . . .     17,250     521,813
                                                ----------

NETHERLANDS (1.6%)

FINANCIAL SERVICES (1.6%)
Euronext NV . . . . . . . . . . . .      5,690     141,071
                                                ----------

SINGAPORE (2.0%)

BANKING (2.0%)
DBS Group Holdings Ltd. . . . . . .     30,000     175,468
                                                ----------

UNITED KINGDOM (7.0%)

BANKING (7.0%)
HSBC Holdings PLC . . . . . . . . .     36,480     431,014
Royal Bank of Scotland Group PLC. .      6,510     182,622
                                                ----------
                                                   613,636
                                                ----------

UNITED STATES (61.2%)

BANKING (21.7%)
Bank of America Corp. . . . . . . .      5,190     410,166
Charter One Financial, Inc. . . . .      6,930     216,077
City National Corp. . . . . . . . .      2,880     128,333
Commerce Bancorp, Inc.. . . . . . .      5,510     204,421
North Fork Bancorporation Inc.. . .      8,960     305,178
PNC Financial Services Group. . . .      1,826      89,127
U.S. Bancorp. . . . . . . . . . . .      3,210      78,645
UnionBanCal Corp. . . . . . . . . .      3,610     149,346
Wells Fargo & Co. . . . . . . . . .      6,090     306,936
                                                ----------
                                                 1,888,229
                                                ----------

FINANCIAL SERVICES (23.8%)
American Capital Strategies Ltd.. .     12,500     311,750
American Express Co.. . . . . . . .      2,940     122,921
Capital One Financial Corp. . . . .      1,650      81,147
Citigroup, Inc. . . . . . . . . . .      9,930     425,004
Fannie Mae. . . . . . . . . . . . .      5,900     397,896
Freddie Mac . . . . . . . . . . . .      7,120     361,482
Morgan Stanley. . . . . . . . . . .      4,620     197,505
Washington Mutual, Inc. . . . . . .      4,120     170,156
                                                ----------
                                                 2,067,861
                                                ----------

INSURANCE (15.7%)
American International Group, Inc..      2,808     154,945
EverestRe Group Ltd.. . . . . . . .      3,330     254,745
PartnerRe Ltd.. . . . . . . . . . .      2,530     129,308
Prudential Financial, Inc.. . . . .      6,220     209,303
Radian Group, Inc.. . . . . . . . .      5,810     212,937
RenaissanceRe Holdings Ltd. . . . .      8,920     406,038
                                                ----------
                                                 1,367,276
                                                ----------
                                                 5,323,366
                                                ----------
TOTAL COMMON STOCKS                              8,355,295
                                                ----------

TOTAL INVESTMENTS
(COST $7,671,543) (A) - 95.9%                    8,355,295

OTHER ASSETS IN
EXCESS OF LIABILITIES - 4.1%                       362,195
                                                ----------

NET ASSETS - 100.0%                             $8,717,490
                                                ----------
                                                ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  DEVELOPING  MARKETS  FUND

              STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)

---------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES       VALUE
---------------------------------------------------------------

COMMON STOCKS (103.7%)

ARGENTINA (0.7%)

OIL & GAS (0.7%)
Tenaris SA ADR . . . . . . . . . . . .      25,157  $   641,504
                                                    -----------

BRAZIL (12.3%)

AEROSPACE & DEFENSE (0.7%)
Empresa Brasiliera de Aeronautica
SA ADR . . . . . . . . . . . . . . . .      32,900      628,390
                                                    -----------

BANKING (2.1%)
Banco Bradesco SA ADR. . . . . . . . .      19,000      354,920
Uniao de Bancos Brasileiros SA GDR . .      83,400    1,431,144
                                                    -----------
                                                      1,786,064
                                                    -----------

BEVERAGES (0.8%)
Companhia de Bebidas
das Americas ADR . . . . . . . . . . .      32,100      653,235
                                                    -----------

ELECTRIC UTILITY (1.0%)
Centrais Eletricas Brasileiras SA. . . 63,880,200 492,071 Companhia Energetica de Minas
Gerais . . . . . . . . . . . . . . . .  37,000,000      340,467
Companhia Energetica de Minas
Gerais ADR . . . . . . . . . . . . . .       3,300       30,459
                                                    -----------
                                                        862,997
                                                    -----------

MINING (0.9%)
Companhia Vale do Rio Doce Class A . .      28,600      782,537
                                                    -----------

OIL & GAS (1.9%)
Petroleo Brasileiro SA . . . . . . . .      86,400    1,677,407
                                                    -----------

PAPER PRODUCTS (0.7%)
Votorantim Celulose ADR. . . . . . . .      33,400      645,956
                                                    -----------

STEEL (1.0%)
Gerdau SA ADR. . . . . . . . . . . . .      75,790      890,533
                                                    -----------

TELECOMMUNICATIONS (3.2%)
Tele Norte Leste Participacoes SA ADR.      68,500      800,080
Telemar Norte Leste SA . . . . . . . .  54,300,000      744,567
Telesp Celular Participacoes SA ADR. .     298,610    1,164,579
                                                    -----------
                                                      2,709,226
                                                    -----------
                                                     10,636,345
                                                    -----------

CHINA (3.8%)

METALS (0.8%)
Aluminum Corp. Of China Ltd. . . . . .   2,990,000      667,158
                                                    -----------

OIL & GAS (1.9%)
CNOOC Ltd. . . . . . . . . . . . . . .     940,500    1,386,964
Sinopec Shanghai Petrochemical
Co. Ltd. . . . . . . . . . . . . . . .   1,204,000      234,681
                                                    -----------
                                                      1,621,645
                                                    -----------

STEEL (0.4%)
Angang New Steel Co. Ltd.. . . . . . .   1,704,000      378,028
                                                    -----------
TRANSPORTATION (0.7%)
China Shipping Development Co. Ltd.. .   1,688,000      600,681
                                                    -----------
                                                      3,267,512
                                                    -----------

-------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES      VALUE
-------------------------------------------------------------

COMMON STOCKS (CONTINUED)

CZECHOSLOVAKIA (0.7%)

TELECOMMUNICATIONS (0.7%)
Cesky Telecom SA. . . . . . . . . . .      57,800  $  593,662
                                                   ----------

HONG KONG (4.6%)

AUTOMOBILE (1.1%)
Denway Motors Ltd.. . . . . . . . . .   2,096,000     947,456
                                                   ----------

BEVERAGES (0.7%)
Harbin Brewery Group Ltd. (b) . . . .   1,778,000     592,807
                                                   ----------

ELECTRIC UTILITY (0.7%)
Huaneng Power International, Inc. . .     514,000     586,626
                                                   ----------

OIL & GAS (0.9%)
China Petroleum and Chemical Corp.. .   3,398,000     814,842
                                                   ----------

TELECOMMUNICATIONS (1.0%)
China Mobile Ltd. . . . . . . . . . .     360,000     849,433
                                                   ----------

TRANSPORTATION (0.2%)
China Merchants Holdings
International Co. Ltd.. . . . . . . .     204,000     181,812
                                                   ----------
                                                    3,972,976
                                                   ----------

HUNGARY (1.4%)

PHARMACEUTICALS (1.4%)
Gedeon Richter GDR (b). . . . . . . .      17,000   1,207,000
                                                   ----------

INDIA (2.7%)

FINANCIAL SERVICES (1.0%)
ICICI Bank Ltd. ADR (b) . . . . . . .     123,447     897,460
                                                   ----------

PHARMACEUTICALS (1.5%)
Ranbaxy Laboratories Ltd. GDR . . . .      65,200   1,260,316
                                                   ----------

SOFTWARE & COMPUTER SERVICES (0.2%)
Infosys Technologies Ltd. ADR . . . .       3,300     177,045
                                                   ----------
                                                    2,334,821
                                                   ----------

INDONESIA (2.8%)

AUTOMOBILE (0.2%)
PT Astra International, Inc. (b). . .     304,000     131,733
                                                   ----------

BANKING (1.4%)
PT Bank Mandiri (b) . . . . . . . . .   1,775,000     145,227
PT Bank Pan Indonesia (b) . . . . . .  29,327,500   1,102,004
                                                   ----------
                                                    1,247,231
                                                   ----------

TELECOMMUNICATIONS (1.2%)
PT Telekomunikasi Indonesia . . . . .   1,774,000     994,515
                                                   ----------
                                                    2,373,479
                                                   ----------

ISRAEL (3.6%)

COMPUTER HARDWARE (0.9%)
M-Systems Flash Disk Pioneer Ltd. (b)      70,200     781,326
                                                   ----------

INTERNET SECURITY (1.4%)
Check Point Software Technologies
Ltd. (b). . . . . . . . . . . . . . .      60,250   1,177,887
                                                   ----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  DEVELOPING  MARKETS  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------------
SECURITY DESCRIPTION                   SHARES      VALUE
-----------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISRAEL (CONTINUED)

PHARMACEUTICALS (1.3%)
Agis Industries Ltd.. . . . . . . . .    8,600  $   179,598
Teva Pharmaceutical Industries
Ltd. ADR. . . . . . . . . . . . . . .   16,500      939,345
                                                -----------
                                                  1,118,943
                                                -----------
                                                  3,078,156
                                                -----------

KOREA (20.7%)

AUTOMOBILE (1.3%)
Hyundai Motor Co. Ltd.. . . . . . . .   32,600      862,419
Ssangyong Motor Co. (b) . . . . . . .   53,760      292,541
                                                -----------
                                                  1,154,960
                                                -----------

BANKING (2.9%)
Hana Bank . . . . . . . . . . . . . .   51,500      489,347
Shinhan Financial Group Co. Ltd.. . .  111,810    1,165,370
Shinhan Financial Group Co. Ltd. GDR.   34,600      720,718
                                                -----------
                                                  2,375,435
                                                -----------

CHEMICALS (1.7%)
Honam Petrochemical Corp. . . . . . .   17,300      508,355
Hyosung Corp. . . . . . . . . . . . .   37,600      406,061
LG Petrochemical Co. Ltd. . . . . . .   31,600      559,515
                                                -----------
                                                  1,473,931
                                                -----------

COMPUTER HARDWARE (0.4%)
Kortek Corp.. . . . . . . . . . . . .   70,500      380,682
                                                -----------

CONSTRUCTION (0.5%)
Daelim Industrial Co. Ltd.. . . . . .   23,500      409,209
                                                -----------

ELECTRONICS (8.1%)
LG Electronics, Inc.. . . . . . . . .   25,150    1,048,530
Samsung Electronics . . . . . . . . .   19,806    5,886,253
                                                -----------
                                                  6,934,783
                                                -----------

SHIPBUILDING (0.6%)
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (b). . . . . . .   41,900      354,282
Samsung Heavy Industries Co. Ltd. . .   33,700      135,139
                                                -----------
                                                    489,421
                                                -----------

STEEL (1.9%)
Dongkuk Steel Mill Co. Ltd. . . . . .  109,800      480,748
Pohang Iron & Steel Co. . . . . . . .   11,490    1,192,767
                                                -----------
                                                  1,673,515
                                                -----------

TELECOMMUNICATIONS (1.7%)
KT Corp.. . . . . . . . . . . . . . .   14,300      559,071
SK Telecom Co. Ltd. . . . . . . . . .    5,400      922,227
                                                -----------
                                                  1,481,298
                                                -----------

TRANSPORTATION (1.6%)
Hanjin Shipping Co. Ltd.. . . . . . .  106,600      876,360
Korean Air Co. Ltd. . . . . . . . . .   45,400      520,703
                                                -----------
                                                  1,397,063
                                                -----------
                                                 17,770,297
                                                -----------

MALAYSIA (2.4%)

BANKING (1.0%)
Malayan Banking Berhad. . . . . . . .  382,200      864,979
                                                -----------

OIL & GAS (0.9%)
Petronas Dagangan Berhad. . . . . . .  478,000      773,605
                                                -----------

TELECOMMUNICATIONS (0.5%)
Maxis Communications Berhad . . . . .  282,400      423,600
                                                -----------
                                                  2,062,184
                                                -----------

MEXICO (10.7%)

BUILDING PRODUCTS (0.8%)
Cemex SA de CV ADR. . . . . . . . . .   31,340      698,564
                                                -----------

CABLE TELEVISION/PROGRAMMING (1.8%)
TV Azteca SA de CV ADR. . . . . . . .  243,300    1,581,450
                                                -----------

CONSTRUCTION (1.0%)
Consorcio ARA SA de CV (b). . . . . .  418,200      832,468
                                                -----------

DIVERSIFIED (1.1%)
Alfa SA Class A . . . . . . . . . . .  276,500      555,706
Grupo IMSA SA de CV ADR . . . . . . .   30,200      389,580
                                                -----------
                                                    945,286
                                                -----------

FINANCIAL SERVICES (2.1%)
Grupo Financiero Banorte SA de CV . .  629,500    1,781,490
                                                -----------

MINING (0.9%)
Grupo Mexico SA Class B (b) . . . . .  502,500      771,297
                                                -----------

RETAIL (1.4%)
Grupo Elektra SA de CV ADR. . . . . .   36,300      446,127
Organizacion Soriana SA de Cv (b) . .  366,100      765,635
                                                -----------
                                                  1,211,762
                                                -----------

TELECOMMUNICATIONS (1.6%)
America Movil SA de CV ADR. . . . . .   29,000      543,750
Telefonos de Mexico ADR . . . . . . .   27,700      870,334
                                                -----------
                                                  1,414,084
                                                -----------
                                                  9,236,401
                                                -----------

POLAND (0.6%)

PETROLEUM (0.6%)
Polski Koncern Naftowy Orlen SA GDR .   49,800      485,052
                                                -----------

RUSSIA (8.7%)

ELECTRIC UTILITY (0.6%)
RAO Unified Energy System GDR . . . .   21,200      559,468
                                                -----------

MINING (0.6%)
JSC MMC Norilsk Nickel ADR. . . . . .   15,300      530,145
                                                -----------

OIL & GAS (7.3%)
OAO Gazprom ADR . . . . . . . . . . .  112,500    2,107,125
Surgutneftegaz ADR. . . . . . . . . .  138,000    2,867,640
YUKOS ADR . . . . . . . . . . . . . .   23,525    1,310,343
                                                -----------
                                                  6,285,108
                                                -----------

TELECOMMUNICATIONS (0.2%)
Rostelekom Sponsored ADR. . . . . . .   14,100      145,935
                                                -----------
                                                  7,520,656
                                                -----------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  DEVELOPING  MARKETS  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

-----------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES        VALUE
-----------------------------------------------------------------

COMMON STOCKS (CONTINUED)

SOUTH AFRICA (9.1%)

BANKING (1.2%)
ABSA Group Ltd. . . . . . . . . . . .       152,000  $   711,222
Nedcor Ltd. . . . . . . . . . . . . .        28,600      340,839
                                                     ------------
                                                       1,052,061
                                                     ------------

COMPUTER SERVICES (0.5%)
Dimension Date Holdings PLC (b) . . .     1,253,200      442,208
                                                     ------------

DIVERSIFIED (0.4%)
Nampak Ltd. . . . . . . . . . . . . .       188,700      305,287
                                                     ------------

INSURANCE (0.6%)
Old Mutual PLC. . . . . . . . . . . .       356,000      523,808
                                                     ------------

MINING (5.8%)
Anglo American PLC. . . . . . . . . .       104,489    1,612,414
AngloGold Ltd.. . . . . . . . . . . .        25,900      817,350
Gold Fields Ltd.. . . . . . . . . . .        73,900      881,388
Impala Platinum Holdings Ltd. . . . .        23,220    1,378,977
Kumba Resources Ltd.. . . . . . . . .        84,000      336,671
                                                     ------------
                                                       5,026,800
                                                     ------------

OIL & GAS (0.6%)
Sasol Ltd.. . . . . . . . . . . . . .        45,600      507,308
                                                     ------------
                                                       7,857,472
                                                     ------------

TAIWAN (12.4%)

AUDIO/VIDEO PRODUCTS (0.2%)
Action Electronics Co. Ltd. . . . . .       167,000      167,434
                                                     ------------

BANKING (0.5%)
Mega Financial Holding Co. Ltd. (b) .       993,000      467,665
                                                     ------------

CHEMICALS (0.9%)
Formosa Plastic Corp. . . . . . . . .       464,000      646,195
Nan Ya Plastic Corp.. . . . . . . . .       144,000      156,024
                                                     ------------
                                                         802,219
                                                     ------------

COMPUTER HARDWARE (1.4%)
Advantech Co. Ltd.. . . . . . . . . .       178,000      257,151
Asustek Computer, Inc.. . . . . . . .       360,000      910,142
                                                     ------------
                                                       1,167,293
                                                     ------------

ELECTRICAL & ELECTRONIC (2.0%)
Compal Electronics, Inc.. . . . . . .     1,308,400    1,754,110
                                                     ------------

ELECTRONICS (1.7%)
AU Optronics Corp. (b). . . . . . . .       859,000      595,666
AU Optronics Corp. ADR (b). . . . . .        61,000      422,120
United Microelectronics Corp. ADR (b)       121,000      453,750
                                                     ------------
                                                       1,471,536
                                                     ------------

SEMICONDUCTORS (3.1%)
Advanced Semiconductor Engineering,
Inc. (b). . . . . . . . . . . . . . .       566,000      336,885
Taiwan Semiconductor Manufacturing
Co. Ltd. (b). . . . . . . . . . . . .       933,158    1,536,840
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (b). . . . . . . . . . .        80,000      806,400
                                                     ------------
                                                       2,680,125
                                                     ------------

TELECOMMUNICATIONS (0.4%)
Chunghwa Telecom Co. Ltd. . . . . . .       228,000      335,972
                                                     ------------

TEXTILES (0.8%)
Far Eastern Textile Ltd.. . . . . . .     1,739,000      670,779
                                                     ------------

TRANSPORTATION (1.4%)
Yang Ming Marine Transport (b). . . .     1,768,000    1,174,921
                                                     ------------
                                                      10,692,054
                                                     ------------

THAILAND (4.2%)

BUILDING PRODUCTS (1.0%)
The Siam Cement Public Co. Ltd. (c) .       214,100      855,585
                                                     ------------

ELECTRIC UTILITY (0.2%)
Ratchaburi Electricity Generating
Holding Public Co. Ltd. (c) . . . . .       249,000      162,881
                                                     ------------

FINANCIAL SERVICES (3.0%)
Siam Commercial Bank
Public Co. Ltd. (c) (b) . . . . . . .     3,029,800    2,594,500
                                                     ------------
                                                       3,612,966
                                                     ------------

TURKEY (2.3%)

APPLIANCES & HOUSEHOLD PRODUCTS (0.4%)
Arcelik AS. . . . . . . . . . . . . .   104,871,250      366,152
                                                     ------------

AUTOMOTIVE (0.3%)
Ford Otomotiv Sanayii AS (b). . . . .    21,700,000      269,385
                                                     ------------

BANKING (0.6%)
Turkiye Garanti Bankasi AS (b). . . .   400,000,000      541,703
                                                     ------------

BANKING/INSURANCE (0.4%)
Akbank TAS. . . . . . . . . . . . . .   112,161,614      332,272
                                                     ------------

OIL & GAS (0.6%)
Tupras Turkiye Petrol Rafinerileri
AS (b). . . . . . . . . . . . . . . .    76,380,000      503,723
                                                     ------------
                                                       2,013,235
                                                     ------------
TOTAL COMMON STOCKS                                   89,355,772
                                                     ------------

-----------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
-----------------------------------------------------------------

FOREIGN BOND (0.0%)

BRAZIL (0.0%)

OIL & GAS (0.0%)
Companhia Vale Do Rio Doce. . . . . .  $     20,000            0
                                                     ------------
TOTAL FOREIGN BOND                                             0
                                                     ------------

TOTAL INVESTMENTS
(COST $77,938,372) (A) - 103.7%                       89,355,772

LIABILITIES IN EXCESS
OF OTHER ASSETS - (3.7)%                              (3,171,049)
                                                     ------------

NET ASSETS - 100.0%                                  $86,184,723
                                                     ------------
                                                     ------------

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      GARTMORE  GVIT  DEVELOPING  MARKETS  FUND

        STATEMENT  OF  INVESTMENTS  -  JUNE  30,  2003  (UNAUDITED)  (CONTINUED)

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt

AT  JUNE  30,  2003,  THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                          UNREALIZED
                       DELIVERY   CONTRACT    MARKET     APPRECIATION
CURRENCY                 DATE       VALUE      VALUE    (DEPRECIATION)
----------------------------------------------------------------------
SHORT CONTRACTS:
South African Rand. .     7/2/03  $ 254,126  $257,442   $      (3,316)
Thai Baht . . . . . .     7/2/03    112,789   111,904             885
                       -----------------------------------------------
TOTAL SHORT CONTRACTS             $ 366,915  $ 369,346  $      (2,431)
                       -----------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  ASSETS  AND  LIABILITIES
                            JUNE  30,  2003  (UNAUDITED)

                               GARTMORE GVIT      GARTMORE         GARTMORE           GVIT          GARTMORE          GARTMORE
                                NATIONWIDE          GVIT       GVIT GOVERNMENT       SMALL         GVIT MONEY        GVIT MONEY
                                   FUND         GROWTH FUND       BOND FUND       COMPANY FUND     MARKET FUND     MARKET FUND II
                              ----------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $1,475,588,189;
233,530,471; 1,950,118,228;
536,759,359; 2,551,895,398
and $138,060,493;
respectively). . . . . . . .  $1,517,243,359   $ 249,223,953   $  2,049,686,828  $ 637,536,601   $2,551,895,398   $   138,060,493
Cash . . . . . . . . . . . .               -               -          9,502,621     34,696,793                -            98,551
Foreign currencies,
at value (cost $0; $0;
$0; 305,008; $0
and $0; respectively). . . .               -               -                  -        304,772                -                 -
Interest and dividends
receivable . . . . . . . . .       1,529,711         161,109         17,766,394        534,177        1,473,204                 -
Receivable for investments
sold . . . . . . . . . . . .               -      13,695,887              1,180      2,766,364                -                 -
Receivable from adviser. . .               -               -                  -              -           14,617               277
Reclaims receivable. . . . .               -               -                  -         87,257                -                 -
Prepaid expenses and
other assets . . . . . . . .          20,998           3,395             35,755         10,032           50,810                 -
                              ----------------------------------------------------------------------------------------------------
Total Assets . . . . . . . .   1,518,794,068     263,084,344      2,076,992,778    675,935,996    2,553,434,029       138,159,321
                              ----------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian . . . .       5,371,498       1,389,846                  -              -           14,224                 -
Distributions payable. . . .               -               -                  -              -        1,395,098            22,905
Payable for investments
purchased. . . . . . . . . .       2,039,637      10,296,835                  -      5,046,766                -                 -
Unrealized depreciation
on forward
foreign currency contracts .               -               -                  -            972                -                 -
Accrued expenses and
other payables:
Investment advisory fees . .         744,748         124,724            840,937        513,460          804,517            51,593
Fund administration fees . .          80,366          13,441            109,564         37,268          131,713             6,582
Distribution fees. . . . . .             439               -              4,800          1,206                -            25,796
Administrative servicing
fees . . . . . . . . . . . .         190,322          30,686            252,909         75,233          294,760            14,650
Other. . . . . . . . . . . .         105,269          27,295            168,066         53,437          192,709            14,389
                              ----------------------------------------------------------------------------------------------------
Total Liabilities. . . . . .       8,532,279      11,882,827          1,376,276      5,728,342        2,833,021           135,915
                              ----------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . .  $1,510,261,789   $ 251,201,517   $  2,075,616,502  $ 670,207,654   $2,550,601,008   $   138,023,406
                              ----------------------------------------------------------------------------------------------------
                              ----------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital. . . . . . . . . . .  $1,939,829,801   $ 623,705,944   $  1,949,853,877  $ 693,421,097   $2,550,601,184   $   138,023,445
Accumulated net
investment income
(loss) . . . . . . . . . . .         447,334         102,225          1,393,165       (763,746)          35,826                 -
Accumulated net realized
gains (losses) from investment
and foreign currency
transactions . . . . . . . .    (471,670,516)   (388,300,134)        24,800,860   (123,235,300)         (36,002)              (39)
Net unrealized appreciation
(depreciation) on investments
and translation of assets and
liabilities denominated
in foreign currencies. . . .      41,655,170      15,693,482         99,568,600    100,785,603                -                 -
                              ----------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . .  $1,510,261,789   $ 251,201,517   $  2,075,616,502  $ 670,207,654   $2,550,601,008   $   138,023,406
                              ----------------------------------------------------------------------------------------------------
                              ----------------------------------------------------------------------------------------------------

NET ASSETS:
Class I Shares** . . . . . .  $1,349,610,965   $ 221,127,333   $  1,962,494,840  $ 624,183,694   $2,038,074,243   $   138,023,406
Class II Shares. . . . . . .       2,202,315               -         24,015,843      6,439,367                -                 -
Class III Shares . . . . . .       1,094,000               -         16,321,139        221,155                -                 -
Class IV Shares. . . . . . .     157,354,509      30,074,184         72,784,680     39,363,438      125,340,911                 -
Class V Shares . . . . . . .               -               -                  -              -      387,185,854                 -
                              ----------------------------------------------------------------------------------------------------
Total. . . . . . . . . . . .  $1,510,261,789   $ 251,201,517   $  2,075,616,502  $ 670,207,654   $2,550,601,008   $   138,023,406
                              ----------------------------------------------------------------------------------------------------
                              ----------------------------------------------------------------------------------------------------

SHARES OUTSTANDING
(unlimited number of
shares authorized):
Class I Shares** . . . . . .     148,969,067      25,575,748        158,260,962     35,174,492    2,038,073,940       138,023,444
Class II Shares. . . . . . .         243,176               -          1,939,964        363,894                -                 -
Class III Shares . . . . . .         120,586               -          1,316,540         12,456                -                 -
Class IV Shares. . . . . . .      17,370,819       3,479,028          5,870,398      2,218,267      125,341,260                 -
Class V Shares . . . . . . .               -               -                  -              -      387,189,630                 -
                              ----------------------------------------------------------------------------------------------------
Total. . . . . . . . . . . .     166,703,648      29,054,776        167,387,864     37,769,109    2,550,604,830       138,023,444
                              ----------------------------------------------------------------------------------------------------
                              ----------------------------------------------------------------------------------------------------

NET ASSET VALUE AND OFFERING
PRICE PER SHARE: *
Class I Shares** . . . . . .  $         9.06   $        8.65   $          12.40  $       17.75   $         1.00   $          1.00
Class II Shares. . . . . . .  $         9.06   $           -   $          12.38  $       17.70   $            -   $             -
Class III Shares . . . . . .  $         9.07   $           -   $          12.40  $       17.75   $            -   $             -
Class IV Shares. . . . . . .  $         9.06   $        8.64   $          12.40  $       17.75   $         1.00   $             -
Class V Shares . . . . . . .  $            -   $           -   $              -  $           -   $         1.00   $             -

*    Not  subject  to  a  front-end  sales  charge.
**   Gartmore  GVIT  Money  Market  Fund  II  shares  have no class designation.
See  notes  to  financial  statements.

                                       97
--------------------------------------------------------------------------------

                   GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  ASSETS  AND  LIABILITIES
                            JUNE  30,  2003  (UNAUDITED)

                                  J.P. MORGAN     GARTMORE GVIT      NATIONWIDE       COMSTOCK      FEDERATED GVIT       GVIT
                                 GVIT BALANCED       MID CAP       GVIT STRATEGIC    GVIT VALUE      HIGH INCOME      EQUITY 500
                                     FUND          GROWTH FUND       VALUE FUND         FUND          BOND FUND       INDEX FUND
                                --------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $231,337,515;
174,097,930; 13,345,905;
81,785,873; 207,959,338
and 331,967,381;
respectively). . . . . . . . .  $  237,603,544   $  205,644,911   $    13,643,568   $ 89,394,766   $   215,250,281   $249,930,541
Cash . . . . . . . . . . . . .      23,979,477        7,378,660           743,196            728        15,342,070      1,553,490
Interest and dividends
receivable . . . . . . . . . .         562,318           42,400             8,489        150,328         4,371,725        309,757
Receivable for investments
sold . . . . . . . . . . . . .      27,192,841                -            48,795        343,755           813,581              -
Receivable from adviser. . . .           1,559            7,047             2,005            248                 -         33,210
Receivable for variation
 margin on futures contracts .          16,788                -                 -              -                 -              -
Prepaid expenses and other
assets . . . . . . . . . . . .           2,589            2,055               195            772             3,035            496
                                --------------------------------------------------------------------------------------------------
Total Assets . . . . . . . . .     289,359,116      213,075,073        14,446,248     89,890,597       235,780,692    251,827,494
                                --------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments
purchased. . . . . . . . . . .      66,163,396        1,479,517            25,147              -         3,728,100              -
Payable for variation margin
on futures contracts . . . . .          34,906                -                 -              -                 -              -
Accrued expenses and other
payables:
Investment advisory fees . . .         133,263          128,255            10,781         54,389           126,606         50,300
Fund administration fees . . .          13,652           11,255               936          4,942            13,849         14,580
Distribution fees. . . . . . .               -                2                 -             22                 -              -
Administrative servicing
fees . . . . . . . . . . . . .          24,969           27,008             1,724         11,919            30,172         24,329
Other. . . . . . . . . . . . .          18,483           21,662             1,049          8,576            28,212         71,319
                                --------------------------------------------------------------------------------------------------
Total Liabilities. . . . . . .      66,388,669        1,667,699            39,637         79,848         3,926,939        160,528
                                --------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . .  $  222,970,447   $  211,407,374   $    14,406,611   $ 89,810,749   $   231,853,753   $251,666,966
                                --------------------------------------------------------------------------------------------------
                                --------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital. . . . . . . . . . . .  $  251,796,526   $  372,559,346   $    19,025,016   $111,747,683   $   247,384,068   $380,875,232
Accumulated net
investment
income (loss). . . . . . . . .          61,639         (316,965)             (878)        12,577           389,292        720,230
Accumulated net Realized
Gains (losses) from
investment, futures
and foreign
currency transactions. . . . .     (35,209,555)    (192,381,988)       (4,915,190)   (29,558,404)      (23,210,550)   (47,826,517)
Net unrealized
appreciation
(depreciation) on
investments and
futures. . . . . . . . . . . .       6,321,837       31,546,981           297,663      7,608,893         7,290,943    (82,101,979)
                                --------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . .  $  222,970,447   $  211,407,374   $    14,406,611   $ 89,810,749   $   231,853,753   $251,666,966
                                --------------------------------------------------------------------------------------------------
                                --------------------------------------------------------------------------------------------------

NET ASSETS:
Class I Shares . . . . . . . .  $  160,481,756   $  128,046,099   $    14,406,611   $ 47,219,688   $   231,853,753   $          -
Class II Shares. . . . . . . .               -           34,939                 -        214,278                 -              -
Class III Shares . . . . . . .               -          156,997                 -              -                 -              -
Class IV Shares. . . . . . . .      62,488,691       83,169,339                 -     42,376,783                 -    251,666,966
                                --------------------------------------------------------------------------------------------------
Total. . . . . . . . . . . . .  $  222,970,447   $  211,407,374   $    14,406,611   $ 89,810,749   $   231,853,753   $251,666,966
                                --------------------------------------------------------------------------------------------------
                                --------------------------------------------------------------------------------------------------

SHARES OUTSTANDING
(unlimited number of
shares authorized):
Class I Shares . . . . . . . .      18,471,127        6,832,221         1,744,918      5,478,179        30,030,262              -
Class II Shares. . . . . . . .               -            1,865                 -         24,877                 -              -
Class III Shares . . . . . . .               -            8,369                 -              -                 -              -
Class IV Shares. . . . . . . .       7,193,134        4,437,414                 -      4,916,773                 -     36,864,278
                                --------------------------------------------------------------------------------------------------
Total. . . . . . . . . . . . .      25,664,261       11,279,869         1,744,918     10,419,829        30,030,262     36,864,278
                                --------------------------------------------------------------------------------------------------
                                --------------------------------------------------------------------------------------------------

NET ASSET VALUE AND
OFFERING PRICE PER SHARE:*
Class I Shares . . . . . . . .  $         8.69   $        18.74   $          8.26   $       8.62   $          7.72   $          -
Class II Shares. . . . . . . .  $            -   $        18.74   $             -   $       8.61   $             -   $          -
Class III Shares . . . . . . .  $            -   $        18.76   $             -   $          -   $             -   $          -
Class IV Shares. . . . . . . .  $         8.69   $        18.74   $             -   $       8.62   $             -   $       6.83

*  Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  ASSETS  AND  LIABILITIES
                            JUNE  30,  2003  (UNAUDITED)

                                 VAN KAMPEN                                      GARTMORE        DREYFUS         TURNER
                                    GVIT            GVIT           GVIT            GVIT           GVIT            GVIT
                                MULTI SECTOR     SMALL CAP       SMALL CAP      WORLDWIDE        MID CAP      GROWTH FOCUS
                                 BOND FUND       VALUE FUND     GROWTH FUND    LEADERS FUND    INDEX FUND         FUND
                               --------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $227,339,707;
534,847,895; $89,977,376;
$24,507,380; 330,643,767 and
8,211,921; respectively) . .   $ 241,904,888   $ 543,912,268   $102,949,775   $  26,558,585   $312,210,312   $   8,684,241
Cash. . . . . . . . . . . . .      6,955,431      33,444,035     22,983,996         821,866      5,472,512         270,871
Foreign currencies,
at value (cost $0; $0; $0;
20,709; $0 and $0;
respectively) . . . . . . . .              -               -              -          20,513              -               -
Interest and dividends
receivable. . . . . . . . . .      2,316,248         543,363         22,772          17,750        184,970           2,249
Receivable for investments
sold . . . . . . . . . . . .       9,900,781       5,375,923         17,775       3,402,649              -         381,086
Unrealized appreciation
on forward foreign
currency contracts. . . . . .        133,307               -              -             106              -               -
Receivable for variation
margin on futures contracts .              -               -              -               -          9,431               -
Reclaims receivable . . . . .         42,581               -              -          54,366              -               -
Prepaid expenses and
other assets. . . . . . . . .          4,082           7,763            902             453          5,384               4
                               --------------------------------------------------------------------------------------------
Total Assets. . . . . . . . .    261,257,318     583,283,352    125,975,220      30,876,288    317,882,609       9,338,451
                               --------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments
purchased . . . . . . . . . .     28,141,172       6,531,413        418,500       3,796,538              -         291,149
Unrealized depreciation
on forward foreign
currency contracts. . . . . .        372,158               -              -           1,442              -               -
Payable for variation
margin on futures contracts .         38,156               -              -               -         20,000               -
Accrued expenses and
other payables:
Investment advisory fees. . .        144,272         413,673        111,785          22,207        130,309           6,359
Fund administration fees. . .         14,270          30,741          6,491           1,627         17,132             562
Distribution fees . . . . . .              -             796            779               -            578               -
Administrative
servicing fees. . . . . . . .         28,490          70,935         15,426           3,258         39,156             948
Other . . . . . . . . . . . .         13,772          26,553          6,980           3,486         14,417             281
                               --------------------------------------------------------------------------------------------
Total Liabilities . . . . . .     28,752,290       7,074,111        559,961       3,828,558        221,592         299,299
                               --------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . .  $ 232,505,028   $ 576,209,241   $125,415,259   $  27,047,730   $317,661,017   $   9,039,152
                               --------------------------------------------------------------------------------------------
                               --------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital . . . . . . . . . . .  $ 225,792,065   $ 717,421,179   $184,362,663   $  53,882,163   $352,599,943   $  21,443,573
Accumulated net investment
income (loss) . . . . . . . .     (1,877,918)       (136,686)      (540,730)         (1,300)        19,820         (20,765)
Accumulated net realized
gains (losses) from investment,
futures and foreign
currency transactions . . . .     (5,807,110)   (150,139,625)   (71,379,073)    (28,891,886)   (16,448,216)    (12,855,976)
Net unrealized appreciation
(depreciation) on investments,
futures and translation of assets
and liabilities denominated
in foreign currencies . . . .     14,397,991       9,064,373     12,972,399       2,058,753    (18,510,530)        472,320
                               --------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . .  $ 232,505,028   $ 576,209,241   $125,415,259   $  27,047,730   $317,661,017   $   9,039,152
                               --------------------------------------------------------------------------------------------
                               --------------------------------------------------------------------------------------------

NET ASSETS
Class I Shares. . . . . . . .  $ 232,505,028   $ 525,506,225   $121,355,847   $  25,106,023   $314,757,278   $   4,747,178
Class II Shares . . . . . . .              -       4,146,284      3,836,577               -      2,903,739               -
Class III Shares. . . . . . .              -         165,094        222,835       1,941,707              -       4,291,974
Class IV Shares . . . . . . .              -      46,391,638              -               -              -               -
                               --------------------------------------------------------------------------------------------
Total . . . . . . . . . . . .  $ 232,505,028   $ 576,209,241   $125,415,259   $  27,047,730   $317,661,017   $   9,039,152
                               --------------------------------------------------------------------------------------------
                               --------------------------------------------------------------------------------------------

SHARES OUTSTANDING
(unlimited number of
shares authorized):
Class I Shares. . . . . . . .     23,895,371      59,756,466     10,841,485       3,346,531     25,562,684       1,866,633
Class II Shares . . . . . . .              -         472,289        343,937               -        236,230               -
Class III Shares. . . . . . .              -          18,754         20,028         259,074              -       1,675,714
Class IV Shares . . . . . . .              -       5,275,261              -               -              -               -
                               --------------------------------------------------------------------------------------------
Total . . . . . . . . . . . .     23,895,371      65,522,770     11,205,450       3,605,605     25,798,914       3,542,347
                               --------------------------------------------------------------------------------------------
                               --------------------------------------------------------------------------------------------

NET ASSET VALUE AND OFFERING
PRICE PER SHARE:*
Class I Shares. . . . . . . .  $        9.73   $        8.79   $      11.19   $        7.50   $      12.31   $        2.54
Class II Shares . . . . . . .  $           -   $        8.78   $      11.15   $           -   $      12.29   $           -
Class III Shares. . . . . . .  $           -   $        8.80   $      11.13   $        7.49   $          -   $        2.56
Class IV Shares . . . . . . .  $           -   $        8.79   $          -   $           -   $          -   $           -

*  Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  ASSETS  AND  LIABILITIES
                            JUNE  30,  2003  (UNAUDITED)

                                     GARTMORE                                         GARTMORE
                                   GVIT GLOBAL        GARTMORE         GARTMORE         GVIT         GARTMORE          DREYFUS
                                  TECHNOLOGY AND        GVIT             GVIT         EMERGING         GVIT             GVIT
                                  COMMUNICATIONS    GLOBAL HEALTH     NATIONWIDE      MARKETS      INTERNATIONAL    INTERNATIONAL
                                       FUND         SCIENCES FUND    LEADERS FUND       FUND        GROWTH FUND      VALUE FUND
                                 -------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $24,174,833;
$27,257,432; 7,648,310;
24,744,146; $9,267,375 and
64,940,053 respectively) . . .  $     25,264,597   $   29,534,593   $   8,181,518   $27,262,867   $   10,063,963   $   61,948,543
Cash. . . . . . . . . . . . . .        1,176,351        2,768,202         372,051             -          212,943        9,745,228
Foreign currencies,
at value
(cost $103,787; $0;
0; $632,492; $171,710
and $737,485; respectively) . .          104,021                -               -       632,888          172,213          741,864
Interest and dividends
receivable. . . . . . . . . . .            6,830           13,834           7,444       125,958           19,868          124,705
Receivable for investments
sold. . . . . . . . . . . . . .          571,944                -         158,807       487,595          635,492          144,127
Unrealized appreciation on
forward foreign
currency contracts. . . . . . .                -                -               -           289              394                -
Reclaims receivable . . . . . .                -                -               -             -           15,065          139,687
Prepaid expenses and
other assets. . . . . . . . . .            5,014                -             142           283            5,904           67,529
                                 -------------------------------------------------------------------------------------------------
Total Assets. . . . . . . . . .       27,128,757       32,316,629       8,719,962    28,509,880       11,125,842       72,911,683
                                 -------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . .                -                -               -     1,463,658                -                -
Payable for investments
purchased . . . . . . . . . . .        2,502,985        1,886,401         462,148       243,121          643,459                -
Unrealized depreciation
on forward foreign
currency contracts. . . . . . .                -                -               -         4,353               65               96
Accrued expenses and
other payables:
Investment advisory fees. . . .           18,951           23,073           6,132        25,431            8,753           43,025
Fund administration fees. . . .            1,375            1,660             557         1,561            1,648            4,816
Distribution fees . . . . . . .               20               11               -           275                -                1
Administrative servicing fees .            2,618            2,673           1,009         2,577            1,212            8,938
Other . . . . . . . . . . . . .              338            7,950           2,379         1,318              230           12,587
                                 -------------------------------------------------------------------------------------------------
Total Liabilities . . . . . . .        2,526,287        1,921,768         472,225     1,742,294          655,367           69,463
                                 -------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . .  $    24,602,470   $   30,394,861   $   8,247,737   $26,767,586   $   10,470,475   $   72,842,220
                                 -------------------------------------------------------------------------------------------------
                                 -------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital . . . . . . . . . . . .  $    40,331,955   $   27,003,019   $   9,283,104   $29,759,403   $   15,504,007   $   83,841,562
Accumulated net investment
income (loss) . . . . . . . . .          (66,639)         (40,852)          1,790       186,743           42,205          569,683
Accumulated net realized gains
(losses) frominvestment,
futures, and foreign
currency transactions . . . . .      (16,752,845)       1,155,533      (1,570,365)   (5,698,884)      (5,874,251)      (8,600,943)
Net unrealized appreciation
(depreciation) on
investments, futures
and translation of assets
and liabilities denominated
in foreign currencies . . . . .        1,089,999        2,277,161         533,208     2,520,324          798,514       (2,968,082)
                                 -------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . .  $    24,602,470   $   30,394,861   $   8,247,737   $26,767,586   $   10,470,475   $   72,842,220
                                 -------------------------------------------------------------------------------------------------
                                 -------------------------------------------------------------------------------------------------

NET ASSETS:
Class I Shares. . . . . . . . .  $    11,833,681   $    2,237,168   $     362,443   $10,308,483   $    6,793,732   $       36,383
Class II Shares . . . . . . . .          128,819           87,145               -       898,713                -            3,369
Class III Shares. . . . . . . .       12,639,970       28,070,548       7,885,294    15,560,390        3,676,743       11,166,951
Class IV Shares . . . . . . . .                -                -               -             -                -       61,635,517
                                 -------------------------------------------------------------------------------------------------
Total . . . . . . . . . . . . .  $    24,602,470   $   30,394,861   $   8,247,737   $26,767,586   $   10,470,475   $   72,842,220
                                 -------------------------------------------------------------------------------------------------
                                 -------------------------------------------------------------------------------------------------

SHARES OUTSTANDING
(unlimited number of
shares authorized):
Class I Shares. . . . . . . . .        3,930,788          216,214          35,967     1,485,841        1,388,738            3,507
Class II Shares . . . . . . . .           42,724            8,423               -       129,691                -              325
Class III Shares. . . . . . . .        4,164,962        2,709,424         781,995     2,243,899          750,632        1,080,248
Class IV Shares . . . . . . . .                -                -               -             -                -        5,947,607
                                 -------------------------------------------------------------------------------------------------
Total . . . . . . . . . . . . .        8,138,474        2,934,061         817,962     3,859,431        2,139,370        7,031,687
                                 -------------------------------------------------------------------------------------------------
                                 -------------------------------------------------------------------------------------------------

NET ASSET VALUE AND OFFERING
PRICE PER SHARE:*
Class I Shares. . . . . . . . .  $          3.01   $        10.35   $       10.08   $      6.94   $         4.89   $        10.37
Class II Shares . . . . . . . .  $          3.02   $        10.35   $           -   $      6.93   $            -   $        10.36
Class III Shares. . . . . . . .  $          3.03   $        10.36   $       10.08   $      6.93   $         4.90   $        10.34
Class IV Shares . . . . . . . .  $             -   $            -   $           -   $         -   $            -   $        10.36

*  Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  ASSETS  AND  LIABILITIES
                            JUNE  30,  2003  (UNAUDITED)

                                     GARTMORE        GARTMORE GVIT       GARTMORE         GARTMORE GVIT        GARTMORE
                                   GVIT INVESTOR       INVESTOR        GVIT INVESTOR        INVESTOR         GVIT INVESTOR
                                   DESTINATIONS      DESTINATIONS      DESTINATIONS       DESTINATIONS       DESTINATIONS
                                    AGGRESSIVE        MODERATELY         MODERATE          MODERATELY        CONSERVATIVE
                                       FUND         AGGRESSIVE FUND        FUND         CONSERVATIVE FUND        FUND
                                -------------------------------------------------------------------------------------------
ASSETS:
Investments in  affiliated
securities, at value (cost
$33,375,099; 119,415,764;
299,466,355; 169,351,250 and
144,459,250; respectively). . .   $   36,190,085   $    126,919,670   $  316,368,398   $      176,814,001   $  148,443,077
Investments, at value
(cost $3,754,610; $13,148,549;
0; $0 and $0; respectively) . .        4,022,041         14,093,383                -                    -                -
                                -------------------------------------------------------------------------------------------
Total Investments. . . . . . . .      40,212,126        141,013,053      316,368,398          176,814,001      148,443,077
                                -------------------------------------------------------------------------------------------
Interest and dividends
receivable . . . . . . . . . . .          15,629            107,997          304,318              253,419          248,665
Prepaid expenses and
other assets . . . . . . . . . .             391              1,531            3,551                2,169            2,114
                                -------------------------------------------------------------------------------------------
Total Assets . . . . . . . . . .      40,228,146        141,122,581      316,676,267          177,069,589      148,693,856
                                -------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and
other payables:
Investment advisory fees . . . .           4,169             14,807           33,024               18,481           15,242
Distribution fees. . . . . . . .           8,017             28,475           63,509               35,541           29,312
Administrative servicing fees. .           4,498             16,718           36,746               21,061           17,587
Other. . . . . . . . . . . . . .           3,090              6,351           14,480                8,591            8,436
                                -------------------------------------------------------------------------------------------
Total Liabilities. . . . . . . .          19,774             66,351          147,759               83,674           70,577
                                -------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . .  $   40,208,372   $    141,056,230   $  316,528,508   $      176,985,915   $  148,623,279
                                -------------------------------------------------------------------------------------------
                                -------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital. . . . . . . . . . . . .  $   38,084,539   $    134,894,850   $  302,448,580   $      170,914,059   $  144,922,621
Accumulated net investment
income (loss). . . . . . . . . .           6,641             40,934           63,802               64,907           73,533
Accumulated net realized
gains (losses) from
investment transactions. . . . .        (965,225)        (2,328,294)      (2,885,917)          (1,455,802)        (356,702)
Net unrealized appreciation
(depreciation) on investments. .       3,082,417          8,448,740       16,902,043            7,462,751        3,983,827
                                -------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . .  $   40,208,372   $    141,056,230   $  316,528,508   $      176,985,915   $  148,623,279
                                -------------------------------------------------------------------------------------------
                                -------------------------------------------------------------------------------------------

SHARES OUTSTANDING
(unlimited number of
shares authorized):. . . . . . .       4,476,944         15,282,308       33,094,923           17,907,169       14,710,734
                                -------------------------------------------------------------------------------------------
                                -------------------------------------------------------------------------------------------

NET ASSET VALUE AND
OFFERING PRICE PER SHARE:* . . .  $         8.98   $           9.23   $         9.56   $             9.88   $        10.10

*  Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  ASSETS  AND  LIABILITIES
                            JUNE  30,  2003  (UNAUDITED)

                                                                              GARTMORE                      GARTMORE
                                         GARTMORE GVIT       GARTMORE        GVIT GLOBAL                      GVIT
                                          U.S. GROWTH      GVIT GLOBAL        FINANCIAL                    DEVELOPING
                                         LEADERS FUND     UTILITIES FUND    SERVICES FUND                 MARKETS FUND
                                        -------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $31,454,917;
5,555,986; $7,671,543 and
77,938,372; respectively) . . . . . .   $   32,720,159   $     6,158,579   $    8,355,295                 $ 89,355,772
Cash . . . . . . . . . . . . . . . . .         415,995           340,965          512,928                            -
Foreign currency, at value
(cost $0; $4,314; $2,354 and
1,298,951; respectively). . . . . . .                -             4,314            2,354                    1,300,679
Interest and dividends receivable. . .           3,400            10,249            3,222                      386,965
Receivable for investments sold. . . .       2,966,901           159,784                -                      976,971
Unrealized appreciation on
forward foreign currency contracts . .               -                 -                -                          885
Receivable from adviser. . . . . . . .               -                 -                -                        5,696
Reclaims receivable. . . . . . . . . .               -             2,167            1,435                        3,545
Prepaid expenses and other assets. . .             153                85              118                        4,052
                                        -------------------------------------------------------------------------------
Total Assets . . . . . . . . . . . . .      36,106,608         6,676,143        8,875,352                   92,034,565
                                        -------------------------------------------------------------------------------

LIABILITIES:
Payable to custodian . . . . . . . . .               -                 -                -                    4,565,199
Payable for investments
purchased. . . . . . . . . . . . . . .       1,629,284           159,776          148,745                      704,041
Unrealized depreciation on
forward foreign currency contracts . .               -                 -                -                        3,316
Accrued expenses and other payables:
Investment advisory fees . . . . . . .          24,107             4,262            7,206                      472,564
Fund administration fees . . . . . . .           2,425               589              724                       11,737
Distribution fees. . . . . . . . . . .              42                53               16                        4,875
Administrative servicing fees. . . . .           3,048               507              774                            -
Other. . . . . . . . . . . . . . . . .           4,136               243              397                       88,110
                                        -------------------------------------------------------------------------------
Total Liabilities. . . . . . . . . . .       1,663,042           165,430          157,862                    5,849,842
                                        -------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . .  $   34,443,566   $     6,510,713   $    8,717,490                 $ 86,184,723
                                        -------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------

REPRESENTED BY:
Capital. . . . . . . . . . . . . . . .  $   32,671,816   $     6,863,483   $    8,129,306                 $132,796,088
Accumulated net investment
income (loss) . . . . . . . . . . . .          (45,476)           42,383           31,261                      773,863
Accumulated net realized gains
(losses) from investment and foreign
currency transactions. . . . . . . . .         551,984          (998,017)        (127,391)                 (58,807,543)
Net unrealized appreciation
(depreciation) on investments
and translation of assets and
liabilities denominated in foreign
currencies. . . . . . . . . . . . . .        1,265,242           602,864          684,314                   11,422,315
                                        -------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . .  $   34,443,566   $     6,510,713   $    8,717,490                 $ 86,184,723
                                        -------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------

NET ASSETS:
Class I Shares . . . . . . . . . . . .  $    2,886,760   $       540,732   $      839,170                 $          -
Class II Shares. . . . . . . . . . . .         293,712           262,493           83,107                   86,184,723
Class III Shares . . . . . . . . . . .      31,263,094         5,707,488        7,795,213                            -
                                        -------------------------------------------------------------------------------
Total. . . . . . . . . . . . . . . . .  $   34,443,566   $     6,510,713   $    8,717,490                 $ 86,184,723
                                        -------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------

SHARES OUTSTANDING
(unlimited number of
shares authorized):
Class I Shares . . . . . . . . . . . .         300,511            65,776           82,402                            -
Class II Shares. . . . . . . . . . . .          30,485            31,848            8,166                   11,631,286
Class III Shares . . . . . . . . . . .       3,240,599           692,950          765,555                            -
                                        -------------------------------------------------------------------------------
Total. . . . . . . . . . . . . . . . .       3,571,595           790,574          856,123                   11,631,286
                                        -------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------

NET ASSET VALUE AND
OFFERING PRICE PER SHARE:*
Class I Shares . . . . . . . . . . . .  $         9.61   $          8.22   $        10.18                 $          -
Class II Shares. . . . . . . . . . . .  $         9.63   $          8.24   $        10.18                 $       7.41
Class III Shares . . . . . . . . . . .  $         9.65   $          8.24   $        10.18                 $          -

*  Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            STATEMENTS  OF  OPERATIONS
               FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2003  (UNAUDITED)

                                  GARTMORE GVIT   GARTMORE GVIT    GARTMORE GVIT    GVIT SMALL     GARTMORE GVIT    GARTMORE GVIT
                                   NATIONWIDE         GROWTH        GOVERNMENT        COMPANY      MONEY MARKET     MONEY MARKET
                                      FUND             FUND          BOND FUND         FUND            FUND            FUND II
                                 -------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income . . . . . . . .  $       97,700   $       15,021  $   49,734,726   $    229,131   $   18,042,115   $      740,516
Dividend income
(net of foreign
withholding
tax of $0; $0; $0;
98,359; $0 and $0;
respectively) . . . . . . . . .      10,960,829        1,015,498             118      2,503,026          256,702           38,946
                                 -------------------------------------------------------------------------------------------------
Total Income. . . . . . . . . .      11,058,529        1,030,519      49,734,844      2,732,157       18,298,817          779,462
                                 -------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees. . . .       3,884,413          649,364       4,978,337      2,684,841        5,084,438          312,575
Fund administration fees. . . .         429,530           72,054         677,881        200,303          880,087           40,913
Distribution fees . . . . . . .               -                -               -              -                -          156,288
Distribution fees
Class II Shares . . . . . . . .           1,691                -          22,103          4,761                -                -
Administrative servicing
fees Class I Shares*. . . . . .         938,639          154,484       1,494,575        410,501        1,682,072           93,773
Administrative servicing
fees Class II Shares. . . . . .           1,014                -          13,262          2,806                -                -
Administrative servicing
Fees Class III Shares . . . . .             459                -           8,600             96                -                -
Administrative servicing
fees Class IV Shares. . . . . .          40,898            7,857          12,363          9,867           34,375                -
Administrative servicing
fees Class V Shares . . . . . .               -                -               -              -          129,794                -
Other . . . . . . . . . . . . .         186,797           31,546         288,800         79,530          395,585           16,442
                                 -------------------------------------------------------------------------------------------------
Total expenses
before waived or
reimbursed expenses . . . . . .       5,483,441          915,305       7,495,921      3,392,705        8,206,351          619,991
Expenses waived or
reimbursed. . . . . . . . . . .               -                -               -              -          (29,861)            (277)
                                 -------------------------------------------------------------------------------------------------
Total Expenses. . . . . . . . .       5,483,441          915,305       7,495,921      3,392,705        8,176,490          619,714
                                 -------------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME (LOSS) . . . . . . . . .       5,575,088          115,214      42,238,923       (660,548)      10,122,327          159,748
                                 -------------------------------------------------------------------------------------------------
REALIZED/
UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses)
on investment transactions. . .     (23,277,751)       4,005,431      24,809,069     (9,701,102)         (30,384)               -
Net realized gains (losses)
on foreign currency
transactions. . . . . . . . . .               -                -               -       (623,469)               -                -
                                 -------------------------------------------------------------------------------------------------
Net realized gains (losses)
on investment and
foreign currency transactions .     (23,277,751)       4,005,431      24,809,069    (10,324,571)         (30,384)               -
Net change in unrealized
appreciation/depreciation
on investments and
translation of assets and
liabilities denominated
in foreign currencies . . . . .     180,553,866       28,074,664      (1,624,028)    99,228,280                -                -
                                 -------------------------------------------------------------------------------------------------
Net realized/unrealized
gains (losses) on
investments and foreign
currencies. . . . . . . . . . .     157,276,115       32,080,095      23,185,041     88,903,709          (30,384)               -
                                 -------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS . . .  $  162,851,203   $   32,195,309  $   65,423,964   $ 88,243,161   $   10,091,943   $      159,748
                                 -------------------------------------------------------------------------------------------------
                                 -------------------------------------------------------------------------------------------------

* Gartmore GVIT Money Market Fund II shares have no class designation. See notes to financial statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            STATEMENTS  OF  OPERATIONS
               FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2003  (UNAUDITED)

                                    J.P. MORGAN     GARTMORE GVIT      NATIONWIDE       COMSTOCK     FEDERATED GVIT       GVIT
                                   GVIT BALANCED       MID CAP       GVIT STRATEGIC    GVIT VALUE     HIGH INCOME      EQUITY 500
                                       FUND          GROWTH FUND       VALUE FUND         FUND         BOND FUND       INDEX FUND
                                  ------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . .  $    1,549,320   $       10,164   $         4,017   $    16,967   $     8,493,953   $     3,040
Dividend income
(net of foreign
witholding tax
of $0; $401; $0;
0; $0 and $0;
respectively). . . . . . . . . .         873,038          217,282            65,467       699,205           132,743     2,077,264
                                  ------------------------------------------------------------------------------------------------
Total Income . . . . . . . . . .       2,422,358          227,446            69,484       716,172         8,626,696     2,080,304
                                  ------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory
fees . . . . . . . . . . . . . .         623,305          426,255            58,715       216,441           654,908       280,803
Fund administration
fees . . . . . . . . . . . . . .          70,323           36,383             5,311        19,690            82,138        73,654
Distribution fees
Class II Shares. . . . . . . . .               -                2                 -            26                 -             -
Administrative servicing
fees Class I Shares. . . . . . .         111,939           54,281             9,237        31,434           144,720             -
Administrative servicing
fees Class II Shares. . . . . .                -                -                 -            17                 -             -
Administrative servicing
fees Class III Shares . . . . .                -               50                 -             -                 -             -
Administrative servicing
fees Class IV Shares. . . . . .           12,041           28,799                 -        10,348                 -       116,514
Professional fees. . . . . . . .           6,492           12,436               567         2,001            25,368        37,150
Printing fees. . . . . . . . . .           3,998            9,738               527           748             3,461        31,554
Other. . . . . . . . . . . . . .          12,940           22,791             1,113         4,383            14,353        76,963
                                  ------------------------------------------------------------------------------------------------
Total expenses before
waived or reimbursed
expenses . . . . . . . . . . . .         841,038          590,735            75,470       285,088           924,948       616,638
Expenses waived
or reimbursed. . . . . . . . . .          (2,933)         (46,324)          (10,231)         (991)                -      (288,388)
                                  ------------------------------------------------------------------------------------------------
Total Expenses . . . . . . . . .         838,105          544,411            65,239       284,097           924,948       328,250
                                  ------------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME (LOSS). . . . . . . . . .       1,584,253         (316,965)            4,245       432,075         7,701,748     1,752,054
                                  ------------------------------------------------------------------------------------------------
REALIZED /UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses)
on investment transactions . . .      (1,263,848)       8,745,581          (500,654)      (73,777)       (3,284,903)   (7,079,522)
Net realized gains (losses)
on futures transactions . . . . .       (273,706)               -                 -             -                 -       296,306
Net realized gains (losses)
on foreign currency
transactions . . . . . . . . . .            (766)               -                 -             -                 -             -
                                  ------------------------------------------------------------------------------------------------
Net realized gains (losses)
on investment, futures
and foreign currency
transactions . . . . . . . . . .      (1,538,320)       8,745,581          (500,654)      (73,777)       (3,284,903)   (6,783,216)
Net change in unrealized
appreciation/depreciation
on investments and futures . . .      16,165,173       20,020,815         2,346,598     9,194,697        19,656,287    31,183,384
                                  ------------------------------------------------------------------------------------------------
Net realized/unrealized
gains (losses) on investments,
futures, and foreign
currencies . . . . . . . . . . .      14,626,853       28,766,396         1,845,944     9,120,920        16,371,384    24,400,168
                                  ------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING FROM
OPERATIONS . . . . . . . . . . .  $   16,211,106   $   28,449,431   $     1,850,189   $ 9,552,995   $    24,073,132   $26,152,222
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            STATEMENTS  OF  OPERATIONS
               FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2003  (UNAUDITED)

                                       VAN KAMPEN
                                          GVIT           GVIT           GVIT        GARTMORE GVIT    DREYFUS GVIT    TURNER GVIT
                                      MULTI SECTOR     SMALL CAP      SMALL CAP       WORLDWIDE        MID CAP       GROWTH FOCUS
                                       BOND FUND      VALUE FUND     GROWTH FUND    LEADERS FUND      INDEX FUND         FUND
                                     ---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income . . . . . . . . . .  $   5,291,272   $    135,204   $    112,040   $        4,038   $      35,304   $       1,143
Dividend income
(net of foreign
withholding tax
of $0; $543; $0;
29,110; $0 and $0;
respectively). . . . . . . . . . .          14,273      2,345,916         64,612          303,245       1,707,740          11,931
                                     ---------------------------------------------------------------------------------------------
Total Income. . . . . . . . . . . .      5,305,545      2,481,120        176,652          307,283       1,743,044          13,074
                                     ---------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees. . . . . .        833,918      2,038,772        584,007          136,442         712,152          25,627
Fund administration fees. . . . . .         94,592        156,261         36,234           10,234          97,039           2,686
Distribution fees Class II Shares .              -          2,948          3,296                -           2,339               -
Administrative servicing fees
Class I Shares. . . . . . . . . . .        168,070        337,557         77,604           20,226         212,808           2,657
Administrative servicing fees
Class II Shares . . . . . . . . . .              -          1,769          1,978                -           1,403               -
Administrative servicing fees
Class III Shares. . . . . . . . . .              -             75             55              240               -           1,683
Administrative servicing fees
Class IV. . . . . . . . . . . . . .              -         11,512              -                -               -               -
Other . . . . . . . . . . . . . . .         32,353         68,911         14,208            8,198          40,569           1,186
                                     ---------------------------------------------------------------------------------------------
Total Expenses. . . . . . . . . . .      1,128,933      2,617,805        717,382          175,340       1,066,310          33,839
                                     ---------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME (LOSS) . . . . . . . . . . .      4,176,612       (136,685)      (540,730)         131,943         676,734         (20,765)
                                     ---------------------------------------------------------------------------------------------
REALIZED /UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses)
on investment transactions. . . . .       (306,620)   (37,798,822)    (7,271,713)       1,086,656      (3,577,878)        272,731
Net realized gains (losses)
on futures. . . . . . . . . . . . .       (395,776)             -              -          (88,738)       (303,914)              -
Net realized gains (losses)
on foreign currency
transactions. . . . . . . . . . . .      1,417,902              -              -         (706,414)              -               -
                                     ---------------------------------------------------------------------------------------------
Net realized gains (losses)
on investment, futures
and foreign currency
transactions. . . . . . . . . . . .        715,506    (37,798,822)    (7,271,713)         291,504      (3,881,792)        272,731
Net change in unrealized
appreciation/depreciation
on investments, futures
and translation of assets
and liabilities denominated
in foreign currencies. . . . . . .      11,992,015    126,071,808     24,112,878        2,150,997      36,105,539         878,320
                                     ---------------------------------------------------------------------------------------------
Net realized/unrealized
gains (losses) on investments,
futures and foreign currencies. . .     12,707,521     88,272,986     16,841,165        2,442,501      32,223,747       1,151,051
                                     ---------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS . . . . .  $  16,884,133   $ 88,136,301   $ 16,300,435   $    2,574,444   $  32,900,481   $   1,130,286
                                     ---------------------------------------------------------------------------------------------
                                     ---------------------------------------------------------------------------------------------

See  notes  to  financial  statements

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            STATEMENTS  OF  OPERATIONS
               FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2003  (UNAUDITED)

                             GARTMORE GVIT
                           GLOBAL TECHNOLOGY      GARTMORE
                                  AND               GVIT         GARTMORE GVIT    GARTMORE GVIT    GARTMORE GVIT    DREYFUS GVIT
                            COMMUNICATIONS      GLOBAL HEALTH     NATIONWIDE        EMERGING       INTERNATIONAL    INTERNATIONAL
                                 FUND           SCIENCES FUND    LEADERS FUND     MARKETS FUND      GROWTH FUND      VALUE FUND
                          --------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . .  $            6,777   $        8,917   $        1,811   $        4,641   $        1,910   $       10,437
Dividend income
(net of foreign
withholding tax
of $557; $0; $0;
23,732; $20,074
and $147,662
respectively). . . . . .              31,346           52,618           64,084          450,415          138,325        1,203,204
                          --------------------------------------------------------------------------------------------------------
Total Income . . . . . .              38,123           61,535           65,895          455,056          140,235        1,213,641
                          --------------------------------------------------------------------------------------------------------
EXPENSES:
Investment
advisory fees. . . . . .              80,824           82,738           36,500          131,962           49,107          217,515
Fund administration
fees . . . . . . . . . .               6,433            6,185            3,325           10,457            7,076           19,254
Distribution fees
Class II Shares. . . . .                  32               16                -            1,305                -                1
Administrative
servicing fees
Class I Shares . . . . .               5,993              702              207            4,578            2,387                -
Administrative
servicing fees
Class II Shares. . . . .                  19               10                -              779                -                -
Administrative
servicing fees
Class III Shares. . . .                5,291            9,646            5,289            9,108            2,052                -
Administrative
servicing fees
Class IV Shares . . . .                    -                -                -                -                -           42,370
Other. . . . . . . . . .               4,047            1,895            1,096            3,834            2,579           30,643
                          --------------------------------------------------------------------------------------------------------
Total Expenses . . . . .             102,639          101,192           46,417          162,023           63,201          309,783
                          --------------------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME (LOSS). . . . . .             (64,516)         (39,657)          19,478          293,033           77,034          903,858
                          --------------------------------------------------------------------------------------------------------

REALIZED/
UNREALIZED
GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains
(losses) on investment
transactions . . . . . .           2,113,115        2,110,196         (660,377)      (1,065,665)         (76,979)      (5,096,871)
Net realized gains
(losses)  on futures
transactions. . . . . .                   -                -                -                -          (85,423)               -
Net realized gains
(losses)  on
foreign currency
transactions . . . . . .             (11,866)          (3,743)               -          (73,684)        (200,925)           3,961
                          --------------------------------------------------------------------------------------------------------
Net realized
Gains (losses)
on investment,
futures and foreign
currency
transactions . . . . . .           2,101,249        2,106,453         (660,377)      (1,139,349)        (363,327)      (5,092,910)
Net change in
unrealized
appreciation/
depreciation
on investments,
futures and
translation of
assets
and liabilities
denominated
in foreign currencies. .           1,717,757        2,450,243        1,119,793        4,893,514          902,483        9,314,343
                          --------------------------------------------------------------------------------------------------------
Net realized/
unrealized
gains (losses)
On  investments,
futures, and
foreign currencies . . .           3,819,006        4,556,696          459,416        3,754,165          539,156        4,221,433
                          --------------------------------------------------------------------------------------------------------
CHANGE IN
NET ASSETS
RESULTING
FROM
OPERATIONS . . . . . . .  $        3,754,490   $    4,517,039   $      478,894   $    4,047,198   $      616,190   $    5,125,291
                          --------------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                            STATEMENTS  OF  OPERATIONS
               FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2003  (UNAUDITED)

                                                            GARTMORE                        GARTMORE
                                            GARTMORE          GVIT          GARTMORE          GVIT         GARTMORE
                                              GVIT          INVESTOR          GVIT          INVESTOR         GVIT
                                            INVESTOR      DESTINATIONS      INVESTOR      DESTINATIONS     INVESTOR
                                          DESTINATIONS     MODERATELY     DESTINATIONS     MODERATELY    DESTINATIONS
                                           AGGRESSIVE      AGGRESSIVE       MODERATE      CONSERVATIVE   CONSERVATIVE
                                              FUND            FUND            FUND            FUND           FUND
                                        ------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income from affiliates . . . .  $           -   $      46,436   $     323,566   $     316,393   $     461,841
Interest income . . . . . . . . . . . .              2              12              30              16               6
Dividend income from affiliates . . . .        254,927       1,031,258       2,658,633       1,706,132       1,525,849
Dividend income . . . . . . . . . . . .         14,117          50,702               -               -               -
                                        ------------------------------------------------------------------------------
Total Income. . . . . . . . . . . . . .        269,046       1,128,408       2,982,229       2,022,541       1,987,696
                                        ------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees. . . . . . . .         17,566          64,367         148,810          86,755          78,625
Distribution fees . . . . . . . . . . .         33,781         123,783         286,175         166,839         151,204
Administrative servicing fees . . . . .         19,715          74,270         171,706         100,104          90,723
Other . . . . . . . . . . . . . . . . .          2,465          11,094          27,022          15,543          14,436
                                        ------------------------------------------------------------------------------
Total Expenses. . . . . . . . . . . . .         73,527         273,514         633,713         369,241         334,988
                                        ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS). . . . . .        195,519         854,894       2,348,516       1,653,300       1,652,708
                                        ------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Realized gains (losses) on investment
Transactions with affiliates. . . . . .        (21,510)       (607,894)     (1,311,722)       (265,292)        296,339
Net change in unrealized appreciation/
depreciation on investments . . . . . .      3,476,257      10,942,498      20,229,831       7,691,263       3,371,171
                                        ------------------------------------------------------------------------------
Net realized/unrealized gains
(losses) on investments . . . . . . . .      3,454,747      10,334,604      18,918,109       7,425,971       3,667,510
                                        ------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . .  $   3,650,266      11,189,498   $  21,266,625   $   9,079,271   $   5,320,218
                                        ------------------------------------------------------------------------------
                                        ------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                       GARTMORE GVIT       GARTMORE        GARTMORE GVIT      GARTMORE GVIT
                                                        U.S. GROWTH      GVIT GLOBAL      GLOBAL FINANCIAL     DEVELOPING
                                                       LEADERS FUND     UTILITIES FUND     SERVICES FUND      MARKETS FUND
                                                      ----------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . . .  $        8,430   $         1,340   $           2,087   $       11,382
Dividend income (net of foreign withholding tax of
0; $6,265; $6,453 and $113,432; respectively) . . .           30,953            73,705              94,734        1,383,957
Income from securities lending . . . . . . . . . . .               -                 -                   -            4,668
                                                      ----------------------------------------------------------------------
Total Income . . . . . . . . . . . . . . . . . . . .          39,383            75,045              96,821        1,400,007
                                                      ----------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . .          68,218            19,030              33,707          473,192
Fund administration fees . . . . . . . . . . . . . .           5,188             3,065               3,567           43,672
Distribution fees Class II Shares. . . . . . . . . .              63               113                  27            4,875
Administrative servicing fees Class I Shares . . . .             821               235                 356                -
Administrative servicing fees Class II Shares. . . .              38                68                  16                -
Administrative servicing fees Class III Shares . . .           8,207             1,604               2,602                -
Custodian fees . . . . . . . . . . . . . . . . . . .             686               222                 331           91,676
Other. . . . . . . . . . . . . . . . . . . . . . . .           1,638               467                 938           60,635
                                                      ----------------------------------------------------------------------
Total expenses before waived or
reimbursed expenses. . . . . . . . . . . . . . . . .          84,859            24,804              41,544          674,050
Expenses waived or reimbursed. . . . . . . . . . . .               -                 -                   -           (6,953)
                                                      ----------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . . . . . . . .          84,859            24,804              41,544          667,097
                                                      ----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . . . . . . . . . . . .         (45,476)           50,241              55,277          732,910
                                                      ----------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment
 transactions. . . . . . . . . . . . . . . . . . . .       2,106,185          (104,310)            255,654       (3,254,402)
Net realized gains (losses) on foreign
currency transactions. . . . . . . . . . . . . . . .               -           (36,353)            (65,375)        (373,873)
                                                      ----------------------------------------------------------------------
Net realized gains (losses) on investment
and foreign currency transactions. . . . . . . . . .       2,106,185          (140,663)            190,279       (3,628,275)
Net change in unrealized appreciation/
Depreciation on investments
and translation of assets and liabilities
denominated in foreign currencies. . . . . . . . . .       1,292,951           578,729             541,162       13,821,145
                                                      ----------------------------------------------------------------------
Net realized/unrealized gains (losses)
on investments and foreign currencies. . . . . . . .       3,399,136           438,066             731,441       10,192,870
                                                      ----------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . . . .   $    3,353,660   $       488,307   $         786,718   $   10,925,780
                                                      ----------------------------------------------------------------------
                                                      ----------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                             GARTMORE                           GARTMORE
                                                      GVIT  NATIONWIDE  FUND               GVIT  GROWTH  FUND
                                                 -------------------------------------------------------------------
                                                    SIX MONTHS       YEAR ENDED        SIX MONTHS       YEAR ENDED
                                                  ENDED JUNE 30,    DECEMBER 31,     ENDED JUNE 30,    DECEMBER 31,
                                                       2003             2002              2003             2002
                                                 -------------------------------------------------------------------
                                                   (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . .  $     5,575,088   $   12,482,800   $       115,214   $     (76,863)
Net realized gains (losses) on
investment transactions . . . . . . . . . . . .      (23,277,751)    (111,414,770)        4,005,431     (76,317,671)
Net change in unrealized appreciation/
depreciation on investments . . . . . . . . . .      180,553,866     (185,840,181)       28,074,664     (17,627,059)
                                                 -------------------------------------------------------------------
Change in net assets resulting from operations.      162,851,203     (284,772,151)       32,195,309     (94,021,593)
                                                 -------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .       (4,859,467)     (12,476,633)           (7,521)              -

DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .           (4,571)       (2,917)(a)                -               -

DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .           (2,419)       (1,658)(b)                -               -

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .      (262,889)(c)               -         (5,468)(c)              -
                                                 -------------------------------------------------------------------
Change in net assets from
shareholder distributions . . . . . . . . . . .       (5,129,346)     (12,481,208)          (12,989)              -
                                                 -------------------------------------------------------------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .       63,231,767      137,610,346        38,381,948      38,610,530
Dividends reinvested. . . . . . . . . . . . . .        4,859,467       12,476,666             7,521               -
Cost of shares redeemed . . . . . . . . . . . .     (115,221,309)    (277,487,007)      (48,411,747)    (95,047,514)
                                                 -------------------------------------------------------------------
                                                     (47,130,075)    (127,399,995)      (10,022,278)    (56,436,984)
                                                 -------------------------------------------------------------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .        1,314,692       813,877 (a)                -               -
Dividends reinvested. . . . . . . . . . . . . .            4,571         2,917 (a)                -               -
Cost of shares redeemed . . . . . . . . . . . .          (77,579)      (33,106)(a)                -               -
                                                 -------------------------------------------------------------------
                                                       1,241,684          783,688                 -               -
                                                 -------------------------------------------------------------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .          868,401       435,071 (b)                -               -
Dividends reinvested. . . . . . . . . . . . . .            2,419         1,658 (b)                -               -
Cost of shares redeemed . . . . . . . . . . . .         (252,912)      (33,639)(b)                -               -
                                                 -------------------------------------------------------------------
                                                         617,908          403,090                 -               -
                                                 -------------------------------------------------------------------
CLASS IV CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .     1,152,565 (c)               -      3,808,357 (c)              -
Proceeds from shares issued in
connection with merger. . . . . . . . . . . . .      146,829,542                -        30,711,320               -
Dividends reinvested. . . . . . . . . . . . . .       262,889 (c)               -          5,468 (c)              -
Cost of shares redeemed . . . . . . . . . . . .    (4,284,236)(c)               -     (7,172,590)(c)              -
                                                 -------------------------------------------------------------------
                                                     143,960,760                -        27,352,555               -
                                                 -------------------------------------------------------------------
Change in net assets from
capital transactions. . . . . . . . . . . . . .       98,690,277     (126,213,217)       17,330,277     (56,436,984)
                                                 -------------------------------------------------------------------
Change in net assets. . . . . . . . . . . . . .      256,412,134     (423,466,576)       49,512,597    (150,458,577)

NET ASSETS:
Beginning of period . . . . . . . . . . . . . .    1,253,849,655    1,677,316,231       201,688,920     352,147,497
                                                 -------------------------------------------------------------------
End of period . . . . . . . . . . . . . . . . .  $ 1,510,261,789   $1,253,849,655   $   251,201,517   $ 201,688,920
                                                 -------------------------------------------------------------------
                                                 -------------------------------------------------------------------

See  footnotes  on  page  110.     (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                                             GARTMORE                        GARTMORE
                                      GVIT  NATIONWIDE  FUND            GVIT  GROWTH  FUND
                                ----------------------------------------------------------------
                                    SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                       2003            2002            2003            2002
                                ----------------------------------------------------------------
                                    (UNAUDITED)                     (UNAUDITED)

CLASS I SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .       7,953,279     14,947,244        4,951,524      4,347,905
Reinvested . . . . . . . . . . .         576,700      1,458,099              869              -
Redeemed . . . . . . . . . . . .     (14,216,448)   (31,410,086)      (6,199,869)   (10,907,126)
                                ----------------------------------------------------------------
                                      (5,686,469)   (15,004,743)      (1,247,476)    (6,559,221)
                                ----------------------------------------------------------------
CLASS II SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .         157,121      98,179 (a)               -              -
Reinvested . . . . . . . . . . .             536         366 (a)               -              -
Redeemed . . . . . . . . . . . .          (8,940)     (4,086)(a)               -              -
                                ----------------------------------------------------------------
                                         148,717         94,459                -              -
                                ----------------------------------------------------------------
CLASS III SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .         103,589      52,954 (b)               -              -
Reinvested . . . . . . . . . . .             275         206 (b)               -              -
Redeemed . . . . . . . . . . . .         (32,431)     (4,007)(b)               -              -
                                ----------------------------------------------------------------
                                          71,433         49,153                -              -
                                ----------------------------------------------------------------
CLASS IV SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .      128,926 (c)             -       452,537 (c)             -
Issued in connection with merger      17,696,964              -        3,889,915              -
Reinvested . . . . . . . . . . .       28,857 (c)             -           631 (c)             -
Redeemed . . . . . . . . . . . .     (483,928)(c)             -      (864,055)(c)             -
                                ----------------------------------------------------------------
                                      17,370,819              -        3,479,028              -
                                ----------------------------------------------------------------

(a) For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                             GARTMORE                               GVIT
                                                   GVIT  GOVERNMENT  BOND  FUND             SMALL  COMPANY  FUND
                                                -------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR ENDED        SIX MONTHS            YEAR ENDED
                                                  ENDED JUNE 30,    DECEMBER 31,     ENDED JUNE 30,         DECEMBER 31,
                                                       2003             2002              2003                  2002
                                                -------------------------------------------------------------------------
                                                   (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . .  $    42,238,923   $   74,038,513   $      (660,548)       $  (2,217,644)
Net realized gains (losses) on investment
and foreign currency transactions . . . . . . .       24,809,069       16,994,408       (10,324,571)         (48,480,330)
Net change in unrealized appreciation/
depreciation on investments and
translation of assets and liabilities
denominated in foreign currencies . . . . . . .       (1,624,028)      77,111,343        99,228,280          (77,409,137)
                                                -------------------------------------------------------------------------
Change in net assets resulting from operations.       65,423,964      168,144,264        88,243,161         (128,107,111)
                                                -------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .      (39,455,644)     (74,073,271)                -                    -
Net realized gains on investments . . . . . . .       (2,616,610)     (15,377,853)                -                    -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .         (388,239)     (143,034)(a)                -                    -
Net realized gains on investments . . . . . . .          (26,042)      (70,633)(a)                -                    -

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .         (245,992)      (97,299)(b)                -                    -
Net realized gains on investments . . . . . . .          (16,120)      (53,766)(b)                -                    -

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .      (758,051)(c)               -                 -                    -
                                                -------------------------------------------------------------------------
Change in net assets from
shareholder distributions . . . . . . . . . . .      (43,506,698)     (89,815,856)                -                    -
                                                -------------------------------------------------------------------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .      238,886,015      981,386,422       127,793,030          376,772,376
Dividends reinvested. . . . . . . . . . . . . .       42,072,254       89,450,902                 -                    -
Cost of shares redeemed . . . . . . . . . . . .     (322,146,165)    (468,295,642)     (148,180,345)        (430,466,599)
                                                -------------------------------------------------------------------------
                                                     (41,187,896)     602,541,682       (20,387,315)         (53,694,223)
                                                -------------------------------------------------------------------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .       14,106,601     9,956,335 (a)        8,251,948         2,603,105 (d)
Dividends reinvested. . . . . . . . . . . . . .          414,281       213,666 (a)                -                    -
Cost of shares redeemed . . . . . . . . . . . .         (798,297)      (35,178)(a)       (4,839,693)         (111,650)(d)
                                                -------------------------------------------------------------------------
                                                      13,722,585       10,134,823         3,412,255            2,491,455
                                                -------------------------------------------------------------------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .        9,425,105     8,679,378 (b)          162,826               57,955
Dividends reinvested. . . . . . . . . . . . . .          262,111       151,064 (b)                -                    -
Cost of shares redeemed . . . . . . . . . . . .       (1,120,843)   (1,252,341)(b)          (18,083)              (4,147)
                                                -------------------------------------------------------------------------
                                                       8,566,373        7,578,101           144,743               53,808
                                                -------------------------------------------------------------------------
CLASS IV CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .     2,482,431 (c)               -        770,217 (c)                   -
Proceeds from shares issued in
connection with merger. . . . . . . . . . . . .       71,183,753                -        35,126,129                    -
Dividends reinvested. . . . . . . . . . . . . .       758,051 (c)               -                 -                    -
Cost of shares redeemed . . . . . . . . . . . .    (2,237,311)(c)               -     (1,313,768)(c)    -
                                                -------------------------------------------------------------------------
                                                      72,186,924                -        34,582,578                    -
                                                -------------------------------------------------------------------------
Change in net assets from
capital transactions . . . . . . . . . . . . .        53,287,986      620,254,606        17,752,261          (51,148,960)
                                                -------------------------------------------------------------------------
Change in net assets. . . . . . . . . . . . . .       75,205,252      698,583,014       105,995,422         (179,256,071)

NET ASSETS:
Beginning of period . . . . . . . . . . . . . .    2,000,411,250    1,301,828,236       564,212,232          743,468,303
                                                -------------------------------------------------------------------------
End of period . . . . . . . . . . . . . . . . .  $ 2,075,616,502   $2,000,411,250   $   670,207,654        $ 564,212,232
                                                -------------------------------------------------------------------------
                                                -------------------------------------------------------------------------

See  footnotes  on  page  112.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                                                GARTMORE                                    GVIT
                                        GVIT  GOVERNMENT  BOND  FUND                SMALL  COMPANY  FUND
                                  --------------------------------------------------------------------------
                                    SIX MONTHS              YEAR ENDED            SIX MONTHS     YEAR ENDED
                                  ENDED JUNE 30,   DECEMBER 31, ENDED JUNE 30,   DECEMBER 31,
                                       2003                    2002                  2003           2002
                                  --------------------------------------------------------------------------
                                    (UNAUDITED)                                   (UNAUDITED)
CLASS I SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .      19,410,549                    81,360,454      8,120,751    21,316,931
Reinvested . . . . . . . . . . .       3,409,174                     7,411,670              -             -
Redeemed . . . . . . . . . . . .     (26,059,873)                  (38,878,138)    (9,400,877)  (24,749,334)
                                  --------------------------------------------------------------------------
                                      (3,240,150)                   49,893,986     (1,280,126)   (3,432,403)
                                  --------------------------------------------------------------------------
CLASS II SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .       1,146,072                    810,181 (a)       521,058    158,204 (d)
Reinvested . . . . . . . . . . .          33,559                     17,383 (a)             -             -
Redeemed . . . . . . . . . . . .         (64,348)                    (2,883)(a)      (308,245)    (7,123)(d)
                                  --------------------------------------------------------------------------
                                       1,115,283                       824,681        212,813       151,081
                                  --------------------------------------------------------------------------
CLASS III SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .         764,329                    711,849 (b)        10,183         3,599
Reinvested . . . . . . . . . . .          21,232                     12,295 (b)             -             -
Redeemed . . . . . . . . . . . .         (90,223)                  (102,942)(b)        (1,055)         (271)
                                  --------------------------------------------------------------------------
                                         695,338                       621,202          9,128         3,328
                                  --------------------------------------------------------------------------
CLASS IV SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .      198,630 (c)                            -      44,766 (c)            -
Issued in connection with merger       5,789,853                             -      2,250,088             -
Reinvested . . . . . . . . . . .       60,644 (c)                            -              -             -
Redeemed . . . . . . . . . . . .     (178,729)(c)                            -     (76,587)(c)            -
                                  --------------------------------------------------------------------------
                                       5,870,398                             -      2,218,267             -
                                  --------------------------------------------------------------------------

(a) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(d) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                             GARTMORE                            GARTMORE
                                     GVIT  MONEY  MARKET  FUND         GVIT  MONEY  MARKET  FUND  II
                                ---------------------------------------------------------------------
                                   SIX MONTHS        YEAR ENDED         SIX MONTHS       YEAR ENDED
                                 ENDED JUNE 30,     DECEMBER 31,      ENDED JUNE 30,    DECEMBER 31,
                                      2003              2002               2003             2002
                                ---------------------------------------------------------------------
                                  (UNAUDITED)                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income. . . . .  $    10,122,327   $     34,554,789   $       159,748   $     400,151
Net realized gains (losses) on
investment transactions . . .           (30,384)            (5,268)                -             (39)
                                ---------------------------------------------------------------------
Change in net assets resulting
from operations. . . . . . . .       10,091,943         34,549,521           159,748         400,112
                                ---------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM*:
Net investment income. . . . .       (8,407,147)       (34,104,582)         (159,748)       (400,151)

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income. . . . .      (184,628)(a)                 -                 -               -

DISTRIBUTIONS TO CLASS V
SHAREHOLDERS FROM:
Net investment income. . . . .       (1,530,552)       (450,207)(b)                -               -
                                ---------------------------------------------------------------------
Change in net assets from
shareholder distributions. . .      (10,122,327)       (34,554,789)         (159,748)       (400,151)
                                ---------------------------------------------------------------------
CLASS I CAPITAL TRANSACTIONS*:
Proceeds from shares issued. .    2,737,827,122      9,878,027,628       238,363,198     456,253,029
Dividends reinvested . . . . .        9,340,862         35,997,623           160,793         394,299
Cost of shares redeemed. . . .   (3,145,850,008)   (10,346,590,868)     (210,541,783)   (384,016,848)
                                ---------------------------------------------------------------------
                                   (398,682,024)      (432,565,617)       27,982,208      72,630,480
                                ---------------------------------------------------------------------
CLASS IV CAPITAL TRANSACTIONS:
Proceeds from shares issued. .    17,590,665 (a)                 -                 -               -
Proceeds from shares issued
in connection with merger. . .      131,179,154                  -                 -               -
Dividends reinvested . . . . .       182,885 (a)                 -                 -               -
Cost of shares redeemed. . . .   (23,611,793)(a)                 -                 -               -
                                ---------------------------------------------------------------------
                                    125,340,911                  -                 -               -
                                ---------------------------------------------------------------------
CLASS V CAPITAL TRANSACTIONS:
Proceeds from shares issued. .      213,466,555     340,292,608 (b)                -               -
Dividends reinvested . . . . .        1,556,159         199,194 (b)                -               -
Cost of shares redeemed. . . .     (152,782,648)    (15,542,238)(b)                -               -
                                ---------------------------------------------------------------------
                                     62,240,066        324,949,564                 -               -
                                ---------------------------------------------------------------------
Change in net assets from
capital transactions . . . . .     (211,101,047)      (107,616,053)       27,982,208      72,630,480
                                ---------------------------------------------------------------------
Change in net assets . . . . .     (211,131,431)      (107,621,321)       27,982,208      72,630,441

NET ASSETS:
Beginning of period. . . . . .    2,761,732,439      2,869,353,760       110,041,198      37,410,757
                                ---------------------------------------------------------------------
End of period. . . . . . . . .  $ 2,550,601,008   $  2,761,732,439   $   138,023,406   $ 110,041,198
                                ---------------------------------------------------------------------
                                ---------------------------------------------------------------------

See  footnotes  on  page  114.     (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                                              GARTMORE                          GARTMORE
                                      GVIT  MONEY  MARKET  FUND      GVIT  MONEY  MARKET  FUND  II
                                 ------------------------------------------------------------------
                                    SIX MONTHS        YEAR ENDED       SIX MONTHS      YEAR ENDED
                                  ENDED JUNE 30,     DECEMBER 31,    ENDED JUNE 30,   DECEMBER 31,
                                       2003              2002             2003            2002
                                 ------------------------------------------------------------------
                                    (UNAUDITED)                        (UNAUDITED)
CLASS I SHARE TRANSACTIONS: *
Issued . . . . . . . . . . . . .   2,737,827,122     9,878,027,627      238,363,197    456,253,028
Reinvested . . . . . . . . . . .       9,340,862        35,997,623          160,793        394,299
Redeemed . . . . . . . . . . . .  (3,145,850,008)  (10,346,590,868)    (210,541,783)  (384,016,847)
                                 ------------------------------------------------------------------
                                    (398,682,024)     (432,565,618)      27,982,207     72,630,480
                                 ------------------------------------------------------------------
CLASS IV SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .   17,590,665 (a)                -                -              -
Issued in connection with merger     131,179,504                 -                -              -
Reinvested . . . . . . . . . . .      182,884 (a)                -                -              -
Redeemed . . . . . . . . . . . .  (23,611,793)(a)                -                -              -
                                 ------------------------------------------------------------------
                                     125,341,260                 -                -              -
                                 ------------------------------------------------------------------
CLASS V SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .     213,466,555    340,292,608 (b)               -              -
Reinvested . . . . . . . . . . .       1,556,159        199,194 (b)               -              -
Redeemed . . . . . . . . . . . .    (152,782,648)   (15,542,238)(b)               -              -
                                 ------------------------------------------------------------------
                                      62,240,066       324,949,564                -              -
                                 ------------------------------------------------------------------

*    Gartmore  GVIT  Money  Market  Fund  II  shares  have no class designation.
(a) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(b) For the period from October 21, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     J.P.  MORGAN                      GARTMORE  GVIT                   NATIONWIDE  GVIT
                                  GVIT  BALANCED  FUND              MID  CAP  GROWTH FUND             STRATEGIC  VALUE  FUND
                            -----------------------------------------------------------------------------------------------------
                               SIX MONTHS       YEAR ENDED       SIX MONTHS        YEAR ENDED       SIX MONTHS       YEAR ENDED
                             ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,     DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                  2003             2002           2003 (A)            2002             2003             2002
                            -----------------------------------------------------------------------------------------------------
                              (UNAUDITED)                        (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment
income (loss). . . . . . .  $     1,584,253   $   3,288,111   $       (316,965)  $    (516,804)  $         4,245   $       5,478
Net realized gains
(losses) on investment,
futures and foreign
currency transactions. . .       (1,538,320)    (14,719,903)         8,745,581     (17,439,012)         (500,654)     (3,431,912)
Net change in unrealized
appreciation/depreciation
on investments and
futures. . . . . . . . . .       16,165,173      (8,664,456)        20,020,815      (4,320,109)        2,346,598      (2,062,489)
                            -----------------------------------------------------------------------------------------------------
Change in net assets
resulting from
operations . . . . . . . .       16,211,106     (20,096,248)        28,449,431     (22,275,925)        1,850,189      (5,488,923)
                            -----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . .       (1,283,560)     (3,279,433)                 -               -            (5,146)         (5,455)

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income. . .         (239,684)              -                  -               -                 -               -
Net realized gains on
investments. . . . . . . .                -               -                  -        (452,788)                -               -
                            -----------------------------------------------------------------------------------------------------
Change in net assets
from shareholder
distributions. . . . . . .       (1,523,244)     (3,279,433)                 -        (452,788)           (5,146)         (5,455)
                            -----------------------------------------------------------------------------------------------------
CLASS I CAPITAL
TRANSACTIONS:
Proceeds from shares
issued . . . . . . . . . .       11,520,866      33,511,764      33,086,909 (b)              -         1,171,941       2,809,971
Proceeds from shares
issued in connection
with merger. . . . . . . .                -               -        105,382,691               -                 -               -
Dividends reinvested . . .        1,283,560       3,279,436                  -               -             5,145           5,455
Cost of shares
redeemed . . . . . . . . .      (11,015,067)    (16,001,673)   (24,478,306) (b)              -        (2,175,333)     (6,500,641)
                            -----------------------------------------------------------------------------------------------------
                                  1,789,359      20,789,527        113,991,294               -          (998,247)     (3,685,215)
                            -----------------------------------------------------------------------------------------------------
CLASS II CAPITAL
TRANSACTIONS:
Proceeds from shares
 issued. . . . . . . . . .                -               -          34,902 (b)              -                 -               -
Cost of shares
redeemed . . . . . . . . .                -               -              (4)(b)              -                 -               -
                            -----------------------------------------------------------------------------------------------------
                                          -               -             34,898               -                 -               -
                            -----------------------------------------------------------------------------------------------------
CLASS III CAPITAL
TRANSACTIONS:
Proceeds from shares
issued. . . . . . . . . .                 -               -         211,993 (b)              -                 -               -
Proceeds from shares
issued in connection
with merger. . . . . . . .                -               -            145,511               -                 -               -
Cost of shares
redeemed . . . . . . . . .                -               -        (224,678)(b)              -                 -               -
                            -----------------------------------------------------------------------------------------------------
                                          -               -            132,826               -                 -               -
                            -----------------------------------------------------------------------------------------------------
CLASS IV CAPITAL
TRANSACTIONS:
Proceeds from shares
issued. . . . . . . . . .      1,544,813 (b)              -          3,757,718      11,467,739                 -               -
Proceeds from shares
issued in connection
with merger. . . . . . . .       59,267,431               -                  -               -                 -               -
Dividends reinvested . . .       239,684 (b)              -                  -         452,788                 -               -
Cost of shares
redeemed . . . . . . . . .   (1,847,687) (b)              -         (5,627,567)    (16,737,019)                -               -
                            -----------------------------------------------------------------------------------------------------
                                 59,204,241               -         (1,869,849)     (4,816,492)                -               -
                            -----------------------------------------------------------------------------------------------------
Change in net assets
from capital
transactions . . . . . . .       60,993,600      20,789,527        112,289,169      (4,816,492)         (998,247)     (3,685,215)
                            -----------------------------------------------------------------------------------------------------
Change in
net assets . . . . . . . .       75,681,462      (2,586,154)       140,738,600     (27,545,205)          846,796      (9,179,593)
                            -----------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of
period . . . . . . . . . .      147,288,985     149,875,139         70,668,774      98,213,979        13,559,815      22,739,408
                            -----------------------------------------------------------------------------------------------------
End of period. . . . . . .  $   222,970,447   $ 147,288,985   $    211,407,374   $  70,668,774   $    14,406,611   $  13,559,815
                            -----------------------------------------------------------------------------------------------------
                            -----------------------------------------------------------------------------------------------------

See  footnotes  on  page  116.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                                           J.P.  MORGAN                  GARTMORE  GVIT                  NATIONWIDE  GVIT
                                       GVIT  BALANCED  FUND           MID  CAP  GROWTH  FUND          STRATEGIC  VALUE  FUND
                                  ----------------------------------------------------------------------------------------------
                                    SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                       2003            2002          2003 (A)          2002            2003            2002
                                  ----------------------------------------------------------------------------------------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
CLASS I SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .       1,395,243      3,861,150     1,828,990 (b)             -          160,656        329,020
Issued in connection with merger               -              -        6,376,823              -                -              -
Reinvested . . . . . . . . . . .         154,643        392,585                -              -              728            762
Redeemed . . . . . . . . . . . .      (1,344,776)    (1,927,041)   (1,373,592)(b)             -         (300,096)      (802,833)
                                  ----------------------------------------------------------------------------------------------
                                         205,110      2,326,694        6,832,221              -         (138,712)      (473,051)
                                  ----------------------------------------------------------------------------------------------
CLASS II SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .               -              -         1,865 (b)             -                -              -
                                  ----------------------------------------------------------------------------------------------
                                               -              -            1,865              -                -              -
                                  ----------------------------------------------------------------------------------------------
CLASS III SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .               -              -        11,562 (b)             -                -              -
Issued in connection with merger               -              -            8,805              -                -              -
Redeemed . . . . . . . . . . . .               -              -       (11,998)(b)             -                -              -
                                  ----------------------------------------------------------------------------------------------
                                               -              -            8,369              -                -              -
                                  ----------------------------------------------------------------------------------------------
CLASS IV SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .      180,716 (b)             -          224,277        647,097                -              -
Issued in connection with merger       7,199,989              -                -              -                -              -
Reinvested . . . . . . . . . . .       27,455 (b)             -                -         23,066                -              -
Redeemed . . . . . . . . . . . .     (215,026)(b)             -         (356,861)    (1,008,324)               -              -
                                  ----------------------------------------------------------------------------------------------
                                       7,193,134              -         (132,584)      (338,161)               -              -
                                  ----------------------------------------------------------------------------------------------

(a) Effective April 28, 2003, upon reorganization of Market Street Mid Cap Growth Fund, the existing shares of the Fund were designated Class IV shares of the Gartmore GVIT Mid Cap Growth Fund.
(b) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        COMSTOCK                       FEDERATED  GVIT                       GVIT
                                   GVIT  VALUE  FUND               HIGH  INCOME  BOND FUND           EQUITY 500  INDEX  FUND
                            ----------------------------------------------------------------------------------------------------
                               SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
                             ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                  2003             2002             2003             2002           2003 (A)           2002
                            ----------------------------------------------------------------------------------------------------
                              (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment
income (loss). . . . . . .  $       432,075   $     594,225   $     7,701,748   $  12,104,412   $     1,752,054   $   3,669,931
Net realized gains
(losses) on investment
and futures transactions .          (73,777)    (13,926,705)       (3,284,903)     (9,438,861)       (6,783,216)    (32,951,237)
Net change in unrealized
appreciation/depreciation
on investments and
futures. . . . . . . . . .        9,194,697         522,771        19,656,287       1,760,670        31,183,384     (43,019,963)
                            ----------------------------------------------------------------------------------------------------
Change in net assets
resulting from
operations . . . . . . . .        9,552,995     (12,809,709)       24,073,132       4,426,221        26,152,222     (72,301,269)
                            ----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . .         (277,498)       (607,204)       (7,338,995)    (12,077,873)                -               -
DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income. . .         (544) (b)              -                 -               -                 -               -

DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income. . .     (141,512) (c)              -                 -               -        (4,701,755)     (3,532,315)
                            ----------------------------------------------------------------------------------------------------
Change in net assets
from shareholder
distributions. . . . . . .         (419,554)       (607,204)       (7,338,995)    (12,077,873)       (4,701,755)     (3,532,315)
                            ----------------------------------------------------------------------------------------------------
CLASS I CAPITAL
TRANSACTIONS:
Proceeds from shares
issued. . . . . . . . . .        12,391,763      30,593,748       112,441,476     132,393,865                 -               -
Dividends reinvested . . .          277,497         607,206         7,338,987      12,077,888                 -               -
Cost of shares
redeemed. . . . . . . . .        (9,714,522)    (31,208,642)      (67,394,092)    (88,108,577)                -               -
                            ----------------------------------------------------------------------------------------------------
                                  2,954,738          (7,688)       52,386,371      56,363,176                 -               -
                            ----------------------------------------------------------------------------------------------------
CLASS II CAPITAL
TRANSACTIONS:
Proceeds from shares
issued . . . . . . . . . .       216,090 (b)              -                 -               -                 -               -
Dividends reinvested . . .           544 (b)              -                 -               -                 -               -
Cost of shares
redeemed . . . . . . . . .          (287)(b)              -                 -               -                 -               -
                            ----------------------------------------------------------------------------------------------------
                                    216,347               -                 -               -                 -               -
                            ----------------------------------------------------------------------------------------------------
CLASS IV CAPITAL
TRANSACTIONS:
Proceeds from
shares issued . . . . . . .      811,866 (c)              -                 -               -         9,957,126      65,025,442
Proceeds from shares
issued in connection
with merger. . . . . . . .       38,687,395               -                 -               -                 -               -
Dividends reinvested . . .       141,512 (c)              -                 -               -         4,701,733       3,532,315
Cost of shares redeemed. .    (1,558,199)(c)              -                 -               -       (20,403,765)    (81,677,549)
                            ----------------------------------------------------------------------------------------------------
                                 38,082,574               -                 -               -        (5,744,906)    (13,119,792)
                            ----------------------------------------------------------------------------------------------------
Change in net assets
from capital
transactions . . . . . . .       41,253,659          (7,688)       52,386,371      56,363,176        (5,744,906)    (13,119,792)
                            ----------------------------------------------------------------------------------------------------
Change in net assets . . .       50,387,100     (13,424,601)       69,120,508      48,711,524        15,705,561     (88,953,376)

NET ASSETS:
Beginning of
period . . . . . . . . . .       39,423,649      52,848,250       162,733,245     114,021,721       235,961,405     324,914,781
                            ----------------------------------------------------------------------------------------------------
End of period. . . . . . .  $    89,810,749   $  39,423,649   $   231,853,753   $ 162,733,245   $   251,666,966   $ 235,961,405
                            ----------------------------------------------------------------------------------------------------
                            ----------------------------------------------------------------------------------------------------

See  footnotes  on  page  118.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                                             COMSTOCK                     FEDERATED  GVIT                    GVIT
                                        GVIT  VALUE  FUND            HIGH  INCOME  BOND  FUND        EQUITY  500  INDEX  FUND
                                  ----------------------------------------------------------------------------------------------
                                    SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                       2003            2002            2003            2002          2003 (A)          2002
                                  ----------------------------------------------------------------------------------------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
CLASS I SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .       1,568,982      3,911,863       15,163,957     18,159,360                -              -
Reinvested . . . . . . . . . . .          34,587         71,697          979,170      1,681,418                -              -
Redeemed . . . . . . . . . . . .      (1,271,493)    (3,926,471)      (9,157,070)   (12,128,179)               -              -
                                  ----------------------------------------------------------------------------------------------
                                         332,076         57,089        6,986,057      7,712,599                -              -
                                  ----------------------------------------------------------------------------------------------
CLASS II SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .       24,847 (b)             -                -              -                -              -
Reinvested . . . . . . . . . . .           63 (b)             -                -              -                -              -
Redeemed . . . . . . . . . . . .          (33)(b)             -                -              -                -              -
                                  ----------------------------------------------------------------------------------------------
                                          24,877              -                -              -                -              -
                                  ----------------------------------------------------------------------------------------------
CLASS IV SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .       95,922 (c)             -                -              -        1,588,341      8,987,017
Issued in connection with merger       4,988,136              -                -              -                -              -
Reinvested . . . . . . . . . . .       16,417 (c)             -                -              -          738,105        436,627
Redeemed . . . . . . . . . . . .     (183,702)(c)             -                -              -       (3,279,662)   (11,604,996)
                                  ----------------------------------------------------------------------------------------------
                                       4,916,773              -                -              -         (953,216)    (2,181,352)
                                  ----------------------------------------------------------------------------------------------

(a) Effective April 28, 2003, upon reorganization of Market Street Equity 500 Index Fund, the existing shares of the Fund were designated Class IV shares of the GVIT Equity 500 Index Fund.
(b) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   VAN  KAMPEN  GVIT                       GVIT
                                                MULTI  SECTOR  BOND  FUND         SMALL  CAP  VALUE  FUND
                                            ------------------------------------------------------------------
                                               SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
                                             ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                                  2003             2002             2003             2002
                                            ------------------------------------------------------------------
                                              (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . .  $     4,176,612   $   8,685,225   $      (136,685)  $      56,128
Net realized gains (losses) on
investment, futures and foreign
currency transactions. . . . . . . . . . .          715,506      (4,017,056)      (37,798,822)   (104,033,638)
Net change in unrealized appreciation/
depreciation on investments, futures
and translation of assets and liabilities
denomintated in foreign currencies . . . .       11,992,015       8,153,719       126,071,808    (104,846,114)
                                            ------------------------------------------------------------------
Change in net assets resulting
from operations. . . . . . . . . . . . . .       16,884,133      12,821,888        88,136,301    (208,823,624)
                                            ------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . .       (6,068,282)    (10,400,483)           (2,654)        (53,460)
Net realized gains on investments. . . . .                -               -                 -     (15,376,195)

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net realized gains on investments. . . . .                -               -                 -       (5,349)(a)

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . .                -               -                (4)         (25)(b)
Net realized gains on investments. . . . .                -               -                 -          (70)(b)
                                            ------------------------------------------------------------------
Change in net assets from
shareholder distributions. . . . . . . . .       (6,068,282)    (10,400,483)           (2,658)    (15,435,099)
                                            ------------------------------------------------------------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . .       67,831,854     123,291,779       118,094,049     344,989,197
Dividends reinvested . . . . . . . . . . .        6,068,282      10,400,484             2,618      15,429,655
Cost of shares redeemed. . . . . . . . . .      (61,490,613)   (104,157,671)     (140,564,942)   (366,908,980)
                                            ------------------------------------------------------------------
                                                 12,409,523      29,534,592       (22,468,275)     (6,490,128)
                                            ------------------------------------------------------------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . .                -               -         2,490,570    1,686,153 (a)
Dividends reinvested . . . . . . . . . . .                -               -                 -        5,349 (a)
Cost of shares redeemed. . . . . . . . . .                -               -          (346,975)    (167,141)(a)
                                            ------------------------------------------------------------------
                                                          -               -         2,143,595       1,524,361
                                            ------------------------------------------------------------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . .                -               -           121,487       75,624 (b)
Dividends reinvested . . . . . . . . . . .                -               -                 4           95 (b)
Cost of shares redeemed. . . . . . . . . .                -               -           (35,902)     (11,842)(b)
                                            ------------------------------------------------------------------
                                                          -               -            85,589          63,877
                                            ------------------------------------------------------------------
CLASS IV CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . .                -               -      2,074,845 (c)              -
Proceeds from shares issued
in connection with merger. . . . . . . . .                -               -        38,499,981               -
Cost of shares redeemed. . . . . . . . . .                -               -       (959,870)(c)              -
                                            ------------------------------------------------------------------
                                                          -               -        39,614,956               -
                                            ------------------------------------------------------------------
Change in net assets from
capital transactions . . . . . . . . . . .       12,409,523      29,534,592        19,375,865      (4,901,890)
                                            ------------------------------------------------------------------
Change in net assets . . . . . . . . . . .       23,225,374      31,955,997       107,509,508    (229,160,613)

NET ASSETS:
Beginning of period. . . . . . . . . . . .      209,279,654     177,323,657       468,699,733     697,860,346
                                            ------------------------------------------------------------------
End of period. . . . . . . . . . . . . . .  $   232,505,028   $ 209,279,654   $   576,209,241   $ 468,699,733
                                            ------------------------------------------------------------------
                                            ------------------------------------------------------------------

See  footnotes  on  page  120.     (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                                        VAN  KAMPEN  GVIT                     GVIT
                                    MULTI  SECTOR  BOND  FUND         SMALL  CAP  VALUE  FUND
                                  --------------------------------------------------------------
                                    SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                       2003            2002            2003            2002
                                  --------------------------------------------------------------
                                    (UNAUDITED)                     (UNAUDITED)
CLASS I SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .       7,144,217     13,414,020       14,981,954     37,449,189
Reinvested . . . . . . . . . . .         638,291      1,142,155              374      1,740,829
Redeemed . . . . . . . . . . . .      (6,447,539)   (11,400,171)     (18,577,493)   (43,216,498)
                                  --------------------------------------------------------------
                                       1,334,969      3,156,004       (3,595,165)    (4,026,480)
                                  --------------------------------------------------------------
CLASS II SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .               -              -          317,683     221,957 (a)
Reinvested . . . . . . . . . . .               -              -                -         603 (a)
Redeemed . . . . . . . . . . . .               -              -          (45,094)    (22,860)(a)
                                  --------------------------------------------------------------
                                               -              -          272,589        199,700
                                  --------------------------------------------------------------
CLASS III SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .               -              -           15,052       9,912 (b)
Reinvested . . . . . . . . . . .               -              -                1          11 (b)
Redeemed . . . . . . . . . . . .               -              -           (4,810)     (1,412)(b)
                                  --------------------------------------------------------------
                                               -              -           10,243          8,511
                                  --------------------------------------------------------------
CLASS IV SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . .               -              -       250,200 (c)             -
Issued in connection with merger               -              -        5,139,972              -
Redeemed . . . . . . . . . . . .               -              -      (114,911)(c)             -
                                  --------------------------------------------------------------
                                               -              -        5,275,261              -
                                  --------------------------------------------------------------

(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                           GVIT                         GARTMORE  GVIT
                                                   SMALL  CAP  GROWTH  FUND        WORLDWIDE  LEADERS  FUND
                                                 -------------------------------------------------------------
                                                  SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                     ENDED          ENDED           ENDED           ENDED
                                                   JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                     2003            2002            2003            2002
                                                 -------------------------------------------------------------
                                                  (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . .  $   (540,730)  $  (1,193,130)  $     131,943   $     134,526
Net realized gains (losses)
on investment, futures and foreign
currency transactions . . . . . . . . . . . . .    (7,271,713)    (30,548,275)        291,504      (9,332,279)
Net change in unrealized appreciation/
depreciation on investments
and translation of assets and liabilities
denominated in foreign currencies . . . . . . .    24,112,878     (17,877,984)      2,150,997         921,975
                                                 -------------------------------------------------------------
Change in net assets resulting from operations.    16,300,435     (49,619,389)      2,574,444      (8,275,778)
                                                 -------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .             -               -               -        (542,428)
Tax return of capital . . . . . . . . . . . . .             -               -               -        (177,521)
                                                 -------------------------------------------------------------
Change in net assets from
shareholder distributions . . . . . . . . . . .             -               -               -        (719,949)
                                                 -------------------------------------------------------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .    76,568,692     148,054,453      65,336,764     211,434,949
Dividends reinvested. . . . . . . . . . . . . .             -               -               -         719,948
Cost of shares redeemed . . . . . . . . . . . .   (71,311,494)   (142,270,002)    (69,209,913)   (247,161,392)
                                                 -------------------------------------------------------------
                                                    5,257,198       5,784,451      (3,873,149)    (35,006,495)
                                                 -------------------------------------------------------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .     7,893,539    2,258,083 (a)              -               -
Cost of shares redeemed . . . . . . . . . . . .    (6,200,879)    (450,131)(a)              -               -
                                                 -------------------------------------------------------------
                                                    1,692,660       1,807,952               -               -
                                                 -------------------------------------------------------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .       728,410       88,971 (b)   1,879,959 (c)              -
Cost of shares redeemed . . . . . . . . . . . .      (540,742)     (66,742)(b)         (58)(c)              -
                                                 -------------------------------------------------------------
                                                      187,668          22,229       1,879,901               -
                                                 -------------------------------------------------------------
Change in net assets from
capital transactions. . . . . . . . . . . . . .     7,137,526       7,614,632      (1,993,248)    (35,006,495)
                                                 -------------------------------------------------------------
Change in net assets. . . . . . . . . . . . . .    23,437,961     (42,004,757)        581,196     (44,002,222)

NET ASSETS:
Beginning of period . . . . . . . . . . . . . .   101,977,298     143,982,055      26,466,534      70,468,756
                                                 -------------------------------------------------------------
End of period . . . . . . . . . . . . . . . . .  $125,415,259   $ 101,977,298   $  27,047,730   $  26,466,534
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

CLASS I SHARE TRANSACTIONS:
Issued. . . . . . . . . . . . . . . . . . . . .     7,597,847      12,985,558       9,838,038      26,693,136
Reinvested. . . . . . . . . . . . . . . . . . .             -               -               -          80,083
Redeemed. . . . . . . . . . . . . . . . . . . .    (7,141,120)    (12,545,395)    (10,355,525)    (30,506,179)
                                                 -------------------------------------------------------------
                                                      456,727         440,163        (517,487)     (3,732,960)
                                                 -------------------------------------------------------------
CLASS II SHARE TRANSACTIONS:
Issued. . . . . . . . . . . . . . . . . . . . .       784,215      215,755 (a)              -               -
Redeemed. . . . . . . . . . . . . . . . . . . .      (611,714)     (44,319)(a)              -               -
                                                 -------------------------------------------------------------
                                                      172,501         171,436               -               -
                                                 -------------------------------------------------------------
CLASS III SHARE TRANSACTIONS:
Issued. . . . . . . . . . . . . . . . . . . . .        70,329        8,895 (b)     259,082 (c)              -
Redeemed. . . . . . . . . . . . . . . . . . . .       (52,119)      (7,077)(b)          (8)(c)              -
                                                 -------------------------------------------------------------
                                                       18,210           1,818         259,074               -
                                                 -------------------------------------------------------------

(a) For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 2, 2003 (commencement of operations) through June 30, 2003.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                  DREYFUS  GVIT                 TURNER  GVIT
                                              MID  CAP  INDEX  FUND          GROWTH  FOCUS  FUND
                                            ---------------------------------------------------- -------
                                             SIX MONTHS         YEAR        SIX MONTHS        YEAR
                                                ENDED          ENDED          ENDED           ENDED
                                              JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                2003            2002           2003           2002
                                            ------------------------------------------------------------
                                             (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . .  $    676,734   $   1,110,204   $   (20,765)  $      (56,055)
Net realized gains (losses) on investment
and futures transactions . . . . . . . . .    (3,881,792)     (6,179,491)      272,731       (4,944,191)
Net change in unrealized appreciation /
depreciation on investments and futures. .    36,105,539     (52,601,723)      878,320         (598,268)
                                            ------------------------------------------------------------
Change in net assets resulting
from operations . . . . . . . . . . . . .     32,900,481     (57,671,010)    1,130,286       (5,598,514)
                                            ------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . .      (657,249)     (1,105,007)            -                -
Net realized gains on investments. . . . .             -      (2,522,109)            -                -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . .        (3,051)      (1,811)(a)            -                -
Net realized gains on investments. . . . .             -       (6,271)(a)            -                -
                                            ------------------------------------------------------------
Change in net assets from
shareholder distributions. . . . . . . . .      (660,300)     (3,635,198)            -                -
                                            ------------------------------------------------------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . .    67,241,516     237,253,602     1,535,170       18,111,076
Dividends reinvested . . . . . . . . . . .       657,249       3,627,118             -                -
Cost of shares redeemed. . . . . . . . . .   (71,064,999)   (151,261,627)   (1,439,473)     (21,949,674)
                                            ------------------------------------------------------------
                                              (3,166,234)     89,619,093        95,697       (3,838,598)
                                            ------------------------------------------------------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . .     2,061,941    1,875,383 (a)            -                -
Dividends reinvested . . . . . . . . . . .         3,051        8,082 (a)            -                -
Cost of shares redeemed. . . . . . . . . .      (679,777)    (617,601)(a)            -                -
                                            ------------------------------------------------------------
                                               1,385,215       1,265,864             -                -
                                            ------------------------------------------------------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . . . . .             -               -     3,965,382     4,602,518 (b)
Cost of shares redeemed. . . . . . . . . .             -               -    (2,525,720)   (1,835,421)(b)
                                            ------------------------------------------------------------
                                                       -               -     1,439,662        2,767,097
                                            ------------------------------------------------------------
Change in net assets from
capital transactions . . . . . . . . . . .    (1,781,019)     90,884,957     1,535,359       (1,071,501)
                                            ------------------------------------------------------------
Change in net assets . . . . . . . . . . .    30,459,162      29,578,749     2,665,645       (6,670,015)

NET ASSETS:
Beginning of period. . . . . . . . . . . .   287,201,855     257,623,106     6,373,507       13,043,522
                                            ------------------------------------------------------------
End of period. . . . . . . . . . . . . . .  $317,661,017   $ 287,201,855   $ 9,039,152   $    6,373,507
                                            ------------------------------------------------------------
                                            ------------------------------------------------------------

CLASS I SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . . . . . . .     6,050,358      18,397,887       656,263        5,506,967
Reinvested . . . . . . . . . . . . . . . .        57,974         312,071             -                -
Redeemed . . . . . . . . . . . . . . . . .    (6,501,091)    (12,319,387)     (657,373)      (7,218,865)
                                            ------------------------------------------------------------
                                                (392,759)      6,390,571        (1,110)      (1,711,898)
                                            ------------------------------------------------------------
CLASS II SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . . . . . . .       181,887      166,313 (a)            -                -
Reinvested . . . . . . . . . . . . . . . .           266          734 (a)            -                -
Redeemed . . . . . . . . . . . . . . . . .       (57,842)     (55,128)(a)            -                -
                                            ------------------------------------------------------------
                                                 124,311         111,919             -                -
                                            ------------------------------------------------------------
CLASS III SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . . . . . . .             -               -     1,663,596     1,989,106 (b)
Redeemed . . . . . . . . . . . . . . . . .             -               -    (1,169,805)     (807,183)(b)
                                            ------------------------------------------------------------
                                                       -               -       493,791        1,181,923
                                            ------------------------------------------------------------

(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                      122

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                  GARTMORE  GVIT                                               GARTMORE  GVIT
                                GLOBAL  TECHNOLOGY              GARTMORE  GVIT                   NATIONWIDE
                             AND  COMMUNICATIONS  FUND   GLOBAL  HEALTH  SCIENCES  FUND         LEADERS  FUND
                             -----------------------------------------------------------------------------------------
                              SIX MONTHS        YEAR         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                               JUNE 30,     DECEMBER 31,      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                 2003           2002            2003           2002           2003           2002
                             -----------------------------------------------------------------------------------------
                             (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment
income (loss) . . . . . . .  $   (64,516)  $     (132,576)  $   (39,657)  $     (21,982)  $    19,478   $      55,946
Net realized gains
(losses) on
investment and
foreign currency
transactions. . . . . . . .    2,101,249       (6,839,026)    2,106,453        (855,928)     (660,377)       (909,988)
Net change in
unrealized
appreciation/
depreciation on
investments
and translation of
assets and liabilities
denominated in
foreign currencies. . . . .    1,717,757         (994,771)    2,450,243        (316,799)    1,119,793        (594,840)
                             -----------------------------------------------------------------------------------------
Change in net assets
resulting from
operations. . . . . . . . .    3,754,490       (7,966,373)    4,517,039      (1,194,709)      478,894      (1,448,882)
                             -----------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income . . .            -                -             -               -          (667)      (1,492)(a)
Tax return of capital . . .            -          (80,814)            -               -             -               -

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income . . .            -                              -               -       (17,036)        (54,439)
Tax return of capital . . .            -        (8,546)(b)            -               -             -               -
                             -----------------------------------------------------------------------------------------
Change in net assets
from shareholder
distributions . . . . . . .            -          (89,360)            -               -       (17,703)        (55,931)
                             -----------------------------------------------------------------------------------------
CLASS I CAPITAL
TRANSACTIONS:
Proceeds from shares
issued. . . . . . . . . . .    5,130,447       26,060,996     2,470,019      945,373 (c)      298,503       457,610(a)
Dividends reinvested. . . .            -           80,814             -               -           667         1,492(a)
Cost of shares
redeemed. . . . . . . . . .   (3,364,708)     (26,710,740)     (898,921)    (555,108)(c)     (207,836)    (184,367)(a)
                             -----------------------------------------------------------------------------------------
                               1,765,739         (568,930)    1,571,098         390,265        91,334         274,735
                             -----------------------------------------------------------------------------------------
CLASS II CAPITAL
TRANSACTIONS:
Proceeds from
shares issued . . . . . . .   122,847 (d)               -     86,540 (d)              -             -               -
Cost of shares
redeemed. . . . . . . . . .      (125)(d)               -     (3,614)(d)              -             -               -
                             -----------------------------------------------------------------------------------------
                                 122,722                -        82,926               -             -               -
                             -----------------------------------------------------------------------------------------
CLASS III CAPITAL
TRANSACTIONS:
Proceeds from shares
issued. . . . . . . . . . .    8,680,019     8,258,729 (b)   15,080,677      13,278,701     1,875,001      17,840,102
Dividends reinvested. . . .            -         8,546 (b)            -               -        17,036          54,439
Cost of shares
redeemed. . . . . . . . . .   (3,333,063)   (1,614,585)(b)   (2,879,044)     (2,991,820)   (2,906,827)     (8,962,652)
                             -----------------------------------------------------------------------------------------
                               5,346,956        6,652,690    12,201,633      10,286,881    (1,014,790)      8,931,889
                             -----------------------------------------------------------------------------------------
Change in net
assets from
capital
transactions. . . . . . . .    7,235,417        6,083,760    13,855,657      10,677,146      (923,456)      9,206,624
                             -----------------------------------------------------------------------------------------
Change in
net assets. . . . . . . . .   10,989,907       (1,971,973)   18,372,696       9,482,437      (462,265)      7,701,811

NET ASSETS:
Beginning of
period . . . . . . . . . .    13,612,563       15,584,536    12,022,165       2,539,728     8,710,002       1,008,191
                             -----------------------------------------------------------------------------------------
End of period . . . . . . .  $24,602,470   $   13,612,563   $30,394,861   $  12,022,165   $ 8,247,737   $   8,710,002
                             -----------------------------------------------------------------------------------------
                             -----------------------------------------------------------------------------------------

See  footnotes  on  page  124.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                         GARTMORE  GVIT                                                  GARTMORE  GVIT
                       GLOBAL  TECHNOLOGY              GARTMORE  GVIT                       NATIONWIDE
                   AND  COMMUNICATIONS  FUND     GLOBAL  HEALTH SCIENCES FUND              LEADERS FUND
                 ----------------------------------------------------------------------------------------------
                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                      2003            2002            2003            2002            2003            2002
                 ----------------------------------------------------------------------------------------------
                   (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
CLASS I SHARE
TRANSACTIONS:
Issued. . . . .       1,960,863      6,869,198          271,225     111,085 (c)          31,627      44,861 (a)
Reinvested. . .               -         28,759                -              -               70         160 (a)
Redeemed. . . .      (1,284,989)    (7,345,704)        (100,126)    (65,970)(c)         (21,856)    (18,895)(a)
                 ----------------------------------------------------------------------------------------------
                        675,874       (447,747)         171,099         45,115            9,841         26,126
                 ----------------------------------------------------------------------------------------------
CLASS II SHARE
TRANSACTIONS:
Issued. . . . .       42,767 (d)             -         8,793 (d)             -                -              -
Redeemed. . . .          (43)(d)             -          (370)(d)             -                -              -
                 ----------------------------------------------------------------------------------------------
                         42,724              -            8,423              -                -              -
                 ----------------------------------------------------------------------------------------------
CLASS III SHARE
TRANSACTIONS:
Issued. . . . .       3,074,137   3,041,352 (b)       1,627,949      1,515,772          202,431      1,711,166
Reinvested. . .               -       3,030 (b)               -              -            1,814          5,670
Redeemed. . . .      (1,320,419)   (633,138)(b)        (338,914)      (345,882)        (318,634)      (920,452)
                 ----------------------------------------------------------------------------------------------
                      1,753,718      2,411,244        1,289,035      1,169,890         (114,389)       796,384
                 ----------------------------------------------------------------------------------------------

(a) For the period from May 9, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     GARTMORE  GVIT                GARTMORE  GVIT                     DREYFUS  GVIT
                               EMERGING  MARKETS  FUND          INTERNATIONAL  GROWTH FUND       INTERNATIONAL  VALUE  FUND
                              -----------------------------------------------------------------------------------------------
                               SIX MONTHS         YEAR         SIX MONTHS         YEAR           SIX MONTHS          YEAR
                                  ENDED           ENDED           ENDED           ENDED            ENDED            ENDED
                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,        JUNE 30,       DECEMBER 31,
                                  2003            2002            2003            2002              2003             2002
                              -----------------------------------------------------------------------------------------------
                               (UNAUDITED)                     (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment
income (loss) . . . . . . .   $    293,033   $      137,776   $     77,034   $       43,934   $       903,858   $   1,087,437
Net realized gains
(losses) on  investment,
futures, and  foreign
currency transactions. . .      (1,139,349)      (2,389,721)      (363,327)      (1,674,340)       (5,092,910)     (1,978,272)
Net change in unrealized
appreciation/depreciation
on investments, futures and
translation of assets and
liabilities denominated in
foreign currencies . . . . .     4,893,514       (2,956,346)       902,483         (293,915)        9,314,343      (6,666,555)
                              ------------------------------------------------------------------------------------------------
Change in net assets
Resulting from
operations . . . . . . . . .     4,047,198       (5,208,291)       616,190       (1,924,321)        5,125,291      (7,557,390)
                              ------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . .       (28,732)         (25,390)             -                -                 -               -
DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income. . . .        (2,513)         (443)(a)             -                -                 -               -
DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income. . . .       (40,363)      (21,804)(b)             -                -                 -               -
DISTRIBUTIONS TO CLASS IV
SHAREHOLDERS FROM:
Net investment income. . . .             -                -              -                -     (1,575,263)(c)       (746,525)
                              ------------------------------------------------------------------------------------------------
Change in net assets from
shareholder distributions. .       (71,608)         (47,637)             -                -        (1,575,263)       (746,525)
                              ------------------------------------------------------------------------------------------------
CLASS I CAPITAL
TRANSACTIONS:
Proceeds from shares
issued . . . . . . . . . . .     4,099,036      105,767,841     24,197,548       73,142,371        769,906 (d)              -
Dividends reinvested . . . .        28,732           25,390              -                -                 -               -
Cost of shares redeemed. . .    (5,257,955)    (108,377,597)   (24,654,644)     (74,030,380)      (740,367)(d)              -
                              ------------------------------------------------------------------------------------------------
                                (1,130,187)      (2,584,366)      (457,096)        (888,009)           29,539               -
                              ------------------------------------------------------------------------------------------------
CLASS II CAPITAL
TRANSACTIONS:
Proceeds from shares
issued . . . . . . . . . . .    34,652,439     9,314,394 (a)             -                -        122,493 (d)              -
Dividends reinvested . . . .         2,513           443 (a)             -                -                 -               -
Cost of shares
redeemed . . . . . . . . . .   (34,667,768)   (8,728,757)(a)             -                -       (120,125)(d)              -
                              ------------------------------------------------------------------------------------------------
                                   (12,816)         586,080              -                -             2,368               -
                              ------------------------------------------------------------------------------------------------
CLASS III CAPITAL
TRANSACTIONS:
Proceeds from shares
issued . . . . . . . . . . .     4,304,448    16,676,333 (b)     1,565,409     3,933,004 (b)    57,290,524 (d)              -
Dividends reinvested . . . .        40,363        21,804 (b)             -                -                 -               -
Cost of shares
redeemed . . . . . . . . . .    (2,303,549)   (3,523,788)(b)      (345,746)   (1,476,937)(b)   (46,582,621)(d)              -
                              ------------------------------------------------------------------------------------------------
                                 2,041,262       13,174,349      1,219,663        2,456,067        10,707,903               -
                              ------------------------------------------------------------------------------------------------
CLASS IV CAPITAL
TRANSACTIONS:
Proceeds from shares
issued . . . . . . . . . . .             -                -              -                -      2,520,895 (c)      7,663,969
Dividends reinvested . . . .             -                -              -                -      1,575,261 (c)        746,525
Cost of shares
redeemed . . . . . . . . . .             -                -              -                -     (4,879,141)(c)     (9,516,869)
                              ------------------------------------------------------------------------------------------------
                                         -                -              -                -          (782,985)     (1,106,375)
                              ------------------------------------------------------------------------------------------------
Change in net assets
from capital
transactions . . . . . . . .       898,259       11,176,063        762,567        1,568,058         9,956,825      (1,106,375)
                              ------------------------------------------------------------------------------------------------
Change in net
assets . . . . . . . . . . .     4,873,849        5,920,135      1,378,757         (356,263)       13,506,853      (9,410,290)
NET ASSETS:
Beginning of
period . . . . . . . . . . .    21,893,737       15,973,602      9,091,718        9,447,981        59,335,367   $  68,745,657
                              ------------------------------------------------------------------------------------------------
End of period. . . . . . . .  $ 26,767,586   $   21,893,737   $ 10,470,475   $    9,091,718   $    72,842,220   $  59,335,367
                              ------------------------------------------------------------------------------------------------
                              ------------------------------------------------------------------------------------------------

See  footnotes  on  page  126.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                           GARTMORE  GVIT                  GARTMORE  GVIT                  DREYFUS GVIT
                       EMERGING MARKETS FUND         INTERNATIONAL GROWTH FUND        INTERNATIONAL VALUE FUND
                 ------------------------------------------------------------------------------------------------
                    SIX MONTHS       YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                 ENDED  JUNE 30,    DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                       2003             2002            2003            2002            2003            2002
                 ------------------------------------------------------------------------------------------------
                   (UNAUDITED)                       (UNAUDITED)                     (UNAUDITED)
CLASS I SHARE
TRANSACTIONS:
Issued. . . . .          665,781      14,320,057        5,468,732     13,150,889        76,266 (d)             -
Reinvested. . .            4,213           3,995                -              -                -              -
Redeemed. . . .         (855,151)    (14,910,559)      (5,551,263)   (13,217,573)      (72,759)(d)             -
                 ------------------------------------------------------------------------------------------------
                        (185,157)       (586,507)         (82,531)       (66,684)           3,507              -
                 ------------------------------------------------------------------------------------------------
CLASS II SHARE
TRANSACTIONS:
Issued. . . . .        5,649,871    1,477,981 (a)               -              -        11,716 (d)             -
Reinvested. . .              387           72 (a)               -              -                -              -
Redeemed. . . .       (5,596,444)  (1,402,176)(a)               -              -       (11,391)(d)             -
                 ------------------------------------------------------------------------------------------------
                          53,814          75,877                -              -              325              -
                 ------------------------------------------------------------------------------------------------
CLASS III SHARE
TRANSACTIONS:
Issued. . . . .          692,538    2,467,481 (b)         349,826     782,247 (b)    5,520,658 (d)             -
Reinvested. . .            5,878        3,532 (b)               -              -                -              -
Redeemed. . . .         (364,963)    (560,567)(b)         (77,163)   (304,278)(b)   (4,440,410)(d)             -
                 ------------------------------------------------------------------------------------------------
                         333,453       1,910,446          272,663        477,969        1,080,248              -
                 ------------------------------------------------------------------------------------------------
CLASS IV SHARE
TRANSACTIONS:
Issued. . . . .                -               -                -              -       260,756 (c)       695,917
Reinvested. . .                -               -                -              -       170,115 (c)        66,714
Redeemed. . . .                -               -                -              -      (508,240)(c)      (874,651)
                 ------------------------------------------------------------------------------------------------
                               -               -                -              -          (77,369)      (112,020)
                 ------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(c) Effective April 28, 2003, upon reorganization of Market Street International Fund, the existing shares of the Fund were designated Class IV shares of the Dreyfus GVIT International Value Fund.
(d) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                          GARTMORE                         GARTMORE                          GARTMORE
                                GVIT  INVESTOR  DESTINATIONS     GVIT  INVESTOR  DESTINATIONS      GVIT  INVESTOR  DESTINATIONS
                                      AGGRESSIVE  FUND             MODERATELY AGGRESSIVE FUND              MODERATE FUND
                              ---------------------------------------------------------------------------------------------------
                                 SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
                               ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                    2003             2002             2003             2002             2003             2002
                              ---------------------------------------------------------------------------------------------------
                                (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment income (loss)  $       195,519   $     104,059   $       854,894   $     502,258   $     2,348,516   $   1,386,961
Net realized gains (losses)
on investment transactions .          (21,510)       (943,715)         (607,894)     (1,614,036)       (1,311,722)     (1,442,342)
Net change in unrealized
appreciation/depreciation
on investments. . . . . . .         3,476,257        (398,149)       10,942,498      (2,496,954)       20,229,831      (3,330,743)
                              ---------------------------------------------------------------------------------------------------
Change in net assets
Resulting From
operations . . . . . . . . .        3,650,266      (1,237,805)       11,189,498      (3,608,732)       21,266,625      (3,386,124)
                              ---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment income. . . .         (193,377)        (99,684)         (830,232)       (486,111)       (2,286,073)     (1,385,602)
Net realized gains on
investments. . . . . . . . .                -            (990)                -        (107,373)                -        (131,983)
                              ---------------------------------------------------------------------------------------------------
Change in net assets
From shareholder
distributions. . . . . . . .         (193,377)       (100,674)         (830,232)       (593,484)       (2,286,073)     (1,517,585)
                              ---------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from shares
issued . . . . . . . . . . .       19,708,633      27,562,364        64,947,737      81,066,256       140,296,069     173,868,245
Dividends reinvested . . . .          193,377         100,673           830,232         593,479         2,286,064       1,517,574
Cost of shares redeemed. . .       (2,643,559)     (7,338,022)       (7,043,175)     (6,000,805)      (10,589,645)     (5,430,938)
                              ---------------------------------------------------------------------------------------------------
Change in net assets
From capital transactions. .       17,258,451      20,325,015        58,734,794      75,658,930       131,992,488     169,954,881
                              ---------------------------------------------------------------------------------------------------
Change in net assets . . . .       20,715,340      18,986,536        69,094,060      71,456,714       150,973,040     165,051,172

NET ASSETS:
Beginning of period. . . . .       19,493,032         506,496        71,962,170         505,456       165,555,468         504,296
                              ---------------------------------------------------------------------------------------------------
End of period. . . . . . . .  $    40,208,372   $  19,493,032   $   141,056,230   $  71,962,170   $   316,528,508   $ 165,555,468
                              ---------------------------------------------------------------------------------------------------
                              ---------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
Issued . . . . . . . . . . .        2,389,008       3,180,794         7,516,533       9,046,457        15,504,375      18,899,823
Reinvested . . . . . . . . .           22,850          12,242            94,568          69,659           248,008         170,233
Redeemed . . . . . . . . . .         (327,096)       (850,960)         (806,056)       (688,964)       (1,173,502)       (604,134)
                              ---------------------------------------------------------------------------------------------------
                                    2,084,762       2,342,076         6,805,045       8,427,152        14,578,881      18,465,922
                              ---------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                 GARTMORE                           GARTMORE
                                        GVIT  INVESTOR  DESTINATIONS      GVIT  INVESTOR  DESTINATIONS
                                       MODERATELY  CONSERVATIVE  FUND          CONSERVATIVE  FUND
                                      ------------------------------------------------------------------
                                         SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
                                       ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                            2003             2002             2003             2002
                                      ------------------------------------------------------------------
                                        (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . .  $     1,653,300   $   1,017,839   $     1,652,708   $   1,156,260
Net realized gains (losses) on
investment transactions. . . . . . .         (265,292)     (1,083,348)          296,339        (609,377)
Net change in unrealized
appreciation/depreciation
on investments . . . . . . . . . . .        7,691,263        (230,171)        3,371,171         612,143
                                      ------------------------------------------------------------------
Change in net assets resulting
from operations. . . . . . . . . . .        9,079,271        (295,680)        5,320,218       1,159,026
                                      ------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income. . . . . . . .       (1,589,623)     (1,016,609)       (1,580,961)     (1,154,475)
Net realized gains on investments. .                -        (107,305)                -         (43,789)
                                      ------------------------------------------------------------------
Change in net assets from
shareholder distributions. . . . . .       (1,589,623)     (1,123,914)       (1,580,961)     (1,198,264)
                                      ------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued. . . . .       79,188,806     106,000,132        72,657,331      96,504,058
Dividends reinvested . . . . . . . .        1,589,623       1,123,908         1,580,961       1,198,251
Cost of shares redeemed. . . . . . .       (6,951,164)    (10,538,496)      (19,712,324)     (7,806,859)
                                      ------------------------------------------------------------------
Change in net assets from
capital transactions . . . . . . . .       73,827,265      96,585,544        54,525,968      89,895,450
                                      ------------------------------------------------------------------
Change in net assets . . . . . . . .       81,316,913      95,165,950        58,265,225      89,856,212

NET ASSETS:
Beginning of period. . . . . . . . .       95,669,002         503,052        90,358,054         501,842
                                      ------------------------------------------------------------------
End of period. . . . . . . . . . . .  $   176,985,915   $  95,669,002   $   148,623,279   $  90,358,054
                                      ------------------------------------------------------------------
                                      ------------------------------------------------------------------

SHARE TRANSACTIONS:
Issued . . . . . . . . . . . . . . .        8,328,040      11,086,660         7,351,632       9,807,007
Reinvested . . . . . . . . . . . . .          164,945         119,765           158,662         122,377
Redeemed . . . . . . . . . . . . . .         (734,427)     (1,107,938)       (1,989,019)       (790,045)
                                      ------------------------------------------------------------------
                                            7,758,558      10,098,487         5,521,275       9,139,339
                                      ------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                          GARTMORE  GVIT                    GARTMORE  GVIT
                                                    U.S.  GROWTH  LEADERS  FUND         GLOBAL  UTILITIES  FUND
                                                 ------------------------------------------------------------------
                                                    SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                  ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                                       2003             2002             2003             2002
                                                 ------------------------------------------------------------------
                                                   (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . .  $       (45,476)  $     (30,927)  $        50,241   $      52,471
Net realized gains (losses) on investment
and foreign currency transactions . . . . . . .        2,106,185      (1,545,307)         (140,663)       (874,946)
Net change in unrealized appreciation/
depreciation on investments and
translation of assets and liabilities
denominated in foreign currencies . . . . . . .        1,292,951         (13,076)          578,729          19,675
                                                 ------------------------------------------------------------------
Change in net assets resulting from operations.        3,353,660      (1,589,310)          488,307        (802,800)
                                                 ------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .                -               -              (362)        (453)(b)

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .                -               -              (130)              -

DISTRIBUTIONS TO CLASS III
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . .                -               -            (4,190)        (35,249)
                                                 ------------------------------------------------------------------
Change in net assets from
shareholder distributions . . . . . . . . . . .                -               -            (4,682)        (35,702)
                                                 ------------------------------------------------------------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .        4,385,689      798,966 (a)          902,309      364,501 (b)
Dividends reinvested. . . . . . . . . . . . . .                -               -               362          453 (b)
Cost of shares redeemed . . . . . . . . . . . .       (2,268,963)    (273,904)(a)         (567,205)    (202,131)(b)
                                                 ------------------------------------------------------------------
                                                       2,116,726         525,062           335,466         162,823
                                                 ------------------------------------------------------------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .       285,229 (c)              -        253,823 (d)              -
Dividends reinvested. . . . . . . . . . . . . .                -               -            130 (d)              -
Cost of shares redeemed . . . . . . . . . . . .        (5,774)(c)              -        (13,577)(d)              -
                                                 ------------------------------------------------------------------
                                                         279,455               -           240,376               -
                                                 ------------------------------------------------------------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . .       30,015,512       7,782,435         2,648,359       2,035,766
Dividends reinvested. . . . . . . . . . . . . .                -               -             4,190          35,249
Cost of shares redeemed . . . . . . . . . . . .       (8,299,178)     (2,716,816)         (940,848)       (657,763)
                                                 ------------------------------------------------------------------
                                                      21,716,334       5,065,619         1,711,701       1,413,252
                                                 ------------------------------------------------------------------
Change in net assets from
capital transactions. . . . . . . . . . . . . .       24,112,515       5,590,681         2,287,543       1,576,075
                                                 ------------------------------------------------------------------
Change in net assets. . . . . . . . . . . . . .       27,466,175       4,001,371         2,771,168         737,573

NET ASSETS:
Beginning of period . . . . . . . . . . . . . .        6,977,391       2,976,020         3,739,545       3,001,972
                                                 ------------------------------------------------------------------
End of period . . . . . . . . . . . . . . . . .  $    34,443,566   $   6,977,391   $     6,510,713   $   3,739,545
                                                 ------------------------------------------------------------------
                                                 ------------------------------------------------------------------

See  footnotes  on  page  130.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                        GARTMORE  GVIT                  GARTMORE  GVIT
                   U.S.  GROWTH  LEADERS  FUND      GLOBAL  UTILITIES  FUND
                 --------------------------------------------------------------
                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                      2003            2002            2003            2002
                 --------------------------------------------------------------
                   (UNAUDITED)                     (UNAUDITED)
CLASS I SHARE
TRANSACTIONS:
Issued. . . . .         504,891     100,188 (a)         116,220      47,045 (b)
Reinvested. . .               -              -               44          64 (b)
Redeemed. . . .        (267,315)    (37,253)(a)         (73,216)    (24,381)(b)
                 --------------------------------------------------------------
                        237,576         62,935           43,048         22,728
                 --------------------------------------------------------------
CLASS II SHARE
TRANSACTIONS:
Issued. . . . .       31,093 (c)             -        33,537 (d)             -
Reinvested. . .               -              -            16 (d)             -
Redeemed. . . .         (608)(c)             -        (1,705)(d)             -
                 --------------------------------------------------------------
                         30,485              -           31,848              -
                 --------------------------------------------------------------
CLASS III SHARE
TRANSACTIONS:
Issued. . . . .       3,443,245        899,119          337,989        257,340
Reinvested. . .               -              -              503          4,648
Redeemed. . . .      (1,059,859)      (341,906)        (126,144)       (81,386)
                 --------------------------------------------------------------
                      2,383,386        557,213          212,348        180,602
                 --------------------------------------------------------------

(a) For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from March 21, 2003 (commencement of operations) through June 30, 2003.
(d) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                      STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                          GARTMORE  GVIT                   GARTMORE  GVIT
                                 GLOBAL  FINANCIAL  SERVICES  FUND      DEVELOPING  MARKETS  FUND
                                  ------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                        2003             2002           2003 (A)           2002
                                  ------------------------------------------------------------------
                                    (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . .  $        55,277   $      28,634   $       732,910   $     448,752
Net realized gains (losses)
on investment and foreign
currency transactions. . . . . .          190,279        (358,444)       (3,628,275)     (6,968,619)
Net change in unrealized
appreciation/depreciation
on investments and
translation of assets and
liabilities denominated
in foreign currencies . . . . .           541,162          96,430        13,821,145      (1,847,272)
                                  ------------------------------------------------------------------
Change in net assets
resulting from operations. . . .          786,718        (233,380)       10,925,780      (8,367,139)
                                  ------------------------------------------------------------------
DISTRIBUTIONS TO CLASS I
SHAREHOLDERS FROM:
Net investment income. . . . . .                -          (76)(b)                -               -

DISTRIBUTIONS TO CLASS II
SHAREHOLDERS FROM:
Net investment income. . . . . .                -               -                 -        (127,920)

DISTRIBUTIONS TO CLASS III
 SHAREHOLDERS FROM:
Net investment income. . . . . .                -          (5,695)                -               -
                                  ------------------------------------------------------------------
Change in net assets from
shareholder distributions. . . .                -          (5,771)                -        (127,920)
                                  ------------------------------------------------------------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued. . .        1,833,705      348,973 (b)                -               -
Dividends reinvested . . . . . .                -           76 (b)                -               -
Cost of shares redeemed. . . . .       (1,292,676)    (131,390)(b)                -               -
                                  ------------------------------------------------------------------
                                          541,029         217,659                 -               -
                                  ------------------------------------------------------------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued. . .       348,433 (c)              -       135,556,289     270,615,852
Dividends reinvested . . . . . .                -               -                 -         127,920
Cost of shares redeemed. . . . .      (269,122)(c)              -      (135,618,324)   (287,826,678)
                                  ------------------------------------------------------------------
                                           79,311               -           (62,035)    (17,082,906)
                                  ------------------------------------------------------------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued. . .        3,473,829       8,989,589                 -               -
Dividends reinvested . . . . . .                -           5,695                 -               -
Cost of shares redeemed. . . . .       (2,390,275)     (5,787,900)                -               -
                                  ------------------------------------------------------------------
                                        1,083,554       3,207,384                 -               -
                                  ------------------------------------------------------------------
Change in net assets from
capital transactions . . . . . .        1,703,894       3,425,043           (62,035)    (17,082,906)
                                  ------------------------------------------------------------------
Change in net assets . . . . . .        2,490,612       3,185,892        10,863,745     (25,577,965)

NET ASSETS:
Beginning of period. . . . . . .        6,226,878       3,040,986        75,320,978     100,898,943
                                  ------------------------------------------------------------------
End of period. . . . . . . . . .  $     8,717,490   $   6,226,878   $    86,184,723   $  75,320,978
                                  ------------------------------------------------------------------
                                  ------------------------------------------------------------------

See  footnotes  on  page  132.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (CONTINUED)

                        GARTMORE  GVIT                  GARTMORE  GVIT
               GLOBAL  FINANCIAL  SERVICES  FUND    DEVELOPING  MARKETS  FUND
                 --------------------------------------------------------------
                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                      2003            2002          2003 (A)          2002
                 --------------------------------------------------------------
                   (UNAUDITED)                     (UNAUDITED)
CLASS I SHARE
TRANSACTIONS:
Issued. . . . .         197,613      38,869 (b)               -              -
Reinvested. . .               -          10 (b)               -              -
Redeemed. . . .        (139,568)    (14,522)(b)               -              -
                 --------------------------------------------------------------
                         58,045         24,357                -              -
                 --------------------------------------------------------------
CLASS II SHARE
TRANSACTIONS:
Issued. . . . .       35,454 (c)             -       20,331,443     36,932,987
Reinvested. . .               -              -                -         19,470
Redeemed. . . .      (27,288)(c)             -      (20,272,787)   (39,361,948)
                 --------------------------------------------------------------
                          8,166              -           58,656     (2,409,491)
                 --------------------------------------------------------------
CLASS III SHARE
TRANSACTIONS:
Issued. . . . .         369,501        985,135                -              -
Reinvested. . .               -            724                -              -
Redeemed. . . .        (274,464)      (615,389)               -              -
                 --------------------------------------------------------------
                         95,037        370,470                -              -
                 --------------------------------------------------------------

(a) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(b) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                   GARTMORE  GVIT  NATIONWIDE  FUND
                                                                          CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF
PERIOD . . . . . . . . . . . . .  $          8.10   $        9.89   $       11.64   $       18.81   $       18.40   $       16.38
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . . .             0.03            0.08            0.08            0.12            0.12            0.19
Net realized and unrealized
Gains (losses) on investments. .             0.96           (1.79)          (1.46)          (0.47)           1.13            2.77
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             0.99           (1.71)          (1.38)          (0.35)           1.25            2.96
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .            (0.03)          (0.08)          (0.08)          (0.12)          (0.12)          (0.19)
Net realized gains . . . . . . .                -               -           (0.29)          (6.70)          (0.72)          (0.75)
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .            (0.03)          (0.08)          (0.37)          (6.82)          (0.84)          (0.94)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . .  $          9.06   $        8.10   $        9.89   $       11.64   $       18.81   $       18.40
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .        12.28% (e)        (17.35%)        (11.82%)         (2.12%)           6.94%          18.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
period (000) . . . . . . . . . .  $     1,349,611   $   1,252,686   $   1,677,316   $   2,014,759   $   2,419,737   $   2,343,437
Ratio of expenses to
Average net assets . . . . . . .         0.84% (f)           0.83%           0.78%           0.78%           0.72%           0.65%
Ratio of net investment
income (loss)
to average net assets. . . . . .         0.85% (f)           0.84%           0.77%           0.63%           0.64%           1.05%
Ratio of expenses (prior to
reimbursements) to average
 net assets* . . . . . . . . . .               (g)           0.84%           0.82%           0.81%             (g)             (g)
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (g)           0.83%           0.73%           0.60%             (g)             (g)
Portfolio turnover (h) . . . . .            51.08%          33.25%          58.36%         148.28%          29.95%          17.13%

See  footnotes  on  page  134.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                            GARTMORE  GVIT  NATIONWIDE  FUND
                                    ----------------------------------------------------------------------------------
                                            CLASS  II  SHARES               CLASS  III  SHARES         CLASS IV SHARES
                                      ------------------------------  -------------------------------  ---------------
                                       SIX MONTHS      PERIOD ENDED      SIX MONTHS      PERIOD ENDED    PERIOD ENDED
                                     ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,      JUNE 30,
                                          2003           2002 (B)           2003           2002 (C)        2003 (D)
                                    ----------------------------------------------------------------------------------
                                      (UNAUDITED)                       (UNAUDITED)                      (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . . .  $          8.10   $        8.68   $          8.11   $        9.78   $        8.30
                                    ----------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . .             0.03            0.04              0.03            0.05            0.02
Net realized and unrealized gains
(losses) on investments. . . . . .             0.96           (0.57)             0.96           (1.65)           0.76
                                    ----------------------------------------------------------------------------------
Total investment activities. . . .             0.99           (0.53)             0.99           (1.60)           0.78
                                    ----------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . . .            (0.03)          (0.05)            (0.03)          (0.07)          (0.02)
                                    ----------------------------------------------------------------------------------
Total distributions. . . . . . . .            (0.03)          (0.05)            (0.03)          (0.07)          (0.02)
                                    ----------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . . .  $          9.06   $        8.10   $          9.07   $        8.11   $        9.06
                                    ----------------------------------------------------------------------------------
                                    ----------------------------------------------------------------------------------

Total Return . . . . . . . . . . .        12.19% (e)      (6.14%)(e)        12.26% (e)     (16.38%)(e)       9.34% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
 (000) . . . . . . . . . . . . . .  $         2,202   $         765   $         1,094   $         399   $     157,355
Ratio of expenses to
average net assets . . . . . . . .         1.09% (f)       1.07% (f)         0.84% (f)       0.72% (f)       0.83% (f)
Ratio of net investment
income (loss)
to average net assets. . . . . . .         0.57% (f)       1.03% (f)         0.86% (f)       1.07% (f)       0.94% (f)
Ratio of expenses
(prior to reimbursements)
to average net assets* . . . . . .               (g)             (g)               (g)             (g)             (g)
Ratio of net investment
income (loss)
(prior to reimbursements) to
average net assets*. . . . . . . .               (g)             (g)               (g)             (g)             (g)
Portfolio turnover (h) . . . . . .            51.08%          33.25%            51.08%          33.25%          51.08%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING




                                                               GARTMORE GVIT GROWTH FUND
                                         ----------------------------------------------------------------------------
                                                                    CLASS I SHARES
                                         ----------------------------------------------------------------------------
                                              SIX
                                             MONTHS        YEAR        YEAR        YEAR        YEAR         YEAR
                                             ENDED        ENDED       ENDED       ENDED        ENDED        ENDED
                                              JUNE       DECEMBER    DECEMBER    DECEMBER    DECEMBER     DECEMBER
                                              30,          31,         31,         31,          31,          31,
                                              2003         2002      2001 (A)      2000        1999         1998
                                         ----------------------------------------------------------------------------
                                          (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . . . . . .  $      7.52   $   10.55   $   14.68   $   25.71   $    26.59   $    21.21
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . .            -           -       (0.01)      (0.01)        0.17         0.19
Net realized and unrealized gains
(losses) on investments. . . . . . . . .         1.13       (3.03)      (4.12)      (6.76)        0.92         6.14
                                         ----------------------------------------------------------------------------
Total investment activities. . . . . . .         1.13       (3.03)      (4.13)      (6.77)        1.09         6.33
                                         ----------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . . . . . .            -           -           -       (0.04)       (0.17)       (0.19)
Net realized gains . . . . . . . . . . .            -           -           -       (4.22)       (1.60)       (0.76)
Tax return of capital. . . . . . . . . .            -           -           -           -        (0.20)           -
                                         ----------------------------------------------------------------------------
Total distributions. . . . . . . . . . .            -           -           -       (4.26)       (1.97)       (0.95)
                                         ----------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . . . . . .  $      8.65   $    7.52   $   10.55   $   14.68   $    25.71   $    26.59
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------
Total Return . . . . . . . . . . . . . .    15.03% (c)    (28.72%)    (28.13%)    (26.53%)        4.28%       29.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . .  $   221,127   $ 201,689   $ 352,147   $ 606,599   $1,067,839   $1,064,498
Ratio of expenses to average net assets.     0.84% (d)       0.85%       0.80%       0.80%        0.74%        0.67%
Ratio of net investment income (loss)
to average net assets. . . . . . . . . .     0.10% (d)     (0.03%)     (0.10%)     (0.07%)        0.62%        0.83%
Ratio of expenses (prior to
reimbursements) to average net assets* .           (e)       0.85%       0.85%       0.83%          (e)          (e)
Ratio of net investment income (loss)
(prior to reimbursements) to average
net assets*. . . . . . . . . . . . . . .           (e)     (0.03%)     (0.15%)     (0.10%)          (e)          (e)
Portfolio turnover (f) . . . . . . . . .       153.83%     231.69%     227.28%     205.34%       24.70%       10.67%






                                                                                          CLASS IV SHARES
                                                                                         -----------------
                                                                                              PERIOD
                                                                                          ENDED JUNE 30,
                                                                                             2003 (B)
                                                                                         -----------------
                                                                                            (UNAUDITED)
NET ASSET VALUE-BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . .  $           7.90
                                                                                         -----------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 -
Net realized and unrealized gains (losses) on investments . . . . . . . . . . . . . . .              0.74
                                                                                         -----------------
Total investment activities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              0.74
                                                                                         -----------------
NET ASSET VALUE-END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           8.64
                                                                                         -----------------
                                                                                         -----------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9.39% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . . . . . . . . . . . .  $         30,074
Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . .          0.84% (d)
Ratio of net investment income (loss) to average net assets . . . . . . . . . . . . . .          0.19% (d)
Ratio of expenses (prior to reimbursements) to average net assets*. . . . . . . . . . .                (e)
Ratio of net investment income (loss) (prior to reimbursements) to average net assets*.                (e)
Portfolio turnover (f). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            153.83%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                           GARTMORE  GVIT  GOVERNMENT  BOND  FUND
                              ------------------------------------------------------------------------------------------------
                                                                      CLASS  I  SHARES
                              ------------------------------------------------------------------------------------------------
                                 SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    2003             2002          2001 (A)          2000            1999            1998
                              ------------------------------------------------------------------------------------------------
                                (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . .  $         12.28   $       11.66   $       11.44   $       10.79   $       11.69   $       11.38
                              ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . .             0.26            0.53            0.58            0.66            0.61            0.63
Net realized and unrealized
gains
(losses) on investments. . .             0.13            0.72            0.24            0.65           (0.88)           0.37
                              ------------------------------------------------------------------------------------------------
Total investment activities.             0.39            1.25            0.82            1.31           (0.27)           1.00
                              ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . .            (0.25)          (0.53)          (0.58)          (0.66)          (0.61)          (0.63)
Net realized gains . . . . .            (0.02)          (0.10)          (0.02)              -           (0.02)          (0.06)
                              ------------------------------------------------------------------------------------------------
Total distributions. . . . .            (0.27)          (0.63)          (0.60)          (0.66)          (0.63)          (0.69)
                              ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . .  $         12.40   $       12.28   $       11.66   $       11.44   $       10.79   $       11.69
                              ------------------------------------------------------------------------------------------------
                              ------------------------------------------------------------------------------------------------

Total Return . . . . . . . .         3.13% (e)          10.98%           7.25%          12.54%         (2.35%)           8.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end
of period (000). . . . . . .  $     1,962,495   $   1,982,676   $   1,301,828   $     867,139   $     769,957   $     761,897
Ratio of expenses to
average net assets . . . . .         0.73% (f)           0.73%           0.66%           0.66%           0.65%           0.57%
Ratio of net investment
income (loss) to
average net assets . . . . .         4.13% (f)           4.53%           5.21%           6.00%           5.41%           5.60%
Ratio of expenses (prior
To reimbursements) to
average net assets*. . . . .               (g)           0.73%           0.73%           0.73%             (g)             (g)
Ratio of net investment
income (loss) (prior to
reimbursements)  to
Average net assets*. . . . .               (g)           4.53%           5.14%           5.93%             (g)             (g)
Portfolio turnover (h) . . .            29.22%          49.00%          55.80%          75.91%          51.61%          32.03%


See footnotes on page 137.                                           (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                                GARTMORE  GVIT  GOVERNMENT  BOND  FUND
                                          ------------------------------------------------------------------------------------
                                                  CLASS  II  SHARES                CLASS  III  SHARES        CLASS  IV  SHARES
                                          ------------------------------------------------------------------------------------
                                             SIX MONTHS      PERIOD ENDED      SIX MONTHS      PERIOD ENDED      SIX MONTHS
                                           ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,
                                                2003           2002 (B)           2003           2002 (C)         2003 (D)
                                          ------------------------------------------------------------------------------------
                                            (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . . . . . .  $         12.26   $       11.88   $         12.27   $       11.75   $         12.29
                                          ------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . .             0.21            0.18              0.24            0.36              0.09
Net realized and unrealized gains
(losses) on investments. . . . . . . . .             0.16            0.55              0.16            0.67              0.15
                                          ------------------------------------------------------------------------------------
Total investment activities. . . . . . .             0.37            0.73              0.40            1.03              0.24
                                          ------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . . . . . .            (0.23)          (0.26)            (0.25)          (0.41)            (0.13)
Net realized gains . . . . . . . . . . .            (0.02)          (0.09)            (0.02)          (0.10)                -
                                          ------------------------------------------------------------------------------------
Total distributions. . . . . . . . . . .            (0.25)          (0.35)            (0.27)          (0.51)            (0.13)
                                          ------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . . . . . .  $         12.38   $       12.26   $         12.40   $       12.27   $         12.40
                                          ------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------

Total Return . . . . . . . . . . . . . .         3.04% (e)       6.16% (e)         3.22% (e)       8.84% (e)         1.95% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . .  $        24,016   $      10,111   $        16,321   $       7,625   $        72,785
Ratio of expenses to average net assets.         0.98% (f)       0.97% (f)         0.73% (f)       0.73% (f)         0.68% (f)
Ratio of net investment income (loss)
to average net assets. . . . . . . . . .         3.85% (f)       3.93% (f)         4.11% (f)       4.12% (f)         4.02% (f)
Ratio of expenses (prior to
reimbursements) to average net assets* .               (g)             (g)               (g)             (g)               (g)
Ratio of net investment income (loss)
(prior to reimbursements) to average
net assets*. . . . . . . . . . . . . . .               (g)             (g)               (g)             (g)               (g)
Portfolio turnover (h) . . . . . . . . .            29.22%          49.00%            29.22%          49.00%            29.22%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
     (d) For the period from April 28, 2003 (commencement of operations) through June 30, 2003
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                   GVIT  SMALL  COMPANY  FUND
                                ------------------------------------------------------------------------------------------------
                                                                        CLASS  I  SHARES
                                ------------------------------------------------------------------------------------------------
                                   SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      2003             2002          2001 (A)          2000            1999            1998
                                ------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . .  $         15.41   $       18.64   $       20.00   $       22.12   $       16.01   $       15.85
                                ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) .            (0.02)          (0.07)              -            0.02           (0.03)           0.03
Net realized and unrealized
gains (losses) on investments.             2.36           (3.16)          (1.34)           1.91            7.03            0.13
                                ------------------------------------------------------------------------------------------------
Total investment activities. .             2.34           (3.23)          (1.34)           1.93            7.00            0.16
                                ------------------------------------------------------------------------------------------------
Distributions:
Net investment income. . . . .                -               -           (0.02)          (0.01)              -               -
Net realized gains . . . . . .                -               -               -           (4.04)          (0.89)              -
                                ------------------------------------------------------------------------------------------------
Total distributions. . . . . .                -               -           (0.02)          (4.05)          (0.89)              -
                                ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . .  $         17.75   $       15.41   $       18.64   $       20.00   $       22.12   $       16.01
                                ------------------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . .        15.18% (e)        (17.33%)         (6.70%)           8.90%          44.02%           1.01%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . .  $       624,184   $     561,836   $     743,468   $     790,607   $     542,537   $     406,569
Ratio of expenses to average
 net assets. . . . . . . . . .         1.17% (f)           1.18%           1.20%           1.21%           1.15%           1.07%
Ratio of net investment
income (loss)
to average net assets. . . . .        (0.23%)(f)         (0.33%)           0.02%           0.06%         (0.16%)           0.21%
Portfolio turnover (g) . . . .            52.69%          92.59%         135.90%         163.66%         134.74%         141.27%

                                           CLASS  II  SHARES                CLASS  III  SHARES                   CLASS  IV  SHARES
                                    ----------------------------------------------------------------------------------------------
                                       SIX MONTHS      PERIOD ENDED      SIX MONTHS      PERIOD ENDED                PERIOD ENDED
                                     ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,                  JUNE 30,
                                          2003           2002 (B)           2003           2002 (C)                    2003 (D)
                                    ----------------------------------------------------------------------------------------------
                                      (UNAUDITED)                       (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . . .  $         15.39   $       18.70   $         15.42   $       17.48               $       15.61
                                    ----------------------------------------------------------------------------------------------
Investment Activities:
Net investment income (loss) . . .            (0.02)          (0.03)            (0.01)          (0.01)                          -
Net realized and unrealized gains
(losses) on investments. . . . . .             2.33           (3.28)             2.34           (2.05)                       2.14
                                    ----------------------------------------------------------------------------------------------
Total investment activities. . . .             2.31           (3.31)             2.33           (2.06)                       2.14
                                    ----------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . . .  $         17.70   $       15.39   $         17.75   $       15.42               $       17.75
                                    ----------------------------------------------------------------------------------------------
                                    ----------------------------------------------------------------------------------------------

Total Return . . . . . . . . . . .        15.01% (e)     (17.70%)(e)        15.11% (e)     (11.78%)(e)                  13.71% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . . .  $         6,439   $       2,325   $           221   $          51               $      39,363
Ratio of expenses to average
net assets . . . . . . . . . . . .         1.42% (f)       1.44% (f)         1.17% (f)       1.15% (f)                   1.17% (f)
Ratio of net investment
income (loss)
to average net assets. . . . . . .        (0.45%)(f)      (0.54%)(f)        (0.18%)(f)      (0.25%)(f)                 (0.03%) (f)
Portfolio turnover (g) . . . . . .            52.69%          92.59%            52.69%          92.59%                      52.69%

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(e)  Not  annualized.
(f)  Annualized.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                GARTMORE  GVIT  MONEY  MARKET  FUND
                                 ------------------------------------------------------------------------------------------------
                                                                          CLASS  I  SHARES
                                 ------------------------------------------------------------------------------------------------
                                    SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                  ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2003             2002          2001 (A)          2000            1999            1998
                                 ------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD . . . . . .  $           1.00  $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                 ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income . . . . .               (d)           0.01            0.04            0.06            0.05            0.05
                                 ------------------------------------------------------------------------------------------------
Total investment activities . .                 -           0.01            0.04            0.06            0.05            0.05
                                 ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . .               (d)          (0.01)          (0.04)          (0.06)          (0.05)          (0.05)
                                 ------------------------------------------------------------------------------------------------
Total distributions . . . . . .                 -          (0.01)          (0.04)          (0.06)          (0.05)          (0.05)
                                 ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD . . . . . . . . .  $           1.00  $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                 ------------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------------

Total Return. . . . . . . . . .         0.37% (e)           1.21%           3.60%           6.03%           4.81%           5.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000) . . . . . . . . . . . . .  $      2,038,074  $   2,436,783   $   2,869,354   $   1,982,922   $   2,127,500   $   1,373,334
Ratio of expenses to average
net assets. . . . . . . . . . .         0.63% (f)           0.62%           0.55%           0.55%           0.54%           0.46%
Ratio of net investment
 income to average net assets .         0.75% (f)           1.21%           3.41%           5.87%           4.77%           5.15%
Ratio of expenses (prior to
reimbursements) to average
net assets* . . . . . . . . . .               (g)           0.62%           0.61%           0.61%             (g)             (g)
Ratio of net investment income
(prior to reimbursements)
To average net assets*. . . . .               (g)           1.21%           3.35%           5.81%             (g)             (g)

See  footnotes  on  page  140.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                GARTMORE  GVIT  MONEY  MARKET  FUND
                                           ------------------------------------------------
                                       CLASS  IV  SHARES          CLASS  V  SHARES
                                          ------------------------------------------------
                                           PERIOD ENDED      SIX MONTHS      PERIOD ENDED
                                             JUNE 30,      ENDED JUNE 30,    DECEMBER 31,
                                             2003 (B)           2003           2002 (C)
                                          ------------------------------------------------
                                           (UNAUDITED)      (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . . . . . .  $        1.00   $           1.00  $         1.00
                                          ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income. . . . . . . . . .             (d)               (d)             (d)
                                          ------------------------------------------------
Total investment activities. . . . . . .              -                  -               -
                                          ------------------------------------------------
Distributions:
Net investment income. . . . . . . . . .             (d)               (d)             (d)
                                          ------------------------------------------------
Total distributions. . . . . . . . . . .              -                  -               -
                                          ------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . . . . . .  $        1.00   $           1.00  $         1.00
                                          ------------------------------------------------
                                          ------------------------------------------------

Total Return . . . . . . . . . . . . . .       0.14% (e)         0.41% (e)       0.22% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . .  $     125,341   $        387,186  $      324,950
Ratio of expenses to average net assets.       0.50% (f)         0.55% (f)       0.56% (f)
Ratio of net investment income to
average net assets . . . . . . . . . . .       0.81% (f)         0.83% (f)       1.11% (f)
Ratio of expenses (prior to
reimbursements) to average net assets* .           0.63%               (g)             (g)
Ratio of net investment income
(prior to reimbursements) to average
net assets*. . . . . . . . . . . . . . .           0.68%               (g)             (g)

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from October 21, 2002 (commencement of operations) through December 31, 2002.
(d)  The  amount  is  less  than  $0.005
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                               GARTMORE  GVIT  MONEY  MARKET  FUND  II
                                          ------------------------------------------------
                                             SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                           ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                2003             2002          2001 (A)
                                          ------------------------------------------------
                                            (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . . . . . .  $           1.00  $        1.00   $         1.00
                                          ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income. . . . . . . . . .               (b)           0.01              (b)
                                          ------------------------------------------------
Total investment activities. . . . . . .                 -           0.01                -
                                          ------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . . . . . .               (b)          (0.01)             (b)
                                          ------------------------------------------------
Total distributions. . . . . . . . . . .                 -          (0.01)               -
                                          ------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . . . . . .  $           1.00  $        1.00   $         1.00
                                          ------------------------------------------------
                                          ------------------------------------------------

Total Return . . . . . . . . . . . . . .         0.13% (c)           0.70%       0.24% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . .  $        138,023  $     110,041   $       37,411
Ratio of expenses to average net assets.         0.99% (d)           0.99%       1.30% (d)
Ratio of net investment income to
average net assets . . . . . . . . . . .         0.26% (d)           0.66%       0.93% (d)
Ratio of expenses (prior to
reimbursements) to average net assets* .         0.99% (d)           0.99%       1.45% (d)
Ratio of net investment income
(prior to reimbursements) to
average net assets*. . . . . . . . . . .         0.26% (d)           0.66%       0.78% (d)

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from October 2, 2001 (commencement of operations) through December 31, 2001.
(b)  The  amount  is  less  than  $0.005.
(c)  Not  annualized.
(d)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                               JP  MORGAN  GVIT  BALANCED  FUND
                               ------------------------------------------------------------------------------------------------
                                                                       CLASS  I  SHARES
                               ------------------------------------------------------------------------------------------------
                                  SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     2003             2002          2001 (A)          2000            1999            1998
                               ------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD . . . . .  $          8.06   $        9.40   $       10.00   $       10.31   $       10.58   $       10.10
                               ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss). . . . . . . . . . . .             0.08            0.19            0.22            0.28            0.37            0.30
Net realized and
 unrealized
Gains (losses)
on investments. . . . . . . .             0.62           (1.34)          (0.60)          (0.30)          (0.28)           0.51
                               ------------------------------------------------------------------------------------------------
Total investment activities .             0.70           (1.15)          (0.38)          (0.02)           0.09            0.81
                               ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . .            (0.07)          (0.19)          (0.22)          (0.29)          (0.36)          (0.30)
Net realized gains. . . . . .                -               -               -               -               -           (0.03)
                               ------------------------------------------------------------------------------------------------
Total distributions . . . . .            (0.07)          (0.19)          (0.22)          (0.29)          (0.36)          (0.33)
                               ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD . . . . . . . .  $          8.69   $        8.06   $        9.40   $       10.00   $       10.31   $       10.58
                               ------------------------------------------------------------------------------------------------
                               ------------------------------------------------------------------------------------------------

Total Return. . . . . . . . .         8.73% (c)        (12.31%)         (3.77%)         (0.35%)           0.87%           8.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000) . . . . . . . . . . . .  $       160,482   $     147,289   $     149,875   $     112,577   $      78,157   $      40,885
Ratio of expenses to average
net assets. . . . . . . . . .         0.99% (d)           0.99%           0.90%           0.90%           0.90%           0.90%
Ratio of net investment
income (loss)
to average net assets . . . .         1.86% (d)           2.22%           2.34%           2.86%           3.68%           3.81%
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . .                (e)           1.00%           1.03%           1.07%           1.00%           0.96%
Ratio of net investment I
ncome (loss) (prior
to reimbursements)
to average net assets*. . . .               (e)           2.21%           2.21%           2.69%           3.58%           3.75%
Portfolio turnover (f). . . .           175.34%         297.08%         181.89%         252.43%         103.69%         137.35%

See  footnotes  on  page  143.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                                                           JP MORGAN GVIT
                                                                                           BALANCED FUND
                                                                                         ------------------
                                                                                          CLASS IV SHARES
                                                                                         ------------------
                                                                                            PERIOD ENDED
                                                                                         JUNE 30, 2003 (B)
                                                                                         ------------------
                                                                                            (UNAUDITED)
NET ASSET VALUE-BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . .  $            8.23
                                                                                         ------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.02
Net realized and unrealized gains (losses) on investments . . . . . . . . . . . . . . .               0.47
                                                                                         ------------------
Total investment activities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.49
                                                                                         ------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (0.03)
                                                                                         ------------------
Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (0.03)
                                                                                         ------------------
NET ASSET VALUE-END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            8.69
                                                                                         ------------------
                                                                                         ------------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5.99% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . . . . . . . . . . . .  $          62,489
Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . .           0.91% (d)
Ratio of net investment income (loss) to average net assets . . . . . . . . . . . . . .           1.79% (d)
Ratio of expenses (prior to reimbursements) to average net assets*. . . . . . . . . . .               0.94%
Ratio of net investment income (loss) (prior to reimbursements) to average net assets*.               1.76%
Portfolio turnover (f). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             175.34%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                               GARTMORE  GVIT  MID  CAP  GROWTH  FUND
                                                                     ----------------------------------------------------------
                                                                       CLASS I SHARES     CLASS II SHARES     CLASS III SHARES
                                                                     ----------------------------------------------------------
                                                                        PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                                                     JUNE 30, 2003 (A)   JUNE 30, 2003 (A)   JUNE 30, 2003 (A)
                                                                     ----------------------------------------------------------
                                                                        (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $           16.53   $           16.77   $           16.53
                                                                     ----------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . .              (0.02)           (0.02)(c)              (0.02)
Net realized and unrealized gains (losses) on investments . . . . .               2.23                1.99                2.25
                                                                     ----------------------------------------------------------
Total investment activities . . . . . . . . . . . . . . . . . . . .               2.21                1.97                2.23
                                                                     ----------------------------------------------------------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . . . .  $           18.74   $           18.74   $           18.76
                                                                     ----------------------------------------------------------
                                                                     ----------------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . .          13.37% (d)          11.75% (d)          13.49% (d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . .  $         128,046   $              35   $             157
Ratio of expenses to average net assets . . . . . . . . . . . . . .           0.98% (e)           1.10% (e)           0.99% (e)
Ratio of net investment income (loss) to average net assets . . . .          (0.52%)(e)          (0.72%)(e)          (0.54%)(e)
Ratio of expenses (prior to reimbursements) to average net assets*.                 (f)                 (f)           1.04% (e)
Ratio of net investment income (loss) (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . . . . . . . . . . .                 (f)                 (f)          (0.59%)(e)
Portfolio turnover (g). . . . . . . . . . . . . . . . . . . . . . .              81.74%              81.74%              81.74%

See  footnotes  on  page  145.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                                GARTMORE  GVIT  MID  CAP  GROWTH  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                       CLASS  IV  SHARES     (B)
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002            2001            2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $         15.46   $       20.01   $       27.71   $       21.97   $       21.91   $       22.19
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
 (loss). . . . . . . . . . . . .            (0.05)          (0.11)          (0.07)           0.18            0.11            0.11
Net realized and unrealized
gains
(losses) on investments. . . . .             3.33           (4.35)          (1.00)           7.48            2.89            1.50
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             3.28           (4.46)          (1.07)           7.66            3.00            1.61
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .                -               -           (0.18)          (0.11)          (0.11)          (0.18)
Net realized gains . . . . . . .                -           (0.09)          (6.45)          (1.81)          (2.83)          (1.71)
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .                -           (0.09)          (6.63)          (1.92)          (2.94)          (1.89)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . .  $         18.74   $       15.46   $       20.01   $       27.71   $       21.97   $       21.91
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .        21.22% (d)        (22.38%)         (3.36%)          38.24%          15.96%           7.99%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $        83,169   $      70,669   $      98,214   $      98,969   $      62,513   $      56,495
Ratio of expenses to average
net assets . . . . . . . . . . .         0.95% (e)           0.95%           0.92%           0.53%           0.57%           0.61%
Ratio of net investment income
(loss) to average net assets . .        (0.57%)(e)         (0.61%)         (0.37%)           0.81%           0.59%           0.56%
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . . . .         1.07% (e)           1.00%           1.01%           0.53%           0.57%           0.62%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .        (0.70%)(e)         (0.66%)         (0.46%)           0.81%           0.59%           0.55%
Portfolio turnover (g) . . . . .            81.74%          64.00%         135.00%          68.00%          46.00%          41.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(b) The Gartmore GVIT Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.
(c) Net investment income (loss) is based on average shares outstanding during the period.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                              NATIONWIDE  GVIT  STRATEGIC  VALUE  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                          CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $          7.20   $        9.65   $       10.04   $        9.41   $       10.12   $       10.15
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . . .                -               -            0.05            0.08            0.09            0.07
Net realized and unrealized
gains
(losses) on investments. . . . .             1.06           (2.45)          (0.38)           0.63           (0.41)          (0.03)
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             1.06           (2.45)          (0.33)           0.71           (0.32)           0.04
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .                -               -           (0.05)          (0.08)          (0.08)          (0.07)
Net realized gains . . . . . . .                -               -           (0.01)              -           (0.31)              -
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .                -               -           (0.06)          (0.08)          (0.39)          (0.07)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . .  $          8.26   $        7.20   $        9.65   $       10.04   $        9.41   $       10.12
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .        14.77% (b)        (25.36%)         (3.26%)           7.61%         (3.07%)           0.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $        14,407   $      13,560   $      22,739   $      26,272   $      17,254   $      15,279
Ratio of expenses to average
net assets . . . . . . . . . . .         1.00% (c)           1.00%           1.00%           1.00%           1.00%           1.00%
Ratio of net investment income
(loss) to average net assets . .         0.07% (c)           0.03%           0.47%           0.90%           0.88%           0.86%
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . . . .         1.16% (c)           1.16%           1.24%           1.26%           1.22%           1.23%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .        (0.09%)(c)         (0.13%)           0.23%           0.64%           0.66%           0.63%
Portfolio turnover . . . . . . .            26.05%          93.09%         154.96%          78.80%         113.30%          68.65%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                     COMSTOCK  GVIT  VALUE  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                           CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $          7.66   $       10.38   $       11.99   $       13.53   $       11.47   $       10.16
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . . .             0.05            0.12            0.15            0.12            0.05            0.10
Net realized and unrealized
gains
(losses) on investments. . . . .             0.96           (2.72)          (1.61)          (1.54)           2.06            1.44
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             1.01           (2.60)          (1.46)          (1.42)           2.11            1.54
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .            (0.05)          (0.12)          (0.15)          (0.12)          (0.04)          (0.10)
Net realized gains . . . . . . .                -               -               -               -           (0.01)          (0.13)
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .            (0.05)          (0.12)          (0.15)          (0.12)          (0.05)          (0.23)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . .  $          8.62   $        7.66   $       10.38   $       11.99   $       13.53   $       11.47
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .        13.24% (d)        (25.14%)        (12.15%)        (10.62%)          18.49%          15.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
period (000) . . . . . . . . . .  $        47,220   $      39,424   $      52,848   $      55,951   $      29,189   $      14,194
Ratio of expenses to average
net assets . . . . . . . . . . .         1.02% (e)           1.11%           0.95%           0.95%           0.95%           0.95%
Ratio of net investment income
(loss) to average net assets . .         1.41% (e)           1.30%           1.41%           0.96%           0.43%           1.11%
Ratio of expenses (prior to
reimbursements) to
average net assets*. . . . . . .               (f)           1.11%           1.09%           1.11%           1.09%           1.15%
Ratio of net investment income
(loss) (prior to reimbursements)
To average net assets* . . . . .               (f)           1.30%           1.27%           0.80%           0.29%           0.91%
Portfolio turnover (g) . . . . .            67.83%         245.24%         127.03%          72.32%          45.16%          49.12%

See  footnotes  on  page  148.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                                          COMSTOCK  GVIT  VALUE  FUND
                                                                     -------------------------------------
                                                                      CLASS II SHARES     CLASS IV SHARES
                                                                     -------------------------------------
                                                                        PERIOD ENDED       PERIOD ENDED
                                                                     JUNE 30, 2003 (B)       JUNE 30,
                                                                     -------------------------------------
                                                                        (UNAUDITED)         (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $            7.47   $           7.76
                                                                     -------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . .               0.01               0.03
Net realized and unrealized gains (losses) on investments . . . . .               1.16               0.86
                                                                     -------------------------------------
Total investment activities . . . . . . . . . . . . . . . . . . . .               1.17               0.89
                                                                     -------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . .              (0.03)             (0.03)
                                                                     -------------------------------------
Total distributions . . . . . . . . . . . . . . . . . . . . . . . .              (0.03)             (0.03)
                                                                     -------------------------------------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . . . .  $            8.61   $           8.62
                                                                     -------------------------------------
                                                                     -------------------------------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . .          15.65% (d)         11.45% (d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . .  $             214   $         42,377
Ratio of expenses to average net assets . . . . . . . . . . . . . .           1.20% (e)          0.95% (e)
Ratio of net investment income (loss) to average net assets . . . .           0.58% (e)          1.87% (e)
Ratio of expenses (prior to reimbursements) to average net assets*.           1.25% (e)          0.96% (e)
Ratio of net investment income (loss) (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . . . . . . . . . . .           0.54% (e)          1.86% (e)
Portfolio turnover (g). . . . . . . . . . . . . . . . . . . . . . .              67.83%             67.83%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

GARTMORE  VARIABLE  INSURANCE  TRUST
FINANCIAL  HIGHLIGHTS
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                           FEDERATED  GVIT  HIGH  INCOME  BOND  FUND
                              ------------------------------------------------------------------------------------------------
                                                                       CLASS  I  SHARES
                              ------------------------------------------------------------------------------------------------
                                 SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    2003             2002          2001 (A)          2000            1999            1998
                              ------------------------------------------------------------------------------------------------
                                (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . .  $          7.06   $        7.44   $        7.89   $        9.52   $       10.04   $       10.12
                              ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . .             0.28            0.61            0.76            0.89            0.83            0.66
Net realized and
unrealized  gains
(losses) on investments. . .             0.65           (0.38)          (0.45)          (1.62)          (0.52)          (0.08)
                              ------------------------------------------------------------------------------------------------
Total investment activities.             0.93            0.23            0.31           (0.73)           0.31            0.58
                              ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . .            (0.27)          (0.61)          (0.76)          (0.89)          (0.83)          (0.66)
Tax return of capital. . . .                -               -               -           (0.01)              -               -
                              ------------------------------------------------------------------------------------------------
Total distributions. . . . .            (0.27)          (0.61)          (0.76)          (0.90)          (0.83)          (0.66)
                              ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . .  $          7.72   $        7.06   $        7.44   $        7.89   $        9.52   $       10.04
                              ------------------------------------------------------------------------------------------------
                              ------------------------------------------------------------------------------------------------

Total Return . . . . . . . .        13.36% (b)           3.23%           4.22%         (8.28%)           3.19%           5.80%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
Period  (000). . . . . . . .  $       231,854   $     162,733   $     114,022   $      78,631   $      64,754   $      36,630
Ratio of expenses to
average net assets . . . . .         0.97% (c)           0.97%           0.95%           0.95%           0.95%           0.95%
Ratio of net investment
Income (loss) to average
net assets . . . . . . . . .         8.10% (c)           8.82%           9.96%          10.44%           8.81%           7.88%
Ratio of expenses (prior
to reimbursements) to
average net assets*. . . . .               (d)           0.97%           1.03%           1.12%           1.15%           1.12%
Ratio of net investment
Income (loss) (prior to
reimbursements) to
average net assets*. . . . .               (d)           8.82%           9.88%          10.27%           8.61%           7.71%
Portfolio turnover . . . . .            17.08%          30.59%          31.64%          18.12%          22.04%          24.25%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not  Annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                               GVIT  EQUITY  500  INDEX  FUND
                                                              ----------------------------------------------------------------
                                                                                     CLASS  IV  SHARES
                                                              ----------------------------------------------------------------
                                                                 SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                               ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  2003 (A)           2002            2001          2000 (B)
                                                              ----------------------------------------------------------------
                                                                (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . . . . . .  $          6.24   $        8.12   $        9.36   $       10.00
                                                              ----------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . . . . . . . . . . .             0.05            0.10            0.09            0.09
Net realized and unrealized gains (losses) on investments. .             0.67           (1.89)          (1.22)          (0.73)
                                                              ----------------------------------------------------------------
Total investment activities. . . . . . . . . . . . . . . . .             0.72           (1.79)          (1.13)          (0.64)
                                                              ----------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . . . . . . . . . . . . . . . .            (0.13)          (0.09)          (0.09)              -
Net realized gains . . . . . . . . . . . . . . . . . . . . .                -               -           (0.02)              -
                                                              ----------------------------------------------------------------
Total distributions. . . . . . . . . . . . . . . . . . . . .            (0.13)          (0.09)          (0.11)              -
                                                              ----------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . . . . . . .  $          6.83   $        6.24   $        8.12   $        9.36
                                                              ----------------------------------------------------------------
                                                              ----------------------------------------------------------------

Total Return . . . . . . . . . . . . . . . . . . . . . . . .        11.66% (c)        (22.31%)        (12.24%)       6.40% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . . . . . . . . . . .  $       251,667   $     235,961   $     324,915   $     366,338
Ratio of expenses to average net assets. . . . . . . . . . .         0.28% (d)           0.28%           0.28%       0.28% (d)
Ratio of net investment income (loss) to average net assets.         1.50% (d)           1.32%           1.06%       0.99% (d)
Ratio of expenses (prior to reimbursements)
to average net assets* . . . . . . . . . . . . . . . . . . .         0.53% (d)           0.50%           0.53%       0.40% (d)
Ratio of net investment income (loss)
(prior to reimbursements) to average
net assets*. . . . . . . . . . . . . . . . . . . . . . . . .         1.25% (d)           1.10%           0.81%       0.87% (d)
Portfolio turnover . . . . . . . . . . . . . . . . . . . . .             1.33%          19.00%           6.00%           5.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The GVIT Equity 500 Index Fund retained the history of the Market Street Equity 500 Index Fund and the existing shares of the Fund were designated Class IV shares.
(b) For the period from February 7, 2000 (commencement of operations) through December 31, 2000.
(c)  Not  annualized.
(d)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                           VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                          CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . .  $          9.28   $        9.14   $        9.28   $        9.37   $        9.82   $       10.05
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . . .             0.18            0.42            0.54            0.61            0.61            0.48
Net realized and unrealized
gains
(losses) on investments. . . . .             0.53            0.22           (0.16)          (0.10)          (0.47)          (0.22)
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             0.71            0.64            0.38            0.51            0.14            0.26
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .            (0.26)          (0.50)          (0.52)          (0.60)          (0.59)          (0.47)
Net realized gains . . . . . . .                -               -               -               -               -           (0.01)
Tax return of capital. . . . . .                -               -               -               -               -           (0.01)
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .            (0.26)          (0.50)          (0.52)          (0.60)          (0.59)          (0.49)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . .  $          9.73   $        9.28   $        9.14   $        9.28   $        9.37   $        9.82
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .         7.71% (b)           7.21%           4.19%           5.65%           1.56%           2.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $       232,505   $     209,280   $     177,324   $     132,227   $      72,862   $      36,965
Ratio of expenses to average
net assets . . . . . . . . . . .         1.01% (c)           1.01%           0.90%           0.90%           0.90%           0.90%
Ratio of net investment income
(loss) to average net assets . .         3.73% (c)           4.61%           5.99%           7.07%           7.03%           6.42%
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . . . .               (d)           1.02%           1.04%           1.09%           1.02%           0.96%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (d)           4.60%           5.85%           6.88%           6.91%           6.36%
Portfolio turnover . . . . . . .           131.95%         385.94%         340.77%         399.03%         242.89%         287.69%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                   GVIT  SMALL  CAP  VALUE  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                          CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . .  $          7.37   $       10.36   $        8.70   $        9.72   $        9.49   $        9.79
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . . .                -               -               -           (0.02)          (0.02)          (0.01)
Net realized and unrealized
gains
(losses) on investments. . . . .             1.42           (2.78)           2.44            1.06            2.38           (0.29)
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             1.42           (2.78)           2.44            1.04            2.36           (0.30)
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net realized gains . . . . . . .                -           (0.21)          (0.78)          (2.06)          (2.13)              -
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .                -           (0.21)          (0.78)          (2.06)          (2.13)              -
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . .  $          8.79   $        7.37   $       10.36   $        8.70   $        9.72   $        9.49
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .        19.27% (e)        (27.16%)          28.28%          11.20%          27.84%         (3.06%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $       525,506   $     467,165   $     697,860   $     280,110   $     131,929   $      50,439
Ratio of expenses to average
net assets . . . . . . . . . . .         1.12% (f)           1.11%           1.05%           1.05%           1.05%           1.05%
Ratio of net investment
income (loss)
to average net assets. . . . . .        (0.06%)(f)           0.01%           0.04%         (0.31%)         (0.28%)         (0.21%)
Ratio of expenses (prior to
reimbursements) to
average net assets*. . . . . . .               (g)           1.11%           1.15%           1.20%           1.27%           1.33%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (g)           0.01%         (0.06%)         (0.46%)         (0.50%)         (0.49%)
Portfolio turnover (h) . . . . .            60.32%         127.77%         164.87%         181.85%         270.26%         283.65%

See  footnotes  on  page  153.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                                       GVIT  SMALL  CAP  VALUE  FUND
                                    ----------------------------------------------------------------------------------------------
                                             CLASS  II  SHARES                CLASS  III  SHARES                  CLASS  IV  SHARES
                                    ----------------------------------------------------------------------------------------------
                                       SIX MONTHS      PERIOD ENDED      SIX MONTHS      PERIOD ENDED                PERIOD ENDED
                                     ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,                  JUNE 30,
                                          2003           2002 (B)           2003           2002 (C)                    2003 (D)
                                    ----------------------------------------------------------------------------------------------
                                      (UNAUDITED)                       (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . . .  $          7.37   $       10.26   $          7.38   $       10.48               $        7.49
                                    ----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . .            (0.01)              -                 -               -                           -
Net realized and unrealized gains
(losses)
on investments . . . . . . . . . .             1.42           (2.68)             1.42           (2.89)                       1.30
                                    ----------------------------------------------------------------------------------------------
Total investment activities. . . .             1.41           (2.68)             1.42           (2.89)                       1.30
                                    ----------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net realized gains . . . . . . . .                -           (0.21)                -           (0.21)                          -
                                    ----------------------------------------------------------------------------------------------
Total distributions. . . . . . . .                -           (0.21)                -           (0.21)                          -
                                    ----------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . . .  $          8.78   $        7.37   $          8.80   $        7.38               $        8.79
                                    ----------------------------------------------------------------------------------------------
                                    ----------------------------------------------------------------------------------------------

Total Return . . . . . . . . . . .        19.13% (e)     (26.46%)(e)        19.25% (e)     (27.88%)(e)                  17.36% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . . .  $         4,146   $       1,472   $           165   $          63               $      46,392
Ratio of expenses to average
net assets . . . . . . . . . . . .         1.36% (f)       1.32% (f)         1.12% (f)       1.07% (f)                   1.11% (f)
Ratio of net investment income
(loss) to average net assets . . .        (0.25%)(f)       0.13% (f)        (0.01%)(f)       0.60% (f)                   0.09% (f)
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . . . . .               (g)             (g)               (g)             (g)                         (g)
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . . .               (g)             (g)               (g)             (g)                         (g)
Portfolio turnover (h) . . . . . .            60.32%         127.77%            60.32%         127.77%                      60.32%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                       GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                            GVIT  SMALL  CAP  GROWTH  FUND
                                                  --------------------------------------------------------------------------------
                                                                                  CLASS  I  SHARES
                                                  --------------------------------------------------------------------------------
                                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2003             2002          2001 (A)          2000          1999 (B)
                                                  --------------------------------------------------------------------------------
                                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . . . . . . . . . .  $          9.66   $       14.48   $       16.24   $       19.69   $       10.00
                                                  --------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . . . . .            (0.05)          (0.11)          (0.07)          (0.02)          (0.01)
Net realized and unrealized gains
(losses) on investments. . . . . . . . . . . . .             1.58           (4.71)          (1.69)          (3.10)          10.48
                                                  --------------------------------------------------------------------------------
Total investment activities. . . . . . . . . . .             1.53           (4.82)          (1.76)          (3.12)          10.47
                                                  --------------------------------------------------------------------------------
DISTRIBUTIONS:
Net realized gains . . . . . . . . . . . . . . .                -               -               -           (0.33)          (0.78)
                                                  --------------------------------------------------------------------------------
Total distributions. . . . . . . . . . . . . . .                -               -               -           (0.33)          (0.78)
                                                  --------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . . . . . . . . . .  $         11.19   $        9.66   $       14.48   $       16.24   $       19.69
                                                  --------------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------------

Total Return . . . . . . . . . . . . . . . . . .        15.84% (e)        (33.29%)        (10.84%)        (16.17%)     105.01% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . . . . .  $       121,356   $     100,308   $     143,982   $      93,891   $      19,541
Ratio of expenses to average net assets. . . . .         1.34% (f)           1.35%           1.30%           1.30%       1.30% (f)
Ratio of net investment income (loss)
 to average net assets . . . . . . . . . . . . .        (1.01%)(f)         (1.03%)         (0.65%)         (0.22%)      (0.24%)(f)
Ratio of expenses (prior to reimbursements)
to average net assets* . . . . . . . . . . . . .               (g)           1.35%           1.43%           1.60%       3.40% (f)
Ratio of net investment income (loss) (prior to
reimbursements) to average net assets* . . . . .               (g)         (1.03%)         (0.78%)         (0.52%)      (2.34%)(f)
Portfolio turnover (h) . . . . . . . . . . . . .            78.09%         165.97%         124.61%         182.48%         130.98%

                                                      CLASS  II  SHARES                     CLASS  III  SHARES
                                             -----------------------------------------------------------------------
                                                SIX MONTHS      PERIOD ENDED           SIX MONTHS      PERIOD ENDED
                                              ENDED JUNE 30,    DECEMBER 31,         ENDED JUNE 30,    DECEMBER 31,
                                                   2003           2002 (C)                2003           2002 (D)
                                             -----------------------------------------------------------------------
                                               (UNAUDITED)                            (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . .  $          9.63   $       13.59        $          9.62   $       10.95
                                             -----------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . .         (0.06)(i)          (0.04)              (0.05)(i)          (0.04)
Net realized and unrealized gains
(losses) on investments . . . . . . . . . .             1.58           (3.92)                  1.56           (1.29)
                                             -----------------------------------------------------------------------
Total investment activities . . . . . . . .             1.52           (3.96)                  1.51           (1.33)
                                             -----------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . .  $         11.15   $        9.63        $         11.13   $        9.62
                                             -----------------------------------------------------------------------
                                             -----------------------------------------------------------------------

Total Return. . . . . . . . . . . . . . . .        15.78% (e)        (29.14%)  (e)        15.70% (e)     (12.15%)(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . .  $         3,837   $       1,652        $           223   $          17
Ratio of expenses to average net assets . .         1.59% (f)       1.63% (f)              1.34% (f)       1.27% (f)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . .        (1.26%)(f)      (1.33%)(f)             (1.02%)(f)      (0.94%)(f)
Ratio of expenses (prior to reimbursements)
to average net assets* . . . . . . . . . .                (g)             (g)                    (g)             (g)
Ratio of net investment income (loss)
(prior to reimbursements)
to average net assets*. . . . . . . . . . .               (g)             (g)                    (g)             (g)
Portfolio turnover (h). . . . . . . . . . .            78.09%         165.97%                 78.09%         165.97%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 1, 1999 (commencement of operations) through December 31, 1999.
(c) For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) Net investment income (loss) is based on average shares outstanding during the period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                               GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                          CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $          6.85   $        9.28   $       11.65   $       13.89   $       11.75   $       10.10
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
loss). . . . . . . . . . . . . .             0.03           (0.04)           0.07            0.13            0.07            0.11
Net realized and unrealized
gains
(losses) on investments. . . . .             0.62           (2.29)          (2.26)          (1.81)           2.60            1.81
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             0.65           (2.33)          (2.19)          (1.68)           2.67            1.92
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .                -           (0.08)          (0.18)          (0.11)          (0.05)          (0.19)
Net realized gains . . . . . . .                -               -               -           (0.44)          (0.48)          (0.08)
Tax return of capital. . . . . .                -           (0.02)              -           (0.01)              -               -
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .                -           (0.10)          (0.18)          (0.56)          (0.53)          (0.27)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . .  $          7.50   $        6.85   $        9.28   $       11.65   $       13.89   $       11.75
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .         9.49% (c)        (25.39%)        (18.81%)        (12.32%)          22.92%          19.14%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $        25,106   $      26,467   $      70,469   $      81,359   $      60,840   $      21,527
Ratio of expenses to
average net assets . . . . . . .         1.28% (d)           1.32%           1.20%           1.20%           1.20%           1.20%
Ratio of net investment income
(loss) to average net assets . .         0.98% (d)           0.29%           0.66%           1.01%           0.31%           0.66%
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . . . .               (e)           1.32%           1.30%           1.42%           1.54%           1.46%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (e)           0.29%           0.56%           0.79%         (0.03%)           0.40%
Portfolio turnover (f) . . . . .           308.15%         529.97%         128.06%         184.98%          79.22%          59.01%

See  footnotes  on  page  156.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                                      GARTMORE
                                                                        GVIT
                                                                     WORLDWIDE
                                                                    LEADERS FUND
                                                                 ------------------
                                                                  CLASS III SHARES
                                                                 ------------------
                                                                    PERIOD ENDED
                                                                 JUNE 30, 2003 (B)
                                                                 ------------------
                                                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . .  $            6.89
                                                                 ------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . .                  -
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . . . . . . . . .               0.60
                                                                 ------------------
Total investment activities . . . . . . . . . . . . . . . . . .               0.60
                                                                 ------------------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . .  $            7.49
                                                                 ------------------
                                                                 ------------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . .           8.71% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . .  $           1,942
Ratio of expenses to average net assets . . . . . . . . . . . .           1.26% (d)
Ratio of net investment income (loss) to a
verage net assets . . . . . . . . . . . . . . . . . . . . . . .           0.19% (d)
Ratio of expenses (prior to reimbursements)
 to average net assets* . . . . . . . . . . . . . . . . . . . .                 (e)
Ratio of net investment income (loss) (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . . . . . . . . .                 (e)
Portfolio turnover (f). . . . . . . . . . . . . . . . . . . . .             308.15%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For  the  period  May 2, 2003 (commencement of operations) through June 30,
     2003.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distingguishing amoung the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                 DREYFUS  GVIT  MID  CAP  INDEX  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                          CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $         11.02   $       13.17   $       13.55   $       12.32   $       10.92   $        9.94
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . .             0.03            0.04            0.07            0.07            0.05            0.09
Net realized and unrealized
gains (losses) on
investments. . . . . . . . . . .             1.29           (2.05)          (0.25)           1.79            2.21            0.98
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             1.32           (2.01)          (0.18)           1.86            2.26            1.07
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .            (0.03)          (0.04)          (0.07)          (0.09)          (0.03)          (0.08)
Net realized gains . . . . . . .                -           (0.10)          (0.13)          (0.54)          (0.83)              -
Tax return of capital. . . . . .                -               -               -               -               -           (0.01)
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .            (0.03)          (0.14)          (0.20)          (0.63)          (0.86)          (0.09)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . .  $         12.31   $       11.02   $       13.17   $       13.55   $       12.32   $       10.92
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .        11.96% (c)        (15.30%)         (1.30%)          15.21%          20.92%          10.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $       314,757   $     285,970   $     257,623   $     145,350   $      20,259   $      10,849
Ratio of expenses to
average net assets . . . . . . .         0.74% (d)           0.74%           0.65%           0.65%           1.03%           1.20%
Ratio of net investment income
(loss) to average net assets . .         0.48% (d)           0.37%           0.53%           0.68%           0.56%           0.79%
Ratio of expenses (prior to
reimbursements) to average
 net assets* . . . . . . . . . .               (e)           0.75%           0.78%           0.90%           1.74%           1.54%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (e)           0.36%           0.40%           0.43%         (0.15%)           0.45%
Portfolio turnover (f) . . . . .             7.09%          27.32%          28.43%          83.45%         275.04%         119.37%

See  footnotes  on  page  158.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)

                                                                                 DREYFUS  GVIT
                                                                             MID  CAP  INDEX  FUND
                                                                     ----------------------------------
                                                                               CLASS  II  SHARES
                                                                     ----------------------------------
                                                                      SIX MONTHS ENDED    PERIOD ENDED
                                                                          JUNE 30,        DECEMBER 31,
                                                                            2003            2002 (B)
                                                                     ----------------------------------
                                                                        (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .  $           11.00   $       13.64
                                                                     ----------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . .               0.02            0.02
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .               1.29           (2.53)
                                                                     ----------------------------------
Total investment activities . . . . . . . . . . . . . . . . . . . .               1.31           (2.51)
                                                                     ----------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . .              (0.02)          (0.03)
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . .                  -           (0.10)
                                                                     ----------------------------------
Total distributions . . . . . . . . . . . . . . . . . . . . . . . .              (0.02)          (0.13)
                                                                     ----------------------------------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . . . .  $           12.29   $       11.00
                                                                     ----------------------------------
                                                                     ----------------------------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . .          11.88% (c)     (18.44%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . .  $           2,904   $       1,232
Ratio of expenses to average net assets . . . . . . . . . . . . . .           0.99% (d)       0.96% (d)
Ratio of net investment income (loss) to average net assets . . . .           0.22% (d)       0.25% (d)
Ratio of expenses (prior to reimbursements) to average net assets*.                 (e)             (e)
Ratio of net investment income (loss) (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . . . . . . . . . . .                 (e)             (e)
Portfolio turnover (f). . . . . . . . . . . . . . . . . . . . . . .               7.09%          27.32%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                   TURNER  GVIT  GROWTH  FOCUS  FUND
                           --------------------------------------------------------------------------------------------------
                                                     CLASS  I  SHARES                               CLASS  III  SHARES
                           --------------------------------------------------------------------------------------------------
                              SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED      SIX MONTHS      PERIOD ENDED
                            ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                 2003             2002          2001 (A)        2000 (B)           2003           2002 (C)
                             (UNAUDITED)                                                       (UNAUDITED)
                           --------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF
PERIOD. . . . . . . . . .  $          2.08   $        3.64   $        5.97   $       10.00   $          2.10   $        2.73
                           --------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment
 income (loss). . . . . .            (0.01)          (0.04)          (0.02)          (0.01)         (0.01)(h)          (0.01)
Redemption fees . . . . .                -            0.01               -               -                 -            0.01
Net realized and
unrealized gains
(losses) on investments .             0.47           (1.53)          (2.31)          (4.02)             0.47           (0.63)
                           --------------------------------------------------------------------------------------------------
Total investment
activities. . . . . . . .             0.46           (1.56)          (2.33)          (4.03)             0.46           (0.63)
                           --------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . .  $          2.54   $        2.08   $        3.64   $        5.97   $          2.56   $        2.10
                           --------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------

Total Return. . . . . . .        22.12% (d)        (42.86%)        (39.03%)     (40.30%)(d)        21.90% (d)     (23.08%)(d)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, at end of
period (000). . . . . . .  $         4,747   $       3,891   $      13,044   $       5,530   $         4,292   $       2,482
Ratio of expenses to
average net assets. . . .         1.07% (e)           1.06%           1.33%       1.35% (e)         1.10% (e)       1.13% (e)
Ratio of net investment
income (loss) to
verage net assets . . . .        (0.64%)(e)         (0.64%)         (0.77%)     (0.55%) (e)       (0.70%) (e)      (0.58%)(e)
Ratio of expenses (prior
to reimbursements) to
average net assets* . . .               (f)           1.06%           1.97%       5.03% (e)               (f)             (f)
Ratio of net investment
income (loss) (prior  to
reimbursements) to
average net assets* . . .               (f)         (0.64%)         (1.41%)      (4.23%)(e)               (f)             (f)
Portfolio turnover (g). .           274.24%         906.43%        1256.23%         867.40%           274.24%         906.43%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Net investment income (loss) is based on average shares outstanding during the period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                        GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND
                                               --------------------------------------------------------------------------------
                                                                CLASS  I  SHARES                               CLASS  II  SHARES
                                               --------------------------------------------------------------------------------
                                                  SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                                ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,      JUNE 30,
                                                     2003             2002          2001 (A)        2000 (B)        2003 (C)
                                               --------------------------------------------------------------------------------
                                                 (UNAUDITED)                                                      (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . .  $          2.39   $        4.21   $        7.35   $       10.00   $        2.45
                                               --------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . .            (0.01)          (0.03)          (0.03)          (0.01)              -
Net realized and unrealized gains
(losses) on investments . . . . . . . . . . .             0.63           (1.77)          (3.11)          (2.48)           0.57
                                               --------------------------------------------------------------------------------
Total investment activities . . . . . . . . .             0.62           (1.80)          (3.14)          (2.49)           0.57
                                               --------------------------------------------------------------------------------
Distributions:
Net realized gains. . . . . . . . . . . . . .                -               -               -           (0.16)              -
Tax return of capital . . . . . . . . . . . .                -           (0.02)              -               -               -
                                               --------------------------------------------------------------------------------
Total distributions . . . . . . . . . . . . .                -           (0.02)              -           (0.16)              -
                                               --------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . .  $          3.01   $        2.39   $        4.21   $        7.35   $        3.02
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

Total Return. . . . . . . . . . . . . . . . .        25.94% (e)        (42.78%)        (42.72%)     (24.96%)(e)      23.27% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . .  $        11,834   $       7,791   $      15,585   $      12,127   $         129
Ratio of expenses to average net assets . . .         1.23% (f)           1.34%           1.35%       1.35% (f)       1.51% (f)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . .        (0.76%)(f)         (0.65%)          (0.88%)     (0.44%)(f)      (1.22%)(f)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . .               (g)           1.39%           2.02%       2.57% (f)             (g)
Ratio of net investment income (loss) (prior
to reimbursements) to average net assets* . .               (g)         (0.70%)         (1.55%)      (1.66%)(f)             (g)
Portfolio turnover (h). . . . . . . . . . . .           521.53%         879.28%         894.05%         305.36%         521.53%

                                                            CLASS  III  SHARES
                                                    --------------------------------
                                                      SIX MONTHS      PERIOD ENDED
                                                     ENDED JUNE 30,    DECEMBER 31,
                                                          2003           2002 (D)
                                                    --------------------------------
                                                      (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . . . . . . . . . . .  $          2.41   $        3.29
                                                    --------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . . . . . .            (0.01)          (0.01)
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .              0.63           (0.85)
                                                    --------------------------------
Total investment activities. . . . . . . . . . . .             0.62           (0.86)
                                                    --------------------------------
DISTRIBUTIONS:
Tax return of capital. . . . . . . . . . . . . . .                -           (0.02)
                                                    --------------------------------
Total distributions. . . . . . . . . . . . . . . .                -           (0.02)
                                                    --------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . . . . . . . . . . .  $          3.03   $        2.41
                                                    --------------------------------
                                                    --------------------------------

Total Return . . . . . . . . . . . . . . . . . . .        25.73% (e)     (26.14%)(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . . . . . .  $        12,640   $       5,822
Ratio of expenses to average net assets. . . . . .         1.26% (f)       1.37% (f)
Ratio of net investment income (loss)
to average net assets. . . . . . . . . . . . . . .        (0.81%)(f)      (3.49%)(f)
Ratio of expenses (prior to reimbursements)
 to average net assets*. . . . . . . . . . . . . .               (g)       1.79% (f)
Ratio of net investment income (loss)
(prior to reimbursements)  to average net assets*.               (g)      (3.91%)(f)
Portfolio turnover (h) . . . . . . . . . . . . . .           521.53%         879.28%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(d) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                  GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND
                                  --------------------------------------------------------------------------------
                                                   CLASS  I  SHARES                               CLASS  II  SHARES
                                  --------------------------------------------------------------------------------
                                     SIX MONTHS      PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 27,    DECEMBER 31,      JUNE 30,
                                        2003           2002 (A)      2001 (B) (C)      2000 (D)        2003 (E)
                                  --------------------------------------------------------------------------------
                                    (UNAUDITED)                                                      (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $          8.19   $        9.51   $        9.83   $       10.00   $        8.72
                                  --------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . .            (0.01)          (0.02)          (0.03)              -           (0.01)
Redemption fees. . . . . . . . .                -            0.01               -               -               -
Net realized and unrealized
gains (losses) on investments. .             2.17           (1.31)           0.39           (0.17)           1.64
                                  --------------------------------------------------------------------------------
Total investment activities. . .             2.16           (1.32)           0.36           (0.17)           1.63
                                  --------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .                -               -           (0.02)              -               -
                                  --------------------------------------------------------------------------------
Total distributions. . . . . . .                -               -           (0.02)              -               -
                                  --------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . .   $         10.35   $        8.19   $       10.17   $        9.83   $       10.35
                                  --------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------

Total Return . . . . . . . . . .        26.37% (f)     (13.88%)(f)       3.67% (f)      (1.70%)(f)      18.69% (f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $         2,237   $         370   $       2,549   $       2,458   $          87
Ratio of expenses to average
net assets. . . . . . . . . . .          1.24% (g)       1.22% (g)       1.24% (g)       1.00% (g)       1.49% (g)
Ratio of net investment income
(loss) to average net assets . .        (0.51%)(g)      (0.25%)(g)      (0.32%)(g)      (1.00%)(g)      (0.88%)(g)
Ratio of expenses
prior to reimbursements)
to average net assets* . . . . .               (h)             (h)       5.51% (g)      28.69% (g)             (h)
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (h)             (h)      (4.59%)(g)     (28.69%)(g)             (h)
Portfolio turnover (i) . . . . .           320.78%         764.93%         892.96%           0.00%         320.78%

See  footnotes  on  page  162.     (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                      GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND
                                                   -----------------------------------------------------
                                                                      CLASS  III  SHARES
                                                   -----------------------------------------------------
                                                      SIX MONTHS            YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,         DECEMBER 31,    DECEMBER 31,
                                                         2003                  2002          2001 (C)
                                                   -----------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          8.20        $       10.14   $       10.17
                                                   -----------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .            (0.01)               (0.03)              -
Redemption fees . . . . . . . . . . . . . . . . .                -                 0.01               -
Net realized and unrealized gains
(losses) on investments . . . . . . . . . . . . .             2.17                (1.92)          (0.03)
                                                   -----------------------------------------------------
Total investment activities . . . . . . . . . . .             2.16                (1.94)          (0.03)
                                                   -----------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $         10.36        $        8.20   $       10.14
                                                   -----------------------------------------------------
                                                   -----------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .        26.34% (f)             (19.13%)      (0.30%)(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $        28,071        $      11,652   $       2,540
Ratio of expenses to average net assets . . . . .         1.22% (g)                1.23%       1.35% (g)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .        (0.48%)(g)              (0.37%)      (1.13%)(g)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (h)                1.24%       1.35% (g)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (h)              (0.38%)      (1.13%)(g)
Portfolio turnover (i). . . . . . . . . . . . . .           320.78%              764.93%         892.96%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) Class I shares were exchanged into Class III shares effective December 28, 2001.
(d) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(e) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                                GARTMORE  GVIT  NATIONWIDE  LEADERS  FUND
                                             ----------------------------------------------------------------------------------
                                                      CLASS  I  SHARES                        CLASS  III  SHARES
                                             ----------------------------------------------------------------------------------
                                                SIX MONTHS      PERIOD ENDED      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                              ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                   2003           2002 (A)           2003             2002          2001 (B)
                                             ----------------------------------------------------------------------------------
                                               (UNAUDITED)                       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . .  $          9.44   $       11.20   $          9.44   $       10.08   $       10.00
                                             ----------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . .             0.01            0.03              0.01            0.04               -
Redemption fees . . . . . . . . . . . . . .             0.01            0.02              0.01            0.02               -
Net realized and unrealized gains
(losses) on investments . . . . . . . . . .             0.64           (1.75)             0.64           (0.64)           0.08
                                             ----------------------------------------------------------------------------------
Total investment activities . . . . . . . .             0.66           (1.70)             0.66           (0.58)           0.08
                                             ----------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . .            (0.02)          (0.06)            (0.02)          (0.06)              -
                                             ----------------------------------------------------------------------------------
Total distributions . . . . . . . . . . . .            (0.02)          (0.06)            (0.02)          (0.06)              -
                                             ----------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . .  $         10.08   $        9.44   $         10.08   $        9.44   $       10.08
                                             ----------------------------------------------------------------------------------
                                             ----------------------------------------------------------------------------------

Total Return. . . . . . . . . . . . . . . .         7.02% (c)     (15.17%)(c)         7.01% (c)         (5.78%)       0.80% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . .  $           362   $         247   $         7,885   $       8,463   $       1,008
Ratio of expenses to average net assets . .         1.16% (d)       1.12% (d)         1.14% (d)           1.15%       1.25% (d)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . .         0.43% (d)       1.03% (d)         0.48% (d)           0.80%      (0.16%)(d)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . .               (e)             (e)               (e)           1.16%      20.55% (d)
Ratio of net investment income (loss)
(prior to reimbursements) to average
net assets* . . . . . . . . . . . . . . . .               (e)             (e)               (e)           0.79%     (19.46%)(d)
Portfolio turnover (f). . . . . . . . . . .            98.33%         105.28%            98.33%         105.28%           0.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.
(b) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per share.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                              GARTMORE  GVIT  EMERGING  MARKETS  FUND
                               --------------------------------------------------------------------------------------------------
                                                     CLASS  I  SHARES                                   CLASS  II  SHARES
                               --------------------------------------------------------------------------------------------------
                                  SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED      SIX MONTHS      PERIOD ENDED
                                ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                     2003             2002          2001 (A)        2000 (B)           2003           2002 (C)
                               --------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                                                       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . .  $          5.99   $        7.08   $        7.51   $       10.00   $          5.99   $        7.71
                               --------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss). . . . . . . . . . . .             0.07            0.05            0.06               -              0.05            0.01
Redemption fees . . . . . . .             0.01            0.01               -               -              0.01            0.01
Net realized and unrealized
gains(losses) on investments.             0.89           (1.14)          (0.45)          (2.48)             0.89           (1.73)
                               --------------------------------------------------------------------------------------------------
Total investment activities .             0.97           (1.08)          (0.39)          (2.48)             0.95           (1.71)
                               --------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . .            (0.02)          (0.01)          (0.04)          (0.01)            (0.01)          (0.01)
                               --------------------------------------------------------------------------------------------------
Total distributions . . . . .            (0.02)          (0.01)          (0.04)          (0.01)            (0.01)          (0.01)
                               --------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . .  $          6.94   $        5.99   $        7.08   $        7.51   $          6.93   $        5.99
                               --------------------------------------------------------------------------------------------------
                               --------------------------------------------------------------------------------------------------

Total Return. . . . . . . . .        16.19% (e)        (15.23%)         (5.18%)     (24.83%)(e)        15.95% (e)     (22.23%)(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000) . . . . . . . . . . . .  $        10,308   $      10,005   $      15,974   $       3,991   $           899   $         454
Ratio of expenses to average
 net assets . . . . . . . . .         1.37% (f)           1.43%           1.70%       1.75% (f)         1.67% (f)       1.71% (f)
Ratio of net investment
Income (loss) to average
net assets. . . . . . . . . .         2.56% (f)           0.63%           0.57%      (0.21%)(f)         1.72% (f)       0.44% (f)
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . .                (g)             (g)           2.39%       4.09% (f)               (g)             (g)
Ratio of net investment
income (loss) (prior to
reimbursements) to
average net assets* . . . . .               (g)             (g)         (0.12%)      (2.55%)(f)               (g)             (g)
Portfolio turnover (h). . . .            69.26%         219.84%         140.18%          43.33%            69.26%         219.84%

See  footnotes  on  page  165.                                       (continued)

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
        SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING  (CONTINUED)

                                                                    GARTMORE  GVIT
                                                                EMERGING  MARKETS  FUND
                                                            --------------------------------
                                                                   CLASS  III  SHARES
                                                            --------------------------------
                                                               SIX MONTHS      PERIOD ENDED
                                                             ENDED JUNE 30,    DECEMBER 31,
                                                                  2003           2002 (D)
                                                            --------------------------------
                                                              (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . . . . . . . . . . . . . . .  $          5.99   $        7.90
                                                            --------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . . . . . . . . . .             0.07            0.01
Redemption fees. . . . . . . . . . . . . . . . . . . . . .             0.01            0.01
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . . . . . .              0.88           (1.91)
                                                            --------------------------------
Total investment activities. . . . . . . . . . . . . . . .             0.96           (1.89)
                                                            --------------------------------
DISTRIBUTIONS:
Net investment income. . . . . . . . . . . . . . . . . . .            (0.02)          (0.02)
                                                            --------------------------------
Total distributions. . . . . . . . . . . . . . . . . . . .            (0.02)          (0.02)
                                                            --------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . . . . . . . . . . . . . . .  $          6.93   $        5.99
                                                            --------------------------------
                                                            --------------------------------

Total Return . . . . . . . . . . . . . . . . . . . . . . .        16.00% (e)     (23.99%)(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . . . . . . . . . .  $        15,560   $      11,435
Ratio of expenses to average net assets. . . . . . . . . .         1.42% (f)       1.39% (f)
Ratio of net investment income (loss)
to average net assets. . . . . . . . . . . . . . . . . . .         2.61% (f)       0.61% (f)
Ratio of expenses (prior to reimbursements)
 to average net assets*. . . . . . . . . . . . . . . . . .               (g)             (g)
Ratio of net investment income (loss)
(prior to reimbursements)  to average net assets*. . . . .               (g)             (g)
Portfolio turnover (h) . . . . . . . . . . . . . . . . . .            69.26%         219.84%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                          GARTMORE  GVIT  INTERNATIONAL  GROWTH  FUND
                                --------------------------------------------------------------------------------------------------
                                                         CLASS  I  SHARES                                CLASS  III  SHARES
                                --------------------------------------------------------------------------------------------------
                                   SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED      SIX MONTHS      PERIOD ENDED
                                 ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                      2003             2002          2001 (A)        2000 (B)           2003           2002 (C)
                                --------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                                                       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . .  $          4.66   $        6.14   $        8.62   $       10.00   $          4.67   $        5.95
                                --------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . .             0.04            0.01            0.01           (0.01)             0.04           (0.01)
Redemption fees. . . . . . . .                -            0.01               -               -                 -            0.01
Net realized and unrealized
gains (losses) on investments.             0.19           (1.50)          (2.47)          (1.37)             0.19           (1.28)
                                --------------------------------------------------------------------------------------------------
Total investment activities. .             0.23           (1.48)          (2.46)          (1.38)             0.23           (1.28)
                                --------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . .                -               -           (0.02)              -                 -               -
                                --------------------------------------------------------------------------------------------------
Total distributions. . . . . .                -               -           (0.02)              -                 -               -
                                --------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . .  $          4.89   $        4.66   $        6.14   $        8.62   $          4.90   $        4.67
                                --------------------------------------------------------------------------------------------------
                                --------------------------------------------------------------------------------------------------

Total Return . . . . . . . . .         4.94% (d)        (24.10%)        (28.65%)     (13.70%)(d)         4.93% (d)     (21.51%)(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
period  (000). . . . . . . . .  $         6,794   $       6,859   $       9,448   $       9,239   $         3,677   $       2,232
Ratio of expenses to
average net assets . . . . . .         1.26% (e)           1.29%           1.58%       1.60% (e)         1.34% (e)       1.32% (e)
Ratio of net investment
Income (loss) to average
net assets . . . . . . . . . .         1.59% (e)           0.53%           0.05%      (0.17%)(e)         1.51% (e)       0.08% (e)
Ratio of expenses (prior
To reimbursements) to
average  net assets* . . . . .               (f)           1.33%           2.69%       2.88% (e)               (f)             (f)
Ratio of net investment
income (loss) (prior to
reimbursements) to
average  net assets* . . . . .               (f)           0.49%         (1.06%)      (1.45%)(d)               (f)             (f)
Portfolio turnover (g) . . . .           137.78%         257.38%         245.96%          93.02%           137.78%         257.38%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                    DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND
                                            -------------------------------------------------------
                                                 CLASS I           CLASS II           CLASS III
                                            -------------------------------------------------------
                                              PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                            JUNE 30, 2003(A)   JUNE 30, 2003(A)   JUNE 30, 2003(A)
                                            -------------------------------------------------------
                                               (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . . . . . . .  $           9.25   $           9.25   $           9.25
                                            -------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . .              0.12            0.16 (c)           0.06 (c)
Net realized and unrealized gains
(losses) on investments . . . . . . . . .               1.00               0.95               1.03
                                            -------------------------------------------------------
Total investment activities. . . . . . . .              1.12               1.11               1.09
                                            -------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . . . . . . .  $          10.37   $          10.36   $          10.34
                                            -------------------------------------------------------
                                            -------------------------------------------------------

Total Return . . . . . . . . . . . . . . .         12.11% (d)         12.00% (d)         11.78% (d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . .  $             36   $              3   $         11,167
Ratio of expenses to average net assets. .          0.87% (e)          0.99% (e)          0.85% (e)
Ratio of net investment income (loss)
to average net assets. . . . . . . . . . .          6.79% (e)          9.01% (e)          3.09% (e)
Portfolio turnover (f) . . . . . . . . . .             47.29%             47.29%             47.29%

                                                                     CLASS  IV  SHARES     (B)
                                 ------------------------------------------------------------------------------------------------
                                    SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                  ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2003             2002            2001            2000            1999            1998
                                 ------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . .  $          9.85   $       11.20   $       14.14   $       16.68   $       13.85   $       13.61
                                 ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss). . . . . . . . . . . . .             0.15            0.18            0.12            0.17            0.19            0.15
Net realized and unrealized
gains
(losses) on investments . . . .             0.63           (1.41)          (1.67)          (0.61)           3.61            1.14
                                 ------------------------------------------------------------------------------------------------
Total investment activities . .             0.78           (1.23)          (1.55)          (0.44)           3.80            1.29
                                 ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . .            (0.27)          (0.12)          (0.17)          (0.19)          (0.16)          (0.10)
Net realized gains. . . . . . .                -               -           (1.22)          (1.91)          (0.81)          (0.95)
                                 ------------------------------------------------------------------------------------------------
Total distributions . . . . . .            (0.27)          (0.12)          (1.39)          (2.10)          (0.97)          (1.05)
                                 ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . .  $         10.36   $        9.85   $       11.20   $       14.14   $       16.68   $       13.85
                                 ------------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------------

Total Return. . . . . . . . . .         8.22% (d)        (11.10%)        (12.20%)         (2.75%)          29.33%          10.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
 (000). . . . . . . . . . . . .  $        61,636   $      59,335   $      68,746   $      78,501   $      88,796   $      71,363
Ratio of expenses to average
net assets. . . . . . . . . . .         1.07% (e)           1.00%           1.08%           0.95%           0.98%           1.00%
Ratio of net investment income
(loss) to average net assets. .         3.12% (e)           1.63%           1.04%           1.33%           1.32%           1.18%
Portfolio turnover (f). . . . .            47.29%          35.00%          36.00%          37.00%          41.00%          37.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(b) The Dreyfus GVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(c) Net investment income (loss) is based on average shares outstanding for the period.
(d)  Not  annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                         GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                                    AGGRESSIVE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          8.15   $       10.11   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.05            0.09            0.02
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .             0.83           (1.96)           0.11
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.88           (1.87)           0.13
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.05)          (0.09)          (0.02)
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.05)          (0.09)          (0.02)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $          8.98   $        8.15   $       10.11
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .        10.88% (b)        (18.50%)       1.31% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $        40,208   $      19,493   $         506
Ratio of expenses to average net assets . . . . .         0.54% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         1.45% (c)           1.41%       4.36% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.83% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.86%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .            12.12%         111.74%          10.90%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                        GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                             MODERATELY  AGGRESSIVE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          8.49   $       10.09   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.06            0.12            0.02
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .             0.74           (1.59)           0.09
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.80           (1.47)           0.11
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.06)          (0.12)          (0.02)
Net realized gains. . . . . . . . . . . . . . . .                -           (0.01)              -
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.06)          (0.13)          (0.02)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $          9.23   $        8.49   $       10.09
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .         9.52% (b)        (14.59%)       1.12% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $       141,056   $      71,962   $         505
Ratio of expenses to average net assets . . . . .         0.55% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         1.73% (c)           1.89%       4.56% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.85% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.68%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .            14.54%          43.38%          11.10%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                        GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                                     MODERATE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          8.94   $       10.06   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.08            0.15            0.02
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .             0.62           (1.11)           0.06
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.70           (0.96)           0.08
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.08)          (0.15)          (0.02)
Net realized gains. . . . . . . . . . . . . . . .                -           (0.01)              -
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.08)          (0.16)          (0.02)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $          9.56   $        8.94   $       10.06
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .         7.88% (b)         (9.60%)       0.84% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $       316,529   $     165,555   $         504
Ratio of expenses to average net assets . . . . .         0.55% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         2.05% (c)           2.41%       4.42% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.86% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.83%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .             5.99%          21.58%           0.74%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                         GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                            MODERATELY  CONSERVATIVE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          9.43   $       10.04   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.10            0.18            0.03
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .             0.45           (0.60)           0.04
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.55           (0.42)           0.07
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.10)          (0.18)          (0.03)
Net realized gains. . . . . . . . . . . . . . . .                -           (0.01)              -
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.10)          (0.19)          (0.03)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $          9.88   $        9.43   $       10.04
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .         5.88% (b)         (4.15%)       0.65% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $       176,986   $      95,669   $         503
Ratio of expenses to average net assets . . . . .         0.55% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         2.48% (c)           2.96%       4.56% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.88% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.71%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .             6.19%          35.19%           0.60%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                         GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                                   CONSERVATIVE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          9.83   $       10.01   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.12            0.21            0.02
Net realized and unrealized gains
(losses)  on investments. . . . . . . . . . . . .             0.27           (0.18)           0.01
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.39            0.03            0.03
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.12)          (0.21)          (0.02)
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.12)          (0.21)          (0.02)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $         10.10   $        9.83   $       10.01
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .         3.96% (b)           0.40%       0.34% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $       148,623   $      90,358   $         502
Ratio of expenses to average net assets . . . . .         0.55% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         2.73% (c)           3.30%       4.39% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.89% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.89%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .            13.96%          28.70%           0.40%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                            GARTMORE  GVIT  U.S.  GROWTH  LEADERS  FUND
                              ----------------------------------------------------------------------------------------------------
                                        CLASS I SHARES                   CLASS II SHARES                  CLASS III SHARES
                              ----------------------------------------------------------------------------------------------------
                                 SIX MONTHS      PERIOD ENDED        PERIOD          SIX MONTHS       YEAR ENDED     PERIOD ENDED
                               ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                    2003           2002 (A)         2003 (B)            2003             2002          2001 (C)
                              ----------------------------------------------------------------------------------------------------
                                (UNAUDITED)                       (UNAUDITED)       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF
PERIOD . . . . . . . . . . .  $          7.56   $        8.64   $          8.17   $          7.58   $        9.92   $       10.00
                              ----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment
income (loss). . . . . . . .            (0.02)          (0.02)            (0.02)            (0.02)          (0.05)              -
Redemption fees. . . . . . .             0.01            0.01              0.01              0.01            0.01               -
Net realized and
unrealized gains
(losses) on investments. . .             2.06           (1.07)             1.47              2.08           (2.30)          (0.08)
                              ----------------------------------------------------------------------------------------------------
Total investment activities.             2.05           (1.08)             1.46              2.07           (2.34)          (0.08)
                              ----------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . .  $          9.61   $        7.56   $          9.63   $          9.65   $        7.58   $        9.92
                              ----------------------------------------------------------------------------------------------------
                              ----------------------------------------------------------------------------------------------------

Total Return . . . . . . . .        27.12% (d)     (12.50%)(d)        17.87% (d)        27.31% (d)        (23.59%)      (0.80%)(d)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, at end of
period (000) . . . . . . . .  $         2,887   $         476   $           294   $        31,263   $       6,501   $       2,976
Ratio of expenses to
average net assets . . . . .         1.14% (e)       1.16% (e)         1.37% (e)         1.12% (e)           1.10%       1.25% (e)
Ratio of net investment
income (loss) to
average net assets . . . . .        (0.65%)(e)      (0.56%)(e)        (0.98%)(e)        (0.59%)(e)         (0.64%)      (0.40%)(e)
Ratio of expenses (prior
to reimbursements) to
average  net assets* . . . .               (f)             (f)               (f)               (f)             (f)       7.56% (e)
Ratio of net investment
income (loss) (prior to
reimbursements) to
average net assets*. . . . .               (f)             (f)               (f)               (f)             (f)      (6.71%)(e)
Portfolio turnover (g) . . .           410.83%         754.41%           410.83%           410.83%         754.41%           9.71%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from March 21, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $9.92 per share.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                            GARTMORE  GVIT  GLOBAL  UTILITIES  FUND
                            ----------------------------------------------------------------------------------------------------
                                    CLASS  I  SHARES                  CLASS  II  SHARES                 CLASS  III SHARES
                            ----------------------------------------------------------------------------------------------------
                               SIX MONTHS      PERIOD ENDED        PERIOD          SIX MONTHS       YEAR ENDED     PERIOD ENDED
                             ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                  2003           2002 (A)         2003 (B)            2003             2002          2001 (C)
                            ----------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                       (UNAUDITED)       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF
PERIOD . . . . . . . . . .  $          7.42   $        8.38   $          7.08   $          7.43   $       10.01   $       10.00
                            ----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . .          0.07 (d)           0.08           0.04 (d)             0.07            0.12               -
Redemption fees. . . . . .             0.01            0.01              0.01              0.01            0.01               -
Net realized and
unrealized  gains
(losses) on investments. .             0.73           (0.96)             1.11              0.74           (2.62)           0.01
                            ----------------------------------------------------------------------------------------------------
Total investment
activities . . . . . . . .             0.81           (0.87)             1.16              0.82           (2.49)           0.01
                            ----------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . .            (0.01)          (0.09)                -             (0.01)          (0.09)              -
                            ----------------------------------------------------------------------------------------------------
Total distributions. . . .            (0.01)          (0.09)                -             (0.01)          (0.09)              -
                            ----------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . .  $          8.22   $        7.42   $          8.24   $          8.24   $        7.43   $       10.01
                            ----------------------------------------------------------------------------------------------------
                            ----------------------------------------------------------------------------------------------------

Total Return . . . . . . .        10.86% (e)     (10.36%)(e)        16.44% (e)        10.98% (e)        (24.85%)       0.10% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
period (000) . . . . . . .  $           541   $         169   $           262   $         5,707   $       3,571   $       3,002
Ratio of expenses to
Average  net assets. . . .         1.10% (f)       1.20% (f)         1.34% (f)         1.03% (f)           1.10%       1.15% (f)
Ratio of net investment
income (loss) to average
 net assets. . . . . . . .         2.10% (f)       1.83% (f)         2.61% (f)         2.10% (f)           1.79%      (0.12%)(f)
Ratio of expenses (prior
To reimbursements) to
average  net assets* . . .               (g)             (g)               (g)               (g)           1.11%       8.45% (f)
Ratio of net investment
Income (loss) (prior to
reimbursements) to
average net assets*. . . .               (g)             (g)               (g)               (g)           1.78%      (7.42%)(f)
Portfolio turnover (h) . .            45.75%         153.83%            45.75%            45.75%         153.83%           0.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share.
(d) Net investment income (loss) is based on average shares outstanding during the period.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                    GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND
                           ----------------------------------------------------------------------------------------------------
                                     CLASS I SHARES                   CLASS II SHARES                  CLASS III SHARES
                           ----------------------------------------------------------------------------------------------------
                              SIX MONTHS      PERIOD ENDED        PERIOD          SIX MONTHS       YEAR ENDED     PERIOD ENDED
                            ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                 2003           2002 (A)         2003 (B)            2003             2002          2001 (C)
                           ----------------------------------------------------------------------------------------------------
                             (UNAUDITED)                       (UNAUDITED)       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF
PERIOD. . . . . . . . . .  $          8.96   $       10.23   $          8.46   $          8.96   $       10.13   $       10.00
INVESTMENT ACTIVITIES:
Net investment income
(loss). . . . . . . . . .             0.05               -                 -              0.06            0.04               -
Redemption fees . . . . .             0.01            0.01              0.01              0.01            0.01               -
Net realized and
unrealized gains (losses)
on investments . . . . .              1.16           (1.27)             1.71              1.15           (1.21)           0.13
                           ----------------------------------------------------------------------------------------------------
Total investment
activities. . . . . . . .             1.22           (1.26)             1.72              1.22           (1.16)           0.13
                           ----------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . .                -           (0.01)                -                 -           (0.01)              -
                           ----------------------------------------------------------------------------------------------------
Total distributions . . .                -           (0.01)                -                 -           (0.01)              -
                           ----------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . .  $         10.18   $        8.96   $         10.18   $         10.18   $        8.96   $       10.13
                           ----------------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------------

Total Return. . . . . . .        13.62% (d)     (12.26%)(d)        20.33% (d)        13.62% (d)        (11.41%)       1.32% (d)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, at end of
period (000). . . . . . .  $           839   $         218   $            83   $         7,795   $       6,009   $       3,041
Ratio of expenses to
average  net assets . . .         1.28% (e)       1.37% (e)         1.53% (e)         1.23% (e)           1.31%       1.35% (e)
Ratio of net investment
income (loss) to average
net assets. . . . . . . .         1.34% (e)       0.30% (e)         0.82% (e)         1.67% (e)           0.66%       0.33% (e)
Ratio of expenses (prior
to reimbursements) to
average net assets* . . .               (f)             (f)               (f)               (f)             (f)       8.56% (e)
Ratio of net investment
income (loss) (prior  to
 reimbursements) to
average net assets* . . .               (f)             (f)               (f)               (f)             (f)      (6.88%)(e)
Portfolio turnover (g). .           125.67%         211.21%           125.67%           125.67%         211.21%           0.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                              FINANCIAL  HIGHLIGHTS
              SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING

                                                           GARTMORE  GVIT  DEVELOPING  MARKETS  FUND
                                ------------------------------------------------------------------------------------------------
                                                                       CLASS  II  SHARES
                                ------------------------------------------------------------------------------------------------
                                   SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    2003 (A)           2002            2001            2000            1999            1998
                                ------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF
PERIOD . . . . . . . . . . . .  $          6.51   $        7.22   $        7.76   $       10.86   $        6.59   $       10.57
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . .             0.07            0.03            0.08           (0.03)           0.02            0.01
Net realized and unrealized
gains (losses) on investments.             0.83           (0.73)          (0.62)          (3.07)           4.25           (3.98)
                                ------------------------------------------------------------------------------------------------
Total investment activities. .             0.90           (0.70)          (0.54)          (3.10)           4.27           (3.97)
                                ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . .                -           (0.01)              -               -               -           (0.01)
                                ------------------------------------------------------------------------------------------------
Total distributions. . . . . .                -           (0.01)              -               -               -           (0.01)
                                ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . .  $          7.41   $        6.51   $        7.22   $        7.76   $       10.86   $        6.59
                                ------------------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . .        13.82% (b)         (9.68%)         (6.96%)        (28.55%)          64.81%        (37.53%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
period (000) . . . . . . . . .  $        86,185   $      75,321   $     100,899   $     100,730   $     131,197   $      72,323
Ratio of expenses to
average net assets . . . . . .         1.76% (c)           1.60%           1.59%           1.56%           1.62%           1.75%
Ratio of net investment
Income (loss) to average
net assets . . . . . . . . . .         1.93% (c)           0.44%           1.19%         (0.34%)           0.20%           0.67%
Ratio of expenses (prior
to reimbursements)
to average net assets* . . . .         1.78% (c)           1.68%           1.67%           1.81%           1.65%           1.80%
Ratio of net investment
income (loss) (prior  to
reimbursements) to
average net assets* . . . . . .         1.91% (c)           0.36%           1.11%         (0.59%)           0.17%           0.62%
Portfolio turnover . . . . . .           103.93%          97.00%         118.00%         103.00%         124.00%         112.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(b)  Not  annualized.
(c)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE  VARIABLE  INSURANCE  TRUST
                          NOTES  TO  FINANCIAL  STATEMENTS
                            JUNE  30,  2003  (UNAUDITED)

1. ORGANIZATION

Gartmore Variable Insurance Trust ("GVIT" or the "Trust") is an open-end management investment company. GVIT was organized as a Massachusetts business trust as of June 30, 1981 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On June 30, 2003, the Trust had authorized an unlimited number of shares of beneficial interest, without par value ("shares"). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide
Life and Annuity Insurance Company (collectively, "Nationwide"), except with respect to the Gartmore GVIT Developing Markets Fund, have purchased shares of the Trust's series. The Trust operates thirty-three (33) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Funds listed below (individually a "Fund," collectively the "Funds"):

     Gartmore GVIT Nationwide Fund ("Nationwide") (formerly Gartmore GVIT Total Return Fund)
     Gartmore  GVIT  Growth  Fund  ("Growth")
     Gartmore  GVIT  Government  Bond  Fund  ("Government  Bond")
     GVIT  Small  Company  Fund  ("Small  Company")
     Gartmore  GVIT  Money  Market  Fund  ("Money  Market")
     Gartmore  GVIT  Money  Market  Fund  II  ("Money  Market  II")
     J.P.  Morgan  GVIT  Balanced  Fund  ("Balanced")
     Gartmore GVIT Mid Cap Growth Fund ("Mid Cap Growth") (formerly Strong GVIT Mid Cap Growth Fund)
     Nationwide  GVIT  Strategic  Value  Fund  ("Strategic  Value")
     Comstock  GVIT  Value  Fund  ("Value")
     Federated  GVIT  High  Income  Bond  Fund  ("High  Income  Bond")
     GVIT  Equity  500  Index  Fund  ("Equity  500  Index")
     Van Kampen GVIT Multi Sector Bond Fund ("Multi Sector Bond") (formerly MAS GVIT Multi Sector Bond Fund)
     GVIT  Small  Cap  Value  Fund  ("Small  Cap  Value")
     GVIT  Small  Cap  Growth  Fund  ("Small  Cap  Growth")
     Gartmore  GVIT  Worldwide  Leaders  Fund  ("Worldwide  Leaders")
     Dreyfus GVIT Mid Cap Index Fund ("Mid Cap Index")
     Turner  GVIT  Growth  Focus  Fund  ("Growth  Focus")
     Gartmore GVIT Global Technology and Communications Fund ("Global Technology and Communications")
     Gartmore  GVIT  Global  Health  Sciences  Fund  ("Global  Health Sciences")
     Gartmore  GVIT  Nationwide  Leaders  Fund  ("Nationwide  Leaders")
     Gartmore  GVIT  Emerging  Markets  Fund  ("Emerging  Markets")
     Gartmore GVIT International Growth Fund ("International Growth") Dreyfus GVIT International Value Fund ("International Value") Gartmore GVIT Investor Destinations Aggressive Fund ("Aggressive") Gartmore GVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive")
     Gartmore  GVIT  Investor  Destinations  Moderate  Fund  ("Moderate")
     Gartmore GVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative")
     Gartmore  GVIT  Investor  Destinations  Conservative  Fund ("Conservative")
     Gartmore  GVIT  U.S.  Growth  Leaders  Fund  ("US  Growth  Leaders")
     Gartmore  GVIT  Global  Utilities  Fund  ("Global  Utilities")
     Gartmore GVIT Global Financial Services Fund ("Global Financial Services") Gartmore GVIT Developing Markets Fund ("Developing Markets")

The Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds (collectively the "Investor Destinations Funds") are constructed as "fund of funds" which means that these Funds pursue their investment objectives primarily by allocating their investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds and other securities. The Investor Destinations Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company up to each Fund's designated limit.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

2. MARKET STREET REORGANIZATION

The Trust entered into an agreement and plan of reorganization (the "Market Street Reorganization") with the Market Street Fund pursuant to which all of the assets and all of the stated liabilities of each portfolio of Market Street Fund were transferred to a corresponding series of GVIT in exchange for Class IV shares of such series. The Market Street Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on April 28, 2003 following approval by shareholders of Market Street Fund at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation (depreciation) immediately before and after the Market Street Reorganization:

                                                    BEFORE                   AFTER
                                                REORGANIZATION          REORGANIZATION
                                     --------------------------------------------------
                                      MARKET  STREET
                                      ALL  PRO  BROAD
                                        EQUITY FUND   NATIONWIDE  FUND  NATIONWIDE  FUND
                                     --------------------------------------------------
Shares*. . . . . . . . . . . . . . . .    14,135,763      150,234,910      167,931,874
Net assets . . . . . . . . . . . . . .  $146,829,542   $1,246,472,312   $1,393,301,854
Net asset value:
Class I. . . . . . . . . . . . . . . .             -             8.30             8.30
Class II . . . . . . . . . . . . . . .             -             8.29             8.29
Class III. . . . . . . . . . . . . . .             -             8.31             8.31
Class IV . . . . . . . . . . . . . . .         10.39                -             8.30
Unrealized appreciation (depreciation)   (20,717,589)     (80,185,399)    (100,902,988)
Accumulated net realized loss. . . . .   (36,379,261)    (420,670,832)    (457,050,093)

                                                    BEFORE                  AFTER
                                                REORGANIZATION         REORGANIZATION
                                     --------------------------------------------------
                                    MARKET  STREET  ALL
                                     PRO  LARGE  CAP
                                        GROWTH FUND     GROWTH FUND     GROWTH FUND
                                     --------------------------------------------------
Shares*. . . . . . . . . . . . . . . .     4,557,244      26,378,201      30,268,116
Net assets . . . . . . . . . . . . . .  $ 30,711,320   $ 208,260,492   $ 238,971,812
Net asset value:
Class I. . . . . . . . . . . . . . . .             -            7.90            7.90
Class IV . . . . . . . . . . . . . . .          6.74               -            7.90
Unrealized appreciation (depreciation)    (2,858,060)      3,972,915       1,114,855
Accumulated net realized loss. . . . .   (20,325,723)   (375,476,501)   (395,802,224)

                                                    BEFORE                 AFTER
                                                REORGANIZATION        REORGANIZATION
                                     --------------------------------------------------
                                        MARKET  STREET    GOVERNMENT    GOVERNMENT
                                          BOND  FUND      BOND  FUND    BOND  FUND
                                     --------------------------------------------------
Shares*. . . . . . . . . . . . . . . .    6,500,762      166,694,790     172,484,643
Net assets . . . . . . . . . . . . . .  $71,183,753   $2,049,401,950  $2,120,585,703
Net asset value:
Class I. . . . . . . . . . . . . . . .            -            12.29           12.29
Class II . . . . . . . . . . . . . . .            -            12.27           12.27
Class III. . . . . . . . . . . . . . .            -            12.29           12.29
Class IV . . . . . . . . . . . . . . .        10.95                -           12.29
Unrealized appreciation (depreciation)    1,339,691       85,207,146      86,546,837
Accumulated net realized loss. . . . .       (8,433)      12,669,102      12,660,669

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                           BEFORE                   AFTER
                                        REORGANIZATION         REORGANIZATION
-----------------------------------------------------------------------------
                              MARKET  STREET  ALL  SMALL            SMALL
                               PRO  SMALL  CAP   COMPANY           COMPANY
                                  GROWTH  FUND     FUND              FUND
-----------------------------------------------------------------------------
Shares*. . . . . . . . . . . .     4,383,788      36,376,210      38,626,298
Net assets . . . . . . . . . .  $ 35,126,129   $ 567,861,763   $ 602,987,892
Net asset value:
Class I. . . . . . . . . . . .             -           15.61           15.61
Class II . . . . . . . . . . .             -           15.57           15.57
Class III. . . . . . . . . . .             -           15.62           15.62
Class IV . . . . . . . . . . .          8.01               -           15.61
Unrealized appreciation
(depreciation) . . . . . . . .     1,222,027      31,615,958      32,837,985
Accumulated net realized loss.   (32,549,842)   (103,690,519)   (136,240,361)

                                            BEFORE                  AFTER
                                        REORGANIZATION          REORGANIZATION
-------------------------------------------------------------------------------
                                MARKET  STREET
                                 MONEY  MARKET   MONEY  MARKET   MONEY  MARKET
                                     FUND            FUND            FUND
-------------------------------------------------------------------------------
Shares*. . . . . . . . . . . .   131,179,504    2,585,640,915    2,716,820,419
Net assets . . . . . . . . . .  $131,179,154   $2,585,637,437   $2,716,816,591
Net asset value:
Class I. . . . . . . . . . . .             -             1.00             1.00
Class IV . . . . . . . . . . .          1.00                -             1.00
Class V. . . . . . . . . . . .             -             1.00             1.00
Unrealized appreciation
(depreciation) . . . . . . . .             -                -                -
Accumulated net realized loss.          (350)         (35,657)         (36,007)

                                             BEFORE              AFTER
                                         REORGANIZATION     REORGANIZATION
---------------------------------------------------------------------------
                                MARKET  STREET
                                   BALANCED      BALANCED      BALANCED
                                     FUND          FUND          FUND
---------------------------------------------------------------------------
Shares*. . . . . . . . . . . .    4,800,135     18,512,125     25,712,114
Net assets . . . . . . . . . .  $59,267,431   $152,385,275   $211,652,706
Net asset value:
Class I. . . . . . . . . . . .            -           8.23           8.23
Class IV . . . . . . . . . . .        12.35              -           8.23
Unrealized appreciation
(depreciation) . . . . . . . .    1,717,094     (5,916,782)    (4,199,688)
Accumulated net realized loss.   (8,417,257)   (28,106,662)   (36,523,919)

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                            BEFORE                  AFTER
                                        REORGANIZATION         REORGANIZATION
------------------------------------------------------------------------------
                                MARKET  STREET  STRONG  GVIT      MID  CAP
                                   MID  CAP       MID  CAP         GROWTH
                                 GROWTH  FUND   GROWTH  FUND      FUND  (A)
------------------------------------------------------------------------------
Shares*. . . . . . . . . . . .     4,400,177      13,389,463      10,785,806
Net assets . . . . . . . . . .  $ 72,716,535   $ 105,528,202   $ 178,244,737
Net asset value:
Class I. . . . . . . . . . . .             -            7.88           16.53
Class III. . . . . . . . . . .             -            7.89           16.53
Class IV . . . . . . . . . . .         16.53               -           16.53
Unrealized appreciation
(depreciation) . . . . . . . .     8,347,535       9,039,708      17,387,243
Accumulated net realized loss.   (18,726,539)   (183,534,054)   (202,260,593)

                                            BEFORE               AFTER
                                        REORGANIZATION      REORGANIZATION
--------------------------------------------------------------------------
                             MARKET  STREET  ALL
                               PRO  LARGE  CAP
                                 VALUE  FUND    VALUE  FUND   VALUE  FUND
--------------------------------------------------------------------------
Shares*. . . . . . . . . . . .    4,643,348      5,189,921     10,178,057
Net assets . . . . . . . . . .  $38,687,395   $ 40,251,999   $ 78,939,394
Net asset value:
Class I. . . . . . . . . . . .            -           7.76           7.76
Class II . . . . . . . . . . .            -           7.75           7.75
Class IV . . . . . . . . . . .         8.33              -           7.76
Unrealized appreciation
(depreciation) . . . . . . . .   (1,993,006)       407,425     (1,585,581)
Accumulated net realized loss.   (4,925,284)   (24,328,615)   (29,253,899)

                                            BEFORE              AFTER
                                        REORGANIZATION     REORGANIZATION
-------------------------------------------------------------------------
                               MARKET  STREET
                             EQUITY  500  INDEX  EQUITY  500  EQUITY  500
                                     FUND        INDEX INDEX    FUND  (B)
-------------------------------------------------------------------------
Shares . . . . . . . . . . . .     37,457,499          -      37,457,499
Net assets . . . . . . . . . .  $ 235,130,715   $      -   $ 235,130,715
Net asset value:
Class IV . . . . . . . . . . .           6.28          -            6.28
Unrealized appreciation
(depreciation) . . . . . . . .   (102,545,998)         -    (102,545,998)
Accumulated net realized loss.    (47,125,045)         -     (47,125,045)

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                              BEFORE              AFTER
                                          REORGANIZATION     REORGANIZATION
----------------------------------------------------------------------------
                            MARKET  STREET  ALL  SMALL  CAP     SMALL  CAP
                              PRO  SMALL  CAP      VALUE          VALUE
                                VALUE  FUND         FUND           FUND
----------------------------------------------------------------------------
Shares*. . . . . . . . . . . .    5,158,775      58,693,778      63,833,750
Net assets . . . . . . . . . .  $38,499,981   $ 439,631,263   $ 478,131,244
Net asset value:
Class I. . . . . . . . . . . .            -            7.49            7.49
Class II . . . . . . . . . . .            -            7.48            7.48
Class III. . . . . . . . . . .            -            7.49            7.49
Class IV . . . . . . . . . . .         7.46               -            7.49
Unrealized appreciation
(depreciation) . . . . . . . .   (7,749,075)    (64,298,455)    (72,047,530)
Accumulated net realized loss.     (377,357)   (152,574,329)   (152,951,686)

                                          BEFORE                  AFTER
                                      REORGANIZATION          REORGANIZATION
----------------------------------------------------------------------------
                              MARKET  STREET
                               INTERNATIONAL  INTERNATIONAL   INTERNATIONAL
                                    FUND       VALUE  FUND  VALUE  FUND  (C)
----------------------------------------------------------------------------
Shares . . . . . . . . . . . .     6,050,454            -         6,050,454
Net assets . . . . . . . . . .  $ 55,301,957   $        -  $     55,301,957
Net asset value:
Class IV . . . . . . . . . . .          9.14            -              9.14
Unrealized appreciation
(depreciation) . . . . . . . .   (12,768,441)          -        (12,768,441)
Accumulated net realized loss.    (6,125,475)          -         (6,125,475)

* The share amounts after reorganization, reflected above, contain adjustments required to maintain the net asset value of the acquiring fund.
(a) The Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund.
(b) The Equity 500 Index Fund retained the financial history of the Market Street Equity 500 Fund.
(c) The International Value Fund retained the financial history of the Market Street International Fund.

3. MONTGOMERY FUNDS III REORGANIZATION

The Trust entered into an agreement and plan of reorganization (the "Montgomery Funds III Reorganization") with the Montgomery Funds III pursuant to which all of the assets and all of the stated liabilities of Montgomery Variable Series:
Emerging Markets Fund were transferred to Gartmore GVIT Developing Markets Fund in exchange for Class II shares of that GVIT series. The Montgomery Funds III Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on June 23, 2003 following approval by shareholders of the Montgomery Funds III at a special shareholder meeting on June 13, 2003. The GVIT Developing Markets Fund retained the financial history of the Montgomery Variable Series: Emerging Markets Fund. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation (depreciation) immediately before and after the Montgomery Funds III Reorganization:

                                           BEFORE                  AFTER
                                       REORGANIZATION         REORGANIZATION
----------------------------------------------------------------------------
                                MONTGOMERY        DEVELOPING     DEVELOPING
                                 EMERGING           MARKETS         MARKETS
                               MARKETS  FUND         FUND           FUND
----------------------------------------------------------------------------
Shares . . . . . . . . . . . .    12,059,201              -     12,059,201
Net assets . . . . . . . . . .  $ 90,059,735   $          -   $ 90,059,735
Net asset value:
Class II . . . . . . . . . . .          7.47              -           7.47
Unrealized appreciation
(depreciation) . . . . . . . .    12,960,528              -     12,960,528
Accumulated net realized loss.   (59,038,592)             -    (59,038,592)

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A) SECURITY VALUATION

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

Investments of the Money Market and Money Market II Funds (collectively, the "Money Market Funds") are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Shares of the Underlying Funds in which the Investor Destinations Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock
Exchange. Underlying Funds generally value securities and assets at value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate) and current day net purchase or redemption.

(B) REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(C) FOREIGN CURRENCY TRANSACTIONS

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expense are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

(D) RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(E) FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(F) FUTURES CONTRACTS

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(G) WRITTEN OPTIONS CONTRACTS

Certain Funds may write options contracts. A written option obligates the Funds to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received.

(H) MORTGAGE DOLLAR ROLLS

Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA's on the Statement of Investments of the applicable funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

(I) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

(J) FEDERAL INCOME TAXES

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

As of June 30, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

                                                                                      NET UNREALIZED
                                       TAX COST OF     UNREALIZED      UNREALIZED      APPRECIATION
FUND                                    SECURITIES    APPRECIATION    DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Nationwide . . . . . . . . . . . . .  $1,475,588,189  $ 174,634,302  $(132,979,132)  $    41,655,170
Growth . . . . . . . . . . . . . . .     233,530,471     23,492,602     (7,799,120)       15,693,482
Government Bond. . . . . . . . . . .   1,950,118,228    101,830,630     (2,262,030)       99,568,600
Small Company. . . . . . . . . . . .     536,759,359    121,841,505    (21,064,263)      100,777,242
Balanced . . . . . . . . . . . . . .     231,337,515     13,383,557     (7,117,528)        6,266,029
Mid Cap Growth . . . . . . . . . . .     174,097,930     33,566,773     (2,019,792)       31,546,981
Strategic Value. . . . . . . . . . .      13,345,905      1,798,670     (1,501,007)          297,663
Value. . . . . . . . . . . . . . . .      81,785,873      9,829,392     (2,220,499)        7,608,893
High Income Bond . . . . . . . . . .     207,959,338     15,846,776     (8,555,833)        7,290,943
Equity 500 Index . . . . . . . . . .     331,967,381     24,373,578   (106,410,418)      (82,036,840)
Multi Sector Bond. . . . . . . . . .     227,339,707     16,873,041     (2,307,860)       14,565,181
Small Cap Value. . . . . . . . . . .     534,847,895     71,868,192    (62,803,819)        9,064,373
Small Cap Growth . . . . . . . . . .      89,977,376     18,144,552     (5,172,153)       12,972,399
Worldwide Leaders. . . . . . . . . .      24,507,380      2,252,713       (201,507)        2,051,205
Mid Cap Index. . . . . . . . . . . .     330,643,767     38,053,120    (56,486,575)      (18,433,455)
Growth Focus . . . . . . . . . . . .       8,211,921        654,408       (182,088)          472,320
Global Technology and Communications      24,174,833      1,475,382       (385,618)        1,089,764
Global Health Sciences . . . . . . .      27,257,432      2,354,151        (76,990)        2,277,161
Nationwide Leaders . . . . . . . . .       7,648,310        661,924       (128,716)          533,208
Emerging Markets . . . . . . . . . .      24,744,146      3,208,633       (689,912)        2,518,721
International Growth . . . . . . . .       9,267,375        895,126        (98,538)          796,588
International Value. . . . . . . . .      64,940,053      3,493,489     (6,484,999)       (2,991,510)
Aggressive . . . . . . . . . . . . .      37,129,709      3,197,221       (114,804)        3,082,417
Moderately Aggressive. . . . . . . .     132,564,313      9,257,370       (808,630)        8,448,740
Moderate . . . . . . . . . . . . . .     299,466,355     17,843,153       (941,110)       16,902,043
Moderately Conservative. . . . . . .     169,351,250      7,716,905       (254,154)        7,462,751
Conservative . . . . . . . . . . . .     144,459,250      4,214,384       (230,557)        3,983,827
US Growth Leaders. . . . . . . . . .      31,454,917      1,749,675       (484,433)        1,265,242
Global Utilities . . . . . . . . . .       5,555,986        621,169        (18,576)          602,593
Global Financial Services. . . . . .       7,671,543        760,771        (77,019)          683,752
Developing Markets . . . . . . . . .      77,938,372     12,718,067     (1,300,667)       11,417,400

(K) DISTRIBUTIONS TO SHAREHOLDERS

For all Funds excluding the Money Market Funds, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Funds, dividends from net investment income are declared daily and paid monthly. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(L) EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on total settled shares outstanding of each class for the Money Market Funds and based on relative net assets of each class for all other Funds. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

5. TRANSACTIONS WITH AFFILIATES

Under  the  terms  of  the Investment Advisory Agreements, Gartmore Global Asset
Management Trust ("GGAMT") manages the investment of the assets and supervises the daily business affairs of the Emerging Markets, International Growth, Global Utilities, Global Financial Services and Developing Markets Funds. Pursuant to a similar Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust ("GMF") provides these services to the remaining Funds of the Trust. GMF is a majority-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a majority-owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GMF and GGAMT also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, if any, for each of the Funds that GMF or GGAMT, as appropriate, advises. The subadvisers listed below manage all or a portion of their respective Fund's investments and have the responsibility for making all investment decisions for that portion of the applicable Fund unless otherwise indicated. Additional information regarding the subadvised Funds is as follows:

FUND                                    SUBADVISER(S)
--------------------------------------------------------------------------------
Small Company * .  - The Dreyfus Corporation
                   - Neuberger Berman, LLC
                   - Gartmore Global Partners **
                   - Strong Capital Management, Inc.
                   - Waddell & Reed Investment Management Company
--------------------------------------------------------------------------------
Balanced. . . . .  - J.P. Morgan Investment Management, Inc.
--------------------------------------------------------------------------------
Strategic Value .  - Strong Capital Management, Inc.
--------------------------------------------------------------------------------
Value . . . . . .  - Van Kampen Asset Management, Inc. after May 1, 2002
                   - Federated Investment Counseling prior to May 1, 2002
--------------------------------------------------------------------------------
High Income Bond.  - Federated Investment Counseling
--------------------------------------------------------------------------------
Equity 500 Index.  - SSgA Funds Management, Inc.
--------------------------------------------------------------------------------
Multi Sector Bond  - Morgan Stanley Investments Management Inc.
--------------------------------------------------------------------------------
Small Cap Value *  - The Dreyfus Corporation
--------------------------------------------------------------------------------
Small Cap Growth.  - Waddell & Reed Investment Management Company
                   - Neuberger Berman, LLC
--------------------------------------------------------------------------------
Worldwide Leaders  - Gartmore Global Partners **
--------------------------------------------------------------------------------
Mid Cap Index . .  - The Dreyfus Corporation
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
Growth Focus. . . . . . .  - Turner Investment Partners, Inc.
--------------------------------------------------------------------------------
Emerging Markets. . . . .  - Gartmore Global Partners **
--------------------------------------------------------------------------------
International Growth. . .  - Gartmore Global Partners **
--------------------------------------------------------------------------------
International Value . . .  - The Dreyfus Corporation
--------------------------------------------------------------------------------
Global Utilities. . . . .  - Gartmore Global Partners **
--------------------------------------------------------------------------------
Global Financial Services  - Gartmore Global Partners **
--------------------------------------------------------------------------------
Developing Markets. . . .  - Gartmore Global Partners **
--------------------------------------------------------------------------------

*    GMF,  as  investment  adviser,  directly  manages a portion of these Funds.
**   Affiliate  of  GMF  and  GGAMT.

Under the terms of the Investment Advisory Agreements, its Fund pays its respective adviser an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, GMF or GGAMT, as appropriate, pays fees to each applicable subadviser. Additional information regarding investment advisory fees for GMF, GGAMT and the subadvisory fees is as follows for the six months ended June 30, 2003:

                         FEE           TOTAL     FEES       PAID TO
FUND                   SCHEDULE         FEES   RETAINED   SUB-ADVISER
---------------------------------------------------------------------
Nationwide and.  Up to $1 billion       0.60%      0.60%          N/A
Growth. . . . .  Next $1 billion       0.575%     0.575%          N/A
                 Next $3 billion        0.55%      0.55%          N/A
                 $  5 billion or more   0.50%      0.50%          N/A
---------------------------------------------------------------------
Government Bond  Up to $1 billion       0.50%      0.50%          N/A
                 Next $1 billion       0.475%     0.475%          N/A
                 Next $3 billion        0.45%      0.45%          N/A
                 $  5 billion or more   0.40%      0.40%          N/A
---------------------------------------------------------------------
Small Company .  All assets             0.93%      0.33%        0.60%
---------------------------------------------------------------------
Money Market. .  Up to $1 billion       0.40%      0.40%          N/A
                 Next $1 billion        0.38%      0.38%          N/A
                 Next $3 billion        0.36%      0.36%          N/A
                 $  5 billion or more   0.34%      0.34%          N/A
---------------------------------------------------------------------
Money Market II  Up to $1 billion       0.50%      0.50%          N/A
                 Next $1 billion        0.48%      0.48%          N/A
                 Next $3 billion        0.46%      0.46%          N/A
                 $  5 billion or more   0.44%      0.44%          N/A
---------------------------------------------------------------------
Balanced. . . .  Up to $100 million     0.75%      0.40%        0.35%
                 $100 million or more   0.70%      0.40%        0.30%
---------------------------------------------------------------------
Mid Cap Growth.  Up to $200 million     0.75%      0.75%          N/A
                 $200 million or more   0.70%      0.70%          N/A
---------------------------------------------------------------------
Strategic Value  Up to $500 million     0.90%      0.40%        0.50%
                 $500 million or more   0.90%      0.45%        0.45%
---------------------------------------------------------------------
Value . . . . .  Up to $50 million      0.80%      0.45%        0.35%
                 Next $200 million      0.65%      0.35%        0.30%
                 Next $250 million      0.60%      0.35%        0.25%
                 $500 million or more   0.55%      0.35%        0.20%

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                   FEE           TOTAL     FEES       PAID TO
FUND                             SCHEDULE         FEES   RETAINED   SUB-ADVISER
--------------------------------------------------------------------------------
High Income Bond. . . . .  Up to $50 million      0.80%      0.40%         0.40%
                           Next $200 million      0.65%      0.40%         0.25%
                           Next $250 million      0.60%      0.40%         0.20%
                           $500 million or more   0.55%      0.40%         0.15%
--------------------------------------------------------------------------------
Equity 500 Index. . . . .  Up to $200 million     0.24%     0.215%        0.025%
                           Next $500 million      0.24%      0.22%         0.02%
                           $700 million or more   0.24%     0.225%        0.015%
--------------------------------------------------------------------------------
Multi Sector Bond . . . .  Up to $200 million     0.75%      0.45%         0.30%
                           $200 million or more   0.70%      0.45%         0.25%
--------------------------------------------------------------------------------
Small Cap Value . . . . .  Up to $200 million     0.90%      0.40%         0.50%
                           $200 million or more   0.85%      0.40%         0.45%
--------------------------------------------------------------------------------
Small Cap Growth. . . . .  All assets             1.10%      0.50%         0.60%
--------------------------------------------------------------------------------
Worldwide Leaders . . . .  Up to $50 million      1.00%      0.40%         0.60%
                           $ 50 million or more   0.95%      0.40%         0.55%
--------------------------------------------------------------------------------
Mid Cap Index . . . . . .  Up to $250 million     0.50%      0.40%         0.10%
                           Next $250 million      0.49%      0.40%         0.09%
                           Next $250 million      0.48%      0.40%         0.08%
                           Next $250 million      0.47%      0.40%         0.07%
                           $  1 billion or more   0.45%      0.40%         0.05%
--------------------------------------------------------------------------------
Growth Focus *. . . . . .  Up to $500 million     0.90%      0.35%         0.55%
                           Next $1.5 billion      0.80%      0.35%         0.45%
                           Over $2 billion        0.75%      0.35%         0.40%
--------------------------------------------------------------------------------
Global Technology and . .  All assets             0.98%      0.98%           N/A
Communications
--------------------------------------------------------------------------------
Global Health Sciences. .  All assets             1.00%      1.00%           N/A
--------------------------------------------------------------------------------
Nationwide Leaders and. .  Up to $500 million     0.90%      0.90%           N/A
US Growth Leaders*         Next $1.5 billion      0.80%      0.80%           N/A
                           $  2 billion or more   0.75%      0.75%           N/A
--------------------------------------------------------------------------------
Emerging Markets and
Developing Markets. . . .  All assets             1.15%     0.575%        0.575%
--------------------------------------------------------------------------------
International Growth and
Global Financial Services  All assets             1.00%      0.50%         0.50%
--------------------------------------------------------------------------------
International Value . . .  Up to $500 million     0.75%     0.375%        0.375%
                           $500 million or more   0.70%      0.40%         0.30%
--------------------------------------------------------------------------------
Aggressive, Moderately. .  All assets             0.13%      0.13%           N/A
Aggressive, Moderate,
Moderately Conservative
and Conservative
--------------------------------------------------------------------------------
Global Utilities. . . . .  All assets             0.80%      0.40%         0.40%
--------------------------------------------------------------------------------

* The Growth Focus Fund and the US Growth Leaders Fund pay GMF a base management fee (as shown above) which may be adjusted upward or downward depending on each of the Fund's performance relative to its benchmark, the Russell 1000 Growth Index for the Growth Focus Fund and the S&P 500 Index for the US Growth Leaders Fund. Thus, if either Fund outperforms its benchmark by 12% or more over a 36 month period, that Fund will pay higher management fees. Conversely, if either Fund underperforms its benchmark by 12% or more over a 36 month period, that Fund will pay lower management fees. No adjustment will take place if the under- or over-performance is less than 12% and GMF will receive the applicable base fee. The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations of each Fund. The base fee is either increased or decreased by the following amounts at each breakpoint:

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

FEE SCHEDULE          FEE ADJUSTMENT
------------------------------------
Up to $500 million.        +/- 0.22%
Next $1.5 billion .        +/- 0.18%
$2 billion or more.        +/- 0.16%

For certain Funds, GMF previously waived advisory fees and, if necessary, reimbursed expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the voluntary expense caps for each applicable Fund and Class for the period ended January 14, 2002, at which time each of these waivers and reimbursements was discontinued after prior notice to shareholders:

FUND                                EXPENSE CAPS
------------------------------------------------
Nationwide. . . .  Class I Shares          0.78%
Growth. . . . . .  Class I Shares          0.80%
Government Bond .  Class I Shares          0.66%
Small Company . .  Class I Shares          1.25%
Money Market. . .  Class I Shares          0.55%
Balanced. . . . .  Class I Shares          0.90%
Value . . . . . .  Class I Shares          0.95%
High Income Bond.  Class I Shares          0.95%
Multi Sector Bond  Class I Shares          0.90%
Small Cap Value .  Class I Shares          1.05%
Small Cap Growth.  Class I Shares          1.30%
Worldwide Leaders  Class I Shares          1.20%
Mid Cap Index . .  Class I Shares          0.65%

For Strategic Value Class I Shares, GMF has agreed to waive management fees and, if necessary, to reimburse expenses so that operating expenses will not exceed 1.00%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

Effective July 1, 2002, GMF or GGAMT, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below until at least April 30, 2004:

FUND                                     EXPENSE CAPS
-----------------------------------------------------
Growth Focus. . . . . . .  All Classes          1.35%
Global Technology
and Communications. . . .  All Classes          1.25%
Emerging Markets. . . . .  All Classes          1.40%
International Growth. . .  All Classes          1.25%
Global Health Sciences. .  All Classes          1.25%
Nationwide Leaders. . . .  All Classes          1.10%
US Growth Leaders . . . .  All Classes          1.15%
Global Utilities. . . . .  All Classes          1.05%
Global Financial Services  All Classes          1.25%
Aggressive                                      0.61%1
Moderately Aggressive                           0.61%1
Moderate                                        0.61%1
Moderately Conservative                         0.61%1
Conservative                                    0.61%1

1 The expense caps described above do not exclude Rule 12b-1 and administrative service fees.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

Prior to July 1, 2002, GMF or GGAMT, where applicable, and the Funds had entered into Expense Limitation Agreements limiting operating expense from exceeding the amounts listed in the table below:

FUND                                           EXPENSE CAPS
-----------------------------------------------------------
Money Market II1                                      1.30%
Growth Focus1. . . . . . .  Class I Shares            1.35%
Growth Focus1. . . . . . .  Class III Shares          1.35%
Global Technology
and Communications1. . . .  Class I Shares            1.35%
Global Technology
and Communications1. . . .  Class III Shares          1.35%
Emerging Markets1. . . . .  Class I Shares            1.75%
Emerging Markets1. . . . .  Class II Shares           2.00%
Emerging Markets1. . . . .  Class III Shares          1.75%
International Growth1. . .  Class I Shares            1.60%
International Growth1. . .  Class III Shares          1.60%
Global Health Sciences2. .  Class I Shares            1.35%
Global Health Sciences2. .  Class III Shares          1.35%
Nationwide Leaders2. . . .  Class I Shares            1.10%
Nationwide Leaders2. . . .  Class III Shares          1.10%
US Growth Leaders2 . . . .  Class I Shares            1.25%
US Growth Leaders2 . . . .  Class III Shares          1.25%
Global Utilities2. . . . .  Class I Shares            1.15%
Global Utilities2. . . . .  Class III Shares          1.15%
Global Financial Services2  Class I Shares            1.35%
Global Financial Services2  Class III Shares          1.35%
Aggressive3                                           0.61%
Moderately Aggressive3                                0.61%
Moderate3                                             0.61%
Moderately Conservative3                              0.61%
Conservative3                                         0.61%

1 Expense caps shown are contractual at least through May 1, 2002. After May 1, 2002, the expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees. The expense cap for Money Market II was discontinued effective May 1, 2002.
2 Expense caps shown are contractual through April 30, 2003. The expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees.
3    Expense  caps  shown  are  contractual  through  May  1,  2003.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

Effective April 28, 2003, GMF or GGAMT, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses from exceeding the amounts listed in the table below until at least October 1, 2004 for Class IV shares and April 30, 2004 for the remaining classes/Funds:

FUND                                  EXPENSE CAPS
--------------------------------------------------
Value. . . . . . .  Class II Shares          1.20%
Value. . . . . . .  Class IV Shares          0.95%
Mid Cap Growth . .  Class IV Shares          0.95%
Money Market . . .  Class IV Shares          0.50%
Money Market . . .  Class V Shares           0.55%
Equity 500 Index .  Class IV Shares          0.28%
Balanced . . . . .  Class IV Shares          0.91%
Developing Markets  Class II Shares          1.35%1

1 The expense cap described above excludes taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees.

Pursuant to the Expense Limitation Agreements applicable for certain Funds described above, GMF or GGAMT may request and receive reimbursement of the advisory fees waived or limited and other expenses reimbursed by GMF or GGAMT, as appropriate, at a later date (i) not to exceed three years from the commencement of operations or (ii) three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement of previous waivers and reimbursements will be made to GMF or GGAMT unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class or Fund making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Trust's Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted.

As of the six months ended June 30, 2003, the cumulative potential reimbursements for all classes of the following Funds based on expenses reimbursed by GMF or GGAMT within three years from commencement of operations of the Fund would be:

FUND                    AMOUNT       EXPIRES
------------------------------------------------
Growth Focus. . . . .  $136,078  June 30, 2003
Global Technology and   158,298  June 30, 2003
Communications
Emerging Markets. . .    97,637  August 30, 2003
International Growth.   143,699  August 30, 2003

As of the six months ended June 30, 2003, the cumulative potential reimbursements for all classes of the following Funds (unless otherwise indicated) based on reimbursements within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF or GGAMT would be:

                         AMOUNT            AMOUNT          AMOUNT     SIX  MONTHS
                      FISCAL  YEAR     FISCAL  YEAR     FISCAL  YEAR      ENDED
FUND                      2000              2001            2002     JUNE  30,  2003
------------------------------------------------------------------------------------
Money Market Class IV . .  $       -  $              -  $         -  $        29,861
Money Market Class V. . .          -                 -            -                -
Balanced Class IV . . . .          -                 -            -            2,933
Mid Cap Growth Class IV .          -                 -            -           11,666
Value Class II. . . . . .          -                 -            -                5
Value Class IV. . . . . .          -                 -            -              986
Equity 500 Index Class IV          -                 -            -           87,832
Global Health Sciences. .      5,577            95,729           283               -
Nationwide Leaders. . . .          -             7,433           155               -
Aggressive. . . . . . . .          -             6,646             -               -

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUS
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                               AMOUNT           AMOUNT           AMOUNT     SIX  MONTHS
                           FISCAL  YEAR     FISCAL  YEAR     FISCAL  YEAR     ENDED
FUND                           2000             2001              2002     JUNE  30,  2003
------------------------------------------------------------------------------------------
Moderately Aggressive . .  $         -     $          6,646  $          -  $             -
Moderate. . . . . . . . .            -                6,646             -                -
Moderately Conservative .            -                6,646             -                -
Conservative. . . . . . .            -                6,646             -                -
U.S. Growth Leaders . . .            -                7,223             -                -
Global Utilities. . . . .            -                8,323           220                -
Global Financial Services            -                8,320             -                -
Developing Markets. . . .            -                    -             -            1,639

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides the Funds with various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust (other than the Investor Destinations Funds) in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI's services.

COMBINED FEE SCHEDULE*
----------------------------------------------
Up to $1 billion . . . . . . . . . . .   0.13%
$1 billion and more up to $3 billion .   0.08%
$3 billion and more up to $8 billion .   0.05%
$8 billion and more up to $10 billion.   0.04%
$10 billion and more up to $12 billion   0.02%
$12 billion or more. . . . . . . . . .   0.01%

* The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class II shares of the Funds. Prior to October 1, 2002, Nationwide Securities, Inc. ("NSI"), served as the Funds' Distributor. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate not to exceed 0.25% for Class II shares.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of each of the applicable Funds, the Money Market Fund II and the Investor Destinations Funds.

The Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the "contract owner"). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less. The short-term trading fee is paid directly to the applicable Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first. For the six months ended June 30, 2003, the Nationwide Leaders, Emerging Markets, US Growth Leaders, Global Utilities and Global Financial Services Funds had contributions to capital in the amount of $6,363, $21,706, $22,147, $9,575 and $6,680, respectively due to collection of redemption  fees.

As of June 30, 2003, the advisers or affiliates of the advisers directly held the percentage indicated of the shares outstanding of the applicable Fund:

                               % OF SHARES
FUND                        OUTSTANDING OWNED
---------------------------------------------
International Growth. . .                 47%
Global Utilities. . . . .                 38%
Global Financial Services                 35%

As a result of certain trading errors that occurred in April of 2002, the Global Technology and Communications Fund was reimbursed $172,443 by GMF to offset losses realized on the disposal of investments.

6. BANK LOANS

Prior to April 7, 2003, the Trust had an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bore interest at the Federal Funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statements of Operations. No compensating balances were required under the terms of the line of credit. For the period from April 7, 2003 to June 30, 2003, the Trust did not maintain an unsecured bank line of credit. There were no unsecured bank loans outstanding as of June 30, 2003.

7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2003 are summarized as follows:

FUND                                   PURCHASES       SALES
----------------------------------------------------------------
Nationwide . . . . . . . . . . . . .  $817,154,850  $670,435,212
Growth . . . . . . . . . . . . . . .   357,844,469   337,037,813
Government Bond. . . . . . . . . . .   672,677,296   593,616,671
Small Company. . . . . . . . . . . .   292,729,631   290,452,014
Balanced . . . . . . . . . . . . . .   361,846,993   303,885,825
Mid Cap Growth . . . . . . . . . . .   199,293,618    98,820,062
Strategic Value. . . . . . . . . . .     3,264,422     4,224,963
Value. . . . . . . . . . . . . . . .    76,101,142    38,481,849
High Income Bond . . . . . . . . . .    80,418,880    29,962,953
Equity 500 Index . . . . . . . . . .     3,086,150    10,210,182
Multi Sector Bond. . . . . . . . . .   221,780,007   206,861,471
Small Cap Value. . . . . . . . . . .   296,727,427   276,099,502
Small Cap Growth . . . . . . . . . .    71,117,517    69,693,023
Worldwide Leaders. . . . . . . . . .    81,666,111    83,765,093
Mid Cap Index. . . . . . . . . . . .    20,179,189    22,449,144
Growth Focus . . . . . . . . . . . .    18,734,569    17,488,227
Global Technology and Communications    92,277,218    84,898,270
Global Health Sciences . . . . . . .    65,314,797    51,307,554
Nationwide Leaders . . . . . . . . .     7,863,059     8,228,925
Emerging Markets . . . . . . . . . .    17,314,037    15,528,849
International Growth . . . . . . . .    12,687,401    12,362,206
International Value. . . . . . . . .    26,062,656    26,242,583

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

FUND                        PURCHASES     SALES
--------------------------------------------------
Aggressive. . . . . . . .   21,424,382   3,313,631
Moderately Aggressive . .   71,072,002  14,207,158
Moderate. . . . . . . . .  133,053,073  12,846,093
Moderately Conservative .   70,500,864   7,287,456
Conservative. . . . . . .   56,256,099  13,568,184
US Growth Leaders . . . .   83,253,509  60,556,089
Global Utilities. . . . .    4,187,857   2,087,511
Global Financial Services    9,583,964   8,126,169
Developing Markets. . . .   81,602,170  78,031,220

8. PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others: (a) greater risk of not receiving timely and/or ultimate payment of interest and principal; (b) greater market price volatility; and (c) less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

--------------------------------------------------------------------------------

                           GARTMORE VARIABLE INSURANCE
                         TRUST SUPPLEMENTAL INFORMATION
                            (UNAUDITED) JUNE 30, 2003

SHAREHOLDER  MEETING

On February 21, 2003, a Special Meeting of the shareholders of the Market Street Fund was held. The matters considered at the meeting, together with the actual tabulations relating to such matters are as follows:

PROPOSAL 1:

To approve an agreement and Plan of Reorganization between the Market Street Funds, the acquired funds, and the Gartmore Variable Insurance Trust, the acquiring funds.

                                        FOR       AGAINST    ABSTAIN
----------------------------------------------------------------------
All Pro Broad Equity Portfolio . .   12,074,651    608,734   1,919,935
All Pro Large Cap Growth Portfolio    3,843,201    214,425     345,525
All Pro Large Cap Value Portfolio.    4,028,090    253,613     311,059
All Pro Small Cap Growth Portfolio    3,659,369    209,862     433,671
All Pro Small Cap Value Portfolio.    3,907,606    219,831     654,243
Equity 500 Index Portfolio . . . .   31,768,389  2,017,341   4,097,231
International Portfolio. . . . . .    5,300,616    220,569     517,876
Mid Cap Growth Portfolio . . . . .    3,864,140    301,427     434,684
Balanced Portfolio . . . . . . . .    3,849,584    224,079     620,250
Bond Portfolio . . . . . . . . . .    5,001,354    195,611     701,829
Money Market Portfolio . . . . . .  117,022,023  6,613,021  15,741,139

PROPOSAL  2:

To approve a new investment advisory agreement between the Fund and Gartmore Mutual Fund Capital Trust.

                                        FOR       AGAINST    ABSTAIN
----------------------------------------------------------------------
All Pro Broad Equity Portfolio . .   12,052,861    617,959   1,932,500
All Pro Large Cap Growth Portfolio    3,842,705    214,782     345,663
All Pro Large Cap Value Portfolio.    4,049,193    233,191     310,379
All Pro Small Cap Growth Portfolio    3,700,405    170,779     431,717
All Pro Small Cap Value Portfolio.    3,944,934    181,993     654,753
Equity 500 Index Portfolio . . . .   31,792,418  2,048,720   4,041,823
International Portfolio. . . . . .    5,332,694    193,300     513,066
Mid Cap Growth Portfolio . . . . .    3,886,590    278,510     435,151
Balanced Portfolio . . . . . . . .    3,876,550    194,445     622,917
Bond Portfolio . . . . . . . . . .    4,981,359    215,605     701,829
Money Market Portfolio . . . . . .  116,570,373  7,271,911  15,533,899

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                            (CONTINUED) JUNE 30, 2003

SHAREHOLDER  MEETING

On June 13, 2003, a Special Meeting of the shareholders of the Montgomery Variable Series: Emerging Markets Fund was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

PROPOSAL  1:

To approve an Agreement and Plan of Reorganization between the Montgomery Emerging Markets Fund, the acquired fund, and the Gartmore GVIT Developing Markets Fund, the acquiring fund.

FOR         AGAINST  ABSTAIN
----------------------------
10,042,727  211,769  883,136

PROPOSAL  2:

To approve a new investment advisory agreement between The Montgomery Funds III and Gartmore Global Asset Management Trust:

FOR         AGAINST  ABSTAIN
----------------------------
9,951,983   298,734  886,913

PROPOSAL  3:

To approve a new subadvisory agreement between Gartmore Global Asset Management Trust and Gartmore Global Partners:

FOR         AGAINST  ABSTAIN
----------------------------
9,938,455   201,830  997,346

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)
                    TRUSTEES WHO ARE NOT INTERESTED PERSONS
                    (AS DEFINED IN THE 1940 ACT) OF THE FUNDS
                                  JUNE 30, 2003


-----------------------------------------------------------------------------------------------------------------------
                                      TERM OF
                                      OFFICE                                                 NUMBER OF
                                       WITH                                                PORTFOLIOS IN
                        POSITION(S)   TRUST-                                                   FUND           OTHER
NAME,                      HELD      LENGTH OF                                                COMPLEX     DIRECTORSHIPS
ADDRESS                    WITH        TIME              PRINCIPAL OCCUPATION(S)            OVERSEEN BY      HELD BY
AND AGE                    FUND       SERVED1              DURING PAST 5 YEARS                TRUSTEE       TRUSTEE2
-----------------------------------------------------------------------------------------------------------------------
CHARLES E. ALLEN        Trustee      Since      Mr. Allen is Chairman, Chief                          82  None
8162 E. Jefferson Ave.               July       Executive Officer and President of
#15B                                 2000       Graimark Realty Advisors, Inc.
Detroit, MI 48214                               (real estate development, investment
Age 55                                          and asset management).
-----------------------------------------------------------------------------------------------------------------------
PAULA H.J.              Trustee      Since      Ms. Cholmondeley is Vice President                    82  None
CHOLMONDELEY                         July       and General Manager of Special
c/o Sappi Fine Paper                 2000       Products at Sappi Fine Paper North
225 Franklin Street                             America. Prior to 1998, she held
Boston, MA 02110                                various positions with Owens
Age 56                                          Corning, including Vice President
                                                And General Manager of the Residential
                                                Insulation Division (1997 to 1998).
-----------------------------------------------------------------------------------------------------------------------
C. BRENT DEVORE
111 N. West Street
Westerville, OH 43081                Since      Dr. DeVore is President of
Age 63                  Trustee      May 1998   Otterbein College.                                    82  None
-----------------------------------------------------------------------------------------------------------------------
ROBERT M. DUNCAN        Trustee      Since      Since 1999, Mr. Duncan has                            82  None
1397 Haddon Road                     April      worked as an arbitration and
Columbus, OH 43209                   1997       mediation consultant. From 1996
Age 76                                          to 1999, he was Commissioner of
                                                the Ohio Elections Commission.
-----------------------------------------------------------------------------------------------------------------------
BARBARA L. HENNIGAR     Trustee      Since      Retired; Ms. Hennigar is the former                   82  None
6363 So. Sicily Way                  July       Chairman of Oppenheimer Funds
Aurora, CO 80016                     2000       Services and Shareholder Services Inc.
Age 67                                          Ms. Hennigar held this position from
                                                October 1999 to June 2000. Prior to
                                                that, she served as President and Chief
                                                Executive Officer of Oppenheimer
                                                Funds Services.
-----------------------------------------------------------------------------------------------------------------------
THOMAS J. KERR, IV      Trustee      Since      Dr. Kerr is President Emeritus of                     82  None
4890 Smoketalk Lane                  June       Kendall College.
Westerville, OH 43081                1981
Age 69
-----------------------------------------------------------------------------------------------------------------------
DOUGLAS F. KRIDLER      Trustee      Since      Mr. Kridler is the President and                      82  None
2355 Brixton Road                    September  Chief Executive Officer of the
Columbus, OH 43221                   1997       Columbus Foundation. Prior to
Age 48                                          January 31, 2002, Mr. Kridler was
                                                The President of the Columbus
                                                Association for the Performing Arts
                                                And Chairman of the Greater Columbus
                                                Convention and Visitors Bureau.
-----------------------------------------------------------------------------------------------------------------------
MARK L. LIPSON          Trustee      Since      Since July 2000, Mr. Lipson is the                    82  None
1620 26th Street                     March      Chairman of LGVI, LLC (a
Suite 300                            2003       private equity firm that develops
Santa Monica, CA                                technology based solutions for the
Age 54                                          investment advisory/asset management
                                                industry). Prior to this, Mr. Lispon was
                                                the former Chairman and Chief Executive
                                                Officer of Northstar Holdings, Inc. from
                                                November 1993 to December 1999, a
                                                former Trustee of the Northstar Funds
                                                from November 1993 to July
                                                2000, and a Senior Vice President
                                                of Reliastar Financial Corporation
                                                from November 1993 to December 1999.
-----------------------------------------------------------------------------------------------------------------------
DAVID C. WETMORE        Trustee      Since      Mr. Wetmore is the Managing                        82(3)  None
26 Turnbridge Drive                  May        Director of Updata Capital, Inc., a
Long Cove Plantation                 1998       venture capital firm.
Hilton Head, SC 29928
Age 54
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                MANAGEMENT INFORMATION - (CONTINUED) (UNAUDITED)
                TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS
                    (AS DEFINED IN THE 1940 ACT) OF THE FUNDS
                                  JUNE 30, 2003

-------------------------------------------------------------------------------------------------------------------------
                                      TERM OF
                                      OFFICE                                                   NUMBER OF
                                       WITH                                                  PORTFOLIOS IN
                        POSITION(S)   TRUST-                                                     FUND           OTHER
NAME,                      HELD      LENGTH OF                                                  COMPLEX     DIRECTORSHIPS
ADDRESS                    WITH        TIME               PRINCIPAL OCCUPATION(S)             OVERSEEN BY      HELD BY
AND AGE                    FUND       SERVED1               DURING PAST 5 YEARS                 TRUSTEE       TRUSTEE2
-------------------------------------------------------------------------------------------------------------------------
PAUL J. HONDROS         Trustee      Since      Mr. Hondros is President and                         82(3)  None
Gartmore Global         and          July       Chief Executive Officer of
Investments, Inc.       Chairman     2000       Gartmore Distribution Services,
1200 River Road                                 Inc.*, Gartmore Investors Services,
Conshohocken, PA                                Inc.*, Gartmore Morley Capital
19428                                           Management, Inc.*, Gartmore Morley
Age 54                                          Financial Services, Inc.*, NorthPointe
                                                Capital, LLC*, GGAMT*, GGI*, GMF*
                                                and GSA* and a Director of Nationwide
                                                Securities,Inc.* as well as several
                                                entities within Nationwide Financial
                                                Services, Inc.* Prior to that, Mr. Hondros
                                                served as President and Chief Operations
                                                Officer of Pilgrim Baxter and Associates,
                                                Ltd., an investment management firm,
                                                and its affiliated investment management
                                                arm, Pilgrim Baxter Value Investors, Inc.
                                                and as Executive Vice President to the
                                                PBHG Funds, PBHG Insurance Series
                                                Funds and PBHG Adviser Funds.
-------------------------------------------------------------------------------------------------------------------------
ARDEN L. SHISLER . . .  Trustee      Since      Mr. Shisler is President and Chief                      82  None
1356 North Wenger Road               February   Executive Officer of K&B
Dalton, OH 44618                     2000       Transport, Inc., a trucking firm,
Age 61                                          Chairman of the Board for
                                                Nationwide Mutual Insurance
                                                Company* and a Director of
                                                Nationwide Financial Services, Inc.*
-------------------------------------------------------------------------------------------------------------------------
GERALD J. HOLLAND. . .  Treasurer    Since      Mr. Holland is Senior Vice                              82  None
Gartmore Global                      March      President - Chief Administrative
Investments, Inc.                    2001       Officer for GGI*, GMF*, GSA
1200 River Road                                 and GDSI*. From July 2000 to
Conshohocken, PA                                March 2002 he was Senior Vice
19428                                           President - Operations for GGI,
Age 52                                          GMF and GSA. Prior to July
                                                2000, he was Vice President for
                                                First Data Investor Services,
                                                an investment company service
                                                provider.
-------------------------------------------------------------------------------------------------------------------------
ERIC E. MILLER . . . .  Secretary    Since      Mr. Miller is Senior Vice President,                    82  None
Gartmore Global                      December   Chief Counsel for GGI*, GMF*
Investment, Inc.                     2002       and GSA*. From July 2000 to
1200 River Road                                 August 2002, he was a Partner with
Conshohocken, PA                                Stradley Ronon Stevens & Young,
19428                                           LLP. Prior to July 2000, he was a
Age 49                                          Senior Vice President and Deputy
                                                General Counsel of Delaware
                                                Investments.
-------------------------------------------------------------------------------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for various hedge funds managed by GSA.
* This position is held with an affiliated person or principal underwriter of the Funds.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              DREYFUS MID CAP INDEX

                               SEMI ANNUAL REPORT
                                  JUNE 30, 2003

                        GARTMORE VARIABLE INSURANCE TRUST
                               SEMI ANNUAL REPORT
                                  JUNE 30, 2003

                                TABLE OF CONTENTS



Statement of Investments: . . . . .   2
Statement of Assets and Liabilities   7
Statement of Operations . . . . . .   8
Statement of Changes in Net Assets.   9
Financial Highlights. . . . . . . .  10
Notes to Financial Statements . . .  12

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)


--------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------
COMMON STOCKS (98.2%)
AEROSPACE/DEFENSE (0.2%)
Precision Castparts Corp.. . . . . . . .   20,600  $   640,660
Sequa Corp. (b). . . . . . . . . . . . .    4,100      140,630
                                                   -----------
                                                       781,290
                                                   -----------
AGRICULTURAL PRODUCTS (0.1%)
Universal Corp.. . . . . . . . . . . . .    9,700      410,310
                                                   -----------
AIRLINES (0.1%)
Alaska Air Group, Inc. (b) . . . . . . .   10,400      223,080
                                                   -----------
AMUSEMENT & RECREATION (0.5%)
Callaway Golf Co.. . . . . . . . . . . .   29,600      391,312
International Speedway Corp. . . . . . .   20,700      817,857
Six Flags, Inc. (b). . . . . . . . . . .   36,100      244,758
                                                   -----------
                                                     1,453,927
                                                   -----------
AUTO PARTS & EQUIPMENT (1.7%)
Arvinmeritor, Inc. . . . . . . . . . . .   26,725      539,311
Bandag, Inc. . . . . . . . . . . . . . .    7,500      279,525
BorgWarner Automotive, Inc.. . . . . . .   10,400      669,760
Carmax, Inc. (b) . . . . . . . . . . . .   40,300    1,215,045
Gentex Corp. (b) . . . . . . . . . . . .   29,700      909,117
Lear Corp. (b) . . . . . . . . . . . . .   25,700    1,182,714
Modine Manufacturing Co. . . . . . . . .   13,200      255,684
Superior Industries International, Inc..   10,400      433,680
                                                   -----------
                                                     5,484,836
                                                   -----------
BANKS (8.9%)
Associated Banc-Corp.. . . . . . . . . .   28,810    1,062,513
Astoria Financial Corp.. . . . . . . . .   32,100      896,553
Banknorth Group, Inc.. . . . . . . . . .   63,400    1,617,968
City National Corp.. . . . . . . . . . .   18,900      842,184
Colonial Bancgroup, Inc. . . . . . . . .   48,300      669,921
Compass Bancshares, Inc. . . . . . . . .   49,500    1,729,035
First Virginia Banks, Inc. . . . . . . .   26,800    1,155,616
FirstMerit Corp. . . . . . . . . . . . .   33,000      754,380
Greater Bay Bancorp. . . . . . . . . . .   20,300      416,962
GreenPoint Financial Corp. . . . . . . .   36,400    1,854,216
Hibernia Corp. . . . . . . . . . . . . .   61,200    1,111,392
Independence Community Bank Corp.. . . .   21,400      603,908
IndyMac Bancorp, Inc.. . . . . . . . . .   21,500      546,530
M&T Bank Corp. . . . . . . . . . . . . .   46,500    3,916,229
Mercantile Bankshare Corp. . . . . . . .   26,900    1,059,322
National Commerce Financial Co.. . . . .   79,790    1,770,540
New York Community Bancorp, Inc. . . . .   54,766    1,593,143
Provident Financial Group. . . . . . . .   19,000      486,970
Roslyn Bancorp, Inc. . . . . . . . . . .   30,100      646,849
Silicon Valley Bancshares (b). . . . . .   15,100      359,531
Sovereign Bancorp, Inc.. . . . . . . . .  101,900    1,594,735
TCF Financial Corp.. . . . . . . . . . .   28,300    1,127,472
Webster Financial Corp.. . . . . . . . .   17,800      672,840
West America Bancorp . . . . . . . . . .   12,900      555,732
Wilmington Trust Corp. . . . . . . . . .   25,600      751,360
                                                   -----------
                                                    27,795,901
                                                   -----------
BIOTECHNOLOGY (2.9%)
Gilead Sciences, Inc. (b). . . . . . . .   78,000    4,335,240
IDEC Pharmaceuticals Corp. (b) . . . . .   60,500    2,057,000
Millenium Pharmaceuticals, Inc. (b). . .  115,887    1,822,903
Protein Design Labs, Inc. (b). . . . . .   36,400      508,872
Vertex Pharmaceuticals, Inc. (b) . . . .   29,800      435,080
                                                   -----------
                                                     9,159,095
                                                   -----------

--------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . . .  SHARES      VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING (1.2%)
Emmis Communications Corp. (b) . . . . .   21,100  $   484,245
Entercom Communications Corp. (b). . . .   20,000      980,200
Hispanic Broadcasting Corp. (b). . . . .   42,500    1,081,625
Westwood One, Inc. (b) . . . . . . . . .   40,000    1,357,200
                                                   -----------
                                                     3,903,270
                                                   -----------
BUSINESS SERVICES (3.1%)
Acxiom Corp. (b) . . . . . . . . . . . .   33,500      505,515
Catalina Marketing Corp. (b) . . . . . .   20,900      368,885
Ceridian Corp. (b) . . . . . . . . . . .   57,900      982,563
CheckFree Corp. (b). . . . . . . . . . .   30,900      860,256
CSG Systems International, Inc. (b). . .   20,400      288,252
DST Systems, Inc. (b). . . . . . . . . .   46,300    1,759,400
Fair Issac Corp. . . . . . . . . . . . .   18,400      946,680
Gartner Group, Inc. (b). . . . . . . . .   31,100      233,250
Harte-Hanks, Inc.. . . . . . . . . . . .   34,450      654,550
Kelly Services, Inc. . . . . . . . . . .   13,900      325,955
Korn/Ferry International (b) . . . . . .   14,600      118,260
Manpower, Inc. . . . . . . . . . . . . .   30,200    1,120,118
MPS Group, Inc. (b). . . . . . . . . . .   39,600      272,448
Overture Services, Inc. (b). . . . . . .   24,800      449,624
The BISYS Group, Inc. (b). . . . . . . .   46,700      857,879
                                                   -----------
                                                     9,743,635
                                                   -----------
CHEMICALS (2.2%)
Airgas, Inc. . . . . . . . . . . . . . .   28,100      470,675
Albemarle Corp.. . . . . . . . . . . . .   16,100      450,317
Cabot Corp.. . . . . . . . . . . . . . .   24,100      691,670
Crompton Corp. . . . . . . . . . . . . .   44,400      313,020
Cytec Industries, Inc. (b) . . . . . . .   15,000      507,000
Ferro Corp.. . . . . . . . . . . . . . .   15,900      358,227
FMC Corp. (b). . . . . . . . . . . . . .   13,700      310,031
IMC Global, Inc. . . . . . . . . . . . .   44,900      301,279
Lubrizol Corp. . . . . . . . . . . . . .   20,100      622,899
Lyondell Chemical Co.. . . . . . . . . .   62,900      851,037
Minerals Technologies, Inc.. . . . . . .    7,800      379,548
Olin Corp. . . . . . . . . . . . . . . .   22,600      386,460
RPM, Inc.. . . . . . . . . . . . . . . .   45,100      620,125
Valspar Corp.. . . . . . . . . . . . . .   19,700      831,734
                                                   -----------
                                                     7,094,022
                                                   -----------
COMMUNICATION EQUIPMENT (2.2%)
Adtran, Inc. (b) . . . . . . . . . . . .   14,800      759,092
Advanced Fibre Communications, Inc. (b).   33,200      540,164
Cincinnati Bell, Inc. (b). . . . . . . .   85,400      572,180
CommScope, Inc. (b). . . . . . . . . . .   23,200      220,400
Harris Corp. . . . . . . . . . . . . . .   25,900      778,295
L-3 Communications Holdings, Inc. (b). .   37,300    1,622,177
Plantronics, Inc. (b). . . . . . . . . .   17,000      368,390
Polycom, Inc. (b). . . . . . . . . . . .   38,600      534,996
Powerwave Technologies, Inc. (b) . . . .   25,700      161,139
Price Communications Corp. (b) . . . . .   21,300      274,983
Telephone & Data Systems, Inc. . . . . .   22,400    1,113,280
                                                   -----------
                                                     6,945,096
                                                   -----------
COMPUTER HARDWARE (0.8%)
Infocus Corp. (b). . . . . . . . . . . .   15,500       73,160
Keane, Inc. (b). . . . . . . . . . . . .   26,000      354,380
National Instruments Corp. (b) . . . . .   20,100      759,378
Quantum Corp. (b). . . . . . . . . . . .   67,500      273,375
Storage Technology Corp. (b) . . . . . .   42,400    1,091,376
                                                   -----------
                                                     2,551,669
                                                   -----------

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        DREYFUS GVIT MID CAP INDEX FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)



-------------------------------------------------------------------------------
SECURITY DESCRIPTION                            SHARES                 VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SOFTWARE & SERVICES (5.1%)
3COM Corp. (b) . . . . . . . . . . . . . . . .  141,000             $   659,880
Activision, Inc. (b) . . . . . . . . . . . . .   38,700                 500,004
Advent Software, Inc. (b). . . . . . . . . . .   12,500                 211,375
Affiliated Computer Services, Inc. (b) . . . .   51,800               2,368,814
Ascential Software Corp (b). . . . . . . . . .   22,625                 371,955
Avocent Corp. (b). . . . . . . . . . . . . . .   17,900                 535,747
Cadence Design Systems, Inc. (b) . . . . . . .  104,200               1,256,652
CDW Corp. (b). . . . . . . . . . . . . . . . .   32,700               1,497,660
Henry (Jack) & Associates, Inc.. . . . . . . .   34,200                 608,418
Internet Security, Inc. (b). . . . . . . . . .   19,300                 279,657
Investment Technology Group, Inc. (b). . . . .   18,400                 342,240
Legato Systems, Inc. (b) . . . . . . . . . . .   45,300                 380,067
Macromedia, Inc. (b) . . . . . . . . . . . . .   24,100                 507,064
Macrovision Corp. (b). . . . . . . . . . . . .   18,900                 376,488
McData Corp. (b) . . . . . . . . . . . . . . .   44,700                 655,749
Mentor Graphics Corp. (b). . . . . . . . . . .   26,300                 380,824
Network Associates, Inc. (b) . . . . . . . . .   61,100                 774,748
Retek, Inc. (b). . . . . . . . . . . . . . . .   20,800                 133,120
RSA Security, Inc. (b) . . . . . . . . . . . .   22,600                 242,950
SanDisk Corp. (b). . . . . . . . . . . . . . .   27,100               1,093,485
Sybase, Inc. (b) . . . . . . . . . . . . . . .   36,900                 513,279
Synopsys, Inc. (b) . . . . . . . . . . . . . .   29,200               1,806,020
The Titan Corp. (b). . . . . . . . . . . . . .   31,000                 318,990
Transaction Systems Architects, Inc. (b) . . .   14,000                 125,440
Wind River Systems, Inc. (b) . . . . . . . . .   31,100                 118,491
                                                                    -----------
                                                                     16,059,117
                                                                    -----------
CONSTRUCTION (2.3%)
Clayton Homes, Inc.. . . . . . . . . . . . . .   53,100                 666,405
D.R. Horton, Inc.. . . . . . . . . . . . . . .   57,300               1,610,130
Dycom Industries, Inc. (b) . . . . . . . . . .   18,700                 304,810
Granite Construction, Inc. . . . . . . . . . .   16,150                 309,434
Jacobs Engineering Group, Inc. (b) . . . . . .   21,600                 910,440
Lennar Corp. . . . . . . . . . . . . . . . . .   27,540               1,969,110
Martin Marietta Materials, Inc.. . . . . . . .   19,100                 641,951
Toll Brothers, Inc. (b). . . . . . . . . . . .   27,300                 772,863
                                                                    -----------
                                                                      7,185,143
                                                                    -----------
CONSUMER & COMMERCIAL SERVICES (2.2%)
Career Education Corp. (b) . . . . . . . . . .   18,200               1,245,244
Corinthian Colleges, Inc. (b). . . . . . . . .   17,100                 830,547
DeVry, Inc. (b). . . . . . . . . . . . . . . .   27,300                 635,817
Dun & Bradstreet Corp. (b) . . . . . . . . . .   29,000               1,191,900
Education Management Corp. (b) . . . . . . . .   13,900                 739,202
Quanta Services, Inc. (b). . . . . . . . . . .   45,400                 322,340
Rollins, Inc.. . . . . . . . . . . . . . . . .   17,500                 329,875
Sotheby's Holdings, Inc. (b) . . . . . . . . .   24,000                 178,560
Sylvan Learning Systems, Inc. (b). . . . . . .   16,000                 365,440
United Rentals, Inc. (b) . . . . . . . . . . .   30,100                 418,089
Viad Corp. . . . . . . . . . . . . . . . . . .   34,400                 770,216
                                                                    -----------
                                                                      7,027,230
                                                                    -----------
CONSUMER PRODUCTS (2.3%)
Blyth Industries, Inc. . . . . . . . . . . . .   18,000                 489,600
Choicepoint, Inc. (b). . . . . . . . . . . . .   33,833               1,167,915
Church & Dwight, Inc.. . . . . . . . . . . . .   15,600                 510,588
Dial Corp. . . . . . . . . . . . . . . . . . .   37,100                 721,595
Energizer Holdings, Inc. (b) . . . . . . . . .   32,700               1,026,780
Furniture Brands International, Inc. (b) . . .   21,700                 566,370
Lancaster Colony Corp. . . . . . . . . . . . .   14,000                 541,240
Mohawk Industries Co. (b). . . . . . . . . . .   25,700               1,427,121
Timberland Co., Class A (b). . . . . . . . . .   14,000                 740,040
                                                                    -----------
                                                                      7,191,249
                                                                    -----------

-------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . . . . . .  SHARES                 VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS/PACKAGING (0.5%)
Packaging Corp. of America (b) . . . . . . . .   40,800             $   751,944
Sonoco Products Co.. . . . . . . . . . . . . .   37,700                 905,554
                                                                    -----------
                                                                      1,657,498
                                                                    -----------
ELECTRONICS (4.5%)
Arrow Electronics, Inc. (b). . . . . . . . . .   39,300                 598,932
Atmel Corp. (b). . . . . . . . . . . . . . . .  182,900                 462,737
Avnet, Inc. (b). . . . . . . . . . . . . . . .   46,600                 590,888
Cabot Microelectronics Corp. (b) . . . . . . .    9,482                 478,557
Credence Systems Corp. (b) . . . . . . . . . .   24,600                 208,362
Cree, Inc. (b) . . . . . . . . . . . . . . . .   28,600                 465,608
Cypress Semiconductor Corp. (b). . . . . . . .   49,200                 590,400
Hubbell, Inc.. . . . . . . . . . . . . . . . .   23,100                 764,610
Integrated Device Technology, Inc. (b) . . . .   40,400                 446,420
International Rectifier Corp. (b). . . . . . .   25,000                 670,500
Intersil Corp. (b) . . . . . . . . . . . . . .   53,400               1,420,974
Kemet Corp. (b). . . . . . . . . . . . . . . .   33,600                 339,360
Lam Research Corp. (b) . . . . . . . . . . . .   49,500                 901,395
Lattice Semiconductor Corp. (b). . . . . . . .   43,800                 360,474
LTX Corp. (b). . . . . . . . . . . . . . . . .   19,400                 167,228
Micrel, Inc. (b) . . . . . . . . . . . . . . .   35,800                 371,962
Microchip Technology, Inc. . . . . . . . . . .   79,500               1,958,084
Newport Corp. (b). . . . . . . . . . . . . . .   15,000                 222,000
Plexus Corp. (b) . . . . . . . . . . . . . . .   16,500                 190,245
RF Micro Devices, Inc. (b) . . . . . . . . . .   71,200                 428,624
Semtech Corp. (b). . . . . . . . . . . . . . .   28,500                 405,840
SPX Corp. (b). . . . . . . . . . . . . . . . .   30,500               1,343,830
TriQuint Semiconductor, Inc. (b) . . . . . . .   51,791                 215,451
Vishay Intertechnology, Inc. (b) . . . . . . .   62,350                 823,020
                                                                    -----------
                                                                     14,425,501
                                                                    -----------
FINANCIAL SERVICES (4.1%)
Americredit Corp. (b). . . . . . . . . . . . .   61,000                 521,550
Bank of Hawaii Corp. . . . . . . . . . . . . .   23,500                 779,025
Certegy, Inc. (b). . . . . . . . . . . . . . .   25,700                 713,175
Commerce Bancorp, Inc. . . . . . . . . . . . .   27,000               1,001,700
E*TRADE Group, Inc. (b). . . . . . . . . . . .  139,600               1,186,600
Eaton Vance Corp.. . . . . . . . . . . . . . .   27,000                 853,200
Edwards (A.G.), Inc. . . . . . . . . . . . . .   31,300               1,070,460
Investors Financial Services Corp. . . . . . .   25,400                 736,854
Labranche & Co., Inc.. . . . . . . . . . . . .   23,200                 480,008
Legg Mason, Inc. . . . . . . . . . . . . . . .   25,300               1,643,235
Neuberger Berman, Inc. . . . . . . . . . . . .   27,450               1,095,530
PMI Group, Inc.. . . . . . . . . . . . . . . .   34,700                 931,348
SEI Corp.. . . . . . . . . . . . . . . . . . .   40,900               1,308,800
Waddell & Reed Financial, Inc. . . . . . . . .   32,100                 824,007
                                                                    -----------
                                                                     13,145,492
                                                                    -----------
FOOD & BEVERAGE (3.9%)
Constellation Brands, Inc. (b) . . . . . . . .   36,800               1,155,520
Dean Foods Co. (b) . . . . . . . . . . . . . .   52,633               1,657,939
Dreyers Grand Ice Cream Holdings, Inc. . . . .   13,700               1,075,724
Hormel Foods Corp. . . . . . . . . . . . . . .   54,000               1,279,800
Interstate Bakeries Corp.. . . . . . . . . . .   17,500                 222,250
Krispy Kreme Doughnuts, Inc. (b) . . . . . . .   22,600                 930,668
PepsiAmericas, Inc.. . . . . . . . . . . . . .   56,200                 705,872
Sensient Technologies Corp.. . . . . . . . . .   18,500                 425,315
Smithfield Foods, Inc. (b) . . . . . . . . . .   42,700                 978,684
Smucker (J.M.) Co. . . . . . . . . . . . . . .   19,367                 772,550
Tootsie Roll Industries, Inc.. . . . . . . . .   20,287                 618,551
Tyson Foods, Inc.. . . . . . . . . . . . . . .  136,881               1,453,676
Whole Foods Market, Inc. (b) . . . . . . . . .   23,200               1,102,696
                                                                    -----------
                                                                     12,379,245
                                                                    -----------

--------------------------------------------------------------------------------
                                        3

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)



----------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES      VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAMING (0.8%)
GTECH Holdings Corp. (b) . . . . . . . . .   22,100  $   832,065
Mandalay Resort Group. . . . . . . . . . .   23,200      738,920
Park Place Entertainment, Inc. (b) . . . .  117,300    1,066,257
                                                    ------------
                                                       2,637,242
                                                    ------------
HEALTHCARE (10.6%)
AdvancePCS (b) . . . . . . . . . . . . . .   35,200    1,345,696
Apogent Technologies, Inc. (b) . . . . . .   38,700      774,000
Apria Healthcare Group, Inc. (b) . . . . .   21,500      534,920
Barr Laboratories, Inc. (b). . . . . . . .   25,850    1,693,175
Beckman Coulter, Inc.. . . . . . . . . . .   23,800      967,232
Charles River Laboratories International,
Inc. (b) . . . . . . . . . . . . . . . . .   17,700      569,586
Community Health Systems, Inc. (b) . . . .   38,300      738,807
Covance, Inc. (b). . . . . . . . . . . . .   24,000      434,400
Coventry Health Care, Inc. (b) . . . . . .   23,000    1,061,680
Cytyc Corp. (b). . . . . . . . . . . . . .   43,700      459,724
Dentsply International, Inc. . . . . . . .   30,700    1,255,630
Edwards Lifesciences Corp. (b) . . . . . .   23,800      764,932
Express Scripts, Inc. (b). . . . . . . . .   30,500    2,083,759
First Health Group Corp. (b) . . . . . . .   37,200    1,026,720
Health Net, Inc. (b) . . . . . . . . . . .   45,200    1,489,340
Henry Schein, Inc. (b) . . . . . . . . . .   17,200      900,248
ICN Pharmaceuticals, Inc.. . . . . . . . .   32,700      548,052
IVAX Corp. (b) . . . . . . . . . . . . . .   75,925    1,355,261
LifePoint Hospitals, Inc. (b). . . . . . .   15,400      322,476
Lincare Holdings, Inc. (b) . . . . . . . .   40,900    1,288,759
Mylan Laboratories, Inc. . . . . . . . . .   71,750    2,494,747
Omnicare, Inc. . . . . . . . . . . . . . .   39,100    1,321,189
Oxford Health Plans, Inc. (b). . . . . . .   32,500    1,365,975
PacifiCare Health Systems, Inc. (b). . . .   14,500      715,285
Patterson Dental Co. (b) . . . . . . . . .   26,500    1,202,570
Perrigo Co.. . . . . . . . . . . . . . . .   27,100      423,844
Pharmaceutical Resources, Inc. (b) . . . .   13,000      632,580
Sepracor, Inc. (b) . . . . . . . . . . . .   32,800      591,384
SICOR, Inc. (b). . . . . . . . . . . . . .   45,900      933,606
Steris Corp. (b) . . . . . . . . . . . . .   27,100      625,739
Triad Hospitals, Inc. (b). . . . . . . . .   29,308      727,425
Universal Health Services, Inc. (b). . . .   22,800      903,336
Varian Medical Systems, Inc. (b) . . . . .   26,600    1,531,362
Visx, Inc. (b) . . . . . . . . . . . . . .   20,100      348,735
                                                    ------------
                                                      33,432,174
                                                    ------------
HOTELS & LODGING (0.2%)
Extended Stay America, Inc. (b). . . . . .   36,700      495,083
                                                    ------------
INSURANCE (5.1%)
Allmerica Financial Corp. (b). . . . . . .   20,600      370,594
American Financial Group, Inc. . . . . . .   27,100      617,880
AmerUs Group Co. . . . . . . . . . . . . .   15,200      428,488
Arthur J. Gallagher & Co.. . . . . . . . .   35,100      954,720
Brown & Brown, Inc.. . . . . . . . . . . .   26,600      864,500
Everest Re Group Ltd.. . . . . . . . . . .   21,600    1,652,400
Fidelity National Financial, Inc.. . . . .   52,612    1,618,345
First American Financial Corp. . . . . . .   29,700      782,595
HCC Insurance Holdings, Inc. . . . . . . .   24,500      724,465
Horace Mann Educators Corp.. . . . . . . .   16,700      269,371
Leucadia National Corp.. . . . . . . . . .   23,300      864,896
Mony Group, Inc. . . . . . . . . . . . . .   18,300      493,185
Ohio Casualty Corp. (b). . . . . . . . . .   23,700      312,366
Old Republic International Corp. . . . . .   47,100    1,614,117

----------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . . . .  SHARES      VALUE
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
Protective Life Corp.. . . . . . . . . . .   26,900  $   719,575
Radian Group, Inc. . . . . . . . . . . . .   36,400    1,334,060
Stancorp Financial Group, Inc. . . . . . .   11,300      590,086
Unitrin, Inc.. . . . . . . . . . . . . . .   26,300      713,256
W.R. Berkley Corp. . . . . . . . . . . . .   21,600    1,138,320
                                                    ------------
                                                      16,063,219
                                                    ------------
MACHINERY (0.2%)
AGCO Corp. (b) . . . . . . . . . . . . . .   29,300      500,444
Tecumseh Products Co.. . . . . . . . . . .    7,200      275,832
                                                    ------------
                                                         776,276
                                                    ------------
MANUFACTURING (2.6%)
Ametek, Inc. . . . . . . . . . . . . . . .   12,800      469,120
Carlisle Cos., Inc.. . . . . . . . . . . .   12,000      505,920
Diebold, Inc.. . . . . . . . . . . . . . .   28,200    1,219,650
Donaldson Co., Inc.. . . . . . . . . . . .   17,000      755,650
Federal Signal Corp. . . . . . . . . . . .   18,600      326,802
Flowserve Corp. (b). . . . . . . . . . . .   21,500      422,905
Harsco Corp. . . . . . . . . . . . . . . .   15,800      569,590
Hillenbrand Industry, Inc. . . . . . . . .   24,100    1,215,845
Nordson Corp.. . . . . . . . . . . . . . .   13,200      314,820
Pentair, Inc.. . . . . . . . . . . . . . .   19,300      753,858
Teleflex, Inc. . . . . . . . . . . . . . .   15,400      655,270
Trinity Industries, Inc. . . . . . . . . .   17,900      331,329
Varian, Inc. (b) . . . . . . . . . . . . .   13,200      457,644
York International Corp. . . . . . . . . .   15,500      362,700
                                                    ------------
                                                       8,361,103
                                                    ------------
METALS (0.2%)
AK Steel Holding Corp. (b) . . . . . . . .   42,200      152,764
Carpenter Technology Corp. . . . . . . . .    8,700      135,720
Kennametal, Inc. . . . . . . . . . . . . .   13,800      466,992
                                                    ------------
                                                         755,476
                                                    ------------
MINING (0.4%)
Arch Coal, Inc.. . . . . . . . . . . . . .   20,500      471,090
Peabody Energy Corp. . . . . . . . . . . .   20,500      688,595
                                                    ------------
                                                       1,159,685
                                                    ------------
OFFICE EQUIPMENT & SUPPLIES (0.6%)
HON Industries, Inc. . . . . . . . . . . .   22,700      692,350
Miller (Herman), Inc.. . . . . . . . . . .   28,400      573,964
Reynolds & Reynolds Co.. . . . . . . . . .   26,100      745,416
                                                    ------------
                                                       2,011,730
                                                    ------------
OIL & GAS (6.5%)
Cooper Cameron Corp. (b) . . . . . . . . .   21,300    1,073,094
ENSCO International, Inc.. . . . . . . . .   58,300    1,568,270
FMC Technologies, Inc. (b) . . . . . . . .   25,721      541,427
Forest Oil Corp. (b) . . . . . . . . . . .   18,800      472,256
Grant Prideco, Inc. (b). . . . . . . . . .   47,400      556,950
Hanover Compressor Co. (b) . . . . . . . .   26,000      293,800
Helmerich & Payne, Inc.. . . . . . . . . .   19,500      569,400
Murphy Oil Corp. . . . . . . . . . . . . .   35,800    1,883,080
National-Oilwell, Inc. (b) . . . . . . . .   32,900      723,800
Noble Energy, Inc. . . . . . . . . . . . .   22,400      846,720
Patterson-UTI Energy, Inc. (b) . . . . . .   31,300    1,014,120
Pioneer Natural Resources Co. (b). . . . .   45,900    1,197,990
Pogo Producing Co. . . . . . . . . . . . .   24,100    1,030,275
Pride International, Inc. (b). . . . . . .   52,500      988,050

--------------------------------------------------------------------------------
                                        4

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)


------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES     VALUE
------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
Smith International, Inc. (b) . . . . .  39,800  $ 1,462,252
Tidewater, Inc. . . . . . . . . . . . .  23,600      693,132
Valero Energy Corp. . . . . . . . . . .  44,600    1,620,318
Varco International, Inc. (b) . . . . .  37,808      741,037
Weatherford International Ltd. (b). . .  47,100    1,973,490
XTO Energy, Inc.. . . . . . . . . . . .  71,599    1,439,856
                                                ------------
                                                  20,689,317
                                                ------------
PAPER & FOREST PRODUCTS (0.7%)
Bowater, Inc. . . . . . . . . . . . . .  21,600      808,920
Longview Fibre Co.. . . . . . . . . . .  20,100      164,820
P.H. Glatfelter & Co. . . . . . . . . .  17,000      250,750
Potlatch Corp.. . . . . . . . . . . . .  11,200      288,400
Rayonier, Inc.. . . . . . . . . . . . .  16,300      537,900
Wausau-Mosinee Paper Corp.. . . . . . .  20,100      225,120
                                                ------------
                                                   2,275,910
                                                ------------
PHOTOGRAPHY/IMAGING (0.2%)
Imation Corp. . . . . . . . . . . . . .  13,900      525,698
                                                ------------
PUBLISHING & PRINTING (2.1%)
A.H. Belo Corp. . . . . . . . . . . . .  44,100      986,076
Banta Corp. . . . . . . . . . . . . . .   9,900      320,463
Lee Enterprises, Inc. . . . . . . . . .  17,300      649,269
Media General, Inc. . . . . . . . . . .   9,100      520,520
Readers Digest Association. . . . . . .  38,200      514,936
Scholastic Corp. (b). . . . . . . . . .  15,300      455,634
Valassis Communications, Inc. (b) . . .  20,300      522,116
Washington Post Co. . . . . . . . . . .   3,700    2,711,730
                                                ------------
                                                   6,680,744
                                                ------------
REAL ESTATE INVESTMENT TRUSTS (1.6%)
AMB Property Corp.. . . . . . . . . . .  31,600      890,172
Hospitality Properties Trust. . . . . .  24,400      762,500
Liberty Property Trust. . . . . . . . .  30,600    1,058,760
Mack-Cali Realty Corp.. . . . . . . . .  22,500      818,550
New Plan Excel Realty Trust . . . . . .  37,800      807,030
United Dominion Realty Trust, Inc.. . .  43,800      754,236
                                                ------------
                                                   5,091,248
                                                ------------
RESTAURANTS (1.8%)
Applebee's International, Inc.. . . . .  21,600      678,888
Bob Evans Farms, Inc. . . . . . . . . .  13,700      378,531
Brinker International, Inc. (b) . . . .  37,900    1,365,158
CBRL Group, Inc.. . . . . . . . . . . .  19,300      749,998
Outback Steakhouse, Inc.. . . . . . . .  29,500    1,150,500
Ruby Tuesday, Inc.. . . . . . . . . . .  25,000      618,250
The Cheesecake Factory, Inc. (b). . . .  20,000      717,800
                                                ------------
                                                   5,659,125
                                                ------------
RETAIL (5.6%)
99 Cents Only Stores (b). . . . . . . .  27,500      943,800
Abercrombie & Fitch Co. (b) . . . . . .  38,100    1,082,421
American Eagle Outfitters Ltd. (b). . .  27,750      502,830
Barnes & Noble, Inc. (b). . . . . . . .  25,300      583,165
BJ's Wholesale Club, Inc. (b) . . . . .  27,100      408,126
Borders Group, Inc. (b) . . . . . . . .  30,200      531,822
Chico's FAS, Inc. (b) . . . . . . . . .  33,500      705,175
Claire's Stores, Inc. . . . . . . . . .  19,100      484,376
Coach, Inc. (b) . . . . . . . . . . . .  35,400    1,760,796
Copart, Inc. (b). . . . . . . . . . . .  35,700      337,365
Dollar Tree Stores, Inc. (b). . . . . .  44,650    1,416,745

------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . . . .  SHARES       VALUE
------------------------------------------------------------
RETAIL (CONTINUED)
Fastenal Co.. . . . . . . . . . . . . .  29,600  $ 1,004,624
Longs Drug Stores Corp. . . . . . . . .  14,600      242,360
Michael's Stores, Inc. (b). . . . . . .  26,000      989,560
Nieman Marcus Group, Inc. (b) . . . . .  18,500      677,100
Payless Shoesource, Inc. (b). . . . . .  26,500      331,250
PETsMART, Inc. (b). . . . . . . . . . .  54,900      915,183
Pier 1 Imports, Inc.. . . . . . . . . .  35,000      714,000
Ross Stores, Inc. . . . . . . . . . . .  30,100    1,286,474
Ruddick Corp. . . . . . . . . . . . . .  18,200      286,104
Saks, Inc. (b). . . . . . . . . . . . .  55,600      539,320
Tech Data Corp. (b) . . . . . . . . . .  22,100      590,291
Williams Sonoma, Inc. (b) . . . . . . .  44,900    1,311,080
                                                ------------
                                                  17,643,967
                                                ------------
SECURITY SERVICES (0.1%)
The Brinks Co.. . . . . . . . . . . . .  21,200      308,884
                                                ------------
SEMICONDUCTORS (0.3%)
Fairchild Semiconductor International,
Inc. (b). . . . . . . . . . . . . . . .  45,600      583,224
Silicon Laboratories, Inc. (b). . . . .  19,100      508,824
                                                ------------
                                                   1,092,048
                                                ------------
SHIPPING/TRANSPORTATION (2.0%)
Airborne, Inc.. . . . . . . . . . . . .  18,900      395,010
Alexander & Baldwin, Inc. . . . . . . .  16,100      427,133
CNF Transportation, Inc.. . . . . . . .  19,300      489,834
EGL, Inc. (b) . . . . . . . . . . . . .  18,400      279,680
Expeditors International of
Washington, Inc.. . . . . . . . . . . .  40,800    1,413,312
GATX Corp.. . . . . . . . . . . . . . .  19,100      312,285
J.B. Hunt Transport Services, Inc. (b).  15,400      581,350
Overseas Shipholding Group, Inc.. . . .  13,400      294,934
Robinson (C.H.) Worldwide, Inc. . . . .  32,900    1,169,924
Swift Transportation Co., Inc. (b). . .  32,400      603,288
Werner Enterprises, Inc.. . . . . . . .  24,900      527,880
                                                ------------
                                                   6,494,630
                                                ------------
TEXTILES (0.0%)
Unifi, Inc. (b) . . . . . . . . . . . .  21,000      130,200
                                                ------------
UTILITIES (7.2%)
AGL Resources, Inc. . . . . . . . . . .  24,700      628,368
Allete, Inc.. . . . . . . . . . . . . .  33,600      892,080
Alliant Energy Corp.. . . . . . . . . .  36,200      688,886
Aquila, Inc.. . . . . . . . . . . . . .  75,800      195,564
Black Hills Corp. . . . . . . . . . . .  12,500      383,750
DPL, Inc. . . . . . . . . . . . . . . .  49,400      787,436
DQE, Inc. . . . . . . . . . . . . . . .  29,200      440,044
Energy East Corp. . . . . . . . . . . .  56,800    1,179,168
Equitable Resources, Inc. . . . . . . .  24,400      994,056
Great Plains Energy, Inc. . . . . . . .  27,000      779,760
Hawaiian Electric Industries, Inc.. . .  14,500      664,825
Idacorp, Inc. . . . . . . . . . . . . .  14,900      391,125
MDU Resources Group, Inc. . . . . . . .  29,000      971,210
National Fuel Gas Co. . . . . . . . . .  31,500      820,575
Northeast Utilities . . . . . . . . . .  51,900      868,806
Nstar . . . . . . . . . . . . . . . . .  20,700      942,885
Oklahoma Gas & Electric Co. . . . . . .  30,900      660,333
Oneok, Inc. . . . . . . . . . . . . . .  29,200      573,196
Pepco Holdings, Inc.. . . . . . . . . .  66,538    1,274,868
Philadelphia Suburban Corp. . . . . . .  26,600      648,508

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)


-----------------------------------------------------------------
SECURITY DESCRIPTION             SHARES                 VALUE
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
PNM, Inc. . . . . . . . . . . .  15,300              $    409,275
Puget Energy, Inc.. . . . . . .  36,600                   873,642
Questar Corp. . . . . . . . . .  32,200                 1,077,734
Scana Corp. . . . . . . . . . .  43,200                 1,480,896
Sierra Pacific Resources (b). .  45,700                   271,458
Vectren, Inc. . . . . . . . . .  26,600                   666,330
Westar Energy, Inc. . . . . . .  28,100                   456,063
Western Gas Resources, Inc. . .  12,900                   510,840
WGL Holdings, Inc.. . . . . . .  19,000                   507,300
Wisconsin Energy Corp.. . . . .  45,400                 1,316,600
WPS Resources Corp. . . . . . .  12,600                   506,520
                                                    -------------
                                                       22,862,101
                                                    -------------
WASTE DISPOSAL (0.6%)
Republic Services, Inc. (b) . .  62,500                 1,416,875
Stericycle, Inc. (b). . . . . .  15,900                   611,832
                                                    -------------
                                                        2,028,707
                                                    -------------
TOTAL COMMON STOCKS                                   311,791,173


-----------------------------------------------------------------
SECURITY DESCRIPTION             PRINCIPAL              VALUE
-----------------------------------------------------------------
U.S. TREASURY BILL (0.1%)
0.82%, 09/25/03 (c)             $  420,000           $    419,139
                                                    -------------
TOTAL U.S. TREASURY BILL                                  419,139
                                                    -------------
TOTAL INVESTMENTS
(COST $330,643,767) (A) - 98.3%                       312,210,312
OTHER ASSETS IN
EXCESS OF LIABILITIES - 1.7%                            5,450,705
                                                    -------------
NET ASSETS - 100.0%                                  $317,661,017
                                                    =============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.


AT  JUNE  30,  2003,  THE  FUND'S  OPEN  FUTURES  CONTRACTS  WERE  AS  FOLLOWS:

                                         MARKET
                                         VALUE
NUMBER                                  COVERED      UNREALIZED
OF              LONG                       BY       APPRECIATION
CONTRACTS    CONTRACTS     EXPIRATION  CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------
25         S&P Midcap 400   9/18/03    $6,002,500     $(77,075)


See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------



                                                          DREYFUS
                                                           GVIT
                                                          MID CAP
                                                        INDEX FUND
                                                       -------------
ASSETS:
Investments, at value (cost $330,643,767) . . . . . .  $312,210,312
Cash. . . . . . . . . . . . . . . . . . . . . . . . .     5,472,512
Interest and dividends receivable . . . . . . . . . .       184,970
Receivable for variation margin on futures contracts.         9,431
Prepaid expenses and other assets . . . . . . . . . .         5,384
                                                       -------------
Total Assets. . . . . . . . . . . . . . . . . . . . .   317,882,609
                                                       -------------
LIABILITIES:
Payable for variation margin on futures contracts . .        20,000
Accrued expenses and other payables:
Investment advisory fees. . . . . . . . . . . . . . .       130,309
Fund administration fees. . . . . . . . . . . . . . .        17,132
Distribution fees . . . . . . . . . . . . . . . . . .           578
Administrative servicing fees . . . . . . . . . . . .        39,156
Other . . . . . . . . . . . . . . . . . . . . . . . .        14,417
                                                       -------------
Total Liabilities . . . . . . . . . . . . . . . . . .       221,592
                                                       -------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $317,661,017
                                                       =============


REPRESENTED BY:
Capital . . . . . . . . . . . . . . . . . . . . . . .  $352,599,943
Accumulated net investment income (loss). . . . . . .        19,820
Accumulated net realized gains (losses) from
investment, futures and foreign
currency transactions . . . . . . . . . . . . . . . .   (16,448,216)
Net unrealized appreciation (depreciation) on
investments, futures and translation of assets
and liabilities denominated in foreign currencies . .   (18,510,530)
                                                       -------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $317,661,017
                                                       =============

NET ASSETS
Class I Shares. . . . . . . . . . . . . . . . . . . .  $314,757,278
Class II Shares . . . . . . . . . . . . . . . . . . .     2,903,739
                                                       -------------
Total . . . . . . . . . . . . . . . . . . . . . . . .  $317,661,017
                                                       =============


SHARES OUTSTANDING (unlimited
number of shares authorized):
Class I Shares. . . . . . . . . . . . . . . . . . . .    25,562,684
Class II Shares . . . . . . . . . . . . . . . . . . .       236,230
                                                       -------------
Total . . . . . . . . . . . . . . . . . . . . . . . .    25,798,914
                                                       =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares. . . . . . . . . . . . . . . . . . . .  $      12.31
Class II Shares . . . . . . . . . . . . . . . . . . .  $      12.29



*  Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------



                                                          DREYFUS GVIT
                                                            MID CAP
                                                           INDEX FUND
                                                         --------------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . . . .  $      35,304
Dividend income . . . . . . . . . . . . . . . . . . . .      1,707,740
                                                         --------------
Total Income. . . . . . . . . . . . . . . . . . . . . .      1,743,044
                                                         --------------
EXPENSES:
Investment advisory fees. . . . . . . . . . . . . . . .        712,152
Fund administration fees. . . . . . . . . . . . . . . .         97,039
Distribution fees Class II Shares . . . . . . . . . . .          2,339
Administrative servicing fees Class I Shares. . . . . .        212,808
Administrative servicing fees Class II Shares . . . . .          1,403
Other . . . . . . . . . . . . . . . . . . . . . . . . .         40,569
                                                         --------------
Total Expenses. . . . . . . . . . . . . . . . . . . . .      1,066,310
                                                         --------------
NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . . .        676,734
                                                         --------------
REALIZED /UNREALIZED GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses) on investment transactions.     (3,577,878)
Net realized gains (losses) on futures. . . . . . . . .       (303,914)
                                                         --------------
Net realized gains (losses) on investment
and futures transactions. . . . . . . . . . . . . . . .     (3,881,792)
Net change in unrealized appreciation/depreciation
on investments and futures. . . . . . . . . . . . . . .     36,105,539
                                                         --------------
Net realized/unrealized gains (losses) on investments
and futures . . . . . . . . . . . . . . . . . . . . . .     32,223,747
                                                         --------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS. . . . .    $32,900,481
                                                         ==============


See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------


                                                                                         DREYFUS GVIT
                                                                                       MID CAP INDEX FUND
                                                                                  ------------------------------
                                                                                    SIX MONTHS       YEAR ENDED
                                                                                  ENDED JUNE 30,    DECEMBER 31,
                                                                                       2003             2002
                                                                                ----------------  --------------
                                                                                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . . . . . . . . . . . . . . . . . .  $       676,734   $   1,110,204
Net realized gains (losses) on investment and futures transactions. . . . . . .       (3,881,792)     (6,179,491)
Net change in unrealized appreciation /depreciation on investments and futures.       36,105,539     (52,601,723)
                                                                                ----------------  --------------
Change in net assets resulting from operations. . . . . . . . . . . . . . . . .       32,900,481     (57,671,010)
                                                                                ----------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (657,249)     (1,105,007)
Net realized gains on investments . . . . . . . . . . . . . . . . . . . . . . .                -      (2,522,109)

DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,051)      (1,811)(a)
Net realized gains on investments . . . . . . . . . . . . . . . . . . . . . . .                -       (6,271)(a)
                                                                                ----------------  --------------
Change in net assets from shareholder distributions . . . . . . . . . . . . . .         (660,300)     (3,635,198)
                                                                                ----------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . . . . . . . . . . . . . . . . . .       67,241,516     237,253,602
Dividends reinvested. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          657,249       3,627,118
Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (71,064,999)   (151,261,627)
                                                                                ----------------  --------------
                                                                                      (3,166,234)     89,619,093
                                                                                ----------------  --------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued . . . . . . . . . . . . . . . . . . . . . . . . . .        2,061,941    1,875,383 (a)
Dividends reinvested. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,051        8,082 (a)
Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (679,777)    (617,601)(a)
                                                                                ----------------  --------------
                                                                                       1,385,215       1,265,864
                                                                                ----------------  --------------
Change in net assets from capital transactions. . . . . . . . . . . . . . . . .       (1,781,019)     90,884,957
                                                                                ----------------  --------------
Change in net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       30,459,162      29,578,749

NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      287,201,855     257,623,106
                                                                                ----------------  --------------
End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   317,661,017   $ 287,201,855
                                                                                ================  ==============


CLASS I SHARE TRANSACTIONS:
Issued. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,050,358      18,397,887
Reinvested. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           57,974         312,071
Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (6,501,091)    (12,319,387)
                                                                                ----------------  --------------
                                                                                        (392,759)      6,390,571
                                                                                ----------------  --------------
CLASS II SHARE TRANSACTIONS:
Issued. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          181,887      166,313 (a)
Reinvested. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              266          734 (a)
Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (57,842)     (55,128)(a)
                                                                                ----------------  --------------
                                                                                         124,311         111,919
                                                                                ----------------  --------------


(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                            GARTMORE VARIABLE INSURANCE TRUST
                                                  FINANCIAL HIGHLIGHTS
                                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------

                                                             DREYFUS  GVIT  MID  CAP  INDEX  FUND
                                   ---------------------------------------------------------------------------------------------
                                                                         CLASS  I  SHARES
                                   ---------------------------------------------------------------------------------------------
                                     SIX MONTHS        YEAR            YEAR            YEAR            YEAR            YEAR
                                       ENDED          ENDED           ENDED           ENDED           ENDED           ENDED
                                      JUNE 30,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003           2002          2001 (A)          2000            1999            1998
                                    -----------   -------------  --------------  --------------  --------------  --------------
                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . . .  $     11.02   $       13.17   $       13.55   $       12.32   $       10.92   $        9.94
                                    -----------   -------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . .         0.03            0.04            0.07            0.07            0.05            0.09
Net realized and unrealized gains
(losses) on investments. . . . . .         1.29           (2.05)          (0.25)           1.79            2.21            0.98
                                    -----------   -------------  --------------  --------------  --------------  --------------
Total investment activities. . . .         1.32           (2.01)          (0.18)           1.86            2.26            1.07
                                    -----------   -------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
Net investment income. . . . . . .        (0.03)          (0.04)          (0.07)          (0.09)          (0.03)          (0.08)
Net realized gains . . . . . . . .            -           (0.10)          (0.13)          (0.54)          (0.83)              -
Tax return of capital. . . . . . .            -               -               -               -               -           (0.01)
                                    -----------   -------------  --------------  --------------  --------------  --------------
Total distributions. . . . . . . .        (0.03)          (0.14)          (0.20)          (0.63)          (0.86)          (0.09)
                                    -----------   -------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . . .  $     12.31   $       11.02   $       13.17   $       13.55   $       12.32   $       10.92
                                    ===========   =============  ==============  ==============  ==============  ==============

Total Return . . . . . . . . . . .    11.96% (c)        (15.30%)         (1.30%)          15.21%          20.92%          10.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)  $   314,757   $     285,970   $     257,623   $     145,350   $      20,259   $      10,849
Ratio of expenses to
average net assets . . . . . . . .     0.74% (d)           0.74%           0.65%           0.65%           1.03%           1.20%
Ratio of net investment income
(loss) to average net assets . . .     0.48% (d)           0.37%           0.53%           0.68%           0.56%           0.79%
Ratio of expenses (prior to
reimbursements)
 to average net assets*. . . . . .           (e)           0.75%           0.78%           0.90%           1.74%           1.54%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . . .           (e)           0.36%           0.40%           0.43%         (0.15%)           0.45%
Portfolio turnover (f) . . . . . .         7.09%          27.32%          28.43%          83.45%         275.04%         119.37%
--------------------------------------------------------------------------------------------------------------------------------

See  footnotes  on  page  11.
(continued)
--------------------------------------------------------------------------------
                                        10




                                         GARTMORE VARIABLE INSURANCE TRUST
                                                FINANCIAL HIGHLIGHTS
                           SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                           DREYFUS GVIT MID CAP INDEX FUND
                                                                                                 CLASS II SHARES
                                                                                         ---------------------------------
                                                                                          SIX MONTHS ENDED    PERIOD ENDED
                                                                                              JUNE 30,        DECEMBER 31,
                                                                                                2003            2002 (B)
                                                                                         -----------------   -------------
                                                                                            (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           11.00   $       13.64
                                                                                         -----------------   -------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.02            0.02
Net realized and unrealized gains (losses) on investments . . . . . . . . . . . . . . .               1.29           (2.53)
                                                                                         -----------------   -------------
Total investment activities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.31           (2.51)
                                                                                         -----------------   -------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (0.02)          (0.03)
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  -           (0.10)
                                                                                         -----------------   -------------
Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (0.02)          (0.13)
                                                                                         -----------------   -------------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           12.29   $       11.00
                                                                                         =================   =============

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11.88% (c)     (18.44%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . . . . . . . . . . . .  $           2,904   $       1,232
Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . .           0.99% (d)       0.96% (d)
Ratio of net investment income (loss) to average net assets . . . . . . . . . . . . . .           0.22% (d)       0.25% (d)
Ratio of expenses (prior to reimbursements) to average net assets*. . . . . . . . . . .                 (e)             (e)
Ratio of net investment income (loss) (prior to reimbursements) to average net assets*.                 (e)             (e)
Portfolio turnover (f). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7.09%          27.32%
--------------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f)  Portfolio  turnover  is  calculated  on  the  basis  of the Fund as a whole without  distinguishing  among  the  classes  of  shares.
See  notes  to  financial  statements.
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

1.     ORGANIZATION

Gartmore Variable Insurance Trust ("GVIT" or the "Trust") is an open-end management investment company. GVIT was organized as a Massachusetts business trust as of June 30, 1981 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On June 30, 2003, the Trust had authorized an unlimited number of shares of beneficial interest, without par value ("shares"). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide
Life and Annuity Insurance Company (collectively, "Nationwide"), except with respect to the Gartmore GVIT Developing Markets Fund, have purchased shares of the Trust's series. The Trust operates thirty-three (33) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Dreyfus GVIT Mid Cap Index Fund (the "Fund").

2.     SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)  SECURITY  VALUATION

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or designee, are valued at fair value under procedures approved by the Fund's Board of Trustees.

(B)  REPURCHASE  AGREEMENTS

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund's custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(C)  FUTURES  CONTRACTS

The Fund may invest in financial futures contracts ("futures contracts") for the purpose of hedging its existing portfolio securities or securities it intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED
                          ) JUNE 30, 2003 (UNAUDITED)

currency  at  a  fixed  price  at  a  specified  time  in  the  future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(D)  WRITTEN  OPTIONS  CONTRACTS

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received.

(E)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(F)  FEDERAL  INCOME  TAXES

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

As of June 30, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

                                                             NET UNREALIZED
               TAX COST OF    UNREALIZED      UNREALIZED      APPRECIATION
FUND            SECURITIES   APPRECIATION    DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------------------------
Mid Cap Index  $330,643,767  $  38,053,120  $ (56,486,575)  $   (18,433,455)

(G)  DISTRIBUTIONS  TO  SHAREHOLDERS

For the Fund, dividends from net investment income, if any, are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(H)  EXPENSES

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a fund, they are allocated to the classes based on relative net assets of each class. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

--------------------------------------------------------------------------------
                                        13

                        GARTMORE VARIABLE INSURANCE TRUST
                         NOTES TO FINANCIAL STATEMENTS -
                            JUNE 30, 2003 (UNAUDITED)

3.     TRANSACTIONS  WITH  AFFILIATES

Under the terms of the Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust ("GMF") manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a majority-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GMF also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. The Dreyfus Corporation manages all or a portion of the Fund's investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays its adviser an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, GMF pays fees to the subadviser. Additional information regarding investment advisory fees for GMF and the subadvisory fees is as follows for the six months ended June 30, 2003:

                       FEE          TOTAL     FEES       PAID TO
FUND                SCHEDULE         FEES   RETAINED   SUB-ADVISER
Mid Cap Index  Up to $250 million    0.50%      0.40%         0.10%
               Next $250 million     0.49%      0.40%         0.09%
               Next $250 million     0.48%      0.40%         0.08%
               Next $250 million     0.47%      0.40%         0.07%
               $ 1 billion or more   0.45%      0.40%         0.05%

For the Fund, GMF previously waived advisory fees and, if necessary, reimbursed expenses of the Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the voluntary expense caps for the Fund for the period ended January 14, 2002, at which time the waivers and reimbursements were discontinued after prior notice to shareholders:

FUND                           EXPENSE CAPS
Mid Cap Index  Class I Shares          0.65%

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides the Fund with various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust (other than the Investor Destinations Funds) in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI's services.

COMBINED FEE SCHEDULE*
Up to $1 billion . . . . . . . . . . .  0.13%
$1 billion and more up to $3 billion .  0.08%
$3 billion and more up to $8 billion .  0.05%
$8 billion and more up to $10 billion.  0.04%
$10 billion and more up to $12 billion  0.02%
$12 billion or more. . . . . . . . . .  0.01%

* The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

     GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agency services, respectively, to the Funds.
--------------------------------------------------------------------------------
                                        14

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Fund's' Distributor, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Funds. Prior to October 1, 2002, Nationwide Securities, Inc. ("NSI"), served as the Funds' Distributor. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate not to exceed 0.25% for Class II shares.

Under the terms of an Administrative Services Plan, the Fund pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4.     BANK  LOANS

Prior to April 7, 2003, the Trust had an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bore interest at the Federal Funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statements of Operations. No compensating balances were required under the terms of the line of credit. For the period from April 7, 2003 to June 30, 2003, the Trust did not maintain an unsecured bank line of credit. There were no unsecured bank loans outstanding as of June 30, 2003.

5.     INVESTMENT  TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2003 are summarized as follows:

FUND            PURCHASES      SALES
Mid Cap Index  $20,179,189  $22,449,144

--------------------------------------------------------------------------------



                                        GARTMORE  VARIABLE  INSURANCE  TRUST
                                        MANAGEMENT  INFORMATION  (UNAUDITED)
                  TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS
                                                   JUNE  30,  2003
--------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS            POSITION(S)     TERM OF               PRINCIPAL OCCUPATION(S)              NUMBER OF        OTHER
AND AGE                   HELD WITH       OFFICE                 DURING PAST 5 YEARS              PORTFOLIOS IN  DIRECTORSHIPS
                            FUND           WITH                                                       FUND          HELD BY
                                          TRUST-                                                     COMPLEX       TRUSTEE2
                                        LENGTH OF                                                  OVERSEEN BY
                                           TIME                                                      TRUSTEE
                                         SERVED1
--------------------------------------------------------------------------------------------------------------------------------
CHARLES E. ALLEN. . . .  Trustee      Since           Mr. Allen is Chairman, Chief Executive                 82  None
8162 E. Jefferson Ave.                July 2000       Officer and President of Graimark Realty
#15B                                                  Advisors, Inc. (real estate development,
Detroit, MI 48214                                     investment and asset management).

Age 55
--------------------------------------------------------------------------------------------------------------------------------
PAULA H.J. CHOLMONDELEY  Trustee      Since           Ms. Cholmondeley is Vice President and                 82  None
c/o Sappi Fine Paper                  July 2000       General Manager of Special Products at
225 Franklin Street                                   Sappi Fine Paper North America. Prior
Boston, MA 02110                                      to 1998, she held various positions with
                                                      Owens Corning, including Vice President
Age 56                                                and General Manager of the Residential
                                                      Insulation Division (1997 to 1998).
--------------------------------------------------------------------------------------------------------------------------------
C. BRENT DEVORE . . . .  Trustee      Since           Dr. DeVore is President of Otterbein                   82  None
111 N. West Street                    May 1998        College.
Westerville, OH 43081

Age 63
--------------------------------------------------------------------------------------------------------------------------------
ROBERT M. DUNCAN. . . .  Trustee      Since           Since 1999, Mr. Duncan has worked as                   82  None
1397 Haddon Road                      April 1997      an arbitration and mediation consultant.
Columbus, OH 43209                                    From 1996 to 1999, he was
                                                      Commissioner of the Ohio Elections
Age 76                                                Commission.
--------------------------------------------------------------------------------------------------------------------------------
BARBARA L. HENNIGAR . .  Trustee      Since           Retired; Ms. Hennigar is the former                    82  None
6363 So. Sicily Way                   July 2000       Chairman of Oppenheimer Funds
Aurora, CO 80016                                      Services and Shareholder Services
                                                      Inc. Ms. Hennigar held this position
Age 67                                                from October 1999 to June 2000. Prior
                                                      to that, she served as President and
                                                      Chief Executive Officer of
                                                      OppenheimerFunds Services.
--------------------------------------------------------------------------------------------------------------------------------
THOMAS J. KERR, IV. . .  Trustee      Since           Dr. Kerr is President Emeritus of                      82  None
4890 Smoketalk Lane                   June 1981       Kendall College.
Westerville, OH 43081

Age 69
--------------------------------------------------------------------------------------------------------------------------------
DOUGLAS F. KRIDLER. . .  Trustee                      Mr. Kridler is the President and                       82  None
2355 Brixton Road                     Since           Chief Executive Officer of the
Columbus, OH 43221                    September 1997  Columbus Foundation. Prior to
                                                      January 31, 2002, Mr. Kridler was
Age 48                                                the President of the Columbus Association
                                                      for the Performing Arts and Chairman
                                                      of the Greater Columbus Convention
                                                      and Visitors Bureau.
--------------------------------------------------------------------------------------------------------------------------------
MARK L. LIPSON. . . . .  Trustee      Since           Since July 2000, Mr. Lipson is the                     82  None
1620 26th Street                      March 2003      Chairman of LGVI, LLC (a private
Suite 300                                             equity firm that develops technology
Santa Monica, CA                                      based solutions for the investment
                                                      advisory/asset management industry).
Age 54                                                Prior to this, Mr. Lispon was the
                                                      former Chairman and Chief Executive
                                                      Officer of Northstar Holdings, Inc.
                                                      from November 1993 to December 1999,
                                                      a former Trustee of the Northstar Funds
                                                      from November 1993 to July 2000, and
                                                      a Senior Vice President of Reliastar
                                                      Financial Corporation from
                                                      November 1993 to December 1999.
--------------------------------------------------------------------------------------------------------------------------------
DAVID C. WETMORE. . . .  Trustee      Since           Mr. Wetmore is the Managing Director                82(3)  None
26 Turnbridge Drive                   May 1998        of Updata Capital, Inc., a venture
Long Cove Plantation                                  capital firm.
Hilton Head, SC 29928

Age 54
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                        GARTMORE  VARIABLE  INSURANCE  TRUST
                                        MANAGEMENT  INFORMATION  (UNAUDITED)
                  TRUSTEES  WHO  ARE  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS
                                                   JUNE  30,  2003
--------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS         POSITION(S)   TERM OF               PRINCIPAL OCCUPATION(S)             NUMBER OF        OTHER
AND AGE                HELD WITH    OFFICE                 DURING PAST 5 YEARS              PORTFOLIOS IN   DIRECTORSHIPS
                         FUND        WITH                                                       FUND          HELD BY
                                     TRUST-                                                    COMPLEX       TRUSTEE2
                                    LENGTH OF                                                OVERSEEN BY
                                     TIME                                                     TRUSTEE
                                   SERVED1
--------------------------------------------------------------------------------------------------------------------------------
PAUL J. HONDROS. . . .  Trustee    Since          Mr. Hondros is President and Chief               82[3]  None
Gartmore Global. . . .  And        July 2000      Executive Officer of Gartmore Distribution
Investments, Inc.. . .  Chairman                  Services, Inc.*, Gartmore Investors Services,
1200 River Road                                   Inc.*, Gartmore Morley Capital Management,
Conshohocken, PA 19428                            Inc.*, Gartmore Morley Financial Services,
                                                  Inc.*, NorthPointe Capital, LLC*, GGAMT*,
Age 54                                            GGI*, GMF* and GSA* and a Director of
                                                  Nationwide Securities, Inc.* as well as several
                                                  entities within Nationwide Financial Services,
                                                  Inc.* Prior to that, Mr. Hondros served as
                                                  President and Chief Operations Officer of
                                                  Pilgrim Baxter and Associates, Ltd., an
                                                  investment management firm, and its affiliated
                                                  investment management arm, Pilgrim Baxter
                                                  Value Investors, Inc. and as Executive Vice
                                                  President to the PBHG Funds, PBHG
                                                  Insurance Series Funds and PBHG Adviser Funds.
--------------------------------------------------------------------------------------------------------------------------------
ARDEN L. SHISLER                                  Mr. Shisler is President and Chief Executive
1356 North Wenger Road                            Officer of K&B Transport, Inc., a trucking
Dalton, OH 44618                                  firm, Chairman of the Board for Nationwide
                                   Since          Mutual Insurance Company* and a Director
Age 61 . . . . . . . .  Trustee    February 2000  of Nationwide Financial Services, Inc.*           82  None
--------------------------------------------------------------------------------------------------------------------------------
GERALD J. HOLLAND. . .  Treasurer  Since          Mr. Holland is Senior Vice President -            82  None
Gartmore Global                    March 2001     Chief Administrative Officer for GGI*,
Investments, Inc.                                 GMF*, GSA and GDSI*. From July 2000
1200 River Road                                   to March 2002 he was Senior Vice President -
Conshohocken, PA                                  Operations for GGI, GMF and GSA. Prior to
19428                                             July 2000, he was Vice President for First
                                                  Data Investor Services, an investment
Age 52                                            company service provider.
--------------------------------------------------------------------------------------------------------------------------------
ERIC E. MILLER . . . .  Secretary                 Mr. Miller is Senior Vice President, Chief        82  None
Gartmore Global                    Since          Counsel for GGI*, GMF* and GSA*.
Investment, Inc.                   December 2002  From July 2000 to August 2002, he was
1200 River Road                                   a Partner with Stradley Ronon Stevens &
Conshohocken, PA                                  Young, LLP. Prior to July 2000, he was a
19428                                             Senior Vice President and Deputy General
Age 49                                            Counsel of Delaware Investments.
--------------------------------------------------------------------------------------------------------------------------------


1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.

3 Mr. Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for various hedge funds managed by GSA.

* This position is held with an affiliated person or principal underwriter of the Funds.

--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                               DEVELOPING MARKETS

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

                        GARTMORE VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

                                TABLE OF CONTENTS

Statement of Investments . . . . . .   2
Statements of Assets and Liabilities   6
Statements of Operations . . . . . .   7
Statements of Changes in Net Assets.   8
Financial Highlights . . . . . . . .   9
Notes to Financial Statements. . . .  10

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT DEVELOPING MARKETS FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)




SECURITY DESCRIPTION                      SHARES       VALUE
---------------------------------------------------------------
COMMON STOCKS (103.7%)
ARGENTINA (0.7%)
OIL & GAS (0.7%)
Tenaris SA ADR . . . . . . . . . . . .      25,157  $   641,504
                                                    -----------
BRAZIL (12.3%)
AEROSPACE & DEFENSE (0.7%)
Empresa Brasiliera de Aeronautica
SA ADR . . . . . . . . . . . . . . . .      32,900      628,390
                                                    -----------
BANKING (2.1%)
Banco Bradesco SA ADR. . . . . . . . .      19,000      354,920
Uniao de Bancos Brasileiros SA GDR . .      83,400    1,431,144
                                                    -----------
                                                      1,786,064
                                                    -----------
BEVERAGES (0.8%)
Companhia de Bebidas
das Americas ADR . . . . . . . . . . .      32,100      653,235
                                                    -----------
ELECTRIC UTILITY (1.0%)
Centrais Eletricas Brasileiras SA. . .  63,880,200      492,071
Companhia Energetica de Minas
Gerais . . . . . . . . . . . . . . . .  37,000,000      340,467
Companhia Energetica de Minas
Gerais ADR . . . . . . . . . . . . . .       3,300       30,459
                                                    -----------
                                                        862,997
                                                    -----------
MINING (0.9%)
Companhia Vale do Rio Doce Class A . .      28,600      782,537
                                                    -----------
OIL & GAS (1.9%)
Petroleo Brasileiro SA . . . . . . . .      86,400    1,677,407
                                                    -----------
PAPER PRODUCTS (0.7%)
Votorantim Celulose ADR. . . . . . . .      33,400      645,956
                                                    -----------
STEEL (1.0%)
Gerdau SA ADR. . . . . . . . . . . . .      75,790      890,533
                                                    -----------
TELECOMMUNICATIONS (3.2%)
Tele Norte Leste Participacoes SA ADR.      68,500      800,080
Telemar Norte Leste SA . . . . . . . .  54,300,000      744,567
Telesp Celular Participacoes SA ADR. .     298,610    1,164,579
                                                    -----------
                                                      2,709,226
                                                    -----------
                                                     10,636,345
                                                    -----------
CHINA (3.8%)
METALS (0.8%)
Aluminum Corp. Of China Ltd. . . . . .   2,990,000      667,158
                                                    -----------
OIL & GAS (1.9%)
CNOOC Ltd. . . . . . . . . . . . . . .     940,500    1,386,964
Sinopec Shanghai Petrochemical
Co. Ltd. . . . . . . . . . . . . . . .   1,204,000      234,681
                                                    -----------
                                                      1,621,645
                                                    -----------
STEEL (0.4%)
Angang New Steel Co. Ltd.. . . . . . .   1,704,000      378,028
                                                    -----------
TRANSPORTATION (0.7%)
China Shipping Development Co. Ltd.. .   1,688,000      600,681
                                                    -----------
                                                      3,267,512
                                                    -----------





SECURITY DESCRIPTION                             SHARES               VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CZECHOSLOVAKIA (0.7%)
TELECOMMUNICATIONS (0.7%)
Cesky Telecom SA. . . . . . . . . . . . . . .      57,800           $  593,662
                                                                    ----------
HONG KONG (4.6%)
AUTOMOBILE (1.1%)
Denway Motors Ltd.. . . . . . . . . . . . . .   2,096,000              947,456
                                                                    ----------
BEVERAGES (0.7%)
Harbin Brewery Group Ltd. (b) . . . . . . . .   1,778,000              592,807
                                                                    ----------
ELECTRIC UTILITY (0.7%)
Huaneng Power International, Inc. . . . . . .     514,000              586,626
                                                                    ----------
OIL & GAS (0.9%)
China Petroleum and Chemical Corp.. . . . . .   3,398,000              814,842
                                                                    ----------
TELECOMMUNICATIONS (1.0%)
China Mobile Ltd. . . . . . . . . . . . . . .     360,000              849,433
                                                                    ----------
TRANSPORTATION (0.2%)
China Merchants Holdings
International Co. Ltd.. . . . . . . . . . . .     204,000              181,812
                                                                    ----------
                                                                     3,972,976
                                                                    ----------
HUNGARY (1.4%)
PHARMACEUTICALS (1.4%)
Gedeon Richter GDR (b). . . . . . . . . . . .      17,000            1,207,000
                                                                    ----------
INDIA (2.7%)
FINANCIAL SERVICES (1.0%)
ICICI Bank Ltd. ADR (b) . . . . . . . . . . .     123,447              897,460
                                                                    ----------
PHARMACEUTICALS (1.5%)
Ranbaxy Laboratories Ltd. GDR . . . . . . . .      65,200            1,260,316
                                                                    ----------
SOFTWARE & COMPUTER SERVICES (0.2%)
Infosys Technologies Ltd. ADR . . . . . . . .       3,300              177,045
                                                                    ----------
                                                                     2,334,821
                                                                    ----------
INDONESIA (2.8%)
AUTOMOBILE (0.2%)
PT Astra International, Inc. (b). . . . . . .     304,000              131,733
                                                                    ----------
BANKING (1.4%)
PT Bank Mandiri (b) . . . . . . . . . . . . .   1,775,000              145,227
PT Bank Pan Indonesia (b) . . . . . . . . . .  29,327,500            1,102,004
                                                                    ----------
                                                                     1,247,231
                                                                    ----------
TELECOMMUNICATIONS (1.2%)
PT Telekomunikasi Indonesia . . . . . . . . .   1,774,000              994,515
                                                                    ----------
                                                                     2,373,479
                                                                    ----------
ISRAEL (3.6%)
COMPUTER HARDWARE (0.9%)
M-Systems Flash Disk Pioneer Ltd. (b)               70,200             781,326
                                                                    ----------
INTERNET SECURITY (1.4%)
Check Point Software Technologies
Ltd. (b). . . . . . . . . . . . . . . . . . .      60,250            1,177,887
                                                                    ----------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT DEVELOPING MARKETS FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)





SECURITY DESCRIPTION                   SHARES      VALUE
------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ISRAEL (CONTINUED)
PHARMACEUTICALS (1.3%)
Agis Industries Ltd.. . . . . . . . .    8,600  $   179,598
Teva Pharmaceutical Industries
Ltd. ADR. . . . . . . . . . . . . . .   16,500      939,345
                                                -----------
                                                  1,118,943
                                                -----------
                                                  3,078,156
                                                -----------
KOREA (20.7%)
AUTOMOBILE (1.3%)
Hyundai Motor Co. Ltd.. . . . . . . .   32,600      862,419
Ssangyong Motor Co. (b) . . . . . . .   53,760      292,541
                                                -----------
                                                  1,154,960
                                                -----------
BANKING (2.9%)
Hana Bank . . . . . . . . . . . . . .   51,500      489,347
Shinhan Financial Group Co. Ltd.. . .  111,810    1,165,370
Shinhan Financial Group Co. Ltd. GDR.   34,600      720,718
                                                -----------
                                                  2,375,435
                                                -----------
CHEMICALS (1.7%)
Honam Petrochemical Corp. . . . . . .   17,300      508,355
Hyosung Corp. . . . . . . . . . . . .   37,600      406,061
LG Petrochemical Co. Ltd. . . . . . .   31,600      559,515
                                                -----------
                                                  1,473,931
                                                -----------
COMPUTER HARDWARE (0.4%)
Kortek Corp.. . . . . . . . . . . . .   70,500      380,682
                                                -----------
CONSTRUCTION (0.5%)
Daelim Industrial Co. Ltd.. . . . . .   23,500      409,209
                                                -----------
ELECTRONICS (8.1%)
LG Electronics, Inc.. . . . . . . . .   25,150    1,048,530
Samsung Electronics . . . . . . . . .   19,806    5,886,253
                                                -----------
                                                  6,934,783
                                                -----------
SHIPBUILDING (0.6%)
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (b). . . . . . .   41,900      354,282
Samsung Heavy Industries Co. Ltd. . .   33,700      135,139
                                                -----------
                                                    489,421
                                                -----------
STEEL (1.9%)
Dongkuk Steel Mill Co. Ltd. . . . . .  109,800      480,748
Pohang Iron & Steel Co. . . . . . . .   11,490    1,192,767
                                                -----------
                                                  1,673,515
                                                -----------
TELECOMMUNICATIONS (1.7%)
KT Corp.. . . . . . . . . . . . . . .   14,300      559,071
SK Telecom Co. Ltd. . . . . . . . . .    5,400      922,227
                                                -----------
                                                  1,481,298
                                                -----------
TRANSPORTATION (1.6%)
Hanjin Shipping Co. Ltd.. . . . . . .  106,600      876,360
Korean Air Co. Ltd. . . . . . . . . .   45,400      520,703
                                                -----------
                                                  1,397,063
                                                -----------
                                                 17,770,297
                                                -----------
MALAYSIA (2.4%)
BANKING (1.0%)
Malayan Banking Berhad. . . . . . . .  382,200      864,979
                                                -----------


SECURITY DESCRIPTION                    SHARES   VALUE
-----------------------------------------------------------
COMMON STOCKS (CONTINUED)
MALAYSIA (CONTINUED)
OIL & GAS (0.9%)
Petronas Dagangan Berhad. . . . . . .  478,000  $   773,605
                                                -----------
TELECOMMUNICATIONS (0.5%)
Maxis Communications Berhad . . . . .  282,400      423,600
                                                -----------
                                                  2,062,184
                                                -----------
MEXICO (10.7%)
BUILDING PRODUCTS (0.8%)
Cemex SA de CV ADR. . . . . . . . . .   31,340      698,564
                                                -----------
CABLE TELEVISION/PROGRAMMING (1.8%)
TV Azteca SA de CV ADR. . . . . . . .  243,300    1,581,450
                                                -----------
CONSTRUCTION (1.0%)
Consorcio ARA SA de CV (b). . . . . .  418,200      832,468
                                                -----------
DIVERSIFIED (1.1%)
Alfa SA Class A . . . . . . . . . . .  276,500      555,706
Grupo IMSA SA de CV ADR . . . . . . .   30,200      389,580
                                                -----------
                                                    945,286
                                                -----------
FINANCIAL SERVICES (2.1%)
Grupo Financiero Banorte SA de CV . .  629,500    1,781,490
                                                -----------
MINING (0.9%)
Grupo Mexico SA Class B (b) . . . . .  502,500      771,297
                                                -----------
RETAIL (1.4%)
Grupo Elektra SA de CV ADR. . . . . .   36,300      446,127
Organizacion Soriana SA de Cv (b) . .  366,100      765,635
                                                -----------
                                                  1,211,762
                                                -----------
TELECOMMUNICATIONS (1.6%)
America Movil SA de CV ADR. . . . . .   29,000      543,750
Telefonos de Mexico ADR . . . . . . .   27,700      870,334
                                                -----------
                                                  1,414,084
                                                -----------
                                                  9,236,401
                                                -----------
POLAND (0.6%)
PETROLEUM (0.6%)
Polski Koncern Naftowy Orlen SA GDR .   49,800      485,052
                                                -----------
RUSSIA (8.7%)
ELECTRIC UTILITY (0.6%)
RAO Unified Energy System GDR . . . .   21,200      559,468
                                                -----------
MINING (0.6%)
JSC MMC Norilsk Nickel ADR. . . . . .   15,300      530,145
                                                -----------
OIL & GAS (7.3%)
OAO Gazprom ADR . . . . . . . . . . .  112,500    2,107,125
Surgutneftegaz ADR. . . . . . . . . .  138,000    2,867,640
YUKOS ADR . . . . . . . . . . . . . .   23,525    1,310,343
                                                -----------
                                                  6,285,108
                                                -----------
TELECOMMUNICATIONS (0.2%)
Rostelekom Sponsored ADR. . . . . . .   14,100      145,935
                                                -----------
                                                  7,520,656
                                                -----------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT DEVELOPING MARKETS FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)



SECURITY DESCRIPTION                         SHARES                     VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOUTH AFRICA (9.1%)
BANKING (1.2%)
ABSA Group Ltd. . . . . . . . . . . .              152,000           $   711,222
Nedcor Ltd. . . . . . . . . . . . . .               28,600               340,839
                                                                     ------------
                                                                       1,052,061
                                                                     ------------
COMPUTER SERVICES (0.5%)
Dimension Date Holdings PLC (b) . . .            1,253,200               442,208
                                                                     ------------
DIVERSIFIED (0.4%)
Nampak Ltd. . . . . . . . . . . . . .              188,700               305,287
                                                                     ------------
INSURANCE (0.6%)
Old Mutual PLC. . . . . . . . . . . .              356,000               523,808
                                                                     ------------
MINING (5.8%)
Anglo American PLC. . . . . . . . . .              104,489             1,612,414
AngloGold Ltd.. . . . . . . . . . . .               25,900               817,350
Gold Fields Ltd.. . . . . . . . . . .               73,900               881,388
Impala Platinum Holdings Ltd. . . . .               23,220             1,378,977
Kumba Resources Ltd.. . . . . . . . .               84,000               336,671
                                                                     ------------
                                                                       5,026,800
                                                                     ------------
OIL & GAS (0.6%)
Sasol Ltd.. . . . . . . . . . . . . .               45,600               507,308
                                                                     ------------
                                                                       7,857,472
                                                                     ------------
TAIWAN (12.4%)
AUDIO/VIDEO PRODUCTS (0.2%)
Action Electronics Co. Ltd. . . . . .              167,000               167,434
                                                                     ------------
BANKING (0.5%)
Mega Financial Holding Co. Ltd. (b) .              993,000               467,665
                                                                     ------------
CHEMICALS (0.9%)
Formosa Plastic Corp. . . . . . . . .              464,000               646,195
Nan Ya Plastic Corp.. . . . . . . . .              144,000               156,024
                                                                     ------------
                                                                         802,219
                                                                     ------------
COMPUTER HARDWARE (1.4%)
Advantech Co. Ltd.. . . . . . . . . .              178,000               257,151
Asustek Computer, Inc.. . . . . . . .              360,000               910,142
                                                                     ------------
                                                                       1,167,293
                                                                     ------------
ELECTRICAL & ELECTRONIC (2.0%)
Compal Electronics, Inc.. . . . . . .            1,308,400             1,754,110
                                                                     ------------
ELECTRONICS (1.7%)
AU Optronics Corp. (b). . . . . . . .              859,000               595,666
AU Optronics Corp. ADR (b). . . . . .               61,000               422,120
United Microelectronics Corp. ADR (b)              121,000               453,750
                                                                     ------------
                                                                       1,471,536
                                                                     ------------
SEMICONDUCTORS (3.1%)
Advanced Semiconductor Engineering,Inc. (b). . . . 566,000               336,885
Taiwan Semiconductor Manufacturing Co. Ltd. (b).   933,158             1,536,840
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (b). . . . . . . . . . .               80,000               806,400
                                                                     ------------
                                                                       2,680,125
                                                                     ------------


SECURITY DESCRIPTION                                SHARES              VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TAIWAN (CONTINUED)
TELECOMMUNICATIONS (0.4%)
Chunghwa Telecom Co. Ltd. . . . . . .              228,000           $   335,972
                                                                     ------------
TEXTILES (0.8%)
Far Eastern Textile Ltd.. . . . . . .            1,739,000               670,779
                                                                     ------------
TRANSPORTATION (1.4%)
Yang Ming Marine Transport (b). . . .            1,768,000             1,174,921
                                                                     ------------
                                                                      10,692,054
                                                                     ------------
THAILAND (4.2%)
BUILDING PRODUCTS (1.0%)
The Siam Cement Public Co. Ltd. (c)                214,100               855,585
                                                                     ------------
ELECTRIC UTILITY (0.2%)
Ratchaburi Electricity Generating
Holding Public Co. Ltd. (c) . . . . .              249,000               162,881
                                                                     ------------
FINANCIAL SERVICES (3.0%)
Siam Commercial Bank
Public Co. Ltd. (c) (b) . . . . . . .            3,029,800             2,594,500
                                                                     ------------
                                                                       3,612,966
                                                                     ------------
TURKEY (2.3%)
APPLIANCES & HOUSEHOLD
PRODUCTS (0.4%)
Arcelik AS. . . . . . . . . . . . . .          104,871,250               366,152
                                                                     ------------
AUTOMOTIVE (0.3%)
Ford Otomotiv Sanayii AS (b). . . . .           21,700,000               269,385
                                                                     ------------
BANKING (0.6%)
Turkiye Garanti Bankasi AS (b). . . .          400,000,000               541,703
                                                                     ------------
BANKING/INSURANCE (0.4%)
Akbank TAS. . . . . . . . . . . . . .          112,161,614               332,272
                                                                     ------------
OIL & GAS (0.6%)
Tupras Turkiye Petrol Rafinerileri
AS (b). . . . . . . . . . . . . . . .           76,380,000               503,723
                                                                     ------------
                                                                       2,013,235
                                                                     ------------
TOTAL COMMON STOCKS                                                   89,355,772
                                                                     ------------


---------------------------------------------------------------------------------
SECURITY DESCRIPTION                       PRINCIPAL                     VALUE
---------------------------------------------------------------------------------
FOREIGN BOND (0.0%)
BRAZIL (0.0%)
OIL & GAS (0.0%)
Companhia Vale Do Rio Doce                   $20,000                           0
                                                                     ------------
TOTAL FOREIGN BOND                                                             0
                                                                     ------------

TOTAL INVESTMENTS
(COST $77,938,372) (A) - 103.7%                                       89,355,772
LIABILITIES IN EXCESS
OF OTHER ASSETS - (3.7)%                                              (3,171,049)
                                                                     ------------
NET ASSETS - 100.0%                                                  $86,184,723
                                                                     ============


                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT DEVELOPING MARKETS FUND

        STATEMENT OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

AT  JUNE  30,  2003,  THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:


                                                                       UNREALIZED
                                    DELIVERY   CONTRACT    MARKET     APPRECIATION
CURRENCY                              DATE       VALUE      VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------
SHORT CONTRACTS:
South African Rand . . . . . . . .     7/2/03  $ 254,126  $257,442   $       (3,316)
Thai Baht. . . . . . . . . . . . .     7/2/03    112,789   111,904              885
                                               -------------------------------------
TOTAL SHORT CONTRACTS. . . . . . .             $ 366,915 $ 369,346   $       (2,431)
                                               -------------------------------------
See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES

                            JUNE 30, 2003 (UNAUDITED)



                                                                                 GARTMORE
                                                                                   GVIT
                                                                                DEVELOPING
                                                                               MARKETS FUND
--------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $77,938,372) . . . . . . . . . . . . . . . . . .  $  89,355,772
Foreign currency, at value (cost $1,298,951) . . . . . . . . . . . . . . . .      1,300,679
Interest and dividends receivable. . . . . . . . . . . . . . . . . . . . . .        386,965
Receivable for investments sold. . . . . . . . . . . . . . . . . . . . . . .        976,971
Unrealized appreciation on forward foreign currency contracts. . . . . . . .            885
Receivable from adviser. . . . . . . . . . . . . . . . . . . . . . . . . . .          5,696
Reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,545
Prepaid expenses and other assets. . . . . . . . . . . . . . . . . . . . . .          4,052
                                                                              --------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     92,034,565
                                                                              --------------

LIABILITIES:
Payable to custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,565,199
Payable for investments purchased. . . . . . . . . . . . . . . . . . . . . .        704,041
Unrealized depreciation on forward foreign currency contracts. . . . . . . .          3,316
Accrued expenses and other payables:
Investment advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .        472,564
Fund administration fees . . . . . . . . . . . . . . . . . . . . . . . . . .         11,737
Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,875
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         88,110
                                                                              --------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,849,842
                                                                              --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  86,184,723
                                                                              ==============


REPRESENTED BY:
Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 132,796,088
Accumulated net investment income (loss) . . . . . . . . . . . . . . . . . .        773,863
Accumulated net realized gains (losses) from investment and foreign
currency transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . .    (58,807,543)
Net unrealized appreciation (depreciation) on investments
and translation of assets and liabilities denominated in foreign currencies.     11,422,315
                                                                              --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  86,184,723
                                                                              ==============

NET ASSETS:
Class II Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  86,184,723
                                                                              --------------
Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  86,184,723
                                                                              ==============

SHARES OUTSTANDING (unlimited number of shares authorized):
Class II Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     11,631,286
                                                                              --------------
Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     11,631,286
                                                                              ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class II Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $        7.41


*    Not subject to a front-end sales charge.
See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                                GARTMORE GVIT
                                                                                 DEVELOPING
                                                                                MARKETS FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       11,382
Dividend income (net of foreign withholding tax of $113,432). . . . . . . . .       1,383,957
Income from securities lending. . . . . . . . . . . . . . . . . . . . . . . .           4,668
                                                                               ---------------
Total Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,400,007
                                                                               ---------------
EXPENSES:
Investment advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . .         473,192
Fund administration fees. . . . . . . . . . . . . . . . . . . . . . . . . . .          43,672
Distribution fees Class II Shares . . . . . . . . . . . . . . . . . . . . . .           4,875
Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          91,676
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          60,635
                                                                               ---------------
Total expenses before waived or
reimbursed expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         674,050
Expenses waived or reimbursed . . . . . . . . . . . . . . . . . . . . . . . .          (6,953)
                                                                               ---------------
Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         667,097
                                                                               ---------------
NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . . . . . . . . . . . . . .         732,910
                                                                               ---------------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions. . . . . . . . . . . .      (3,254,402)
Net realized gains (losses) on foreign currency transactions. . . . . . . . .        (373,873)
                                                                               ---------------
Net realized gains (losses) on investment and foreign currency transactions .      (3,628,275)
Net change in unrealized appreciation/depreciation on investments
and translation of assets and liabilities denominated in foreign currencies .      13,821,145
                                                                               ---------------
Net realized/unrealized gains (losses) on investments and foreign currencies.      10,192,870
                                                                               ---------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . .  $   10,925,780
                                                                               ===============


See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                                                            GARTMORE GVIT
                                                                                       DEVELOPING MARKETS FUND
                                                                               ---------------------------------
                                                                                   SIX MONTHS       YEAR ENDED
                                                                                 ENDED JUNE 30,    DECEMBER 31,
                                                                                    2003 (A)           2002
                                                                               ----------------------------------
                                                                                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                                    $       732,910   $     448,752
Net realized gains (losses) on investment and
foreign currency transactions                                                        (3,628,275)     (6,968,619)
Net change in unrealized appreciation/depreciation
on investments and
translation of assets and liabilities denominated in
 foreign currencies                                                                  13,821,145      (1,847,272)
                                                                                ---------------   --------------
Change in net assets resulting from operations                                       10,925,780      (8,367,139)
                                                                                ---------------   --------------
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income                                                                         -        (127,920)
                                                                                ---------------   --------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                         135,556,289     270,615,852
Dividends reinvested                                                                          -         127,920
Cost of shares redeemed                                                            (135,618,324)   (287,826,678)
                                                                                ---------------   --------------
                                                                                        (62,035)    (17,082,906)
                                                                                ---------------   --------------
Change in net assets                                                                 10,863,745     (25,577,965)

NET ASSETS:
Beginning of period                                                                  75,320,978     100,898,943
                                                                                ---------------   --------------
End of period                                                                   $    86,184,723   $  75,320,978
                                                                                ===============   ==============


CLASS II SHARE TRANSACTIONS:
Issued                                                                               20,331,443      36,932,987
Reinvested                                                                                    -          19,470
Redeemed                                                                            (20,272,787)    (39,361,948)
                                                                                ---------------   --------------
                                                                                         58,656      (2,409,491)
                                                                                ---------------   --------------

(a) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
See  notes  to  financial  statements.

                        GARTMORE VARIABLE INSURANCE TRUST

                              FINANCIAL HIGHLIGHTS

               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                               GARTMORE  GVIT  DEVELOPING  MARKETS  FUND
                                      -------------------------------------------------------------------------------------------
                                                                       CLASS  II  SHARES
                                      -------------------------------------------------------------------------------------------
                                       SIX MONTHS     YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED        ENDED           ENDED           ENDED           ENDED           ENDED
                                       JUNE 30,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2003 (A)         2002            2001            2000            1999            1998
                                      ----------   -------------    ------------   -------------   -------------    --------------
                                     (UNAUDITED)

NET ASSET VALUE -
BEGINNING
 OF PERIOD                            $     6.51   $        7.22   $        7.76   $       10.86   $        6.59   $       10.57
INVESTMENT
ACTIVITIES:
Net investment
 income (loss)                              0.07            0.03            0.08           (0.03)           0.02            0.01
Net realized and
unrealized gains
(losses) on
investments                                 0.83           (0.73)          (0.62)          (3.07)           4.25           (3.98)
                                      ----------   -------------    ------------   -------------   -------------    --------------
Total investment
activities                                  0.90           (0.70)          (0.54)          (3.10)           4.27           (3.97)
                                      ----------   -------------    ------------   -------------   -------------    --------------
DISTRIBUTIONS:
Net investment
income                                         -           (0.01)              -               -               -           (0.01)
                                      ----------   -------------    ------------   -------------   -------------    --------------
Total distributions                            -           (0.01)              -               -               -           (0.01)
                                      ----------   -------------    ------------   -------------   -------------    --------------
NET ASSET VALUE -
END OF PERIOD                         $     7.41   $        6.51   $        7.22   $        7.76   $       10.86   $        6.59
                                      ==========   =============   =============   =============   =============   ==============
Total Return                           13.82% (b)         (9.68%)         (6.96%)        (28.55%)          64.81%        (37.53%)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets,
at end of
 period (000)                         $   86,185   $      75,321   $     100,899   $     100,730   $     131,197   $      72,323
Ratio of expenses to
average net assets                      1.76% (c)           1.60%           1.59%           1.56%           1.62%           1.75%
Ratio of net investment
Income (loss)
to average net assets                   1.93% (c)           0.44%           1.19%         (0.34%)           0.20%           0.67%
Ratio of expenses (prior to
reimbursements) to
average net assets*                     1.78% (c)           1.68%           1.67%           1.81%           1.65%           1.80%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets*                  1.91% (c)           0.36%           1.11%         (0.59%)           0.17%           0.62%
Portfolio turnover                        103.93%          97.00%         118.00%         103.00%         124.00%         112.00%


* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(b)  Not annualized.
(c)  Annualized.

See  notes  to  financial  statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS

                            JUNE 30, 2003 (UNAUDITED)

1.     ORGANIZATION

Gartmore Variable Insurance Trust ("GVIT" or the "Trust") is an open-end management investment company. GVIT was organized as a Massachusetts business trust as of June 30, 1981 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On June 30, 2003, the Trust had authorized an unlimited number of shares of beneficial interest, without par value ("shares"). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide
Life and Annuity Insurance Company (collectively, "Nationwide"), except with respect to the Gartmore GVIT Developing Markets Fund, have purchased shares of the Trust's series. The Trust operates thirty-three (33) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Developing Markets Fund (the "Fund").

2.     MONTGOMERY  FUNDS  III  REORGANIZATION

The Trust entered into an agreement and plan of reorganization (the "Montgomery Funds III Reorganization") with the Montgomery Funds III pursuant to which all of the assets and all of the stated liabilities of Montgomery Variable Series:
Emerging Markets Fund were transferred to Gartmore GVIT Developing Markets Fund in exchange for Class II shares of that GVIT series. The Montgomery Funds III Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on June 23, 2003 following approval by shareholders of the Montgomery Funds III at a special shareholder meeting on June 13, 2003. The GVIT Developing Markets Fund retained the financial history of the Montgomery Variable Series: Emerging Markets Fund. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation (depreciation) immediately before and after the Montgomery Funds III Reorganization:



                                            BEFORE REORGANIZATION         AFTER REORGANIZATION
                                       -------------------------------   -----------------------
                                          MONTGOMERY      DEVELOPING           DEVELOPING
                                           EMERGING         MARKETS             MARKETS
                                         MARKETS FUND        FUND                 FUND
                                        -------------   --------------   ------------------------
Shares . . . . . . . . . . . . . . . .     12,059,201             -                 12,059,201
Net assets . . . . . . . . . . . . . .  $  90,059,735   $         -      $          90,059,735
Net asset value:
Class II . . . . . . . . . . . . . . .           7.47             -                       7.47
Unrealized appreciation (depreciation)     12,960,528             -                 12,960,528
Accumulated net realized loss. . . . .    (59,038,592)            -                (59,038,592)



3.     SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)  SECURITY  VALUATION

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or designee, are valued at fair value under procedures approved by the Fund's Board of Trustees.

(B)  REPURCHASE  AGREEMENTS

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(C)  FOREIGN  CURRENCY  TRANSACTIONS

The accounting records of the Fund is maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expense are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(D)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(E)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(F)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(G)  FEDERAL  INCOME  TAXES

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                            JUNE 30, 2003 (UNAUDITED)

As of June 30, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

                                                                  NET UNREALIZED
                    TAX COST OF    UNREALIZED      UNREALIZED      APPRECIATION
FUND                 SECURITIES   APPRECIATION    DEPRECIATION    (DEPRECIATION)
                    ------------  -------------  --------------  -----------------
Developing Markets  $ 77,938,372  $  12,718,067  $  (1,300,667)  $     11,417,400

(H)  DISTRIBUTIONS  TO  SHAREHOLDERS

For the Fund, dividends from net investment income, if any, are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(I)  EXPENSES

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a fund, they are allocated to the classes based on relative net assets of each class. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

4.     TRANSACTIONS  WITH  AFFILIATES

Under  the  terms  of  the  Investment Advisory Agreement, Gartmore Global Asset
Management Trust ("GGAMT") manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GGAMT also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of Gartmore Global Partners (the "sub-adviser"), an affiliate of GGAMT. The subadviser manages all or a portion of the Fund's investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays its adviser an investment advisory fee based on the Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, GGAMT pays fees to the subadviser. Additional information regarding investment advisory fee for GGAMT and the subadvisory fee is as follows for the six months ended June 30, 2003:

                       FEE      TOTAL     FEES       PAID TO
FUND                 SCHEDULE    FEES   RETAINED   SUB-ADVISER
----------------------------------------------------------------
Developing Markets  All assets   1.15%     0.575%        0.575%
----------------------------------------------------------------


Effective April 28, 2003, GGAMT and the Fund have entered into a written contract ("Expense Limitation Agreement") limiting operating expenses from exceeding the amount listed in the table below until at least April 30, 2004.

FUND                                 EXPENSE CAPS
----                                 ------------
Developing Markets  Class II Shares        1.35%1

------------
1 The expense cap described above excludes taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides the Fund with various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust (other than the Investor Destinations Funds) in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI's services.

            COMBINED FEE SCHEDULE*
---------------------------------------------
Up to $1 billion . . . . . . . . . .   0.13%
1 billion and more up to $3 billion .  0.08%
3 billion and more up to $8 billion .  0.05%
8 billion and more up to $10 billion.  0.04%
10 billion and more up to $12 billion  0.02%
12 billion or more. . . . . . . . . .  0.01%

-------------
* The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Fund's Distributor, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Funds. Prior to October 1, 2002, Nationwide Securities, Inc. ("NSI"), served as the Fund's Distributor. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate not to exceed 0.25% for Class II shares.

5.     BANK  LOANS

Prior to April 7, 2003, the Trust had an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bore interest at the Federal Funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statements of Operations. No compensating balances were required under the terms of the line of credit. For the period from April 7, 2003 to June 30, 2003, the Trust did not maintain an unsecured bank line of credit. There were no unsecured bank loans outstanding as of June 30, 2003.

6.     INVESTMENT  TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2003 are summarized as follows:


FUND                 PURCHASES      SALES
----                -----------  -----------
Developing Markets  $81,602,170  $78,031,220

7.  PORTFOLIO  INVESTMENT  RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund's investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, (a) greater risk of not receiving timely and/or ultimate payment of interest and principal; (b) greater market price volatility; and (c) less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

                        GARTMORE VARIABLE INSURANCE TRUST
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                                  JUNE 30, 2003

SHAREHOLDER  MEETING

On June 13, 2003, a Special Meeting of the shareholders of the Montgomery Variable Series: Emerging Markets Fund was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

PROPOSAL  1:

To approve an Agreement and Plan of Reorganization between the Montgomery Emerging Markets Fund, the acquired fund, and the Gartmore GVIT Developing Markets Fund, the acquiring fund.

         FOR         AGAINST     ABSTAIN
         -------------------------------
         10,042,727  211,769     883,136

PROPOSAL  2:

To approve a new investment advisory agreement between The Montgomery Funds III and Gartmore Global Asset Management Trust:

         FOR        AGAINST     ABSTAIN
         -------------------------------
         9,951,983  298,734     886,913


PROPOSAL  3:

To approve a new subadvisory agreement between Gartmore Global Asset Management Trust and Gartmore Global Partners:

         FOR        AGAINST     ABSTAIN
         -------------------------------
         9,938,455  201,830     997,346

                        GARTMORE VARIABLE INSURANCE TRUST

                       MANAGEMENT INFORMATION (UNAUDITED)
                    TRUSTEES WHO ARE NOT INTERESTED PERSONS
                    (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

                                  JUNE 30, 2003





NAME, ADDRESS           POSITION(S)   TERM OF
AND AGE                  HELD WITH     OFFICE                                                       NUMBER OF
                           FUND         WITH                                                      PORTFOLIOS IN
                                       TRUST-                                                         FUND           OTHER
                                     LENGTH OF                                                       COMPLEX     DIRECTORSHIPS
                                        TIME                                                       OVERSEEN BY      HELD BY
                                      SERVED1                PRINCIPAL OCCUPATION(S)                 TRUSTEE       TRUSTEE2
                                                               DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------

CHARLES E. ALLEN . . .  Trustee      Since       Mr. Allen is Chairman, Chief Executive                82        None
8162 E. Jefferson Ave.               July 2000   Officer and President of
#15B                                             Graimark Realty Advisors, Inc.
Detroit, MI 48214                                (real estate development, investment
                                                 and asset management).
Age 55
-------------------------------------------------------------------------------------------------------------------------------
PAULA H.J. . . . . . .  Trustee      Since       Ms. Cholmondeley is Vice President                    82        None
CHOLMONDELEY                         July 2000   and General Manager of Special Products
c/o Sappi Fine Paper                             at Sappi Fine Paper North America. Prior to
225 Franklin Street                              1998, she held various positions with Owens
Boston, MA 02110                                 Corning, including Vice President and
                                                 General Manager of the Residential
Age 56                                           Insulation Division (1997 to 1998).
-------------------------------------------------------------------------------------------------------------------------------
C. BRENT DEVORE. . . .  Trustee      Since       Dr. DeVore is President of                            82        None
111 N. West Street                   May 1998    Otterbein College.
Westerville, OH 43081

Age 63
-------------------------------------------------------------------------------------------------------------------------------
ROBERT M. DUNCAN . . .  Trustee      Since       Since 1999, Mr. Duncan has worked as an a             82        None
1397 Haddon Road                     April 1997  rbitration and mediation
Columbus, OH 43209                               consultant. From 1996 to 1999, he was
                                                 Commissioner of the Ohio
Age 76                                           Elections Commission.
-------------------------------------------------------------------------------------------------------------------------------
BARBARA L. HENNIGAR. .  Trustee      Since       Retired; Ms. Hennigar is the former                   82        None
6363 So. Sicily Way                  July 2000   Chairman  of Oppenheimer Funds
Aurora, CO 80016                                 Services and Shareholder Services Inc.
                                                 Ms. Hennigar held  this position from
Age 67                                           October 1999 to June 2000. Prior to that,
                                                 she served as President and Chief
                                                 Executive Officer of
                                                 OppenheimerFunds Services.
-------------------------------------------------------------------------------------------------------------------------------
THOMAS J. KERR, IV . .  Trustee      Since       Dr. Kerr is President Emeritus of                     82        None
4890 Smoketalk Lane                  June 1981   Kendall College.
Westerville, OH 43081

Age 69
-------------------------------------------------------------------------------------------------------------------------------
DOUGLAS F. KRIDLER                               Mr. Kridler is the President and                      82        None
2355 Brixton Road                                Chief Executive  Officer of the
Columbus, OH 43221 . .  Trustee      Since       Columbus Foundation. Prior to
                                     September   January 31, 2002, Mr. Kridler was the
Age 48                               1997        President of the Columbus Association for
                                                 the Performing Arts and Chairman of the
                                                 Greater Columbus Convention and
                                                 Visitors Bureau.
-------------------------------------------------------------------------------------------------------------------------------
MARK L. LIPSON . . . .  Trustee      Since       Since July 2000, Mr. Lipson is the Chairman of        82        None
1620 26th Street                     March       LGVI, LLC (a private equity firm that develops
Suite 300                            2003        technology based solutions for the investment
Santa Monica, CA                                 advisory/asset management industry).
                                                 Prior to this, Mr. Lispon was the former
Age 54                                           Chairman and Chief  Executive Officer of
                                                 Northstar Holdings, Inc.
                                                 from November 1993 to December 1999, a
                                                 former Trustee of the Northstar Funds from
                                                 November 1993 to July 2000, and a Senior
                                                 Vice President of Reliastar
                                                 Financial Corporation
                                                 from November 1993 to December 1999.
-------------------------------------------------------------------------------------------------------------------------------
DAVID C. WETMORE . . .  Trustee      Since       Mr. Wetmore is the Managing                        82(3)        None
26 Turnbridge Drive                  May 1998    Director of  Updata Capital, Inc., a
Long Cove Plantation                             venture capital firm.
Hilton Head, SC 29928

Age 54
-------------------------------------------------------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                MANAGEMENT INFORMATION - (CONTINUED) (UNAUDITED)
               TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (
                    AS DEFINED IN THE 1940 ACT) OF THE FUNDS
                                  JUNE 30, 2003




NAME, ADDRESS      POSITION(S)   TERM OF                                                           NUMBER          OTHER
AND AGE             HELD WITH    OFFICE                  PRINCIPAL OCCUPATION(S)                     OF        DIRECTORSHIPS
                      FUND        WITH                     DURING PAST 5 YEARS                  PORTFOLIOS IN     HELD BY
                                 TRUST-                                                             FUND         TRUSTEE2
                                 LENGTH                                                            COMPLEX
                                   OF                                                            OVERSEEN BY
                                  TIME                                                             TRUSTEE
                                 SERVED1
---------------------------------------------------------------------------------------------------------------------------
PAUL J. HONDROS .  Trustee      Since
Gartmore Global .  and          July 2000  Mr. Hondros is President and
Investments, Inc.  Chairman                Chief Executive Officer of                              82(3)       None
1200 River Road                            Gartmore  Distribution Services,
Conshohocken, PA                           Inc.*, Gartmore Investors Services, Inc.*,
19428                                      Gartmore Morley Capital Management, Inc.*,
                                           Gartmore Morley Financial Services, Inc.*,
Age 54                                     NorthPointe Capital, LLC*, GGAMT*,
                                           GGI*, GMF* and GSA* and a Director of
                                           Nationwide Securities, Inc.* as well as
                                           several entities within Nationwide Financial
                                           Services, Inc.* Prior to that, Mr. Hondros served
                                           as President and Chief Operations Officer
                                           of Pilgrim Baxter and Associates, Ltd., an invest-
                                           ment management firm, and its affiliated
                                           investment management arm, Pilgrim Baxter
                                           Value Investors, Inc. and as Executive Vice
                                           President to the PBHG Funds, PBHG Insurance
                                           Series Funds and PBHG Adviser Funds.
---------------------------------------------------------------------------------------------------------------------------
ARDEN L. SHISLER.  Trustee      Since      Mr. Shisler is President and
1356 North                      February   Chief Executive Officer of K&B                             82       None
Wenger Road                     2000       Transport, Inc., a trucking firm,
Dalton, OH 44618                           Chairman of the Board for Nationwide
                                           Mutual Insurance Company* and a
Age 61                                     Director of Nationwide Financial Services, Inc.*
---------------------------------------------------------------------------------------------------------------------------
GERALD J. HOLLAND  Treasurer    Since      Mr. Holland is Senior Vice President - Chief               82       None
Gartmore Global                 March      Administrative Officer for GGI*, GMF*, GSA
Investments, Inc.               2001       and GDSI*. From July 2000 to March 2002
1200 River Road                            he was Senior Vice President - Operations for
Conshohocken, PA                           GGI, GMF and GSA. Prior to July 2000, he
19428                                      was Vice President for First Data Investor
                                           Services, an investment company
Age 52                                     service provider.
---------------------------------------------------------------------------------------------------------------------------
ERIC E. MILLER. .  Secretary    Since      Mr. Miller is Senior Vice President,                       82       None
Gartmore Global                 December   Chief Counsel for GGI*, GMF* and GSA*.
Investment, Inc.                2002       From July 2000 to August 2002, he was
1200 River Road                            a Partner with Stradley Ronon Stevens &
Conshohocken, PA                           Young, LLP. Prior to July 2000, he was a
19428                                      Senior Vice President Deputy
                                           General Counsel.
Age 49
---------------------------------------------------------------------------------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.
3 Mr. Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for hedge funds managed by GSA.
* This position is held with an affiliated person or principal underwriter of the Funds.

ITEM  2.  CODE  OF  ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If  the  registrant  provides  the  disclosure  required  by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in
               Section  2(a)(19)  of  the  Act  (15  U.S.C.  80a-  2(a)(19)).

     (3)  If  the  registrant  provides  the  disclosure  required  by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (2)  Disclose  the  percentage  of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS  5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM  8.  [RESERVED]

ITEM  9.  CONTROLS  AND  PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE
     REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL
     HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM  10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO
          SECTION  302  OF  THE  SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GARTMORE VARIABLE INSURANCE TRUST

By     /s/ GERALD J. HOLLAND
Name:      Gerald J. Holland
Title:     Treasurer

Date: 9/8/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ PAUL J. HONDROS
Name:      Paul J. Hondros
Title:     President & Chairman of the Board

By     /s/ GERALD J. HOLLAND
Name:      Gerald J. Holland
Title:     Treasurer

Date: 9/8/03